================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                                 VALIC Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: May 31, 2007

================================================================================

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2007.

                                                                VALIC Company I


                                                                  Annual Report

                                                                   May 31, 2007

VALIC Company I
ANNUAL REPORT MAY 31, 2007
--------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter.........................................................   1

Expense Example............................................................
                                                                              2

Schedule of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  19
   Broad Cap Value Income Fund.............................................  23
   Capital Conservation Fund...............................................  26
   Core Equity Fund........................................................  38
   Core Value Fund (formerly Income & Growth Fund).........................  42
   Foreign Value Fund......................................................  47
   Global Equity Fund......................................................  50
   Global Strategy Fund....................................................  53
   Government Securities Fund..............................................  59
   Growth & Income Fund....................................................  62
   Health Sciences Fund....................................................  65
   Inflation Protected Fund................................................  72
   International Equities Fund.............................................  74
   International Government Bond Fund......................................  87
   International Growth I Fund.............................................  93
   Large Cap Core Fund.....................................................  98
   Large Capital Growth Fund............................................... 101
   Mid Cap Index Fund...................................................... 105
   Mid Cap Strategic Growth Fund........................................... 114
   Money Market I Fund..................................................... 118
   Nasdaq-100(R) Index Fund................................................ 121
   Science & Technology Fund............................................... 124
   Small Cap Aggressive Growth Fund........................................ 128
   Small Cap Fund.......................................................... 131
   Small Cap Index Fund.................................................... 144
   Small Cap Special Values Fund........................................... 167
   Small Cap Strategic Growth Fund......................................... 173
   Social Awareness Fund................................................... 177
   Stock Index Fund........................................................ 181
   VALIC Ultra Fund........................................................ 190
   Value Fund.............................................................. 193

Statements of Assets and Liabilities.......................................
                                                                            195

Statements of Operations...................................................
                                                                            199

Statements of Changes in Net Assets........................................
                                                                            203

Notes to Financial Statements..............................................
                                                                            211

Financial Highlights.......................................................
                                                                            230

Report of Independent Registered Public Accounting Firm....................
                                                                            248

Approval of Advisory Agreements............................................
                                                                            249

Directors Information......................................................
                                                                            251

Special Meeting of Shareholders............................................
                                                                            253

Shareholder Tax Information................................................
                                                                            254

Comparisons: Funds vs. Indexes.............................................
                                                                            255

Supplement to the Prospectus...............................................
                                                                            291

VALIC Company I
PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Valued Investor:

We are pleased to provide you with the Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve month period ending May 31, 2007.

Many of the major equity market indexes hit either record or multi-year highs during the period as attractive mergers, solid global growth, better than expected corporate earnings and growth in consumer spending combined to offset worries about housing and energy prices. New records were set for the S&P 500(R) Index, the Dow Jones Industrial Average and the Russell 2000(R) Index. The S&P 500(R) Index grew by 22.8% during the twelve month period, despite a 3.5% decline on February 27 when investor confidence was rattled by a sell-off of nearly 9% in the mainland Chinese equity market.

We believe that diversification is an important strategy in all markets, but is especially well suited for volatile markets. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in VALIC Company I and to supply you with the appropriate choices to meet your asset allocation objectives. To that end, we have added a number of new investment options to VALIC Company I over the last few years.

Once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                                  /s/ Evelyn M. Curran

                                          Evelyn M. Curran, President
                                          VALIC Company I

VALIC Company I
EXPENSE EXAMPLE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in VALIC Company I ("VC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2006 and held until May 31, 2007. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended May 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended May 31, 2007" column and the "Expense Ratio as of May 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2007" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended May 31, 2007" column and the "Expense Ratio as of May 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2007" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I
EXPENSE EXAMPLE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                Actual                                    Hypothetical
                              ------------------------------------------- ---------------------------------------------
                                                                                            Ending
                                                                                         Account Value
                                                Ending                                      Using a
                                             Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                                Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                              Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                              at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                               2006          2007          2007*           2006          2007           2007*        2007*
----                          -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation@............   $1,000.00      $1,083.07       $3.58        $1,000.00      $1,021.49        $3.48        0.69%
Blue Chip Growth#@...........   $1,000.00      $1,113.17       $5.01        $1,000.00      $1,020.19        $4.78        0.95%
Broad Cap Value Income#......   $1,000.00      $1,121.30       $4.50        $1,000.00      $1,020.69        $4.28        0.85%
Capital Conservation.........   $1,000.00      $1,008.08       $3.40        $1,000.00      $1,021.54        $3.43        0.68%
Core Equity#@................   $1,000.00      $1,091.95       $4.43        $1,000.00      $1,020.69        $4.28        0.85%
Core Value#..................   $1,000.00      $1,118.14       $4.38        $1,000.00      $1,020.79        $4.18        0.83%
Foreign Value................   $1,000.00      $1,108.01       $4.57        $1,000.00      $1,020.59        $4.38        0.87%
Global Equity@...............   $1,000.00      $1,163.73       $5.23        $1,000.00      $1,020.09        $4.89        0.97%
Global Strategy..............   $1,000.00      $1,109.84       $3.89        $1,000.00      $1,021.24        $3.73        0.74%
Government Securities........   $1,000.00      $  999.48       $3.34        $1,000.00      $1,021.59        $3.38        0.67%
Growth & Income#@............   $1,000.00      $1,104.29       $4.46        $1,000.00      $1,020.69        $4.28        0.85%
Health Sciences@.............   $1,000.00      $1,124.14       $6.20        $1,000.00      $1,019.10        $5.89        1.17%
Inflation Protected#.........   $1,000.00      $  984.31       $3.22        $1,000.00      $1,021.69        $3.28        0.65%
International Equities.......   $1,000.00      $1,129.76       $2.60        $1,000.00      $1,022.49        $2.47        0.49%
International Government Bond   $1,000.00      $1,006.02       $3.50        $1,000.00      $1,021.44        $3.53        0.70%
International Growth I#@.....   $1,000.00      $1,139.25       $5.39        $1,000.00      $1,019.90        $5.09        1.01%
Large Cap Core#@.............   $1,000.00      $1,096.69       $4.44        $1,000.00      $1,020.69        $4.28        0.85%
Large Capital Growth@........   $1,000.00      $1,103.92       $4.04        $1,000.00      $1,021.09        $3.88        0.77%
Mid Cap Index................   $1,000.00      $1,137.66       $2.08        $1,000.00      $1,022.99        $1.97        0.39%
Mid Cap Strategic Growth@....   $1,000.00      $1,161.47       $4.58        $1,000.00      $1,020.69        $4.28        0.85%
Money Market I...............   $1,000.00      $1,024.29       $2.62        $1,000.00      $1,022.34        $2.62        0.52%
NASDAQ-100 Index.............   $1,000.00      $1,077.42       $3.21        $1,000.00      $1,021.84        $3.13        0.62%
Science & Technology@........   $1,000.00      $1,073.84       $5.43        $1,000.00      $1,019.70        $5.29        1.05%
Small Cap Aggressive Growth#@   $1,000.00      $1,151.51       $5.36        $1,000.00      $1,019.95        $5.04        1.00%
Small Cap#@..................   $1,000.00      $1,094.76       $4.96        $1,000.00      $1,020.19        $4.78        0.95%
Small Cap Index..............   $1,000.00      $1,082.40       $2.23        $1,000.00      $1,022.79        $2.17        0.43%
Small Cap Special Values@....   $1,000.00      $1,097.31       $4.71        $1,000.00      $1,020.44        $4.53        0.90%
Small Cap Strategic Growth#@.   $1,000.00      $1,100.09       $5.24        $1,000.00      $1,019.95        $5.04        1.00%
Social Awareness@............   $1,000.00      $1,101.79       $3.25        $1,000.00      $1,021.84        $3.13        0.62%
Stock Index..................   $1,000.00      $1,101.11       $1.89        $1,000.00      $1,023.14        $1.82        0.36%
VALIC Ultra..................   $1,000.00      $1,089.30       $4.95        $1,000.00      $1,020.19        $4.78        0.95%
Value........................   $1,000.00      $1,160.42       $5.71        $1,000.00      $1,019.65        $5.34        1.06%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period May 31, 2007" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                               Actual                                    Hypothetical
                             ------------------------------------------- ---------------------------------------------
                                                                                           Ending
                                                                                        Account Value
                                               Ending                                      Using a
                                            Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                               Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                             Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                             at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                              2006          2007          2007*           2006          2007           2007*        2007*
----                         -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation............   $1,000.00      $1,083.07       $3.53        $1,000.00      $1,021.54        $3.43        0.68%
Blue Chip Growth#...........   $1,000.00      $1,113.17       $5.01        $1,000.00      $1,020.19        $4.78        0.95%
Core Equity#................   $1,000.00      $1,091.95       $4.38        $1,000.00      $1,020.74        $4.23        0.84%
Global Equity...............   $1,000.00      $1,163.73       $5.12        $1,000.00      $1,020.19        $4.78        0.95%
Growth & Income#............   $1,000.00      $1,104.29       $4.30        $1,000.00      $1,020.84        $4.13        0.82%
Health Sciences.............   $1,000.00      $1,124.13       $6.14        $1,000.00      $1,019.15        $5.84        1.16%
International Growth I#.....   $1,000.00      $1,139.25       $5.39        $1,000.00      $1,019.90        $5.09        1.01%
Large Cap Core#.............   $1,000.00      $1,096.69       $4.34        $1,000.00      $1,020.79        $4.18        0.83%
Large Capital Growth........   $1,000.00      $1,103.92       $3.99        $1,000.00      $1,021.14        $3.83        0.76%
Mid Cap Strategic Growth....   $1,000.00      $1,161.47       $4.58        $1,000.00      $1,020.69        $4.28        0.85%
Science & Technology........   $1,000.00      $1,073.84       $5.33        $1,000.00      $1,019.80        $5.19        1.03%
Small Cap Aggressive Growth#   $1,000.00      $1,151.51       $5.20        $1,000.00      $1,020.09        $4.89        0.97%
Small Cap#..................   $1,000.00      $1,094.76       $4.96        $1,000.00      $1,020.19        $4.78        0.95%
Small Cap Special Values....   $1,000.00      $1,097.31       $4.60        $1,000.00      $1,020.54        $4.43        0.88%
Small Cap Strategic Growth#.   $1,000.00      $1,100.09       $5.13        $1,000.00      $1,020.04        $4.94        0.98%
Social Awareness............   $1,000.00      $1,101.79       $3.09        $1,000.00      $1,021.99        $2.97        0.59%

VALIC Company I Asset Allocation Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Federal National Mtg. Assoc....................... 6.5%
            Commercial Paper.................................. 6.2
            Index Fund........................................ 5.1
            Repurchase Agreements............................. 4.7
            Oil Companies -- Integrated....................... 4.0
            Finance -- Investment Banker/Broker............... 3.7
            Diversified Manufactured Operations............... 3.4
            Diversified Financial Services.................... 3.3
            Federal Home Loan Mtg. Corp....................... 2.9
            Computers......................................... 2.8
            Telephone -- Integrated........................... 2.7
            Electric -- Integrated............................ 2.6
            Banks -- Super Regional........................... 2.3
            Medical -- Drugs.................................. 2.2
            Insurance -- Multi-line........................... 1.7
            Retail -- Discount................................ 1.7
            Cosmetics & Toiletries............................ 1.5
            Multimedia........................................ 1.3
            Aerospace/Defense................................. 1.2
            Medical Products.................................. 1.2
            Medical -- Biomedical/Gene........................ 1.1
            Retail -- Restaurants............................. 1.1
            Telecom Equipment -- Fiber Optics................. 1.1
            Beverages -- Non-alcoholic........................ 1.0
            Electronic Components -- Semiconductors........... 1.0
            Banks -- Fiduciary................................ 0.9
            Savings & Loans/Thrifts........................... 0.9
            Enterprise Software/Service....................... 0.8
            Finance -- Mortgage Loan/Banker................... 0.8
            Insurance -- Life/Health.......................... 0.8
            Insurance -- Property/Casualty.................... 0.8
            Banks -- Commercial............................... 0.7
            Medical -- HMO.................................... 0.7
            Oil -- Field Services............................. 0.7
            Real Estate Investment Trusts..................... 0.7
            Retail -- Drug Store.............................. 0.7
            Special Purpose Entities.......................... 0.7
            Steel -- Producers................................ 0.7
            Food -- Misc...................................... 0.6
            Office Automation & Equipment..................... 0.6
            Oil Field Machinery & Equipment................... 0.6
            United States Treasury Bonds...................... 0.6
            Aerospace/Defense -- Equipment.................... 0.5
            Applications Software............................. 0.5
            Pipelines......................................... 0.5
            Retail -- Regional Department Stores.............. 0.5
            Tobacco........................................... 0.5
            Transport -- Rail................................. 0.5
            Transport -- Services............................. 0.5
            Chemicals -- Diversified.......................... 0.4
            Chemicals -- Specialty............................ 0.4
            Diversified Operations............................ 0.4
            Electric Products -- Misc......................... 0.4
            Industrial Gases.................................. 0.4
            Networking Products............................... 0.4
            Non-Hazardous Waste Disposal...................... 0.4
            Oil & Gas Drilling................................ 0.4
            Oil Companies -- Exploration & Production......... 0.4
            Paper & Related Products.......................... 0.4
            Retail -- Building Products....................... 0.4
            Therapeutics...................................... 0.4
            Time Deposit...................................... 0.4
            U.S. Government Treasuries........................ 0.4
            Web Portals/ISP................................... 0.4
            Auto -- Cars/Light Trucks......................... 0.3
            Banks -- Money Center............................. 0.3
            Commercial Services -- Finance.................... 0.3
            Consumer Products -- Misc......................... 0.3
            Finance -- Credit Card............................ 0.3

           Finance -- Other Services.........................   0.3
           Investment Management/Advisor Services............   0.3
           Medical -- Wholesale Drug Distribution............   0.3
           Retail -- Auto Parts..............................   0.3
           Semiconductor Equipment...........................   0.3
           Television........................................   0.3
           United States Treasury Notes......................   0.3
           Wireless Equipment................................   0.3
           Agricultural Chemicals............................   0.2
           Athletic Footwear.................................   0.2
           Broadcast Services/Program........................   0.2
           Cable TV..........................................   0.2
           Computer Services.................................   0.2
           Containers -- Paper/Plastic.......................   0.2
           Data Processing/Management........................   0.2
           Diagnostic Equipment..............................   0.2
           Finance -- Auto Loans.............................   0.2
           Financial Guarantee Insurance.....................   0.2
           Food -- Dairy Products............................   0.2
           Food -- Wholesale/Distribution....................   0.2
           Forestry..........................................   0.2
           Gas -- Distribution...............................   0.2
           Government National Mtg. Assoc....................   0.2
           Machinery -- Construction & Mining................   0.2
           Oil Refining & Marketing..........................   0.2
           Publishing -- Newspapers..........................   0.2
           Telecom Services..................................   0.2
           Telecommunication Equipment.......................   0.2
           Transport -- Air Freight..........................   0.2
           Advertising Agencies..............................   0.1
           Airlines..........................................   0.1
           Brewery...........................................   0.1
           Building Products -- Cement.......................   0.1
           Building -- Residential/Commerical................   0.1
           Casino Hotels.....................................   0.1
           Cellular Telecom..................................   0.1
           Coatings/Paint....................................   0.1
           Commercial Services...............................   0.1
           Computers -- Periphery Equipment..................   0.1
           E-Commerce/Products...............................   0.1
           E-Commerce/Services...............................   0.1
           Electric -- Generation............................   0.1
           Electronic Measurement Instruments................   0.1
           Engineering/R&D Services..........................   0.1
           Engines -- Internal Combustion....................   0.1
           Finance -- Consumer Loans.........................   0.1
           Food -- Retail....................................   0.1
           Home Decoration Products..........................   0.1
           Independent Power Producers.......................   0.1
           Instruments -- Scientific.........................   0.1
           Insurance Brokers.................................   0.1
           Internet Security.................................   0.1
           Investment Companies..............................   0.1
           Medical Information Systems.......................   0.1
           Medical Labs & Testing Services...................   0.1
           Medical -- Generic Drugs..........................   0.1
           Medical -- Hospitals..............................   0.1
           Metal Processors & Fabrication....................   0.1
           Metal -- Aluminum.................................   0.1
           Pharmacy Services.................................   0.1
           Radio.............................................   0.1
           Real Estate Operations & Development..............   0.1
           Rental Auto/Equipment.............................   0.1
           Retail -- Bedding.................................   0.1
           Retail -- Consumer Electronics....................   0.1
           Satellite Telecom.................................   0.1
           Sovereign.........................................   0.1
                                                              -----
                                                              100.0%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                 Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 56.3%
      Advertising Agency -- 0.1%
       Omnicom Group, Inc...............................  2,010 $  211,653
                                                                ----------
      Aerospace/Defense -- 1.0%
       Boeing Co........................................ 12,100  1,217,139
       Lockheed Martin Corp.............................  2,750    269,775
       Northrop Grumman Corp............................  1,680    127,025
       Rockwell Collins, Inc............................  3,080    217,663
                                                                ----------
                                                                 1,831,602
                                                                ----------
      Aerospace/Defense - Equipment -- 0.3%
       United Technologies Corp.........................  8,390    591,914
                                                                ----------
      Agricultural Chemicals -- 0.2%
       Monsanto Co......................................  7,145    440,132
                                                                ----------
      Applications Software -- 0.5%
       Intuit, Inc.+....................................  2,320     70,760
       Microsoft Corp................................... 29,585    907,372
                                                                ----------
                                                                   978,132
                                                                ----------
      Athletic Footwear -- 0.2%
       NIKE, Inc., Class B..............................  7,816    443,558
                                                                ----------
      Auto - Cars/Light Trucks -- 0.2%
       General Motors Corp.............................. 12,050    361,380
                                                                ----------
      Banks - Commercial -- 0.2%
       Synovus Financial Corp........................... 10,150    335,559
                                                                ----------
      Banks - Fiduciary -- 0.9%
       Mellon Financial Corp............................  1,850     80,160
       The Bank of New York Co., Inc.................... 36,457  1,478,696
                                                                ----------
                                                                 1,558,856
                                                                ----------
      Banks - Super Regional -- 2.1%
       Bank of America Corp............................. 19,110    969,068
       Fifth Third Bancorp..............................  9,250    391,830
       National City Corp...............................  9,970    344,862
       US Bancorp.......................................  7,070    244,481
       Wells Fargo & Co................................. 51,471  1,857,588
                                                                ----------
                                                                 3,807,829
                                                                ----------
      Beverages - Non-alcoholic -- 1.0%
       PepsiCo, Inc..................................... 26,932  1,840,264
                                                                ----------
      Broadcast Services/Program -- 0.2%
       Clear Channel Communications, Inc................  8,810    338,304
                                                                ----------
      Chemicals - Diversified -- 0.2%
       Dow Chemical Co..................................  6,100    276,818
                                                                ----------
      Chemicals - Specialty -- 0.2%
       Ashland, Inc.....................................  5,800    349,856
                                                                ----------
      Coatings/Paint -- 0.1%
       Sherwin-Williams Co..............................  3,160    213,742
                                                                ----------
      Commercial Services -- 0.1%
       Convergys Corp.+.................................  4,260    109,652
                                                                ----------
      Commercial Services - Finance -- 0.2%
       Equifax, Inc.....................................  3,450    145,003
       Moody's Corp.....................................  2,580    179,697
       The Western Union Co.............................  5,030    112,924
                                                                ----------
                                                                   437,624
                                                                ----------
      Computer Services -- 0.2%
       Cognizant Technology Solutions Corp., Class A+...    450     35,352
       Computer Sciences Corp.+.........................  1,940    107,476
       Electronic Data Systems Corp..................... 10,610    305,674
                                                                ----------
                                                                   448,502
                                                                ----------

                                                                  Value
                    Security Description                 Shares  (Note 3)

      --------------------------------------------------------------------
      Computers -- 2.8%
       Apple Computer, Inc.+............................  9,710 $1,180,348
       Hewlett-Packard Co............................... 46,010  2,103,117
       International Business Machines Corp............. 14,959  1,594,629
                                                                ----------
                                                                 4,878,094
                                                                ----------
      Computers - Memory Devices -- 0.0%
       Network Appliance, Inc.+.........................  2,440     78,544
                                                                ----------
      Computers - Periphery Equipment -- 0.1%
       Lexmark International, Inc., Class A+............  2,950    153,194
                                                                ----------
      Consumer Products - Misc. -- 0.3%
       Clorox Co........................................  8,400    563,976
                                                                ----------
      Containers - Paper/Plastic -- 0.1%
       Pactiv Corp.+....................................  3,370    114,479
                                                                ----------
      Cosmetics & Toiletries -- 1.5%
       Colgate-Palmolive Co............................. 18,290  1,224,698
       Procter & Gamble Co.............................. 23,432  1,489,104
                                                                ----------
                                                                 2,713,802
                                                                ----------
      Data Processing/Management -- 0.2%
       Automatic Data Processing, Inc...................  5,700    283,290
       Broadridge Financial Solutions, Inc..............  3,589     72,641
                                                                ----------
                                                                   355,931
                                                                ----------
      Diagnostic Equipment -- 0.2%
       Cytyc Corp.+.....................................  7,610    321,751
                                                                ----------
      Diversified Manufactured Operations -- 3.2%
       3M Co............................................  4,900    431,004
       Dover Corp.......................................  4,710    235,735
       General Electric Co.............................. 90,184  3,389,115
       Honeywell International, Inc..................... 20,780  1,203,370
       Ingersoll-Rand Co., Ltd., Class A................    900     46,197
       ITT, Inc.........................................  1,500    100,950
       Tyco International, Ltd..........................  5,440    181,478
                                                                ----------
                                                                 5,587,849
                                                                ----------
      E-Commerce/Products -- 0.1%
       Amazon.com, Inc.+................................  2,650    183,221
                                                                ----------
      E-Commerce/Services -- 0.1%
       eBay, Inc.+......................................  5,870    191,127
       Monster Worldwide, Inc.+.........................  1,630     76,953
                                                                ----------
                                                                   268,080
                                                                ----------
      Electric Products - Misc. -- 0.4%
       Emerson Electric Co.............................. 14,244    690,122
                                                                ----------
      Electric - Integrated -- 1.6%
       Constellation Energy Group, Inc.................. 11,370  1,043,425
       Duke Energy Corp................................. 23,220    453,719
       Exelon Corp......................................  4,570    356,460
       FirstEnergy Corp.................................  2,830    195,921
       Public Service Enterprise Group, Inc.............  9,210    819,137
                                                                ----------
                                                                 2,868,662
                                                                ----------
      Electronic Components - Semiconductors -- 1.0%
       Intel Corp....................................... 23,810    527,868
       National Semiconductor Corp...................... 11,810    317,925
       NVIDIA Corp.+....................................  8,050    279,093
       Texas Instruments, Inc........................... 17,810    629,762
                                                                ----------
                                                                 1,754,648
                                                                ----------
      Electronic Measurement Instruments -- 0.1%
       Agilent Technologies, Inc.+......................  3,450    131,687
                                                                ----------
      Engineering/R&D Services -- 0.1%
       Fluor Corp.......................................  1,050    109,305
                                                                ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                 Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Engines - Internal Combustion -- 0.1%
       Cummins, Inc.....................................  2,570 $  242,171
                                                                ----------
      Enterprise Software/Service -- 0.8%
       Oracle Corp.+.................................... 75,090  1,455,244
                                                                ----------
      Finance - Credit Card -- 0.3%
       American Express Co..............................  8,440    548,431
                                                                ----------
      Finance - Investment Banker/Broker -- 3.6%
       Charles Schwab Corp..............................  6,460    145,156
       Citigroup, Inc................................... 23,840  1,299,042
       E*TRADE Financial Corp.+......................... 11,580    277,341
       J.P. Morgan Chase & Co........................... 46,392  2,404,497
       Merrill Lynch & Co., Inc.........................  4,640    430,267
       Morgan Stanley................................... 21,250  1,807,100
                                                                ----------
                                                                 6,363,403
                                                                ----------
      Finance - Mortgage Loan/Banker -- 0.3%
       Fannie Mae.......................................  9,330    596,374
                                                                ----------
      Finance - Other Services -- 0.3%
       Chicago Merchantile Exchange Holdings, Inc.,
         Class A........................................    920    488,520
                                                                ----------
      Financial Guarantee Insurance -- 0.2%
       Ambac Financial Group, Inc.......................  2,940    263,453
       MGIC Investment Corp.............................  2,750    178,750
                                                                ----------
                                                                   442,203
                                                                ----------
      Food - Dairy Products -- 0.2%
       Dean Foods Co....................................  8,930    292,547
                                                                ----------
      Food - Misc. -- 0.6%
       General Mills, Inc...............................  7,030    430,517
       Kellogg Co....................................... 10,840    585,143
                                                                ----------
                                                                 1,015,660
                                                                ----------
      Food - Retail -- 0.1%
       Safeway, Inc.....................................  4,610    158,953
                                                                ----------
      Food - Wholesale/Distribution -- 0.2%
       Sysco Corp....................................... 12,850    425,592
                                                                ----------
      Forestry -- 0.2%
       Plum Creek Timber Co., Inc.......................  6,854    286,497
                                                                ----------
      Gas - Distribution -- 0.2%
       Sempra Energy....................................  6,240    382,637
                                                                ----------
      Home Decoration Products -- 0.1%
       Newell Rubbermaid, Inc...........................  6,700    212,792
                                                                ----------
      Industrial Gases -- 0.4%
       Air Products & Chemicals, Inc....................  9,330    727,647
                                                                ----------
      Instruments - Scientific -- 0.1%
       Applera Corp.....................................  4,550    129,175
       Waters Corp.+....................................  1,050     63,315
                                                                ----------
                                                                   192,490
                                                                ----------
      Insurance - Life/Health -- 0.7%
       AFLAC, Inc.......................................  7,625    403,058
       Genworth Financial, Inc., Class A................  7,920    285,912
       Principal Financial Group........................  2,790    169,632
       Torchmark Corp...................................  4,910    344,240
                                                                ----------
                                                                 1,202,842
                                                                ----------
      Insurance - Multi-line -- 1.4%
       ACE, Ltd.........................................  5,830    358,953
       Allstate Corp.................................... 10,656    655,344
       Hartford Financial Services Group, Inc...........  9,068    935,546
       MetLife, Inc.....................................  7,670    521,560
                                                                ----------
                                                                 2,471,403
                                                                ----------

                                                                  Value
                    Security Description                 Shares  (Note 3)

      --------------------------------------------------------------------
      Insurance - Property/Casualty -- 0.7%
       Chubb Corp.......................................  8,410 $  461,457
       Progressive Corp.................................  2,890     66,614
       The Travelers Cos., Inc.......................... 13,410    726,420
                                                                ----------
                                                                 1,254,491
                                                                ----------
      Internet Security -- 0.1%
       Symantec Corp.+..................................  6,990    139,730
                                                                ----------
      Investment Management/Advisor Services -- 0.3%
       Federated Investors, Inc., Class B............... 11,600    451,704
                                                                ----------
      Machinery - Construction & Mining -- 0.1%
       Caterpillar, Inc.................................  1,370    107,655
       Terex Corp.+.....................................  1,150     97,485
                                                                ----------
                                                                   205,140
                                                                ----------
      Medical Information Systems -- 0.1%
       IMS Health, Inc..................................  2,750     89,925
                                                                ----------
      Medical Instruments -- 0.0%
       St. Jude Medical, Inc.+..........................  1,820     77,696
                                                                ----------
      Medical Labs & Testing Services -- 0.1%
       Laboratory Corp. of America Holdings+............  3,070    241,732
                                                                ----------
      Medical Products -- 1.2%
       Baxter International, Inc........................  2,300    130,732
       Johnson & Johnson................................ 21,403  1,354,168
       Stryker Corp.....................................  5,050    339,915
       Zimmer Holdings, Inc.+...........................  4,110    361,927
                                                                ----------
                                                                 2,186,742
                                                                ----------
      Medical - Biomedical/Gene -- 1.0%
       Amgen, Inc.+..................................... 20,464  1,152,737
       Biogen Idec, Inc.+...............................  4,210    219,846
       Genentech, Inc.+.................................  4,198    334,874
       Genzyme Corp.+...................................  1,930    124,524
                                                                ----------
                                                                 1,831,981
                                                                ----------
      Medical - Drugs -- 1.9%
       Eli Lilly & Co................................... 13,030    763,819
       Forest Laboratories, Inc.+.......................  7,020    355,984
       King Pharmaceuticals, Inc.+...................... 11,820    251,057
       Pfizer, Inc...................................... 57,260  1,574,077
       Schering-Plough Corp............................. 10,320    337,877
                                                                ----------
                                                                 3,282,814
                                                                ----------
      Medical - Generic Drugs -- 0.1%
       Watson Pharmaceuticals, Inc.+....................  4,100    126,526
                                                                ----------
      Medical - HMO -- 0.6%
       Coventry Health Care, Inc.+......................  3,790    226,149
       UnitedHealth Group, Inc.......................... 12,840    703,247
       WellPoint, Inc.+.................................  2,460    200,269
                                                                ----------
                                                                 1,129,665
                                                                ----------
      Medical - Wholesale Drug Distribution -- 0.2%
       AmerisourceBergen Corp...........................  2,750    140,855
       Cardinal Health, Inc.............................  3,850    278,971
                                                                ----------
                                                                   419,826
                                                                ----------
      Multimedia -- 1.0%
       E.W. Scripps Co., Class A........................  5,060    230,837
       Meredith Corp....................................  2,510    156,147
       Time Warner, Inc................................. 42,570    909,721
       Viacom, Inc., Class B+...........................  9,290    417,307
                                                                ----------
                                                                 1,714,012
                                                                ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                 Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Networking Products -- 0.4%
       Cisco Systems, Inc.+............................. 25,390 $  683,499
                                                                ----------
      Non-Hazardous Waste Disposal -- 0.3%
       Allied Waste Industries, Inc.+...................  9,250    124,505
       Waste Management, Inc............................  8,890    343,776
                                                                ----------
                                                                   468,281
                                                                ----------
      Office Automation & Equipment -- 0.4%
       Pitney Bowes, Inc................................  8,350    398,712
       Xerox Corp.+..................................... 16,610    313,431
                                                                ----------
                                                                   712,143
                                                                ----------
      Oil & Gas Drilling -- 0.4%
       ENSCO International, Inc.........................  6,830    413,693
       Noble Corp.......................................  1,840    169,998
       Transocean, Inc.+................................    480     47,155
                                                                ----------
                                                                   630,846
                                                                ----------
      Oil Companies - Exploration & Production -- 0.0%
       EOG Resources, Inc...............................  1,100     84,590
                                                                ----------
      Oil Companies - Integrated -- 3.8%
       Chevron Corp..................................... 31,285  2,549,415
       Exxon Mobil Corp................................. 48,911  4,067,928
       Occidental Petroleum Corp........................    800     43,976
                                                                ----------
                                                                 6,661,319
                                                                ----------
      Oil Field Machinery & Equipment -- 0.6%
       Grant Prideco, Inc.+............................. 12,020    682,616
       National-Oilwell Varco, Inc.+....................  4,430    418,413
                                                                ----------
                                                                 1,101,029
                                                                ----------
      Oil Refining & Marketing -- 0.1%
       Valero Energy Corp...............................  2,860    213,413
                                                                ----------
      Oil - Field Services -- 0.6%
       Halliburton Co................................... 14,920    536,374
       Schlumberger, Ltd................................  4,280    333,284
       Weatherford International, Ltd.+.................  2,360    128,242
                                                                ----------
                                                                   997,900
                                                                ----------
      Paper & Related Products -- 0.4%
       International Paper Co...........................  8,010    313,752
       MeadWestvaco Corp................................  5,350    187,250
       Temple-Inland, Inc...............................  2,480    156,240
                                                                ----------
                                                                   657,242
                                                                ----------
      Pharmacy Services -- 0.1%
       Express Scripts, Inc.+...........................  1,710    174,591
                                                                ----------
      Printing - Commercial -- 0.0%
       R.R. Donnelley & Sons Co.........................    790     33,828
                                                                ----------
      Publishing - Newspapers -- 0.2%
       Gannett Co., Inc.................................  6,330    372,331
                                                                ----------
      Real Estate Investment Trusts -- 0.4%
       Boston Properties, Inc...........................  1,680    194,342
       Host Marriott Corp............................... 19,450    496,364
                                                                ----------
                                                                   690,706
                                                                ----------
      Retail - Auto Parts -- 0.3%
       Advance Auto Parts, Inc..........................  9,310    385,620
       AutoZone, Inc.+..................................  1,200    154,356
                                                                ----------
                                                                   539,976
                                                                ----------
      Retail - Bedding -- 0.1%
       Bed Bath & Beyond, Inc.+.........................  4,060    165,080
                                                                ----------

                                                                  Value
                    Security Description                 Shares  (Note 3)

      --------------------------------------------------------------------
      Retail - Building Products -- 0.3%
       Home Depot, Inc.................................. 13,250 $  515,027
                                                                ----------
      Retail - Consumer Electronics -- 0.1%
       Best Buy Co., Inc................................  3,299    159,309
                                                                ----------
      Retail - Discount -- 1.6%
       Dollar Tree Stores, Inc.+........................ 16,800    710,808
       Family Dollar Stores, Inc........................  4,260    143,349
       Target Corp...................................... 12,405    774,444
       TJX Cos., Inc....................................  9,860    275,784
       Wal-Mart Stores, Inc............................. 18,256    868,986
                                                                ----------
                                                                 2,773,371
                                                                ----------
      Retail - Drug Store -- 0.6%
       CVS Caremark Corp................................ 24,114    929,354
       Walgreen Co......................................  1,850     83,490
                                                                ----------
                                                                 1,012,844
                                                                ----------
      Retail - Regional Department Stores -- 0.5%
       Dillard's, Inc., Class A.........................  1,820     66,066
       Kohl's Corp.+....................................  5,560    418,779
       Macy's, Inc......................................  8,870    354,179
                                                                ----------
                                                                   839,024
                                                                ----------
      Retail - Restaurants -- 1.1%
       McDonald's Corp.................................. 38,416  1,941,929
       Wendy's International, Inc.......................  2,300     92,299
                                                                ----------
                                                                 2,034,228
                                                                ----------
      Savings & Loans/Thrifts -- 0.4%
       Washington Mutual, Inc........................... 14,540    635,689
                                                                ----------
      Semiconductor Equipment -- 0.3%
       Novellus Systems, Inc.+..........................  7,060    216,671
       Teradyne, Inc.+.................................. 17,100    291,042
                                                                ----------
                                                                   507,713
                                                                ----------
      Steel - Producers -- 0.5%
       Nucor Corp.......................................  5,210    351,883
       United States Steel Corp.........................  4,050    458,298
                                                                ----------
                                                                   810,181
                                                                ----------
      Telecom Equipment - Fiber Optics -- 1.1%
       Corning, Inc.+................................... 75,120  1,878,000
                                                                ----------
      Telecommunication Equipment -- 0.2%
       ADC Telecommunications, Inc.+.................... 12,180    204,015
       Tellabs, Inc.+...................................  8,220     90,009
                                                                ----------
                                                                   294,024
                                                                ----------
      Telephone - Integrated -- 2.0%
       ALLTEL Corp......................................  6,020    412,490
       AT&T, Inc........................................ 15,850    655,239
       Qwest Communications International, Inc.+........ 19,950    205,286
       Sprint Nextel Corp............................... 28,617    653,899
       Verizon Communications, Inc...................... 37,510  1,632,810
                                                                ----------
                                                                 3,559,724
                                                                ----------
      Television -- 0.3%
       CBS Corp., Class B............................... 18,790    624,955
                                                                ----------
      Therapeutics -- 0.4%
       Gilead Sciences, Inc.+...........................  8,530    706,028
                                                                ----------
      Tobacco -- 0.5%
       Altria Group, Inc................................  2,810    199,791
       Reynolds American, Inc...........................  9,420    612,677
                                                                ----------
                                                                   812,468
                                                                ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal   Value
                  Security Description                    Amount    (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Transport - Rail -- 0.3%
    Burlington Northern Santa Fe Corp...................    2,000  $   186,260
    CSX Corp............................................    3,260      148,134
    Union Pacific Corp..................................      950      114,646
                                                                   -----------
                                                                       449,040
                                                                   -----------
  Transport - Services -- 0.4%
    C.H. Robinson Worldwide, Inc........................    1,350       73,143
    FedEx Corp..........................................    1,560      174,127
    United Parcel Service, Inc. Class B.................    5,680      408,790
                                                                   -----------
                                                                       656,060
                                                                   -----------
  Web Portals/ISP -- 0.4%
    Google, Inc. Class A+...............................    1,380      686,895
    Yahoo!, Inc.+.......................................    1,250       35,875
                                                                   -----------
                                                                       722,770
                                                                   -----------
  Wireless Equipment -- 0.3%
    Nokia Oyj ADR.......................................   10,750      294,335
    QUALCOMM, Inc.......................................    3,892      167,161
                                                                   -----------
                                                                       461,496
                                                                   -----------
  Total Common Stock
     (cost $86,367,642).................................            99,644,837
                                                                   -----------
  EXCHANGE TRADED FUNDS -- 5.1%
  Index Fund -- 5.1%
    iShares MSCI EAFE Index Fund
     (cost $8,266,525)..................................  112,500    9,106,875
                                                                   -----------
  PREFERRED STOCK -- 0.5%
  Banks - Money Center -- 0.1%
    Santander Finance Preferred SA
     5.87%*(1)..........................................    7,600      182,875
                                                                   -----------
  Banks - Super Regional -- 0.0%
    Wachovia Capital Trust IX
     6.38%..............................................    3,100       76,508
                                                                   -----------
  Diversified Financial Services -- 0.1%
    General Electric Capital Corp.
     8.00%(2)...........................................   11,000      256,850
                                                                   -----------
  Finance - Mortgage Loan/Banker -- 0.1%
    Fannie Mae
     Series O, 7.02%(1).................................    2,010      105,902
                                                                   -----------
  Special Purpose Entity -- 0.1%
    Structured Repackaged Asset-Backed Trust Securities
     5.92%(1)...........................................    7,600      177,840
                                                                   -----------
  Telephone - Integrated -- 0.1%
    AT&T, Inc.
     6.38%..............................................    3,800       94,316
                                                                   -----------
  Total Preferred Stock
     (cost $927,899)....................................               894,291
                                                                   -----------
  ASSET BACKED SECURITIES -- 3.1%
  Diversified Financial Services -- 3.1%
    Banc of America Funding Corp.
     Series 2007-C, Class 5A1
     5.37% due 05/20/36(3).............................. $348,702      347,019
    Banc of America Funding Corp.
     Series 2006-J, Class 2A1
     5.89% due 01/20/47(3)..............................  351,939      352,750
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2007-PW15, Class A2
     5.21% due 02/11/44(4)..............................  155,000      152,659
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2006-PW12, Class G
     5.75% due 09/11/38.................................   51,000       47,314

                                                         Principal   Value
                   Security Description                   Amount    (Note 3)

   --------------------------------------------------------------------------
   Diversified Financial Services (continued)
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2007-PW15, Class H
      5.93% due 02/11/44*(4)............................ $330,000  $  302,276
     Bear Stearns Commercial Mtg. Securities, Inc.
      Series 2006-PW12, Class F
      5.93% due 09/11/38*(4)(5).........................  300,000     285,357
     Chase Funding Mtg. Loan Asset-Backed Certs.
      Series 2003-6, Class 1A6
      4.59% due 05/25/15................................   96,426      93,459
     Commercial Mtg. Pass Through Certs.
      Series 2004-LB2A, Class A3
      4.22% due 03/10/39(4).............................  945,000     912,313
     Countrywide Asset-Backed Certs.
      Series 2006-S6, Class A3
      5.66% due 03/25/34................................  380,000     376,085
     Countrywide Asset-Backed Certs.
      Series 2006-S4, Class A3
      5.80% due 07/25/34................................  570,000     566,526
     J.P. Morgan Chase Commercial Mtg. Securities Corp.
      Series 2006-CB16, Class E
      5.84% due 05/12/45*(4)............................  205,000     204,007
     Merrill Lynch Mtg. Investors Trust
      Series 2004-A1, Class 3A
      4.83% due 02/25/34(3).............................  281,973     277,432
     Merrill Lynch Mtg. Investors Trust
      Series 2007-5, Class H
      6.12% due 08/25/48................................  165,000     146,031
     Morgan Stanley Capital I
      Series 2006-IQ12, Class AJ
      5.40% due 12/15/43(4).............................  280,000     271,568
     Morgan Stanley Capital I
      Series 2006-IQ12, Class D
      5.53% due 12/15/43(4).............................  200,000     193,958
     Ocwen Advance Receivables Backed Notes
      Series 2006-1A
      5.34% due 11/24/15*(6)............................  300,000     295,839
     Wachovia Bank Commercial Mtg. Trust
      Series 2006-WL7A, Class F
      5.66% due 09/15/21*(1)(4).........................  410,000     410,192
     Wachovia Bank Commercial Mtg. Trust
      Series 2006-C27, Class A3
      5.77% due 07/15/45(4).............................  125,000     125,672
     Wells Fargo Mortgage Backed Securities Trust
      Series 2006-AR12, Class 2A1
      6.10% due 09/25/36(3).............................  200,463     201,210
                                                                   ----------
                                                                    5,561,667
                                                                   ----------
   Total Asset Backed Securities
      (cost $5,650,925).................................            5,561,667
                                                                   ----------
   CONVERTIBLE BONDS & NOTES -- 0.0%
   Telecom Services -- 0.0%
     ICO North America, Inc.
      Notes
      7.50% due 08/15/09(6)(7)(8)
      (cost $20,000)....................................   20,000      20,000
                                                                   ----------
   CORPORATE BONDS & NOTES -- 10.3%
   Aerospace/Defense -- 0.2%
     Raytheon Co.
      Senior Notes
      6.75% due 08/15/07................................  195,000     195,446
     Raytheon Co.
      Senior Notes
      6.75% due 03/15/18................................   98,000     105,849
                                                                   ----------
                                                                      301,295
                                                                   ----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal  Value
                    Security Description           Amount   (Note 3)
            --------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Aerospace/Defense - Equipment -- 0.2%
              United Technologies Corp.
               Senior Notes
               6.10% due 05/15/12................ $384,000  $394,509
                                                            --------
            Agricultural Chemicals -- 0.0%
              Terra Capital, Inc.
               Company Guar. Notes
               7.00% due 02/01/17................   20,000    20,050
              The Mosaic Co.
               Senior Notes
               7.38% due 12/01/14*...............   40,000    41,700
                                                            --------
                                                              61,750
                                                            --------
            Airlines -- 0.1%
              American Airlines, Inc.
               Pass Through Certs.
               Series 2001-1, Class A-2
               6.82% due 05/23/11................   55,000    55,550
              Southwest Airlines Co.
               Senior Notes
               5.13% due 03/01/17................   55,000    50,194
                                                            --------
                                                             105,744
                                                            --------
            Auto - Cars/Light Trucks -- 0.1%
              DaimlerChrysler NA Holding Corp.
               Company Guar. Notes
               5.69% due 03/13/09(1).............   55,000    55,096
              Ford Motor Co.
               Debentures
               6.38% due 02/01/29................   60,000    44,850
              Ford Motor Co.
               Notes
               7.45% due 07/16/31................    5,000     4,113
              General Motors Corp.
               Debentures
               8.25% due 07/15/23................   30,000    28,012
              General Motors Corp.
               Senior Bonds
               8.38% due 07/15/33................   67,000    62,310
                                                            --------
                                                             194,381
                                                            --------
            Banks - Commercial -- 0.4%
              Colonial Bank NA
               Sub. Notes
               6.38% due 12/01/15................   60,000    60,880
              Compass Bank
               Notes
               5.50% due 04/01/20................  100,000    96,600
              First Maryland Capital II
               Company Guar. Notes
               6.21% due 02/01/27(1).............  124,000   121,917
              Popular North America, Inc.
               Company Guar. Notes
               5.65% due 04/15/09................   83,000    82,950
              Silicon Valley Bank
               Senior Notes
               5.70% due 06/01/12................  100,000    98,886
              SouthTrust Bank
               Sub. Notes
               4.75% due 03/01/13................  110,000   106,500
              SouthTrust Corp.
               Sub. Notes
               5.80% due 06/15/14................   45,000    45,368
              Union Bank of California NA
               Sub. Notes
               5.95% due 05/11/16................  110,000   110,524

                                                    Principal  Value
                    Security Description             Amount   (Note 3)

          ------------------------------------------------------------
          Banks - Commercial (continued)
            US Bank NA
             Notes
             3.90% due 08/15/08.................... $ 26,000  $ 25,491
                                                              --------
                                                               749,116
                                                              --------
          Banks - Money Center -- 0.0%
            RBS Capital Trust I Bank
             Bank Guar. Bonds
             4.71% due 07/01/13(1)(9)..............   65,000    61,215
                                                              --------
          Banks - Super Regional -- 0.2%
            Bank of America Corp.
             Sub. Notes
             5.42% due 03/15/17*...................   88,000    85,822
            Capital One Financial Corp.
             Senior Notes
             5.70% due 09/15/11....................  201,000   200,950
            JPMorgan Chase Bank NA
             Sub. Notes
             6.13% due 11/01/08....................  117,000   117,635
                                                              --------
                                                               404,407
                                                              --------
          Brewery -- 0.1%
            Anheuser-Busch Cos., Inc.
             Bonds
             6.00% due 11/01/41....................  124,000   118,284
                                                              --------
          Broadcast Services/Program -- 0.0%
            Nexstar Finance, Inc.
             Senior Sub. Notes
             7.00% due 01/15/14....................   40,000    40,700
                                                              --------
          Building Products - Air & Heating -- 0.0%
            American Standard, Inc.
             Company Guar. Notes
             7.38% due 02/01/08....................   47,000    47,437
                                                              --------
          Building - Residential/Commerical -- 0.1%
            Centex Corp.
             Senior Notes
             5.45% due 08/15/12....................   55,000    53,073
            Lennar Corp.
             Company Guar. Notes
             5.95% due 10/17/11....................   55,000    54,602
                                                              --------
                                                               107,675
                                                              --------
          Cable TV -- 0.2%
            Cablevision Systems Corp.
             Senior Notes
             8.00% due 04/15/12....................   30,000    30,450
            CCH I LLC
             Company Guar. Notes
             11.00% due 10/01/15...................   29,000    31,465
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13...................   70,000    77,700
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18....................   90,000    88,680
            Comcast Corp.
             Company Guar. Notes
             6.50% due 01/15/15....................   60,000    62,356
                                                              --------
                                                               290,651
                                                              --------
          Casino Hotels -- 0.1%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14....................   25,000    23,250

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Casino Hotels (continued)
            Riviera Holdings Corp.
             Company Guar. Notes
             11.00% due 06/15/10.................. $ 70,000  $ 72,800
                                                             --------
                                                               96,050
                                                             --------
          Cellular Telecom -- 0.1%
            American Cellular Corp.
             Senior Notes
             10.00% due 08/01/11..................   13,000    13,666
            Centennial Communications Corp.
             Senior Notes
             11.10% due 01/01/13(1)...............   75,000    78,844
            Rural Cellular Corp.
             Senior Sub. Notes
             8.36% due 06/01/13*(1)...............   15,000    15,038
            Rural Cellular Corp.
             Senior Sub. Notes
             9.75% due 01/15/10...................   55,000    56,787
                                                             --------
                                                              164,335
                                                             --------
          Chemicals - Diversified -- 0.2%
            EI Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14...................   34,000    32,702
            ICI Wilmington, Inc.
             Company Guar. Notes
             7.05% due 09/15/07...................  146,000   146,497
            Lyondell Chemical Co.
             Company Guar.
             8.00% due 09/15/14...................   40,000    42,300
            Rohm & Haas Co.
             Senior Notes
             7.85% due 07/15/29...................   45,000    52,069
                                                             --------
                                                              273,568
                                                             --------
          Chemicals - Specialty -- 0.2%
            Huntsman International LLC
             Company Guar. Notes
             7.88% due 11/15/14*..................   50,000    52,563
            Lubrizol Corp.
             Senior Notes
             4.63% due 10/01/09...................  200,000   195,852
            Momentive Performance Materials, Inc.
             Senior Sub. Notes
             11.50% due 12/01/16*.................   80,000    84,000
            Nalco Co.
             Senior Notes
             7.75% due 11/15/11...................   35,000    36,225
                                                             --------
                                                              368,640
                                                             --------
          Commercial Services -- 0.0%
            The ServiceMaster Co.
             Notes
             7.88% due 08/15/09...................   36,000    37,357
                                                             --------
          Commercial Services - Finance -- 0.1%
            The Western Union Co.
             Senior Notes
             5.40% due 11/17/11...................  147,000   145,170
                                                             --------
          Computer Services -- 0.0%
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08...................   55,000    54,066
                                                             --------

                                                     Principal  Value
                   Security Description               Amount   (Note 3)

        ---------------------------------------------------------------
        Consulting Services -- 0.0%
          FTI Consulting, Inc.
           Company Guar. Notes
           7.63% due 06/15/13....................... $ 35,000  $ 36,138
                                                               --------
        Consumer Products - Misc. -- 0.0%
          American Achievement Corp.
           Senior Sub. Notes
           8.25% due 04/01/12.......................   10,000    10,250
                                                               --------
        Containers - Paper/Plastic -- 0.1%
          Jefferson Smurfit Corp.
           Company Guar. Notes
           8.25% due 10/01/12.......................   10,000    10,225
          Pliant Corp.
           Company Guar. Notes
           11.13% due 09/01/09......................   69,000    69,172
          Smurfit-Stone Container Enterprises, Inc.
           Senior Notes
           8.00% due 03/15/17*......................  150,000   151,125
                                                               --------
                                                                230,522
                                                               --------
        Direct Marketing -- 0.0%
          Affinity Group, Inc.
           Senior Sub. Notes
           9.00% due 02/15/12.......................   40,000    42,000
                                                               --------
        Diversified Financial Services -- 0.0%
          AXA Financial, Inc.
           Senior Notes
           6.50% due 04/01/08.......................   50,000    50,391
                                                               --------
        Diversified Manufactured Operations -- 0.1%
          Crane Co.
           Senior Notes
           6.55% due 11/15/36.......................  140,000   136,781
                                                               --------
        Diversified Operations -- 0.0%
          Capmark Financial Group, Inc.
           Company Guar. Notes
           5.88% due 05/10/12*......................   55,000    54,611
                                                               --------
        Electric - Distribution -- 0.0%
          Old Dominion Electric Cooperative
           1st Mtg. Bonds
           5.68% due 12/01/28.......................   45,833    45,214
                                                               --------
        Electric - Generation -- 0.1%
          The AES Corp.
           Senior Notes
           8.88% due 02/15/11.......................   70,000    75,425
                                                               --------
        Electric - Integrated -- 1.0%
          American Electric Power Co., Inc.
           Senior Notes
           4.71% due 08/16/07.......................   67,000    66,877
          Centerpoint Energy, Inc.
           Senior Notes
           5.88% due 06/01/08.......................  130,000   130,171
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.90% due 03/15/36.......................  110,000   103,276
          Commonwealth Edison Co.
           1st Mtg. Bonds
           5.95% due 08/15/16.......................   80,000    79,201
          Consumers Energy Co.
           1st Mtg. Bonds
           4.25% due 04/15/08.......................  130,000   128,499

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                   Security Description               Amount    (Note 3)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric - Integrated (continued)
        Dominion Resources, Inc.
         Senior Notes
         5.69% due 05/15/08......................... $121,000  $  121,055
        Dominion Resources, Inc.
         Jr. Sub. Notes
         6.30% due 09/30/66(1)......................   95,000      95,956
        Duke Energy Corp.
         Senior Notes
         4.20% due 10/01/08.........................  110,000     108,077
        Duke Energy Indiana, Inc.
         Debentures
         5.00% due 09/15/13.........................   50,000      48,242
        Entergy Louisiana LLC
         1st Mtg. Bonds
         5.83% due 11/01/10.........................  165,000     164,596
        Mirant Mid-Atlantic LLC
         Pass Through Certs.
         Series B
         9.13% due 06/30/17.........................   31,308      35,574
        Nisource Finance Corp.
         Company Guar. Notes
         5.25% due 09/15/17.........................   40,000      37,351
        Pepco Holdings, Inc.
         Notes
         5.50% due 08/15/07.........................   67,000      67,027
        Pepco Holdings, Inc.
         Notes
         6.45% due 08/15/12.........................   45,000      46,435
        PSEG Power LLC
         Company Guar. Notes
         7.75% due 04/15/11.........................   55,000      58,973
        PSI Energy, Inc.
         Debentures
         7.85% due 10/15/07.........................  180,000     181,307
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.........................  183,000     175,874
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(6)(7)(8)...............  125,000           0
        Virginia Electric & Power Co.
         Notes
         4.10% due 12/15/08.........................  144,000     140,891
                                                               ----------
                                                                1,789,382
                                                               ----------
      Electronic Components - Semiconductors -- 0.0%
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................   15,000      15,713
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16*.......................   40,000      40,050
                                                               ----------
                                                                   55,763
                                                               ----------
      Electronics - Military -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15.........................   35,000      34,913
                                                               ----------
      Finance - Auto Loans -- 0.2%
        Ford Motor Credit Co.
         Senior Notes
         6.63% due 06/16/08.........................   50,000      50,045
        Ford Motor Credit Co. LLC
         Senior Notes
         5.80% due 01/12/09.........................    7,000       6,894

                                                    Principal  Value
                    Security Description             Amount   (Note 3)

         -------------------------------------------------------------
         Finance - Auto Loans (continued)
           Ford Motor Credit Co. LLC
            Notes
            7.38% due 10/28/09..................... $110,000  $110,383
           General Motors Acceptance Corp.
            Notes
            6.75% due 12/01/14.....................  105,000   104,663
           General Motors Acceptance Corp.
            Notes
            6.88% due 09/15/11.....................  130,000   130,981
           General Motors Acceptance Corp.
            Notes
            6.88% due 08/28/12.....................    6,000     6,029
                                                              --------
                                                               408,995
                                                              --------
         Finance - Commercial -- 0.0%
           Transamerica Finance Corp.
            Senior Notes
            6.40% due 09/15/08.....................   67,000    67,682
                                                              --------
         Finance - Consumer Loans -- 0.1%
           HSBC Finance Corp.
            Notes
            4.75% due 07/15/13.....................   80,000    76,110
           John Deere Capital Corp.
            Debentures
            5.10% due 01/15/13.....................   66,000    64,556
                                                              --------
                                                               140,666
                                                              --------
         Finance - Credit Card -- 0.0%
           Capital One Bank
            Senior Sub. Notes
            6.50% due 06/13/13.....................   69,000    71,232
                                                              --------
         Finance - Investment Banker/Broker -- 0.1%
           Citigroup, Inc.
            Senior Notes
            5.88% due 05/29/37.....................  110,000   107,498
           JPMorgan Chase & Co.
            Senior Notes
            5.38% due 01/15/14.....................  110,000   108,948
                                                              --------
                                                               216,446
                                                              --------
         Finance - Mortgage Loan/Banker -- 0.4%
           Countrywide Financial Corp.
            Sub. Notes
            6.25% due 05/15/16.....................  110,000   110,674
           Countrywide Home Loans, Inc.
            Company Guar. Notes
            4.00% due 03/22/11.....................  133,000   125,528
           Residential Capital LLC
            Company Guar. Notes
            6.13% due 11/21/08.....................   55,000    54,868
           Residential Capital LLC
            Senior Notes
            6.50% due 06/01/12.....................  171,000   170,061
           Residential Capital LLC
            Company Guar. Notes
            6.50% due 04/17/13.....................   55,000    54,360
           Residential Capital LLC
            Company Guar. Notes
            6.88% due 06/30/15.....................  251,000   252,292
                                                              --------
                                                               767,783
                                                              --------
         Food - Misc. -- 0.0%
           Kraft Foods, Inc.
            Senior Bonds
            5.63% due 11/01/11.....................   55,000    54,965
                                                              --------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Funeral Services & Related Items -- 0.0%
            Service Corp. International
             Senior Notes
             6.75% due 04/01/16................... $ 75,000  $ 73,781
                                                             --------
          Home Furnishings -- 0.0%
            Simmons Co.
             Company Guar. Notes
             7.88% due 01/15/14...................   25,000    25,500
            Simmons Co.
             Senior Disc. Notes
             10.00% due 12/15/14(2)...............   16,000    13,640
                                                             --------
                                                               39,140
                                                             --------
          Independent Power Producers -- 0.1%
            Calpine Corp.
             Sec. Notes
             8.75% due 07/15/13*(10)..............  145,000   153,700
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 02/01/16...................   75,000    77,812
                                                             --------
                                                              231,512
                                                             --------
          Insurance Brokers -- 0.1%
            Marsh & McLennan Cos., Inc.
             Senior Notes
             5.15% due 09/15/10...................   55,000    53,861
            Marsh & McLennan Cos., Inc.
             Senior Notes
             7.13% due 06/15/09...................   25,000    25,631
                                                             --------
                                                               79,492
                                                             --------
          Insurance - Life/Health -- 0.1%
            Americo Life, Inc.
             Notes
             7.88% due 05/01/13*..................  102,000   104,782
            Monumental Global Funding II
             Notes
             5.65% due 07/14/11*..................   54,000    54,422
                                                             --------
                                                              159,204
                                                             --------
          Insurance - Multi-line -- 0.1%
            Metropolitan Life Global Funding I
             Sec. Notes
             5.75% due 07/25/11*..................   55,000    55,576
            Unitrin, Inc.
             Senior Notes
             6.00% due 05/15/17...................  110,000   107,681
                                                             --------
                                                              163,257
                                                             --------
          Insurance - Property/Casualty -- 0.1%
            The Travelers Cos., Inc.
             Senior Notes
             6.25% due 06/15/37...................   90,000    88,794
                                                             --------
          Machinery - Farming -- 0.0%
            Case Corp.
             Notes
             7.25% due 01/15/16...................   40,000    42,000
                                                             --------
          Medical - Biomedical/Gene -- 0.1%
            Amgen, Inc.
             Senior Notes
             6.38% due 06/01/37*..................  110,000   109,343
                                                             --------
          Medical - Drugs -- 0.2%
            Abbott Laboratories
             Notes
             5.88% due 05/15/16...................   55,000    55,819

                                                      Principal  Value
                    Security Description               Amount   (Note 3)

        ----------------------------------------------------------------
        Medical - Drugs (continued)
          American Home Products Corp.
           Notes
           6.70% due 03/15/11........................ $ 93,000  $ 97,592
          Wyeth
           Bonds
           5.50% due 02/01/14........................  112,000   111,497
                                                                --------
                                                                 264,908
                                                                --------
        Medical - HMO -- 0.1%
          Coventry Health Care, Inc.
           Senior Notes
           5.95% due 03/15/17........................   43,000    42,495
          WellPoint, Inc.
           Notes
           3.75% due 12/14/07........................   77,958    77,259
                                                                --------
                                                                 119,754
                                                                --------
        Medical - Hospitals -- 0.1%
          HCA, Inc.
           Senior Notes
           6.25% due 02/15/13........................   95,000    88,469
          HCA, Inc.
           Sec. Notes
           9.25% due 11/15/16*.......................  100,000   109,625
                                                                --------
                                                                 198,094
                                                                --------
        Medical - Wholesale Drug Distribution -- 0.1%
          Cardinal Health, Inc.
           Senior Notes
           5.80% due 10/15/16*.......................  200,000   196,309
                                                                --------
        Metal Processors & Fabrication -- 0.1%
          Timken Co.
           Notes
           5.75% due 02/15/10........................   88,000    87,537
                                                                --------
        Metal - Aluminum -- 0.1%
          Alcoa, Inc.
           Notes
           6.00% due 01/15/12........................   66,000    66,206
          Alcoa, Inc.
           Bonds
           6.50% due 06/15/18........................  142,000   143,779
                                                                --------
                                                                 209,985
                                                                --------
        Metal - Diversified -- 0.0%
          Freeport-McMoRan Copper & Gold, Inc.
           Senior Notes
           8.38% due 04/01/17........................   30,000    32,775
                                                                --------
        Mining -- 0.0%
          Newmont Mining Corp.
           Company Guar. Notes
           5.88% due 04/01/35........................   60,000    53,832
                                                                --------
        Multimedia -- 0.3%
          Belo Corp.
           Senior Notes
           6.75% due 05/30/13........................   55,000    56,631
          Cox Enterprises, Inc.
           Notes
           7.88% due 09/15/10*.......................  143,000   151,366
          News America, Inc.
           Company Guar. Bonds
           7.30% due 04/30/28........................   65,000    69,358
          Time Warner Entertainment Co. LP
           Senior Notes
           8.38% due 07/15/33........................  138,000   164,274

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 3)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Multimedia (continued)
        Viacom, Inc.
         Senior Notes
         6.88% due 04/30/36........................... $ 45,000  $ 44,385
                                                                 --------
                                                                  486,014
                                                                 --------
      Non-Hazardous Waste Disposal -- 0.1%
        Republic Services, Inc.
         Notes
         6.09% due 03/15/35...........................   95,000    87,566
        Waste Management, Inc.
         Company Guar. Notes
         6.88% due 05/15/09...........................   52,000    53,188
        Waste Management, Inc.
         Company Guar. Notes
         7.75% due 05/15/32...........................   60,000    66,720
                                                                 --------
                                                                  207,474
                                                                 --------
      Office Automation & Equipment -- 0.2%
        Pitney Bowes, Inc.
         Notes
         5.25% due 01/15/37...........................  174,000   165,487
        Xerox Corp.
         Senior Notes
         5.50% due 05/15/12...........................  110,000   108,642
                                                                 --------
                                                                  274,129
                                                                 --------
      Oil Companies - Exploration & Production -- 0.3%
        Anadarko Petroleum Corp.
         Senior Notes
         5.95% due 09/15/16...........................  120,000   118,475
        Apache Corp.
         Senior Notes
         6.25% due 04/15/12...........................  200,000   205,962
        Chesapeake Energy Corp.
         Company Guar. Notes
         7.50% due 09/15/13...........................  145,000   151,163
                                                                 --------
                                                                  475,600
                                                                 --------
      Oil Companies - Integrated -- 0.2%
        ChevronTexaco Capital Co.
         Company Guar. Notes
         3.50% due 09/17/07...........................   75,000    74,638
        Hess Corp.
         Notes
         7.13% due 03/15/33...........................   55,000    58,832
        Hess Corp.
         Bonds
         7.88% due 10/01/29...........................   70,000    80,069
        Polar Tankers, Inc.
         Company Guar. Notes
         5.95% due 05/10/37*..........................   60,000    58,140
                                                                 --------
                                                                  271,679
                                                                 --------
      Oil Refining & Marketing -- 0.1%
        The Premcor Refining Group, Inc.
         Company Guar. Notes
         6.75% due 05/01/14...........................  144,000   148,268
                                                                 --------
      Oil - Field Services -- 0.1%
        Hanover Compressor Co.
         Senior Notes
         9.00% due 06/01/14...........................   95,000   102,363
                                                                 --------
      Paper & Related Products -- 0.0%
        Bowater, Inc.
         Notes
         6.50% due 06/15/13...........................   25,000    22,375

                                                   Principal  Value
                   Security Description             Amount   (Note 3)

          -----------------------------------------------------------
          Paper & Related Products (continued)
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.00% due 01/15/15*.................. $ 30,000  $ 29,850
            Georgia-Pacific Corp.
             Company Guar. Notes
             7.13% due 01/15/17*..................   10,000     9,975
                                                             --------
                                                               62,200
                                                             --------
          Pipelines -- 0.4%
            CenterPoint Energy Resources Corp.
             Notes
             7.75% due 02/15/11...................  110,000   117,634
            Copano Energy LLC
             Company Guar. Notes
             8.13% due 03/01/16...................   80,000    83,400
            Duke Energy Field Services LLC
             Notes
             6.88% due 02/01/11...................   55,000    57,267
            Dynegy-Roseton Danskammer
             Pass Through Certs.
             Series B
             7.67% due 11/08/16...................   35,000    36,969
            El Paso Natural Gas Co.
             Senior Notes
             5.95% due 04/15/17*..................   75,000    73,885
            Enbridge, Inc.
             Bonds
             5.80% due 06/15/14...................  189,000   188,822
            Williams Cos., Inc.
             Senior Notes
             7.88% due 09/01/21...................   75,000    84,000
                                                             --------
                                                              641,977
                                                             --------
          Private Corrections -- 0.0%
            Corrections Corp. of America
             Company Guar. Notes
             6.25% due 03/15/13...................   30,000    29,663
                                                             --------
          Publishing - Newspapers -- 0.0%
            Knight Ridder, Inc.
             Debentures
             6.88% due 03/15/29...................   65,000    57,353
                                                             --------
          Publishing - Periodicals -- 0.0%
            The Reader's Digest Association, Inc.
             Senior Sub. Notes
             9.00% due 02/15/17*..................   20,000    19,725
                                                             --------
          Radio -- 0.1%
            Chancellor Media Corp.
             Company Guar. Notes
             8.00% due 11/01/08...................  150,000   154,207
                                                             --------
          Real Estate Investment Trusts -- 0.3%
            AvalonBay Communities, Inc.
             Senior Notes
             5.75% due 09/15/16...................   90,000    89,622
            Health Care Property Investors, Inc.
             Senior Notes
             5.65% due 12/15/13...................   80,000    78,386
            Heritage Property Investment Trust
             Notes
             4.50% due 10/15/09...................   55,000    54,946
            New Plan Excel Realty Trust
             Senior Notes
             4.50% due 02/01/11...................  100,000    95,938

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal  Value
                    Security Description              Amount   (Note 3)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Real Estate Investment Trusts (continued)
           PPF Funding, Inc.
            Bonds
            5.35% due 04/15/12*..................... $ 55,000  $ 54,185
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16......................   31,000    30,160
           Simon Property Group LP
            Notes
            5.38% due 08/28/08......................   32,000    31,867
           Vornado Realty LP
            Notes
            4.50% due 08/15/09......................   55,000    53,727
                                                               --------
                                                                488,831
                                                               --------
         Recycling -- 0.0%
           Aleris International, Inc.
            Senior Notes
            9.00% due 12/15/14*.....................   40,000    42,800
           Aleris International, Inc.
            Senior Sub. Notes
            10.00% due 12/15/16*....................   20,000    21,000
                                                               --------
                                                                 63,800
                                                               --------
         Rental Auto/Equipment -- 0.1%
           Erac USA Finance Co.
            Notes
            7.35% due 06/15/08*.....................  130,000   132,027
           United Rentals North America, Inc.
            Senior Sub. Notes
            7.75% due 11/15/13......................   35,000    36,312
                                                               --------
                                                                168,339
                                                               --------
         Research & Development -- 0.0%
           Alion Science and Technology Corp.
            Senior Notes
            10.25% due 02/01/15*....................   40,000    42,000
                                                               --------
         Retail - Building Products -- 0.1%
           Home Depot, Inc.
            Senior Notes
            5.88% due 12/16/36......................   90,000    84,328
                                                               --------
         Retail - Discount -- 0.1%
           Wal-Mart Stores, Inc.
            Senior Notes
            5.88% due 04/05/27......................  110,000   108,282
                                                               --------
         Retail - Drug Store -- 0.1%
           CVS Caremark Corp.
            Senior Notes
            6.25% due 06/01/27......................  110,000   108,637
           CVS Lease Pass Through Trust
            Pass Through Certs.
            6.04% due 12/10/28*.....................   99,125    97,299
                                                               --------
                                                                205,936
                                                               --------
         Retail - Regional Department Stores -- 0.0%
           Federated Retail Holdings, Inc.
            Company Guar. Notes
            5.90% due 12/01/16......................   55,000    54,099
           JC Penney Corp., Inc.
            Senior Notes
            5.75% due 02/15/18......................   13,000    12,777
                                                               --------
                                                                 66,876
                                                               --------

                                                             Principal  Value
                   Security Description                       Amount   (Note 3)

-------------------------------------------------------------------------------
Savings & Loans/Thrifts -- 0.5%
  Independence Community Bank Corp.
   Sub. Notes
   3.50% due 06/20/13(1).................................... $ 59,000  $ 57,745
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  166,000   162,059
  Washington Mutual Bank
   Sub. Notes
   5.13% due 01/15/15.......................................  190,000   180,881
  Washington Mutual Preferred Funding II
   Bonds
   6.90% due 06/15/12*(1)(9)................................  100,000    98,689
  Washington Mutual, Inc.
   Senior Notes
   5.50% due 08/24/11.......................................  160,000   159,154
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  124,000   133,249
                                                                       --------
                                                                        791,777
                                                                       --------
Special Purpose Entities -- 0.4%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................  160,000   154,198
  Capital One Capital IV
   Company Guar. Notes
   6.75% due 02/17/37.......................................   60,000    57,209
  Consolidated Communications Illinois/Texas Holdings, Inc.
   Senior Notes
   9.75% due 04/01/12.......................................  121,000   128,260
  Cyrus Reinsurance Holdings SPC
   Senior Notes
   6.36% due 09/01/08*(1)(6)................................   65,000    64,838
  Norbord Delaware GP I
   Company Guar. Notes
   6.45% due 02/15/17*......................................   45,000    43,145
  Pricoa Global Funding I
   Notes
   5.30% due 09/27/13*......................................   90,000    88,762
  Principal Life Global Funding I
   Sec. Notes
   5.25% due 01/15/13*......................................  177,000   174,041
                                                                       --------
                                                                        710,453
                                                                       --------
Steel - Producers -- 0.2%
  International Steel Group, Inc.
   Senior Notes
   6.50% due 04/15/14.......................................  110,000   113,007
  Reliance Steel & Aluminum Co.
   Company Guar. Notes
   6.85% due 11/15/36.......................................   55,000    55,485
  United States Steel Corp.
   Senior Notes
   5.65% due 06/01/13.......................................   60,000    59,457
  United States Steel Corp.
   Senior Notes
   6.05% due 06/01/17.......................................   60,000    59,465
  United States Steel Corp.
   Senior Notes
   6.65% due 06/01/37.......................................   48,000    47,383
                                                                       --------
                                                                        334,797
                                                                       --------
Telecom Services -- 0.1%
  Bellsouth Telecommunications, Inc.
   Debentures
   7.00% due 12/01/95.......................................   96,000    97,036

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Telecom Services (continued)
            Qwest Corp.
             Senior Notes
             7.50% due 10/01/14................... $ 55,000  $ 57,887
                                                             --------
                                                              154,923
                                                             --------
          Telephone - Integrated -- 0.5%
            AT&T Corp.
             Senior Notes
             7.30% due 11/15/11...................   56,000    59,995
            BellSouth Corp.
             Senior Notes
             6.00% due 10/15/11...................  200,000   203,745
            Citizens Communications Co.
             Senior Notes
             7.13% due 03/15/19...................   25,000    24,875
            GTE Northwest, Inc.
             Debentures
             5.55% due 10/15/08...................   60,000    59,968
            LCI International, Inc.
             Senior Notes
             7.25% due 06/15/07...................  115,000   115,000
            Level 3 Financing, Inc.
             Senior Notes
             8.75% due 02/15/17*..................   25,000    25,656
            New England Telephone & Telegraph Co.
             Debentures
             7.88% due 11/15/29...................   65,000    71,978
            Sprint Capital Corp.
             Company Guar. Notes
             6.88% due 11/15/28...................  110,000   107,348
            Verizon New York, Inc.
             Debentures
             6.88% due 04/01/12...................  114,000   118,792
                                                             --------
                                                              787,357
                                                             --------
          Television -- 0.0%
            Paxson Communication Corp.
             Sec. Notes
             11.61% due 01/15/13*(1)..............   45,000    46,913
            Young Broadcasting, Inc.
             Company Guar. Notes
             10.00% due 03/01/11..................   20,000    20,350
                                                             --------
                                                               67,263
                                                             --------
          Transport - Air Freight -- 0.2%
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class A-1
             7.20% due 01/02/19...................  290,045   300,197
                                                             --------
          Transport - Rail -- 0.1%
            BNSF Funding Trust I
             Company Guar. Bonds
             6.61% due 12/15/55(1)................  120,000   112,850
            Burlington Northern Santa Fe Corp.
             Notes
             6.15% due 05/01/37...................   86,000    84,487
            Union Pacific Corp.
             Notes
             3.88% due 02/15/09...................   17,000    16,569
            Union Pacific Corp.
             Debentures
             7.00% due 02/01/16...................   33,000    35,003
                                                             --------
                                                              248,909
                                                             --------

                                                   Principal   Value
                  Security Description              Amount    (Note 3)

       -----------------------------------------------------------------
       Transport - Services -- 0.1%
         FedEx Corp.
          Company Guar. Notes
          5.50% due 08/15/09...................... $ 45,000  $    45,015
         Ryder System, Inc.
          Notes
          5.85% due 03/01/14......................   29,000       28,636
         Ryder System, Inc.
          Notes
          5.85% due 11/01/16......................   90,000       87,205
                                                             -----------
                                                                 160,856
                                                             -----------
       Total Corporate Bonds & Notes
          (cost $18,224,503)......................            18,170,802
                                                             -----------
       FOREIGN CORPORATE BONDS & NOTES -- 2.4%
       Banks - Commercial -- 0.1%
         Caisse Nationale des Caisses
          d'Epargne et de Prevoyance
          Notes
          4.92% due 12/30/09(1)(9)................  102,000       85,459
         Credit Agricole SA
          Jr. Sub. Notes
          6.64% due 05/31/17*(1)(9)...............  111,000      110,650
         Societe Generale
          Sub. Notes
          5.92% due 04/05/17*(1)(9)...............   60,000       58,907
                                                             -----------
                                                                 255,016
                                                             -----------
       Banks - Money Center -- 0.2%
         HBOS Capital Funding LP
          Bank Guar. Bonds
          6.85% due 03/23/09(9)...................  163,000      163,620
         Mizuho Financial Group Cayman, Ltd.
          Bank Guar. Bonds
          8.38% due 04/27/09(9)...................  120,000      125,676
         National Westminster Bank PLC
          Sub. Notes
          7.75% due 10/16/07(1)(9)................   46,000       46,332
                                                             -----------
                                                                 335,628
                                                             -----------
       Building Products - Cement -- 0.1%
         C8 Capital SPV, Ltd.
          Notes
          6.64% due 12/31/14*(1)(9)...............  195,000      191,452
                                                             -----------
       Cruise Lines -- 0.0%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13......................   65,000       66,439
                                                             -----------
       Diversified Financial Services -- 0.1%
         CIT Group Funding Co. of Canada
          Company Guar. Notes
          5.20% due 06/01/15......................   95,000       89,708
                                                             -----------
       Diversified Manufactured Operations -- 0.1%
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13......................  110,000      115,168
                                                             -----------
       Diversified Operations -- 0.4%
         Hutchison Whampoa Finance CI, Ltd.
          Company Guar. Notes
          7.50% due 08/01/27*.....................  700,000      789,431
                                                             -----------
       Electric - Integrated -- 0.0%
         Empresa Nacional de Electricidad SA
          Bonds
          7.33% due 02/01/37......................   72,000       75,785
                                                             -----------

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 3)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Insurance - Multi-line -- 0.2%
        Aegon NV
         Sub. Bonds
         5.36% due 07/15/14(1)(9)..................... $145,000  $125,280
        AXA SA
         Sub. Notes
         6.38% due 12/14/36*(1)(9)....................   77,000    72,565
        ING Groep NV
         Bonds
         5.78% due 12/08/15(1)(9).....................  175,000   171,355
                                                                 --------
                                                                  369,200
                                                                 --------
      Investment Companies -- 0.1%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*..........................  113,000   112,745
                                                                 --------
      Machinery - Construction & Mining -- 0.1%
        Atlas Copco AB
         Bonds
         5.60% due 05/22/17*..........................   98,000    96,734
                                                                 --------
      Medical - Drugs -- 0.1%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14...........................   40,000    38,200
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         9.11% due 12/01/13(1)........................   40,000    41,600
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11...........................   55,000    56,031
                                                                 --------
                                                                  135,831
                                                                 --------
      Metal - Aluminum -- 0.0%
        Alcan, Inc.
         Senior Notes
         5.75% due 06/01/35...........................   55,000    49,517
                                                                 --------
      Metal - Diversified -- 0.0%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................   66,000    71,428
                                                                 --------
      Oil Companies - Exploration & Production -- 0.1%
        EnCana Corp.
         Bonds
         6.50% due 08/15/34...........................   25,000    25,561
        Nexen, Inc.
         Bonds
         6.40% due 05/15/37...........................  100,000    97,335
                                                                 --------
                                                                  122,896
                                                                 --------
      Paper & Related Products -- 0.0%
        Abitibi-Consolidated, Inc.
         Notes
         8.55% due 08/01/10...........................   50,000    47,750
                                                                 --------
      Pipelines -- 0.1%
        Kinder Morgan Finance Co. ULC
         Company Guar. Notes
         5.70% due 01/05/16...........................   99,000    93,275
                                                                 --------
      Real Estate Operations & Development -- 0.1%
        Brookfield Asset Management, Inc.
         Notes
         8.13% due 12/15/08...........................  141,000   146,130
                                                                 --------

                                                   Principal   Value
                  Security Description              Amount    (Note 3)

        ---------------------------------------------------------------
        Satellite Telecom -- 0.1%
          Intelsat Bermuda, Ltd.
           Company Guar. Notes
           8.87% due 01/15/15(1).................. $ 55,000  $   56,237
          Intelsat Intermediate Holding Co., Ltd.
           Company Guar. Notes
           9.25% due 02/01/15(2)..................   25,000      21,000
          Intelsat, Ltd.
           Senior Notes
           6.50% due 11/01/13.....................   40,000      34,200
                                                             ----------
                                                                111,437
                                                             ----------
        Special Purpose Entities -- 0.2%
          Hybrid Capital Funding I LP
           Sub. Notes
           8.00% due 06/30/11(9)..................  208,000     217,283
          Rio Tinto Finance USA, Ltd.
           Notes
           2.63% due 09/30/08.....................   45,000      43,428
          SMFG Preferred Capital, Ltd.
           Sub. Bonds
           6.08% due 01/25/17*(1)(9)..............  101,000      99,389
          SovRisc BV
           Notes
           4.63% due 10/31/08*....................  113,000     111,885
                                                             ----------
                                                                471,985
                                                             ----------
        Telecom Services -- 0.1%
          Telenet Group Holdings NV
           Disc. Notes
           11.50% due 06/15/14*(2)................   24,000      22,860
          TELUS Corp.
           Notes
           7.50% due 06/01/07.....................  123,000     123,000
          TELUS Corp.
           Notes
           8.00% due 06/01/11.....................   50,000      53,484
                                                             ----------
                                                                199,344
                                                             ----------
        Telephone - Integrated -- 0.1%
          British Telecommunications PLC
           Bonds
           8.63% due 12/15/30.....................   65,000      87,321
          Telecom Italia Capital SA
           Company Guar. Bonds
           5.25% due 10/01/15.....................   45,000      42,551
          Telecom Italia Capital SA
           Company Guar. Bonds
           6.20% due 07/18/11.....................   80,000      81,594
                                                             ----------
                                                                211,466
                                                             ----------
        Transport - Rail -- 0.1%
          Canadian National Railway Co.
           Notes
           6.38% due 10/15/11.....................  110,000     113,339
                                                             ----------
        Total Foreign Corporate Bonds & Notes
           (cost $4,325,207)......................            4,271,704
                                                             ----------
        FOREIGN GOVERNMENT TREASURIES -- 0.1%
        Sovereign -- 0.1%
          Government of United Kingdom
           Notes
           2.25% due 07/08/08
           (cost $109,985)........................  110,000     106,521
                                                             ----------
        U.S. GOVERNMENT AGENCIES -- 9.6%
        Federal Home Loan Mtg. Corp. -- 2.9%
          4.50% due 11/01/18......................  288,074     276,428
          4.50% due 07/01/19......................  276,004     264,492
          5.00% due 03/01/19......................  257,493     251,463

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal     Value
                  Security Description            Amount      (Note 3)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal Home Loan Mtg. Corp. (continued)
          5.00% due 10/01/33.................... $   29,124 $     27,798
          5.00% due 03/01/34....................    566,247      540,178
          5.00% due 01/01/37....................    284,391      270,825
          5.50% due 10/01/33....................     14,880       14,570
          5.50% due 01/01/35....................    570,635      557,933
          5.72% due 08/01/36(1).................  1,129,650    1,126,981
          5.81% due 01/01/37(1).................    479,898      479,492
          5.85% due 01/01/37(1).................    237,295      238,071
          6.00% due 08/01/36....................    581,104      581,053
          6.50% due 12/01/28....................    226,231      231,287
          6.50% due 11/01/33....................     10,219       10,463
          6.50% due 05/01/36....................      8,783        8,924
          7.00% due 06/01/32....................     91,701       94,960
          7.50% due 04/01/31....................    155,033      161,955
          8.00% due 04/01/30....................     20,076       21,200
          8.00% due 07/01/30....................        235          248
          8.00% due 12/01/30....................     37,807       39,924
                                                            ------------
                                                               5,198,245
                                                            ------------
        Federal National Mtg. Assoc. -- 6.5%
          4.50% due 02/01/18....................    271,429      260,461
          4.50% due 06/01/18....................    113,550      109,002
          5.00% due 10/01/18....................     65,415       63,942
          5.00% due 11/01/33....................     27,693       26,433
          5.00% due 03/01/34....................  2,259,413    2,155,403
          5.50% due 03/01/18....................     39,083       38,899
          5.50% due 12/01/33....................  1,030,067    1,008,580
          5.50% due 05/01/34....................    600,488      587,962
          5.50% due 02/01/36(1).................    323,176      324,375
          5.50% due 08/01/36....................  1,198,089    1,170,359
          5.50% due 11/01/36....................    831,065      811,830
          5.50% due 12/01/36....................    859,927      835,315
          6.00% due 12/01/16....................    157,876      159,710
          6.00% due 05/01/17....................    117,230      118,586
          6.00% due 12/01/33....................    286,574      287,702
          6.00% due 10/01/36....................  1,914,781    1,913,364
          6.00% due 11/01/36....................    841,278      837,163
          6.50% due 02/01/17....................     98,437      100,798
          6.50% due 08/01/31....................    115,498      118,461
          6.50% due 07/01/32....................    166,401      170,567
          6.50% due 07/01/36....................    252,439      256,419
          7.00% due 09/01/31....................     96,691      100,747
          7.50% due 06/01/15....................     33,035       34,059
                                                            ------------
                                                              11,490,137
                                                            ------------
        Government National Mtg. Assoc. -- 0.2%
          6.00% due 02/15/29....................      8,493        8,566
          6.00% due 04/15/29....................     24,595       24,806
          6.00% due 06/15/29....................     42,337       42,707
          6.50% due 02/15/29....................    124,459      128,042
          6.50% due 04/15/31....................     82,991       85,336
                                                            ------------
                                                                 289,457
                                                            ------------
        Total U.S. Government Agencies
           (cost $17,270,534)...................              16,977,839
                                                            ------------
        U.S. GOVERNMENT TREASURIES -- 0.9%
        United States Treasury Bonds -- 0.6%
          7.88% due 02/15/21....................    850,000    1,082,687
                                                            ------------
        United States Treasury Notes -- 0.3%
          4.00% due 02/15/14....................    500,000      475,352
          4.63% due 11/15/16....................    100,000       97,898
                                                            ------------
                                                                 573,250
                                                            ------------
        Total U.S. Government Treasuries
           (cost $1,673,207)....................               1,655,937
                                                            ------------
        Total Long-Term Investment Securities
           (cost $142,836,427)..................             156,410,473
                                                            ------------

                                                             Principal     Value
                   Security Description                       Amount      (Note 3)

------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 7.0%
Commercial Paper -- 6.2%
  Dresdner U.S. Finance
   5.30% due 06/01/07...................................... $8,000,000  $  8,000,000
  RaboBank USA Financial Corp.
   5.29% due 06/01/07......................................  3,000,000     3,000,000
                                                                        ------------
                                                                          11,000,000
                                                                        ------------
Time Deposit -- 0.4%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 06/01/07......................................    772,000       772,000
                                                                        ------------
U.S. Government Treasuries -- 0.4%
  United States Treasury Bills:
   4.83% due 06/07/07@.....................................    360,000       359,712
   4.84% due 06/07/07@.....................................    275,000       274,779
   4.86% due 07/05/07@.....................................     10,000         9,955
                                                                        ------------
                                                                             644,446
                                                                        ------------
Total Short-Term Investment Securities
   (cost $12,416,446)......................................               12,416,446
                                                                        ------------
REPURCHASE AGREEMENTS -- 4.7%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $1,505,199 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   3.88%, due 06/08/07 and having an approximate value
   of $1,552,962...........................................  1,505,000     1,505,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $2,413,320 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 5.38%, due 05/04/22 and having an approximate
   value of $2,463,800.....................................  2,413,000     2,413,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $4,300,570 and collateralized
   by Federal Farm Credit Bank Bonds, bearing interest at
   4.80%, due 03/08/10 and having an approximate value
   of $4,390,950...........................................  4,300,000     4,300,000
                                                                        ------------
Total Repurchase Agreements
   (cost $8,218,000).......................................                8,218,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $163,470,873)(11).................................      100.0%  177,044,919
Other assets less liabilities..............................        0.0%       49,965
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $177,094,884
                                                            ==========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $6,190,845 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007.
(2)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)Collateralized Mortgaged Obligation
(4)Commercial Mortgaged Back Security
(5)Variable Rate Security -- the rate reflected is as of May 31, 2007, maturity date reflects the stated maturity date.
(6)Fair valued security; see Note 3
(7)Illiquid security

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

(8)To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Asset Allocation Fund held the following restricted securities:

                                                                  Market   Value as a
                       Acquisition Principal Acquisition Market    Value      % of
         Name             Date      Amount      Cost     Value   Per Share Net Assets
---------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America Inc.
 7.50% due 08/15/09...  08/11/05   $ 20,000    $20,000   $20,000  $100.00     0.00%
Southern Energy, Inc.
 7.90% due 07/15/09...  01/10/06    125,000          0         0     0.00     0.00
                                                         -------              ----
                                                         $20,000              00.0%
                                                         =======              ====

(9)Perpetual maturity -- maturity date reflects the next call date.
(10)Company has filed Chapter 11 bankruptcy protection.
(11)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

Open Futures Contracts
------------------------------------------------------------------------------------------
                                                                              Unrealized
Number of                                Expiration  Value at  Value as of   Appreciation
Contracts          Description              Date    Trade Date May 31, 2007 (Depreciation)
------------------------------------------------------------------------------------------
 13 Long  S & P 500 Index............... June 2007  $4,843,995  $4,981,925     $137,930
40 Short  U S Treasury 10YR Note........ June 2007   4,329,385   4,255,625       73,760
  1 Long  OMXS 30 Index................. June 2007      18,421      18,498           77
  1 Long  SPI 200 Index................. June 2007     123,229     131,096        7,867
 42 Long  MSCI Pan Euro Index........... June 2007   1,356,891   1,480,985      124,094
  3 Long  Tokyo Price Index............. June 2007     407,797     433,307       25,510
  1 Long  Nikkei 225 Index.............. June 2007      82,400      89,800        7,400
                                                                               --------
                                                                               $376,638
                                                                               ========

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

          Finance -- Investment Banker/Broker.................... 7.9%
          Diversified Manufactured Operations.................... 6.9
          Oil -- Field Services.................................. 4.9
          Collective Investment Pool............................. 4.8
          Medical -- Drugs....................................... 4.7
          Medical -- HMO......................................... 3.7
          Wireless Equipment..................................... 3.6
          Banks -- Fiduciary..................................... 3.1
          Applications Software.................................. 2.9
          Investment Management/Advisor Services................. 2.9
          Networking Products.................................... 2.8
          Web Portals/ISP........................................ 2.6
          Computers.............................................. 2.4
          Electronic Components -- Semiconductors................ 2.4
          Medical -- Biomedical/Gene............................. 2.3
          Semiconductors Components -- Intergrated Circuits...... 2.1
          Medical Instruments.................................... 1.9
          Oil Companies -- Integrated............................ 1.9
          Retail -- Discount..................................... 1.9
          E-Commerce/Products.................................... 1.8
          Retail -- Drug Store................................... 1.8
          Cellular Telecom....................................... 1.6
          Pharmacy Services...................................... 1.6
          Retail -- Regional Department Stores................... 1.6
          Therapeutics........................................... 1.6
          Data Processing/Management............................. 1.5
          Finance -- Credit Card................................. 1.5
          Cosmetics & Toiletries................................. 1.3
          E-Commerce/Services.................................... 1.3
          Aerospace/Defense...................................... 1.2
          Insurance -- Life/Health............................... 1.1
          Audio/Video Products................................... 1.0
          Medical Products....................................... 1.0
          Cable TV............................................... 0.9
          Finance -- Other Services.............................. 0.9
          Multimedia............................................. 0.9
          Agricultural Chemicals................................. 0.8
          Casino Hotels.......................................... 0.8
          Casino Services........................................ 0.8

         Computer Aided Design..................................   0.8
         Enterprise Software/Service............................   0.8
         Oil Companies -- Exploration & Production..............   0.8
         Banks -- Super Regional................................   0.7
         Beverages -- Non-alcoholic.............................   0.7
         Electronic Forms.......................................   0.7
         Hotels/Motels..........................................   0.7
         Computers -- Memory Devices............................   0.6
         Finance -- Mortgage Loan/Banker........................   0.6
         Retail -- Building Products............................   0.6
         Semiconductor Equipment................................   0.6
         Apparel Manufacturers..................................   0.5
         Engineering/R&D Services...............................   0.5
         Medical -- Wholesale Drug Distribution.................   0.5
         Registered Investment Companies........................   0.5
         Retail -- Bedding......................................   0.5
         Telecom Equipment -- Fiber Optics......................   0.5
         Broadcast Services/Program.............................   0.4
         Entertainment Software.................................   0.4
         Insurance -- Multi-line................................   0.4
         Transport -- Services..................................   0.4
         Aerospace/Defense -- Equipment.........................   0.3
         Food -- Wholesale/Distribution.........................   0.3
         Machinery -- Construction & Mining.....................   0.3
         Medical Labs & Testing Services........................   0.3
         Athletic Footwear......................................   0.2
         Instruments -- Scientific..............................   0.2
         Optical Supplies.......................................   0.2
         Advertising Agencies...................................   0.1
         Consulting Services....................................   0.1
         Consumer Products -- Misc..............................   0.1
         Oil Refining & Marketing...............................   0.1
         Retail -- Restaurants..................................   0.1
         Telephone -- Integrated................................   0.1
                                                                 -----
                                                                 105.3%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 100.0%
           Advertising Agency -- 0.1%
             Omnicom Group, Inc....................  1,500 $  157,950
                                                           ----------
           Aerospace/Defense -- 1.2%
             General Dynamics Corp................. 12,300    986,952
             Rockwell Collins, Inc.................  5,000    353,350
                                                           ----------
                                                            1,340,302
                                                           ----------
           Aerospace/Defense - Equipment -- 0.3%
             United Technologies Corp..............  5,100    359,805
                                                           ----------
           Agricultural Chemicals -- 0.8%
             Monsanto Co........................... 14,800    911,680
                                                           ----------
           Apparel Manufacturer -- 0.5%
             Coach, Inc.+.......................... 11,800    606,048
                                                           ----------
           Applications Software -- 2.9%
             Intuit, Inc.+......................... 11,600    353,800
             Microsoft Corp........................ 95,430  2,926,838
                                                           ----------
                                                            3,280,638
                                                           ----------
           Athletic Footwear -- 0.2%
             NIKE, Inc., Class B...................  3,200    181,600
                                                           ----------
           Audio/Video Products -- 1.0%
             Harman International Industries, Inc..  9,100  1,079,715
                                                           ----------
           Banks - Fiduciary -- 3.1%
             Mellon Financial Corp................. 13,300    576,289
             Northern Trust Corp................... 15,400  1,002,232
             State Street Corp..................... 28,300  1,932,041
                                                           ----------
                                                            3,510,562
                                                           ----------
           Banks - Super Regional -- 0.7%
             Wells Fargo & Co...................... 22,400    808,416
                                                           ----------
           Beverages - Non-alcoholic -- 0.7%
             PepsiCo, Inc.......................... 12,340    843,192
                                                           ----------
           Broadcast Services/Program -- 0.4%
             Grupo Televisa SA ADR................. 16,300    469,114
                                                           ----------
           Cable TV -- 0.9%
             Rogers Communications, Inc., Class B.. 26,000  1,078,740
                                                           ----------
           Casino Hotels -- 0.8%
             MGM Mirage, Inc.+.....................  2,000    159,060
             Wynn Resorts, Ltd.#...................  7,600    733,704
                                                           ----------
                                                              892,764
                                                           ----------
           Casino Services -- 0.8%
             International Game Technology......... 21,400    860,066
                                                           ----------
           Cellular Telecom -- 1.6%
             America Movil SAB de CV ADR........... 25,800  1,562,190
             MetroPCS Communications, Inc.+........  7,700    274,582
                                                           ----------
                                                            1,836,772
                                                           ----------
           Computer Aided Design -- 0.8%
             Autodesk, Inc.+....................... 20,100    913,545
                                                           ----------
           Computers -- 2.4%
             Apple Computer, Inc.+................. 14,700  1,786,932
             Dell, Inc.+........................... 20,490    550,566
             Hewlett-Packard Co....................  7,200    329,112
                                                           ----------
                                                            2,666,610
                                                           ----------
           Computers - Memory Devices -- 0.6%
             EMC Corp.+............................ 39,200    662,088
                                                           ----------
           Consulting Services -- 0.1%
             Accenture Ltd., Class A...............  2,400     98,256
                                                           ----------

                                                                Value
                    Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Consumer Products - Misc. -- 0.1%
         Fortune Brands, Inc.........................   1,500 $  121,170
                                                              ----------
        Cosmetics & Toiletries -- 1.3%
         Procter & Gamble Co.........................  22,876  1,453,770
                                                              ----------
        Data Processing/Management -- 1.5%
         Automatic Data Processing, Inc..............  31,000  1,540,700
         Paychex, Inc................................   3,100    125,240
                                                              ----------
                                                               1,665,940
                                                              ----------
        Diversified Manufactured Operations -- 6.9%
         Danaher Corp................................  34,240  2,516,640
         General Electric Co......................... 105,650  3,970,327
         Illinois Tool Works, Inc....................   9,600    506,112
         Tyco International, Ltd.....................  23,300    777,288
                                                              ----------
                                                               7,770,367
                                                              ----------
        E-Commerce/Products -- 1.8%
         Amazon.com, Inc.+#..........................  29,100  2,011,974
                                                              ----------
        E-Commerce/Services -- 1.3%
         eBay, Inc.+.................................  27,640    899,958
         Monster Worldwide, Inc.+....................  11,900    561,799
                                                              ----------
                                                               1,461,757
                                                              ----------
        Electronic Components - Semiconductors --
         2.4%
         Intel Corp..................................  36,470    808,540
         Texas Instruments, Inc......................  25,510    902,034
         Xilinx, Inc.#...............................  34,930    994,806
                                                              ----------
                                                               2,705,380
                                                              ----------
        Electronic Forms -- 0.7%
         Adobe Systems, Inc.+........................  18,920    833,994
                                                              ----------
        Engineering/R&D Services -- 0.5%
         Foster Wheeler, Ltd.+.......................   3,100    320,974
         McDermott International, Inc.+..............   2,800    218,400
                                                              ----------
                                                                 539,374
                                                              ----------
        Enterprise Software/Service -- 0.8%
         Oracle Corp.+...............................  45,650    884,697
                                                              ----------
        Entertainment Software -- 0.4%
         Electronic Arts, Inc.+......................   9,800    478,926
                                                              ----------
        Finance - Credit Card -- 1.5%
         American Express Co.........................  26,300  1,708,974
                                                              ----------
        Finance - Investment Banker/Broker -- 7.9%
         Charles Schwab Corp.........................  50,900  1,143,723
         Citigroup, Inc..............................  25,286  1,377,834
         E*TRADE Financial Corp.+....................  35,100    840,645
         Interactive Brokers Group, Inc. Class A+....   2,400     61,200
         Merrill Lynch & Co., Inc....................   8,900    825,297
         Morgan Stanley..............................  18,200  1,547,728
         The Goldman Sachs Group, Inc................   7,000  1,615,740
         UBS AG......................................  23,415  1,527,481
                                                              ----------
                                                               8,939,648
                                                              ----------
        Finance - Mortgage Loan/Banker -- 0.6%
         Countrywide Financial Corp..................  16,100    626,934
                                                              ----------
        Finance - Other Services -- 0.9%
         Chicago Merchantile Exchange Holdings,
           Inc., Class A.............................     900    477,900
         Deutsche Boerse AG..........................     725    171,614
         IntercontinentalExchange, Inc.+.............   2,400    347,856
                                                              ----------
                                                                 997,370
                                                              ----------
        Food - Wholesale/Distribution -- 0.3%
         Sysco Corp..................................   9,550    316,296
                                                              ----------

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Hotel/Motel -- 0.7%
          Marriott International, Inc., Class A....... 16,800 $  773,640
                                                              ----------
        Independent Power Producer -- 0.0%
          Dynegy, Inc. Class A+.......................    203      1,965
                                                              ----------
        Instruments - Scientific -- 0.2%
          Thermo Fisher Scientific, Inc.+.............  5,000    273,000
                                                              ----------
        Insurance - Life/Health -- 1.1%
          Prudential Financial, Inc................... 12,100  1,234,442
                                                              ----------
        Insurance - Multi-line -- 0.4%
          Hartford Financial Services Group, Inc......  4,100    422,997
                                                              ----------
        Investment Management/Advisor Services -- 2.9%
          Ameriprise Financial, Inc...................  7,740    486,459
          Franklin Resources, Inc..................... 13,300  1,805,342
          Legg Mason, Inc.............................  9,700    979,991
                                                              ----------
                                                               3,271,792
                                                              ----------
        Machinery - Construction & Mining -- 0.3%
          Joy Global, Inc.............................  5,200    294,476
                                                              ----------
        Medical Instruments -- 1.9%
          Medtronic, Inc.............................. 25,300  1,345,201
          St. Jude Medical, Inc.+..................... 20,220    863,192
                                                              ----------
                                                               2,208,393
                                                              ----------
        Medical Labs & Testing Services -- 0.3%
          Laboratory Corp. of America Holdings+.......  4,500    354,330
                                                              ----------
        Medical Products -- 1.0%
          Baxter International, Inc...................  3,700    210,308
          Stryker Corp................................ 13,900    935,609
                                                              ----------
                                                               1,145,917
                                                              ----------
        Medical - Biomedical/Gene -- 2.3%
          Amgen, Inc.+................................  2,320    130,686
          Celgene Corp.+.............................. 15,100    924,724
          Genentech, Inc.+............................ 18,990  1,514,832
                                                              ----------
                                                               2,570,242
                                                              ----------
        Medical - Drugs -- 4.7%
          Allergan, Inc...............................  3,100    386,043
          Eli Lilly & Co..............................  8,200    480,684
          Merck & Co., Inc............................ 13,000    681,850
          Novartis AG................................. 13,734    772,033
          Roche Holding AG............................  5,839  1,071,691
          Schering-Plough Corp........................ 18,100    592,594
          Sepracor, Inc.+#............................  8,500    413,950
          Wyeth....................................... 15,720    909,245
                                                              ----------
                                                               5,308,090
                                                              ----------
        Medical - HMO -- 3.7%
          Aetna, Inc.................................. 20,900  1,106,237
          Humana, Inc.+...............................  6,800    421,940
          UnitedHealth Group, Inc..................... 22,580  1,236,707
          WellPoint, Inc.+............................ 17,060  1,388,854
                                                              ----------
                                                               4,153,738
                                                              ----------
        Medical - Wholesale Drug Distribution -- 0.5%
          Cardinal Health, Inc........................  7,200    521,712
                                                              ----------
        Multimedia -- 0.9%
          Time Warner, Inc............................ 15,900    339,783
          Viacom, Inc., Class B+...................... 15,114    678,921
                                                              ----------
                                                               1,018,704
                                                              ----------

                                                                     Value
                     Security Description                   Shares  (Note 3)

   --------------------------------------------------------------------------
   Networking Products -- 2.8%
     Cisco Systems, Inc.+.................................. 75,440 $2,030,845
     Juniper Networks, Inc.+............................... 47,170  1,151,419
                                                                   ----------
                                                                    3,182,264
                                                                   ----------
   Oil Companies - Exploration & Production -- 0.8%
     EOG Resources, Inc....................................  5,100    392,190
     Murphy Oil Corp.......................................  9,300    548,700
                                                                   ----------
                                                                      940,890
                                                                   ----------
   Oil Companies - Integrated -- 1.9%
     Exxon Mobil Corp...................................... 15,500  1,289,135
     Total SA ADR#......................................... 11,700    882,765
                                                                   ----------
                                                                    2,171,900
                                                                   ----------
   Oil Refining & Marketing -- 0.1%
     Sunoco, Inc...........................................  1,400    111,594
                                                                   ----------
   Oil - Field Services -- 4.9%
     Baker Hughes, Inc..................................... 17,300  1,426,904
     Schlumberger, Ltd..................................... 31,600  2,460,692
     Smith International, Inc.#............................ 30,600  1,698,606
                                                                   ----------
                                                                    5,586,202
                                                                   ----------
   Optical Supplies -- 0.2%
     Alcon, Inc............................................  1,900    262,314
                                                                   ----------
   Pharmacy Services -- 1.6%
     Express Scripts, Inc.+................................  8,700    888,270
     Medco Health Solutions, Inc.+......................... 12,500    972,000
                                                                   ----------
                                                                    1,860,270
                                                                   ----------
   Retail - Bedding -- 0.5%
     Bed Bath & Beyond, Inc.+.............................. 14,100    573,306
                                                                   ----------
   Retail - Building Products -- 0.6%
     Home Depot, Inc....................................... 16,150    627,751
                                                                   ----------
   Retail - Discount -- 1.9%
     Target Corp........................................... 23,025  1,437,451
     Wal-Mart Stores, Inc.................................. 16,260    773,976
                                                                   ----------
                                                                    2,211,427
                                                                   ----------
   Retail - Drug Store -- 1.8%
     CVS Caremark Corp..................................... 53,749  2,071,486
                                                                   ----------
   Retail - Regional Department Stores -- 1.6%
     Kohl's Corp.+......................................... 23,900  1,800,148
                                                                   ----------
   Retail - Restaurants -- 0.1%
     McDonald's Corp.......................................  3,200    161,760
                                                                   ----------
   Semiconductor Equipment -- 0.6%
     Applied Materials, Inc................................ 15,900    303,690
     ASML Holding NV+#..................................... 16,500    425,205
                                                                   ----------
                                                                      728,895
                                                                   ----------
   Semiconductors Components - Intergrated Circuits -- 2.1%
     Analog Devices, Inc................................... 19,920    721,303
     Marvell Technology Group, Ltd.+....................... 56,000    880,320
     Maxim Integrated Products, Inc........................ 26,550    816,413
                                                                   ----------
                                                                    2,418,036
                                                                   ----------
   Telecom Equipment - Fiber Optics -- 0.5%
     Corning, Inc.+........................................ 21,200    530,000
                                                                   ----------
   Telephone - Integrated -- 0.1%
     AT&T, Inc.............................................  1,900     78,546
                                                                   ----------
   Therapeutics -- 1.6%
     Gilead Sciences, Inc.+................................ 21,720  1,797,764
                                                                   ----------

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                 Security Description                 Shares     (Note 3)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Transport - Services -- 0.4%
      Expeditors International of Washington, Inc..    11,500  $    502,090
                                                               ------------
    Web Portals/ISP -- 2.6%
      Google, Inc., Class A+.......................     5,300     2,638,075
      Yahoo!, Inc.+................................    12,840       368,508
                                                               ------------
                                                                  3,006,583
                                                               ------------
    Wireless Equipment -- 3.6%
      American Tower Corp.+........................    36,300     1,567,434
      Nokia Oyj ADR................................    35,700       977,466
      QUALCOMM, Inc................................    21,420       919,989
      Telefonaktiebolaget LM Ericsson ADR..........    16,500       626,670
                                                               ------------
                                                                  4,091,559
                                                               ------------
    Total Long-Term Investment Securities
       (cost $90,369,289)..........................             113,342,657
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 5.3%
    Collective Investment Pool -- 4.8%
      Securities Lending Quality Trust(1).......... 5,500,045     5,500,045
                                                               ------------
    Registered Investment Company -- 0.5%
      T. Rowe Price Reserve Investment Fund........   518,859       518,859
                                                               ------------
    Total Short-Term Investment Securities
       (cost $6,018,904)...........................               6,018,904
                                                               ------------
    TOTAL INVESTMENTS
       (cost $96,388,193)(2).......................     105.3%  119,361,561
    Liabilities in excess of other assets..........      (5.3)   (6,009,743)
                                                    ---------  ------------
    NET ASSETS --                                       100.0% $113,351,818
                                                    =========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Tobacco...........................................  8.0%
            Electric -- Integrated............................  7.9
            Oil Companies -- Integrated.......................  5.5
            Medical -- Drugs..................................  5.3
            Diversified Manufactured Operations...............  4.8
            Medical -- HMO....................................  4.7
            Time Deposits.....................................  3.9
            Telephone -- Integrated...........................  3.7
            Insurance -- Multi-line...........................  3.6
            Banks -- Super Regional...........................  2.9
            Tools -- Hand Held................................  2.6
            Cruise Lines......................................  2.5
            Finance -- Investment Banker/Broker...............  2.5
            Real Estate Investment Trusts.....................  2.3
            Savings & Loans/Thrifts...........................  2.3
            Electronics -- Military...........................  2.0
            Finance -- Consumer Loans.........................  2.0
            Financial Guarantee Insurance.....................  2.0
            Finance -- Credit Card............................  1.6
            Medical Products..................................  1.6
            Oil Companies -- Exploration & Production.........  1.6
            Aerospace/Defense -- Equipment....................  1.5
            Insurance Brokers.................................  1.5
            Hospital Beds/Equipment...........................  1.4
            Medical -- Hospitals..............................  1.4
            Distribution/Wholesale............................  1.3
            Retail -- Discount................................  1.3
            Transport -- Rail.................................  1.3
            Chemicals -- Diversified..........................  1.2
            Retail -- Auto Parts..............................  1.2
            Wireless Equipment................................  1.2
            Data Processing/Management........................  1.1
            Pipelines.........................................  1.1
            Electric Products -- Misc.........................  1.0
            Insurance -- Reinsurance..........................  1.0
            Banks -- Commercial...............................  0.9
            Pharmacy Services.................................  0.9
            Publishing -- Periodicals.........................  0.9
            Food -- Misc......................................  0.8
            Transport -- Services.............................  0.8
            Apparel Manufacturers.............................  0.7
            Appliances........................................  0.7
            Coatings/Paint....................................  0.7
            Medical Labs & Testing Services...................  0.7
            Publishing -- Newspapers..........................  0.7
            Engines -- Internal Combustion....................  0.6
            Retail -- Building Products.......................  0.5
            Building -- MobileHome/Manufactured Housing.......  0.2
                                                               ----
                                                               99.9%
                                                               ====

*  Calculated as a percentage of net assets.

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                  Value
                     Security Description                Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.0%
      Aerospace/Defense - Equipment -- 1.5%
        Goodrich Corp...................................  8,100 $  481,869
                                                                ----------
      Apparel Manufacturer -- 0.7%
        Hanesbrands, Inc.+..............................  8,700    227,070
                                                                ----------
      Appliances -- 0.7%
        Whirlpool Corp..................................  1,900    212,135
                                                                ----------
      Banks - Commercial -- 0.9%
        South Financial Group, Inc...................... 12,800    304,640
                                                                ----------
      Banks - Super Regional -- 2.9%
        Bank of America Corp............................ 10,851    550,254
        Wells Fargo & Co................................ 11,100    400,599
                                                                ----------
                                                                   950,853
                                                                ----------
      Building - MobileHome/Manufactured Housing -- 0.2%
        Winnebago Industries, Inc.......................  2,200     68,200
                                                                ----------
      Chemicals - Diversified -- 1.2%
        du Pont (E.I.) de Nemours & Co..................  7,600    397,632
                                                                ----------
      Coatings/Paint -- 0.7%
        Sherwin-Williams Co.............................  3,600    243,504
                                                                ----------
      Cruise Lines -- 2.5%
        Carnival Corp...................................  9,300    469,092
        Royal Caribbean Cruises, Ltd....................  8,300    360,884
                                                                ----------
                                                                   829,976
                                                                ----------
      Data Processing/Management -- 1.1%
        Mastercard, Inc., Class A.......................  2,400    358,920
                                                                ----------
      Distribution/Wholesale -- 1.3%
        Genuine Parts Co................................  4,200    215,544
        Tech Data Corp.+................................  5,700    210,102
                                                                ----------
                                                                   425,646
                                                                ----------
      Diversified Manufactured Operations -- 4.8%
        3M Co...........................................  2,500    219,900
        Honeywell International, Inc....................  8,600    498,026
        Illinois Tool Works, Inc........................ 10,300    543,016
        ITT, Inc........................................  4,500    302,850
                                                                ----------
                                                                 1,563,792
                                                                ----------
      Electric Products - Misc. -- 1.0%
        Emerson Electric Co.............................  6,700    324,615
                                                                ----------
      Electric - Integrated -- 7.9%
        CenterPoint Energy, Inc.........................  8,000    151,440
        Dominion Resources, Inc.........................  4,300    380,937
        Duke Energy Corp................................ 14,000    273,560
        Entergy Corp....................................  5,900    666,110
        MDU Resources Group, Inc........................ 11,750    356,143
        Pinnacle West Capital Corp......................  8,100    376,083
        Xcel Energy, Inc................................ 16,300    374,085
                                                                ----------
                                                                 2,578,358
                                                                ----------
      Electronics - Military -- 2.0%
        L-3 Communications Holdings, Inc................  7,000    666,820
                                                                ----------
      Engines - Internal Combustion -- 0.6%
        Briggs & Stratton Corp..........................  6,500    210,925
                                                                ----------
      Finance - Consumer Loans -- 2.0%
        SLM Corp........................................ 11,600    652,036
                                                                ----------
      Finance - Credit Card -- 1.6%
        American Express Co.............................  2,700    175,446
        Capital One Financial Corp......................  4,500    359,010
                                                                ----------
                                                                   534,456
                                                                ----------

                                                                 Value
                     Security Description               Shares  (Note 3)

       ------------------------------------------------------------------
       Finance - Investment Banker/Broker -- 2.5%
         Citigroup, Inc................................ 11,100 $  604,839
         J.P. Morgan Chase & Co........................  4,000    207,320
                                                               ----------
                                                                  812,159
                                                               ----------
       Financial Guarantee Insurance -- 2.0%
         MGIC Investment Corp..........................  4,200    273,000
         Radian Group, Inc.............................  6,100    377,590
                                                               ----------
                                                                  650,590
                                                               ----------
       Food - Misc. -- 0.8%
         Kraft Foods, Inc., Class A....................  7,697    260,466
                                                               ----------
       Hospital Beds/Equipment -- 1.4%
         Hillenbrand Industries, Inc...................  6,700    443,540
                                                               ----------
       Insurance Broker -- 1.5%
         Willis Group Holdings, Ltd.................... 10,500    486,255
                                                               ----------
       Insurance - Multi-line -- 3.6%
         Allstate Corp.................................  7,400    455,100
         Hartford Financial Services Group, Inc........  3,300    340,461
         XL Capital, Ltd., Class A.....................  4,500    367,020
                                                               ----------
                                                                1,162,581
                                                               ----------
       Insurance - Reinsurance -- 1.0%
         Axis Capital Holdings, Ltd....................  8,300    328,431
                                                               ----------
       Medical Labs & Testing Services -- 0.7%
         Quest Diagnostics, Inc........................  4,700    230,394
                                                               ----------
       Medical Products -- 1.6%
         Baxter International, Inc.....................  8,900    505,876
                                                               ----------
       Medical - Drugs -- 5.3%
         Bristol-Myers Squibb Co....................... 17,000    515,270
         Pfizer, Inc................................... 21,600    593,784
         Valeant Pharmaceuticals International......... 11,600    183,164
         Wyeth.........................................  7,300    422,232
                                                               ----------
                                                                1,714,450
                                                               ----------
       Medical - HMO -- 4.7%
         Coventry Health Care, Inc.+...................  7,200    429,624
         UnitedHealth Group, Inc.......................  8,000    438,160
         WellPoint, Inc.+..............................  8,200    667,562
                                                               ----------
                                                                1,535,346
                                                               ----------
       Medical - Hospitals -- 1.4%
         Triad Hospitals, Inc.+........................  8,300    444,133
                                                               ----------
       Oil Companies - Exploration & Production -- 1.6%
         Murphy Oil Corp...............................  8,800    519,200
                                                               ----------
       Oil Companies - Integrated -- 5.5%
         BP PLC ADR....................................  2,700    180,927
         Chevron Corp..................................  2,300    187,427
         ConocoPhillips................................  8,400    650,412
         Marathon Oil Corp.............................  1,300    160,953
         Occidental Petroleum Corp..................... 11,100    610,167
                                                               ----------
                                                                1,789,886
                                                               ----------
       Pharmacy Services -- 0.9%
         Omnicare, Inc.................................  7,900    295,618
                                                               ----------
       Pipelines -- 1.1%
         El Paso Corp..................................  9,400    160,176
         Spectra Energy Corp...........................  7,050    187,742
                                                               ----------
                                                                  347,918
                                                               ----------
       Publishing - Newspapers -- 0.7%
         Gannett Co., Inc..............................  3,600    211,752
                                                               ----------

VALIC Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                    Security Description           Shares  (Note 3)
            --------------------------------------------------------
            COMMON STOCK (continued)
            Publishing - Periodicals -- 0.9%
              Idearc, Inc.........................  8,400 $  296,100
                                                          ----------
            Real Estate Investment Trusts -- 2.3%
              American Financial Realty Trust..... 21,100    238,008
              Annaly Mortgage Management, Inc..... 17,300    267,112
              First Industrial Realty Trust, Inc..  5,300    236,380
                                                          ----------
                                                             741,500
                                                          ----------
            Retail - Auto Parts -- 1.2%
              Advance Auto Parts, Inc.............  9,700    401,774
                                                          ----------
            Retail - Building Products -- 0.5%
              Home Depot, Inc.....................  4,200    163,254
                                                          ----------
            Retail - Discount -- 1.3%
              Dollar General Corp.................  9,000    194,760
              Family Dollar Stores, Inc...........  6,900    232,185
                                                          ----------
                                                             426,945
                                                          ----------
            Savings & Loans/Thrifts -- 2.3%
              New York Community Bancorp, Inc..... 10,200    178,296
              People's United Financial, Inc...... 17,510    353,527
              Washington Mutual, Inc..............  5,300    231,716
                                                          ----------
                                                             763,539
                                                          ----------
            Telephone - Integrated -- 3.7%
              AT&T, Inc........................... 12,950    535,353
              Verizon Communications, Inc......... 15,800    687,774
                                                          ----------
                                                           1,223,127
                                                          ----------
            Tobacco -- 8.0%
              Altria Group, Inc...................  7,800    554,580
              Imperial Tobacco Group PLC ADR......  8,100    698,463
              Loews Corp. - Carolina Group........  5,800    450,950
              Reynolds American, Inc..............  6,200    403,248
              UST, Inc............................  9,500    507,205
                                                          ----------
                                                           2,614,446
                                                          ----------

                                                          Shares/
                                                         Principal    Value
                 Security Description                     Amount     (Note 3)

-------------------------------------------------------------------------------
Tools - Hand Held -- 2.6%
  Stanley Works........................................     13,600  $   859,928
                                                                    -----------
Transport - Rail -- 1.3%
  Burlington Northern Santa Fe Corp....................      4,400      409,772
                                                                    -----------
Transport - Services -- 0.8%
  Ryder System, Inc....................................      5,100      274,992
                                                                    -----------
Wireless Equipment -- 1.2%
  Nokia Oyj ADR........................................     14,500      397,010
                                                                    -----------
Total Long-Term Investment Securities
   (cost $26,184,252)..................................              31,342,429
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES -- 3.9%
Time Deposit -- 3.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07
   (cost $1,257,000)................................... $1,257,000    1,257,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $27,441,252)(1)...............................       99.9%  32,599,429
Other assets less liabilities..........................        0.1       46,916
                                                        ----------  -----------
NET ASSETS --                                                100.0% $32,646,345
                                                        ==========  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Federal Home Loan Mtg. Corp....................... 16.6%
            Federal National Mtg. Assoc....................... 15.7
            Diversified Financial Services.................... 11.4
            Collective Investment Pool........................  7.2
            United States Treasury Notes......................  5.2
            Electric -- Integrated............................  3.1
            Telephone -- Integrated...........................  2.6
            Banks -- Commercial...............................  2.2
            Special Purpose Entities..........................  2.1
            Finance -- Mortgage Loan/Banker...................  1.6
            Multimedia........................................  1.4
            Pipelines.........................................  1.4
            Savings & Loans/Thrifts...........................  1.4
            Finance -- Auto Loans.............................  1.3
            Oil Companies -- Exploration & Production.........  1.3
            Real Estate Investment Trusts.....................  1.1
            Cable TV..........................................  0.9
            Banks -- Super Regional...........................  0.8
            Federal Home Loan Bank............................  0.8
            Insurance -- Multi-line...........................  0.8
            Medical -- Drugs..................................  0.8
            Cellular Telecom..................................  0.7
            Steel -- Producers................................  0.7
            Telecom Services..................................  0.7
            Transport -- Air Freight..........................  0.7
            Transport -- Rail.................................  0.7
            Containers -- Paper/Plastic.......................  0.6
            Diversified Manufactured Operations...............  0.6
            Independent Power Producers.......................  0.6
            Office Automation & Equipment.....................  0.6
            Auto -- Cars/Light Trucks.........................  0.5
            Banks -- Money Center.............................  0.5
            Building Products -- Cement.......................  0.5
            Finance -- Investment Banker/Broker...............  0.5
            Medical -- Hospitals..............................  0.5
            Medical -- Wholesale Drug Distribution............  0.5
            Metal -- Aluminum.................................  0.5
            United States Treasury Bonds......................  0.5
            Aerospace/Defense.................................  0.4
            Chemicals -- Specialty............................  0.4
            Diversified Operations............................  0.4
            Oil Companies -- Integrated.......................  0.4
            Oil Refining & Marketing..........................  0.4
            Rental Auto/Equipment.............................  0.4
            Retail -- Drug Store..............................  0.4
            Transport -- Services.............................  0.4
            Airlines..........................................  0.3
            Brewery...........................................  0.3
            Chemicals -- Diversified..........................  0.3
            Commercial Services -- Finance....................  0.3
            Finance -- Consumer Loans.........................  0.3
            Medical -- HMO....................................  0.3
            Metal -- Diversified..............................  0.3
            Paper & Related Products..........................  0.3
            Repurchase Agreements.............................  0.3
            Retail -- Discount................................  0.3
            Satellite Telecom.................................  0.3
            Aerospace/Defense -- Equipment....................  0.2
            Agricultural Chemicals............................  0.2
            Building -- Residential/Commercial................  0.2
            Casino Hotels.....................................  0.2
            Electric -- Generation............................  0.2
            Finance -- Credit Card............................  0.2
            Funeral Services & Related Items..................  0.2
            Government National Mtg. Assoc....................  0.2
            Insurance Brokers.................................  0.2
            Insurance -- Life/Health..........................  0.2
            Insurance -- Property/Casualty....................  0.2
            Machinery -- Construction & Mining................  0.2

           Medical -- Biomedical/Gene........................   0.2
           Non-Hazardous Waste Disposal......................   0.2
           Oil -- Field Services.............................   0.2
           Radio.............................................   0.2
           Retail -- Building Products.......................   0.2
           Television........................................   0.2
           Broadcast Services/Program........................   0.1
           Building Products -- Air & Heating................   0.1
           Commercial Services...............................   0.1
           Computer Services.................................   0.1
           Consulting Services...............................   0.1
           Cruise Lines......................................   0.1
           Direct Marketing..................................   0.1
           Electronic Components -- Semiconductors...........   0.1
           Electronics -- Military...........................   0.1
           Finance -- Other Services.........................   0.1
           Food -- Meat Products.............................   0.1
           Food -- Misc......................................   0.1
           Home Furnishings..................................   0.1
           Investment Companies..............................   0.1
           Machinery -- Farming..............................   0.1
           Metal Processors & Fabrication....................   0.1
           Mining............................................   0.1
           Networking Products...............................   0.1
           Private Corrections...............................   0.1
           Publishing -- Newspapers..........................   0.1
           Publishing -- Periodicals.........................   0.1
           Real Estate Operations & Development..............   0.1
           Recycling.........................................   0.1
           Research & Development............................   0.1
           Retail -- Regional Department Stores..............   0.1
           Sovereign.........................................   0.1
                                                              -----
                                                              102.3%
                                                              =====

Credit Quality+#

                         Government -- Agency..  34.9%
                         Government -- Treasury   6.1
                         AAA...................   7.5
                         AA....................   3.4
                         A.....................  12.6
                         BBB...................  21.1
                         BB....................   4.6
                         B.....................   4.8
                         CCC...................   2.5
                         Below C...............   0.4
                         Not Rated@............   2.1
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                         Principal    Value
                  Security Description                    Amount     (Note 3)
  ----------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 11.1%
  Diversified Financial Services -- 11.1%
    Banc of America Funding Corp.
     Series 2007-C, Class 5A1
     5.37% due 05/20/36(1).............................. $1,338,156 $1,331,699
    Banc of America Funding Corp.
     Series 2006-J, Class 2A1
     5.89% due 01/20/47(1)..............................  1,289,136  1,292,106
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2007-PW15, Class A2
     5.21% due 02/11/44(2)..............................    600,000    590,938
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class G
     5.75% due 09/11/38.................................     96,000     89,062
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2007-PW15, Class H
     5.93% due 02/11/44*(2).............................  1,400,000  1,282,383
    Bear Stearns Commercial Mtg. Securities, Inc.,
     Series 2006-PW12, Class F
     5.93% due 09/11/38*(2)(11).........................    565,000    537,423
    Chase Funding Mtg. Loan Asset-Backed Certs.
     Series 2003-6, Class 1A6
     4.59% due 05/25/15.................................    260,351    252,338
    Commercial Mtg. Pass Through Certs.
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(2)..............................  2,535,000  2,447,316
    Countrywide Asset-Backed Certs.
     Series 2006-S6, Class A3
     5.66% due 03/25/34.................................    830,000    821,450
    Countrywide Asset-Backed Certs.
     Series 2006-S4, Class A3
     5.80% due 07/25/34.................................  1,195,000  1,187,718
    J.P. Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2006-CB16, Class E
     5.84% due 05/12/45*(2).............................    380,000    378,159
    JP Morgan Chase Commercial Mtg. Securities Corp.,
     Series 2001-C1, Class A3
     5.86% due 10/12/35(2)..............................    345,000    348,952
    LB-UBS Commercial Mtg. Trust,
     Series 2004-C4, Class C
     5.30% due 06/15/36(2)..............................    160,000    158,452
    Merrill Lynch Mtg. Investors Trust,
     Series 2004-A1, Class 3A
     4.83% due 02/25/34(1)..............................  1,099,983  1,082,268
    Merrill Lynch/ Countrywide Commercial Mtg. Trust,
     Series 2007-5, Class H
     6.12% due 08/25/48.................................    780,000    690,327
    Morgan Stanley Capital I,
     Series 2004-IQ8, Class C
     5.30% due 06/15/40(2)..............................    400,000    388,572
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class AJ
     5.40% due 12/15/43(2)..............................  1,455,000  1,411,184
    Morgan Stanley Capital I,
     Series 2006-IQ12, Class D
     5.53% due 12/15/43(2)..............................    955,000    926,150
    Ocwen Advance Receivables Backed Notes
     Series 2006-1A
     5.34% due 11/24/15*(3).............................  1,000,000    986,130
    Wachovia Bank Commercial Mtg. Trust,
     Series 2006-WL7A, Class F
     5.66% due 09/15/21*(2)(4)..........................  2,050,000  2,050,959
    Wachovia Bank Commercial Mtg. Trust,
     Series 2006-C27, Class A3
     5.77% due 07/15/45(2)..............................    620,000    623,330

                                                     Principal   Value
                  Security Description                Amount    (Note 3)

     ---------------------------------------------------------------------
     Diversified Financial Services (continued)
       Wells Fargo Mortgage Backed Securities Trust
        Series 2006-AR12, Class 2A1
        6.10% due 09/25/36(1)....................... $886,255  $   889,561
                                                               -----------
                                                                19,766,477
                                                               -----------
     Total Asset Backed Securities
        (cost $20,106,989)..........................            19,766,477
                                                               -----------
     CONVERTIBLE BONDS & NOTES -- 0.0%
     Telecom Services -- 0.0%
       ICO North America, Inc.
        Notes
        7.50% due 08/15/09(3)(9)(10)
        (cost $30,000)..............................   30,000       30,000
                                                               -----------
     CORPORATE BONDS & NOTES -- 37.9%
     Aerospace/Defense -- 0.4%
       Raytheon Co.
        Senior Notes
        6.75% due 08/15/07..........................  247,000      247,564
       Raytheon Co.
        Senior Notes
        6.75% due 03/15/18..........................  403,000      435,278
                                                               -----------
                                                                   682,842
                                                               -----------
     Aerospace/Defense - Equipment -- 0.2%
       United Technologies Corp.
        Senior Notes
        6.10% due 05/15/12..........................  308,000      316,429
                                                               -----------
     Agricultural Chemicals -- 0.2%
       Mosaic Global Holdings, Inc.
        Debentures
        7.38% due 08/01/18..........................   30,000       30,000
       Terra Capital, Inc.
        Company Guar. Notes
        7.00% due 02/01/17..........................   85,000       85,213
       The Mosaic Co.
        Senior Notes
        7.38% due 12/01/14*.........................  175,000      182,437
                                                               -----------
                                                                   297,650
                                                               -----------
     Airlines -- 0.3%
       American Airlines, Inc.
        Pass Through Certs.
        Series 2001-1, Class A-2
        6.82% due 05/23/11..........................  253,000      255,530
       Southwest Airlines Co.
        Senior Notes
        5.13% due 03/01/17..........................  210,000      191,648
                                                               -----------
                                                                   447,178
                                                               -----------
     Auto - Cars/Light Trucks -- 0.5%
       DaimlerChrysler NA Holding Corp.
        Company Guar. Notes
        5.69% due 03/13/09(4).......................  230,000      230,400
       Ford Motor Co.
        Debentures
        6.38% due 02/01/29#.........................  270,000      201,825
       Ford Motor Co.
        Notes
        7.45% due 07/16/31#.........................   45,000       37,012
       General Motors Corp.
        Debentures
        8.25% due 07/15/23#.........................  145,000      135,394

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                Principal   Value
                   Security Description          Amount    (Note 3)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Auto - Cars/Light Trucks (continued)
             General Motors Corp.
              Senior Bonds
              8.38% due 07/15/33#.............. $301,000  $  279,930
                                                          ----------
                                                             884,561
                                                          ----------
           Banks - Commercial -- 1.8%
             Colonial Bank NA
              Sub. Notes
              6.38% due 12/01/15...............  453,000     459,647
             Compass Bank
              Notes
              5.50% due 04/01/20...............  430,000     415,380
             First Maryland Capital II
              Company Guar. Notes
              6.21% due 02/01/27(4)............  177,000     174,027
             National City Bank
              Sub. Notes
              5.80% due 06/07/17...............  250,000     249,138
             Popular North America, Inc.
              Company Guar. Notes
              5.65% due 04/15/09...............  266,000     265,840
             Silicon Valley Bank
              Senior Notes
              5.70% due 06/01/12...............  270,000     266,991
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13...............  404,000     391,146
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14#..............  470,000     473,840
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16...............  404,000     405,923
             US Bank NA
              Notes
              3.90% due 08/15/08...............   34,000      33,335
                                                          ----------
                                                           3,135,267
                                                          ----------
           Banks - Money Center -- 0.2%
             RBS Capital Trust I Bank
              Bank Guar. Bonds
              4.71% due 07/01/13(4)(5).........  284,000     267,460
                                                          ----------
           Banks - Super Regional -- 0.8%
             Bank of America Corp.
              Sub. Notes
              5.42% due 03/15/17*..............  376,000     366,693
             Capital One Financial Corp.
              Senior Notes
              5.70% due 09/15/11...............  891,000     890,780
             JPMorgan Chase Bank NA
              Sub. Notes
              6.13% due 11/01/08...............  151,000     151,820
                                                          ----------
                                                           1,409,293
                                                          ----------
           Brewery -- 0.3%
             Anheuser-Busch Cos., Inc.
              Bonds
              6.00% due 11/01/41...............  532,000     507,477
                                                          ----------
           Broadcast Services/Program -- 0.1%
             Nexstar Finance, Inc.
              Senior Sub. Notes
              7.00% due 01/15/14#..............   97,000      98,698
                                                          ----------

                                                   Principal   Value
                   Security Description             Amount    (Note 3)

         --------------------------------------------------------------
         Building Products - Air & Heating -- 0.1%
           American Standard, Inc.
            Company Guar. Notes
            7.38% due 02/01/08#................... $102,000  $  102,948
                                                             ----------
         Building - Residential/Commerical -- 0.2%
           Centex Corp.
            Senior Notes
            5.45% due 08/15/12....................  205,000     197,818
           Lennar Corp.
            Company Guar. Notes
            5.95% due 10/17/11....................  225,000     223,373
                                                             ----------
                                                                421,191
                                                             ----------
         Cable TV -- 0.9%
           Cablevision Systems Corp.
            Senior Notes
            8.00% due 04/15/12....................  135,000     137,025
           CCH I LLC
            Company Guar. Notes
            11.00% due 10/01/15#..................  121,000     131,285
           CCH II LLC/CCH II Capital Corp.
            Company Guar. Notes
            10.25% due 10/01/13#..................  305,000     338,550
           Comcast Corp.
            Company Guar. Notes
            5.88% due 02/15/18....................  470,000     463,107
           Comcast Corp.
            Company Guar. Notes
            6.50% due 01/15/15....................  470,000     488,455
                                                             ----------
                                                              1,558,422
                                                             ----------
         Casino Hotels -- 0.2%
           MGM Mirage, Inc.
            Senior Notes
            5.88% due 02/27/14....................  420,000     390,600
           Riviera Holdings Corp.
            Company Guar. Notes
            11.00% due 06/15/10...................   50,000      52,000
                                                             ----------
                                                                442,600
                                                             ----------
         Cellular Telecom -- 0.7%
           American Cellular Corp.
            Senior Notes
            10.00% due 08/01/11...................  101,000     106,176
           Centennial Communications Corp.
            Senior Notes
            11.10% due 01/01/13(4)................  340,000     357,425
           Cingular Wireless Services, Inc.
            Senior Notes
            7.88% due 03/01/11....................  490,000     529,832
           Rural Cellular Corp.
            Senior Sub. Notes
            8.36% due 06/01/13*(4)................   55,000      55,138
           Rural Cellular Corp.
            Senior Sub. Notes
            9.75% due 01/15/10#...................  250,000     258,125
                                                             ----------
                                                              1,306,696
                                                             ----------
         Chemicals - Diversified -- 0.3%
           EI Du Pont de Nemours & Co.
            Senior Notes
            4.88% due 04/30/14....................   66,000      63,480
           ICI Wilmington, Inc.
            Company Guar. Notes
            7.05% due 09/15/07....................  194,000     194,660

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Chemicals - Diversified (continued)
         Lyondell Chemical Co.
          Company Guar.
          8.00% due 09/15/14....................... $160,000  $  169,200
         Rohm & Haas Co.
          Senior Notes
          7.85% due 07/15/29.......................  167,000     193,235
                                                              ----------
                                                                 620,575
                                                              ----------
       Chemicals - Specialty -- 0.4%
         Huntsman International LLC
          Company Guar. Notes
          7.88% due 11/15/14*......................  220,000     231,275
         Momentive Performance Materials, Inc.
          Senior Sub. Notes
          11.50% due 12/01/16*#....................  350,000     367,500
         Nalco Co.
          Senior Notes
          7.75% due 11/15/11.......................  145,000     150,075
                                                              ----------
                                                                 748,850
                                                              ----------
       Commercial Services -- 0.1%
         The ServiceMaster Co.
          Notes
          7.88% due 08/15/09.......................  156,000     161,880
                                                              ----------
       Commercial Services - Finance -- 0.3%
         The Western Union Co.
          Senior Notes
          5.40% due 11/17/11.......................  588,000     580,679
                                                              ----------
       Computer Services -- 0.1%
         Computer Sciences Corp.
          Notes
          3.50% due 04/15/08#......................  105,000     103,218
                                                              ----------
       Consulting Services -- 0.1%
         FTI Consulting, Inc.
          Company Guar. Notes
          7.63% due 06/15/13.......................  165,000     170,363
                                                              ----------
       Consumer Products - Misc. -- 0.0%
         American Achievement Corp.
          Senior Sub. Notes
          8.25% due 04/01/12.......................   50,000      51,250
                                                              ----------
       Containers - Paper/Plastic -- 0.6%
         Jefferson Smurfit Corp.
          Company Guar. Notes
          8.25% due 10/01/12.......................   75,000      76,687
         Pliant Corp.
          Company Guar. Notes
          11.13% due 09/01/09......................  286,000     286,715
         Smurfit-Stone Container Enterprises, Inc.
          Senior Notes
          8.00% due 03/15/17*......................  650,000     654,875
                                                              ----------
                                                               1,018,277
                                                              ----------
       Direct Marketing -- 0.1%
         Affinity Group, Inc.
          Senior Sub. Notes
          9.00% due 02/15/12.......................  170,000     178,500
                                                              ----------
       Diversified Financial Services -- 0.1%
         AXA Financial, Inc.
          Senior Notes
          6.50% due 04/01/08.......................  210,000     211,643
                                                              ----------

                                                     Principal  Value
                    Security Description              Amount   (Note 3)

         --------------------------------------------------------------
         Diversified Manufactured Operations -- 0.4%
           Crane Co.
            Senior Notes
            6.55% due 11/15/36...................... $602,000  $588,160
                                                               --------
         Diversified Operations -- 0.1%
           Capmark Financial Group, Inc.
            Company Guar. Notes
            5.88% due 05/10/12*.....................  180,000   178,728
                                                               --------
         Electric - Distribution -- 0.0%
           Old Dominion Electric Cooperative
            1st Mtg. Bonds
            5.68% due 12/01/28......................   69,666    68,725
                                                               --------
         Electric - Generation -- 0.2%
           The AES Corp.
            Senior Notes
            8.88% due 02/15/11#.....................  317,000   341,567
                                                               --------
         Electric - Integrated -- 2.9%
           American Electric Power Co., Inc.
            Senior Notes
            4.71% due 08/16/07......................  205,000   204,624
           Centerpoint Energy, Inc.
            Senior Notes
            5.88% due 06/01/08......................  230,000   230,304
           Commonwealth Edison Co.
            1st Mtgs. Bonds
            5.90% due 03/15/36#.....................  385,000   361,464
           Commonwealth Edison Co.
            1st Mtg. Bonds
            5.95% due 08/15/16......................  390,000   386,104
           Consumers Energy Co.
            1st Mtg. Bonds
            Series C
            4.25% due 04/15/08......................  404,000   399,336
           Dominion Resources, Inc.
            Senior Notes
            5.69% due 05/15/08......................  373,000   373,171
           Dominion Resources, Inc.
            Jr. Sub. Notes
            6.30% due 09/30/66(4)...................  420,000   424,227
           Duke Energy Corp.
            Senior Notes
            4.20% due 10/01/08......................  339,000   333,072
           Duke Energy Indiana, Inc.
            Debentures
            5.00% due 09/15/13......................  230,000   221,912
           Entergy Louisiana LLC
            1st Mtg. Bonds
            5.83% due 11/01/10......................  485,000   483,813
           Mirant Mid-Atlantic LLC
            Pass Through Certs.
            Series B
            9.13% due 06/30/17......................  152,070   172,789
           Nisource Finance Corp.
            Company Guar. Notes
            5.25% due 09/15/17#.....................  155,000   144,736
           Pepco Holdings, Inc.
            Notes
            5.50% due 08/15/07......................  157,000   157,062
           Pepco Holdings, Inc.
            Notes
            6.45% due 08/15/12......................  195,000   201,219
           PSEG Power LLC
            Company Guar. Notes
            7.75% due 04/15/11......................   55,000    58,973

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal   Value
                   Security Description               Amount    (Note 3)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Electric - Integrated (continued)
        PSI Energy, Inc.
         Debentures
         7.85% due 10/15/07......................... $249,000  $  250,808
        Puget Sound Energy, Inc.
         Senior Notes
         5.20% due 10/01/15.........................  514,000     493,985
        Southern Energy, Inc.
         Notes
         7.90% due 07/15/09+(3)(9)(10)..............  175,000           0
        Virginia Electric & Power Co.
         Notes
         4.10% due 12/15/08.........................  227,000     222,099
                                                               ----------
                                                                5,119,698
                                                               ----------
      Electronic Components - Semiconductors -- 0.1%
        Amkor Technology, Inc.
         Senior Notes
         9.25% due 06/01/16.........................   70,000      73,325
        Freescale Semiconductor, Inc.
         Senior Sub. Notes
         10.13% due 12/15/16*#......................  190,000     190,237
                                                               ----------
                                                                  263,562
                                                               ----------
      Electronics - Military -- 0.1%
        L-3 Communications Corp.
         Company Guar. Notes
         6.38% due 10/15/15.........................  160,000     159,600
                                                               ----------
      Finance - Auto Loans -- 1.3%
        Ford Motor Credit Co.
         Senior Notes
         6.63% due 06/16/08.........................  755,000     755,680
        Ford Motor Credit Co. LLC
         Senior Notes
         5.80% due 01/12/09.........................    1,000         985
        Ford Motor Credit Co. LLC
         Notes
         7.38% due 10/28/09.........................  460,000     461,601
        General Motors Acceptance Corp.
         Notes
         6.75% due 12/01/14.........................  457,000     455,535
        General Motors Acceptance Corp.
         Notes
         6.88% due 09/15/11.........................  591,000     595,457
        General Motors Acceptance Corp.
         Notes
         6.88% due 08/28/12.........................   16,000      16,078
                                                               ----------
                                                                2,285,336
                                                               ----------
      Finance - Commercial -- 0.0%
        Transamerica Finance Corp.
         Senior Notes
         6.40% due 09/15/08.........................   86,000      86,875
                                                               ----------
      Finance - Consumer Loans -- 0.3%
        HSBC Finance Corp.
         Notes
         4.75% due 07/15/13#........................  368,000     350,104
        John Deere Capital Corp.
         Debentures
         5.10% due 01/15/13#........................  282,000     275,833
                                                               ----------
                                                                  625,937
                                                               ----------
      Finance - Credit Card -- 0.2%
        Capital One Bank
         Senior Sub. Notes
         6.50% due 06/13/13.........................  303,000     312,802
                                                               ----------

                                                   Principal   Value
                   Security Description             Amount    (Note 3)

        ---------------------------------------------------------------
        Finance - Investment Banker/Broker -- 0.5%
          Citigroup, Inc.
           Senior Notes
           5.88% due 05/29/37..................... $370,000  $  361,585
          JPMorgan Chase & Co.
           Senior Notes
           5.38% due 01/15/14.....................  450,000     445,697
                                                             ----------
                                                                807,282
                                                             ----------
        Finance - Mortgage Loan/Banker -- 1.6%
          Countrywide Financial Corp.
           Sub. Notes
           6.25% due 05/15/16#....................  470,000     472,881
          Countrywide Home Loans, Inc.
           Company Guar. Notes
           4.00% due 03/22/11.....................  455,000     429,436
          Residential Capital LLC
           Company Guar. Notes
           6.13% due 11/21/08.....................  235,000     234,438
          Residential Capital LLC
           Senior Notes
           6.50% due 06/01/12.....................  567,000     563,887
          Residential Capital LLC
           Company Guar. Notes
           6.50% due 04/17/13.....................  240,000     237,208
          Residential Capital LLC
           Company Guar. Notes
           6.88% due 06/30/15.....................  931,000     935,791
                                                             ----------
                                                              2,873,641
                                                             ----------
        Food - Dairy Products -- 0.0%
          Dean Foods Co.
           Company Guar. Notes
           7.00% due 06/01/16.....................   25,000      24,938
                                                             ----------
        Food - Misc. -- 0.1%
          Kraft Foods, Inc.
           Senior Bonds
           5.63% due 11/01/11.....................  230,000     229,853
                                                             ----------
        Funeral Services & Related Items -- 0.2%
          Service Corp. International
           Senior Notes
           6.75% due 04/01/16.....................  345,000     339,394
                                                             ----------
        Home Furnishings -- 0.1%
          Simmons Co.
           Company Guar. Notes
           7.88% due 01/15/14.....................   50,000      51,000
          Simmons Co.
           Senior Notes
           10.00% due 12/15/14(6).................   72,000      61,380
                                                             ----------
                                                                112,380
                                                             ----------
        Independent Power Producers -- 0.6%
          Calpine Corp.
           Sec. Notes
           8.75% due 07/15/13*(7).................  630,000     667,800
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16.....................  333,000     345,487
                                                             ----------
                                                              1,013,287
                                                             ----------
        Insurance Brokers -- 0.2%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10#....................  230,000     225,235

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal  Value
                    Security Description           Amount   (Note 3)
            --------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Insurance Brokers (continued)
              Marsh & McLennan Cos., Inc.
               Senior Notes
               7.13% due 06/15/09................ $140,000  $143,536
                                                            --------
                                                             368,771
                                                            --------
            Insurance - Life/Health -- 0.2%
              Americo Life, Inc.
               Notes
               7.88% due 05/01/13*...............  121,000   124,300
              Monumental Global Funding II
               Notes
               5.65% due 07/14/11*...............  240,000   241,874
                                                            --------
                                                             366,174
                                                            --------
            Insurance - Multi-line -- 0.3%
              Metropolitan Life Global Funding I
               Sec. Notes
               5.75% due 07/25/11*...............  205,000   207,145
              Unitrin, Inc.
               Senior Notes
               6.00% due 05/15/17................  410,000   401,357
                                                            --------
                                                             608,502
                                                            --------
            Insurance - Property/Casualty -- 0.2%
              The Travelers Cos., Inc.
               Senior Notes
               6.25% due 06/15/37................  310,000   305,846
              W.R. Berkley Corp.
               Senior Sub. Notes
               6.25% due 02/15/37................   65,000    62,302
                                                            --------
                                                             368,148
                                                            --------
            Machinery - Farming -- 0.1%
              Case Corp.
               Notes
               7.25% due 01/15/16................  185,000   194,250
                                                            --------
            Medical - Biomedical/Gene -- 0.2%
              Amgen, Inc.
               Senior Notes
               6.38% due 06/01/37*...............  370,000   367,790
                                                            --------
            Medical - Drugs -- 0.5%
              Abbott Laboratories
               Notes
               5.88% due 05/15/16................  235,000   238,499
              American Home Products Corp.
               Notes
               6.95% due 03/15/11................  179,000   187,839
              Wyeth
               Bonds
               5.50% due 02/01/14................  470,000   467,889
                                                            --------
                                                             894,227
                                                            --------
            Medical - HMO -- 0.3%
              Coventry Health Care, Inc.
               Senior Notes
               5.95% due 03/15/17................  177,000   174,921
              WellPoint, Inc.
               Notes
               3.75% due 12/14/07................  329,156   326,203
                                                            --------
                                                             501,124
                                                            --------
            Medical - Hospitals -- 0.5%
              HCA, Inc.
               Senior Notes
               6.25% due 02/15/13................  450,000   419,063

                                                     Principal   Value
                   Security Description               Amount    (Note 3)

       ------------------------------------------------------------------
       Medical - Hospitals (continued)
         HCA, Inc.
          Sec. Notes
          9.25% due 11/15/16*....................... $465,000  $  509,756
                                                               ----------
                                                                  928,819
                                                               ----------
       Medical - Wholesale Drug Distribution -- 0.5%
         Cardinal Health, Inc.
          Senior Notes
          5.80% due 10/15/16*.......................  900,000     883,390
                                                               ----------
       Metal Processors & Fabrication -- 0.1%
         Timken Co.
          Notes
          5.75% due 02/15/10........................  199,000     197,953
                                                               ----------
       Metal - Aluminum -- 0.4%
         Alcoa, Inc.
          Notes
          6.00% due 01/15/12........................  210,000     210,654
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18#.......................  510,000     516,390
                                                               ----------
                                                                  727,044
                                                               ----------
       Metal - Diversified -- 0.1%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17........................  160,000     174,800
                                                               ----------
       Mining -- 0.1%
         Newmont Mining Corp.
          Company Guar. Notes
          5.88% due 04/01/35........................  210,000     188,411
                                                               ----------
       Multimedia -- 1.4%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13........................  125,000     128,707
         Cox Enterprises, Inc.
          Notes
          7.88% due 09/15/10*.......................  600,000     635,102
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28........................  470,000     501,514
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33........................  582,000     692,808
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36........................  470,000     463,573
                                                               ----------
                                                                2,421,704
                                                               ----------
       Networking Products -- 0.1%
         Cisco Systems, Inc.
          Senior Notes
          5.50% due 02/22/16........................  110,000     108,718
                                                               ----------
       Non-Hazardous Waste Disposal -- 0.2%
         Waste Management, Inc.
          Company Guar. Notes
          6.88% due 05/15/09........................  202,000     206,614
         Waste Management, Inc.
          Company Guar. Notes
          7.75% due 05/15/32........................  210,000     233,519
                                                               ----------
                                                                  440,133
                                                               ----------
       Office Automation & Equipment -- 0.6%
         Pitney Bowes, Inc.
          Notes
          5.25% due 01/15/37........................  684,000     650,535

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                      Principal   Value
                   Security Description                Amount    (Note 3)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Office Automation & Equipment (continued)
       Xerox Corp.
        Senior Notes
        5.50% due 05/15/12........................... $360,000  $  355,555
                                                                ----------
                                                                 1,006,090
                                                                ----------
     Oil Companies - Exploration & Production -- 1.1%
       Anadarko Petroleum Corp.
        Senior Notes
        5.95% due 09/15/16...........................  420,000     414,664
       Apache Corp.
        Senior Notes
        6.25% due 04/15/12...........................  600,000     617,887
       Chesapeake Energy Corp.
        Company Guar. Notes
        7.50% due 09/15/13...........................  790,000     823,575
                                                                ----------
                                                                 1,856,126
                                                                ----------
     Oil Companies - Integrated -- 0.4%
       Hess Corp.
        Notes
        7.13% due 03/15/33...........................  300,000     320,902
       Hess Corp.
        Bonds
        7.88% due 10/01/29#..........................  218,000     249,359
       Polar Tankers, Inc.
        Company Guar. Notes
        5.95% due 05/10/37*..........................  205,000     198,645
                                                                ----------
                                                                   768,906
                                                                ----------
     Oil Refining & Marketing -- 0.4%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14...........................  666,000     685,742
                                                                ----------
     Oil - Field Services -- 0.2%
       Hanover Compressor Co.
        Senior Notes
        9.00% due 06/01/14...........................  404,000     435,310
                                                                ----------
     Paper & Related Products -- 0.2%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13#..........................  170,000     152,150
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*..........................  125,000     124,375
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*..........................   40,000      39,900
                                                                ----------
                                                                   316,425
                                                                ----------
     Pipelines -- 1.3%
       CenterPoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11...........................  200,000     213,879
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16...........................  340,000     354,450
       Duke Energy Field Services LLC
        Notes
        6.88% due 02/01/11#..........................  194,000     201,997
       Dynegy-Roseton Danskammer
        Pass Through Certs.
        Series B
        7.67% due 11/08/16...........................  170,000     179,562

                                                  Principal   Value
                  Security Description             Amount    (Note 3)

         -------------------------------------------------------------
         Pipelines (continued)
           El Paso Natural Gas Co.
            Senior Notes
            5.95% due 04/15/17*.................. $318,000  $  313,275
           Enbridge, Inc.
            Bonds
            5.80% due 06/15/14...................  619,000     618,418
           Williams Cos., Inc.
            Senior Notes
            7.88% due 09/01/21...................  340,000     380,800
                                                            ----------
                                                             2,262,381
                                                            ----------
         Private Corrections -- 0.1%
           Corrections Corp. of America
            Company Guar. Notes
            6.25% due 03/15/13...................  135,000     133,481
                                                            ----------
         Publishing - Newspapers -- 0.1%
           Gannett Co, Inc.
            Notes
            5.75% due 06/01/11#..................   77,000      77,244
           Knight Ridder, Inc.
            Debentures
            6.88% due 03/15/29...................  125,000     110,295
                                                            ----------
                                                               187,539
                                                            ----------
         Publishing - Periodicals -- 0.1%
           The Reader's Digest Association, Inc.
            Senior Sub. Notes
            9.00% due 02/15/17*..................  120,000     118,350
                                                            ----------
         Radio -- 0.2%
           Chancellor Media Corp.
            Company Guar. Notes
            8.00% due 11/01/08...................  334,000     343,368
                                                            ----------
         Real Estate Investment Trusts -- 1.1%
           AvalonBay Communities, Inc.
            Senior Notes
            5.75% due 09/15/16...................  380,000     378,406
           Health Care Property Investors, Inc.
            Senior Notes
            5.65% due 12/15/13...................  370,000     362,533
           Heritage Property Investment Trust
            Notes
            4.50% due 10/15/09...................  105,000     104,896
           New Plan Excel Realty Trust
            Senior Notes
            4.50% due 02/01/11...................  411,000     394,304
           PPF Funding, Inc.
            Bonds
            5.35% due 04/15/12*..................  240,000     236,446
           Reckson Operating Partnership LP
            Senior Notes
            6.00% due 03/31/16...................   60,000      58,375
           Simon Property Group LP
            Notes
            5.38% due 08/28/08...................  148,000     147,384
           Vornado Realty LP
            Notes
            4.50% due 08/15/09...................  230,000     224,677
                                                            ----------
                                                             1,907,021
                                                            ----------
         Recycling -- 0.1%
           Aleris International, Inc.
            Senior Notes
            9.00% due 12/15/14*..................  170,000     181,900

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal   Value
                   Security Description              Amount    (Note 3)
        ----------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Recycling (continued)
          Aleris International, Inc.
           Senior Sub. Notes
           10.00% due 12/15/16*.................... $ 80,000  $   84,000
                                                              ----------
                                                                 265,900
                                                              ----------
        Rental Auto/Equipment -- 0.4%
          Erac USA Finance Co.
           Notes
           7.35% due 06/15/08*.....................  530,000     538,263
          United Rentals North America, Inc.
           Senior Sub. Notes
           7.75% due 11/15/13......................  150,000     155,625
                                                              ----------
                                                                 693,888
                                                              ----------
        Research & Development -- 0.1%
          Alion Science and Technology Corp.
           Senior Notes
           10.25% due 02/01/15*....................  175,000     183,750
                                                              ----------
        Retail - Building Products -- 0.2%
          Home Depot, Inc.
           Senior Notes
           5.88% due 12/16/36......................  470,000     440,381
                                                              ----------
        Retail - Discount -- 0.3%
          Wal-Mart Stores, Inc.
           Senior Notes
           5.88% due 04/05/27......................  470,000     462,660
                                                              ----------
        Retail - Drug Store -- 0.4%
          CVS Caremark Corp.
           Senior Notes
           6.25% due 06/01/27......................  350,000     345,663
          CVS Lease Pass Through Trust
           Pass Through Certs.
           6.04% due 12/10/28*.....................  426,237     418,386
                                                              ----------
                                                                 764,049
                                                              ----------
        Retail - Regional Department Stores -- 0.1%
          Federated Retail Holdings, Inc.
           Company Guar. Notes
           5.90% due 12/01/16......................  210,000     206,562
          JC Penney Corp., Inc.
           Senior Notes
           5.75% due 02/15/18#.....................   48,000      47,175
                                                              ----------
                                                                 253,737
                                                              ----------
        Savings & Loans/Thrifts -- 1.4%
          Independence Community Bank Corp.
           Sub. Notes
           3.50% due 06/20/13(4)...................  113,000     110,597
          Sovereign Bancorp, Inc.
           Senior Notes
           4.80% due 09/01/10......................  430,000     419,791
          Washington Mutual Bank
           Sub. Notes
           5.13% due 01/15/15......................  760,000     723,522
          Washington Mutual Preferred Funding II
           Bonds
           6.90% due 06/15/12*(4)(5)...............  400,000     394,757
          Washington Mutual, Inc.
           Senior Notes
           5.50% due 08/24/11#.....................  520,000     517,251
          Western Financial Bank
           Senior Debentures
           9.63% due 05/15/12......................  228,000     245,007
                                                              ----------
                                                               2,410,925
                                                              ----------

                                                  Principal   Value
                  Security Description             Amount    (Note 3)

         -------------------------------------------------------------
         Special Purpose Entities -- 1.6%
          BAE Systems Holdings, Inc. Notes 5.20%
            due 08/15/15*........................ $546,000  $  526,201
          Capital One Capital IV Company Guar.
            Notes 6.75% due 02/17/37#............  255,000     243,139
          Consolidated Communications
            Illinois/Texas Holdings, Inc. Senior
            Notes 9.75% due 04/01/12.............  622,000     659,320
          Cyrus Reinsurance Holdings SPC Senior
            Notes 6.36% due 09/01/08*(3)(4)......  161,000     160,597
          ING USA Global Funding
            Trust Notes 4.25% due 10/01/10.......  160,000     155,728
          Norbord Delaware GP I Company Guar.
            Notes 6.45% due 02/15/17*............  192,000     184,085
          Pricoa Global Funding I Notes 5.30%
            due 09/27/13*........................  390,000     384,635
          Principal Life Global Funding I Sec.
            Notes 5.25% due 01/15/13*............  610,000     599,802
                                                            ----------
                                                             2,913,507
                                                            ----------
         Steel - Producers -- 0.7%
          International Steel Group, Inc. Senior
            Notes 6.50% due 04/15/14#............  480,000     493,122
          Reliance Steel & Aluminum Co. Company
            Guar. Notes 6.85% due 11/15/36.......  220,000     221,940
          United States Steel Corp. Senior
            Notes 5.65% due 06/01/13.............  205,000     203,145
          United States Steel Corp. Senior
            Notes 6.05% due 06/01/17.............  205,000     203,174
          United States Steel Corp. Senior
            Notes 6.65% due 06/01/37#............  160,000     157,942
                                                            ----------
                                                             1,279,323
                                                            ----------
         Telecom Services -- 0.4%
          Bellsouth Telecommunications,
            Inc. Debentures 7.00% due 12/01/95...  408,000     412,403
          Qwest Corp. Senior Notes 7.50% due
            10/01/14.............................  250,000     263,125
                                                            ----------
                                                               675,528
                                                            ----------
         Telephone - Integrated -- 1.5%
          AT&T Corp. Senior Notes 7.30% due
            11/15/11.............................  238,000     254,978
          BellSouth Corp. Senior Notes 6.00% due
            10/15/11.............................  600,000     611,235
          Citizens Communications Co. Senior
            Notes 7.13% due 03/15/19.............   75,000      74,625

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Value
                  Security Description             Amount    (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Telephone - Integrated (continued)
           Citizens Communications Co.
            Senior Notes
            9.00% due 08/15/31................... $ 50,000  $   54,125
           GTE Northwest, Inc.
            Debentures
            5.55% due 10/15/08...................   80,000      79,958
           LCI International, Inc.
            Senior Notes
            7.25% due 06/15/07...................  494,000     494,000
           Level 3 Financing, Inc.
            Senior Notes
            8.75% due 02/15/17*..................  100,000     102,625
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................   90,000      99,662
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28#..................  470,000     458,666
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................  320,000     333,451
                                                            ----------
                                                             2,563,325
                                                            ----------
         Television -- 0.2%
           Paxson Communication Corp.
            Sec. Notes
            11.61% due 01/15/13*(4)..............  205,000     213,712
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................  100,000     101,750
                                                            ----------
                                                               315,462
                                                            ----------
         Transport - Air Freight -- 0.7%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class A-1
            7.20% due 01/02/19...................  454,908     470,830
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  110,515     124,330
           Atlas Air, Inc.
            Pass Through Certs.
            Series 2000-1, Class A
            8.71% due 01/02/19...................  637,704     667,197
                                                            ----------
                                                             1,262,357
                                                            ----------
         Transport - Rail -- 0.6%
           BNSF Funding Trust I
            Company Guar. Bonds
            6.61% due 12/15/55(4)................  470,000     441,997
           Burlington Northern Santa Fe Corp.
            Notes
            6.15% due 05/01/37...................  343,000     336,966
           Norfolk Southern Corp.
            Senior Notes
            5.59% due 05/17/25...................  108,000      99,062
           Union Pacific Corp.
            Notes
            3.88% due 02/15/09...................   65,000      63,350
           Union Pacific Corp.
            Debentures
            7.00% due 02/01/16...................  132,000     140,013
                                                            ----------
                                                             1,081,388
                                                            ----------

                                                   Principal   Value
                  Security Description              Amount    (Note 3)

       -----------------------------------------------------------------
       Transport - Services -- 0.4%
         FedEx Corp.
          Company Guar. Notes
          5.50% due 08/15/09...................... $195,000  $   195,066
         Ryder System, Inc.
          Notes
          5.85% due 03/01/14......................  126,000      124,419
         Ryder System, Inc.
          Notes
          5.85% due 11/01/16......................  370,000      358,509
                                                             -----------
                                                                 677,994
                                                             -----------
       Total Corporate Bonds & Notes
          (cost $67,300,391)......................            67,160,583
                                                             -----------
       FOREIGN CORPORATE BONDS & NOTES -- 6.6%
       Banks - Commercial -- 0.4%
         Caisse Nationale des Caisses
          d'Epargne et de Prevoyance
          Notes
          4.92% due 12/30/09(4)(5)................  196,000      164,216
         Credit Agricole SA
          Jr. Sub. Notes
          6.64% due 05/31/17*(4)(5)...............  375,000      373,819
         Societe Generale
          Sub. Notes
          5.92% due 04/05/17*(4)(5)...............  230,000      225,810
                                                             -----------
                                                                 763,845
                                                             -----------
       Banks - Money Center -- 0.3%
         HBOS Capital Funding LP
          Company Guar. Notes
          6.85% due 03/23/09(5)...................  225,000      225,855
         Mizuho Financial Group Cayman, Ltd.
          Bank Guar. Notes
          8.38% due 04/27/09(5)...................  245,000      256,588
         National Westminster Bank PLC
          Sub. Notes
          7.75% due 10/16/07(4)(5)................   92,000       92,665
                                                             -----------
                                                                 575,108
                                                             -----------
       Building Products - Cement -- 0.5%
         C8 Capital SPV, Ltd.
          Notes
          6.64% due 12/31/14*(4)(5)...............  823,000      808,026
                                                             -----------
       Cruise Lines -- 0.1%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.00% due 06/15/13#.....................  245,000      250,424
                                                             -----------
       Diversified Financial Services -- 0.2%
         CIT Group Funding Co. of Canada
          Company Guar. Notes
          5.20% due 06/01/15......................  387,000      365,440
                                                             -----------
       Diversified Manufactured Operations -- 0.2%
         Tyco International Group SA
          Company Guar. Notes
          6.00% due 11/15/13......................  388,000      406,228
                                                             -----------
       Diversified Operations -- 0.3%
         Hutchison Whampoa Finance CI, Ltd.
          Company Guar. Notes
          7.50% due 08/01/27*.....................  400,000      451,104
                                                             -----------
       Electric - Integrated -- 0.2%
         Empresa Nacional de Electricidad SA
          Bonds
          7.33% due 02/01/37#.....................  324,000      341,032
                                                             -----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal  Value
                    Security Description                Amount   (Note 3)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Finance - Other Services -- 0.1%
        Lukoil International Finance BV
         Company Guar. Notes
         6.66% due 06/07/22*.......................... $100,000  $100,000
                                                                 --------
      Food - Meat Products -- 0.1%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11...........................  125,000   130,313
                                                                 --------
      Insurance - Multi-line -- 0.5%
        Aegon NV
         Sub. Bonds
         5.36% due 07/15/14(4)(5).....................  280,000   241,920
        AXA SA
         Sub. Notes
         6.38% due 12/14/36*(4)(5)....................  323,000   304,395
        ING Groep NV
         Bonds
         5.78% due 12/08/15(4)(5).....................  325,000   318,231
                                                                 --------
                                                                  864,546
                                                                 --------
      Investment Companies -- 0.1%
        Canadian Oil Sands, Ltd.
         Notes
         5.80% due 08/15/13*..........................  225,000   224,492
                                                                 --------
      Machinery - Construction & Mining -- 0.2%
        Atlas Copco AB
         Bonds
         5.60% due 05/22/17*..........................  338,000   333,632
                                                                 --------
      Medical - Drugs -- 0.3%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14...........................  170,000   162,350
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         9.11% due 12/01/13(4)........................   70,000    72,800
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11#..........................  245,000   249,594
                                                                 --------
                                                                  484,744
                                                                 --------
      Metal - Aluminum -- 0.1%
        Alcan, Inc.
         Senior Notes
         5.75% due 06/01/35...........................  175,000   157,555
                                                                 --------
      Metal - Diversified -- 0.2%
        Inco, Ltd.
         Bonds
         7.20% due 09/15/32...........................  270,000   292,205
                                                                 --------
      Oil Companies - Exploration & Production -- 0.2%
        EnCana Corp.
         Bonds
         6.50% due 08/15/34...........................   50,000    51,123
        Nexen, Inc.
         Bonds
         6.40% due 05/15/37...........................  349,000   339,698
                                                                 --------
                                                                  390,821
                                                                 --------
      Paper & Related Products -- 0.1%
        Abitibi-Consolidated, Inc.
         Notes
         8.55% due 08/01/10#..........................  180,000   171,900
                                                                 --------

                                                    Principal   Value
                   Security Description              Amount    (Note 3)

       ------------------------------------------------------------------
       Pipelines -- 0.1%
         Kinder Morgan Finance Co. ULC
          Company Guar. Notes
          5.70% due 01/05/16....................... $278,000  $   261,923
                                                              -----------
       Real Estate Operations & Development -- 0.1%
         Brookfield Asset Management, Inc.
          Notes
          8.13% due 12/15/08.......................  181,000      187,585
                                                              -----------
       Satellite Telecom -- 0.3%
         Intelsat Bermuda, Ltd.
          Company Guar. Notes
          8.87% due 01/15/15(4)....................  250,000      255,625
         Intelsat Intermediate Holding Co., Ltd.
          Company Guar. Notes
          9.25% due 02/01/15(6)....................  100,000       84,000
         Intelsat, Ltd.
          Senior Notes
          6.50% due 11/01/13.......................  195,000      166,725
                                                              -----------
                                                                  506,350
                                                              -----------
       Special Purpose Entities -- 0.5%
         Rio Tinto Finance USA, Ltd.
          Notes
          2.63% due 09/30/08.......................  190,000      183,361
         SMFG Preferred Capital Ltd.
          Sub. Bonds
          6.08% due 01/25/17*(4)(5)................  453,000      445,775
         SovRisc BV
          Notes
          4.63% due 10/31/08*......................  215,000      212,879
                                                              -----------
                                                                  842,015
                                                              -----------
       Telecom Services -- 0.3%
         Telenet Group Holdings NV
          Disc. Notes
          11.50% due 06/15/14*(6)..................  104,000       99,060
         TELUS Corp.
          Notes
          7.50% due 06/01/07.......................  321,000      321,000
         TELUS Corp.
          Notes
          8.00% due 06/01/11.......................   65,000       69,529
                                                              -----------
                                                                  489,589
                                                              -----------
       Telephone - Integrated -- 1.1%
         British Telecommunications PLC
          Bonds
          8.63% due 12/15/30.......................  525,000      705,290
         Telecom Italia Capital SA
          Company Guar. Bonds
          5.25% due 10/01/15.......................  470,000      444,420
         Telecom Italia Capital SA
          Company Guar. Bonds
          6.20% due 07/18/11.......................  375,000      382,471
         Telefonica Emisones SAU
          Company Guar. Notes
          6.42% due 06/20/16.......................  470,000      484,563
                                                              -----------
                                                                2,016,744
                                                              -----------
       Transport - Rail -- 0.1%
         Canadian National Railway Co.
          Notes
          6.38% due 10/15/11#......................  210,000      216,374
                                                              -----------
       Total Foreign Corporate Bonds & Notes
          (cost $11,779,527).......................            11,631,995
                                                              -----------

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                Principal    Value
                  Security Description           Amount     (Note 3)
          ------------------------------------------------------------
          FOREIGN GOVERNMENT TREASURIES -- 0.1%
          Sovereign -- 0.1%
            Government of United Kingdom
             Notes
             2.25% due 07/08/08*
             (cost $196,973)................... $  197,000 $   190,770
                                                           -----------
          U.S. GOVERNMENT AGENCIES -- 33.4%
          Federal Home Loan Bank -- 0.8%
            3.90% due 02/25/08.................    410,000     405,840
            4.50% due 09/08/08#................  1,100,000   1,089,266
                                                           -----------
                                                             1,495,106
                                                           -----------
          Federal Home Loan Mtg. Corp. -- 16.6%
            4.45% due 03/06/08.................     64,000      63,584
            4.50% due 11/01/18.................    873,613     838,297
            4.50% due 07/01/19.................    483,006     462,860
            4.50% due 08/01/20.................    270,675     259,124
            5.00% due 03/01/19.................    514,986     502,926
            5.00% due 07/01/19.................    486,723     475,324
            5.00% due 05/01/21.................  1,783,574   1,739,830
            5.00% due 10/01/33.................     25,943      24,762
            5.00% due 06/01/34.................    556,652     531,025
            5.00% due 05/01/36.................  3,770,226   3,590,379
            5.00% due 11/01/36.................    217,745     207,358
            5.05% due 02/14/08.................  3,430,000   3,425,990
            5.50% due 11/01/18.................    570,067     567,106
            5.50% due 06/01/21.................  1,245,537   1,236,377
            5.50% due 10/01/33.................     36,641      35,878
            5.50% due 02/01/35.................  1,150,199   1,124,597
            5.50% due 07/01/36.................  2,258,735   2,206,462
            5.70% due 08/01/36(4)..............  2,481,011   2,475,149
            5.81% due 01/01/37(4)..............  1,359,185   1,358,036
            5.82% due 01/01/37(4)..............  1,016,172   1,019,494
            6.00% due 10/01/33.................    828,309     832,105
            6.00% due 07/01/36.................  5,235,767   5,235,305
            6.50% due 02/01/33.................     93,569      95,951
            6.50% due 02/01/35.................     70,086      71,581
            6.50% due 01/01/36.................    296,970     301,727
            6.50% due 03/01/36.................    455,314     462,607
            7.00% due 11/01/16.................     71,324      73,641
            7.00% due 07/01/32.................     33,654      34,850
            7.50% due 04/01/31.................    170,232     177,832
            8.00% due 01/01/29.................     12,475      13,164
            8.00% due 12/01/29.................      9,216       9,729
            8.00% due 12/01/30.................     36,751      38,809
            8.00% due 01/01/31.................        295         311
                                                           -----------
                                                            29,492,170
                                                           -----------
          Federal National Mtg. Assoc. -- 15.7%
            3.88% due 02/01/08#................    962,000     952,957
            4.50% due 02/01/18.................    230,715     221,392
            4.50% due 06/01/18.................    141,924     136,239
            5.00% due 08/01/18.................    142,219     139,015
            5.00% due 09/01/18.................    137,520     134,422
            5.00% due 10/01/18.................    250,885     245,233
            5.00% due 10/01/33.................     62,017      59,193
            5.00% due 03/01/34.................  1,624,402   1,549,624
            5.00% due 01/01/37.................  3,455,856   3,288,910
            5.50% due 04/01/33.................  1,119,737   1,096,451
            5.50% due 12/01/33.................    990,228     969,572
            5.50% due 05/01/34.................    553,914     542,359
            5.50% due 10/01/34.................    591,150     578,485
            5.50% due 12/01/35.................  1,043,153   1,019,972
            5.50% due 02/01/36(4)..............    502,234     504,097
            5.50% due 11/01/36.................  2,271,481   2,218,907
            5.50% due 12/01/36.................  4,644,450   4,521,259
            5.50% due 05/01/37.................  1,675,520   1,635,943
            6.00% due 03/01/16.................      2,856       2,889

                                                        Principal      Value
                Security Description                     Amount       (Note 3)

---------------------------------------------------------------------------------
Federal National Mtg. Assoc. (continued)
  6.00% due 12/01/16................................. $    81,660   $     82,609
  6.00% due 11/01/17.................................     220,809        223,363
  6.00% due 12/01/20.................................     643,533        651,010
  6.00% due 12/01/33.................................     650,403        652,962
  6.00% due 10/01/36.................................     344,254        344,000
  6.00% due 11/01/36.................................   2,804,260      2,790,544
  6.50% due 03/01/17.................................     128,022        131,017
  6.50% due 08/01/31.................................      67,132         68,855
  6.50% due 07/01/32.................................     443,575        454,679
  6.50% due 07/01/36.................................     408,362        414,800
  6.50% due 12/01/36.................................   1,695,561      1,722,292
  7.00% due 09/01/31.................................     282,182        294,018
  7.00% due 12/01/35.................................     233,730        240,835
  7.50% due 11/01/14.................................       1,137          1,157
  7.50% due 08/01/15.................................       1,366          1,409
                                                                    ------------
                                                                      27,890,469
                                                                    ------------
Government National Mtg. Assoc. -- 0.2%
  6.00% due 03/15/29.................................      42,174         42,536
  6.00% due 04/15/29.................................      16,856         17,001
  6.50% due 07/15/32.................................     104,822        107,746
  6.50% due 09/15/32.................................     165,592        170,210
                                                                    ------------
                                                                         337,493
                                                                    ------------
Total U.S. Government Agencies
   (cost $59,728,906)................................                 59,215,238
                                                                    ------------
U.S. GOVERNMENT TREASURIES -- 5.7%
United States Treasury Bonds -- 0.5%
  4.50% due 02/15/36#................................   1,000,000        920,547
                                                                    ------------
United States Treasury Notes -- 5.2%
  4.50% due 11/15/10#................................     169,000        167,165
  4.50% due 02/28/11#................................   2,500,000      2,470,118
  4.63% due 10/31/11#................................   1,400,000      1,387,313
  4.63% due 12/31/11#................................   3,200,000      3,168,998
  4.88% due 05/31/08#................................     800,000        798,562
  United States Treasury Notes TIPS
   0.88% due 04/15/10#...............................     694,620        661,951
   2.00% due 01/15/14#...............................     515,523        499,493
                                                                    ------------
                                                                       9,153,600
                                                                    ------------
Total U.S. Government Treasuries
   (cost $10,224,160)................................                 10,074,147
                                                                    ------------
Total Long-Term Investment Securities
   (cost $169,366,946)...............................                168,069,210
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 7.2%
Collective Investment Pool -- 7.2%
  Securities Lending Quality Trust
   (cost $12,818,186)................................  12,818,186     12,818,186
                                                                    ------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.77%, dated 05/31/07, to be
   repurchased 06/01/07 in the amount of $481,064
   and collateralized by Federal Home Loan Bank
   Notes, bearing interest at 3.87% due 06/08/07 and
   having approximate value of $498,985
   (cost $481,000)...................................     481,000        481,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $182,666,132)(8)............................       102.3%   181,368,396
Liabilities in excess of other assets................        (2.3)%   (4,078,306)
                                                      -----------   ------------
NET ASSETS --                                               100.0%  $177,290,090
                                                      ===========   ============

VALIC Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                             Principal      Value
                Security Description          Amount       (Note 3)
          -----------------------------------------------------------
          BOND & NOTES SOLD SHORT -- 5.57%
          U.S. Government Agencies -- 5.57%
            Federal Home Loan Mtg. Corp.
             5.00% due June TBA............ $(1,000,000) $  (974,688)
            Federal National Mtg. Assoc.
             5.50% due June TBA............  (4,000,000)  (3,905,000)
            Federal National Mtg. Assoc.
             6.50% due June TBA............  (5,000,000)  (4,993,750)
                                                         -----------
             (Proceeds $(9,879,648)).......              $(9,873,438)
                                                         ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $19,872,560 representing 11.20% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)Collateralized Mortgaged Obligation
(2)Commercial Mortgaged Back Security
(3)Fair valued security; see Note 3
(4)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007.
(5)Perpetual maturity -- maturity date reflects the next call date.
(6)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(7)Company has filed Chapter II bankruptcy protection.
(8)See Note 6 for cost of investments on a tax basis.
(9)Illiquid security
(10)To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not by sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Capital Conservation Fund held the following restricted securities:

                                                                   Market
                        Acquisition Principal Acquisition Market    Value      % of
Name                       Date      Amount      Cost     Value   Per Share Net Assets
----------------------- ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09....  08/11/05   $ 30,000    $30,000   $30,000   $100       0.02%
Southern Energy, Inc.
 7.90% due 07/15/09....  01/03/06    175,000          0         0      0       0.00
                                                          -------              ----
                                                          $30,000              0.02%
                                                          =======              ====

(11)Variable Rate Security -- the rate reflected is as of May 31, 2007, maturity date reflects the stated maturity date.

ADR--American Depository Receipt
TIPS--Treasury Inflation Protected Securities
TBA--To Be Announced

See Notes to Financial Statements

VALIC Company I Core Equity Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

          Collective Investment Pool............................. 6.6%
          Finance -- Investment Banker/Broker.................... 6.6
          Oil Companies -- Integrated............................ 5.8
          Computers.............................................. 4.9
          Medical -- Drugs....................................... 4.3
          Diversified Manufactured Operations.................... 3.7
          Multimedia............................................. 2.9
          Aerospace/Defense...................................... 2.8
          Medical -- HMO......................................... 2.8
          Oil Refining & Marketing............................... 2.4
          Semiconductor Equipment................................ 2.4
          Telephone -- Integrated................................ 2.3
          Insurance -- Property/Casualty......................... 2.1
          Applications Software.................................. 2.0
          Retail -- Apparel/Shoe................................. 2.0
          Medical Products....................................... 1.9
          Chemicals -- Specialty................................. 1.8
          Banks -- Super Regional................................ 1.7
          Food -- Retail......................................... 1.6
          Pharmacy Services...................................... 1.6
          Electronic Components -- Semiconductors................ 1.5
          Enterprise Software/Service............................ 1.5
          Insurance -- Life/Health............................... 1.5
          Insurance -- Multi-line................................ 1.5
          Networking Products.................................... 1.5
          Retail -- Discount..................................... 1.5
          Toys................................................... 1.5
          Containers -- Paper/Plastic............................ 1.4
          Food -- Misc........................................... 1.4
          Airlines............................................... 1.3
          Office Automation & Equipment.......................... 1.3
          Advertising Agencies................................... 1.1
          Computer Services...................................... 1.1
          Semiconductors Components -- Intergrated Circuits...... 0.9
          Apparel Manufacturers.................................. 0.8
          Health Care Cost Containment........................... 0.8
          Internet Security...................................... 0.8
          Paper & Related Products............................... 0.8
          Retail -- Major Department Stores...................... 0.8
          Retail -- Regional Department Stores................... 0.8
          Banks -- Fiduciary..................................... 0.7

         Batteries/Battery Systems..............................   0.7
         Coatings/Paint.........................................   0.7
         Commercial Services....................................   0.7
         Containers -- Metal/Glass..............................   0.7
         Data Processing/Management.............................   0.7
         Electronic Design Automation...........................   0.7
         Electronic Parts Distribution..........................   0.7
         Hospital Beds/Equipment................................   0.7
         Instruments -- Controls................................   0.7
         Instruments -- Scientific..............................   0.7
         Medical Labs & Testing Services........................   0.7
         Metal -- Copper........................................   0.7
         Office Furnishings -- Original.........................   0.7
         Printing -- Commercial.................................   0.7
         Real Estate Management/Services........................   0.7
         Repurchase Agreements..................................   0.7
         Retail -- Auto Parts...................................   0.7
         Computers -- Periphery Equipment.......................   0.6
         Finance -- Consumer Loans..............................   0.6
         Oil & Gas Drilling.....................................   0.6
         Oil -- Field Services..................................   0.6
         Chemicals -- Diversified...............................   0.5
         Coal...................................................   0.5
         Consumer Products -- Misc..............................   0.5
         Electric -- Integrated.................................   0.5
         Metal -- Aluminum......................................   0.5
         Beverages -- Non-alcoholic.............................   0.4
         Cable TV...............................................   0.4
         Machinery -- Farming...................................   0.4
         Cosmetics & Toiletries.................................   0.3
         Electronic Components -- Misc..........................   0.3
         Oil Companies -- Exploration & Production..............   0.3
         Retail -- Restaurants..................................   0.3
         Audio/Video Products...................................   0.2
         Telecommunication Equipment............................   0.2
         Wireless Equipment.....................................   0.2
         Steel -- Producers.....................................   0.1
                                                                 -----
                                                                 106.6%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 99.3%
        Advertising Agencies -- 1.1%
          Interpublic Group of Cos., Inc.+......... 125,500 $ 1,474,625
          Omnicom Group, Inc.#.....................  33,000   3,474,900
                                                            -----------
                                                              4,949,525
                                                            -----------
        Aerospace/Defense -- 2.8%
          Lockheed Martin Corp.....................  39,000   3,825,900
          Northrop Grumman Corp....................  34,200   2,585,862
          Raytheon Co.............................. 116,600   6,482,960
                                                            -----------
                                                             12,894,722
                                                            -----------
        Airlines -- 1.3%
          AMR Corp.+#.............................. 100,000   2,835,000
          Continental Airlines, Inc., Class B+#....  78,000   3,133,260
                                                            -----------
                                                              5,968,260
                                                            -----------
        Apparel Manufacturer -- 0.8%
          Coach, Inc.+.............................  68,000   3,492,480
                                                            -----------
        Applications Software -- 2.0%
          Microsoft Corp........................... 291,000   8,924,970
                                                            -----------
        Audio/Video Products -- 0.2%
          Sony Corp. ADR...........................  11,700     675,090
                                                            -----------
        Banks - Fiduciary -- 0.7%
          The Bank of New York Co., Inc............  73,300   2,973,048
                                                            -----------
        Banks - Super Regional -- 1.7%
          Bank of America Corp.....................  82,800   4,198,788
          Wells Fargo & Co.........................  97,900   3,533,211
                                                            -----------
                                                              7,731,999
                                                            -----------
        Batteries/Battery Systems -- 0.7%
          Energizer Holdings, Inc.+................  32,000   3,169,920
                                                            -----------
        Beverages - Non-alcoholic -- 0.4%
          Coca-Cola Enterprises, Inc...............  83,200   1,942,720
                                                            -----------
        Cable TV -- 0.4%
          Comcast Corp., Class A+..................  73,800   2,005,884
                                                            -----------
        Chemicals - Diversified -- 0.5%
          du Pont (E.I.) de Nemours & Co...........  46,000   2,406,720
                                                            -----------
        Chemicals - Specialty -- 1.8%
          Albemarle Corp.#.........................  38,000   1,544,320
          Cabot Corp...............................  68,000   3,285,080
          International Flavors & Fragrances, Inc..  63,000   3,233,790
                                                            -----------
                                                              8,063,190
                                                            -----------
        Coal -- 0.5%
          CONSOL Energy, Inc.......................  11,700     568,503
          Peabody Energy Corp......................  28,200   1,523,928
                                                            -----------
                                                              2,092,431
                                                            -----------
        Coatings/Paint -- 0.7%
          Sherwin-Williams Co.#....................  48,000   3,246,720
                                                            -----------
        Commercial Services -- 0.7%
          Convergys Corp........................... 120,000   3,088,800
                                                            -----------
        Computer Services -- 1.1%
          Electronic Data Systems Corp............. 118,000   3,399,580
          Unisys Corp.+............................ 195,300   1,624,896
                                                            -----------
                                                              5,024,476
                                                            -----------
        Computers -- 4.9%
          Hewlett-Packard Co....................... 161,200   7,368,452
          International Business Machines Corp.....  98,800  10,532,080
          Sun Microsystems, Inc.+.................. 797,100   4,065,210
                                                            -----------
                                                             21,965,742
                                                            -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Computers - Periphery Equipment -- 0.6%
        Lexmark International, Inc., Class A+........  52,000 $ 2,700,360
                                                              -----------
      Consumer Products - Misc. -- 0.5%
        Kimberly-Clark Corp..........................  34,200   2,426,832
                                                              -----------
      Containers - Metal/Glass -- 0.7%
        Crown Holdings, Inc.+........................ 125,000   3,116,250
                                                              -----------
      Containers - Paper/Plastic -- 1.4%
        Packaging Corp. of America................... 122,000   3,154,920
        Sealed Air Corp..............................  98,000   3,165,400
                                                              -----------
                                                                6,320,320
                                                              -----------
      Cosmetics & Toiletries -- 0.3%
        Procter & Gamble Co..........................  23,000   1,461,650
                                                              -----------
      Data Processing/Management -- 0.7%
        Total Systems Services, Inc.#................  95,000   3,153,050
                                                              -----------
      Diversified Manufactured Operations -- 3.7%
        General Electric Co.......................... 210,600   7,914,348
        Honeywell International, Inc.................  33,400   1,934,194
        SPX Corp.....................................  38,000   3,339,060
        Tyco International, Ltd...................... 108,600   3,622,896
                                                              -----------
                                                               16,810,498
                                                              -----------
      Electric - Integrated -- 0.5%
        Dominion Resources, Inc......................  12,300   1,089,657
        Southern Co..................................  33,800   1,217,138
                                                              -----------
                                                                2,306,795
                                                              -----------
      Electronic Components - Misc. -- 0.3%
        Koninklijke Philips Electronics NV...........  33,500   1,421,070
                                                              -----------
      Electronic Components - Semiconductors -- 1.5%
        Fairchild Semiconductor International, Inc.+.  79,200   1,458,864
        Intel Corp...................................  89,600   1,986,432
        LSI Logic Corp.+............................. 228,500   1,983,380
        Micron Technology, Inc.+..................... 106,700   1,299,606
                                                              -----------
                                                                6,728,282
                                                              -----------
      Electronic Design Automation -- 0.7%
        Synopsys, Inc.+.............................. 121,000   3,208,920
                                                              -----------
      Electronic Parts Distribution -- 0.7%
        Avnet, Inc.#.................................  78,000   3,341,520
                                                              -----------
      Enterprise Software/Service -- 1.5%
        BMC Software, Inc.+.......................... 104,000   3,446,560
        CA, Inc...................................... 124,000   3,289,720
                                                              -----------
                                                                6,736,280
                                                              -----------
      Finance - Consumer Loans -- 0.6%
        The First Marblehead Corp.#..................  69,000   2,570,940
                                                              -----------
      Finance - Investment Banker/Broker -- 6.6%
        Citigroup, Inc............................... 123,900   6,751,311
        J.P. Morgan Chase & Co....................... 113,000   5,856,790
        Lehman Brothers Holdings, Inc.#..............  52,000   3,815,760
        Morgan Stanley...............................  99,200   8,435,968
        The Goldman Sachs Group, Inc.#...............  22,000   5,078,040
                                                              -----------
                                                               29,937,869
                                                              -----------
      Food - Misc. -- 1.4%
        General Mills, Inc...........................  45,400   2,780,296
        Kraft Foods, Inc., Class A...................  21,400     724,176
        Unilever NV..................................  93,500   2,786,300
                                                              -----------
                                                                6,290,772
                                                              -----------

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Food - Retail -- 1.6%
           Safeway, Inc.#..........................  98,000 $ 3,379,040
           The Kroger Co........................... 124,000   3,759,680
                                                            -----------
                                                              7,138,720
                                                            -----------
         Health Care Cost Containment -- 0.8%
           McKesson Corp...........................  59,000   3,724,670
                                                            -----------
         Hospital Beds/Equipment -- 0.7%
           Kinetic Concepts, Inc.+.................  62,000   3,111,160
                                                            -----------
         Instruments - Controls -- 0.7%
           Mettler Toledo International, Inc.+.....  32,000   3,145,600
                                                            -----------
         Instruments - Scientific -- 0.7%
           Waters Corp.+...........................  54,000   3,256,200
                                                            -----------
         Insurance - Life/Health -- 1.5%
           CIGNA Corp..............................  21,000   3,520,230
           Prudential Financial, Inc.#.............  34,000   3,468,680
                                                            -----------
                                                              6,988,910
                                                            -----------
         Insurance - Multi-line -- 1.5%
           CNA Financial Corp.#....................  67,000   3,404,940
           Hartford Financial Services Group, Inc..  18,700   1,929,279
           XL Capital, Ltd., Class A...............  19,500   1,590,420
                                                            -----------
                                                              6,924,639
                                                            -----------
         Insurance - Property/Casualty -- 2.1%
           SAFECO Corp.#...........................  48,000   3,012,000
           The Travelers Cos., Inc................. 119,400   6,467,898
                                                            -----------
                                                              9,479,898
                                                            -----------
         Internet Security -- 0.8%
           McAfee, Inc.+........................... 101,000   3,712,760
                                                            -----------
         Machinery - Farming -- 0.4%
           Deere & Co..............................  15,400   1,855,238
                                                            -----------
         Medical Labs & Testing Services -- 0.7%
           Laboratory Corp. of America Holdings+...  41,000   3,228,340
                                                            -----------
         Medical Products -- 1.9%
           Baxter International, Inc...............  42,700   2,427,068
           Johnson & Johnson.......................  40,700   2,575,089
           Zimmer Holdings, Inc.+..................  40,000   3,522,400
                                                            -----------
                                                              8,524,557
                                                            -----------
         Medical - Drugs -- 4.3%
           Bristol-Myers Squibb Co.................  59,600   1,806,476
           Forest Laboratories, Inc.+#.............  64,000   3,245,440
           GlaxoSmithKline PLC ADR.................  41,800   2,181,124
           Pfizer, Inc............................. 154,600   4,249,954
           Schering-Plough Corp.................... 208,000   6,809,920
           Wyeth...................................  18,700   1,081,608
                                                            -----------
                                                             19,374,522
                                                            -----------
         Medical - HMO -- 2.8%
           Aetna, Inc..............................  71,000   3,758,030
           UnitedHealth Group, Inc.................  87,000   4,764,990
           WellPoint, Inc.+........................  52,000   4,233,320
                                                            -----------
                                                             12,756,340
                                                            -----------
         Metal - Aluminum -- 0.5%
           Alcoa, Inc..............................  54,300   2,241,504
                                                            -----------
         Metal - Copper -- 0.7%
           Southern Copper Corp.#..................  35,000   3,103,800
                                                            -----------
         Multimedia -- 2.9%
           Meredith Corp...........................  52,000   3,234,920
           The Walt Disney Co.#.................... 188,000   6,662,720
           Time Warner, Inc........................ 147,900   3,160,623
                                                            -----------
                                                             13,058,263
                                                            -----------

                                                                 Value
                    Security Description               Shares   (Note 3)

      --------------------------------------------------------------------
      Networking Products -- 1.5%
        Cisco Systems, Inc.+.......................... 244,000 $ 6,568,480
                                                               -----------
      Office Automation & Equipment -- 1.3%
        Xerox Corp.+.................................. 308,400   5,819,508
                                                               -----------
      Office Furnishings - Original -- 0.7%
        Steelcase, Inc. Class A....................... 157,000   3,048,940
                                                               -----------
      Oil & Gas Drilling -- 0.6%
        GlobalSantaFe Corp............................  42,900   2,930,070
                                                               -----------
      Oil Companies - Exploration & Production -- 0.3%
        Anadarko Petroleum Corp.......................  24,700   1,226,355
                                                               -----------
      Oil Companies - Integrated -- 5.8%
        Chevron Corp.................................. 100,700   8,206,043
        Exxon Mobil Corp.............................. 168,100  13,980,877
        Marathon Oil Corp.............................  33,000   4,085,730
                                                               -----------
                                                                26,272,650
                                                               -----------
      Oil Refining & Marketing -- 2.4%
        Holly Corp....................................  50,000   3,504,500
        Tesoro Petroleum Corp.........................  56,000   3,465,280
        Valero Energy Corp............................  55,000   4,104,100
                                                               -----------
                                                                11,073,880
                                                               -----------
      Oil - Field Services -- 0.6%
        BJ Services Co................................  43,700   1,281,721
        Halliburton Co................................  37,500   1,348,125
                                                               -----------
                                                                 2,629,846
                                                               -----------
      Paper & Related Products -- 0.8%
        International Paper Co.#......................  93,000   3,642,810
                                                               -----------
      Pharmacy Services -- 1.6%
        Express Scripts, Inc.+........................  36,000   3,675,600
        Medco Health Solutions, Inc.+#................  46,000   3,576,960
                                                               -----------
                                                                 7,252,560
                                                               -----------
      Printing - Commercial -- 0.7%
        R.R. Donnelley & Sons Co.#....................  78,000   3,339,960
                                                               -----------
      Real Estate Management/Services -- 0.7%
        CB Richard Ellis Group, Inc., Class A+#.......  88,000   3,275,360
                                                               -----------
      Retail - Apparel/Shoe -- 2.0%
        American Eagle Outfitters, Inc................ 102,000   2,754,000
        Nordstrom, Inc.#..............................  63,000   3,271,590
        Ross Stores, Inc..............................  95,000   3,119,800
                                                               -----------
                                                                 9,145,390
                                                               -----------
      Retail - Auto Parts -- 0.7%
        AutoZone, Inc.+...............................  25,000   3,215,750
                                                               -----------
      Retail - Discount -- 1.5%
        Dollar Tree Stores, Inc.+.....................  84,000   3,554,040
        Family Dollar Stores, Inc.....................  97,000   3,264,050
                                                               -----------
                                                                 6,818,090
                                                               -----------
      Retail - Major Department Stores -- 0.8%
        J.C. Penney Co., Inc..........................  43,000   3,460,640
                                                               -----------
      Retail - Regional Department Stores -- 0.8%
        Kohl's Corp.+.................................  47,000   3,540,040
                                                               -----------
      Retail - Restaurants -- 0.3%
        McDonald's Corp...............................  27,300   1,380,015
                                                               -----------
      Semiconductor Equipment -- 2.4%
        Applied Materials, Inc.#...................... 229,300   4,379,630
        KLA-Tencor Corp...............................  60,000   3,298,800
        Novellus Systems, Inc.+.......................  97,000   2,976,930
                                                               -----------
                                                                10,655,360
                                                               -----------

VALIC Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                   Security Description                   Shares    (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Semiconductors Components - Intergrated Circuits -- 0.9%
   Integrated Device Technology, Inc.+................... 189,000 $  2,836,890
   Taiwan Semiconductor Manufacturing Co., Ltd. ADR+..... 112,400    1,226,284
                                                                  ------------
                                                                     4,063,174
                                                                  ------------
 Steel - Producer -- 0.1%
   United States Steel Corp..............................   5,000      565,800
                                                                  ------------
 Telecommunication Equipment -- 0.2%
   Alcatel-Lucent ADR....................................  71,400      979,608
                                                                  ------------
 Telephone - Integrated -- 2.3%
   AT&T, Inc............................................. 121,600    5,026,944
   Qwest Communications International, Inc.+#............ 116,700    1,200,843
   Sprint Nextel Corp....................................  64,800    1,480,680
   Verizon Communications, Inc...........................  63,000    2,742,390
                                                                  ------------
                                                                    10,450,857
                                                                  ------------
 Toys -- 1.5%
   Hasbro, Inc.#......................................... 108,000    3,472,200
   Mattel, Inc.#......................................... 123,000    3,445,230
                                                                  ------------
                                                                     6,917,430
                                                                  ------------
 Wireless Equipment -- 0.2%
   Motorola, Inc.........................................  49,400      898,586
                                                                  ------------
 Total Long-Term Investment Securities
    (cost $392,859,090)..................................          449,944,385
                                                                  ------------

                                                           Shares/
                                                          Principal      Value
                 Security Description                      Amount       (Note 3)

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 6.6%
Collective Investment Pool(1) -- 6.6%
  Securities Lending Quality Trust(1)
   (cost $30,086,153)...................................  30,086,153  $ 30,086,153
                                                                      ------------
REPURCHASE AGREEMENT -- 0.7%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $3,055,405 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 5.38% due 05/04/22 and having
   approximate value of $3,147,650
   (cost $3,055,000).................................... $ 3,055,000     3,055,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $426,000,243)(2)...............................       106.6%  483,085,538
Liabilities in excess of other assets...................        (6.6)  (29,938,190)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $453,147,348
                                                         ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt.

Open call option contracts written at
May 31, 2007 for the Core Equity Fund
were as follows:
-----------------------------------------------------------------------------------------------------------
                                                                                               Unrealized
                                    Contract              Number of Premiums Market Value at  Appreciation
Issue                                Month   Strike Price Contracts Received  May 31, 2007   (Depreciation)
-----------------------------------------------------------------------------------------------------------
Internal Business Machine Corp.....  Jul-07    $100.00       65     $13,963      $52,000        $(38,037)
                                                                                                ========

See Notes to Financial Statements

VALIC Company I Core Value Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Oil Companies -- Integrated............................ 12.6%
         Finance -- Investment Banker/Broker.................... 11.3
         Banks -- Super Regional................................  6.3
         Medical -- Drugs.......................................  5.8
         Telephone -- Integrated................................  4.5
         Computers..............................................  4.1
         Diversified Manufactured Operations....................  3.6
         Insurance -- Multi-line................................  3.3
         Electric -- Integrated.................................  2.5
         Chemicals -- Diversified...............................  2.1
         Finance -- Mortgage Loan/Banker........................  1.8
         Medical Products.......................................  1.8
         Aerospace/Defense......................................  1.6
         Applications Software..................................  1.6
         Savings & Loans/Thrifts................................  1.6
         Multimedia.............................................  1.5
         Medical -- HMO.........................................  1.4
         Consumer Products -- Misc..............................  1.3
         Food -- Misc...........................................  1.2
         Insurance -- Reinsurance...............................  1.2
         Beverages -- Non-alcoholic.............................  1.1
         Retail -- Restaurants..................................  1.0
         Auto/Truck Parts & Equipment -- Original...............  0.9
         Medical -- Biomedical/Gene.............................  0.9
         Time Deposits..........................................  0.9
         Building -- Residential/Commercial.....................  0.8
         Health Care Cost Containment...........................  0.8
         Oil Refining & Marketing...............................  0.8
         Retail -- Consumer Electronics.........................  0.8
         Computer Services......................................  0.7
         Electronic Parts Distribution..........................  0.7
         Semiconductor Equipment................................  0.7
         Steel -- Producers.....................................  0.7
         Toys...................................................  0.7
         Consulting Services....................................  0.6
         Electronic Components -- Semiconductors................  0.6
         Forestry...............................................  0.6
         Oil Companies -- Exploration & Production..............  0.6
         Retail -- Discount.....................................  0.6
         Tobacco................................................  0.6
         Banks -- Fiduciary.....................................  0.5
         Home Decoration Products...............................  0.5
         Office Automation & Equipment..........................  0.5
         Publishing -- Newspapers...............................  0.5
         Transport -- Rail......................................  0.5
         Transport -- Services..................................  0.5
         Data Processing/Management.............................  0.4

         Electronic Components -- Misc..........................  0.4
         Enterprise Software/Service............................  0.4
         Food -- Retail.........................................  0.4
         Gas -- Distribution....................................  0.4
         Instruments -- Scientific..............................  0.4
         Insurance -- Life/Health...............................  0.4
         Machinery -- Farming...................................  0.4
         Printing -- Commercial.................................  0.4
         Real Estate Investment Trusts..........................  0.4
         Retail -- Apparel/Shoe.................................  0.4
         Retail -- Building Products............................  0.4
         Apparel Manufacturers..................................  0.3
         Commercial Services -- Finance.........................  0.3
         Engines -- Internal Combustion.........................  0.3
         Finance -- Auto Loans..................................  0.3
         Financial Guarantee Insurance..........................  0.3
         Insurance Brokers......................................  0.3
         Insurance -- Property/Casualty.........................  0.3
         Machinery -- Construction & Mining.....................  0.3
         Non-Hazardous Waste Disposal...........................  0.3
         Television.............................................  0.3
         Web Portals/ISP........................................  0.3
         Brewery................................................  0.2
         E-Commerce/Services....................................  0.2
         Metal -- Diversified...................................  0.2
         Oil Field Machinery & Equipment........................  0.2
         Airlines...............................................  0.1
         Auction Houses/Art Dealers.............................  0.1
         Banks -- Commercial....................................  0.1
         Computers -- Periphery Equipment.......................  0.1
         Containers -- Paper/Plastic............................  0.1
         Cosmetics & Toiletries.................................  0.1
         Distribution/Wholesale.................................  0.1
         Food -- Wholesale/Distribution.........................  0.1
         Medical Labs & Testing Services........................  0.1
         Medical -- Outpatient/Home Medical.....................  0.1
         Medical -- Wholesale Drug Distribution.................  0.1
         Networking Products....................................  0.1
         Oil & Gas Drilling.....................................  0.1
         Photo Equipment & Supplies.............................  0.1
         Retail -- Automobile...................................  0.1
         Wireless Equipment.....................................  0.1
                                                                 ----
                                                                 99.7%
                                                                 ====

*  Calculated as a percentage of net assets.

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 98.8%
       Aerospace/Defense -- 1.6%
         Lockheed Martin Corp.......................   2,888 $   283,313
         Northrop Grumman Corp......................  45,465   3,437,609
         Raytheon Co................................   2,496     138,777
                                                             -----------
                                                               3,859,699
                                                             -----------
       Airlines -- 0.1%
         Southwest Airlines Co......................  10,266     146,906
                                                             -----------
       Apparel Manufacturer -- 0.3%
         VF Corp....................................   9,200     862,776
                                                             -----------
       Applications Software -- 1.6%
         Microsoft Corp............................. 131,094   4,020,653
                                                             -----------
       Auction House/Art Dealer -- 0.1%
         Sotheby's Holdings, Inc., Class A..........   3,483     165,338
                                                             -----------
       Auto/Truck Parts & Equipment-Original -- 0.9%
         ArvinMeritor, Inc..........................  34,341     717,040
         Magna International, Inc., Class A.........  16,562   1,476,502
                                                             -----------
                                                               2,193,542
                                                             -----------
       Banks - Commercial -- 0.1%
         Corus Bankshares, Inc......................   9,971     181,373
                                                             -----------
       Banks - Fiduciary -- 0.5%
         The Bank of New York Co., Inc..............  27,800   1,127,568
                                                             -----------
       Banks - Super Regional -- 6.3%
         Bank of America Corp....................... 154,590   7,839,259
         Comerica, Inc..............................   3,773     237,058
         National City Corp.........................  21,270     735,729
         PNC Financial Services Group, Inc..........  10,900     804,420
         US Bancorp.................................  47,200   1,632,176
         Wachovia Corp..............................  33,889   1,836,445
         Wells Fargo & Co...........................  71,912   2,595,304
                                                             -----------
                                                              15,680,391
                                                             -----------
       Beverages - Non-alcoholic -- 1.1%
         Coca-Cola Co...............................  28,000   1,483,720
         Coca-Cola Enterprises, Inc.................   6,040     141,034
         Pepsi Bottling Group, Inc..................  31,575   1,104,809
                                                             -----------
                                                               2,729,563
                                                             -----------
       Brewery -- 0.2%
         Molson Coors Brewing Co., Class B..........   6,355     581,927
                                                             -----------
       Building - Residential/Commerical -- 0.8%
         KB Home Corp...............................  11,890     545,632
         NVR, Inc.+.................................   1,873   1,492,781
                                                             -----------
                                                               2,038,413
                                                             -----------
       Chemicals - Diversified -- 2.1%
         Celanese Corp., Class A....................  23,033     838,171
         du Pont (E.I.) de Nemours & Co.............  22,300   1,166,736
         Lyondell Chemical Co.......................  43,886   1,631,243
         PPG Industries, Inc........................  19,700   1,500,943
                                                             -----------
                                                               5,137,093
                                                             -----------
       Commercial Services - Finance -- 0.3%
         H&R Block, Inc.............................  28,603     677,605
                                                             -----------
       Computer Services -- 0.7%
         Computer Sciences Corp.+...................  20,432   1,131,933
         Electronic Data Systems Corp...............  17,207     495,734
                                                             -----------
                                                               1,627,667
                                                             -----------
       Computers -- 4.1%
         Hewlett-Packard Co......................... 107,923   4,933,161
         International Business Machines Corp.......  47,972   5,113,815
                                                             -----------
                                                              10,046,976
                                                             -----------

                                                                Value
                     Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Computers - Memory Devices -- 0.0%
          Western Digital Corp.+......................  3,552 $   66,813
                                                              ----------
        Computers - Periphery Equipment -- 0.1%
          Lexmark International, Inc., Class A+.......  2,993    155,427
                                                              ----------
        Consulting Services -- 0.6%
          Accenture Ltd., Class A..................... 33,617  1,376,280
          Watson Wyatt Worldwide, Inc., Class A.......  2,363    121,860
                                                              ----------
                                                               1,498,140
                                                              ----------
        Consumer Products - Misc. -- 1.3%
          Blyth, Inc..................................  3,965    108,800
          Kimberly-Clark Corp......................... 31,326  2,222,893
          Tupperware Brands Corp...................... 29,828    862,327
                                                              ----------
                                                               3,194,020
                                                              ----------
        Containers - Paper/Plastic -- 0.1%
          Sonoco Products Co..........................  3,706    160,470
                                                              ----------
        Cosmetics & Toiletries -- 0.1%
          Procter & Gamble Co.........................  4,419    280,827
                                                              ----------
        Data Processing/Management -- 0.4%
          Acxiom Corp................................. 12,016    334,045
          Fiserv, Inc.+...............................  9,400    556,950
                                                              ----------
                                                                 890,995
                                                              ----------
        Distribution/Wholesale -- 0.1%
          Building Materials Holding Corp............. 16,439    251,846
                                                              ----------
        Diversified Manufactured Operations -- 3.6%
          Dover Corp.................................. 16,800    840,840
          General Electric Co......................... 97,466  3,662,772
          Ingersoll-Rand Co., Ltd., Class A........... 25,000  1,283,250
          Parker Hannifin Corp........................  9,400    952,784
          Tyco International, Ltd..................... 66,753  2,226,880
                                                              ----------
                                                               8,966,526
                                                              ----------
        E-Commerce/Services -- 0.2%
          Expedia, Inc.+.............................. 19,035    457,411
                                                              ----------
        Electric - Integrated -- 2.5%
          Edison International........................  1,459     85,016
          Exelon Corp................................. 24,300  1,895,400
          NiSource, Inc............................... 30,100    668,521
          PPL Corp.................................... 34,000  1,562,640
          Progress Energy, Inc........................  2,600    130,234
          TXU Corp.................................... 26,212  1,767,999
                                                              ----------
                                                               6,109,810
                                                              ----------
        Electronic Components - Misc. -- 0.4%
          NAM TAI Electronics, Inc.................... 12,233    149,732
          Vishay Intertechnology, Inc.+............... 48,959    872,449
                                                              ----------
                                                               1,022,181
                                                              ----------
        Electronic Components - Semiconductors -- 0.6%
          Amkor Technology, Inc.+..................... 60,772    864,178
          Intel Corp.................................. 26,025    576,974
                                                              ----------
                                                               1,441,152
                                                              ----------
        Electronic Parts Distribution -- 0.7%
          Arrow Electronics, Inc.+....................  9,963    408,981
          Avnet, Inc.+................................ 30,047  1,287,214
                                                              ----------
                                                               1,696,195
                                                              ----------
        Engineering/R&D Services -- 0.0%
          KBR, Inc....................................  1,302     35,844
                                                              ----------
        Engines - Internal Combustion -- 0.3%
          Cummins, Inc................................  8,613    811,603
                                                              ----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Enterprise Software/Service -- 0.4%
          Oracle Corp.+............................  40,400 $   782,952
          Sybase, Inc.+............................   5,025     120,902
                                                            -----------
                                                                903,854
                                                            -----------
        Finance - Auto Loans -- 0.3%
          AmeriCredit Corp.+.......................  29,929     794,615
                                                            -----------
        Finance - Investment Banker/Broker -- 11.3%
          Citigroup, Inc........................... 190,460  10,378,166
          Goldman Sachs Group, Inc.................  12,344   2,849,242
          J.P. Morgan Chase & Co................... 104,043   5,392,549
          Lehman Brothers Holdings, Inc............  11,879     871,681
          Merrill Lynch & Co., Inc.................  39,243   3,639,003
          Morgan Stanley...........................  57,982   4,930,789
                                                            -----------
                                                             28,061,430
                                                            -----------
        Finance - Mortgage Loan/Banker -- 1.8%
          Countrywide Financial Corp...............  25,784   1,004,029
          Freddie Mac..............................  46,500   3,105,735
          IndyMac Bancorp, Inc.....................  14,386     483,082
                                                            -----------
                                                              4,592,846
                                                            -----------
        Financial Guarantee Insurance -- 0.3%
          MGIC Investment Corp.....................  11,400     741,000
                                                            -----------
        Food - Misc. -- 1.2%
          ConAgra Foods, Inc.......................   1,813      46,232
          General Mills, Inc.......................  16,067     983,943
          Kraft Foods, Inc., Class A...............   1,443      48,831
          Seaboard Corp............................     173     383,714
          Unilever NV..............................  49,500   1,475,100
                                                            -----------
                                                              2,937,820
                                                            -----------
        Food - Retail -- 0.4%
          The Kroger Co............................  32,380     981,762
                                                            -----------
        Food - Wholesale/Distribution -- 0.1%
          SUPERVALU, Inc...........................   3,449     164,310
                                                            -----------
        Forestry -- 0.6%
          Weyerhaeuser Co..........................  17,515   1,435,529
                                                            -----------
        Gas - Distribution -- 0.4%
          Nicor, Inc...............................  12,387     581,570
          UGI Corp.................................  15,297     440,553
                                                            -----------
                                                              1,022,123
                                                            -----------
        Health Care Cost Containment -- 0.8%
          Healthspring, Inc.+......................  16,819     410,720
          McKesson Corp............................  26,756   1,689,106
                                                            -----------
                                                              2,099,826
                                                            -----------
        Home Decoration Products -- 0.5%
          Newell Rubbermaid, Inc...................  43,028   1,366,569
                                                            -----------
        Hotel/Motel -- 0.0%
          Wyndham Worldwide Corp.+.................   1,605      59,706
                                                            -----------
        Human Resources -- 0.0%
          Labor Ready, Inc.+.......................   4,750     114,000
                                                            -----------
        Instruments - Scientific -- 0.4%
          Applera Corp.............................  31,071     882,106
                                                            -----------
        Insurance Broker -- 0.3%
          Marsh & McLennan Cos., Inc...............  23,200     761,656
                                                            -----------
        Insurance - Life/Health -- 0.4%
          Torchmark Corp...........................  14,100     988,551
                                                            -----------

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ----------------------------------------------------------------------
     Insurance - Multi-line -- 3.3%
       ACE, Ltd........................................  33,778 $ 2,079,711
       Allstate Corp...................................  38,600   2,373,900
       American Financial Group, Inc...................   6,427     229,123
       Hartford Financial Services Group, Inc..........  23,600   2,434,812
       Loews Corp......................................  20,200   1,030,806
                                                                -----------
                                                                  8,148,352
                                                                -----------
     Insurance - Property/Casualty -- 0.3%
       Arch Capital Group, Ltd.+.......................   9,823     706,175
                                                                -----------
     Insurance - Reinsurance -- 1.2%
       Aspen Insurance Holdings, Ltd...................  22,727     616,356
       Axis Capital Holdings, Ltd......................  11,925     471,873
       Endurance Specialty Holdings, Ltd...............  26,940   1,073,020
       Odyssey Re Holdings Corp........................   3,774     161,829
       PartnerRe, Ltd..................................   7,400     568,320
                                                                -----------
                                                                  2,891,398
                                                                -----------
     Machinery - Construction & Mining -- 0.3%
       Caterpillar, Inc................................   8,200     644,356
                                                                -----------
     Machinery - Farming -- 0.4%
       Deere & Co......................................   7,600     915,572
                                                                -----------
     Medical Labs & Testing Services -- 0.1%
       Quest Diagnostics, Inc..........................   6,600     323,532
                                                                -----------
     Medical Products -- 1.8%
       Becton, Dickinson & Co..........................  14,553   1,109,666
       Johnson & Johnson...............................  54,889   3,472,827
                                                                -----------
                                                                  4,582,493
                                                                -----------
     Medical - Biomedical/Gene -- 0.9%
       Amgen, Inc.+....................................  39,353   2,216,755
                                                                -----------
     Medical - Drugs -- 5.8%
       Abbott Laboratories.............................  31,300   1,763,755
       Biovail Corp....................................  48,286   1,171,418
       Eli Lilly & Co..................................  12,100     709,302
       King Pharmaceuticals, Inc.+.....................  29,524     627,090
       Merck & Co., Inc................................  46,605   2,444,432
       Pfizer, Inc..................................... 205,559   5,650,817
       ViroPharma, Inc.+...............................   6,352      92,041
       Wyeth...........................................  32,800   1,897,152
                                                                -----------
                                                                 14,356,007
                                                                -----------
     Medical - HMO -- 1.4%
       Aetna, Inc......................................  16,490     872,816
       AMERIGROUP Corp.+...............................  13,201     336,625
       Coventry Health Care, Inc.+.....................     480      28,642
       Humana, Inc.+...................................  22,824   1,416,229
       WellCare Health Plans, Inc.+....................   7,899     727,024
       WellPoint, Inc.+................................     201      16,363
                                                                -----------
                                                                  3,397,699
                                                                -----------
     Medical - Outpatient/Home Medical -- 0.1%
       Apria Healthcare Group, Inc.+...................   9,922     287,341
                                                                -----------
     Medical - Wholesale Drug Distribution -- 0.1%
       AmerisourceBergen Corp..........................   2,480     127,026
                                                                -----------
     Metal - Diversified -- 0.2%
       Freeport - McMoRan Copper & Gold, Inc., Class B.   4,860     382,482
                                                                -----------
     Multimedia -- 1.5%
       The Walt Disney Co..............................  12,093     428,576
       Time Warner, Inc................................ 103,792   2,218,035
       Viacom, Inc., Class B+..........................  23,839   1,070,848
                                                                -----------
                                                                  3,717,459
                                                                -----------

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Networking Products -- 0.1%
        Cisco Systems, Inc.+..........................   6,853 $   184,483
                                                               -----------
      Non-Hazardous Waste Disposal -- 0.3%
        Waste Management, Inc.........................  19,000     734,730
                                                               -----------
      Office Automation & Equipment -- 0.5%
        Xerox Corp.+..................................  63,273   1,193,962
                                                               -----------
      Oil & Gas Drilling -- 0.1%
        Grey Wolf, Inc.+..............................  40,421     320,134
                                                               -----------
      Oil Companies - Exploration & Production -- 0.6%
        Anadarko Petroleum Corp.......................   5,500     273,075
        Devon Energy Corp.............................   8,200     629,596
        EnCana Corp...................................  10,761     660,725
                                                               -----------
                                                                 1,563,396
                                                               -----------
      Oil Companies - Integrated -- 12.6%
        Chevron Corp..................................  91,595   7,464,076
        ConocoPhillips................................  67,738   5,244,953
        Exxon Mobil Corp.............................. 152,916  12,718,024
        Marathon Oil Corp.............................  10,631   1,316,224
        Occidental Petroleum Corp.....................  15,976     878,201
        Royal Dutch Shell PLC ADR.....................  46,800   3,477,240
                                                               -----------
                                                                31,098,718
                                                               -----------
      Oil Field Machinery & Equipment -- 0.2%
        National-Oilwell Varco, Inc.+.................   4,200     396,690
                                                               -----------
      Oil Refining & Marketing -- 0.8%
        Tesoro Petroleum Corp.........................   9,171     567,502
        Valero Energy Corp............................  19,294   1,439,718
                                                               -----------
                                                                 2,007,220
                                                               -----------
      Photo Equipment & Supplies -- 0.1%
        Eastman Kodak Co..............................  10,421     264,277
                                                               -----------
      Printing - Commercial -- 0.4%
        R.R. Donnelley & Sons Co......................  22,420     960,024
                                                               -----------
      Publishing - Newspapers -- 0.5%
        Gannett Co., Inc..............................  22,700   1,335,214
                                                               -----------
      Publishing - Periodicals -- 0.0%
        Idearc, Inc...................................   3,513     123,833
                                                               -----------
      Real Estate Investment Trusts -- 0.4%
        iStar Financial, Inc..........................  23,381   1,122,989
                                                               -----------
      Retail - Apparel/Shoe -- 0.4%
        Brown Shoe Co., Inc...........................  11,037     327,137
        Gap, Inc......................................  36,100     668,572
                                                               -----------
                                                                   995,709
                                                               -----------
      Retail - Automobile -- 0.1%
        AutoNation, Inc.+.............................  10,619     234,892
                                                               -----------
      Retail - Building Products -- 0.4%
        Home Depot, Inc...............................  28,300   1,100,021
                                                               -----------
      Retail - Consumer Electronics -- 0.8%
        Best Buy Co., Inc.............................  13,000     627,770
        RadioShack Corp...............................  39,173   1,337,366
                                                               -----------
                                                                 1,965,136
                                                               -----------
      Retail - Discount -- 0.6%
        Big Lots, Inc.+...............................  10,794     340,011
        Wal - Mart Stores, Inc........................  23,100   1,099,560
                                                               -----------
                                                                 1,439,571
                                                               -----------
      Retail - Office Supplies -- 0.0%
        Staples, Inc..................................   4,900     122,794
                                                               -----------

                                                          Shares/
                                                         Principal     Value
                 Security Description                     Amount      (Note 3)

--------------------------------------------------------------------------------
Retail - Restaurants -- 1.0%
  Darden Restaurants, Inc..............................     10,665  $    486,004
  McDonald's Corp......................................     40,251     2,034,688
                                                                    ------------
                                                                       2,520,692
                                                                    ------------
Savings & Loans/Thrifts -- 1.6%
  Washington Mutual, Inc...............................     89,652     3,919,585
                                                                    ------------
Semiconductor Equipment -- 0.7%
  Applied Materials, Inc...............................     48,799       932,061
  Lam Research Corp.+..................................     13,289       713,088
  Novellus Systems, Inc.+..............................        753        23,109
                                                                    ------------
                                                                       1,668,258
                                                                    ------------
Steel - Producers -- 0.7%
  Nucor Corp...........................................      9,224       622,989
  United States Steel Corp.............................     10,944     1,238,423
                                                                    ------------
                                                                       1,861,412
                                                                    ------------
Telecom Services -- 0.0%
  Embarq Corp..........................................      1,204        77,369
                                                                    ------------
Telephone - Integrated -- 4.5%
  AT&T, Inc.(2)........................................    131,964     5,455,392
  Sprint Nextel Corp...................................     53,950     1,232,757
  Verizon Communications, Inc..........................    100,967     4,395,093
  Windstream Corp......................................        827        12,422
                                                                    ------------
                                                                      11,095,664
                                                                    ------------
Television -- 0.3%
  CBS Corp., Class B...................................     23,859       793,550
  Sinclair Broadcast Group, Inc., Class A..............      3,130        47,952
                                                                    ------------
                                                                         841,502
                                                                    ------------
Tobacco -- 0.6%
  Altria Group, Inc....................................     21,986     1,563,205
                                                                    ------------
Toys -- 0.7%
  Hasbro, Inc..........................................     36,049     1,158,975
  Mattel, Inc..........................................     21,344       597,846
                                                                    ------------
                                                                       1,756,821
                                                                    ------------
Transport - Rail -- 0.5%
  Burlington Northern Santa Fe Corp....................      4,452       414,615
  CSX Corp.............................................      4,882       221,838
  Norfolk Southern Corp................................      4,661       269,779
  Union Pacific Corp...................................      3,003       362,402
                                                                    ------------
                                                                       1,268,634
                                                                    ------------
Transport - Services -- 0.5%
  FedEx Corp...........................................      3,147       351,268
  United Parcel Service, Inc., Class B.................     12,990       934,890
                                                                    ------------
                                                                       1,286,158
                                                                    ------------
Web Portals/ISP -- 0.3%
  United Online, Inc...................................     40,110       684,277
                                                                    ------------
Wireless Equipment -- 0.1%
  Motorola, Inc........................................     15,700       285,583
                                                                    ------------
Total Long-Term Investment Securities
   (cost $198,744,971).................................              244,714,053
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.9%
Time Deposit -- 0.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07
   (cost $2,348,000)................................... $2,348,000     2,348,000
                                                                    ------------
TOTAL INVESTMENTS
   (cost $201,092,971)(1)..............................       99.7%  247,062,053
Other assets less liabilities..........................        0.3       648,708
                                                        ----------  ------------
NET ASSETS --                                                100.0% $247,710,761
                                                        ==========  ============

VALIC Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR--American Depository Receipt

Open Futures Contracts
----------------------------------------------------------------------------------------------------------------
 Number                                                                       Value   Value as of   Unrealized
   of                                                             Expiration at Trade   May 31,    Appreciation
Contracts                      Description                           Date      Date      2007     (Depreciation)
----------------------------------------------------------------------------------------------------------------
 7 Long   S&P 500 Index..........................................   Jun-07   $526,149  $536,515      $10,366
                                                                                                     =======

See Notes to Financial Statements

VALIC Company I Foreign Value Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool.............................  15.4%
         Banks -- Commercial....................................  11.8
         U.S. Government Agencies...............................   8.9
         Medical -- Drugs.......................................   6.2
         Oil Companies -- Integrated............................   5.3
         Insurance -- Multi-line................................   5.2
         Telephone -- Integrated................................   5.0
         Cellular Telecom.......................................   4.2
         Telecom Services.......................................   3.8
         Real Estate Operations & Development...................   3.0
         Electronic Components -- Semiconductors................   2.9
         Television.............................................   2.7
         Electric -- Generation.................................   1.9
         Diversified Financial Services.........................   1.8
         Insurance -- Life/Health...............................   1.6
         Diversified Manufactured Operations....................   1.5
         Multimedia.............................................   1.4
         Transport -- Services..................................   1.3
         Electronic Components -- Misc..........................   1.2
         Food -- Catering.......................................   1.1
         Paper & Related Products...............................   1.1
         Semiconductors Components -- Intergrated Circuits......   1.1
         Travel Services........................................   1.1
         Aerospace/Defense......................................   1.0
         Coal...................................................   1.0
         Diversified Operations.................................   1.0
         Medical -- Wholesale Drug Distribution.................   1.0
         Power Converter/Supply Equipment.......................   1.0
         Publishing -- Books....................................   1.0
         Satellite Telecom......................................   1.0
         Apparel Manufacturers..................................   0.9
         Athletic Footwear......................................   0.9
         Diversified Minerals...................................   0.9
         Retail -- Building Products............................   0.9
         Retail -- Misc./Diversified............................   0.9
         Auto -- Cars/Light Trucks..............................   0.8
         Chemicals -- Specialty.................................   0.8
         Finance -- Investment Banker/Broker....................   0.8
         Internet Security......................................   0.8
         Investment Management/Advisor Services.................   0.8
         Gas -- Distribution....................................   0.7
         Oil Refining & Marketing...............................   0.7
         Computers -- Periphery Equipment.......................   0.6
         Photo Equipment & Supplies.............................   0.6
         Tools -- Hand Held.....................................   0.6
         Electric -- Integrated.................................   0.5
         Oil Companies -- Exploration & Production..............   0.5
         Retail -- Major Department Stores......................   0.5
         Building -- Heavy Construction.........................   0.4
         Consumer Products -- Misc..............................   0.4
         Electronic Parts Distribution..........................   0.4
         Insurance -- Property/Casualty.........................   0.4
         Machinery -- Pumps.....................................   0.4
         Metal -- Aluminum......................................   0.4
         Retail -- Home Furnishings.............................   0.4
         Security Services......................................   0.4
         Sovereign..............................................   0.4
         Auto/Truck Parts & Equipment -- Original...............   0.3
         Electric Products -- Misc..............................   0.3
         Medical -- Hospitals...................................   0.3
         Transport -- Rail......................................   0.3
         Engineering/R&D Services...............................   0.2
         Office Supplies & Forms................................   0.2
         Rubber -- Tires........................................   0.1
                                                                 -----
                                                                 115.0%
                                                                 =====

Country Allocation*

         United States..........................................  24.3%
         United Kingdom.........................................  22.6
         Japan..................................................   8.7
         Germany................................................   8.3
         France.................................................   5.8
         Hong Kong..............................................   4.8
         Italy..................................................   4.3
         Taiwan.................................................   4.3
         Singapore..............................................   3.7
         South Korea............................................   3.3
         Netherlands............................................   2.8
         Brazil.................................................   1.9
         Switzerland............................................   1.9
         Bermuda................................................   1.7
         Spain..................................................   1.6
         China..................................................   1.5
         South Africa...........................................   1.3
         India..................................................   1.2
         Finland................................................   1.1
         Mexico.................................................   1.0
         Turkey.................................................   1.0
         Cayman Islands.........................................   0.9
         Russia.................................................   0.9
         Thailand...............................................   0.9
         Israel.................................................   0.8
         Austria................................................   0.7
         Denmark................................................   0.7
         Sweden.................................................   0.7
         Australia..............................................   0.5
         Indonesia..............................................   0.5
         Philippines............................................   0.5
         Luxembourg.............................................   0.4
         Norway.................................................   0.4
                                                                 -----
                                                                 115.0%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                   Value
                 Security Description                   Shares    (Note 3)
   -------------------------------------------------------------------------
   COMMON STOCK -- 89.4%
   Australia -- 0.5%
    Alumina, Ltd.#...................................    722,153 $ 4,634,334
    Amcor, Ltd.......................................     30,358     187,026
                                                                 -----------
                                                                   4,821,360
                                                                 -----------
   Austria -- 0.7%
    Telekom Austria AG#..............................    285,750   7,820,540
                                                                 -----------
   Bermuda -- 1.7%
    Accenture Ltd., Class A#.........................        450      18,423
    XL Capital, Ltd., Class A#.......................    102,149   8,331,273
    Yue Yuen Industrial Holdings, Ltd................  2,944,172   9,784,434
                                                                 -----------
                                                                  18,134,130
                                                                 -----------
   Brazil -- 1.0%
    Contax Participacoes SA ADR......................    254,706     280,176
    Empressa Brasileira de Aeronautica SA ADR........    213,962  10,372,878
                                                                 -----------
                                                                  10,653,054
                                                                 -----------
   Cayman Islands -- 0.9%
    ACE, Ltd.........................................    152,863   9,411,775
                                                                 -----------
   China -- 1.5%
    BYD Co., Ltd.....................................      7,000      42,403
    China Shenhua Energy Co., Ltd....................  3,377,938   9,928,177
    China Telecom Corp, Ltd.......................... 11,481,823   6,175,830
                                                                 -----------
                                                                  16,146,410
                                                                 -----------
   Denmark -- 0.7%
    Vestas Wind Systems A/S+.........................    111,130   7,809,092
                                                                 -----------
   Finland -- 1.1%
    UPM-Kymmene Oyj#.................................    426,318  11,048,149
                                                                 -----------
   France -- 5.8%
    Eutelsat Communications..........................    436,610  10,868,384
    France Telecom SA#...............................    509,685  15,656,956
    Sanofi-Aventis#..................................    232,810  22,448,017
    Societe BIC SA#..................................     28,995   2,149,292
    Total SA#........................................     66,810   5,034,184
    Vinci SA#........................................     55,454   4,387,425
                                                                 -----------
                                                                  60,544,258
                                                                 -----------
   Germany -- 8.3%
    Bayerische Motoren Werke AG#.....................    120,480   8,068,302
    Celesio AG.......................................    160,070  10,766,949
    Commerzbank AG#..................................     50,450   2,481,801
    Deutsche Post AG.................................    439,850  13,991,092
    Infineon Technologies AG+........................  1,567,000  24,289,638
    Siemens AG.......................................    120,035  15,818,582
    TUI AG+#.........................................    411,661  11,188,984
                                                                 -----------
                                                                  86,605,348
                                                                 -----------
   Hong Kong -- 4.8%
    Cheung Kong Holdings, Ltd........................  1,986,488  25,745,517
    Hang Lung Group, Ltd.............................  1,393,573   5,603,954
    HongKong Electric Holdings, Ltd..................    980,169   5,065,002
    Hutchison Whampoa, Ltd...........................  1,123,341  10,854,405
    MTR Corp., Ltd...................................  1,395,780   3,403,448
                                                                 -----------
                                                                  50,672,326
                                                                 -----------
   India -- 1.2%
    Gail India, Ltd. GDR*............................    118,579   5,110,755
    Reliance Industries, Ltd. GDR*...................     89,790   7,677,045
                                                                 -----------
                                                                  12,787,800
                                                                 -----------
   Indonesia -- 0.5%
    PT Indosat Tbk...................................  6,282,000   4,803,841
                                                                 -----------

                                                                Value
                  Security Description               Shares    (Note 3)

      -------------------------------------------------------------------
      Israel -- 0.8%
        Check Point Software Technologies+.........   370,390 $ 8,652,310
                                                              -----------
      Italy -- 4.3%
        Eni SpA#...................................   490,431  17,342,146
        Mediaset SpA#..............................   854,344   9,162,007
        UniCredito Italiano SpA.................... 2,002,922  18,797,834
                                                              -----------
                                                               45,301,987
                                                              -----------
      Japan -- 8.7%
        Ebara Corp.#...............................   943,000   4,292,703
        Hitachi, Ltd.#.............................   379,898   2,790,705
        Konica Minolta Holdings, Inc...............   460,832   6,266,861
        Makita Corp................................   139,456   5,798,253
        Mitsubishi UFJ Financial Group, Inc........     1,500  17,255,546
        NOK Corp.#.................................   131,239   2,631,250
        Nomura Holdings, Inc.......................   382,168   7,819,214
        Shinsei Bank, Ltd.......................... 1,717,637   7,536,715
        Sompo Japan Insurance, Inc.................   327,603   4,113,208
        Sumitomo Mitsui Financial Group, Inc.#.....     1,814  17,588,496
        Sumitomo Rubber Industries, Ltd.#..........   118,500   1,255,107
        Takeda Pharmaceutical Co., Ltd.............   169,654  11,389,262
        Takuma Co., Ltd.#..........................   323,000   2,006,475
                                                              -----------
                                                               90,743,795
                                                              -----------
      Mexico -- 1.0%
        Telefonos de Mexico SA de CV ADR...........   250,978  10,149,550
                                                              -----------
      Netherlands -- 2.8%
        ING Groep NV...............................   545,390  24,297,741
        Koninklijke Philips Electronics NV.........   111,750   4,751,538
                                                              -----------
                                                               29,049,279
                                                              -----------
      Norway -- 0.4%
        Telenor ASA#...............................   239,298   4,652,130
                                                              -----------
      Philippines -- 0.5%
        Philippine Long Distance Telephone Co......    93,500   5,161,895
        Philippine Long Distance Telephone Co. ADR.       442      24,889
                                                              -----------
                                                                5,186,784
                                                              -----------
      Russia -- 0.9%
        Mobile Telesystems OJSC ADR................   171,992   9,318,527
                                                              -----------
      Singapore -- 3.7%
        Flextronics International, Ltd.+#..........   655,890   7,575,530
        Parkway Holdings, Ltd.#.................... 1,291,000   3,562,194
        Singapore Telecommunications, Ltd.#........ 6,314,999  14,616,906
        United Overseas Bank, Ltd..................   798,387  12,528,631
                                                              -----------
                                                               38,283,261
                                                              -----------
      South Africa -- 1.3%
        Ellerine Holdings, Ltd.....................   271,837   4,128,512
        Foschini, Ltd..............................   474,115   4,703,194
        Massmart Holdings, Ltd.....................   365,443   4,768,210
                                                              -----------
                                                               13,599,916
                                                              -----------
      South Korea -- 3.3%
        Hana Financial Group, Inc..................   152,060   7,702,975
        Kookmin Bank...............................   119,383  10,821,416
        KT Corp. ADR...............................   176,477   4,244,272
        Lotte Shopping Co., Ltd....................    12,315   5,123,507
        Samsung Electronics Co., Ltd...............    11,030   6,360,261
                                                              -----------
                                                               34,252,431
                                                              -----------
      Spain -- 1.6%
        Gamesa Corp. Tecnologica SA#...............    65,529   2,416,808
        Repsol YPF SA#.............................   121,611   4,459,015

VALIC Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                      Value
                  Security Description                     Shares    (Note 3)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Spain (continued)
  Telefonica SA.........................................    424,804 $ 9,654,233
  Telefonica SA ADR.....................................        279      19,095
                                                                    -----------
                                                                     16,549,151
                                                                    -----------
 Sweden -- 0.7%
  Husqvarna AB, Class B#................................    185,766   2,818,948
  Husqvarna AB Class A#.................................     55,729     873,862
  Securitas AB, Class B#................................    208,465   3,103,144
  Securitas Systems AB, Class B+#.......................    208,465     729,088
                                                                    -----------
                                                                      7,525,042
                                                                    -----------
 Switzerland -- 1.9%
  Ciba Specialty Chemicals AG#..........................    121,850   7,859,365
  Novartis AG...........................................    210,640  11,840,761
                                                                    -----------
                                                                     19,700,126
                                                                    -----------
 Taiwan -- 4.3%
  Chunghwa Telecom Co., Ltd. ADR........................    526,006   9,899,433
  Lite-On Technology Corp...............................  5,223,925   6,166,535
  Mega Financial Holding Co., Ltd....................... 18,343,000  11,104,015
  Taishin Financial Holding Co., Ltd.+.................. 11,897,000   5,851,544
  Taiwan Semiconductor Manufacturing Co., Ltd...........  5,806,302  11,985,708
                                                                    -----------
                                                                     45,007,235
                                                                    -----------
 Thailand -- 0.9%
  Advanced Info Service Public Co., Ltd.................  2,964,400   7,703,075
  Krung Thai Bank PCL...................................  5,300,500   1,668,123
                                                                    -----------
                                                                      9,371,198
                                                                    -----------
 Turkey -- 1.0%
  Turkcell Iletisim Hizmetleri AS ADR...................    612,800  10,203,120
                                                                    -----------
 United Kingdom -- 22.6%
  Amvescap PLC..........................................    659,489   7,815,537
  Aviva PLC.............................................    799,898  12,639,347
  BP PLC................................................  1,095,384  12,243,835
  BP PLC ADR............................................        180      12,062
  British Energy Group PLC+.............................  1,890,093  19,657,865
  British Sky Broadcasting Group PLC....................  1,437,470  18,785,807
  Burberry Group PLC....................................    657,675   8,900,963
  Centrica PLC..........................................    998,538   7,577,638
  Compass Group PLC.....................................  1,584,714  11,829,854
  Electrocomponents PLC.................................    696,642   4,265,859
  GlaxoSmithKline PLC...................................    725,147  18,809,813
  HSBC Holdings PLC.....................................    795,660  14,734,350
  Kingfisher PLC........................................  1,940,001   9,536,265
  Old Mutual PLC#.......................................  4,904,103  16,818,784
  Pearson PLC...........................................    830,789  14,772,507
  Royal Bank of Scotland Group PLC......................  1,163,702  14,459,146
  Royal Dutch Shell PLC, Class A........................    165,970   6,184,952
  Royal Dutch Shell PLC, Class B........................    252,971   9,557,322

                                                           Shares/
                                                          Principal       Value
                 Security Description                      Amount        (Note 3)

-------------------------------------------------------------------------------------
United Kingdom (continued)
 Vodafone Group PLC....................................    5,471,379  $   17,117,526
 Yell Group PLC........................................    1,025,690      10,266,547
                                                                      --------------
                                                                         235,985,979
                                                                      --------------
Total Common Stock
   (cost $816,500,714).................................                  934,789,904
                                                                      --------------
PREFERRED STOCK -- 0.9%
Brazil -- 0.9%
 Cia Vale do Rio Doce ADR
   (cost $4,928,177)...................................      240,032       9,212,428
                                                                      --------------
BONDS -- 0.4%
FOREIGN CORPORATE BONDS & NOTES -- 0.4%
Luxembourg -- 0.4%
 Repcon Luxembourg SA* 4.50% due 01/26/11
   (cost $3,102,248)...................................    2,426,000       3,882,084
                                                                      --------------
Total Long-Term Investment Securities
   (cost $824,531,139).................................                  947,884,416
                                                                      --------------
SHORT-TERM INVESTMENT SECURITIES -- 24.3%
United States -- 24.3%
 Euro Time Deposit with State Street Bank & Trust
   Co. 1.80% due 06/01/07.............................. $    119,000         119,000
 Federal Home Loan Bank Discount Notes 5.05% due
   06/01/07............................................   93,488,000      93,488,000
 Securities Lending Quality Trust(1)...................  160,398,082     160,398,082
                                                                      --------------
Total Short-Term Investment Securities
   (cost $254,005,082).................................                  254,005,082
                                                                      --------------
TOTAL INVESTMENTS
   (cost $1,078,536,221)(2)............................        115.0%  1,201,889,498
Liabilities in excess of other assets..................        (15.0)   (156,909,065)
                                                        ------------  --------------
NET ASSETS --                                                  100.0% $1,044,980,433
                                                        ============  ==============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $16,669,885 representing 1.60% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt
GDR--Global Depository Receipt

               Open Forward Foreign Currency Contracts
               --------------------------------------------------
                                                        Gross
               Contract to   In Exchange    Delivery  Unrealized
                 Deliver         For          Date   Depreciation
               --------------------------------------------------
               USD $92,331 IDR $812,978,338 06/05/07    $(272)
                                                        =====

USD--United States Dollar
IDR--Indonesia Rupiahs

See Notes to Financial Statements

VALIC Company I Global Equity Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

          Collective Investment Pool..........................  20.0%
          Banks -- Commercial.................................   8.6
          Finance -- Investment Banker/Broker.................   6.8
          Oil Companies -- Integrated.........................   6.4
          Telephone -- Integrated.............................   5.7
          Auto -- Cars/Light Trucks...........................   4.1
          Steel -- Producers..................................   4.1
          Insurance -- Multi-line.............................   4.0
          Medical -- HMO......................................   3.8
          Medical -- Drugs....................................   3.4
          Oil Refining & Marketing............................   3.4
          Medical Products....................................   3.3
          Multimedia..........................................   2.7
          Banks -- Super Regional.............................   2.6
          Transport --Marine..................................   2.5
          Diversified Minerals................................   2.0
          Food -- Retail......................................   2.0
          Import/Export.......................................   2.0
          Office Automation & Equipment.......................   1.9
          Soap & Cleaning Preparation.........................   1.9
          Enterprise Software/Service.........................   1.7
          Shipbuilding........................................   1.7
          Airlines............................................   1.6
          Repurchase Agreements...............................   1.6
          Chemicals -- Diversified............................   1.4
          Oil Field Machinery & Equipment.....................   1.4
          E-Commerce/Services.................................   1.3
          Medical -- Generic Drugs............................   1.2
          Appliances..........................................   1.1
          Audio/Video Products................................   1.1
          Oil -- Field Services...............................   1.1
          Consulting Services.................................   1.0
          Metal -- Diversified................................   1.0
          Agricultural Chemicals..............................   0.9
          Electric -- Integrated..............................   0.8
          Semiconductors Components -- Intergrated Circuits...   0.8
          Brewery.............................................   0.7
          Retail -- Major Department Stores...................   0.7
          Beverages -- Non-alcoholic..........................   0.6
          Gas --Distribution..................................   0.6
          Rental Auto/Equipment...............................   0.6
          Schools.............................................   0.6
          Telecom Services....................................   0.6
          Savings & Loans/Thrifts.............................   0.5
          Computers...........................................   0.4
          Insurance -- Reinsurance............................   0.4
          Metal Processors & Fabrication......................   0.4
          U.S. Government Treasuries..........................   0.2
          Coatings/Paint......................................   0.1
          Real Estate Operations & Development................   0.1
          Tobacco.............................................   0.1
                                                               -----
                                                               117.5%
                                                               =====

Country Allocation*

           United States.....................................  66.4%
           Japan.............................................  12.0
           Germany...........................................   6.7
           United Kingdom....................................   6.6
           France............................................   5.2
           Switzerland.......................................   4.6
           Belgium...........................................   3.5
           South Korea.......................................   2.6
           Canada............................................   2.4
           Sweden............................................   1.2
           Italy.............................................   1.1
           Norway............................................   1.1
           Bermuda...........................................   1.0
           Hong Kong.........................................   1.0
           Austria...........................................   0.9
           Taiwan............................................   0.6
           Ireland...........................................   0.5
           Poland............................................   0.1
                                                              -----
                                                              117.5%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                     Value
                  Security Description                    Shares    (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK -- 95.7%
 Austria -- 0.9%
  Voestalpine AG........................................    60,875 $ 4,419,880
                                                                   -----------
 Belgium -- 3.5%
  Delhaize Group#.......................................    98,225   9,378,539
  InBev NV#.............................................    38,950   3,281,336
  KBC Groep NV..........................................    28,229   3,895,209
                                                                   -----------
                                                                    16,555,084
                                                                   -----------
 Bermuda -- 1.0%
  Accenture Ltd., Class A...............................   120,300   4,925,082
                                                                   -----------
 Canada -- 2.4%
  Algoma Steel, Inc.+...................................    42,300   2,214,660
  Teck Cominco, Ltd.....................................   176,348   7,452,253
  Teck Cominco, Ltd., Class B...........................    44,352   1,873,432
                                                                   -----------
                                                                    11,540,345
                                                                   -----------
 France -- 5.2%
  Air France-KLM#.......................................   151,022   7,711,725
  Credit Agricole SA#...................................   214,276   8,845,623
  Societe Generale#.....................................    26,240   5,112,131
  Vivendi Universal SA#.................................    60,478   2,634,959
                                                                   -----------
                                                                    24,304,438
                                                                   -----------
 Germany -- 6.7%
  Allianz SE#...........................................    57,079  12,672,429
  BASF AG#..............................................    53,082   6,573,905
  Deutsche Bank AG#.....................................    15,743   2,394,948
  Salzgitter AG#........................................    51,431   9,857,958
                                                                   -----------
                                                                    31,499,240
                                                                   -----------
 Hong Kong -- 1.0%
  China Netcom Group Corp. Hong Kong, Ltd............... 1,923,500   4,892,227
                                                                   -----------
 Ireland -- 0.5%
  Bank of Ireland.......................................   100,864   2,172,837
                                                                   -----------
 Italy -- 1.1%
  UniCredito Italiano SpA#..............................   547,909   5,142,238
                                                                   -----------
 Japan -- 12.0%
  Canon, Inc............................................   153,700   9,042,662
  JFE Holdings, Inc.....................................    29,300   1,781,594
  Matsushita Electric Industrial Co., Ltd.#.............   247,000   5,216,023
  Mitsubishi Corp.......................................   389,700   9,494,334
  Mitsui O.S.K. Lines, Ltd..............................   864,000  11,841,841
  Nissan Motor Co., Ltd.#...............................   599,900   6,674,319
  Suzuki Motor Corp.#...................................   455,900  12,736,730
                                                                   -----------
                                                                    56,787,503
                                                                   -----------
 Norway -- 1.1%
  Petroleum Geo-Services ASA+#..........................   197,500   4,961,118
                                                                   -----------
 Poland -- 0.1%
  Globe Trade Centre SA+................................    23,600     411,007
                                                                   -----------
 Singapore -- 0.0%
  Neptune Orient Lines, Ltd.............................    14,000      41,376
                                                                   -----------
 South Korea -- 2.6%
  Hyundai Heavy Industries Co., Ltd.....................    13,240   4,523,691
  Hyundai Mipo Dockyard Co., Ltd........................    14,242   3,607,318
  SK Corp...............................................    36,040   4,078,681
                                                                   -----------
                                                                    12,209,690
                                                                   -----------
 Sweden -- 1.2%
  Boliden AB#...........................................   164,200   3,405,310
  Boliden AB+#(Redemption Shares).......................   164,200     283,578
  SKF AB Class B#.......................................    96,266   2,066,003
                                                                   -----------
                                                                     5,754,891
                                                                   -----------

                                                          Shares/
                                                         Principal     Value
                 Security Description                     Amount      (Note 3)

--------------------------------------------------------------------------------
Switzerland -- 4.6%
 Credit Suisse Group...................................     103,289 $  7,855,463
 Roche Holding AG#.....................................      33,414    6,132,811
 Swiss Reinsurance.....................................      17,980    1,711,682
 Zurich Financial Services AG..........................      19,824    6,065,516
                                                                    ------------
                                                                      21,765,472
                                                                    ------------
Taiwan -- 0.6%
 United Microelectronics Corp..........................   4,831,394    2,807,717
                                                                    ------------
United Kingdom -- 6.6%
 Ashtead Group PLC.....................................     905,242    2,890,357
 Barclays PLC..........................................     239,533    3,424,441
 Centrica PLC..........................................     373,541    2,834,703
 Marks & Spencer Group PLC.............................     223,027    3,086,894
 Reckitt Benckiser PLC.................................     168,115    9,141,009
 Royal Bank of Scotland Group PLC......................     798,480    9,921,216
                                                                    ------------
                                                                      31,298,620
                                                                    ------------
United States -- 44.6%
 Apollo Group, Inc., Class A+#.........................      59,200    2,839,824
 Atmel Corp.+..........................................     196,000    1,095,640
 Bank of America Corp..................................     242,200   12,281,962
 CF Industries Holdings, Inc...........................      92,500    4,137,525
 Chevron Corp..........................................      53,000    4,318,970
 Citigroup, Inc........................................      37,333    2,034,275
 Coventry Health Care, Inc.+...........................      74,903    4,469,462
 eBay, Inc.+...........................................     186,900    6,085,464
 Embarq Corp.#.........................................      46,862    3,011,352
 Exxon Mobil Corp......................................     119,854    9,968,257
 Freeport-McMoRan Copper & Gold, Inc...................      11,323      891,120
 Grant Prideco, Inc.+..................................      39,800    2,260,242
 International Business Machines Corp.#................      17,100    1,822,860
 J.P. Morgan Chase & Co................................      98,700    5,115,621
 Johnson & Johnson.....................................     246,900   15,621,363
 Loews Corp. - Carolina Group..........................       8,354      649,524
 Marathon Oil Corp.....................................     127,500   15,785,775
 National-Oilwell Varco, Inc.+.........................      46,352    4,377,946
 Oracle Corp.+.........................................     416,800    8,077,584
 PepsiCo, Inc..........................................      40,000    2,733,200
 Pfizer, Inc...........................................     359,655    9,886,916
 PG&E Corp.#...........................................      74,017    3,646,078
 Qwest Communications International, Inc.+#............     289,824    2,982,289
 Sherwin-Williams Co.#.................................       6,253      422,953
 Sprint Nextel Corp....................................     486,778   11,122,877
 The Bear Stearns Cos., Inc............................      21,200    3,179,152
 The Goldman Sachs Group, Inc..........................      60,400   13,941,528
 United States Steel Corp..............................      11,100    1,256,076
 Valero Energy Corp....................................     162,426   12,120,228
 Verizon Communications, Inc...........................     180,400    7,852,812
 Viacom, Inc., Class B+................................     225,100   10,111,492
 Washington Mutual, Inc.#..............................      57,100    2,496,412
 Watson Pharmaceuticals, Inc.+.........................     188,781    5,825,782
 WellPoint, Inc.+......................................     166,200   13,530,342
 Whirlpool Corp.#......................................      44,840    5,006,386
                                                                    ------------
                                                                     210,959,289
                                                                    ------------
Total Long-Term Investment Securities
   (cost $377,744,014).................................              452,448,054
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 20.2%
Collective Investment Pool -- 20.0%
 Securities Lending Quality Trust(1)...................  94,542,991   94,542,991
                                                                    ------------
U.S. Government Treasuries -- 0.2%
 United States Treasury Bills
   4.98% due 09/27/07@................................. $   337,000      331,632
   4.93% due 06/21/07@.................................     338,000      337,078
                                                                    ------------
                                                                         668,710
                                                                    ------------
Total Short-Term Investment Securities
   (cost $95,211,701)..................................               95,211,701
                                                                    ------------

VALIC Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                            Value
                    Security Description                        Shares     (Note 3)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
 Agreement with Bank of America NA, bearing interest at 5.26%
  dated 5/31/07 to be repurchased 6/01/07 in the amount of
  $7,511,097 and collateralized by Federal Home Loan Bank
  Notes, bearing interest at 5.08% due 10/26/07 and having an approximate value of $7,661,515 (cost $7,510,000).......... 7,510,000  $  7,510,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $480,465,715)(2)....................................     117.5%  555,169,755
Liabilities in excess of other assets........................     (17.5)  (82,527,931)
                                                              ---------  ------------
NET ASSETS --                                                     100.0% $472,641,824
                                                              =========  ============


--------
+ Non-income producing security
# The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

 Open Futures Contracts
 ------------------------------------------------------------------------------
                                                                   Unrealized
 Number of                   Expiration  Value at   Value as of   Appreciation
 Contracts    Description       Date    Trade Date  May 31, 2007 (Depreciation)
 ------------------------------------------------------------------------------
  17 Long  DJ Stoxx 50 Index June 2007  $   974,080 $ 1,032,436     $ 58,356
   8 Long  FTSE 100 Index... June 2007    1,017,863   1,046,363       28,500
  29 Long  S & P 500 Index.. June 2007   11,085,457  11,113,525       28,068
   7 Long  Tokyo Price Index June 2007      984,165   1,010,298       26,133
                                                                    --------
                                                                    $141,057
                                                                    ========

            Open Forward Foreign Currency Contracts
            --------------------------------------------------------
                                                           Gross
               Contract to      In Exchange   Delivery   Unrealized
                 Deliver            For         Date    Appreciation
            --------------------------------------------------------
             *AUD   19,079,300 USD 15,851,008 7/18/2007  $   72,614
             *CHF   17,574,600 USD 14,501,032 6/20/2007     127,668
             *EUR   20,178,300 USD 27,403,955 6/20/2007     232,958
             *GBP    2,921,100 USD  5,795,199 6/20/2007      12,009
            *JPY 6,388,439,600 USD 53,897,565 8/15/2007     882,262
             *NOK   54,876,700 USD  9,158,065 6/20/2007      54,457
             *SEK   31,393,500 USD  4,618,505 6/20/2007      76,424
             *USD   36,370,079 AUD 44,505,100 7/18/2007     435,202
             *USD   18,248,740 CAD 20,717,100 7/18/2007   1,147,348
             *USD   43,011,598 EUR 32,354,800 6/20/2007     555,610
             *USD   38,536,998 GBP 19,747,800 6/20/2007     559,670
             *USD    9,391,410 NOK 57,476,000 6/20/2007     143,401
             *USD    1,063,239 SEK  7,431,700 6/20/2007      11,996
                                                         ----------
                                                         $4,311,619
                                                         ==========

             -----------------------------------------------------------------
                                                                     Gross
               Contract to           In Exchange        Delivery   Unrealized
                 Deliver                 For              Date    Depreciation
             -----------------------------------------------------------------
             *AUD 15,243,000       USD  12,550,380      7/18/2007 $   (55,432)
             *CAD 22,779,200       USD  20,849,302      7/18/2007    (477,399)
             *EUR 35,694,400       USD  47,658,203      6/20/2007    (405,928)
             *GBP  9,876,100       USD  19,290,739      6/20/2007    (261,950)
             *NOK 52,937,100       USD   8,653,794      6/20/2007    (128,050)
             *SEK 43,476,100       USD   6,208,361      6/20/2007     (81,857)
             *USD  5,627,519       AUD   6,755,500      7/18/2007     (40,786)
             *USD  2,092,815       CHF   2,536,700      6/20/2007     (18,178)
             *USD 50,251,048       EUR  37,037,800      6/20/2007    (377,968)
             *USD 16,692,600       GBP   8,355,400      6/20/2007    (150,590)
             *USD  6,040,376       JPY 720,680,300      8/15/2007     (59,716)
             *USD  8,950,721       NOK  53,339,800      6/20/2007    (102,073)
             *USD  6,340,684       SEK  42,710,600      6/20/2007    (161,220)
                                                                  -----------
                                                                   (2,321,147)
                                                                  ===========
             Net Unrealized Appreciation (Depreciation)           $(1,990,472)
                                                                  ===========

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                AUD--Australian Dollar JPY--Japanese Yen
                CAD--Canada Dollar     NOK--Norwegian Krone
                CHF--Swiss Franc       SEK--Swedish Krona
                EUR--Euro Dollar       USD--United States Dollar
                GBP--British Pound

See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Sovereign.................................  25.2%
               Collective Investment Pool................  13.7
               Medical -- Drugs..........................   5.2
               Banks -- Commercial.......................   4.7
               Oil Companies -- Integrated...............   4.2
               U.S. Government Agencies..................   4.0
               Insurance -- Multi-line...................   3.3
               Multimedia................................   3.2
               Telephone -- Integrated...................   2.4
               Diversified Manufactured Operations.......   2.4
               Time Deposits.............................   2.2
               Paper & Related Products..................   2.0
               Cable TV..................................   1.6
               Foreign Government Agencies...............   1.6
               Publishing -- Books.......................   1.6
               Finance -- Investment Banker/Broker.......   1.5
               Television................................   1.5
               Electronic Components -- Misc.............   1.4
               Electronic Components -- Semiconductors...   1.4
               Power Converter/Supply Equipment..........   1.4
               Telecom Services..........................   1.4
               Cellular Telecom..........................   1.3
               Food -- Catering..........................   1.3
               SupraNational.............................   1.3
               Aerospace/Defense.........................   1.2
               Pipelines.................................   1.2
               Retail -- Apparel/Shoe....................   1.0
               Electric -- Integrated....................   0.9
               Transport -- Services.....................   0.9
               Applications Software.....................   0.8
               Auto -- Cars/Light Trucks.................   0.7
               Computers -- Memory Devices...............   0.7
               Electronic Security Devices...............   0.7
               Insurance Brokers.........................   0.7
               Photo Equipment & Supplies................   0.7
               Retail -- Discount........................   0.7
               Chemicals -- Diversified..................   0.6
               Diversified Minerals......................   0.6
               Electric Products -- Misc.................   0.6
               Electric -- Distribution..................   0.6
               Finance -- Consumer Loans.................   0.6
               Food -- Misc..............................   0.6
               Insurance -- Life/Health..................   0.6
               Internet Security.........................   0.6
               Investment Management/Advisor Services....   0.6
               Medical Instruments.......................   0.6
               Medical -- Generic Drugs..................   0.6
               Real Estate Operations & Development......   0.6
               Commercial Services -- Finance............   0.5
               Computers -- Periphery Equipment..........   0.5
               Diversified Operations....................   0.5
               Diversified Operations/Commercial Services   0.5
               Enterprise Software/Service...............   0.5
               Medical -- Biomedical/Gene................   0.5
               Medical -- Hospitals......................   0.5
               Toys......................................   0.5
               Audio/Video Products......................   0.4
               Gas -- Distribution.......................   0.4
               Insurance -- Reinsurance..................   0.4
               Foreign Government Treasuries.............   0.1
                                                          -----
                                                          112.5%
                                                          =====

Country Allocation*

                             United States.  35.8%
                             United Kingdom  15.4
                             South Korea...   5.3
                             Germany.......   4.7
                             Japan.........   4.3
                             France........   3.8
                             Netherlands...   3.2
                             Sweden........   2.8
                             Malaysia......   2.7
                             Norway........   2.7
                             Indonesia.....   2.6
                             Brazil........   2.5
                             Poland........   2.4
                             Canada........   2.3
                             Spain.........   2.3
                             Finland.......   2.0
                             Italy.........   2.0
                             Luxembourg....   2.0
                             Singapore.....   1.9
                             Cayman Islands   1.4
                             Argentina.....   1.1
                             Hong Kong.....   1.1
                             Mexico........   1.0
                             Slovakia......   0.9
                             Switzerland...   0.9
                             Taiwan........   0.8
                             Bermuda.......   0.7
                             Denmark.......   0.7
                             Australia.....   0.6
                             Israel........   0.6
                             New Zealand...   0.6
                             Egypt.........   0.5
                             Austria.......   0.4
                             Thailand......   0.4
                             Iraq..........   0.1
                                            -----
                                            112.5%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 63.8%
         Austria -- 0.4%
           Telekom Austria AG#....................  70,450 $ 1,928,109
                                                           -----------
         Bermuda -- 0.7%
           Tyco International, Ltd................ 101,165   3,374,864
                                                           -----------
         Cayman Islands -- 1.3%
           ACE, Ltd...............................  57,657   3,549,942
           Seagate Technology#.................... 161,636   3,328,085
                                                           -----------
                                                             6,878,027
                                                           -----------
         Denmark -- 0.7%
           Vestas Wind Systems A/S+...............  52,618   3,697,461
                                                           -----------
         Finland -- 2.0%
           Stora Enso Oyj, Class R#............... 293,983   5,613,118
           UPM-Kymmene Oyj........................ 168,687   4,371,570
                                                           -----------
                                                             9,984,688
                                                           -----------
         France -- 3.8%
           AXA#................................... 119,489   5,223,688
           France Telecom SA ADR.................. 153,242   4,707,594
           Sanofi-Aventis#........................  42,982   4,144,413
           Total SA#..............................  66,840   5,036,444
                                                           -----------
                                                            19,112,139
                                                           -----------
         Germany -- 4.0%
           Bayerische Motoren Werke AG............  55,255   3,700,316
           Deutsche Post AG....................... 144,737   4,603,907
           E.ON AG#...............................  27,599   4,537,253
           Infineon Technologies AGARD#+.......... 165,670   2,579,482
           Siemens AG ADR.........................  39,400   5,200,800
                                                           -----------
                                                            20,621,758
                                                           -----------
         Hong Kong -- 1.1%
           Cheung Kong Holdings, Ltd.............. 243,324   3,153,557
           Swire Pacific, Ltd., Class A........... 220,766   2,490,825
                                                           -----------
                                                             5,644,382
                                                           -----------
         Israel -- 0.6%
           Check Point Software Technologies+..... 121,399   2,835,881
                                                           -----------
         Italy -- 2.0%
           Banca Intesa SpA....................... 401,765   3,065,171
           Eni SpA#............................... 127,040   4,492,265
           Mediaset SpA#.......................... 239,818   2,571,815
                                                           -----------
                                                            10,129,251
                                                           -----------
         Japan -- 4.2%
           AIFUL Corp.#...........................  50,200   1,571,586
           FUJIFILM Holdings Corp.................  80,707   3,342,344
           Hitachi, Ltd.#......................... 401,911   2,952,411
           Mitsubishi UFJ Financial Group, Inc....     116   1,334,429
           Nintendo Co., Ltd.#....................   7,124   2,490,766
           Nomura Holdings, Inc...................  70,806   1,448,701
           Promise Co., Ltd.#.....................  45,000   1,564,092
           Sony Corp. ADR.........................  38,857   2,242,049
           Sumitomo Mitsui Financial Group, Inc.#.     155   1,502,876
           Takeda Pharmaceutical Co., Ltd.........  47,679   3,200,800
                                                           -----------
                                                            21,650,054
                                                           -----------
         Mexico -- 0.4%
           Telefonos de Mexico SA de CV ADR.......  52,897   2,139,155
                                                           -----------
         Netherlands -- 3.2%
           ING Groep NV........................... 119,487   5,323,281
           Koninklijke Philips Electronics NV..... 120,676   5,131,065
           Reed Elsevier NV....................... 284,434   5,664,255
                                                           -----------
                                                            16,118,601
                                                           -----------

                                                             Value
                  Security Description            Shares    (Note 3)

          ------------------------------------------------------------
          Norway -- 0.9%
            Telenor ASA#.......................    241,162 $ 4,688,367
                                                           -----------
          Singapore -- 1.4%
            DBS Group Holdings, Ltd............    269,397   4,209,879
            Singapore Telecommunications, Ltd..    438,000   1,013,809
            Venture Corp., Ltd.................    193,962   1,915,016
                                                           -----------
                                                             7,138,704
                                                           -----------
          South Korea -- 1.8%
            Kookmin Bank ADR...................     33,378   3,017,037
            Samsung Electronics Co., Ltd.......      7,582   4,372,031
            SK Telecom Co., Ltd. ADR...........     58,720   1,577,219
                                                           -----------
                                                             8,966,287
                                                           -----------
          Spain -- 2.3%
            Banco Santander Central Hispano SA.    158,972   3,054,558
            Gamesa Corp. Tecnologica SA#.......     87,643   3,232,406
            Repsol YPF SA#.....................     45,337   1,662,336
            Telefonica SA ADR..................     56,803   3,887,597
                                                           -----------
                                                            11,836,897
                                                           -----------
          Switzerland -- 0.9%
            Novartis AG........................     43,790   2,461,579
            Swiss Reinsurance#.................     21,942   2,088,861
                                                           -----------
                                                             4,550,440
                                                           -----------
          Taiwan -- 0.8%
            Chunghwa Telecom Co., Ltd. ADR.....     81,664   1,536,916
            Lite-On Technology Corp............  2,142,073   2,528,591
                                                           -----------
                                                             4,065,507
                                                           -----------
          United Kingdom -- 15.4%
            Amvescap PLC.......................    247,529   2,933,441
            Aviva PLC..........................    183,960   2,906,788
            BAE Systems PLC....................    378,499   3,351,986
            BP PLC.............................    426,865   4,771,354
            British Sky Broadcasting Group PLC.    391,618   5,117,923
            Centrica PLC.......................    272,288   2,066,321
            Compass Group PLC..................    857,950   6,404,577
            GlaxoSmithKline PLC................    164,866   4,276,510
            Group 4 Securicor PLC..............    855,503   3,722,524
            HSBC Holdings PLC..................    277,053   5,130,578
            National Grid PLC..................    209,043   3,241,041
            Old Mutual PLC.....................    918,840   3,151,192
            Pearson PLC........................    206,609   3,673,776
            Rentokil Initial PLC...............    818,313   2,782,937
            Rolls-Royce Group PLC+.............    263,239   2,595,773
            Rolls-Royce Group PLC#
             B Shares/(Entitlement)............ 15,583,748      31,629
            Royal Bank of Scotland Group PLC...    223,050   2,771,425
            Royal Dutch Shell PLC, Class B.....    142,106   5,368,808
            Smiths Group PLC...................    157,970   3,556,495
            Unilever PLC.......................    101,385   3,129,731
            Vodafone Group PLC ADR#............    163,547   5,140,282
            Yell Group PLC.....................    253,970   2,542,089
                                                           -----------
                                                            78,667,180
                                                           -----------
          United States -- 15.9%
            Abbott Laboratories................     66,899   3,769,759
            Amgen, Inc.+.......................     46,690   2,630,048
            AON Corp.#.........................     78,710   3,378,233
            Boston Scientific Corp.+...........    182,961   2,866,999
            Bristol-Myers Squibb Co............    123,270   3,736,314
            Chico's FAS, Inc.#+................    117,200   3,192,528
            Comcast Corp., Class A+............    171,115   4,650,906
            DIRECTV Group, Inc.+...............    159,586   3,727,929
            Dow Chemical Co....................     66,218   3,004,973

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                Shares/
                                               Principal      Value
                Security Description           Amount(6)     (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        United States (continued)
          El Paso Corp.#....................       344,616 $  5,872,257
          Gap, Inc..........................       116,950    2,165,914
          H&R Block, Inc.#..................       104,215    2,468,853
          J.P. Morgan Chase & Co............        87,804    4,550,881
          Microsoft Corp....................       126,124    3,868,223
          Morgan Stanley....................        17,513    1,489,305
          News Corp., Class A...............       206,437    4,560,193
          Oracle Corp.+.....................       132,880    2,575,214
          Pfizer, Inc.......................       184,499    5,071,877
          Target Corp.......................        60,653    3,786,567
          Tenet Healthcare Corp.#+..........       332,427    2,310,368
          Time Warner, Inc..................       194,916    4,165,355
          Viacom, Inc., Class B+............        90,980    4,086,821
          Watson Pharmaceuticals, Inc.#+....       107,040    3,303,253
                                                           ------------
                                                             81,232,770
                                                           ------------
        Total Common Stock
           (cost $272,476,307)..............                325,260,522
                                                           ------------
        PREFERRED STOCK -- 0.6%
        Brazil -- 0.6%
          Cia Vale do Rio Doce ADR
           (cost $1,634,646)................        79,640    3,056,583
                                                           ------------
        FOREIGN GOVERNMENT AGENCIES -- 23.5%
        Argentina -- 0.6%
          Republic of Argentina
           Bonds
           5.48% due 08/03/12(1)............ USD 4,328,000    3,172,424
                                                           ------------
        Australia -- 0.6%
          New South Wales Treasury Corp.
           Government Guar. Notes
           8.00% due 03/01/08............... AUD 1,859,000    1,557,222
          Queensland Treasury Corp.
           Government Guar. Notes
           8.00% due 09/14/07............... AUD 1,845,000    1,534,699
                                                           ------------
                                                              3,091,921
                                                           ------------
        Austria -- 0.1%
          Republic of Austria
           Senior Notes
           5.00% due 07/15/12*.............. EUR   426,000      587,494
                                                           ------------
        Belgium -- 0.0%
          Kingdom of Belgium
           Debentures
           7.50% due 07/29/08............... EUR   146,000      203,149
                                                           ------------
        Brazil -- 1.9%
          Nota do Tesouro Nacional
           Notes
           6.00% due 11/15/09............... BRL 1,550,000    1,303,033
          Nota do Tesouro Nacional
           Notes
           6.00% due 05/15/15............... BRL 1,700,000    1,439,310
          Nota do Tesouro Nacional
           Notes
           10.00% due 01/01/10.............. BRL 2,550,000    1,369,447
          Nota do Tesouro Nacional
           Notes
           10.00% due 01/01/12.............. BRL 5,700,000    3,063,045
          Nota do Tesouro Nacional
           Notes
           10.00% due 01/01/14.............. BRL 2,950,000    1,584,999


                                              Principal        Value
             Security Description             Amount(6)       (Note 3)

       -----------------------------------------------------------------
       Brazil (continued)
         Nota do Tesouro Nacional
          Notes
          10.00% due 01/01/17............ BRL        190,000 $ 1,022,014
                                                             -----------
                                                               9,781,848
                                                             -----------
       Canada -- 2.3%
         Government of Canada
          Bonds
          4.50% due 09/01/07............. CAD      7,208,000   6,737,283
         Government of Canada
          Bonds
          6.00% due 06/01/08............. CAD      1,237,000   1,172,825
         Government of Canada
          Bonds
          6.00% due 06/01/11............. CAD      3,833,000   3,770,789
                                                             -----------
                                                              11,680,897
                                                             -----------
       Germany -- 0.6%
         Kreditanstalt fuer Wiederaufbau
          Government Guar. Notes
          0.46% due 08/08/11(1).......... JPY    330,000,000   2,712,104
         Kreditanstalt fuer Wiederaufbau
          Government Guar. Notes
          8.25% due 09/20/07............. ISK     30,700,000     489,126
                                                             -----------
                                                               3,201,230
                                                             -----------
       Indonesia -- 2.6%
         Republic of Indonesia
          Bonds
          10.00% due 10/15/11............ IDR  1,200,000,000     143,696
         Republic of Indonesia
          Bonds
          10.75% due 05/15/16............ IDR 39,900,000,000   5,064,909
         Republic of Indonesia
          Bonds
          11.00% due 11/15/20............ IDR 31,680,000,000   4,040,483
         Republic of Indonesia
          Bonds
          12.00% due 09/15/26............ IDR  6,000,000,000     819,057
         Republic of Indonesia
          Bonds
          12.80% due 06/15/21............ IDR 11,100,000,000   1,586,217
         Republic of Indonesia
          Bonds
          14.28% due 12/15/13............ IDR 10,200,000,000   1,478,405
                                                             -----------
                                                              13,132,767
                                                             -----------
       Iraq -- 0.1%
         Republic of Iraq
          Bonds
          5.80% due 01/15/28*............ USD      1,000,000     635,000
                                                             -----------
       Luxembourg -- 2.0%
         European Investment Bank
          Notes
          0.51% due 09/21/11(1).......... JPY    780,000,000   6,407,838
         European Investment Bank
          Notes
          2.13% due 09/20/07............. JPY    439,000,000   3,622,670
                                                             -----------
                                                              10,030,508
                                                             -----------
       Malaysia -- 1.1%
         Government of Malaysia
          Bonds
          3.14% due 12/17/07............. MYR        300,000      88,163

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                 Principal      Value
               Security Description              Amount(6)     (Note 3)
      -------------------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES (continued)
      Malaysia (continued)
        Government of Malaysia
         Bonds
         4.31% due 02/27/09.................. MYR   5,000,000 $ 1,493,619
        Government of Malaysia
         Bonds
         6.45% due 07/01/08.................. MYR  12,875,000   3,910,810
        Government of Malaysia
         Bonds
         7.00% due 03/15/09.................. MYR     370,000     115,616
                                                              -----------
                                                                5,608,208
                                                              -----------
      Mexico -- 0.6%
        United Mexican States
         Bonds
         8.00% due 12/17/15.................. MXN  16,000,000   1,529,904
        United Mexican States
         Bonds
         10.00% due 12/05/24................. MXN  13,700,000   1,578,507
                                                              -----------
                                                                3,108,411
                                                              -----------
      New Zealand -- 0.7%
        Government of New Zealand
         Bonds
         7.00% due 07/15/09.................. NZD   4,490,000   3,294,769
                                                              -----------
      Poland -- 2.4%
        Government of Poland
         Bonds
         5.75% due 06/24/08.................. PLN     500,000     178,690
        Government of Poland
         Bonds
         5.75% due 09/23/22.................. PLN   1,090,000     399,810
        Government of Poland
         Bonds
         6.00% due 05/24/09.................. PLN  27,600,000   9,968,896
        Government of Poland
         Bonds
         6.25% due 10/24/15.................. PLN   4,150,000   1,558,047
                                                              -----------
                                                               12,105,443
                                                              -----------
      Singapore -- 0.5%
        Government of Singapore
         Bonds
         1.50% due 04/01/08.................. SGD     300,000     195,062
        Government of Singapore
         Bonds
         2.63% due 10/01/07.................. SGD     800,000     523,954
        Government of Singapore
         Bonds
         5.63% due 07/01/08.................. SGD   2,805,000   1,900,660
                                                              -----------
                                                                2,619,676
                                                              -----------
      Slovakia -- 0.9%
        Republic of Slovakia
         Bonds
         4.80% due 04/14/09.................. SKK     800,000      32,041
        Republic of Slovakia
         Bonds
         4.90% due 02/11/14.................. SKK 109,900,000   4,446,857
        Republic of Slovakia
         Bonds
         4.95% due 03/05/08.................. SKK     700,000      27,899


                                               Principal         Value
             Security Description              Amount(6)        (Note 3)

     ---------------------------------------------------------------------
     Slovakia (continued)
       Republic of Slovakia
        Bonds
        5.30% due 05/12/19................ SKK      2,200,000 $     92,257
                                                              ------------
                                                                 4,599,054
                                                              ------------
     South Korea -- 3.6%
       Republic of South Korea
        Bonds
        3.75% due 09/10/07................ KRW  1,115,000,000    1,197,394
       Republic of South Korea
        Bonds
        4.25% due 09/10/08................ KRW 14,850,000,000   15,827,590
       Republic of South Korea
        Bonds
        4.50% due 09/09/08................ KRW  1,100,000,000    1,175,868
                                                              ------------
                                                                18,200,852
                                                              ------------
     Sweden -- 2.7%
       Kingdom of Sweden
        Bonds
        5.50% due 10/08/12................ SEK     27,480,000    4,192,652
       Kingdom of Sweden
        Bonds
        6.50% due 05/05/08................ SEK     12,400,000    1,835,789
       Kingdom of Sweden
        Bonds
        8.00% due 08/15/07................ SEK     52,065,000    7,587,702
                                                              ------------
                                                                13,616,143
                                                              ------------
     Thailand -- 0.2%
       Kingdom of Thailand
        Bonds
        5.00% due 01/12/08................ THB     11,960,000      349,269
       Kingdom of Thailand
        Bonds
        5.50% due 08/10/08................ THB     19,760,000      585,916
                                                              ------------
                                                                   935,185
                                                              ------------
     Total Foreign Government Agencies
        (cost $113,325,079)...............                     119,604,979
                                                              ------------
     U.S. GOVERNMENT AGENCIES -- 0.9%
       Federal National Mtg. Assoc.
        Notes
        1.75% due 03/26/08................ JPY     70,000,000      579,754
       Federal National Mtg. Assoc.
        Notes
        2.13% due 10/09/07................ JPY    460,000,000    3,799,283
                                                              ------------
     Total U.S. Government Agencies
        (cost $4,714,850).................                       4,379,037
                                                              ------------
     RIGHTS -- 0.5%
       Republic of Argentina
        Expires 12/15/2035 #(2)........... USD     10,740,000    1,691,550
       Republic of Argentina
        Expires 12/15/2035 (2)............ USD      3,655,000      735,238
                                                              ------------
     Total Rights
        (cost $1,456,050).................                       2,426,788
                                                              ------------
     Total Long-Term Investment Securities
        (cost $393,606,932)...............                     454,727,909
                                                              ------------

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                  Principal      Value
                Security Description              Amount(6)     (Note 3)
      --------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 23.3%
      Collective Investment Pool -- 13.7%
        Securities Lending Quality Trust(4)....     69,865,633  69,865,633
                                                               -----------
      Foreign Government Agencies -- 4.3%
        Bank Negara Malaysia Monetary Notes
         3.17% due on 05/15/08(3).............. MYR  2,200,000 $   647,874
        Bank Negara Malaysia Monetary Notes
         3.29% due 12/13/07(3)................. MYR  2,765,000     798,771
        Bank Negara Malaysia Monetary Notes
         3.29% due on 12/21/07(3).............. MYR    710,000     204,950
        Bank Negara Malaysia Monetary Notes
         3.30% due 11/01/07(3)................. MYR    350,000     101,545
        Bank Negara Malaysia Monetary Notes
         3.30% due on 12/06/07(3).............. MYR  1,500,000     433,621
        Bank Negara Malaysia Monetary Notes
         3.30% due on 12/13/07(3).............. MYR    310,000      89,555
        Bank Negara Malaysia Monetary Notes
         3.30% due on 12/21/07(3).............. MYR  6,120,000   1,767,045
        Bank Negara Malaysia Monetary Notes
         3.30% due on 02/28/08(3).............. MYR  7,675,000   2,200,739
        Bank Negara Malaysia Monetary Notes
         3.39% due on 02/28/08(3).............. MYR    530,000     151,973
        Bank Negara Malaysia Monetary Notes
         3.55% due on 01/11/08................. MYR  1,090,000     320,826
        Bank Negara Malaysia Monetary Notes
         3.57% due on 02/14/08(3).............. MYR  5,520,000   1,629,102
                                                               -----------
                                                                 8,346,001
                                                               -----------
        Egypt Treasury Bills
         8.17% due on 04/01/08................. EGP     25,000       4,121
        Egypt Treasury Bills
         8.22% due on 04/01/08................. EGP     25,000       4,120
        Egypt Treasury Bills
         8.80% due on 11/06/07................. EGP    700,000     119,222
        Egypt Treasury Bills
         8.84% due on 11/06/07................. EGP    725,000     123,480
        Egypt Treasury Bills
         8.91% due on 11/20/07................. EGP  3,050,000     517,805
        Egypt Treasury Bills
         8.93% due on 11/20/07................. EGP  3,025,000     513,560
        Egypt Treasury Bills
         9.08% due on 09/25/07................. EGP    425,000      73,042
        Egypt Treasury Bills
         9.10% due on 10/26/07................. EGP    675,000     115,308
        Egypt Treasury Bills
         9.13% due 08/28/07.................... EGP    450,000      77,781
        Egypt Treasury Bills
         9.15% due on 07/31/07................. EGP    900,000     156,400
        Egypt Treasury Bills
         9.20% due 06/19/07.................... EGP    450,000      78,833
        Egypt Treasury Bills
         9.30% due on 01/08/08................. EGP  4,700,000     789,423
        Egypt Treasury Bills
         9.45% due on 09/12/07(3).............. EGP  1,000,000     172,089
                                                               -----------
                                                                 2,745,184
                                                               -----------
        Kingdom of Norway
         3.72% due 09/19/07.................... NOK 16,215,000   2,653,591
        Kingdom of Norway
         3.91% due 12/19/07.................... NOK 18,090,000   2,925,717
        Kingdom of Norway
         3.93% due 12/19/07.................... NOK 20,100,000   3,250,797
        Kingdom of Norway
         4.49% due 03/19/08.................... NOK  2,400,000     383,170
                                                               -----------
                                                                 9,213,275
                                                               -----------


                                               Principal        Value
              Security Description             Amount(6)       (Note 3)
       Kingdom of Sweden
        3.02% due 12/19/07................. SEK   3,800,000  $    538,603
                                                             ------------
       Kingdom of Thailand
        4.45% due 12/06/07................. THB  34,860,000       990,932
       Kingdom of Thailand
        4.54% due 01/10/08................. THB   2,555,000        72,414
                                                             ------------
                                                                1,063,346
                                                             ------------
     Time Deposit -- 2.2%
       Euro Time Deposit with State Street
        Bank & Trust Co.
        4.05% due 06/01/07.................     $11,404,000    11,404,000
                                                             ------------
     U.S. Government Agencies -- 3.1%
       Federal Home Loan Bank
        Disc. Notes
        5.05% due 06/01/07.................      15,811,000    15,811,000
                                                             ------------
     Total Short-Term Investment Securities
        (cost $116,491,843)................                   118,987,042
                                                             ------------
     TOTAL INVESTMENTS
        (cost $510,098,775)(5).............           112.5%  573,714,951
     Liabilities in excess of other assets.           (12.5)  (63,829,930)
                                                -----------  ------------
     NET ASSETS --                                    100.0% $509,885,021
                                                ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $1,222,494 representing 0.24% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007
(2)Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(3)Fair valued security
(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.
(6)In United States dollars unless otherwise indicated.

ADR--American Depository Receipt

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


            Open Forward Currency Contracts
            -------------------------------------------------------
                                                          Gross
              Contract to     In Exchange    Delivery   Unrealized
                Deliver           For          Date    Appreciation
            -------------------------------------------------------
            MXN   6,426,756 CLP 315,425,201  8/16/2007   $  4,337
            MXN   4,398,010 CLP 214,605,307  8/20/2007        698
            MXN  16,171,585 INR  64,807,626  1/25/2008     84,149
            NZD   2,097,553 INR  63,000,000 10/29/2007      6,228
            USD   1,600,366 BRL   3,500,000  12/3/2007    185,641
            USD   1,691,475 ISK 125,000,000  6/21/2007    328,048
            USD   1,172,252 ISK  87,332,750  6/27/2007    236,691
            USD     253,110 ISK  18,882,000  8/20/2007     47,779
            USD      40,118 ISK   3,000,000  10/9/2007      7,182
            USD     800,000 KZT  98,184,000  3/25/2008      4,542
            USD     370,273  RON    944,938 12/27/2007     17,471
                                                         --------
                                                         $922,766
                                                         --------

            -------------------------------------------------------
                                                          Gross
             Contracts to     In Exchange    Delivery   Unrealized
               Deliver            For          Date    Depreciation
            -------------------------------------------------------

            EUR     287,500 JPY  43,274,500  12/6/2007  $(120,010)
            MXN   3,676,778 CLP 176,316,210  9/12/2007     (4,758)
            MXN   1,322,091 CLP  63,024,067  9/14/2007     (2,406)
            NZD   2,133,059 INR  62,200,000 10/30/2007    (39,144)
            USD   1,000,000 KZT 121,450,000  1/18/2008     (4,015)
            USD   1,000,000 KZT 121,700,000  1/16/2008     (1,950)
            USD      91,712 JPY  10,703,750 11/13/2007     (1,908)
            USD   1,000,000 KZT 121,800,000  1/18/2008     (1,145)
            USD      20,327 JPY   2,350,000  7/17/2007       (896)
                                                        ---------
                                                         (176,232)
                                                        ---------
            Net Unrealized Appreciation (Depreciation)  $ 746,534
                                                        =========

--------
Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CHF--Swiss Franc
CLP--Chilean Peso
EGP--Egyptian Pound
EUR--Euro Dollar
HKD--Hong Kong Dollar
IDR--lndonesian Rupiah
INR--lndian Rupee
ISK--lcelandic Krona
JPY--Japanese Yen
KRW--South Korean Won
KZT--Kazakhstan Tenge
MXN--Mexican Peso
MYR--Malaysian Ringgit
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
SEK--Swedish Krona
SGD--Singapore Dollar
SKK--Slovak Koruna
THB--Thailand Baht
TWD--New Taiwan Dollar
USD--United States Dollar

See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                    United States Treasury Notes....  26.0%
                    Collective Investment Pool......  18.6
                    Federal Home Loan Mtg. Corp.....  18.1
                    Federal National Mtg. Assoc.....  13.1
                    United States Treasury Bonds....  12.1
                    Federal Home Loan Bank..........  11.4
                    Federal Farm Credit Bank........   3.8
                    Tennessee Valley Authority......   3.2
                    Banks -- Special Purpose........   1.9
                    Oil Companies -- Integrated.....   1.9
                    Government National Mtg. Assoc..   1.5
                    Finance -- Commercial...........   1.0
                    Finance-Investment Banker/Broker   1.0
                    Sovereign.......................   1.0
                    Banks -- Commercial.............   0.9
                    Repurchase Agreements...........   0.9
                    Regional Authority..............   0.6
                    Diversified Financial Services..   0.5
                                                     -----
                                                     117.5%
                                                     =====

Credit Quality+#

                         Government -- Treasury  38.9%
                         Government -- Agency..  50.2
                         AAA...................   1.5
                         AA....................   8.4
                         A.....................   1.0
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                  Principal    Value
                  Security Description             Amount     (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES -- 2.4%
       Banks - Commercial -- 0.9%
         HSBC Bank USA
          Sub. Notes
          5.63% due 08/15/35#.................... $1,000,000 $   941,453
                                                             -----------
       Diversified Financial Services -- 0.5%
         General Electric Capital Corp.
          Notes
          6.00% due 06/15/12.....................    500,000     511,014
                                                             -----------
       Finance - Investment Banker/Broker -- 1.0%
         Goldman Sachs Group, Inc.
          Senior Notes
          5.75% due 10/01/16#....................  1,000,000     996,309
                                                             -----------
       Total Corporate Bonds & Notes
          (cost $2,517,932)......................              2,448,776
                                                             -----------
       FOREIGN CORPORATE BONDS & NOTES -- 4.8%
       Banks - Special Purpose -- 1.9%
         Landwirtschaftliche Rentenbank
          Foreign Gov't Guar.
          5.13% due 02/01/17#....................  1,000,000     987,429
         Swedish Export Credit Corp
          Notes
          4.88% due 09/29/11.....................  1,000,000     988,247
                                                             -----------
                                                               1,975,676
                                                             -----------
       Finance - Commercial -- 1.0%
         Eksportfinans A/S
          Senior Notes
          5.00% due 02/14/12.....................  1,000,000     991,733
                                                             -----------
       Oil Companies - Integrated -- 1.9%
         Shell International Finance BV
          Guar. Notes
          5.63% due 06/27/11#....................  2,000,000   2,023,466
                                                             -----------
       Total Foreign Corporate Bonds & Notes
          (cost $4,991,985)......................              4,990,875
                                                             -----------
       FOREIGN GOVERNMENT AGENCIES -- 1.6%
       Regional Authority -- 0.6%
         Province of New Brunswick Canada
          5.20% due 02/21/17.....................    658,000     651,919
                                                             -----------
       Sovereign -- 1.0%
         Italy Government International Bond
          Senior Notes
          5.25% due 09/20/16.....................  1,000,000     995,416
                                                             -----------
       Total Foreign Government Agencies
          (cost $1,655,617)......................              1,647,335
                                                             -----------
       U.S. GOVERNMENT AGENCIES -- 51.1%
       Federal Farm Credit Bank -- 3.8%
         4.88% due 12/16/15......................  2,000,000   1,951,420
         4.88% due 01/17/17#.....................  1,000,000     971,209
         5.00% due 10/23/09......................  1,000,000     996,473
                                                             -----------
                                                               3,919,102
                                                             -----------
       Federal Home Loan Bank -- 11.4%
         4.25% due 09/12/08#.....................  1,000,000     987,113
         4.75% due 09/11/15......................  1,000,000     963,735
         4.88% due 11/27/13......................  2,000,000   1,961,886
         5.00% due 02/20/09#.....................    940,000     936,532
         5.15% due 01/16/09......................  1,000,000     996,992
         5.38% due 11/20/09......................  2,000,000   1,998,510
         5.38% due 08/19/11#.....................  2,000,000   2,015,446
         5.38% due 06/14/13......................  1,000,000   1,007,894
         5.75% due 08/07/09......................  1,000,000   1,001,060
                                                             -----------
                                                              11,869,168
                                                             -----------

                                                 Principal    Value
                  Security Description            Amount     (Note 3)

         --------------------------------------------------------------
         Federal Home Loan Mtg. Corp. -- 18.1%
           4.35% due 06/02/08................... $2,000,000 $ 1,981,486
           4.45% due 03/06/08...................  1,000,000     993,498
           4.50% due 09/01/19...................    935,504     896,485
           4.75% due 11/17/15#..................  3,000,000   2,901,699
           5.00% due 01/16/09#..................  1,000,000     995,698
           5.00% due 12/14/18#..................  1,000,000     959,646
           5.00% due 10/01/34...................    683,132     651,683
           5.25% due 11/20/09...................  1,000,000     997,909
           5.25% due 10/06/11...................  2,000,000   1,985,966
           5.34% due 12/01/35(1)................    224,778     223,325
           5.45% due 09/02/11...................  1,000,000     997,244
           5.50% due 12/01/36...................    668,780     653,303
           5.75% due 01/15/12#..................  2,000,000   2,045,470
           6.00% due 05/12/16...................  1,000,000   1,007,163
           6.00% due 11/01/33...................    905,840     909,992
           6.50% due 02/01/32...................    374,419     384,163
           7.50% due 09/01/16...................    104,857     108,775
           8.00% due 02/01/30...................      5,051       5,333
           8.00% due 08/01/30...................      1,991       2,102
           8.00% due 06/01/31...................      8,677       9,163
           8.25% due 04/01/17...................          7           7
                                                            -----------
                                                             18,710,110
                                                            -----------
         Federal National Mtg. Assoc. -- 13.1%
           4.25% due 08/15/10#..................  2,000,000   1,946,966
           4.80% due 02/01/35(1)................     43,269      42,960
           4.81% due 11/01/34(1)................    190,487     188,356
           5.00% due 02/16/12#..................    752,000     746,128
           5.00% due 02/01/19...................    839,243     820,336
           5.00% due 12/01/36...................    880,371     838,367
           5.13% due 12/18/09#..................  2,000,000   1,993,368
           5.25% due 08/01/12#..................  1,000,000     996,567
           5.34% due 01/01/36(1)................     83,716      84,062
           5.38% due 03/02/12...................  2,790,000   2,774,122
           5.50% due 12/01/33...................    441,028     431,828
           5.50% due 10/01/34...................    768,495     752,031
           6.00% due 05/15/11#..................  1,000,000   1,029,055
           6.00% due 06/01/35...................    395,253     395,094
           6.50% due 02/01/17...................    133,817     136,948
           6.50% due 07/01/32...................     81,107      83,138
           7.00% due 09/01/31...................    149,280     155,541
           7.50% due 03/01/32...................    105,340     109,897
           11.50% due 09/01/19..................        465         507
           12.00% due 01/15/16..................        199         222
           12.50% due 09/20/15..................        409         452
           13.00% due 11/01/15..................      1,048       1,156
           14.50% due 11/15/14..................        289         326
                                                            -----------
                                                             13,527,427
                                                            -----------
         Government National Mtg. Assoc. -- 1.5%
           5.00% due 09/15/35...................     28,029      26,926
           5.00% due 02/15/36...................    854,953     820,917
           5.00% due 05/15/36...................    115,621     111,019
           6.00% due 01/15/32...................    202,957     204,539
           6.50% due 08/15/31...................    354,624     364,643
           7.50% due 02/15/29...................      8,884       9,320
           7.50% due 07/15/30...................        736         772
           7.50% due 01/15/31...................     10,258      10,756
           7.50% due 02/15/31...................     12,309      12,907
                                                            -----------
                                                              1,561,799
                                                            -----------
         Tennessee Valley Authority -- 3.2%
           4.75% due 08/01/13...................  3,400,000   3,314,997
                                                            -----------
         Total U.S. Government Agencies
            (cost $53,375,686)..................             52,902,603
                                                            -----------

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal      Value
                Security Description               Amount       (Note 3)
     ----------------------------------------------------------------------
     U.S. GOVERNMENT TREASURIES -- 38.1%
     United States Treasury Bonds -- 12.1%
       United States Treasury Bonds
        6.25% due 08/15/23#..................... $ 2,000,000  $  2,249,532
        6.63% due 02/15/27#.....................   1,000,000     1,187,266
        7.50% due 11/15/16......................   1,000,000     1,192,344
        7.88% due 02/15/21#.....................   3,000,000     3,821,250
        8.75% due 08/15/20#.....................   1,000,000     1,352,031
       United States Treasury Bonds STRIP
        zero coupon due 08/15/24................   2,040,000       841,994
       United States Treasury Bonds TIPS
        2.00% due 01/15/26#.....................   2,047,993     1,887,193
                                                              ------------
                                                                12,531,610
                                                              ------------
     United States Treasury Notes -- 26.0%
       United States Treasury Notes
        2.75% due 08/15/07#.....................   3,000,000     2,987,343
        3.25% due 08/15/07#.....................   3,000,000     2,989,923
        4.00% due 09/30/07#.....................   2,000,000     1,994,218
        4.00% due 02/15/15#.....................   1,000,000       942,812
        4.25% due 10/31/07#.....................   4,000,000     3,990,312
        4.25% due 08/15/13#.....................   1,000,000       969,375
        4.25% due 08/15/15#.....................   1,000,000       956,250
        4.50% due 05/15/17#.....................   7,000,000     6,785,624
        4.75% due 02/15/10#.....................   1,000,000       996,484
        4.75% due 02/15/37#.....................   4,500,000     4,316,836
                                                              ------------
                                                                26,929,177
                                                              ------------
     Total U.S. Government Treasuries
        (cost $40,002,315)......................                39,460,787
                                                              ------------
     Total Long - Term Investment Securities
        (cost $102,543,535).....................               101,450,376
                                                              ------------
     SHORT - TERM INVESTMENT SECURITIES -- 18.6%
     Collective Investment Pool -- 18.6%
       Securities Lending Quality Trust
        (cost $19,278,239)(2)...................  19,278,239    19,278,239
                                                              ------------
     REPURCHASE AGREEMENT -- 0.9%
       UBS Securities, LLC
        Joint Repurchase Agreement
        (cost $911,000)(4)......................     911,000       911,000
                                                              ------------
     TOTAL INVESTMENTS
        (cost $122,732,774)(3)..................       117.5%  121,639,615
     Liabilities in excess of other assets......       (17.5)  (18,156,386)
                                                 -----------  ------------
     NET ASSETS --                                     100.0% $103,483,229
                                                 ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 3).
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.
(4)See Note 3 for details of Joint Repurchase Agreement.
TIPS--Treasury Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I Growth & Income Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Finance -- Investment Banker/Broker....................   9.1%
         Oil Companies -- Integrated............................   8.2
         Repurchase Agreements..................................   7.9
         Diversified Manufactured Operations....................   7.5
         Banks -- Super Regional................................   6.2
         Collective Investment Pool.............................   4.4
         Telephone -- Integrated................................   3.8
         Cable TV...............................................   3.5
         Medical -- Drugs.......................................   3.1
         Computers..............................................   2.9
         Oil -- Field Services..................................   2.6
         Aerospace/Defense -- Equipment.........................   2.0
         Applications Software..................................   2.0
         Cosmetics & Toiletries.................................   2.0
         Retail -- Discount.....................................   2.0
         Transport -- Services..................................   1.9
         Medical Products.......................................   1.8
         Beverages -- Non-alcoholic.............................   1.6
         Finance -- Mortgage Loan/Banker........................   1.6
         Electric -- Integrated.................................   1.5
         Electronic Components -- Semiconductors................   1.5
         Finance -- Credit Card.................................   1.5
         Medical -- HMO.........................................   1.5
         Physical Therapy/Rehabilation Centers..................   1.5
         Telecom Equipment -- Fiber Optics......................   1.5
         Food -- Wholesale/Distribution.........................   1.4
         Insurance -- Property/Casualty.........................   1.4
         Medical -- Biomedical/Gene.............................   1.4
         Retail -- Building Products............................   1.4
         Retail -- Office Supplies..............................   1.4
         Tobacco................................................   1.3
         Aerospace/Defense......................................   1.1
         Chemicals -- Diversified...............................   1.1
         Paper & Related Products...............................   1.1
         Electronic Connectors..................................   1.0
         Enterprise Software/Service............................   1.0
         Finance -- Consumer Loans..............................   1.0
         Medical Instruments....................................   1.0
         Networking Products....................................   1.0
         Retail -- Consumer Electronics.........................   1.0
         Retail -- Drug Store...................................   1.0
         Web Portals/ISP........................................   1.0
         Computers -- Memory Devices............................   0.9
         Food -- Confectionery..................................   0.9
         Metal -- Aluminum......................................   0.9
         Wireless Equipment.....................................   0.9
                                                                 -----
                                                                 106.3%
                                                                 =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 94.0%
       Aerospace/Defense -- 1.1%
         Boeing Co...................................  16,500 $ 1,659,735
                                                              -----------
       Aerospace/Defense - Equipment -- 2.0%
         United Technologies Corp....................  42,400   2,991,320
                                                              -----------
       Applications Software -- 2.0%
         Microsoft Corp..............................  98,400   3,017,928
                                                              -----------
       Banks - Super Regional -- 6.2%
         Bank of America Corp........................  82,000   4,158,220
         Wachovia Corp...............................  51,500   2,790,785
         Wells Fargo & Co............................  62,500   2,255,625
                                                              -----------
                                                                9,204,630
                                                              -----------
       Beverages - Non-alcoholic -- 1.6%
         PepsiCo, Inc................................  34,400   2,350,552
                                                              -----------
       Cable TV -- 3.5%
         Comcast Corp., Class A+..................... 108,700   2,979,467
         Time Warner Cable, Inc. Class A+#...........  58,500   2,246,985
                                                              -----------
                                                                5,226,452
                                                              -----------
       Chemicals - Diversified -- 1.1%
         Dow Chemical Co.............................  36,300   1,647,294
                                                              -----------
       Computers -- 2.9%
         Apple Computer, Inc.+.......................  10,000   1,215,600
         Hewlett - Packard Co........................  34,500   1,576,995
         International Business Machines Corp........  14,000   1,492,400
                                                              -----------
                                                                4,284,995
                                                              -----------
       Computers - Memory Devices -- 0.9%
         Network Appliance, Inc.+....................  39,700   1,277,943
         Seagate Technology(1)(2)(3).................  10,000           0
                                                              -----------
                                                                1,277,943
                                                              -----------
       Cosmetics & Toiletries -- 2.0%
         Procter & Gamble Co.........................  47,300   3,005,915
                                                              -----------
       Diversified Manufactured Operations -- 7.5%
         3M Co.......................................  26,500   2,330,940
         Dover Corp..................................  58,500   2,927,925
         General Electric Co......................... 105,500   3,964,690
         Textron, Inc................................  18,000   1,931,400
                                                              -----------
                                                               11,154,955
                                                              -----------
       Electric - Integrated -- 1.5%
         Duke Energy Corp............................ 112,000   2,188,480
                                                              -----------
       Electronic Components - Semiconductors -- 1.5%
         Intel Corp.................................. 101,600   2,252,472
                                                              -----------
       Electronic Connectors -- 1.0%
         Amphenol Corp., Class A.....................  41,900   1,499,182
                                                              -----------
       Enterprise Software/Service -- 1.0%
         Oracle Corp.+...............................  78,400   1,519,392
                                                              -----------
       Finance - Consumer Loans -- 1.0%
         SLM Corp....................................  26,100   1,467,081
                                                              -----------
       Finance - Credit Card -- 1.5%
         American Express Co.........................  34,000   2,209,320
                                                              -----------
       Finance - Investment Banker/Broker -- 9.1%
         Citigroup, Inc..............................  76,600   4,173,934
         J.P. Morgan Chase & Co......................  61,800   3,203,094
         Merrill Lynch & Co., Inc....................  32,000   2,967,360
         TD Ameritrade Holding Corp.+#............... 159,800   3,280,694
                                                              -----------
                                                               13,625,082
                                                              -----------

                                                               Value
                    Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Finance - Mortgage Loan/Banker -- 1.6%
          Fannie Mae................................. 38,100 $ 2,435,352
                                                             -----------
        Food - Confectionery -- 0.9%
          Hershey Co................................. 26,400   1,391,544
                                                             -----------
        Food - Wholesale/Distribution -- 1.4%
          Sysco Corp................................. 63,100   2,089,872
                                                             -----------
        Insurance - Property/Casualty -- 1.4%
          Chubb Corp................................. 38,000   2,085,060
                                                             -----------
        Medical Instruments -- 1.0%
          Medtronic, Inc............................. 27,600   1,467,492
                                                             -----------
        Medical Products -- 1.8%
          Johnson & Johnson.......................... 42,100   2,663,667
                                                             -----------
        Medical - Biomedical/Gene -- 1.4%
          Amgen, Inc.+............................... 11,300     636,529
          Genzyme Corp.+............................. 22,700   1,464,604
                                                             -----------
                                                               2,101,133
                                                             -----------
        Medical - Drugs -- 3.1%
          Abbott Laboratories........................ 31,100   1,752,485
          Bristol - Myers Squibb Co.................. 25,100     760,781
          Pfizer, Inc................................ 79,300   2,179,957
                                                             -----------
                                                               4,693,223
                                                             -----------
        Medical - HMO -- 1.5%
          UnitedHealth Group, Inc.................... 41,300   2,262,001
                                                             -----------
        Metal - Aluminum -- 0.9%
          Alcoa, Inc................................. 33,300   1,374,624
                                                             -----------
        Networking Products -- 1.0%
          Cisco Systems, Inc.+....................... 57,300   1,542,516
                                                             -----------
        Oil Companies - Integrated -- 8.2%
          Chevron Corp............................... 30,300   2,469,147
          ConocoPhillips............................. 40,500   3,135,915
          Exxon Mobil Corp........................... 51,700   4,299,889
          Occidental Petroleum Corp.................. 42,000   2,308,740
                                                             -----------
                                                              12,213,691
                                                             -----------
        Oil - Field Services -- 2.6%
          Halliburton Co............................. 61,200   2,200,140
          Schlumberger, Ltd.......................... 21,600   1,681,992
                                                             -----------
                                                               3,882,132
                                                             -----------
        Paper & Related Products -- 1.1%
          International Paper Co.#................... 43,800   1,715,646
                                                             -----------
        Physical Therapy/Rehabilation Centers -- 1.5%
          Psychiatric Solutions, Inc.+#.............. 56,300   2,196,826
                                                             -----------
        Retail - Building Products -- 1.4%
          Home Depot, Inc............................ 54,100   2,102,867
                                                             -----------
        Retail - Consumer Electronics -- 1.0%
          Best Buy Co., Inc.......................... 31,300   1,511,477
                                                             -----------
        Retail - Discount -- 2.0%
          Target Corp................................ 47,900   2,990,397
                                                             -----------
        Retail - Drug Store -- 1.0%
          CVS Caremark Corp.......................... 37,800   1,456,812
                                                             -----------
        Retail - Office Supplies -- 1.4%
          Staples, Inc............................... 82,800   2,074,968
                                                             -----------
        Telecom Equipment - Fiber Optics -- 1.5%
          Corning, Inc.+............................. 87,000   2,175,000
                                                             -----------

VALIC Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                      Shares/
                                                     Principal      Value
               Security Description                   Amount       (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Telephone - Integrated -- 3.8%
   AT&T, Inc......................................      75,600   $  3,125,304
   Verizon Communications, Inc....................      57,100      2,485,563
                                                                 ------------
                                                                    5,610,867
                                                                 ------------
 Tobacco -- 1.3%
   Altria Group, Inc..............................      26,700      1,898,370
                                                                 ------------
 Transport - Services -- 1.9%
   United Parcel Service, Inc., Class B...........      40,100      2,885,997
                                                                 ------------
 Web Portals/ISP -- 1.0%
   Google, Inc., Class A+.........................       2,900      1,443,475
                                                                 ------------
 Wireless Equipment -- 0.9%
   QUALCOMM, Inc..................................      33,200      1,425,940
                                                                 ------------
 Total Long-Term Investment Securities
    (cost $126,789,984)...........................                140,273,677
                                                                 ------------
 SHORT-TERM INVESTMENT SECURITIES -- 4.4%
 Collective Investment Pool -- 4.4%
   Securities Lending Quality Trust(4)
    (cost $6,496,101).............................   6,496,101      6,496,101
                                                                 ------------
 REPURCHASE AGREEMENT -- 7.9%
   State Street Bank & Trust Co. Joint Repurchase
    Agreement(5)
    (cost $11,845,000)............................ $11,845,000     11,845,000
                                                                 ------------
 TOTAL INVESTMENTS
    (cost $145,131,085)(6)........................       106.3%   158,614,778
 Liabilities in excess of other assets............        (6.3)%   (9,331,884)
                                                   -----------   ------------
 NET ASSETS --                                           100.0%  $149,282,894
                                                   ===========   ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)

(1)Illiquid security
(2)Fair valued security; see Note 3
(3)To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Growth & Income Fund held the following restricted security:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology  10/14/04   10,000     $0        $0     $0.00      0.00%
                                                     ==                ====

(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 3 for details of Joint Repurchase Agreements.
(6)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Health Sciences Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Medical -- Drugs.......................................  27.1%
         Medical -- Biomedical/Gene.............................  16.3
         Therapeutics...........................................  12.3
         Medical -- HMO.........................................   6.7
         Medical Products.......................................   6.1
         Medical Instruments....................................   4.3
         Pharmacy Services......................................   2.8
         Retail -- Drug Store...................................   2.7
         Medical -- Generic Drugs...............................   1.9
         Medical -- Hospitals...................................   1.6
         Medical -- Wholesale Drug Distribution.................   1.6
         Dialysis Centers.......................................   1.5
         Diagnostic Equipment...................................   1.4
         Physicians Practice Management.........................   1.4
         Medical Labs & Testing Services........................   1.3
         Health Care Cost Containment...........................   1.2
         Medical Information Systems............................   1.2
         Drug Delivery Systems..................................   1.0
         Respiratory Products...................................   1.0
         Registered Investment Companies........................   0.9
         Agricultural Chemicals.................................   0.8
         Diagnostic Kits........................................   0.8
         Insurance -- Life/Health...............................   0.8
         Medical -- Nursing Homes...............................   0.8
         MRI/Medical Diagnostic Imaging.........................   0.6
         Optical Supplies.......................................   0.5
         Retirement/Aged Care...................................   0.5
         Disposable Medical Products............................   0.4
         Diversified Manufactured Operations....................   0.4
         Insurance -- Multi-line................................   0.4
         Chemicals -- Specialty.................................   0.3
         Hazardous Waste Disposal...............................   0.3
         Real Estate Investment Trusts..........................   0.2
         Dental Supplies & Equipment............................   0.1
         Finance -- Other Services..............................   0.1
         Medical Laser Systems..................................   0.1
         X-Ray Equipment........................................   0.1
                                                                 -----
                                                                 101.5%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 100.6%
         Agricultural Chemicals -- 0.8%
           Monsanto Co..............................  25,800 $1,589,280
                                                             ----------
         Chemicals - Specialty -- 0.3%
           Lonza Group AG...........................     584     57,742
           Symyx Technologies, Inc.+................  46,400    486,736
                                                             ----------
                                                                544,478
                                                             ----------
         Dental Supplies & Equipment -- 0.1%
           Dentsply International, Inc..............   5,100    184,314
                                                             ----------
         Diagnostic Equipment -- 1.4%
           Cytyc Corp.+.............................  14,700    621,516
           Gen-Probe, Inc.+.........................  27,300  1,476,657
           Home Diagnostics, Inc.+..................  23,200    258,448
           Immucor, Inc.+...........................  15,533    490,532
                                                             ----------
                                                              2,847,153
                                                             ----------
         Diagnostic Kits -- 0.8%
           Dade Behring Holdings, Inc...............  27,800  1,497,308
           OraSure Technologies, Inc.+..............   5,500     42,130
                                                             ----------
                                                              1,539,438
                                                             ----------
         Dialysis Centers -- 1.5%
           DaVita, Inc.+............................  29,000  1,601,670
           Fresenius AG.............................  16,420  1,259,574
                                                             ----------
                                                              2,861,244
                                                             ----------
         Disposable Medical Products -- 0.4%
           C.R. Bard, Inc...........................  10,100    852,541
                                                             ----------
         Diversified Manufactured Operations -- 0.4%
           Tyco International, Ltd..................  26,400    880,704
                                                             ----------
         Drug Delivery Systems -- 1.0%
           Alkermes, Inc.+.......................... 118,000  1,895,080
           Insite Vision, Inc.+.....................  39,900     71,421
                                                             ----------
                                                              1,966,501
                                                             ----------
         Finance - Other Services -- 0.1%
           Pharmaceutical HOLDRs Trust..............   3,100    263,221
                                                             ----------
         Hazardous Waste Disposal -- 0.3%
           Stericycle, Inc.+........................   6,900    629,073
                                                             ----------
         Health Care Cost Containment -- 1.2%
           McKesson Corp............................  36,300  2,291,619
                                                             ----------
         Insurance - Life/Health -- 0.8%
           CIGNA Corp...............................   9,200  1,542,196
                                                             ----------
         Insurance - Multi-line -- 0.4%
           Assurant, Inc............................  12,600    749,070
                                                             ----------
         Internet Content - Information/News -- 0.0%
           WebMD Health Corp., Class A+.............   1,800     90,468
                                                             ----------
         Medical Information Systems -- 1.2%
           Allscripts Heathcare Solutions, Inc.+....  41,400  1,016,784
           Cerner Corp.+............................  22,700  1,289,587
                                                             ----------
                                                              2,306,371
                                                             ----------
         Medical Instruments -- 4.3%
           Boston Scientific Corp.+.................  55,600    871,252
           Conceptus, Inc.+.........................  93,800  1,742,804
           DJO, Inc.+...............................   3,400    132,634
           Edwards Lifesciences Corp.+..............  17,400    873,480
           Medtronic, Inc...........................  24,400  1,297,348
           Micrus Endovascular Corp.+...............   9,900    211,761
           St. Jude Medical, Inc.+..................  58,400  2,493,096
           Stereotaxis, Inc.+.......................  62,400    751,296
                                                             ----------
                                                              8,373,671
                                                             ----------

                                                              Value
                   Security Description             Shares   (Note 3)

         --------------------------------------------------------------
         Medical Labs & Testing Services -- 1.3%
           Laboratory Corp. of America Holdings+...  31,400 $ 2,472,436
                                                            -----------
         Medical Laser Systems -- 0.1%
           LCA-Vision, Inc.........................   2,600     117,650
                                                            -----------
         Medical Products -- 6.1%
           Accuray, Inc.+..........................   2,400      55,200
           Baxter International, Inc...............  39,900   2,267,916
           Becton, Dickinson & Co..................   6,400     488,000
           Cerus Corp.+............................  55,800     347,076
           EPIX Pharmaceuticals, Inc.+.............  32,500     191,425
           Henry Schein, Inc.+.....................  41,200   2,205,436
           Johnson & Johnson.......................  14,600     923,742
           Nobel Biocare Holding AG................   5,899   2,022,845
           Sorin SpA+.............................. 105,600     281,338
           Stryker Corp............................  17,700   1,191,387
           TomoTherapy, Inc.+......................   6,600     149,028
           Zimmer Holdings, Inc.+..................  22,100   1,946,126
                                                            -----------
                                                             12,069,519
                                                            -----------
         Medical - Biomedical/Gene -- 16.3%
           Affymetrix, Inc.+.......................   4,000     103,920
           Alexion Pharmaceuticals, Inc.+..........  90,000   4,371,300
           Amgen, Inc.+............................  62,000   3,492,460
           Applera Corp. -- Celera Genomics Group+.  24,800     331,080
           Basilea Pharmaceutica AG+...............   2,900     661,782
           BioCryst Pharmaceuticals, Inc.+.........  71,700     573,600
           Biogen Idec, Inc.+......................  10,800     563,976
           BioMimetic Therapeutics, Inc.+..........   7,700     140,602
           BioSphere Medical, Inc.+................  47,100     365,496
           Celgene Corp.+..........................  34,300   2,100,532
           Cell Genesys, Inc.+.....................  35,300     152,496
           Cougar Biotechnology, Inc.+.............  33,800     895,700
           Cougar Biotechnology, Inc.+(1)..........  24,300     579,555
           deCode Genetics, Inc.+.................. 105,900     348,411
           Dyadic International, Inc.+(1)(2).......  35,800     170,766
           Encysive Pharmaceuticals, Inc.+.........   8,300      32,702
           Exelixis, Inc.+.........................  72,600     804,408
           Genentech, Inc.+........................  60,400   4,818,108
           Genmab AS+..............................   1,200      86,383
           Human Genome Sciences, Inc.+............  14,700     155,673
           Illumina, Inc.+.........................  18,000     587,340
           Incyte Corp.+........................... 170,300   1,207,427
           Integra LifeSciences Holdings+..........     500      25,660
           InterMune, Inc.+........................  20,400     542,436
           Invitrogen Corp.+.......................   6,500     470,860
           Martek Biosciences Corp.+...............  29,000     606,970
           Maxygen, Inc.+..........................  22,900     232,893
           MedImmune, Inc.+........................  44,200   2,558,296
           Momenta Pharmaceuticals, Inc.+..........  21,300     278,604
           Myriad Genetics, Inc.+..................  11,300     430,191
           Nektar Therapeutics+....................  27,300     309,582
           Orexigen Therapeutics, Inc.+............   4,500      80,550
           Panacos Pharmaceuticals, Inc.+..........  24,700     103,246
           PDL BioPharma, Inc.+....................  48,900   1,345,239
           Tercica, Inc.+..........................  63,100     422,139
           Vertex Pharmaceuticals, Inc.+...........  68,194   2,036,273
                                                            -----------
                                                             31,986,656
                                                            -----------
         Medical - Drugs -- 27.1%
           Abbott Laboratories.....................  12,700     715,645
           Abraxis Bioscience, Inc.+...............   5,000     123,100
           Acadia Pharmaceuticals, Inc.+...........  77,400     989,946
           Advanced Life Sciences Holdings, Inc.+..  27,700      97,781
           Allergan, Inc...........................  11,700   1,457,001
           Amicus Therapeutics, Inc.+..............   4,800      69,264

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Medical - Drugs (continued)
          Array Biopharma, Inc.+...................  23,900 $   297,077
          Biodel, Inc.+............................  29,400     526,260
          Bristol-Myers Squibb Co..................  14,400     436,464
          Cadence Pharmaceuticals, Inc.+...........  13,700     199,472
          Cephalon, Inc.+..........................  84,900   7,047,549
          Chugai Pharmaceutical Co., Ltd...........  67,600   1,380,329
          CombinatoRx, Inc.........................  43,915     296,426
          Cubist Pharmaceuticals, Inc.+............  77,200   1,771,740
          Elan Corp. PLC ADR+...................... 212,900   4,198,388
          Eli Lilly & Co...........................  49,700   2,913,414
          Forest Laboratories, Inc.+...............   2,900     147,059
          GlaxoSmithKline Pharmaceuticals, Ltd.....  20,400     641,164
          GlaxoSmithKline PLC......................  27,000     700,361
          Idenix Pharmaceuticals, Inc.+............  40,000     296,400
          Infinity Pharmaceuticals, Inc.+..........  35,950     388,260
          Ipsen SA.................................  25,400   1,332,901
          Medicis Pharmaceutical Corp., Class A....  11,100     366,300
          Merck & Co., Inc.........................  37,300   1,956,385
          Merck KGaA...............................   3,700     486,950
          Newron Pharmaecuticals SpA+..............   6,900     349,282
          Novartis AG ADR..........................  26,800   1,505,624
          Novo-Nordisk AS..........................   4,500     473,915
          OSI Pharmaceuticals, Inc.+...............  75,396   2,846,953
          Pharmasset, Inc.+........................  31,400     270,354
          Pharmion Corp.+..........................   8,400     243,684
          Poniard Pharmaceuticals, Inc.+...........  58,026     472,332
          Roche Holding AG.........................  19,614   3,599,957
          Sanofi-Aventis...........................   2,800     269,982
          Sawai Pharmaceutical co., Ltd............   5,900     218,644
          Schering-Plough Corp.....................  70,500   2,308,170
          Sepracor, Inc.+..........................  36,400   1,772,680
          Shire PLC................................  30,200     709,814
          Shire PLC ADR............................  19,200   1,339,200
          Sirtris Pharmaceuticals, Inc.+...........   7,400      95,386
          Takeda Pharmaceutical Co., Ltd...........   6,300     422,933
          UCB SA+..................................  16,999     990,172
          Valeant Pharmaceuticals International....  55,600     877,924
          ViroPharma, Inc.+........................  22,500     326,025
          Wyeth....................................  61,182   3,538,767
          Xenoport, Inc.+..........................  39,200   1,724,800
                                                            -----------
                                                             53,192,234
                                                            -----------
        Medical - Generic Drugs -- 1.9%
          Barr Pharmaceuticals, Inc.+..............  28,300   1,508,956
          Mylan Laboratories, Inc..................  21,000     415,170
          Pharmstandard GDR+.......................   3,800      62,890
          Teva Pharmaceutical Industries, Ltd. ADR.  32,182   1,261,535
          Towa Pharmaceutical Co., Ltd.............  14,700     582,202
                                                            -----------
                                                              3,830,753
                                                            -----------
        Medical - HMO -- 6.7%
          Aetna, Inc...............................  58,900   3,117,577
          AMERIGROUP Corp.+........................  22,200     566,100
          Centene Corp.+...........................  44,300   1,018,457
          Coventry Health Care, Inc.+..............  20,250   1,208,318
          Health Net, Inc.+........................  24,800   1,415,584
          Humana, Inc.+............................  25,300   1,569,865
          UnitedHealth Group, Inc..................  10,700     586,039
          WellPoint, Inc.+.........................  46,300   3,769,283
                                                            -----------
                                                             13,251,223
                                                            -----------
        Medical - Hospitals -- 1.6%
          Community Health Systems, Inc.+..........  38,300   1,459,996
          LifePoint Hospitals, Inc.+...............  29,300   1,189,287
          Symbion, Inc.+...........................  24,000     525,120
                                                            -----------
                                                              3,174,403
                                                            -----------

                                                                     Value
                   Security Description                    Shares   (Note 3)

  ----------------------------------------------------------------------------
  Medical - Nursing Homes -- 0.8%
    Manor Care, Inc.......................................  19,800 $ 1,346,400
    Skilled Healthcare Group, Inc. Class A+...............  19,500     308,685
                                                                   -----------
                                                                     1,655,085
                                                                   -----------
  Medical - Wholesale Drug Distribution -- 1.6%
    A&D Pharma Holding NV GDR+............................  60,100     990,627
    Cardinal Health, Inc..................................  28,800   2,086,848
                                                                   -----------
                                                                     3,077,475
                                                                   -----------
  MRI/Medical Diagnostic Imaging -- 0.6%
    Nighthawk Radiology Holdings, Inc.+...................  65,500   1,188,825
                                                                   -----------
  Optical Supplies -- 0.5%
    Alcon, Inc............................................   7,500   1,035,450
                                                                   -----------
  Patient Monitoring Equipment -- 0.0%
    Aspect Medical Systems, Inc.+.........................   5,700      92,283
                                                                   -----------
  Pharmacy Services -- 2.8%
    Express Scripts, Inc.+................................  15,600   1,592,760
    HealthExtras, Inc.+...................................  44,900   1,366,307
    Medco Health Solutions, Inc.+.........................   2,600     202,176
    National Medical Health Card Systems, Inc.+...........  22,710     374,261
    Omnicare, Inc.........................................  28,200   1,055,244
    Profarma Distribuidora de Productos Farmaceuticos SA+.  53,200     816,416
                                                                   -----------
                                                                     5,407,164
                                                                   -----------
  Physicians Practice Management -- 1.4%
    Healthways, Inc.+.....................................  22,200   1,034,964
    Matria Healthcare, Inc.+..............................  51,700   1,654,400
                                                                   -----------
                                                                     2,689,364
                                                                   -----------
  Real Estate Investment Trusts -- 0.2%
    Ventas, Inc...........................................   7,600     321,936
                                                                   -----------
  Respiratory Products -- 1.0%
    ResMed, Inc.+.........................................  33,400   1,505,672
    Respironics, Inc.+....................................   9,300     410,595
                                                                   -----------
                                                                     1,916,267
                                                                   -----------
  Retail - Drug Store -- 2.7%
    CVS Caremark Corp..................................... 136,249   5,251,036
                                                                   -----------
  Retirement/Aged Care -- 0.5%
    Sunrise Senior Living, Inc.+..........................  23,800     932,008
                                                                   -----------
  Therapeutics -- 12.3%
    Alexza Pharmaceuticals, Inc.+.........................  29,100     281,688
    Allos Therapeutics, Inc.+.............................  10,500      60,690
    Altus Pharmaceuticals, Inc.+..........................  38,900     525,928
    Amylin Pharmaceuticals, Inc.+.........................  44,900   2,076,625
    BioMarin Pharmaceutical, Inc.+........................  60,700   1,082,888
    CV Therapeutics, Inc.+................................  31,200     328,848
    Favrille, Inc.+.......................................  56,500     224,305
    Gilead Sciences, Inc.+................................ 119,200   9,866,184
    Grifols SA+...........................................  57,600   1,147,054
    ImClone Systems, Inc.+................................  18,100     747,892
    Medarex, Inc.+........................................  16,100     257,439
    MGI Pharma, Inc.+.....................................  85,200   1,821,576
    Neurocrine Biosciences, Inc.+.........................  43,100     500,822
    Onyx Pharmaceuticals, Inc.+...........................  34,400   1,029,248
    The Medicines Co.+....................................  89,500   1,746,145
    Theravance, Inc.+.....................................  46,800   1,607,112
    Transition Therapeutics, Inc.+........................  40,700      60,502
    Trimeris, Inc.+.......................................  22,500     159,075
    Trubion Pharmaceuticals, Inc.+........................   4,900      90,797
    United Therapeutics Corp.+............................   4,800     316,752
    Warner Chilcott, Ltd., Class A+.......................  15,300     277,848
                                                                   -----------
                                                                    24,209,418
                                                                   -----------

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                 Security Description                  Shares     (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   X-Ray Equipment -- 0.1%
     Hologic, Inc.+.................................     2,300  $    124,407
                                                                ------------
   Total Common Stock
      (cost $163,816,144)...........................             197,506,934
                                                                ------------
   WARRANTS -- 0.0%
   Medical - Biomedical/Gene -- 0.0%
     Dyadic International, Inc, Expires 05/30/10
      (Strike price $6.33)+(1)(2)(3)................     4,560             0
                                                                ------------
   Medical - Drugs -- 0.0%
     Poniard Pharmaceuticals, Inc Expires 01/31/11
      (Strike price $0.77)+(2)(3)...................    67,560        39,635
     Poniard Pharmaceuticals, Inc. Expires 12/03/08
      (Strike price $6.00)+(2)(3)...................     2,000             0
                                                                ------------
                                                                      39,635
                                                                ------------
   Therapeutics -- 0.0%
     Favrille, Inc. Expires 03/07/11
      (Strike price $5.25)+(2)(3)...................    15,435             0
     MannKind Corp. Expires 08/05/10
      (Strike price $12.23)+(2)(3)..................    15,000             0
                                                                ------------
                                                                           0
                                                                ------------
   Total Warrants
      (cost $2,304).................................                  39,635
                                                                ------------
   Total Long-Term Investment Securities
      (cost $163,818,448)...........................             197,546,569
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 0.9%
   Registered Investment Company -- 0.9%
     T. Rowe Price Reserve Investment Fund
      (cost $1,761,917)............................. 1,761,917     1,761,917
                                                                ------------
   TOTAL INVESTMENTS
      (cost $165,580,365)(4)........................     101.5%  199,308,486
   Liabilities in excess of other assets............      (1.5)   (2,864,596)
                                                     ---------  ------------
   NET ASSETS --                                         100.0% $196,443,890
                                                     =========  ============

--------
+  Non-income producing security
(1)Fair valued security; see Note 3
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Health Sciences Fund held the following restricted securities:

                                                                    Market
                            Acquisition        Acquisition Market    Value      % of
           Name                Date     Shares    Cost     Value   Per Share Net Assets
--------------------------- ----------- ------ ----------- ------- --------- ----------
Dade Behring Holdings, Inc.
 (Call Option)
 Aug 2007; Strike
 price $45.00.............. 01/18/2007      27   $5,675    $26,190   $9.70      0.01%
Dyadic International, Inc.
 (Warrant)
 Expires 05/30/10;
 Strike price $6.33........  12/1/2006   4,560        0          0       0      0.00%
Favrille, Inc. (Warrant)
 Expires 03/07/11;
 Strike price $5.25........   3/9/2006  15,435    1,929          0       0      0.00%
Mannkind Corp. (Warrant)
 Expires 08/05/10; Strike
 price $12.23..............   8/5/2005  15,000      375          0       0      0.00%
Poniard Pharmaceuticals,
 Inc. (Warrant)
 Expires 12/03/08;
 Strike price $6.00........  12/5/2003   2,000        0          0       0      0.00%
Poniard Pharmaceuticals,
 Inc. (Warrant)
 Expires 01/31/11;
 Strike price $0.77........   2/1/2006   5,994        0
                             4/26/2006  61,566        0
                                        ------   ------
                                        67,560        0     39,635   $0.58      0.02%
                                        ------             -------              ----
                                                           $65,825              0.03%
                                                           =======              ====

(4)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt
GDR--Global Depository Receipt

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


Open call option contracts written at May 31, 2007 for the Health Sciences Fund were as follows:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Unrealized
                                           Contract                     Number of    Premiums    Market Value at  Appreciation
Issue                                       Month       Strike Price    Contracts    Received     May 31, 2007   (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc..............  Jan-08        $ 55.00            53      $ 10,390      $   19,610      $  (9,220)
Amgen, Inc................................  Jul-07          55.00            77        15,777          23,870         (8,093)
Amgen, Inc................................  Jul-07          57.50            77        13,033          13,475           (442)
Amgen, Inc................................  Jul-07          60.00           103        27,056           9,270         17,786
Amgen, Inc................................  Oct-07          65.00           156        47,813          17,160         30,653
Amgen, Inc................................  Jan-08          60.00            77        22,484          29,260         (6,776)
Amgen, Inc................................  Jan-08          65.00            78        30,186          15,600         14,586
Amylin Pharamceuticals, Inc...............  Jul-07          50.00           103        10,474          11,330           (856)
Caremark Rx, Inc..........................  Jun-07          55.00           188        27,333         321,480       (294,147)
Celgene Corp..............................  Jul-07          65.00            81        22,333          14,985          7,348
Centene Corp..............................  Sep-07          22.50            26         5,057           6,760         (1,703)
Cephalon, Inc.............................  Aug-07          80.00            26         7,574          18,460        (10,886)
CIGNA Corp................................  Jul-07         145.00            53        24,058         128,260       (104,202)
Coventry Health Care, Inc.................  Oct-07          65.00            51         9,282           9,180            102
Dade Behring Holdings, Inc.(2)(3).........  Aug-07          45.00            27         5,675          26,190        (20,515)
DaVita, Inc...............................  Jul-07          55.00            26         4,082           5,460         (1,378)
DaVita, Inc...............................  Jul-07          60.00            27         5,723           1,350          4,373
Elan, Inc.................................  Jan-08          25.00            97        11,834          15,520         (3,686)
Eli Lilly & Co............................  Oct-07          65.00           103         9,958           6,180          3,778
Genentech, Inc............................  Sep-07          90.00            52        12,879           6,240          6,639
Genentech, Inc............................  Sep-07         100.00            42        11,855           1,050         10,805
Genentech, Inc............................  Jan-08         100.00            28        14,301           3,220         11,081
Genentech, Inc............................  Jan-08         110.00            54        11,718           2,160          9,558
Gilead Sciences, Inc......................  Jun-07          85.00            51         7,446           4,335          3,111
Gilead Sciences, Inc......................  Aug-07          85.00           127        28,053          48,260        (20,207)
Henry Schein, Inc.........................  Jul-07          55.00            30         2,505           2,850           (345)
Hologic, Inc..............................  Sep-07          60.00            23         5,666           5,750            (84)
Immucor Corp..............................  Jun-07          35.00            54        14,670           1,350         13,320
InterMune, Inc............................  Jan-08          35.00            55        17,427          16,225          1,202
Invitrogen Corp...........................  Aug-07          75.00            28         5,446           7,000         (1,554)
Manor Care, Inc...........................  Jan-08          60.00            77        15,585          79,310        (63,725)
Medco Health Solutions, inc...............  Jan-08          70.00            26         6,357          34,320        (27,963)
Medtronic, Inc............................  Jan-08          55.00           154        31,432          47,740        (16,308)
Merck & Co., Inc..........................  Jul-07          47.50            21         2,254          11,130         (8,876)
Novartis AG ADR...........................  Jan-08          60.00            98        20,436          21,560         (1,124)
Omnicare, Inc.............................  Jun-07          35.00           154        22,089          22,089              0
Omnicare, Inc.............................  Sep-07          37.50           100        15,171          30,000        (14,829)
Omnicare, Inc.............................  Sep-07          42.50            28         6,276           3,640          2,636
PDL BioPharma, Inc........................  Jul-07          30.00            51         7,497           6,375          1,122
St. Jude Medical, Inc.....................  Jul-07          40.00            52        12,523          20,280         (7,757)
St. Jude Medical, Inc.....................  Jul-07          45.00            15         3,743           1,800          1,943
St. Jude Medical, Inc.....................  Jan-08          50.00            53        11,656          10,070          1,586
Sepracor, Inc.............................  Jan-08          65.00           103        20,502          10,300         10,202
Teva Pharmaceuticals Industries, Ltd......  Jan-08          45.00            73         7,446           8,760         (1,314)
The Medicines Co..........................  Jul-07          25.00           125        23,445           1,875         21,570
The Medicines Co..........................  Oct-07          25.00            51        10,775           2,295          8,480
UnitedHealth Group, Inc...................  Jan-08          65.00           107        20,811          17,655          3,156
Valeant Pharmaceuticals International.....  Sep-07          17.50            73        13,470           4,015          9,455
Valeant Pharmaceuticals International.....  Jan-08          20.00           153        14,939           5,355          9,584
Vertex Pharmaceuticals, Inc...............  Jul-07          35.00           103         8,985           3,605          5,380
Wyeth.....................................  Jul-07          60.00           103        12,050          10,815          1,235
Wyeth.....................................  Jan-08          65.00            77        13,436          13,860           (424)
Zimmer Holdings, Inc......................  Jun-07          85.00            27         6,257           9,720         (3,463)
Zimmer Holdings, Inc......................  Jan-08          85.00            53        39,855          48,760         (8,905)
                                                                          -----       --------     ----------      ---------
                                                                          3,850      $789,078      $1,217,169      $(428,091)
                                                                          =====       ========     ==========      =========

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


Open put option contracts written at May 31, 2007
 for the Health Sciences Fund were as follows:
---------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                              Contract              Number of Premiums Market Value at  Appreciation
Issue                                          Month   Strike Price Contracts Received  May 31, 2007   (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Abbott Laboratories..........................  Jan-08    $ 55.00        66    $ 23,891     $18,480        $  5,411
Aetna, Inc...................................  Jan-08      45.00        33      16,730       2,310          14,420
Alcon, Inc...................................  Jan-08     140.00        19      21,203      18,240           2,963
Allergan, Inc................................  Jul-07     120.00        49      40,502       9,555          30,947
Allergan, Inc................................  Jan-08     125.00        56      69,608      45,920          23,688
Allergan, Inc................................  Jan-08     130.00        10      12,670      10,700           1,970
Alexion Pharmaceuticals, Inc.................  Nov-07      45.00        29      14,353       8,990           5,363
Alexion Pharmaceuticals, Inc.................  Jan-08      45.00        41      23,063      15,170           7,893
Alexion Pharmaceuticals, Inc.................  Jan-08      50.00        80      82,249      46,400          35,849
Alexion Pharmaceuticals, Inc.................  Jan-08      55.00        24      23,046      20,640           2,406
Alkermes, Inc................................  Aug-07      15.00        55      12,948       3,575           9,373
Alkermes, Inc................................  Jan-08      17.50        31       8,707       9,300            (593)
Amgen, Inc...................................  Oct-07      65.00        26      11,752      22,880         (11,128)
Amylin Pharmaceuticals, Inc..................  Jul-07      35.00        11       3,280         220           3,060
Amylin Pharmaceuticals, Inc..................  Jul-07      40.00        11       4,697         660           4,037
Amylin Pharmaceuticals, Inc..................  Jan-08      40.00        27      16,957       8,640           8,317
Amylin Pharmaceuticals, Inc..................  Jan-08      45.00        30      27,493      15,000          12,493
Amylin Pharmaceuticals, Inc..................  Jan-08      50.00        35      35,199      25,900           9,299
Barr Pharmaceuticals, Inc....................  Nov-07      55.00        14       9,718       5,600           4,118
Becton, Dickinson & Co.......................  Sep-07      75.00        32      12,384       7,200           5,184
Bristol-Myers Squibb Co......................  Jan-08      32.50        51      19,482      17,850           1,632
Cardinal Health, Inc.........................  Jun-07      70.00        11       8,454         330           8,124
Cardinal Health, Inc.........................  Jan-08      70.00        16       6,694       4,240           2,454
Cardinal Health, Inc.........................  Jan-08      75.00        82      52,071      39,360          12,711
Cardinal Health, Inc.........................  Jan-08      80.00       110     111,867      89,100          22,767
Caremark Rx, Inc.............................  Jun-07      50.00        32      12,406         160          12,246
Celgene Corp.................................  Jul-07      50.00         5       2,135         250           1,885
Celgene Corp.................................  Jul-07      65.00        21      11,939      11,130             809
Celgene Corp.................................  Jan-08      50.00         5       3,135       1,300           1,835
Celgene Corp.................................  Jan-08      55.00         5       4,335       2,000           2,335
Celgene Corp.................................  Jan-08      60.00        18      18,575      10,260           8,315
Celgene Corp.................................  Jan-08      65.00        47      46,249      37,600           8,649
Celgene Corp.................................  Jan-08      70.00        10       9,170      11,000          (1,830)
Cephalon, Inc................................  Jan-08      75.00        52      46,157      20,800          25,357
Cerner Corp..................................  Sep-07      55.00        18      11,376       5,400           5,976
Cerner Corp..................................  Sep-07      60.00        10       5,770       5,500             270
CIGNA Corp...................................  Jul-07     145.00        21      10,857         840          10,017
Conceptus, Inc...............................  Aug-07      20.00        23       5,588       4,945             643
Conceptus, Inc...............................  Nov-07      20.00        25       5,232       6,500          (1,268)
C.R. Bard, Inc...............................  Jan-08      85.00        31      14,477      12,710           1,767
Cubist Pharmaceuticals, Inc..................  Jan-08      20.00        57      22,672       7,695          14,977
CVS Caremark Corp............................  Jan-08      35.00       103      24,783      14,420          10,363
CVS Caremark Corp............................  Jan-08      40.00        77      31,087      26,180           4,907
Dade Behring Holdings, Inc...................  Aug-07      50.00        26       5,671       2,600           3,071
DaVita, Inc..................................  Jul-07      55.00        16       2,912       2,560             352
DaVita, Inc..................................  Jan-08      55.00        31       9,207      10,540          (1,333)
Elan Corp. PLC ADR...........................  Jan-08      15.00        51      18,840       5,355          13,485
Elan Corp. PLC ADR...........................  Jan-08      17.50        51      20,502       9,435          11,067
Eli Lilly & Co...............................  Oct-07      55.00        25       7,860       2,500           5,360
Express Scripts, Inc.........................  Jan-08      70.00        49      39,700       3,185          36,515
Express Scripts, Inc.........................  Jan-08      85.00        53      69,929      12,720          57,209
Express Scripts, Inc.........................  Jan-08      95.00        26      15,782      13,000           2,782
Genentech, Inc...............................  Jan-08      80.00        20      10,605      10,400             205
Genzyme Corp.................................  Jan-08      70.00        21      17,845      15,540           2,305
Gen-Probe, Inc...............................  Jan-08      50.00        27      12,609       5,940           6,669
Gen-Probe, Inc...............................  Jan-08      55.00        15       8,655       6,150           2,505
Gilead Sciences, Inc.........................  Jan-08      65.00        11       7,062       1,870           5,192
Gilead Sciences, Inc.........................  Jan-08      70.00        27      15,336       7,155           8,181
Gilead Sciences, Inc.........................  Jan-08      75.00        37      27,958      14,800          13,158
Gilead Sciences, Inc.........................  Jan-08      80.00        29      29,454      16,530          12,924
Gilead Sciences, Inc.........................  Jan-08      85.00        10      10,820       8,000           2,820
Health Net, Inc..............................  Jan-08      60.00        16      10,192       9,280             912
Healthways, Inc..............................  Nov-07      50.00        26      13,192      14,040            (848)
Henry Schein, Inc............................  Jan-08      50.00        26      11,732       4,160           7,572
Henry Schein, Inc............................  Jan-08      55.00        10       3,770       3,600             170
Humana, Inc..................................  Jan-08      60.00        54      43,767      23,760          20,007

VALIC Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Unrealized
                                              Contract              Number of  Premiums  Market Value at  Appreciation
Issue                                          Month   Strike Price Contracts  Received   May 31, 2007   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
Humana, Inc..................................  Jan-08     $65.00         26   $   17,082   $   16,900       $    182
Illumina, Inc................................  Jan-08      40.00         57       52,008       50,160          1,848
ImClone Systems, Inc.........................  Jan-08      30.00         32       12,917        3,520          9,397
ImClone Systems, Inc.........................  Jan-08      40.00         45       19,255       19,350            (95)
ImClone Systems, Inc.........................  Jan-08      45.00         32       22,129       22,080             49
InterMune, Inc...............................  Jan-08      35.00         41       40,204       43,870         (3,666)
Invitrogen Corp..............................  Aug-07      70.00         33       20,152        6,930         13,222
Invitrogen Corp..............................  Jan-08      70.00         26       18,262       10,140          8,122
Johnson & Johnson............................  Jan-08      60.00          5        1,135          750            385
Laboratory Corp. of America Holdings.........  Jan-08      70.00         10        4,520        1,400          3,120
Laboratory Corp. of America Holdings.........  Jan-08      75.00         31       12,152        8,370          3,782
Laboratory Corp. of America Holdings.........  Jan-08      80.00         59       41,752       27,730         14,022
Laboratory Corp. of America Holdings.........  Jan-08      85.00         10        7,170        7,600           (430)
LifePoint Hospitals, Inc.....................  Jan-08      40.00         31       10,137        7,440          2,697
Manor Care, Inc..............................  Jan-08      60.00         32        6,397        3,680          2,717
Manor Care, Inc..............................  Jan-08      65.00         26        8,022        5,720          2,302
McKesson Corp................................  Jan-08      55.00         15        4,855        1,575          3,280
McKesson Corp................................  Jan-08      60.00         15        9,055        3,300          5,755
McKesson Corp................................  Jan-08      65.00         19       12,727        8,170          4,557
Medco Health Solutions, Inc..................  Jan-08      55.00         31       17,886        1,860         16,026
MedImmune, Inc...............................  Jan-08      35.00         36       13,082          360         12,722
MedImmune, Inc...............................  Jan-08      45.00         10        3,170          100          3,070
Medtronic, Inc...............................  Jan-08      55.00         74       36,377       26,640          9,737
Merck & Co., Inc.............................  Jul-07      47.50         34       13,138       18,020         (4,882)
Merck & Co., Inc.............................  Jan-08      50.00         11        7,877        2,475          5,402
Merck & Co., Inc.............................  Jan-08      55.00         43       20,610       19,780            830
Merck & Co., Inc.............................  Jan-08      60.00         47       33,838       38,540         (4,702)
Monsanto Co..................................  Jul-07      50.00         10        4,370          150          4,220
Monsanto Co..................................  Jul-07      55.00         26       15,429        1,300         14,129
Monsanto Co..................................  Jan-08      60.00         88       67,024       36,080         30,944
Nighthawk Radiology Holdings, Inc............  Sep-07      22.50         52       14,753       24,440         (9,687)
Omnicare, Inc................................  Sep-07      35.00         31        6,097        4,650          1,447
Onyx Pharmaceuticals, Inc....................  Jan-08      30.00         26       13,442       12,740            702
ResMed, Inc..................................  Oct-07      45.00         39       10,188       11,115           (927)
ResMed, Inc..................................  Oct-07      50.00         10        5,070        5,900           (830)
St. Jude Medical, Inc........................  Jul-07      35.00         33        7,821          495          7,326
St. Jude Medical, Inc........................  Jul-07      40.00         21        5,549        1,890          3,659
St. Jude Medical, Inc........................  Jan-08      40.00         26        8,632        6,240          2,392
St. Jude Medical, Inc........................  Jan-08      45.00         36       13,737       16,920         (3,183)
Schering-Plough Corp.........................  Jan-08      25.00         98       28,615        2,450         26,165
Stericycle, Inc..............................  Nov-07      85.00         10        5,070        2,450          2,620
Stryker Corp.................................  Jan-08      65.00         55       26,500       15,950         10,550
Teva Pharmaceuticals Industries, Ltd.........  Jun-07      32.50         41        8,886          205          8,681
Teva Pharmaceuticals Industries, Ltd.........  Jan-08      35.00         29        8,758        3,480          5,278
Teva Pharmaceuticals Industries, Ltd.........  Jan-08      40.00         10        4,620        2,900          1,720
UnitedHealth Group, Inc......................  Jan-08      60.00         31       19,282       21,080         (1,798)
Varian, Inc..................................  Jan-08      45.00         31        9,594       17,670         (8,076)
Vertex Pharmaceuticals, Inc..................  Jan-08      30.00         29       15,509       12,470          3,039
Vertex Pharmaceuticals, Inc..................  Jan-08      35.00         29       23,112       20,590          2,522
Walgreen Co..................................  Jan-08      50.00         11        5,907        5,720            187
WellPoint, Inc...............................  Jun-07      80.00         10        9,070          650          8,420
WellPoint, Inc...............................  Jan-08      80.00         32       20,527       12,480          8,047
WellPoint, Inc...............................  Jan-08      90.00         20       22,844       18,800          4,044
Wyeth........................................  Jan-08      55.00         36       10,152        8,460          1,692
Wyeth........................................  Jan-08      60.00         52       28,963       23,400          5,563
Zimmer Holdings, Inc.........................  Jan-08      90.00         32       24,703       17,920          6,783
                                                                      -----   ----------   ----------       --------
                                                                      3,951   $2,278,494   $1,493,125       $785,369
                                                                      =====   ==========   ==========       ========


See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                     United States Treasury Bonds..  32.2%
                     United States Treasury Notes..  22.1
                     Time Deposits.................  14.2
                     Federal National Mtg. Assoc...  12.3
                     Finance -- Investment
                      Banker/Broker................   5.1
                     Insurance -- Life/Health......   4.5
                     Federal Home Loan Mtg. Corp...   4.3
                     Federal Home Loan Bank........   3.1
                     Finance -- Commercial.........   1.7
                     Finance -- Consumer Loans.....   1.5
                     Special Purpose Entities......   0.9
                     Tennessee Valley Authority....   0.6
                     Banks -- Money Center.........   0.3
                                                    -----
                                                    102.8%
                                                    =====

Credit Quality+#

                         Government -- Agency..  22.3%
                         Government -- Treasury  62.5
                         AA....................   7.6
                         A.....................   7.6
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                   Principal   Value
                   Security Description             Amount    (Note 3)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES -- 14.0%
        Banks - Money Center -- 0.3%
          RBS Capital Trust II
           Bonds
           6.43% due 01/03/34(1).................. $ 50,000  $   49,934
                                                             ----------
        Finance - Commercial -- 1.7%
          CIT Group, Inc.
           Notes
           4.98% due 12/14/16(2)..................  300,000     269,997
                                                             ----------
        Finance - Consumer Loans -- 1.5%
          SLM Corp.
           Notes
           4.48% due 05/01/14(2)..................  130,000     106,175
          SLM Corp.
           Notes
           4.54% due 11/21/13(2)..................  150,000     125,956
                                                             ----------
                                                                232,131
                                                             ----------
        Finance - Investment Banker/Broker -- 5.1%
          Lehman Brothers Holdings, Inc.
           Notes
           3.47% due 04/14/11(2)..................  400,000     374,656
          Lehman Brothers Holdings, Inc.
           Notes
           4.83% due 06/10/14(2)..................  150,000     138,675
          Morgan Stanley
           Senior Notes
           4.42% due 06/01/11(2)..................  150,000     141,324
          Morgan Stanley
           Senior Notes
           4.77% due 11/01/13(2)..................  150,000     140,320
                                                             ----------
                                                                794,975
                                                             ----------
        Insurance - Life/Health -- 4.5%
          Jackson National Life Global Funding
           Notes
           4.74% due 05/01/14*(2).................  300,000     285,734
          Pacific Life Global Funding
           Bonds
           4.60% due 02/06/16*(2).................  300,000     282,255
          Principal Life Income Funding Trust
           Notes
           3.47% due 04/01/08(2)..................  150,000     146,303
                                                             ----------
                                                                714,292
                                                             ----------
        Special Purpose Entity -- 0.9%
          Allstate Life Global Funding Trust
           Sec. Notes
           3.47% due 03/01/10(2)..................  150,000     139,844
                                                             ----------
        Total Corporate Bonds & Notes
           (cost $2,391,638)......................            2,201,173
                                                             ----------
        U.S. GOVERNMENT AGENCIES -- 20.3%
        Federal Home Loan Bank -- 3.1%
          3.63% due 01/15/08......................  500,000     494,858
                                                             ----------

                                                         Principal     Value
                 Security Description                     Amount      (Note 3)

--------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp. -- 4.3%
  4.50% due 01/15/15................................... $  135,000  $   128,914
  6.25% due 07/15/32...................................    500,000      555,814
                                                                    -----------
                                                                        684,728
                                                                    -----------
Federal National Mtg. Assoc. -- 12.3%
  3.56% due 02/17/09(2)................................  2,000,000    1,928,800
                                                                    -----------
Tennessee Valley Authority -- 0.6%
  4.65% due 06/15/35...................................    100,000       88,637
                                                                    -----------
Total U.S. Government Agencies
   (cost $3,316,914)...................................               3,197,023
                                                                    -----------
U.S. GOVERNMENT TREASURIES -- 54.3%
United States Treasury Bonds -- 32.2%
  2.00% due 01/15/26 TIPS(3)...........................  5,337,194    4,918,139
  4.50% due 02/15/36...................................    162,000      149,129
                                                                    -----------
                                                                      5,067,268
                                                                    -----------
United States Treasury Notes -- 22.1%
  1.63% due 01/15/15 TIPS(3)...........................  2,483,573    2,330,680
  1.88% due 07/15/15 TIPS(3)...........................    263,858      251,839
  2.00% due 07/15/14 TIPS(3)...........................    920,290      890,955
                                                                    -----------
                                                                      3,473,474
                                                                    -----------
Total U.S. Government Treasuries
   (cost $8,709,790)...................................               8,540,742
                                                                    -----------
Total Long-Term Investment Securities
   (cost $14,418,342)..................................              13,938,938
                                                                    -----------
SHORT-TERM INVESTMENT SECURITIES -- 14.2%
Time Deposit -- 14.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07
   (cost $2,230,000)...................................  2,230,000    2,230,000
                                                                    -----------
TOTAL INVESTMENTS
   (cost $16,648,342)(4)...............................      102.8%  16,168,938
Liabilities in excess of other assets..................       (2.8)    (447,115)
                                                        ----------  -----------
NET ASSETS --                                                100.0% $15,721,823
                                                        ==========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $567,989 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Perpetual maturity -- maturity date reflects the next call date.
(2)Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)Principal amount of security is adjusted for inflation.
(4)See Note 6 for cost of investments on a tax basis.
TIPS Treasury Inflation Protected Securities

See Notes to Financial Statements

VALIC Company I International Equities Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool............................. 20.4%
         Banks -- Commercial.................................... 14.9
         Oil Companies -- Integrated............................  5.3
         Medical -- Drugs.......................................  5.1
         Electric -- Integrated.................................  3.7
         Auto -- Cars/Light Trucks..............................  3.2
         Telephone -- Integrated................................  3.1
         Index Fund.............................................  3.0
         Repurchase Agreements..................................  2.8
         Insurance -- Multi-line................................  2.7
         Food -- Misc...........................................  2.3
         Diversified Minerals...................................  1.9
         Finance -- Investment Banker/Broker....................  1.8
         Steel -- Producers.....................................  1.6
         Chemicals -- Diversified...............................  1.5
         Real Estate Operations & Development...................  1.4
         Food -- Retail.........................................  1.3
         Cellular Telecom.......................................  1.2
         Diversified Manufactured Operations....................  1.2
         Electronic Components -- Misc..........................  1.1
         Tobacco................................................  1.1
         Wireless Equipment.....................................  1.1
         Insurance -- Life/Health...............................  1.0
         Machinery -- General Industrial........................  0.9
         Brewery................................................  0.8
         Building Products -- Cement............................  0.8
         Electric Products -- Misc..............................  0.8
         Import/Export..........................................  0.8
         Real Estate Management/Services........................  0.8
         Audio/Video Products...................................  0.7
         Metal -- Diversified...................................  0.7
         Office Automation & Equipment..........................  0.7
         Photo Equipment & Supplies.............................  0.7
         Building -- Heavy Construction.........................  0.6
         Electronic Components -- Semiconductors................  0.6
         Engineering/R&D Services...............................  0.6
         Enterprise Software/Service............................  0.6
         Multimedia.............................................  0.6
         Retail -- Major Department Stores......................  0.6
         Transport -- Marine....................................  0.6
         Transport -- Rail......................................  0.6
         Auto/Truck Parts & Equipment -- Original...............  0.5
         Beverages -- Wine/Spirits..............................  0.5
         Building & Construction Products -- Misc...............  0.5
         Building -- Residential/Commerical.....................  0.5
         Diversified Operations.................................  0.5
         Finance -- Other Services..............................  0.5
         Gas -- Distribution....................................  0.5
         Insurance -- Property/Casualty.........................  0.5
         Insurance -- Reinsurance...............................  0.5
         Machinery -- Construction & Mining.....................  0.5
         Machinery -- Electrical................................  0.5
         Machinery -- Material Handling.........................  0.5
         Medical Products.......................................  0.5
         Semiconductor Equipment................................  0.5
         Telecom Services.......................................  0.5
         Transport -- Services..................................  0.5
         Aerospace/Defense......................................  0.4
         Airlines...............................................  0.4
         Building & Construction -- Misc........................  0.4
         Cosmetics & Toiletries.................................  0.4
         Finance -- Leasing Companies...........................  0.4
         Machine Tools & Related Products.......................  0.4
         Property Trust.........................................  0.4
         Retail -- Apparel/Shoe.................................  0.4
         Water..................................................  0.4
         Distribution/Wholesale.................................  0.3
         Electric -- Distribution...............................  0.3
         Miscellaneous Manufacturing............................  0.3

          Paper & Related Products............................... 0.3
          Publishing -- Books.................................... 0.3
          Real Estate Investment Trusts.......................... 0.3
          Retail -- Jewelry...................................... 0.3
          Retail -- Misc./Diversified............................ 0.3
          Rubber -- Tires........................................ 0.3
          Soap & Cleaning Preparation............................ 0.3
          Telecommunication Equipment............................ 0.3
          Television............................................. 0.3
          Toys................................................... 0.3
          Advertising Services................................... 0.2
          Agricultural Chemicals................................. 0.2
          Chemicals -- Specialty................................. 0.2
          Computer Services...................................... 0.2
          Computers -- Memory Devices............................ 0.2
          Diversified Financial Services......................... 0.2
          Diversified Operations/Commerical Services............. 0.2
          Food -- Dairy Products................................. 0.2
          Gambling (Non-Hotel)................................... 0.2
          Hotels/Motels.......................................... 0.2
          Human Resources........................................ 0.2
          Industrial Gases....................................... 0.2
          Non -- Ferrous Metals.................................. 0.2
          Oil Companies -- Exploration & Production.............. 0.2
          Oil Refining & Marketing............................... 0.2
          Oil -- Field Services.................................. 0.2
          Public Thoroughfares................................... 0.2
          U.S. Government Treasuries............................. 0.2
          Aerospace/Defense -- Equipment......................... 0.1
          Airport Development/Maintenance........................ 0.1
          Apparel Manufacturers.................................. 0.1
          Appliances............................................. 0.1
          Applications Software.................................. 0.1
          Athletic Footwear...................................... 0.1
          Auto -- Heavy Duty Trucks.............................. 0.1
          Banks -- Mortgage...................................... 0.1
          Beverages -- Non-alcoholic............................. 0.1
          Building Products -- Air & Heating..................... 0.1
          Building Products -- Doors & Windows................... 0.1
          Commercial Services.................................... 0.1
          Commercial Services -- Finance......................... 0.1
          Computers -- Integrated Systems........................ 0.1
          Containers -- Metal/Glass.............................. 0.1
          Cruise Lines........................................... 0.1
          Dialysis Centers....................................... 0.1
          Electronic Measurement Instruments..................... 0.1
          Electronic Security Devices............................ 0.1
          Energy -- Alternate Sources............................ 0.1
          Finance -- Consumer Loans.............................. 0.1
          Food -- Catering....................................... 0.1
          Investment Companies................................... 0.1
          Investment Management/Advisor Services................. 0.1
          Lottery Services....................................... 0.1
          Machinery -- Farming................................... 0.1
          Medical -- Biomedical/Gene............................. 0.1
          Medical -- Wholesale Drug Distribution................. 0.1
          Metal Processors & Fabrication......................... 0.1
          Metal -- Aluminum...................................... 0.1
          Optical Supplies....................................... 0.1
          Power Converter/Supply Equipment....................... 0.1
          Printing -- Commercial................................. 0.1
          Publishing -- Newspapers............................... 0.1
          Publishing -- Periodicals.............................. 0.1
          Retail -- Building Products............................ 0.1
          Retail -- Consumer Electronics......................... 0.1
          Retail -- Drug Store................................... 0.1
          Retail -- Pubs......................................... 0.1
          Retail -- Restaurants.................................. 0.1
          Specified Purpose Acquisitions......................... 0.1

VALIC Company I International Equities Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

         Steel Pipe & Tube......................................   0.1%
         Sugar..................................................   0.1
         Textile -- Products....................................   0.1
         Transport -- Truck.....................................   0.1
         Travel Services........................................   0.1
         Venture Capital........................................   0.1
         Wire & Cable Products..................................   0.1
                                                                 -----
                                                                 119.1%
                                                                 =====

*  Calculated as a percentage of net assets.
Country Allocation*

                             United States.  26.4%
                             Japan.........  24.4
                             United Kingdom  19.8
                             France........   8.5
                             Germany.......   7.1
                             Switzerland...   5.8
                             Australia.....   5.2
                             Spain.........   3.7
                             Netherlands...   3.6
                             Italy.........   3.3
                             Sweden........   2.3
                             Finland.......   1.4
                             Hong Kong.....   1.2
                             Belgium.......   1.1
                             Singapore.....   0.9
                             Ireland.......   0.8
                             Norway........   0.8
                             Denmark.......   0.7
                             Austria.......   0.6
                             Greece........   0.6
                             Bermuda.......   0.3
                             Portugal......   0.3
                             Cayman Islands   0.1
                             Luxembourg....   0.1
                             New Zealand...   0.1
                                            -----
                                            119.1%
                                            =====

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK -- 92.4%
   Australia -- 5.2%
    ABC Learning Centers, Ltd.#...........................  24,394 $  145,638
    AGL Energy, Ltd.#.....................................  29,712    378,886
    Alinta, Ltd.#.........................................  33,821    427,083
    Alumina, Ltd.#........................................  79,939    512,999
    Amcor, Ltd............................................  59,450    366,253
    AMP, Ltd.............................................. 128,628  1,076,820
    Ansell, Ltd...........................................  10,246    104,101
    APN News & Media, Ltd.#...............................  18,887     96,651
    Aristocrat Leisure, Ltd.#.............................  24,066    306,889
    ASX, Ltd.#............................................  11,709    471,208
    Australia and New Zealand Banking Group, Ltd.......... 126,142  3,012,391
    Axa Asia Pacific Holdings, Ltd........................  59,771    381,099
    Babcock & Brown, Ltd.#................................  15,656    416,921
    BHP Billiton, Ltd.#................................... 239,835  6,261,710
    Billabong International, Ltd.#........................  11,367    174,224
    BlueScope Steel, Ltd.#................................  49,836    456,822
    Boral, Ltd............................................  40,778    297,818
    Brambles, Ltd.+....................................... 106,376  1,128,364
    Caltex Australia, Ltd.................................   9,259    196,273
    Centro Properties Group...............................  54,932    432,121
    CFS Retail Property Trust.............................  93,108    185,806
    Challenger Financial Services Group, Ltd.#............  24,550    119,939
    Coca-Cola Amatil, Ltd.................................  35,993    281,648
    Cochlear, Ltd.........................................   3,767    194,081
    Coles Myer, Ltd.......................................  78,072  1,068,623
    Commonwealth Bank of Australia........................  88,506  4,060,120
    Commonwealth Property Office Fund#....................  98,963    136,850
    Computershare, Ltd....................................  30,842    287,055
    CSL, Ltd..............................................  12,530    925,284
    CSR, Ltd.#............................................  60,204    179,467
    DB RREEF Trust........................................ 185,486    302,576
    Downer EDI, Ltd.......................................  20,582    127,311
    Foster's Group, Ltd................................... 138,988    731,966
    Futuris Corp., Ltd.#..................................  42,109     88,566
    Goodman Fielder, Ltd.#................................  72,685    153,476
    GPT Group............................................. 132,936    565,799
    Harvey Norman Holdings, Ltd.#.........................  36,238    154,235
    Iluka Resources, Ltd.#................................  15,946     79,092
    ING Industrial Fund#..................................  56,903    114,498
    Insurance Australia Group, Ltd.#...................... 118,750    587,035
    Investa Property Group#............................... 104,404    268,000
    John Fairfax Holdings, Ltd.#..........................  70,099    282,681
    Leighton Holdings, Ltd................................   9,536    351,385
    Lend Lease Corp., Ltd.................................  24,697    406,962
    Lion Nathan, Ltd.#....................................  20,103    152,147
    Macquarie Airports Management, Ltd....................  46,377    159,754
    Macquarie Bank, Ltd.#.................................  17,207  1,248,147
    Macquarie Communications Infrastructure Group#........  21,630    122,330
    Macquarie Goodman Group#..............................  96,720    576,641
    Macquarie Infrastructure Group........................ 182,688    559,717
    Macquarie Office Trust................................ 135,421    189,509
    Mirvac Group#.........................................  67,469    321,239
    Multiplex Group#......................................  43,076    175,492
    National Australia Bank, Ltd.#........................ 111,736  3,935,927
    Newcrest Mining, Ltd.#................................  22,925    417,627
    OneSteel, Ltd.#.......................................  39,317    214,872
    Orica, Ltd............................................  21,285    549,901
    Origin Energy, Ltd.#..................................  58,722    426,925
    Pacific Brands, Ltd.#.................................  34,461     98,733
    Paladin Resources, Ltd.+#.............................  29,179    211,415
    PaperlinX, Ltd.#......................................  30,714    105,037
    Perpetual, Ltd.#......................................   2,813    190,071
    Publishing & Broadcasting, Ltd.#......................   9,412    169,121
    Qantas Airways, Ltd...................................  66,665    314,651
    QBE Insurance Group, Ltd.#............................  55,190  1,426,756

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ----------------------------------------------------------------------
     Australia (continued)
      Rinker Group, Ltd................................  61,481 $   977,968
      Rio Tinto, Ltd.#.................................  19,605   1,549,689
      Santos, Ltd.#....................................  41,038     455,352
      Sonic Healthcare, Ltd.#..........................  18,222     219,692
      Stockland........................................  98,319     719,691
      Suncorp-Metway, Ltd..............................  38,797     679,783
      Symbion Health Ltd.#.............................  44,248     160,115
      TABCORP Holdings, Ltd.#..........................  35,988     528,947
      Tattersall's, Ltd.#..............................  73,764     290,742
      Telstra Corp., Ltd.#............................. 196,711     791,628
      Telstra Corp., Ltd. (Installment Receipts)#...... 102,005     286,337
      Toll Holdings, Ltd.#.............................  36,843     704,731
      Transurban Group#................................  68,408     475,253
      Wesfarmers, Ltd.#................................  25,929     814,591
      Westfield Group.................................. 103,301   1,834,798
      Westpac Banking Corp.#........................... 126,163   2,722,468
      Woodside Petroleum, Ltd..........................  32,017   1,140,002
      Woolworths, Ltd..................................  82,554   1,880,551
      WorleyParsons, Ltd...............................  10,934     269,625
      Zinifex, Ltd.#...................................  33,404     486,819
                                                                -----------
                                                                 56,851,520
                                                                -----------
     Austria -- 0.6%
      Andritz AG.......................................   2,656     179,761
      Boehler-Uddeholm AG#.............................   2,779     270,201
      Bwin Interactive Entertainment AG+#..............   1,775      70,767
      Erste Bank der Oesterreichischen Sparkassen AG#..  12,880   1,010,378
      Flughafen Wien AG................................     715      69,750
      Immoeast AG+.....................................  28,387     427,032
      Immofinanz Immobilien Anlagen AG+................  30,482     492,180
      Mayr-Melnhof Karton AG...........................     287      66,171
      Meinl European Land, Ltd.+.......................  20,433     583,414
      Oesterreichische Elektrizitaetswirtschafts AG,
        Class A........................................   5,246     282,280
      OMV AG...........................................  11,234     745,667
      Raiffeisen International Bank Holding AG#........   2,430     379,937
      RHI AG+#.........................................   1,752      97,361
      Telekom Austria AG#..............................  25,533     698,799
      Voestalpine AG...................................   7,549     548,101
      Wiener Staedtische Versicherung AG#..............   2,145     160,906
      Wienerberger AG..................................   4,798     362,179
                                                                -----------
                                                                  6,444,884
                                                                -----------
     Belgium -- 1.1%
      Agfa Gevaert NV..................................   8,775     229,178
      Barco NV.........................................     769      69,161
      Bekaert NV.......................................     856     122,320
      Belgacom SA#.....................................  11,086     504,336
      Cofinimmo........................................     581     113,801
      Colruyt SA.......................................   1,133     264,380
      Compagnie Maritime Belge SA#.....................     954      72,809
      Delhaize Group#..................................   5,272     503,371
      Dexia SA#........................................  35,640   1,144,695
      Dexia Strip VVPR+................................   1,290          17
      Euronav NV#......................................   1,610      59,791
      Fortis#..........................................  84,293   3,502,421
      Group Bruxelles Lambert SA.......................   5,010     635,021
      InBev NV#........................................  12,486   1,051,881
      KBC Groep NV.....................................  12,361   1,705,646
      Mobistar SA......................................   2,154     187,666
      Omega Pharma SA#.................................   1,293     104,231
      S.A D'Ieteren NV#................................     189      86,083
      Solvay SA#.......................................   4,325     690,484
      UCB SA#..........................................   7,487     437,721
      Umicore..........................................   1,682     358,991
                                                                -----------
                                                                 11,844,004
                                                                -----------

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Bermuda -- 0.3%
      Cheung Kong Infrastructure Holdings, Ltd.........  31,636 $  112,227
      Esprit Holdings, Ltd.............................  71,000    874,265
      Frontline, Ltd.#.................................   3,546    165,213
      Giordano International, Ltd...................... 104,000     47,948
      Johnson Electric Holdings, Ltd................... 101,000     58,336
      Kerry Properties, Ltd............................  33,500    205,931
      Li & Fung, Ltd................................... 150,600    505,314
      Noble Group, Ltd.#...............................  66,000     63,005
      Orient Overseas International, Ltd...............  14,483    144,952
      SeaDrill, Ltd.+#.................................  16,900    325,746
      Shangri-La Asia, Ltd.............................  86,000    223,578
      Ship Finance International, Ltd.#................     390     12,117
      Texwinca Holdings, Ltd...........................  41,286     29,662
      Yue Yuen Industrial Holdings, Ltd................  45,500    151,211
                                                                ----------
                                                                 2,919,505
                                                                ----------
     Cayman Islands -- 0.1%
      ASM Pacific Technology, Ltd......................  12,000     82,065
      Foxconn International Holdings, Ltd.+............ 143,000    445,018
      Hutchison Telecommunications International, Ltd..  98,000    216,622
      Kingboard Chemical Holdings, Ltd.................  37,500    168,807
      Shui On Land, Ltd................................ 129,500    111,614
      Solomon Systech International, Ltd............... 164,000     21,213
                                                                ----------
                                                                 1,045,339
                                                                ----------
     Denmark -- 0.7%
      AP Moller - Maersk A/S#..........................      74    903,645
      Bang & Olufsen A/S, Class B#.....................     717     90,405
      Carlsberg A/S....................................   2,274    276,045
      Codan A/S........................................     925    101,092
      Coloplast A/S#...................................   1,847    160,150
      Dampskibsselskabet Torm A/S......................   2,026     80,150
      Danisco A/S#.....................................   3,355    284,240
      Danske Bank A/S..................................  30,909  1,347,013
      East Asiatic Co., Ltd. A/S.......................   1,208     67,756
      FLSmidth & Co. A/S...............................   3,604    292,966
      GN Store Nord A/S+#..............................  13,722    159,881
      H. Lundbeck A/S..................................   3,668     91,604
      Jyske Bank A/S+..................................   4,025    308,284
      NKT Holding A/S#.................................   1,603    161,870
      Novo-Nordisk A/S.................................  16,372  1,724,209
      Novozymes A/S#...................................   3,156    338,644
      Sydbank A/S#.....................................   4,300    233,417
      Topdanmark A/S+..................................   1,206    222,865
      TrygVesta A/S#...................................   1,900    164,746
      Vestas Wind Systems A/S+.........................  12,512    879,217
      William Demant Holding A/S+......................   1,766    180,243
                                                                ----------
                                                                 8,068,442
                                                                ----------
     Finland -- 1.4%
      Amer Sports Oyj#.................................   4,908    112,267
      Cargotec Corp., Class B#.........................   2,597    163,642
      Elisa Oyj#.......................................  10,177    293,866
      Fortum Oyj#......................................  30,237    994,350
      KCI Konecranes Oyj#..............................   4,095    172,464
      Kesko Oyj, Class B#..............................   4,481    309,731
      Kone Oyj, Class B#...............................   5,196    311,051
      Metso Corp.......................................   8,680    482,825
      Neste Oil Oyj#...................................   8,728    329,770
      Nokia Oyj#....................................... 278,826  7,634,792
      Nokian Renkaat Oyj#..............................   7,098    247,363
      OKO Bank Class A#................................   6,514    131,474
      Orion Oyj+.......................................   5,854    144,855
      Outokumpu Oyj....................................   8,023    287,588
      Rautaruukki Oyj..................................   5,722    354,165

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ----------------------------------------------------------------------
     Finland (continued)
      Sampo Oyj, Class A#..............................  29,428 $   930,921
      Sanoma - WSOY Oyj................................   5,617     176,403
      Stora Enso Oyj, Class R#.........................  39,550     755,142
      TietoEnator Oyj#.................................   5,045     160,679
      UPM - Kymmene Oyj#...............................  35,628     923,309
      Uponor Oyj.......................................   3,740     154,644
      Wartsila Corp., Class B#.........................   4,410     292,421
      YIT Oyj#.........................................   8,631     300,788
                                                                -----------
                                                                 15,664,510
                                                                -----------
     France -- 8.5%
      Accor SA#........................................  12,274   1,141,370
      Aeroports de Paris...............................   2,358     281,269
      Air France - KLM#................................   8,255     421,530
      Alcatel SA#...................................... 157,238   2,189,765
      Alstom+#.........................................   7,060   1,118,100
      Atos Origin SA+#.................................   4,689     288,650
      AXA#............................................. 106,876   4,672,286
      BNP Paribas SA#..................................  57,166   6,936,615
      Bouygues SA#.....................................  14,816   1,307,779
      Business Objects SA+#............................   6,595     272,429
      Cap Gemini SA#...................................   9,319     710,219
      Carrefour SA#....................................  40,796   2,973,006
      Casino Guichard - Perrachon SA#..................   2,965     313,738
      CNP Assurances#..................................   3,034     406,484
      Compagnie de St. Gobain#.........................  22,582   2,476,089
      Compagnie Generale des Etablissements Michelin,
        Class B#.......................................   9,781   1,281,337
      Credit Agricole SA#..............................  44,858   1,851,803
      Dassault Systemes SA#............................   3,920     237,988
      Essilor International SA#........................   6,717     807,189
      France Telecom SA#............................... 115,204   3,538,939
      Gaz de France#...................................  13,398     672,793
      Gecina SA+.......................................     849     153,855
      Groupe Danone#...................................  15,097   2,365,131
      Hermes International#............................   4,727     657,857
      Icade............................................   2,232     194,251
      Imerys SA#.......................................   2,157     215,064
      Klepierre#.......................................   1,572     304,589
      L'Air Liquide SA#................................   8,258   1,960,632
      L'Oreal SA#......................................  17,052   2,025,982
      Lafarge SA#......................................  10,200   1,765,258
      Lagardere SCA#...................................   8,258     689,582
      LVMH Moet Henessy Louis Vuitton SA#..............  16,679   1,968,649
      M6 - Metropole Television#.......................   4,490     156,234
      Neopost SA#......................................   2,194     325,768
      PagesJaunes Groupe SA............................   8,543     182,771
      PagesJaunes SA (Redemption Shares)...............   7,957       6,424
      Pernod Ricard SA#................................   6,149   1,351,026
      Peugeot SA#......................................  10,383     822,743
      PPR#.............................................   5,244     957,225
      Publicis Groupe#.................................   9,469     429,372
      Renault SA#......................................  12,610   1,802,784
      Safran SA#.......................................  11,357     292,333
      Sanofi - Aventis#................................  69,421   6,693,715
      Schneider Electric SA#...........................  14,765   2,131,534
      SCOR#............................................   8,061     220,183
      Societe BIC SA#..................................   1,853     137,356
      Societe Des Autoroutes Paris-Rhin-Rhone..........   1,540     157,193
      Societe Generale#................................  25,134   4,896,658
      Societe Television Francaise 1#..................   8,018     285,251
      Sodexho Alliance SA#.............................   6,496     490,702
      Suez SA (Paris)#.................................  69,583   4,002,569
      Suez SA Strip VVPR+..............................  13,468         181
      Technip SA#......................................   6,844     530,895
      Thales SA#.......................................   6,036     369,376

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  France (continued)
   Thomson#..............................................  16,783 $   323,831
   Total SA#............................................. 146,627  11,048,455
   Unibail -- Rodamco....................................   3,140     901,029
   Valeo SA#.............................................   4,752     270,660
   Vallourec SA#.........................................   3,247   1,039,166
   Veolia Environnement#.................................  20,977   1,755,631
   Vinci SA#.............................................  27,120   2,145,688
   Vivendi Universal SA#.................................  78,780   3,432,356
   Zodiac SA#............................................   2,634     205,101
                                                                  -----------
                                                                   93,564,438
                                                                  -----------
  Germany -- 6.8%
   Adidas AG.............................................  13,860     884,723
   Allianz SE#...........................................  30,811   6,840,523
   Altana AG#............................................   4,779     116,647
   BASF AG#..............................................  34,118   4,225,321
   Bayer AG#.............................................  49,440   3,558,366
   Beiersdorf AG.........................................   6,006     431,626
   Bilfinger Berger AG...................................   2,532     250,478
   Celesio AG............................................   5,791     389,526
   Commerzbank AG#.......................................  42,508   2,091,108
   Continental AG#.......................................   8,938   1,264,107
   DaimlerChrysler AG#...................................  63,068   5,783,283
   Deutsche Bank AG#.....................................  35,365   5,379,999
   Deutsche Boerse AG#...................................   6,945   1,643,944
   Deutsche Lufthansa AG#................................  15,591     451,666
   Deutsche Post AG (Virt-x).............................  48,680   1,548,451
   Deutsche Post AG (London).............................   4,152     130,802
   Deutsche Postbank AG#.................................   5,584     498,223
   Deutsche Telekom AG#.................................. 193,010   3,578,727
   Douglas Holding AG....................................   2,136     142,296
   E.ON AG#..............................................  42,405   6,971,348
   Fresenius Medical Care AG#............................   4,284     628,773
   Heidelberger Druckmaschinen AG#.......................   3,957     194,871
   Hochtief AG...........................................   2,859     331,413
   Hypo Real Estate Holding AG#..........................   9,128     629,953
   Infineon Technologies AG+.............................  50,918     789,266
   IVG Immobilien AG.....................................   6,318     273,313
   KarstadtQuelle AG+#...................................   4,305     154,083
   Linde AG#.............................................   8,013     885,408
   MAN AG................................................   7,678   1,114,109
   Merck KGaA#...........................................   4,398     578,813
   Metro AG#.............................................  11,033     892,360
   MLP AG#...............................................   3,699      84,612
   Muenchener Rueckversicherungs - Gesellschaft AG#......  14,850   2,795,398
   Premiere AG+#.........................................   5,694     138,674
   Puma AG Rudolf Dassler Sport..........................     817     364,280
   Rheinmetall AG........................................   2,451     232,835
   RWE AG................................................  30,291   3,431,826
   Salzgitter AG#........................................   2,797     536,111
   SAP AG#...............................................  60,386   2,890,145
   Siemens AG............................................  57,956   7,637,620
   Solarworld AG#........................................   2,852     260,567
   Suedzucker AG#........................................   4,511      98,027
   ThyssenKrupp AG.......................................  24,521   1,432,609
   TUI AG+#..............................................  14,527     394,845
   Volkswagen AG#........................................  11,608   1,761,682
   Wincor Nixdorf AG.....................................   2,140     212,793
                                                                  -----------
                                                                   74,925,550
                                                                  -----------
  Gibraltar -- 0.0%
   PartyGaming PLC+......................................  80,632      66,259
                                                                  -----------
  Greece -- 0.6%
   Alpha Bank A.E........................................  26,394     836,010
   Athens Stock Exchange SA..............................   4,067     109,337
   Coca-Cola Hellenic Bottling Co. SA....................   7,417     343,310

                                                                    Value
                   Security Description                   Shares   (Note 3)

  ---------------------------------------------------------------------------
  Greece (continued)
   Cosmote Mobile Telecommunications SA..................   7,979 $   256,594
   EFG Eurobank Ergasias.................................  18,787     667,867
   Folli-Follie SA.......................................   1,121      48,268
   Hellenic Petroleum SA.................................   7,284     110,947
   Hellenic Technodomiki Tev SA..........................   8,112     108,059
   Hellenic Telecommunications Organization SA+..........  21,693     691,779
   Motor Oil Hellas Corinth Refineries SA................   3,018      89,745
   National Bank of Greece SA............................  27,507   1,642,593
   OPAP SA...............................................  15,203     580,961
   Piraeus Bank SA.......................................  17,478     667,897
   Public Power Corp.....................................   7,109     193,223
   Titan Cement Co. SA...................................   4,190     247,953
   Viohalco, Hellenic Copper and Aluminum Industry SA....   6,112      95,234
                                                                  -----------
                                                                    6,689,777
                                                                  -----------
  Hong Kong -- 1.2%
   Bank of East Asia, Ltd................................ 101,000     588,529
   BOC Hong Kong Holdings, Ltd........................... 253,500     603,846
   Cathay Pacific Airways, Ltd...........................  68,000     181,573
   Cheung Kong Holdings, Ltd............................. 102,562   1,329,236
   CLP Holdings, Ltd..................................... 123,500     869,891
   Hang Lung Properties, Ltd............................. 156,000     492,466
   Hang Seng Bank, Ltd...................................  52,488     730,676
   Henderson Land Development Co., Ltd...................  61,000     421,460
   Hong Kong & China Gas Co., Ltd........................ 271,040     565,791
   Hong Kong Exchanges & Clearing, Ltd...................  73,000     814,285
   HongKong Electric Holdings, Ltd.......................  95,000     490,910
   Hopewell Holdings, Ltd................................  42,955     188,137
   Hutchison Whampoa, Ltd................................ 147,000   1,420,404
   Hysan Development Co., Ltd............................  44,000     122,278
   Link REIT............................................. 146,500     340,713
   Melco International Development, Ltd..................  51,000      80,205
   MTR Corp., Ltd........................................  94,500     230,427
   New World Development Co., Ltd........................ 177,000     431,141
   PCCW, Ltd............................................. 254,657     160,782
   Shun Tak Holdings, Ltd................................  68,000      92,136
   Sino Land Co., Ltd....................................  92,000     201,474
   Sun Hung Kai Properties, Ltd..........................  93,282   1,084,126
   Swire Pacific, Ltd., Class A..........................  63,816     720,014
   Techtronic Industries Co., Ltd........................  70,500      99,315
   Television Broadcasts, Ltd............................  19,926     140,097
   Wharf Holdings, Ltd...................................  85,000     342,898
   Wing Hang Bank, Ltd...................................  12,245     131,334
                                                                  -----------
                                                                   12,874,144
                                                                  -----------
  Ireland -- 0.8%
   Allied Irish Banks PLC................................  59,628   1,798,811
   Bank of Ireland.......................................  66,631   1,435,381
   C&C Group PLC.........................................  22,303     371,221
   CRH PLC...............................................  36,961   1,795,356
   DCC PLC...............................................   5,472     189,225
   Depfa Bank PLC#.......................................  22,834     420,922
   Elan Corp PLC+........................................  31,830     617,592
   Grafton Group PLC+....................................  15,474     245,480
   Greencore Group PLC...................................  10,817      70,882
   Iaws Group PLC........................................   8,624     210,613
   Independent News & Media PLC..........................  36,345     184,857
   Irish Life & Permanent PLC............................  18,735     517,286
   Kerry Group PLC.......................................   9,444     276,385
   Kingspan Group PLC....................................   8,625     257,059
   Paddy Power PLC (Dublin)..............................     163       4,865
   Paddy Power PLC (London)..............................   3,151      94,336
   Ryanair Holdings PLC+.................................   7,244      51,952
   Ryanair Holdings PLC ADR+#............................   3,812     157,397
   Total Produce PLC+....................................       1           1
                                                                  -----------
                                                                    8,699,621
                                                                  -----------

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Italy -- 3.3%
   Alleanza Assicurazioni SpA#...........................  28,820 $   393,216
   Arnoldo Mondadori Editore SpA.........................   7,951      82,057
   Assicurazione Generali SpA#...........................  71,798   2,993,874
   Autogrill SpA#........................................   6,928     139,643
   Autostrade SpA........................................  17,537     591,102
   Banca Intesa SpA#..................................... 524,412   4,000,877
   Banca Intesa SpA (Milan)#.............................  63,492     457,913
   Banca Monte dei Paschi di Siena SpA#..................  75,021     509,769
   Banca Popolare di Milano Scarl#.......................  28,259     423,586
   Banche Popolari Unite Scpa#...........................  41,342   1,185,426
   Banco Popolare di Verona e Novara Scrl#...............  25,555     776,425
   Benetton Group SpA#...................................       1          17
   Bulgari SpA#..........................................  10,199     160,837
   Capitalia SpA#........................................ 114,897   1,187,325
   Enel SpA#............................................. 294,582   3,351,347
   Eni SpA#.............................................. 177,267   6,268,344
   Fiat SpA#.............................................  48,340   1,384,133
   Finmeccanica SpA#.....................................  20,254     637,169
   Fondiaria-Sai SpA.....................................   5,040     259,124
   Gruppo Editoriale L'Espresso SpA#.....................       1           5
   Italcementi SpA#......................................   4,824     156,626
   Lottomatica SpA#......................................   4,642     202,184
   Luxottica Group SpA#..................................   9,402     330,061
   Mediaset SpA#.........................................  52,276     560,609
   Mediobanca SpA#.......................................  33,399     766,676
   Mediolanum SpA#.......................................  17,368     150,500
   Parmalat SpA+......................................... 106,207     474,450
   Pirelli & C. SpA+..................................... 195,958     233,349
   Seat Pagine Gialle SpA#............................... 279,167     177,486
   Snam Rete Gas SpA#....................................  59,942     368,795
   Telecom Italia SpA (Chi-X)#........................... 728,862   2,113,451
   Telecom Italia SpA (Milan)#........................... 410,309     956,774
   Terna Rete Elettrica Nazionale SpA#...................  81,720     313,106
   UniCredito Italiano SpA#.............................. 532,070   4,993,586
                                                                  -----------
                                                                   36,599,842
                                                                  -----------
  Japan -- 24.4%
   Access Co., Ltd.+#....................................      11      40,131
   ACOM Co., Ltd.#.......................................   3,439     133,943
   Aderans Co., Ltd......................................   1,700      35,131
   Advantest Corp.#......................................   8,120     346,952
   Aeon Co., Ltd.........................................  31,930     596,884
   Aeon Credit Service Co., Ltd.#........................   4,200      75,579
   AIFUL Corp.#..........................................   3,800     118,965
   Aisin Seiki Co., Ltd..................................  54,600   1,843,928
   Ajinomoto Co., Inc....................................  31,807     367,466
   Alfresa Holdings Corp.#...............................   1,300      92,506
   All Nippon Airways Co., Ltd...........................  32,000     123,320
   Alps Electric Co., Ltd.#..............................   8,349      81,501
   Amada Co., Ltd........................................  17,863     225,306
   Amano Corp.#..........................................   2,348      31,352
   Aoyama Trading Co., Ltd...............................   2,800      84,667
   Arrk Corp.............................................   2,800      24,342
   Asahi Breweries, Ltd..................................  20,295     323,853
   Asahi Glass Co., Ltd.#................................  48,249     642,659
   Asahi Kasei Corp.#....................................  62,549     401,403
   Asatsu-DK, Inc.#......................................   1,500      49,302
   Asics Corp............................................   9,000     116,031
   Astellas Pharma, Inc..................................  27,000   1,195,809
   Autobacs Seven Co., Ltd...............................   1,355      43,756
   Bank of Kyoto, Ltd.#..................................  14,000     163,583
   Benesse Corp..........................................   3,214      94,017
   Bridgestone Corp......................................  30,500     596,467
   Canon Marketing Japan, Inc.#..........................   3,500      70,604
   Canon, Inc............................................ 107,900   6,348,102

                                                                     Value
                    Security Description                   Shares   (Note 3)

   --------------------------------------------------------------------------
   Japan (continued)
    Casio Computer Co., Ltd.#.............................  11,892 $  198,851
    Central Glass Co., Ltd................................   8,000     46,475
    Central Japan Railway Co..............................      80    821,693
    Chiyoda Corp.#........................................   7,000    140,920
    Chubu Electric Power Co., Inc.#.......................  33,300    946,738
    Chugai Pharmaceutical Co., Ltd.#......................  13,936    284,560
    Circle K Sunkus Co., Ltd..............................   2,000     34,758
    Citizen Watch Co., Ltd.#..............................  16,947    150,949
    Coca-Cola West Japan Co., Ltd.#.......................   2,500     52,794
    COMSYS Holdings Corp..................................   6,737     77,943
    Credit Saison Co., Ltd................................   8,154    233,833
    CSK Holdings Corp.....................................   3,400    122,366
    Dai Nippon Printing Co., Ltd..........................  32,000    469,351
    Daicel Chemical Industries, Ltd.#.....................  14,427     93,295
    Daido Steel Co., Ltd.#................................  18,000    111,668
    Daifuku Co., Ltd......................................   4,500     58,459
    Daiichi Sankyo Co., Ltd............................... 141,200  3,875,168
    Daikin Industries, Ltd.#..............................  11,810    431,836
    Daimaru, Inc.#........................................ 221,477  2,467,731
    Dainippon Ink and Chemicals, Inc......................  31,180    114,267
    Dainippon Screen Manufacturing Co., Ltd.#.............  10,401     77,943
    Daito Trust Construction Co., Ltd.....................   4,253    225,406
    Daiwa House Industry Co., Ltd.........................  28,070    420,935
    Daiwa Securities Group, Inc...........................  68,045    783,328
    Denki Kagaku Kogyo Kabushiki Kaisha...................  23,226    105,347
    Denso Corp............................................  61,300  2,150,789
    Dentsu, Inc...........................................      90    247,740
    Disco Corp............................................  37,000  2,076,500
    Dowa Mining Co., Ltd..................................  14,000    134,938
    eAccess, Ltd.#........................................      61     39,597
    East Japan Railway Co.................................     472  3,645,686
    Ebara Corp.#..........................................  19,000     86,491
    Edion Corp.#..........................................   3,600     44,519
    Eisai Co., Ltd........................................  12,706    590,928
    Electric Power Development Co., Ltd.#.................   7,900    357,675
    Elpida Memory, Inc.+#.................................  76,800  3,148,989
    FamilyMart Co., Ltd...................................   3,056     77,844
    Fanuc, Ltd............................................   9,100    868,874
    Fast Retailing Co., Ltd.#.............................   2,600    201,463
    Fuji Electric Holdings Co., Ltd.......................  28,000    132,293
    Fuji Soft ABC, Inc.#..................................   1,500     35,004
    Fuji Television Network, Inc..........................      23     46,869
    FUJIFILM Holdings Corp................................  81,773  3,386,491
    Fujikura, Ltd.........................................  19,000    130,986
    Fujitsu, Ltd.#........................................  94,448    644,916
    Fukuoka Financial Group, Inc.+#.......................  30,145    236,553
    Furukawa Electric Co., Ltd............................  33,000    182,490
    Glory, Ltd............................................   3,000     61,380
    Goodwill Group, Inc.#.................................      62     38,514
    Gunma Bank, Ltd.......................................  20,000    137,880
    Gunze, Ltd............................................   9,017     52,309
    Hakuhodo DY Holdings, Inc.#...........................   1,200     80,756
    Hankyu Department Stores, Inc.#.......................   8,120     79,932
    Hankyu Hanshin Holdings, Inc.#........................  61,600    352,795
    Haseko Corp.+#........................................  46,000    142,876
    Hikari Tsushin, Inc.#.................................   1,200     49,795
    Hino Motors, Ltd......................................  14,000     79,030
    Hirose Electric Co., Ltd.#............................   1,581    205,257
    Hitachi Cable, Ltd....................................   8,000     47,461
    Hitachi Capital Corp..................................   1,800     30,247
    Hitachi Chemical Co., Ltd.............................   5,100    104,766
    Hitachi Construction Machinery Co., Ltd...............   4,900    163,870
    Hitachi High-Technologies Corp........................   3,100     80,493
    Hitachi, Ltd.#........................................ 170,849  1,255,045
    Hokkaido Electric Power Co., Inc......................  77,800  1,853,903

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Japan (continued)
    Hokuhoku Financial Group, Inc.........................  63,177 $  216,992
    Honda Motor Co., Ltd..................................  78,700  2,767,757
    House Foods Corp.#....................................   2,383     38,437
    Hoya Corp.............................................  20,700    670,156
    Ibiden Co., Ltd.......................................   6,900    372,498
    Index Corp.#..........................................      51     20,995
    Inpex Holdings, Inc...................................      42    369,269
    Isetan Co., Ltd.......................................   9,294    134,790
    Ishikawajima-Harima Heavy Industries Co., Ltd.#.......  65,596    223,684
    Isuzu Motors, Ltd..................................... 370,000  1,802,876
    Ito En, Ltd.#.........................................   2,900     95,078
    ITOCHU Corp...........................................  77,000    840,863
    ITOCHU Techno-Solutions Corp..........................   1,500     63,106
    Jafco Co., Ltd........................................   1,800     78,833
    Japan Airlines Corp.+#................................  44,000     87,494
    Japan Prime Reality Investment Corp...................      20     89,236
    Japan Real Estate Investment Corp.#...................      19    262,284
    Japan Retail Fund Investment Corp.....................      17    174,610
    Japan Steel Works, Ltd................................ 346,000  4,946,919
    Japan Tobacco, Inc....................................     847  4,412,473
    JFE Holdings, Inc.#...................................  28,200  1,714,708
    JGC Corp.............................................. 101,282  1,918,283
    JS Group Corp.........................................  13,075    274,500
    JSR Corp.#............................................   8,900    200,744
    JTEKT Corp.#..........................................   9,200    163,665
    Kajima Corp...........................................  46,000    187,477
    Kaken Pharmaceutical Co., Ltd.#.......................   4,214     32,375
    Kamigumi Co., Ltd.....................................  14,135    119,863
    Kaneka Corp...........................................  16,081    138,875
    Kansai Paint Co., Ltd.#...............................  12,000     98,800
    Kao Corp..............................................  26,000    719,967
    Katokichi Co., Ltd.#..................................   4,809     26,949
    Kawasaki Heavy Industries, Ltd........................  66,842    261,985
    Kawasaki Kisen Kaisha, Ltd.#..........................  25,631    310,647
    KDDI Corp.............................................     464  3,965,160
    Keihin Electric Express Railway Co., Ltd.#............  21,582    144,353
    Keio Corp.............................................  27,000    179,039
    Keisei Electric Railway Co., Ltd......................  15,000     92,194
    Keyence Corp.#........................................   2,000    427,280
    Kikkoman Corp.#.......................................   7,531    112,687
    Kinden Corp...........................................   6,036     52,127
    Kintetsu Corp.#.......................................  83,072    245,735
    Kirin Brewery Co., Ltd................................ 149,937  2,321,128
    KK DaVinci Advisors+#.................................      51     56,574
    Kobe Steel, Ltd....................................... 142,000    487,724
    Kokuyo Co., Ltd.#.....................................   3,362     38,869
    Komatsu, Ltd.......................................... 130,100  3,452,942
    Komori Corp...........................................   3,905     92,732
    Konami Corp.#.........................................   4,661    108,578
    Konica Minolta Holdings, Inc..........................  24,336    330,946
    Kose Corp.#...........................................   1,400     37,847
    Kubota Corp...........................................  56,000    468,891
    Kuraray Co., Ltd......................................  17,961    195,402
    Kurita Water Industries, Ltd..........................   5,410    152,920
    Kyocera Corp..........................................   8,243    810,076
    Kyowa Hakko Kogyo Co., Ltd............................  17,265    172,934
    Kyushu Electric Power Co., Inc........................  18,200    493,509
    Lawson, Inc.#.........................................   3,100    110,551
    Leopalace21 Corp......................................   6,500    218,981
    Mabuchi Motor Co., Ltd.#..............................   1,500     90,222
    Makita Corp...........................................   5,400    224,519
    Marubeni Corp.........................................  78,000    545,423
    Marui Co., Ltd.#......................................  14,896    179,805
    Matsui Securities Co., Ltd.#..........................   5,900     46,298
    Matsumotokiyoshi Co., Ltd.#...........................   1,800     41,931

                                                                     Value
                    Security Description                   Shares   (Note 3)

   --------------------------------------------------------------------------
   Japan (continued)
    Matsushita Electric Industrial Co., Ltd............... 100,000 $2,111,750
    Matsushita Electric Works, Ltd........................  18,000    225,407
    MEDICEO Holdings Co., Ltd.#...........................   8,400    133,627
    Meiji Dairies Corp....................................  13,000     86,417
    Meiji Seika Kaisha, Ltd.#.............................  14,975     68,784
    Meitec Corp.#.........................................   1,616     46,475
    Millea Holdings, Inc..................................  36,100  1,435,694
    Minebea Co., Ltd.#....................................  18,125    104,550
    Mitsubishi Chemical Holdings Corp.#...................  59,000    516,311
    Mitsubishi Corp.......................................  67,901  1,654,285
    Mitsubishi Electric Corp.............................. 298,000  2,725,341
    Mitsubishi Estate Co., Ltd............................  59,750  1,836,196
    Mitsubishi Gas Chemical Co., Inc......................  18,864    157,484
    Mitsubishi Heavy Industries, Ltd...................... 162,000    983,714
    Mitsubishi Logistics Corp.#...........................   5,000     88,948
    Mitsubishi Materials Corp.#...........................  50,000    263,353
    Mitsubishi Rayon Co., Ltd.............................  28,042    179,266
    Mitsubishi UFJ Financial Group, Inc...................     435  5,004,108
    Mitsubishi UFJ Securities Co.#........................  12,000    138,044
    Mitsui & Co., Ltd..................................... 234,331  4,621,154
    Mitsui Chemicals, Inc.................................  33,000    238,348
    Mitsui Engineering & Shipbuilding Co., Ltd.#..........  35,668    186,400
    Mitsui Fudosan Co., Ltd............................... 133,000  4,185,620
    Mitsui Mining & Smelting Co., Ltd.....................  29,977    139,663
    Mitsui O.S.K. Lines, Ltd.............................. 255,000  3,494,988
    Mitsui Sumitomo Insurance Co., Ltd....................  61,996    774,313
    Mitsui Trust Holdings, Inc............................  35,000    324,404
    Mitsukoshi, Ltd.#.....................................  21,000    105,086
    Mitsumi Electric Co., Ltd.............................   3,400    107,560
    Mizuho Financial Group, Inc...........................     920  6,508,792
    Mori Seiki Co., Ltd................................... 105,000  3,011,093
    Murata Manufacturing Co., Ltd.........................  53,273  3,764,567
    NamCo Bandai Holdings, Inc.#..........................  10,218    173,379
    NEC Corp.............................................. 103,441    526,980
    NEC Electronics Corp.+#...............................   1,900     46,290
    Net One Systems Co., Ltd.#............................      25     25,267
    NGK Insulators, Ltd...................................  14,537    339,834
    NGK Spark Plug Co., Ltd.#.............................   9,455    151,808
    NHK Spring Co., Ltd...................................   9,000     83,936
    Nichirei Corp.........................................  12,213     65,029
    Nidec Corp.#..........................................   5,560    335,793
    Nikon Corp.#.......................................... 147,485  3,732,570
    Nintendo Co., Ltd.#...................................   9,900  3,461,339
    Nippon Building Fund, Inc.#...........................      24    388,496
    Nippon Electric Glass Co., Ltd........................  18,000    287,379
    Nippon Express Co., Ltd...............................  39,879    238,225
    Nippon Kayaku Co., Ltd.#..............................   7,000     53,780
    Nippon Light Metal Co., Ltd.#.........................  23,000     60,855
    Nippon Meat Packers, Inc.#............................   8,000     96,894
    Nippon Mining Holdings, Inc...........................  44,500    391,249
    Nippon Oil Corp.......................................  63,000    535,267
    Nippon Paper Group, Inc...............................      44    152,572
    Nippon Sheet Glass Co., Ltd.#.........................  26,067    122,517
    Nippon Shokubai Co., Ltd.#............................   5,502     48,962
    Nippon Steel Corp.#................................... 659,389  4,610,847
    Nippon Telegraph and Telephone Corp...................     262  1,233,574
    Nippon Yusen Kabushiki Kaisha#........................  53,000    489,063
    Nishi-Nippon City Bank, Ltd...........................  31,000    124,306
    Nishimatsu Construction Co., Ltd.#....................  12,571     43,487
    Nissan Chemical Industries, Ltd.#.....................   9,000     97,617
    Nissan Motor Co., Ltd.#............................... 113,000  1,257,206
    Nisshin Seifun Group, Inc.............................   8,463     87,342
    Nisshin Steel Co., Ltd................................  42,000    172,555
    Nisshinbo Industries, Inc.............................   8,532    117,709
    Nissin Food Products Co., Ltd.#.......................   4,255    153,488

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Japan (continued)
    Nitori Co., Ltd.......................................   1,800 $   84,158
    Nitto Denko Corp.#....................................   8,407    417,932
    NOK Corp.#............................................   5,600    112,276
    Nomura Holdings, Inc..................................  88,900  1,818,907
    Nomura Real Estate Office Fund, Inc...................      13    162,366
    Nomura Research Institute, Ltd........................ 110,500  2,959,984
    NSK, Ltd..............................................  23,077    236,459
    NTN Corp..............................................  20,277    167,614
    NTT Data Corp.#.......................................      64    305,538
    NTT DoCoMo, Inc.......................................     942  1,602,251
    NTT Urban Development Corp.#..........................      56    135,283
    Obayashi Corp.#.......................................  32,861    183,071
    Obic Co, Ltd.#........................................     320     63,343
    Odakyu Electric Railway Co., Ltd.#....................  31,000    193,336
    OJI Paper Co., Ltd....................................  38,528    196,281
    Oki Electric Industry Co., Ltd.+#.....................  28,000     51,537
    OKUMA Corp.#..........................................  78,000  1,117,765
    Okumura Corp.#........................................   8,977     44,627
    Olympus Corp..........................................  11,206    424,484
    Omron Corp............................................  11,184    286,722
    Onward Kashiyama Co., Ltd.............................   7,944    103,722
    ORACLE Corp.#.........................................   1,600     71,257
    Oriental Land Co., Ltd.#..............................   2,571    134,571
    ORIX Corp.............................................  16,050  4,299,343
    Osaka Gas Co., Ltd.................................... 100,188    372,927
    OSG Corp.#............................................   3,800     49,709
    Otsuka Corp...........................................     900     82,975
    Park24 Co, Ltd.#......................................   4,600     52,161
    Pioneer Corp.#........................................   7,011     99,836
    Promise Co., Ltd.#....................................   4,000    139,030
    QP Corp.#.............................................   1,800     16,876
    Rakuten, Inc.#........................................     325    110,692
    Resona Holdings, Inc.#................................     230    572,638
    Ricoh Co., Ltd........................................  34,000    740,345
    Rinnai Corp.#.........................................   1,600     51,274
    Rohm Co., Ltd.........................................   5,508    495,132
    Round One Corp........................................      18     30,173
    Ryohin Keikaku Co., Ltd.#.............................   1,300     74,454
    Sanken Electric Co., Ltd..............................   6,000     57,831
    Sankyo Co., Ltd.......................................   2,800    120,559
    Santen Pharmaceutical Co., Ltd........................   3,500     88,291
    Sanwa Shutter Corp....................................  11,000     64,355
    Sanyo Electric Co., Ltd.+#............................  78,000    128,825
    Sapporo Hokuyo Holdings, Inc..........................      16    166,968
    Sapporo Holdings, Ltd.#...............................  14,000     98,587
    SBI E* Trade Securities Co., Ltd.#....................      79     90,230
    SBI Holdings, Inc.#...................................     464    148,884
    Secom Co., Ltd........................................  10,559    498,885
    Sega Sammy Holdings, Inc..............................   9,400    173,016
    Seiko Epson Corp.#....................................   6,900    199,573
    Seino Holdings Corp.#.................................   7,893     77,438
    Sekisui Chemical Co., Ltd.............................  23,925    179,290
    Sekisui House, Ltd.................................... 127,000  1,870,041
    Seven & I Holdings Co., Ltd...........................  41,600  1,203,221
    SFCG Co., Ltd.#.......................................     260     49,351
    Sharp Corp............................................  51,330    982,735
    Shimachu Co., Ltd.....................................   2,197     55,783
    Shimamura Co., Ltd.#..................................   1,100    118,316
    Shimano, Inc.#........................................   3,440    116,174
    Shimizu Corp.#........................................  30,559    177,026
    Shin-Etsu Chemical Co., Ltd...........................  19,726  1,322,631
    Shinko Electric Industries#...........................   3,300     63,316
    Shinko Securities Co., Ltd............................  24,000    121,873
    Shinsei Bank, Ltd.....................................  75,000    329,088
    Shionogi & Co., Ltd...................................  14,507    249,134

                                                                     Value
                    Security Description                   Shares   (Note 3)

   --------------------------------------------------------------------------
   Japan (continued)
    Shiseido Co., Ltd.....................................  19,000 $  408,258
    Showa Denko K.K.#.....................................  51,798    185,996
    Showa Shell Sekiyu K.K.#..............................   8,400    101,739
    SMC Corp..............................................   2,800    352,473
    Softbank Corp.#.......................................  37,300    822,929
    Sojitz Corp...........................................  35,400    153,875
    Sompo Japan Insurance, Inc............................  42,000    527,329
    Sony Corp.............................................  89,662  5,164,590
    Stanley Electric Co., Ltd.............................   7,100    155,185
    Sumco Corp.#..........................................  91,100  4,386,574
    Sumitomo Bakelite Co., Ltd............................  11,000     77,461
    Sumitomo Chemical Co., Ltd.#..........................  76,000    503,336
    Sumitomo Corp.........................................  53,200    966,081
    Sumitomo Electric Industries, Ltd.#...................  35,687    542,196
    Sumitomo Heavy Industries, Ltd........................  30,000    340,920
    Sumitomo Metal Industries, Ltd........................ 567,000  3,070,279
    Sumitomo Metal Mining Co., Ltd.#......................  93,341  2,128,359
    Sumitomo Mitsui Financial Group, Inc.#................     332  3,219,063
    Sumitomo Osaka Cement Co., Ltd........................  18,796     55,291
    Sumitomo Real Estate Sales Co., Ltd...................  25,000  2,249,384
    Sumitomo Realty & Development Co., Ltd.#..............  19,000    718,159
    Sumitomo Rubber Industries, Ltd.#.....................   8,100     85,792
    Sumitomo Titanium Corp.#..............................  13,900  1,375,152
    Suruga Bank, Ltd.#....................................  11,000    146,516
    Suzuken Co., Ltd......................................   3,600    113,591
    T&D Holdings, Inc.....................................  11,809    798,587
    Taiheiyo Cement Corp.#................................  45,000    205,957
    Taisei Corp...........................................  48,384    159,425
    Taisho Pharmaceutical Co., Ltd.#......................   9,000    173,788
    Taiyo Nippon Sanso Corp.#.............................  13,000    106,072
    Taiyo Yuden Co., Ltd.#................................   5,000    103,739
    Takara Holdings, Inc.#................................   9,794     69,129
    Takashimaya Co., Ltd.#................................  15,000    172,432
    Takeda Pharmaceutical Co., Ltd........................  45,000  3,020,953
    Takefuji Corp.#.......................................   5,430    200,334
    Tanabe Seiyaku Co., Ltd...............................  11,000    141,816
    TDK Corp..............................................  18,400  1,670,666
    Teijin, Ltd...........................................  42,277    225,802
    Terumo Corp...........................................  53,400  2,088,611
    The 77 Bank, Ltd......................................  17,000    115,941
    The Bank of Yokohama, Ltd............................. 476,000  3,555,333
    The Chiba Bank, Ltd................................... 384,000  3,420,345
    The Joyo Bank, Ltd....................................  34,723    223,403
    The Kansai Electric Power Co., Inc....................  38,300    963,007
    The Shizuoka Bank, Ltd................................  30,163    309,065
    The Sumitomo Trust & Banking Co., Ltd.................  64,000    650,518
    THK Co., Ltd.#........................................   5,900    146,894
    TIS, Inc.#............................................   1,768     40,169
    Tobu Railway Co., Ltd.#...............................  40,624    182,925
    Toda Corp.#...........................................  10,683     61,008
    Toho Co., Ltd.........................................   6,800    123,763
    Toho Titanium Co., Ltd.#..............................   1,600     64,552
    Tohoku Electric Power Co., Inc........................  20,716    480,026
    Tokai Rika Co., Ltd...................................   2,800     72,703
    Tokuyama Corp.#.......................................  11,000    141,545
    Tokyo Broadcasting System, Inc........................   1,900     60,419
    Tokyo Electric Power Co., Inc.#....................... 126,200  4,199,753
    Tokyo Electron, Ltd.#.................................   8,300    596,754
    Tokyo Gas Co., Ltd.................................... 113,077    557,487
    Tokyo Seimitsu Co., Ltd.#.............................   1,700     62,021
    Tokyo Steel Manufacturing Co., Ltd.#..................   5,400     83,773
    Tokyo Style Co., Ltd..................................   4,000     45,489
    Tokyo Tatemono Co., Ltd...............................  14,000    201,890
    Tokyu Corp............................................  54,426    374,766
    Tokyu Land Corp.......................................  21,000    259,523

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                   Security Description                   Shares    (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Japan (continued)
   TonenGeneral Sekiyu KK#...............................  15,000 $    152,342
   Toppan Printing Co., Ltd.#............................  28,477      300,448
   Toray Industries, Inc.#...............................  67,992      459,239
   Toshiba Corp.#........................................ 486,618    3,638,639
   Toshiba Machine Co., Ltd.#............................ 150,000    1,339,770
   Tosoh Corp............................................  23,718      121,416
   Toto, Ltd.#...........................................  13,771      123,792
   Toyo Seikan Kaisha, Ltd...............................   8,126      156,911
   Toyo Suisan Kaisha, Ltd...............................   4,000       75,924
   Toyo Tanso Co., Ltd.#.................................  45,000    2,969,187
   Toyobo Co., Ltd.......................................  29,876       80,275
   Toyoda Gosei Co., Ltd.................................   3,200       91,504
   Toyota Industries Corp.#..............................   9,800      443,698
   Toyota Motor Corp..................................... 255,849   15,346,735
   Toyota Tsusho Corp....................................  10,400      256,368
   Trend Micro, Inc.#....................................   4,500      148,274
   Tsumura & Co..........................................  90,000    1,634,347
   Ube Industreis, Ltd...................................  45,463      138,593
   Uni-Charm Corp.#......................................   2,000      111,093
   Uniden Corp...........................................   2,000       15,530
   UNY Co., Ltd..........................................   8,295       92,560
   Ushio, Inc............................................   5,300      109,963
   USS Co, Ltd...........................................   1,010       63,405
   Wacoal Corp.#.........................................   6,000       75,382
   West Japan Railway Co.................................      85      395,316
   Yahoo! Japan Corp.....................................     753      258,012
   Yakult Honsha Co., Ltd.#..............................  83,258    1,997,645
   Yamada Denki Co., Ltd.................................   4,200      395,497
   Yamaha Corp.#.........................................   8,751      184,799
   Yamaha Motor Co., Ltd.................................   9,500      241,989
   Yamaichi Securities Co., Ltd. ADR+#(3)(4)(5)..........   6,000            0
   Yamato Transport Co., Ltd.............................  18,923      274,749
   Yamazaki Baking Co., Ltd.#............................   6,513       58,494
   Yaskawa Electric Corp.#...............................   9,000       97,691
   Yokogawa Electric Corp................................  10,500      133,127
   Zeon Corp.#...........................................   8,000       79,869
                                                                  ------------
                                                                   267,416,003
                                                                  ------------
  Luxembourg -- 0.1%
   Acergy SA#............................................  13,234      298,421
   Oriflame Cosmetics SA SDR#............................   2,756      144,185
   Stolt-Nielsen SA#.....................................   2,498       76,624
                                                                  ------------
                                                                       519,230
                                                                  ------------
  Netherlands -- 3.6%
   ABN Amro Holding NV................................... 123,529    5,922,217
   Aegon NV..............................................  99,451    2,039,359
   Akzo Nobel NV.........................................  18,508    1,510,393
   ASML Holding NV+......................................  31,383      812,877
   Buhrmann NV#..........................................   9,823      128,208
   Corio NV..............................................   2,748      239,639
   European Aeronautic Defense and Space Co.#............  22,225      698,876
   Fugro NV..............................................   3,952      231,582
   Getronics NV+#........................................       1            7
   Hagemeyer NV#.........................................  35,153      169,807
   Heineken NV#..........................................  16,680      971,815
   ING Groep NV#......................................... 127,615    5,685,393
   James Hardie Industries NV#...........................  31,910      245,206
   Koninklijke (Royal) KPN NV............................ 131,312    2,228,020
   Koninklijke Ahold NV+................................. 107,448    1,340,225
   Koninklijke DSM NV....................................   9,970      495,286
   Koninklijke Philips Electronics NV....................  77,814    3,308,601
   Mittal Steel Co NV#...................................  53,932    3,238,717
   Oce NV#...............................................   5,349      105,657
   Qiagen NV+#...........................................   9,668      168,724

                                                                    Value
                   Security Description                   Shares   (Note 3)

  ---------------------------------------------------------------------------
  Netherlands (continued)
   Randstad Holding NV...................................   3,556 $   289,670
   Reed Elsevier NV......................................  48,423     964,302
   Rodamco Europe NV.....................................   3,661     545,807
   Royal Numico NV.......................................  11,672     580,937
   SBM Offshore NV.......................................   9,575     353,913
   STMicroelectronics NV#................................  46,477     897,407
   TPG NV................................................  29,725   1,314,283
   Unilever NV#.......................................... 116,753   3,482,838
   Vedior NV.............................................  11,661     346,131
   Wereldhave NV.........................................   1,415     208,426
   Wolters Kluwer NV.....................................  19,970     621,786
                                                                  -----------
                                                                   39,146,109
                                                                  -----------
  New Zealand -- 0.1%
   Auckland International Airport, Ltd.#.................  66,818     131,994
   Contact Energy, Ltd.#.................................  19,719     128,634
   Fisher & Paykel Appliances Holdings, Ltd.#............  18,428      52,839
   Fisher & Paykel Healthcare Corp.#.....................  35,020      91,379
   Fletcher Building, Ltd................................  32,331     309,329
   Kiwi Income Property Trust............................  48,300      56,963
   Sky City Entertainment Group, Ltd.#...................  30,231     115,650
   Sky Network Television, Ltd.#.........................  13,330      55,023
   Telecom Corp. of New Zealand, Ltd.#................... 135,920     485,905
   Tower, Ltd.+#.........................................  10,332      17,897
   Vector, Ltd.#.........................................  17,115      36,459
   Warehouse Group, Ltd.#................................   7,383      34,012
                                                                  -----------
                                                                    1,516,084
                                                                  -----------
  Norway -- 0.8%
   Aker Kvaerner ASA.....................................  11,260     276,312
   DET Norske Oljeselskap ASA+#..........................  51,600     102,410
   DNB NOR ASA...........................................  50,044     675,424
   Marine Harvest+....................................... 176,900     195,932
   Norsk Hydro ASA#......................................  48,135   1,717,924
   Norske Skogindustrier ASA#............................  11,076     166,200
   Ocean RIG ASA+#.......................................  11,600      78,569
   Orkla ASA#............................................  56,685   1,000,962
   Petroleum Geo-Services ASA+#..........................  11,634     292,241
   ProSafe ASA#..........................................  12,535     194,744
   Renewable Energy Corp AS+.............................  11,750     372,110
   Schibsted ASA#........................................   3,191     153,435
   Statoil ASA#..........................................  44,238   1,208,428
   Storebrand ASA#.......................................  15,197     239,376
   Tandberg ASA..........................................   7,742     174,579
   Telenor ASA+#.........................................  57,197   1,111,952
   TGS Nopec Geophysical Co. ASA+........................   7,280     153,901
   Tomra Systems ASA#....................................  10,758      87,760
   Yara International ASA#...............................  12,286     355,982
                                                                  -----------
                                                                    8,558,241
                                                                  -----------
  Portugal -- 0.3%
   Banco BPI SA..........................................  15,522     135,339
   Banco Comercial Portugues SA.......................... 147,532     748,389
   Banco Espirito Santo SA...............................  15,321     351,076
   Brisa-Auto Estradas de Portugal SA....................  20,426     271,819
   Cimpor Cimentos de Portugal SGPS SA...................  13,732     134,883
   Energias de Portugal SA............................... 136,938     779,406
   Jeronimo Martins SGPS SA..............................  12,853      77,306
   Portugal Telecom SGPS SA..............................  53,803     749,284
   PT Multimedia-Servicos de Telecomunicacoes e
     Multimedia, SGPS SA.................................   7,478     122,253
   Sonae Industria SGPS SA+..............................   4,289      56,152
   Sonae SGPS SA.........................................  54,465     159,029
                                                                  -----------
                                                                    3,584,936
                                                                  -----------

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                       Value
                    Security Description                     Shares   (Note 3)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Singapore -- 0.9%
   Allgreen Properties, Ltd.................................  42,816 $   50,391
   Ascendas Real Estate Investment Trust#...................  69,000    126,775
   CapitaCommercial Trust...................................  66,000    126,873
   CapitaLand, Ltd.#........................................  85,000    450,177
   CapitaMall Trust.........................................  65,000    172,551
   Chartered Semiconductor Manufacturing, Ltd.+#............  70,000     58,127
   City Developments, Ltd.#.................................  34,000    375,703
   ComfortDelGro Corp., Ltd.#............................... 120,000    172,617
   Cosco Corp. Singapore, Ltd...............................  53,000     91,487
   Creative Technology, Ltd.#...............................   3,850     18,125
   DBS Group Holdings, Ltd..................................  77,000  1,203,282
   Fraser and Neave, Ltd....................................  57,730    215,157
   Haw Par Corp., Ltd.......................................   7,429     37,160
   Jardine Cycle & Carriage, Ltd............................   9,059     81,741
   Keppel Corp., Ltd........................................  74,000    527,396
   Keppel Land, Ltd.#.......................................  24,706    147,809
   Neptune Orient Lines, Ltd.#..............................  30,000     88,662
   Olam International, Ltd..................................  42,000     90,624
   Overseas-Chinese Banking Corp., Ltd...................... 172,000  1,057,147
   Parkway Holdings, Ltd.#..................................  42,000    115,889
   SembCorp Industries, Ltd.#...............................  54,360    195,488
   SembCorp Marine, Ltd.#...................................  36,000    106,395
   Singapore Airlines, Ltd..................................  38,739    466,064
   Singapore Exchange, Ltd.#................................  54,000    263,044
   Singapore Land, Ltd......................................   9,488     64,519
   Singapore Petroleum Co., Ltd.............................   8,943     30,699
   Singapore Post, Ltd......................................  93,000     72,362
   Singapore Press Holdings, Ltd............................ 102,250    292,830
   Singapore Technologies Engineering, Ltd..................  92,000    209,337
   Singapore Telecommunications, Ltd........................ 489,860  1,133,846
   SMRT Corp, Ltd...........................................  42,000     52,452
   STATS ChipPAC, Ltd.+.....................................  90,000     94,155
   Suntec Real Estate Investment Trust......................  69,000     90,231
   United Overseas Bank, Ltd.#..............................  78,000  1,224,009
   United Overseas Land, Ltd................................  34,700    115,712
   Venture Corp., Ltd.......................................  17,000    167,844
   Want Want Holdings, Ltd..................................  31,000     71,300
   Wing Tai Holdings, Ltd...................................  33,000     74,225
                                                                     ----------
                                                                      9,932,205
                                                                     ----------
 Spain -- 3.7%
   Abertis Infraestructuras SA#.............................  15,550    515,968
   Acciona SA#..............................................   1,947    521,337
   Acerinox SA#.............................................  10,600    269,995
   ACS, Actividades de Construccion y Servicios SA#.........  14,416    965,604
   Altadis SA#..............................................  17,438  1,177,877
   Antena 3 de Television SA+#..............................   5,748    126,609
   Banco Bilbao Vizcaya Argentaria SA....................... 241,847  6,111,332
   Banco Popular Espanol SA#................................  57,930  1,159,861
   Banco Santander Central Hispano SA#...................... 425,845  8,182,374
   Cintra Concesiones de Infraestructuras de Transporte SA#.  14,044    244,337
   Corp Mapfre SA#..........................................  38,727    199,057
   Ebro Puleva SA#..........................................   5,762    127,228
   Endesa SA................................................  43,253  2,328,543
   Fomento de Construcciones y Contratas SA.................   3,112    307,770
   Gamesa Corp. Tecnologica SA#.............................  11,596    427,678
   Gas Natural SDG, SA#.....................................  10,671    629,327
   Gestevision Telecinco SA.................................   6,718    197,963
   Grupo Ferrovial SA#......................................   4,297    456,475
   Iberdrola SA# (Virt-x)...................................  58,558  3,380,205
   Iberdrola SA (London)....................................  16,805    965,657
   Iberia Lineas Aereas de Espana SA........................  32,274    169,797
   Indra Sistemas SA#.......................................   7,817    193,534
   Industria de Diseno Textil SA............................  14,854    937,580
   NH Hoteles SA+...........................................       1         22
   Promotora de Informaciones SA#...........................   5,214    118,285

                                                                     Value
                  Security Description                    Shares    (Note 3)

 -----------------------------------------------------------------------------
 Spain (continued)
  Repsol YPF SA.........................................    54,032 $ 1,981,149
  Sacyr Vallehermoso SA#................................     5,813     333,203
  Sociedad General de Aguas de Barcelona SA, Class A#...     4,084     151,119
  Sogecable SA+#........................................     3,279     132,626
  Telefonica SA.........................................   303,695   6,901,871
  Union Fenosa SA#......................................     7,260     428,064
  Zardoya Otis SA.......................................     7,134     337,890
  Zeltia SA+#...........................................    11,013     102,396
                                                                   -----------
                                                                    40,082,733
                                                                   -----------
 Sweden -- 2.3%
  Alfa Laval AB.........................................     6,426     404,446
  Assa Abloy AB, Class B#...............................    21,052     473,103
  Atlas Copco AB, Class A#..............................    45,606     766,208
  Atlas Copco AB, Class A Redemption Shares+#...........    23,203     133,798
  Atlas Copco AB, Class B#..............................    28,526     446,273
  Atlas Copco AB, Class B Redemption Shares+#...........    14,563      83,976
  Axfood AB#............................................     2,069      77,445
  Billerud AB#..........................................     2,892      44,094
  Boliden AB#...........................................    19,700     408,554
  Boliden AB Redemption Shares+#........................    19,850      34,282
  Castellum AB..........................................    10,616     155,341
  D Carnegie AB.........................................     4,873      97,187
  Electrolux AB, Class B................................    17,313     435,365
  Elekta AB, Class B....................................     5,739     105,957
  Eniro AB..............................................    12,491     161,115
  Fabege AB.............................................    10,400     134,520
  Getinge AB, Class B...................................    11,582     269,489
  Hennes & Mauritz AB, Class B#.........................    32,288   2,043,840
  Hoganas AB#...........................................     1,631      49,382
  Holmen AB.............................................     3,669     161,195
  Husqvarna AB, Class A.................................       194       3,042
  Husqvarna AB, Class B.................................    19,013     288,517
  Kungsleden AB.........................................     9,200     146,588
  Lundin Petroleum AB+#.................................    15,887     167,035
  Modern Times Group AB, Class B#.......................     3,465     210,322
  Nobia AB..............................................    10,050     124,547
  Nordea Bank AB........................................   141,226   2,326,757
  OMX AB................................................     5,837     188,538
  Sandvik AB#...........................................    64,500   1,200,158
  Sandvik AB Redemption Shares+#........................    69,300      29,946
  SAS AB#...............................................     5,081     113,084
  Scania AB, Class B#...................................    24,524     602,520
  Scania AB, Class B Redemption Shares+#................     6,881      34,706
  Securitas AB, Class B#................................    21,304     317,125
  Securitas Direct AB, Class B#.........................    21,704      63,361
  Securitas Systems AB, Class B+........................    21,704      75,908
  Skandinaviska Enskilda Banken AB, Class A#............    31,527   1,036,563
  Skanska AB, Class B#..................................    25,532     595,921
  SKF AB, Class B.......................................    27,577     591,841
  SKF AB, Class B Redemption Shares+#...................    27,977      40,231
  Ssab Svenskt Stal AB, Class A.........................    10,411     388,189
  Ssab Svenskt Stal AB, Class B.........................     4,535     156,314
  Svenska Cellulosa AB, Class B#........................    38,209     661,261
  Svenska Handelsbanken AB, Class A#....................    34,660   1,021,857
  Swedish Match AB#.....................................    19,018     351,809
  Tele2 AB, Class B#....................................    20,714     345,762
  Telefonaktiebolaget LM Ericsson, Class B.............. 1,009,157   3,828,420
  Telelogic AB+#........................................     1,716       4,290
  TeliaSonera AB#.......................................   137,544   1,018,749
  Trelleborg AB#........................................     5,681     180,625
  Volvo AB Class A......................................    32,265     687,789
  Volvo AB Class B......................................    74,045   1,551,655
  Wihlborgs Fastigheter AB..............................     2,030      43,713
                                                                   -----------
                                                                    24,882,713
                                                                   -----------

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                  Security Description                    Shares    (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Switzerland -- 5.8%
  ABB, Ltd..............................................   141,512 $ 3,027,118
  Adecco SA#............................................     8,987     655,608
  Ciba Specialty Chemicals AG...........................     4,822     311,021
  Clariant AG+..........................................    15,670     267,393
  Compagnie Financiere Richemont SA.....................    35,541   2,186,491
  Credit Suisse Group...................................    74,397   5,658,132
  Geberit AG............................................     2,690     470,003
  Givaudan SA...........................................       441     419,468
  Holcim, Ltd.#.........................................    13,662   1,511,431
  Kudelski SA#..........................................     2,412      93,837
  Kuehne & Nagel International AG.......................     3,677     337,739
  Kuoni Reisen Holding AG...............................       194     117,844
  Logitech International SA+............................    11,192     296,979
  Lonza Group AG........................................     3,091     305,617
  Micronas Semiconductor Holdings AG+#..................         1          21
  Nestle SA.............................................    27,285  10,626,180
  Nobel Biocare Holding AG..............................     1,614     553,462
  Novartis AG...........................................   157,940   8,878,322
  OC Oerlikon Corp AG+#.................................       433     233,328
  Phonak Holding AG.....................................     3,163     302,148
  PSP Swiss Property AG+................................     3,034     180,336
  Rieter Holding AG.....................................       304     167,910
  Roche Holding AG......................................    47,836   8,779,827
  Schindler Holding AG..................................     3,500     229,609
  SGS SA................................................       319     415,419
  Straumann AG#.........................................       528     153,684
  Sulzer AG.............................................       247     317,220
  Swatch Group AG.......................................     3,584     207,760
  Swatch Group AG, Class B#.............................     2,203     631,330
  Swiss Life Holding....................................     2,299     618,954
  Swiss Reinsurance.....................................    24,218   2,305,535
  Swisscom AG...........................................     1,545     543,992
  Syngenta AG...........................................     7,084   1,333,745
  UBS AG#...............................................   136,168   8,882,939
  Zurich Financial Services AG..........................     9,848   3,013,176
                                                                   -----------
                                                                    64,033,578
                                                                   -----------
 United Kingdom -- 19.8%
  3i Group PLC..........................................    31,384     754,422
  Aegis Group PLC.......................................    58,422     170,341
  Aggreko PLC...........................................    17,438     195,348
  Alliance Boots PLC....................................    55,997   1,251,277
  AMEC PLC..............................................    22,338     263,177
  Amvescap PLC..........................................    53,842     638,076
  Anglo American PLC....................................   101,175   6,088,230
  ARM Holdings PLC......................................    91,383     254,684
  Arriva PLC............................................    13,489     193,911
  AstraZeneca PLC (London)..............................   103,931   5,527,621
  Aviva PLC.............................................   174,763   2,761,465
  BAE Systems PLC.......................................   218,257   1,932,883
  Balfour Beatty PLC....................................    29,318     267,042
  Barclays PLC..........................................   445,289   6,365,995
  Barratt Developments PLC..............................    19,953     431,042
  BBA Aviation PLC......................................    28,034     158,065
  Bellway PLC...........................................     7,792     221,560
  Berkeley Group Holdings PLC+..........................     5,759     215,752
  BG Group PLC..........................................   232,182   3,549,220
  BHP Billiton PLC......................................   161,747   3,939,385
  Biffa PLC.............................................    23,821     154,829
  Bovis Homes Group PLC.................................     8,211     172,179
  BP PLC................................................ 1,318,275  14,735,236
  Britannic Group PLC...................................    46,652     583,814
  British Airways PLC+..................................    39,200     364,814
  British American Tobacco PLC..........................   105,318   3,568,122
  British Land Co. PLC..................................    35,489   1,016,833

                                                                    Value
                   Security Description                   Shares   (Note 3)

  ---------------------------------------------------------------------------
  United Kingdom (continued)
   British Sky Broadcasting Group PLC....................  77,577 $ 1,013,827
   Brixton PLC...........................................  18,399     173,962
   BT Group PLC.......................................... 564,396   3,682,362
   Bunzl PLC.............................................  23,109     337,237
   Burberry Group PLC....................................  29,987     405,844
   Cable & Wireless PLC.................................. 162,363     633,667
   Cadbury Schweppes PLC................................. 142,777   2,008,674
   Capita Group PLC......................................  42,035     616,760
   Carnival PLC..........................................  11,643     603,562
   Carphone Warehouse PLC#...............................  27,454     163,357
   Cattles PLC...........................................  24,701     202,122
   Centrica PLC.......................................... 249,429   1,892,850
   Charter PLC+..........................................  11,349     232,137
   Close Brothers Group PLC..............................   9,010     168,595
   Cobham PLC............................................  77,035     334,056
   Collins Stewart PLC...................................       1           5
   Compass Group PLC..................................... 137,638   1,027,465
   Cookson Group PLC.....................................  13,172     186,746
   CSR PLC+#.............................................   8,868     136,438
   Daily Mail & General Trust............................  20,169     336,466
   Davis Service Group PLC...............................  11,566     149,205
   De La Rue PLC.........................................  10,927     162,923
   Diageo PLC............................................ 183,615   3,915,714
   DSG International PLC................................. 125,446     418,050
   Electrocomponents PLC.................................  29,638     181,487
   Emap PLC..............................................  14,696     254,912
   EMI Group PLC.........................................  54,478     296,648
   Enterprise Inns PLC...................................  37,955     554,642
   Experian Group, Ltd...................................  69,596     866,117
   First Choice Holidays PLC.............................  34,318     242,592
   FirstGroup PLC........................................  29,606     406,256
   FKI PLC...............................................  40,033     109,392
   Friends Provident PLC................................. 123,803     485,382
   Galiform PLC+.........................................  40,861     124,195
   George Wimpey PLC.....................................  27,298     339,451
   GKN PLC...............................................  47,865     371,054
   GlaxoSmithKline PLC................................... 391,623  10,158,430
   Great Portland Estates PLC............................  11,237     159,202
   Group 4 Securicor PLC.................................  78,437     341,301
   Hammerson PLC.........................................  19,419     612,149
   Hanson PLC............................................  48,501   1,032,876
   Hays PLC..............................................  99,069     341,330
   HBOS PLC.............................................. 256,381   5,518,264
   Home Retail Group PLC.................................  59,744     558,076
   HSBC Holdings PLC..................................... 788,873  14,589,523
   ICAP PLC..............................................  35,230     373,036
   IMI PLC...............................................  22,942     274,155
   Imperial Chemical Industries PLC......................  81,215     872,415
   Imperial Tobacco Group PLC............................  46,128   1,994,823
   Inchcape PLC..........................................  30,040     330,126
   Intercontinental Hotels Group PLC#....................  24,167     651,759
   International Power PLC............................... 101,614     912,972
   Intertek Group PLC....................................  10,650     192,639
   Invensys PLC+.........................................  54,213     418,654
   Investec PLC..........................................  24,414     334,286
   ITV PLC............................................... 264,802     615,044
   J Sainsbury PLC....................................... 105,788   1,168,847
   Johnson Matthey PLC...................................  14,919     480,338
   Kelda Group PLC.......................................  24,413     494,037
   Kesa Electricals PLC..................................  36,055     250,588
   Kingfisher PLC........................................ 159,194     782,534
   Ladbrokes PLC.........................................  42,813     344,183
   Land Securities Group PLC.............................  32,024   1,233,973
   Legal & General Group PLC............................. 444,788   1,353,674
   Liberty International PLC.............................  17,291     415,306

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                      Value
                  Security Description                    Shares     (Note 3)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 United Kingdom (continued)
  Lloyds TSB Group PLC..................................   383,936 $  4,371,332
  LogicaCMG PLC.........................................   104,577      343,741
  London Stock Exchange Group PLC.......................    10,754      304,291
  Man Group PLC.........................................   121,793    1,419,240
  Marks & Spencer Group PLC.............................   115,659    1,600,825
  Meggitt PLC...........................................    44,567      282,391
  Michael Page International PLC........................    22,695      256,373
  Misys PLC.............................................    34,147      170,050
  Mitchells & Butlers PLC...............................    27,476      482,574
  National Express Group PLC............................     8,798      211,490
  National Grid PLC.....................................   184,424    2,859,343
  Next PLC..............................................    15,459      676,183
  Old Mutual PLC........................................   355,819    1,220,293
  Pearson PLC...........................................    54,913      976,424
  Persimmon PLC.........................................    19,356      523,544
  Premier Farnell PLC...................................    24,777      105,481
  Provident Financial PLC...............................    17,445      273,234
  Prudential PLC........................................   166,437    2,493,136
  Punch Taverns PLC.....................................    18,055      480,489
  Rank Group PLC........................................    26,586      106,207
  Reckitt Benckiser PLC.................................    41,523    2,257,753
  Reed Elsevier PLC.....................................    86,607    1,170,423
  Rentokil Initial PLC..................................   123,535      420,121
  Reuters Group PLC.....................................    86,918    1,080,828
  Rexam PLC.............................................    39,721      422,359
  Rio Tinto PLC.........................................    68,918    5,008,248
  Rolls-Royce Group PLC+................................   122,757    1,210,494
  Royal Bank of Scotland Group PLC......................   644,019    8,002,018
  Royal Dutch Shell PLC, Class A (London)...............    63,318    2,359,576
  Royal Dutch Shell PLC, Class A (Amsterdam)#...........   187,354    6,975,441
  Royal Dutch Shell PLC, Class B........................   187,880    7,098,164
  RT Group PLC+(3)(4)(5)................................    10,000          990
  SABMiller PLC.........................................    61,364    1,460,512
  Sage Group PLC........................................    88,555      440,561
  Schroders PLC.........................................     7,695      210,878
  Scottish & Newcastle PLC..............................    54,517      700,590
  Scottish and Southern Energy PLC......................    58,686    1,769,789
  Serco Group PLC.......................................    32,471      305,887
  Severn Trent PLC......................................    15,872      493,736
  Signet Group PLC......................................   116,362      262,666
  Slough Estates PLC....................................    32,140      455,665
  Smith & Nephew PLC....................................    64,223      788,441
  Smiths Group PLC......................................    39,050      879,161
  SSL International PLC.................................    12,967      108,674
  Stagecoach Group PLC..................................    36,119      132,132
  Standard Life PLC+....................................   143,408      976,120
  Tate & Lyle PLC.......................................    33,339      396,417
  Taylor Woodrow PLC....................................    39,622      358,934
  Tesco PLC.............................................   540,941    4,913,751
  Tomkins PLC...........................................    58,282      310,726
  Travis Perkins PLC....................................     7,898      323,880
  Trinity Mirror PLC....................................    19,961      227,070
  Tullett Prebon PLC....................................    12,288      120,441
  Unilever PLC..........................................    89,207    2,753,799
  United Business Media PLC.............................    17,210      288,296
  United Utilities PLC..................................    59,752      912,800
  Vodafone Group PLC.................................... 3,597,342   11,254,493
  Whitbread PLC.........................................    13,419      503,254
  William Hill PLC......................................    24,028      300,692
  Wolseley PLC..........................................    44,889    1,164,390
  WPP Group PLC.........................................    80,157    1,185,630
  Xstrata PLC...........................................    41,918    2,408,713
  Yell Group PLC........................................    53,061      531,109
                                                                   ------------
                                                                    217,716,278
                                                                   ------------

                                                           Shares/
                                                          Principal        Value
                 Security Description                      Amount         (Note 3)

-------------------------------------------------------------------------------------
United States -- 0.0%
 Synthes, Inc..........................................          4,040 $      503,681
                                                                       --------------
Total Common Stock
   (cost $735,710,710).................................                 1,014,149,626
                                                                       --------------
EXCHANGE TRADED FUNDS -- 3.0%
United States -- 3.0%
 iShares MSCI EAFE Index Fund#.........................        226,500     18,335,175
 iShares MSCI Japan Index Fund.........................        984,600     14,375,160
                                                                       --------------
                                                                           32,710,335
                                                                       --------------
Total Exchange Traded Funds
   (cost $32,499,829)..................................                    32,710,335
                                                                       --------------
PREFERRED STOCK -- 0.3%
Germany -- 0.3%
 Henkel KGaA#..........................................          4,043        629,088
 Porsche AG............................................            595      1,057,067
 ProSiebenSat.1 Media AG...............................          5,586        207,448
 RWE AG................................................          2,656        284,044
 Volkswagen AG#........................................          7,165        705,518
                                                                       --------------
                                                                            2,883,165
                                                                       --------------
Italy -- 0.0%
 Unipol SpA............................................         61,254        212,026
                                                                       --------------
United Kingdom -- 0.0%
 Rolls-Royce Group PLC.................................      7,202,982         14,619
                                                                       --------------
Total Preferred Stock
   (cost $1,589,055)...................................                     3,109,810
                                                                       --------------
FOREIGN CORPORATE BONDS & NOTES -- 0.0%
United Kingdom
 Transco Holdings PLC Bonds 4.19% due 12/14/22......... GBP      5,000         14,175
 Transco Holdings PLC Bonds 6.29% due 12/14/09......... GBP      5,000         10,015
 Transco Holdings PLC Bonds 7.00% due 12/16/24......... GBP      5,000         11,192
                                                                       --------------
Total Foreign Corporate Bonds & Notes
   (cost $22,431)......................................                        35,382
                                                                       --------------
RIGHTS -- 0.0%
Japan
 Dowa Mining Co., Ltd. Expires 01/29/10+...............         14,000          6,741
                                                                       --------------
Total Long-Term Investment Securities
   (cost $769,822,025).................................                 1,050,011,894
                                                                       --------------
SHORT-TERM INVESTMENT SECURITIES -- 20.6%
COLLECTIVE INVESTMENT POOL -- 20.4%
 Securities Lending Quality Trust(1)...................    223,829,389    223,829,389
                                                                       --------------
U.S. Government Treasuries -- 0.2%
 United States Treasury Bills
   4.74% due 07/05/07..................................   $     45,000         44,800
   4.82% due 06/07/07@.................................         10,000          9,992
   4.83% due 06/07/07@.................................      1,960,000      1,958,432
   4.86% due 07/05/07@.................................         95,000         94,568
                                                                       --------------
                                                                            2,107,792
                                                                       --------------
Total Short-Term Investment Securities
   (cost $225,937,181).................................                   225,937,181
                                                                       --------------

VALIC Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                           Principal       Value
                  Security Description                      Amount        (Note 3)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $30,208,002 and
   collateralized by Federal National Mtg. Assoc. Bonds,
   bearing interest at 5.38% due 05/04/22 and having
   approximate value of $31,112,750
   (cost $30,204,000).................................... $30,204,000  $   30,204,000
                                                                       --------------
Total Repurchase Agreements
   (cost $30,204,000)....................................                  30,204,000
                                                                       --------------
TOTAL INVESTMENTS
   (cost $1,025,963,206)(2)..............................       119.1%  1,306,153,075
Liabilities in excess of other assets....................       (19.1)   (209,107,231)
                                                          -----------  --------------
NET ASSETS --                                                   100.0% $1,097,045,844
                                                          ===========  ==============

--------
ADR--American Depository Receipt
SDR--Swedish Depository Receipt
VVPR Reduced tax rate shares
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1) The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2) See Note 6 for cost of investments on a tax basis.
(3) Fair valued security (See Note 3).
(4) Illiquid security
(5) To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the International Equities Fund held the following restricted securities:

                                                            Market
                     Acquisition        Acquisition Market   Value      % of
        Name            Date     Shares    Cost     Value  Per Share Net Assets
 ------------------- ----------- ------ ----------- ------ --------- ----------
 RT Group PLC.......  04/02/01   10,000  $ 42,797    $990    $0.10      0.00%
 Yamaichi Securities
  Co., Ltd..........  08/04/93    6,000   478,650    $  0    $0.00      0.00
                                                     ----               ----
                                                     $990               0.00%
                                                     ====               ====

Open Futures Contracts
-------------------------------------------------------------------------------------------
                                                                               Unrealized
Number of                                Expiration  Value at   Value as of   Appreciation
Contracts          Description              Date    Trade Date  May 31, 2007 (Depreciation)
-------------------------------------------------------------------------------------------
  9 Long  MSCI Singapore Index.......... June 2007  $   508,118 $   508,706    $      588
  8 Long  Hang Seng Index............... June 2007    1,049,318   1,059,766        10,448
 78 Long  OMXS 30 Index................. June 2007    1,437,901   1,443,880         5,979
 56 Long  CAC 40 10 Euro Index.......... June 2007    4,471,150   4,588,693       117,543
 13 Long  Amsterdam Index............... June 2007    1,854,099   1,892,930        38,831
  6 Long  IBEX 35 Index................. June 2007    1,183,623   1,237,873        54,250
  4 Long  DJ Stoxx 50 Index............. June 2007      195,652     211,566        15,914
 10 Long  DAX Index..................... June 2007    2,281,770   2,653,999       372,229
  6 Long  S&P/MIB Index................. June 2007    1,617,930   1,742,113       124,183
500 Long  MSCI Pan Euro Index........... June 2007   16,148,220  17,631,432     1,483,212
 40 Long  SPI 200 Index................. June 2007    4,935,786   5,240,363       304,577
 66 Long  FTSE 100 Index................ June 2007    8,161,710   8,628,354       466,644
                                                                               ----------
                                                                               $2,994,398
                                                                               ==========

VALIC Company I International Government Bond Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------


Industry Allocation*

                Sovereign................................ 76.4%
                United States Treasury Bonds.............  2.9
                United States Treasury Notes.............  2.2
                Repurchase Agreements....................  1.9
                Banks -- Special Purpose.................  1.5
                Cosmetics & Toiletries...................  1.5
                U.S. Government Agencies.................  1.5
                Finance -- Investment Banker/Broker......  1.4
                Transport -- Marine......................  0.7
                Aerospace/Defense........................  0.5
                Diversified Financial Services...........  0.5
                Telephone -- Integrated..................  0.5
                Diversified Manufactured Operations......  0.4
                Finance -- Commercial....................  0.4
                Medical -- Drugs.........................  0.4
                Retail -- Major Department Stores........  0.4
                Special Purpose Entities.................  0.4
                Beverages -- Non-alcoholic...............  0.3
                Building & Construction Products -- Misc.  0.3
                Cellular Telecom.........................  0.3
                Federal Home Loan Mtg. Corp..............  0.3
                Finance -- Credit Card...................  0.3
                Food -- Retail...........................  0.3
                Machinery -- Construction & Mining.......  0.3
                Multimedia...............................  0.3
                Retail -- Discount.......................  0.3
                Water....................................  0.3
                                                          ----
                                                          96.5%
                                                          ====

Country Allocation*

                              United States. 13.9%
                              Japan......... 10.9
                              Brazil........  9.3
                              Germany.......  6.3
                              United Kingdom  4.9
                              Turkey........  4.5
                              Venezuela.....  4.4
                              Argentina.....  3.9
                              Russia........  3.9
                              Belgium.......  3.8
                              Philippines...  3.4
                              Sweden........  3.3
                              Mexico........  3.2
                              France........  2.6
                              Denmark.......  2.0
                              Canada........  1.8
                              Netherlands...  1.8
                              Greece........  1.5
                              Italy.........  1.4
                              Uruguay.......  1.4
                              Colombia......  1.2
                              Austria.......  1.1
                              Peru..........  1.0
                              Ukrainian SSR.  0.9
                              Spain.........  0.7
                              Australia.....  0.6
                              Singapore.....  0.6
                              Panama........  0.5
                              Poland........  0.5
                              Indonesia.....  0.4
                              Finland.......  0.3
                              Luxembourg....  0.3
                              Pakistan......  0.2
                                             ----
                                             96.5%
                                             ====

Credit Quality+#

                       U.S. Government -- Treasury   5.4%
                       U.S. Government -- Agency..   1.9
                       AAA........................  22.9
                       AA.........................  19.4
                       A..........................   7.6
                       BBB........................   8.2
                       BB.........................  26.7
                       B..........................   6.3
                       Not Rated@.................   1.6
                                                   -----
                                                   100.0%
                                                   =====

*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                  Principal      Value
                Security Description              Amount(4)     (Note 3)
       ------------------------------------------------------------------
       BONDS -- 94.6%
       CORPORATE BONDS & NOTES -- 5.0%
       United States -- 5.0%
         American Express Credit Corp
          Senior Notes
          1.65% due 11/01/11.................. JPY  50,000,000 $  412,420
         BAE Systems Holdings, Inc.
          Notes
          5.20% due 08/15/15*.................         500,000    481,869
         CIT Group, Inc.
          Senior Notes
          4.25% due 03/17/15.................. EUR     400,000    500,714
         Citigroup, Inc.
          Sub. Notes
          3.63% due 11/30/17.................. EUR     700,000    889,745
         Costco Wholesale Corp.
          Senior Notes
          5.50% due 03/15/17..................         400,000    394,299
         General Electric Capital Corp.
          Sub. Notes
          4.13% due 09/19/35.................. EUR     600,000    692,745
         Goldman Sachs Group, Inc.
          Senior Notes
          5.35% due 01/15/16..................         400,000    388,564
         Morgan Stanley
          Senior Notes
          6.25% due 08/09/26..................         600,000    611,550
         Procter & Gamble Co.
          Senior Notes
          2.00% due 06/21/10.................. JPY 200,000,000  1,676,549
         Procter & Gamble Co.
          Senior Notes
          4.88% due 05/11/27.................. EUR     300,000    392,922
         Walt Disney Co.
          Notes
          5.70% due 07/15/11..................         400,000    404,639
                                                               ----------
       Total Corporate Bonds & Notes
          (cost $6,983,721)...................                  6,846,016
                                                               ----------
       FOREIGN CORPORATE BONDS & NOTES -- 6.2%
       France -- 2.4%
         Dexia Municipal Agency
          Sec. Notes
          3.25% due 07/12/08.................. EUR   1,565,000  2,079,578
         France Telecom SA
          Senior Notes
          4.75% due 02/21/17.................. EUR     500,000    654,744
         Veolia Environnement
          Notes
          5.13% due 05/24/22.................. EUR     350,000    458,330
                                                               ----------
                                                                3,192,652
                                                               ----------
       Luxembourg -- 0.3%
         Coca Cola Enterprises, Inc.
          Company Guar. Notes
          3.13% due 12/15/08.................. EUR     350,000    460,592
                                                               ----------
       Netherlands -- 1.0%
         Cemex Finance Europe BV
          Company Guar.
          4.75% due 03/05/14.................. EUR     300,000    390,366
         Metro Finance BV
          Notes
          4.75% due 05/29/12.................. EUR     300,000    400,689
         Siemens Financieringsmaatschappij NV
          Notes
          6.13% due 08/17/26*.................         550,000    550,555
                                                               ----------
                                                                1,341,610
                                                               ----------

                                                Principal     Value
                 Security Description           Amount(4)    (Note 3)
         Singapore -- 0.6%
           PSA International Pte, Ltd.
            Senior Bonds
            5.75% due 06/29/11*...............      860,000 $  870,381
                                                            ----------
         Sweden -- 0.3%
           Atlas Copco AB
            Senior Notes
            4.75% due 05/29/14................ EUR  300,000    400,617
                                                            ----------
         United Kingdom -- 1.6%
           BAE Systems PLC
            Bonds
            11.88% due 12/29/08............... GBP  320,000    686,294
           Glaxosmithkline Capital PLC
            Senior Notes
            5.25% due 04/10/42................ GBP  250,000    475,670
           Marks & Spencer PLC
            Senior Notes
            5.88% due 05/29/12................ GBP  300,000    581,615
           Vodafone Group PLC
            Senior Notes
            5.38% due 06/06/22................ EUR  300,000    403,503
                                                            ----------
                                                             2,147,082
                                                            ----------
         Total Foreign Corporate Bonds & Notes
            (cost $8,288,948).................               8,412,934
                                                            ----------
         FOREIGN GOVERNMENT AGENCIES -- 71.7%
         Argentina -- 3.9%
           Republic of Argentina
            Notes
            5.25% due 12/31/38(1).............    2,557,134  1,155,825
           Republic of Argentina
            Bonds
            7.00% due 03/28/11................    1,354,000  1,364,155
           Republic of Argentina
            Bonds
            7.00% due 09/12/13................      540,000    526,500
           Republic of Argentina
            Bonds
            7.00% due 10/03/15................      590,000    548,700
           Republic of Argentina
            Notes
            8.28% due 12/31/33................    1,664,924  1,741,510
                                                            ----------
                                                             5,336,690
                                                            ----------
         Australia -- 0.6%
           Government of Australia
            Bonds
            5.75% due 06/15/11................ AUD  730,000    595,285
           Government of Australia
            Series 415,
            Bonds
            6.25% due 04/15/15................ AUD  300,000    251,470
                                                            ----------
                                                               846,755
                                                            ----------
         Austria -- 1.1%
           Republic of Austria
            Notes
            4.00% due 09/15/16*............... EUR  850,000  1,104,235
           Republic of Austria
            Bonds
            6.25% due 07/15/27................ EUR  235,000    384,106
                                                            ----------
                                                             1,488,341
                                                            ----------

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal     Value
                Security Description             Amount(4)    (Note 3)
       -----------------------------------------------------------------
       BONDS (continued)
       FOREIGN GOVERNMENT AGENCIES (continued)
       Belgium -- 3.8%
         Kingdom of Belgium
          Bonds
          4.00% due 03/28/17.................. EUR 1,475,000 $ 1,911,371
         Kingdom of Belgium
          Bonds
          4.25% due 09/28/14.................. EUR   640,000     850,464
         Kingdom of Belgium
          Bonds
          5.00% due 03/28/35.................. EUR 1,025,000   1,464,270
         Kingdom of Belgium
          Bonds
          5.75% due 03/28/08.................. EUR   645,000     877,403
                                                             -----------
                                                               5,103,508
                                                             -----------
       Brazil -- 9.3%
         Federal Republic of Brazil
          Bonds
          5.81% due 01/05/16..................     1,046,000     675,190
         Federal Republic of Brazil
          Bonds
          6.00% due 01/17/17..................     1,240,000   1,248,060
         Federal Republic of Brazil
          Notes
          7.88% due 03/07/15..................       915,000   1,033,035
         Federal Republic of Brazil
          Notes
          8.00% due 01/15/18..................     1,950,000   2,178,150
         Federal Republic of Brazil
          Bonds
          8.25% due 01/20/34..................       370,000     471,750
         Federal Republic of Brazil
          Notes
          8.75% due 02/04/25..................     1,020,000   1,316,820
         Federal Republic of Brazil
          Bonds
          8.88% due 10/14/19..................     1,010,000   1,264,015
         Federal Republic of Brazil
          Notes
          8.88% due 04/15/24..................       275,000     356,813
         Federal Republic of Brazil
          Bonds
          10.25% due 01/10/28................. BRL 1,370,000     830,843
         Federal Republic of Brazil
          Bonds
          10.50% due 07/14/14.................       430,000     550,400
         Federal Republic of Brazil
          Notes
          11.00% due 08/17/40.................     1,980,000   2,653,200
                                                             -----------
                                                              12,578,276
                                                             -----------
       Canada -- 1.8%
         Government of Canada
          Notes
          3.75% due 06/01/09.................. CAD   920,000     846,759
         Government of Canada
          Bonds
          5.25% due 06/01/13.................. CAD 1,670,000   1,621,146
                                                             -----------
                                                               2,467,905
                                                             -----------
       Colombia -- 1.2%
         Republic of Colombia
          Notes
          7.38% due 01/27/17..................       480,000     527,760

                                             Principal      Value
               Security Description          Amount(4)     (Note 3)
           Colombia (continued)
             Republic of Colombia
              Bonds
              7.38% due 09/18/37.........         200,000 $  223,600
             Republic of Columbia
              Bonds
              8.13% due 05/21/24.........         260,000    311,740
             Republic of Columbia
              Notes
              8.25% due 12/22/14.........         490,000    562,275
                                                          ----------
                                                           1,625,375
                                                          ----------
           Denmark -- 2.0%
             Kingdom of Denmark
              Bonds
              7.00% due 11/15/07......... DKK  13,500,000  2,463,905
             Kingdom of Denmark
              Bonds
              7.00% due 11/10/24......... DKK   1,250,000    290,229
                                                          ----------
                                                           2,754,134
                                                          ----------
           Finland -- 0.3%
             Government of Finland
              Bonds
              5.38% due 07/04/13......... EUR     300,000    423,565
                                                          ----------
           France -- 0.2%
             Government of France
              Bonds
              3.75% due 04/25/17......... EUR     210,000    266,959
             Government of France
              Bonds
              5.50% due 04/25/29......... EUR         347        526
                                                          ----------
                                                             267,485
                                                          ----------
           Germany -- 6.3%
             Federal Republic of Germany
              Bonds
              3.50% due 04/08/11......... EUR     987,000  1,286,011
             Federal Republic of Germany
              Bonds
              4.13% due 07/04/08......... EUR   1,445,000  1,939,458
             Federal Republic of Germany
              Bonds
              4.25% due 01/04/14......... EUR   2,715,000  3,617,365
             Federal Republic of Germany
              Bonds
              5.25% due 07/04/10......... EUR   1,235,000  1,700,754
                                                          ----------
                                                           8,543,588
                                                          ----------
           Greece -- 1.5%
             Republic of Greece
              Bonds
              6.00% due 05/19/10......... EUR   1,455,000  2,038,513
                                                          ----------
           Indonesia -- 0.4%
             Republic of Indonesia
              Notes
              8.50% due 10/12/35.........         420,000    518,987
                                                          ----------
           Japan -- 10.9%
             Government of Japan
              Bonds
              0.80% due 03/20/13......... JPY 350,000,000  2,774,439
             Government of Japan
              Bonds
              1.10% due 03/20/11......... JPY 100,000,000    818,055
             Government of Japan
              Bonds
              1.40% due 12/20/15......... JPY 510,850,000  4,115,188

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal      Value
               Security Description              Amount(4)     (Note 3)
      -------------------------------------------------------------------
      BONDS (continued)
      FOREIGN GOVERNMENT AGENCIES (continued)
      Japan (continued)
        Government of Japan
         Bonds
         1.90% due 12/20/10.................. JPY 296,500,000 $ 2,495,007
        Government of Japan
         Bonds
         2.00% due 03/20/25.................. JPY 500,700,000   4,066,569
        Government of Japan
         Bonds
         5.00% due 09/21/09.................. JPY  62,900,000     562,872
                                                              -----------
                                                               14,832,130
                                                              -----------
      Mexico -- 3.2%
        United Mexican States
         Notes
         5.63% due 01/15/17..................         540,000     540,810
        United Mexican States
         Notes
         7.50% due 04/08/33..................         695,000     839,560
        United Mexican States
         Bonds
         8.00% due 12/24/08.................. MXN   5,900,000     553,219
        United Mexican States
         Bonds
         8.00% due 09/24/22..................         430,000     528,040
        United Mexican States
         Notes
         8.13% due 12/30/19..................         360,000     439,200
        United Mexican States
         Bonds
         8.30% due 08/15/31..................         720,000     939,600
        United Mexican States
         Bonds
         9.00% due 12/24/09.................. MXN   4,450,000     428,322
                                                              -----------
                                                                4,268,751
                                                              -----------
      Netherlands -- 0.8%
        Kingdom of Netherlands
         Bonds
         4.00% due 01/15/37.................. EUR     910,000   1,112,768
                                                              -----------
      Pakistan -- 0.2%
        Republic of Pakistan
         Bonds
         6.88% due 06/01/17*.................         319,000     315,013
                                                              -----------
      Panama -- 0.5%
        Republic of Panama
         Bonds
         6.70% due 01/26/36..................         580,000     609,000
                                                              -----------
      Peru -- 1.0%
        Republic of Peru
         Notes
         7.35% due 07/21/25..................         905,000   1,043,012
        Republic of Peru
         Bonds
         8.75% due 11/21/33..................         280,000     372,400
                                                              -----------
                                                                1,415,412
                                                              -----------
      Philippines -- 3.4%
        Republic of Philippines
         Senior Notes
         6.38% due 01/15/32..................         540,000     527,175
        Republic of Philippines
         Bonds
         7.75% due 01/14/31..................         240,000     272,544

                                           Principal      Value
                Security Description       Amount(4)     (Note 3)
              Philippines (continued)
                Republic of Philippines
                 Notes
                 8.00% due 01/15/16.....        470,000 $  529,925
                Republic of Philippines
                 Notes
                 8.25% due 01/15/14.....        470,000    524,637
                Republic of Philippines
                 Notes
                 8.88% due 03/17/15.....        450,000    526,500
                Republic of Philippines
                 Senior Notes
                 9.50% due 02/02/30.....        810,000  1,083,375
                Republic of Philippines
                 Bonds
                 9.88% due 01/15/19.....        440,000    576,400
                Republic of Philippines
                 Notes
                 10.63% due 03/16/25....        395,000    571,269
                                                        ----------
                                                         4,611,825
                                                        ----------
              Poland -- 0.5%
                Republic of Poland
                 Bonds
                 4.25% due 05/24/11..... PLN  1,825,000    625,471
                                                        ----------
              Russia -- 3.9%
                Russian Federation
                 Bonds
                 7.50% due 03/31/30(1)..      4,278,500  4,798,338
                Russian Federation
                 Notes
                 12.75% due 06/24/28....        250,000    452,440
                                                        ----------
                                                         5,250,778
                                                        ----------
              Spain -- 0.7%
                Kingdom of Spain
                 Bonds
                 5.75% due 07/30/32..... EUR    615,000    968,463
                                                        ----------
              Sweden -- 3.0%
                Kingdom of Sweden
                 Bonds
                 4.00% due 12/01/09..... SEK  3,000,000    431,656
                Kingdom of Sweden
                 Bonds
                 4.50% due 08/12/15..... SEK 18,360,000  2,691,884
                Kingdom of Sweden
                 Bonds
                 5.50% due 10/08/12..... SEK  6,560,000  1,000,866
                                                        ----------
                                                         4,124,406
                                                        ----------
              Turkey -- 4.5%
                Republic of Turkey
                 Notes
                 6.88% due 03/17/36.....      1,210,000  1,171,401
                Republic of Turkey
                 Bonds
                 7.00% due 09/26/16.....        240,000    246,000
                Republic of Turkey
                 Notes
                 7.00% due 06/05/20.....        740,000    753,394
                Republic of Turkey
                 Notes
                 7.25% due 03/15/15.....      1,240,000  1,297,350
                Republic of Turkey
                 Notes
                 7.38% due 02/05/25.....      1,030,000  1,068,625

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal     Value
                 Security Description            Amount(4)    (Note 3)
        ----------------------------------------------------------------
        BONDS (continued)
        FOREIGN GOVERNMENT AGENCIES (continued)
        Turkey (continued)
          Republic of Turkey
           Notes
           8.00% due 02/14/34..................      280,000 $   309,224
          Republic of Turkey
           Notes
           9.50% due 01/15/14..................      570,000     664,762
          Republic of Turkey
           Senior Notes
           11.88% due 01/15/30.................      340,000     529,550
                                                             -----------
                                                               6,040,306
                                                             -----------
        Ukrainian SSR -- 0.9%
          Ukrainian Soviet Socialist Republic
           Senior Notes
           6.58% due 11/21/16..................      260,000     264,038
          Ukrainian Soviet Socialist Republic
           Senior Bonds
           6.58% due 11/21/16*.................      590,000     598,112
          Ukrainian Soviet Socialist Republic
           Notes
           7.65% due 06/11/13..................      360,000     390,168
                                                             -----------
                                                               1,252,318
                                                             -----------
        Uruguay -- 1.4%
          Republic of Uruguay
           Bonds
           7.50% due 03/15/15..................      450,000     491,625
          Republic of Uruguay
           Bonds
           8.00% due 11/18/22..................    1,260,000   1,467,900
                                                             -----------
                                                               1,959,525
                                                             -----------
        Venezuela -- 4.4%
          Republic of Venezuela
           Bonds
           6.00% due 12/09/20..................      200,000     176,500
          Republic of Venezuela
           Bonds
           7.00% due 12/01/18..................      260,000     251,810
          Republic of Venezuela
           Bonds
           7.65% due 04/21/25..................      770,000     771,925
          Republic of Venezuela
           Notes
           8.50% due 10/08/14..................      360,000     382,500
          Republic of Venezuela
           Bonds
           9.25% due 09/15/27..................    2,700,000   3,122,550
          Republic of Venezuela
           Bonds
           9.38% due 01/13/34..................    1,070,000   1,243,875
                                                             -----------
                                                               5,949,160
                                                             -----------
        Total Foreign Government Agencies
           (cost $95,658,578)..................               97,328,448
                                                             -----------
        FOREIGN GOVERNMENT TREASURIES -- 4.7%
        Italy -- 1.4%
          Republic of Italy
           Bonds
           5.00% due 02/01/12.................. EUR  670,000     922,090
          Republic of Italy
           Bonds
           9.00% due 11/01/23.................. EUR  532,912   1,065,744
                                                             -----------
                                                               1,987,834
                                                             -----------

                                                        Principal        Value
               Security Description                     Amount(4)       (Note 3)
United Kingdom -- 3.3%
  Government of United Kingdom
   Bonds
   4.00% due 03/07/09............................... GBP     840,000  $  1,615,706
  Government of United Kingdom
   Bonds
   4.25% due 03/07/11............................... GBP   1,345,000     2,541,312
  Government of United Kingdom
   Bonds
   4.25% due 03/07/36............................... GBP     150,000       278,927
  Government of United Kingdom
   Bonds
   5.75% due 12/07/09............................... GBP         250           495
                                                                      ------------
                                                                         4,436,440
                                                                      ------------
Total Foreign Government Treasuries
   (cost $5,806,199)................................                     6,424,274
                                                                      ------------
U.S. GOVERNMENT AGENCIES -- 1.8%
  Federal Home Loan Mtg. Corp.
   Notes
   5.75% due 01/15/12...............................         385,000       393,753
  Federal National Mtg. Assoc.
   Senior Notes
   2.13% due 10/09/07............................... JPY 250,000,000     2,064,827
                                                                      ------------
Total U.S. Government Agencies
   (cost $2,632,551)................................                     2,458,580
                                                                      ------------
U.S. GOVERNMENT TREASURIES -- 5.2%
  United States Treasury Bonds
   5.25% due 02/15/29...............................         770,000       786,603
   5.38% due 02/15/31...............................       1,380,000     1,439,188
   8.00% due 11/15/21...............................       1,055,000     1,366,390
  United States Treasury Notes
   2.75% due 08/15/07...............................       1,224,000     1,218,836
   4.25% due 08/15/14...............................       1,390,000     1,336,681
   4.63% due 11/15/16...............................         475,000       465,017
   4.88% due 07/31/11...............................         390,000       390,274
                                                                      ------------
Total U.S. Government Treasuries
   (cost $7,112,516)................................                     7,002,989
                                                                      ------------
Total Bonds
   (cost $126,482,513)..............................                   128,473,241
                                                                      ------------
RIGHTS -- 0.0%
Mexico -- 0.0%
  United Mexican States, Series E
   Expires 06/30/07 VRR+ (2)
   (cost $0)........................................         500,000         3,550
                                                                      ------------
Total Long-Term Investment Securities
   (cost $126,482,513)..............................                   128,476,791
                                                                      ------------
REPURCHASE AGREEMENT -- 1.9%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 4.77%, dated 05/31/07, to be
   repurchased 06/01/07 in the amount of
   $2,559,339 and collateralized by Federal Home
   Loan Bank Bonds, bearing interest at
   4.38% due 09/17/10 and having approximate
   value of $2,612,964 (cost $2,559,000)............       2,559,000     2,559,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $129,041,513)(3)...........................            96.5%  131,035,791
Other assets less liabilities.......................             3.5     4,740,825
                                                     ---------------  ------------
NET ASSETS --                                                  100.0% $135,776,616
                                                     ===============  ============

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $3,920,165 representing 2.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security.
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(2)Fair valued security; see Note 3
(3)See Note 6 for cost of investments on a tax basis.
(4)Denominated in United States Dollars unless otherwise indicated.
VRR Value Recovery Right

             Open Forward Currency Contracts
             ------------------------------------------------------
                                                          Gross
               Contract to     In Exchange   Delivery   Unrealized
                 Deliver           For         Date    Appreciation
             ------------------------------------------------------
             *JPY 293,370,000 AUD 3,000,000 08/02/2007   $24,557
              GBP     410,000 USD   818,668 08/02/2007     7,301
              SEK  13,600,000 USD 2,027,037 08/02/2007    55,072
                                                         -------
                                                         $86,930
                                                         =======

             -------------------------------------------------------
                                                           Gross
              Contract to      In Exchange    Delivery   Unrealized
                Deliver            For          Date    Depreciation
             -------------------------------------------------------
             *AUD 3,000,000  JPY 293,355,000 08/02/2007   $(24,619)
              CAD   900,000  USD     815,188 08/02/2007    (27,729)
              USD 3,000,000  JPY 361,845,000 08/02/2007     (1,777)
              EUR   780,000  SEK   7,243,782 06/05/2007     (2,551)
                                                          --------
                                                           (56,676)
                                                          ========
             Net Unrealized Appreciation (Depreciation)   $ 30,254
                                                          ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
DKK--Danish Krone
EUR--Euro Dollar
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
PLN--Polish Zloty
SEK--Swedish Krona
USD--United State Dollar

See Notes to Financial Statements

VALIC Company I International Growth I Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool........................ 16.0%
            Banks -- Commercial............................... 12.6
            Medical -- Drugs..................................  5.3
            Oil Companies -- Integrated.......................  5.0
            Finance -- Investment Banker/Broker...............  2.9
            Insurance -- Multi-line...........................  2.9
            Auto -- Cars/Light Trucks.........................  2.7
            Food -- Misc......................................  2.6
            Electronic Components -- Misc.....................  2.2
            Soap & Cleaning Preparation.......................  2.0
            Cellular Telecom..................................  1.9
            Machinery -- General Industrial...................  1.7
            Office Automation & Equipment.....................  1.7
            Diversified Operations............................  1.5
            Chemicals -- Diversified..........................  1.4
            Distribution/Wholesale............................  1.4
            Diversified Minerals..............................  1.4
            Electric -- Integrated............................  1.4
            Machinery -- Electrical...........................  1.4
            Brewery...........................................  1.3
            Agricultural Chemicals............................  1.2
            Electronic Components -- Semiconductors...........  1.2
            Finance -- Other Services.........................  1.2
            Food -- Retail....................................  1.2
            Diversified Manufactured Operations...............  1.1
            Engineering/R&D Services..........................  1.1
            Human Resources...................................  1.1
            Beverages -- Wine/Spirits.........................  1.0
            Gambling (Non-Hotel)..............................  1.0
            Time Deposits.....................................  1.0
            Toys..............................................  1.0
            Wireless Equipment................................  1.0
            Building Products -- Cement.......................  0.9
            Cosmetics & Toiletries............................  0.9
            Electric Products -- Misc.........................  0.9
            Finance -- Leasing Companies......................  0.9
            Oil -- Field Services.............................  0.9
            Retail -- Apparel/Shoe............................  0.9
            Rubber -- Tires...................................  0.9
            Advertising Services..............................  0.8
            Insurance -- Property/Casualty....................  0.8
            Real Estate Operations & Development..............  0.8
            Retail -- Jewelry.................................  0.8
            Telephone -- Integrated...........................  0.8
            Apparel Manufacturers.............................  0.7
            Athletic Footwear.................................  0.7
            Building -- Heavy Construction....................  0.7
            Chemicals -- Specialty............................  0.7
            Retail -- Major Department Stores.................  0.7
            Telecom Services..................................  0.7
            Tobacco...........................................  0.7
            Dialysis Centers..................................  0.6
            Hotels/Motels.....................................  0.6
            Multimedia........................................  0.6
            Transport -- Rail.................................  0.6
            Gas -- Distribution...............................  0.5
            Insurance -- Reinsurance..........................  0.5
            Machinery -- Construction & Mining................  0.5
            Power Converter/Supply Equipment..................  0.5
            Steel -- Producers................................  0.5
            Water.............................................  0.5
            Applications Software.............................  0.4
            Building & Construction -- Misc...................  0.4
            Cable TV..........................................  0.4
            Electric -- Generation............................  0.4
            Industrial Gases..................................  0.4
            Medical Products..................................  0.4
            Medical -- Generic Drugs..........................  0.4
            Miscellaneous Manufacturing.......................  0.4

         Transport -- Services..................................   0.4
         Aerospace/Defense......................................   0.3
         Airlines...............................................   0.3
         Audio/Video Products...................................   0.3
         Building Products -- Air & Heating.....................   0.3
         Building Products -- Doors & Windows...................   0.3
         Circuit Boards.........................................   0.3
         Computer Services......................................   0.3
         Diversified Financial Services.........................   0.3
         Energy -- Alternate Sources............................   0.3
         Import/Export..........................................   0.3
         Metal Processors & Fabrication.........................   0.3
         Metal -- Diversified...................................   0.3
         Repurchase Agreements..................................   0.3
         Retail -- Pubs.........................................   0.3
         Transport -- Marine....................................   0.3
         Commercial Services....................................   0.2
         Diversified Operations/Commercial Services.............   0.2
         Electronic Measurement Instruments.....................   0.2
         Enterprise Software/Service............................   0.2
         Finance -- Credit Card.................................   0.2
         Index Fund.............................................   0.2
         Insurance -- Life/Health...............................   0.2
         Oil Companies -- Exploration & Production..............   0.2
         Optical Supplies.......................................   0.2
         Retail -- Convenience Store............................   0.2
         Retail -- Misc./Diversified............................   0.2
         Shipbuilding...........................................   0.2
         Television.............................................   0.2
         Tools -- Hand Held.....................................   0.2
         Auto/Truck Parts & Equipment -- Original...............   0.1
         Broadcast Services/Program.............................   0.1
         Computers..............................................   0.1
         Electronic Connectors..................................   0.1
         Publishing -- Newspapers...............................   0.1
         Real Estate Management/Services........................   0.1
         Retail -- Hypermarkets.................................   0.1
         Semiconductor Equipment................................   0.1
         Semiconductors Components -- Intergrated Circuits......   0.1
                                                                 -----
                                                                 114.8%
                                                                 =====

Country Allocation*

            United States..................................... 18.0%
            United Kingdom.................................... 15.4
            Japan............................................. 15.0
            France............................................ 12.7
            Switzerland....................................... 12.2
            Germany........................................... 10.7
            Australia.........................................  3.4
            Italy.............................................  2.6
            Sweden............................................  1.8
            Spain.............................................  1.7
            Netherlands.......................................  1.6
            Belgium...........................................  1.5
            Canada............................................  1.5
            Norway............................................  1.5
            Ireland...........................................  1.5
            Bermuda...........................................  1.3
            Taiwan............................................  1.3
            South Korea.......................................  1.2
            Greece............................................  1.1
            Mexico............................................  1.1
            Singapore.........................................  1.0
            Finland...........................................  1.0
            Denmark...........................................  0.8
            Austria...........................................  0.7
            Brazil............................................  0.6

VALIC Company I International Growth I Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Country Allocation* (continued)

           Hong Kong.........................................   0.5%
           India.............................................   0.5
           Russia............................................   0.4
           China.............................................   0.4
           Czech Republic....................................   0.4
           Israel............................................   0.4
           Indonesia.........................................   0.3
           Hungary...........................................   0.2
           South Africa......................................   0.2
           Turkey............................................   0.2
           Thailand..........................................   0.1
                                                              -----
                                                              114.8%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK -- 95.8%
  Australia -- 3.4%
   Aristocrat Leisure, Ltd...............................  20,755 $   264,667
   Babcock & Brown, Ltd..................................  48,200   1,283,570
   BHP Billiton, Ltd.#................................... 233,300   6,091,091
   Brambles, Ltd.+....................................... 120,556   1,278,776
   CSL, Ltd..............................................  37,440   2,764,774
   National Australia Bank, Ltd.#........................  96,890   3,412,973
   QBE Insurance Group, Ltd.#............................ 207,368   5,360,818
   Rio Tinto, Ltd.#......................................  27,090   2,141,346
                                                                  -----------
                                                                   22,598,015
                                                                  -----------
  Austria -- 0.7%
   Erste Bank der Oesterreichischen Sparkassen AG#.......  60,902   4,777,489
                                                                  -----------
  Belgium -- 1.5%
   InBev NV..............................................  35,587   2,998,021
   KBC Groep NV..........................................  34,924   4,819,025
   Umicore...............................................  11,690   2,495,008
                                                                  -----------
                                                                   10,312,054
                                                                  -----------
  Bermuda -- 1.3%
   Esprit Holdings, Ltd.................................. 507,300   6,246,681
   Li & Fung, Ltd........................................ 745,400   2,501,070
                                                                  -----------
                                                                    8,747,751
                                                                  -----------
  Brazil -- 0.2%
   All America Latina Logistica..........................  91,600   1,181,597
                                                                  -----------
  Canada -- 1.5%
   Canadian National Railway Co. (New York)..............  29,720   1,622,415
   Canadian National Railway Co. (Toronto)...............  27,436   1,495,436
   Canadian Natural Resources, Ltd.......................  21,530   1,430,972
   Manulife Financial Corp...............................  30,903   1,151,928
   Rogers Communications, Inc............................  60,640   2,514,383
   Suncor Energy, Inc....................................  22,889   1,987,808
                                                                  -----------
                                                                   10,202,942
                                                                  -----------
  China -- 0.4%
   China Merchants Bank Co., Ltd......................... 514,500   1,327,687
   Ping An Insurance Group Co. of China Ltd.............. 243,500   1,411,083
                                                                  -----------
                                                                    2,738,770
                                                                  -----------
  Czech Republic -- 0.4%
   CEZ AS................................................  50,970   2,616,719
                                                                  -----------
  Denmark -- 0.8%
   Novo-Nordisk A/S......................................  17,984   1,893,976
   Vestas Wind Systems A/S+..............................  47,810   3,359,603
                                                                  -----------
                                                                    5,253,579
                                                                  -----------
  Finland -- 1.0%
   Kone Oyj, Class B#....................................  21,760   1,302,630
   Metso Corp............................................  60,090   3,342,506
   Nokia Oyj.............................................  63,510   1,739,026
                                                                  -----------
                                                                    6,384,162
                                                                  -----------
  France -- 12.7%
   Accor SA#.............................................  42,300   3,933,515
   Alstom+...............................................  10,930   1,730,997
   Axa SA................................................ 216,590   9,468,642
   BNP Paribas SA........................................  23,244   2,820,465
   Cap Gemini SA.........................................  25,793   1,965,734
   Credit Agricole SA....................................  82,660   3,412,324
   Gaz de France SA......................................  31,610   1,587,324
   Groupe Danone#........................................  37,880   5,934,367
   L'Air Liquide SA......................................  10,597   2,515,963
   L'Oreal SA............................................  11,910   1,415,051
   Legrand SA............................................  50,650   1,797,851
   LVMH Moet Henessy Louis Vuitton SA....................  40,580   4,789,721

                                                                     Value
                  Security Description                    Shares    (Note 3)

 -----------------------------------------------------------------------------
 France (continued)
  Pernod Ricard SA......................................    14,826 $ 3,257,490
  PPR#..................................................    13,560   2,475,204
  Sanofi-Aventis........................................    28,490   2,747,064
  Schneider Electric SA#................................    66,061   9,536,828
  Societe Generale#.....................................    26,649   5,191,813
  Societe Television Francaise 1........................    29,446   1,047,580
  Total SA#.............................................   160,847  12,119,942
  Veolia Environnement#.................................    39,010   3,264,870
  Vinci SA..............................................    37,305   2,951,508
  Vivendi Universal SA..................................    27,930   1,216,879
                                                                   -----------
                                                                    85,181,132
                                                                   -----------
 Germany -- 9.7%
  Adidas AG#............................................    31,700   2,023,501
  Allianz SE#...........................................    15,380   3,414,600
  BASF AG#..............................................    23,240   2,878,143
  Bayer AG..............................................    86,365   6,215,985
  Bayerische Motoren Werke AG...........................    26,970   1,806,126
  Commerzbank AG........................................    46,730   2,298,802
  Continental AG........................................    32,588   4,608,943
  DaimlerChrysler AG....................................    12,000   1,100,390
  Deutsche Boerse AG#...................................    19,773   4,680,447
  E.ON AG...............................................    25,800   4,241,499
  Fresenius Medical Care AG#............................    25,662   3,766,476
  GEA Group AG+#........................................    78,327   2,526,266
  Hochtief AG#..........................................    23,703   2,747,629
  KarstadtQuelle AG+#...................................    68,949   2,467,796
  Linde AG#.............................................    37,050   4,093,895
  MAN AG................................................    26,325   3,819,863
  Merck KGaA............................................    10,876   1,431,370
  Puma AG...............................................     6,183   2,756,843
  Q-Cells AG+#..........................................    24,130   2,013,022
  SAP AG#...............................................    20,740     992,641
  Siemens AG............................................    38,174   5,030,687
                                                                   -----------
                                                                    64,914,924
                                                                   -----------
 Greece -- 1.1%
  Hellenic Telecommunications Organization SA+..........    15,780     503,216
  National Bank of Greece SA............................    87,096   5,200,979
  OPAP SA...............................................    35,950   1,373,779
                                                                   -----------
                                                                     7,077,974
                                                                   -----------
 Hong Kong -- 0.5%
  China Mobile Ltd......................................   220,500   2,060,009
  Hutchison Whampoa, Ltd................................   117,000   1,130,525
                                                                   -----------
                                                                     3,190,534
                                                                   -----------
 Hungary -- 0.2%
  OTP Bank..............................................    26,249   1,389,768
                                                                   -----------
 India -- 0.5%
  HDFC Bank, Ltd........................................    13,270   1,127,287
  Infosys Technologies, Ltd. ADR........................    48,785   2,402,661
                                                                   -----------
                                                                     3,529,948
                                                                   -----------
 Indonesia -- 0.3%
  PT Bank Central Asia Tbk.............................. 1,267,500     753,866
  Telekomunikasi Indonesia Tbk PT.......................   933,000   1,009,420
                                                                   -----------
                                                                     1,763,286
                                                                   -----------
 Ireland -- 1.5%
  Anglo Irish Bank Corp. PLC (Dublin)...................   206,406   4,846,378
  Anglo Irish Bank Corp. PLC (Virt-x)...................    31,600     741,963
  CRH PLC (Dublin)......................................    32,793   1,592,898
  CRH, PLC (Virt-x).....................................     9,681     471,551
  Ryanair Holdings PLC ADR+#............................    55,942   2,309,845
                                                                   -----------
                                                                     9,962,635
                                                                   -----------

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Israel -- 0.4%
          Teva Pharmaceutical Industries, Ltd. ADR.  63,629 $ 2,494,257
                                                            -----------
        Italy -- 2.6%
          Assicurazione Generali SpA...............  19,558     815,541
          Banca Intesa SpA......................... 198,739   1,516,232
          Banco Popolare di Verona e Novara Scrl#..  99,606   3,026,279
          Eni SpA#................................. 150,638   5,326,715
          Finmeccanica SpA#........................  55,280   1,739,050
          Luxottica Group SpA#.....................  29,270   1,027,534
          Saipem SpA#.............................. 129,433   4,045,701
                                                            -----------
                                                             17,497,052
                                                            -----------
        Japan -- 15.0%
          Aeon Co., Ltd............................  37,800     706,615
          Aeon Credit Service Co., Ltd.............  60,400   1,086,902
          Aeon Mall Co., Ltd.#.....................  22,500     815,325
          Asahi Glass Co., Ltd..................... 140,000   1,864,749
          Bridgestone Corp.........................  62,100   1,214,445
          Canon, Inc.#............................. 145,800   8,577,880
          Daiei, Inc.+#............................  46,150     495,250
          Daikin Industries, Ltd...................  46,300   1,692,975
          Denso Corp...............................  26,300     922,769
          Fanuc, Ltd...............................  63,100   6,024,832
          Hirose Electric Co., Ltd.................   6,700     869,844
          Hitachi High-Technologies Corp...........  31,800     825,703
          Ibiden Co., Ltd.#........................  38,500   2,078,431
          Isuzu Motors, Ltd.#...................... 245,000   1,193,796
          Kao Corp................................. 172,000   4,762,859
          KDDI Corp................................     320   2,734,593
          Keyence Corp.............................   5,800   1,239,113
          Komatsu, Ltd.............................  67,200   1,783,533
          Lawson, Inc.#............................  44,300   1,579,803
          Makita Corp..............................  25,000   1,039,441
          Marubeni Corp............................ 272,000   1,901,988
          Mitsubishi Electric Corp................. 363,000   3,319,795
          Mitsubishi UFJ Financial Group, Inc......     149   1,714,051
          Mizuho Financial Group, Inc..............     207   1,464,478
          Murata Manufacturing Co., Ltd............   7,100     501,726
          NGK Insulators, Ltd......................  62,000   1,449,384
          Nintendo Co., Ltd.#......................  18,500   6,468,159
          Nippon Yusen Kabushiki Kaisha............ 194,000   1,790,156
          Nomura Holdings, Inc..................... 132,000   2,700,739
          Omron Corp...............................  47,900   1,228,003
          ORIX Corp................................  22,410   6,003,007
          Osaka Gas Co., Ltd....................... 219,000     815,177
          Ricoh Co., Ltd........................... 120,000   2,612,983
          Sharp Corp...............................  53,000   1,014,708
          Shinsei Bank, Ltd........................  42,000     184,289
          Sony Corp................................  30,300   1,745,300
          Sumitomo Heavy Industries, Ltd........... 211,000   2,397,806
          Sumitomo Metal Industries, Ltd........... 599,000   3,243,558
          Sumitomo Realty & Development Co., Ltd...  81,000   3,061,627
          Suzuki Motor Corp........................  44,000   1,229,252
          The Shizuoka Bank, Ltd...................  92,000     942,679
          Tokyo Gas Co., Ltd....................... 234,000   1,153,657
          Tokyo Tatemono Co., Ltd.................. 145,000   2,091,002
          Toyota Motor Corp........................ 156,450   9,384,429
                                                            -----------
                                                             99,926,811
                                                            -----------
        Mexico -- 1.1%
          America Movil SAB de CV ADR#.............  88,513   5,359,462
          Grupo Televisa SA ADR....................  31,037     893,245
          Wal-Mart de Mexico SA de CV, Series V.... 247,500     933,353
                                                            -----------
                                                              7,186,060
                                                            -----------

                                                                   Value
                  Security Description                  Shares    (Note 3)

    ------------------------------------------------------------------------
    Netherlands -- 1.6%
     ASML Holding NV+.................................    29,430 $   762,291
     Heineken Holding NV..............................    36,239   1,833,915
     Heineken NV......................................    43,070   2,509,356
     ING Groep NV.....................................    55,220   2,460,113
     Royal Numico NV#.................................    15,586     775,744
     TPG NV...........................................    56,940   2,517,588
                                                                 -----------
                                                                  10,859,007
                                                                 -----------
    Norway -- 1.5%
     Aker Kvaerner ASA#...............................    79,595   1,953,203
     Petroleum Geo-Services ASA+......................    69,740   1,751,840
     Statoil ASA#.....................................   155,280   4,241,708
     Telenor ASA#.....................................    80,456   1,564,124
     Yara International ASA#..........................    27,540     797,960
                                                                 -----------
                                                                  10,308,835
                                                                 -----------
    Russia -- 0.4%
     LUKOIL ADR.......................................     9,725     731,320
     Mobile Telesystems OJSC ADR......................    41,000   2,221,380
                                                                 -----------
                                                                   2,952,700
                                                                 -----------
    Singapore -- 1.0%
     Keppel Corp., Ltd.#..............................   528,000   3,763,045
     Singapore Telecommunications, Ltd................   834,950   1,932,603
     United Overseas Bank, Ltd........................    80,000   1,255,394
                                                                 -----------
                                                                   6,951,042
                                                                 -----------
    South Africa -- 0.2%
     Standard Bank Group, Ltd.........................    93,626   1,384,008
                                                                 -----------
    South Korea -- 1.2%
     Hana Financial Group, Inc........................    19,430     984,275
     Hyundai Heavy Industries Co., Ltd................     3,612   1,234,106
     Samsung Electronics Co., Ltd.....................     3,380   1,949,019
     Samsung Electronics Co., Ltd. GDR*...............    13,471   3,859,442
                                                                 -----------
                                                                   8,026,842
                                                                 -----------
    Spain -- 1.7%
     Banco Bilbao Vizcaya Argentaria SA...............   199,200   5,033,667
     Banco Santander Central Hispano SA...............    80,473   1,546,244
     Industria de Diseno Textil SA....................    71,486   4,512,175
                                                                 -----------
                                                                  11,092,086
                                                                 -----------
    Sweden -- 1.8%
     Assa Abloy AB, Class B...........................    83,139   1,868,387
     Atlas Copco AB Class A...........................    88,800   1,491,892
     Atlas Copco AB Class A Redemption Shares+........    44,700     257,758
     Swedbank AB, Class A#............................    66,270   2,442,242
     Swedish Match AB.................................    70,246   1,299,461
     Telefonaktiebolaget LM Ericsson, Class B......... 1,284,170   4,871,732
                                                                 -----------
                                                                  12,231,472
                                                                 -----------
    Switzerland -- 12.2%
     ABB, Ltd.........................................   151,530   3,241,416
     Actelion, Ltd....................................     6,840   1,495,273
     Adecco SA#.......................................    47,091   3,435,321
     Compagnie Financiere Richemont SA#...............    87,998   5,413,659
     Credit Suisse Group..............................    91,700   6,974,082
     Givaudan SA......................................     2,330   2,216,239
     Holcim, Ltd.#....................................    38,110   4,216,121
     Julius Baer Holding AG...........................    87,248   6,639,054
     Nestle SA........................................    27,184  10,586,845
     Novartis AG......................................    45,306   2,546,798
     Roche Holding AG.................................    78,502  14,408,270
     Swiss Reinsurance................................    37,331   3,553,882
     Syngenta AG......................................    37,117   6,988,227

VALIC Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description               Shares    (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Switzerland (continued)
        UBS AG....................................... 146,611 $  9,564,189
                                                              ------------
                                                                81,279,376
                                                              ------------
      Taiwan -- 1.3%
        HON HAI Precision Industry Co., Ltd.......... 665,600    4,704,136
        MediaTek, Inc................................ 133,100    2,106,975
        Quanta Computer, Inc......................... 484,000      732,479
        Taiwan Semiconductor Manufacturing Co., Ltd.. 403,000      831,896
                                                              ------------
                                                                 8,375,486
                                                              ------------
      Thailand -- 0.1%
        Bangkok Bank Public Co., Ltd................. 171,300      573,720
                                                              ------------
      Turkey -- 0.2%
        Akbank TAS................................... 211,060    1,481,825
                                                              ------------
      United Kingdom -- 15.4%
        American Physicians Capital, Inc.............  39,200    1,328,077
        Anglo American PLC...........................  34,970    2,104,328
        Aviva PLC.................................... 105,200    1,662,286
        Barclays PLC................................. 173,802    2,484,729
        BG Group PLC................................. 355,136    5,428,741
        BHP Billiton PLC.............................  50,380    1,227,017
        BT Group PLC................................. 315,150    2,056,174
        Burberry Group PLC........................... 360,883    4,884,185
        Capita Group PLC............................. 288,600    4,234,495
        Carphone Warehouse PLC#...................... 158,833      945,088
        Daily Mail & General Trust NV................  49,250      821,605
        Diageo PLC................................... 157,110    3,350,477
        Enterprise Inns PLC..........................  63,157      922,922
        GlaxoSmithKline PLC.......................... 238,629    6,189,872
        HSBC Holdings PLC............................ 365,150    6,753,133
        Imperial Tobacco Group PLC...................  52,167    2,255,982
        Informa PLC.................................. 263,935    3,086,057
        International Power PLC...................... 600,094    5,391,667
        Ladbrokes PLC................................ 239,688    1,926,901
        Man Group PLC................................ 289,256    3,370,668
        Next PLC.....................................  28,080    1,228,231
        Punch Taverns PLC............................  36,210      963,640
        Reckitt Benckiser PLC........................ 187,297   10,184,002
        Royal Bank of Scotland Group PLC............. 244,505    3,038,006
        Royal Dutch Shell PLC, Class A...............  75,020    2,795,656
        Shire PLC....................................  85,286    2,004,544
        Smiths Group PLC............................. 116,700    2,627,353
        Tesco PLC.................................... 902,772    8,200,518
        Vodafone Group PLC........................... 923,610    2,889,567
        William Hill PLC............................. 252,790    3,163,473
        WPP Group PLC................................ 378,880    5,604,146
                                                              ------------
                                                               103,123,540
                                                              ------------
      United States -- 0.4%
        Synthes, Inc.................................  23,170    2,888,683
                                                              ------------
      Total Common Stock
         (cost $498,220,255).........................          640,456,081
                                                              ------------
      EXCHANGE TRADED FUNDS -- 0.2%
      United States -- 0.2%
        iShares MSCI Japan Index Fund
         (cost $1,145,615)...........................  78,745    1,149,677
                                                              ------------

                                                              Shares/
                                                             Principal     Value
                   Security Description                       Amount      (Note 3)

-------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.4%
Brazil -- 0.4%
  Banco Itau Holding Financeira SA.........................     20,000  $    878,189
  Cia de Bebidas das Americas ADR..........................     19,166     1,299,455
  Petroleo Brasileiro SA ADR...............................      8,331       798,776
                                                                        ------------
                                                                           2,976,420
                                                                        ------------
Germany -- 1.0%
  Henkel KGaA#.............................................     21,102     3,283,456
  Porsche AG...............................................      1,798     3,194,295
                                                                        ------------
                                                                           6,477,751
                                                                        ------------
Total Preferred Stock
   (cost $5,843,355).......................................                9,454,171
                                                                        ------------
Total Long-Term Investment Securities
   (cost $505,209,225).....................................              651,059,929
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 17.1%
Collective Investment Pool -- 16.0%
  Securities Lending Quality Trust(1)......................          9   107,038,009
                                                                        ------------
Time Deposits -- 1.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 06/01/07...................................... $  431,000       431,000
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 06/01/07......................................  6,394,000     6,394,000
                                                                        ------------
                                                                           6,825,000
                                                                        ------------
Total Short-Term Investment Securities
   (cost $113,863,009).....................................              113,863,009
                                                                        ------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $2,167,287 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.80% due 03/08/10 and having approximate value of
   $2,210,513
   (cost $2,167,000).......................................  2,167,000     2,167,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $621,239,234)(2)..................................      114.8%  767,089,938
Liabilities in excess of other assets......................      (14.8)  (98,816,061)
                                                            ----------  ------------
NET ASSETS --                                                    100.0% $668,273,877
                                                            ==========  ============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $3,859,442 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Finance -- Investment Banker/Broker......   8.4%
                Collective Investment Pool...............   8.0
                Medical -- Drugs.........................   6.7
                Oil Companies -- Integrated..............   6.2
                Banks -- Super Regional..................   5.3
                Electronic Components -- Semiconductors..   3.7
                Wireless Equipment.......................   3.3
                Medical Products.........................   3.1
                Diversified Manufactured Operations......   2.9
                Telephone -- Integrated..................   2.7
                Cosmetics & Toiletries...................   2.6
                Schools..................................   2.6
                E-Commerce/Products......................   2.5
                Networking Products......................   2.4
                Medical -- Biomedical/Gene...............   2.3
                Enterprise Software/Service..............   2.2
                Investment Management/Advisor Services...   2.2
                Time Deposits............................   2.1
                Computers................................   2.0
                Retail -- Discount.......................   2.0
                Web Portals/ISP..........................   1.8
                Applications Software....................   1.7
                Medical Instruments......................   1.7
                Finance -- Credit Card...................   1.6
                Retail -- Drug Store.....................   1.6
                Tobacco..................................   1.6
                Advertising Agencies.....................   1.5
                Insurance Brokers........................   1.5
                Oil -- Field Services....................   1.5
                Beverages -- Wine/Spirits................   1.3
                Electric -- Integrated...................   1.3
                Aerospace/Defense........................   1.1
                Consulting Services......................   1.1
                Food -- Retail...........................   1.1
                Oil Companies -- Exploration & Production   1.1
                Data Processing/Management...............   1.0
                E-Commerce/Services......................   1.0
                Filtration/Separation Products...........   1.0
                Industrial Gases.........................   1.0
                Insurance -- Life/Health.................   1.0
                Insurance -- Multi-line..................   1.0
                Medical -- HMO...........................   1.0
                Transport -- Services....................   1.0
                Banks -- Fiduciary.......................   0.9
                Beverages -- Non-alcoholic...............   0.8
                Retail -- Consumer Electronics...........   0.8
                Retail -- Major Department Stores........   0.8
                Multimedia...............................   0.7
                Aerospace/Defense -- Equipment...........   0.6
                Forestry.................................   0.5
                                                          -----
                                                          110.3%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 97.7%
        Advertising Agency -- 1.5%
          Omnicom Group, Inc.......................... 12,188 $1,283,396
                                                              ----------
        Aerospace/Defense -- 1.1%
          Lockheed Martin Corp........................ 10,089    989,731
                                                              ----------
        Aerospace/Defense - Equipment -- 0.6%
          United Technologies Corp....................  7,020    495,261
                                                              ----------
        Applications Software -- 1.7%
          Microsoft Corp.............................. 49,447  1,516,539
                                                              ----------
        Banks - Fiduciary -- 0.9%
          State Street Corp........................... 11,518    786,334
                                                              ----------
        Banks - Super Regional -- 5.3%
          Bank of America Corp........................ 46,575  2,361,818
          US Bancorp.................................. 25,254    873,284
          Wells Fargo & Co............................ 40,845  1,474,096
                                                              ----------
                                                               4,709,198
                                                              ----------
        Beverages - Non - alcoholic -- 0.8%
          PepsiCo, Inc................................ 10,348    707,079
                                                              ----------
        Beverages - Wine/Spirits -- 1.3%
          Diageo PLC.................................. 43,475    927,134
          Diageo PLC ADR..............................  2,917    249,082
                                                              ----------
                                                               1,176,216
                                                              ----------
        Computers -- 2.0%
          Dell, Inc.+................................. 65,200  1,751,924
                                                              ----------
        Consulting Services -- 1.1%
          Accenture Ltd., Class A..................... 23,387    957,464
                                                              ----------
        Cosmetics & Toiletries -- 2.6%
          Procter & Gamble Co......................... 36,539  2,322,053
                                                              ----------
        Data Processing/Management -- 1.0%
          Automatic Data Processing, Inc.............. 17,643    876,857
                                                              ----------
        Diversified Manufactured Operations -- 2.9%
          General Electric Co......................... 67,746  2,545,895
                                                              ----------
        E - Commerce/Products -- 2.5%
          Amazon.com, Inc.+#.......................... 31,262  2,161,455
                                                              ----------
        E - Commerce/Services -- 1.0%
          eBay, Inc.+................................. 27,256    887,455
                                                              ----------
        Electric - Integrated -- 1.3%
          DPL, Inc.#.................................. 16,707    509,731
          Exelon Corp.................................  8,543    666,354
                                                              ----------
                                                               1,176,085
                                                              ----------
        Electronic Components - Semiconductors -- 3.7%
          Altera Corp................................. 45,243  1,031,993
          Intel Corp.................................. 54,371  1,205,405
          Texas Instruments, Inc...................... 28,201    997,187
                                                              ----------
                                                               3,234,585
                                                              ----------
        Enterprise Software/Service -- 2.2%
          Oracle Corp.+............................... 99,976  1,937,535
                                                              ----------
        Filtration/Separation Products -- 1.0%
          Pall Corp.#................................. 20,533    918,852
                                                              ----------
        Finance - Credit Card -- 1.6%
          American Express Co......................... 13,636    886,067
          Capital One Financial Corp..................  6,715    535,723
                                                              ----------
                                                               1,421,790
                                                              ----------
        Finance - Investment Banker/Broker -- 8.4%
          Citigroup, Inc.............................. 60,862  3,316,371
          J.P. Morgan Chase & Co...................... 31,110  1,612,431

                                                                 Value
                     Security Description               Shares  (Note 3)

       ------------------------------------------------------------------
       Finance - Investment Banker/Broker (continued)
         Merrill Lynch & Co., Inc......................  7,606 $  705,304
         Morgan Stanley................................  8,559    727,857
         The Goldman Sachs Group, Inc..................  4,481  1,034,305
                                                               ----------
                                                                7,396,268
                                                               ----------
       Food - Retail -- 1.1%
         Whole Foods Market, Inc.#..................... 22,874    940,121
                                                               ----------
       Forestry -- 0.5%
         Weyerhaeuser Co...............................  5,474    448,649
                                                               ----------
       Industrial Gases -- 1.0%
         Air Products & Chemicals, Inc................. 11,314    882,379
                                                               ----------
       Insurance Broker -- 1.5%
         Marsh & McLennan Cos., Inc.#.................. 39,685  1,302,859
                                                               ----------
       Insurance - Life/Health -- 1.0%
         Prudential Financial, Inc.....................  8,630    880,433
                                                               ----------
       Insurance - Multi - line -- 1.0%
         Hartford Financial Services Group, Inc........  8,845    912,539
                                                               ----------
       Investment Management/Advisor Services -- 2.2%
         Legg Mason, Inc............................... 14,520  1,466,956
         T. Rowe Price Group, Inc......................  9,640    495,014
                                                               ----------
                                                                1,961,970
                                                               ----------
       Medical Instruments -- 1.7%
         Medtronic, Inc................................ 16,374    870,606
         St. Jude Medical, Inc.+....................... 14,815    632,452
                                                               ----------
                                                                1,503,058
                                                               ----------
       Medical Products -- 3.1%
         Baxter International, Inc..................... 21,417  1,217,342
         Johnson & Johnson............................. 14,126    893,752
         Zimmer Holdings, Inc.+........................  7,475    658,249
                                                               ----------
                                                                2,769,343
                                                               ----------
       Medical - Biomedical/Gene -- 2.3%
         Amgen, Inc.+.................................. 14,899    839,261
         Biogen Idec, Inc.+............................ 22,833  1,192,339
                                                               ----------
                                                                2,031,600
                                                               ----------
       Medical - Drugs -- 6.7%
         Abbott Laboratories........................... 17,376    979,138
         Bristol - Myers Squibb Co..................... 52,462  1,590,123
         Novartis AG ADR...............................  8,099    455,002
         Pfizer, Inc................................... 64,204  1,764,968
         Wyeth......................................... 19,334  1,118,278
                                                               ----------
                                                                5,907,509
                                                               ----------
       Medical - HMO -- 1.0%
         WellPoint, Inc.+.............................. 10,473    852,607
                                                               ----------
       Multimedia -- 0.7%
         News Corp., Class A........................... 27,715    612,224
                                                               ----------
       Networking Products -- 2.4%
         Cisco Systems, Inc.+.......................... 77,290  2,080,647
                                                               ----------
       Oil Companies - Exploration & Production -- 1.1%
         Apache Corp................................... 11,815    954,061
                                                               ----------
       Oil Companies - Integrated -- 6.2%
         BP PLC ADR.................................... 13,815    925,743
         ConocoPhillips................................ 12,359    956,957
         Exxon Mobil Corp.............................. 42,994  3,575,811
                                                               ----------
                                                                5,458,511
                                                               ----------

VALIC Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal     Value
                 Security Description                     Amount      (Note 3)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Oil - Field Services -- 1.5%
  Schlumberger, Ltd....................................     17,398  $ 1,354,782
                                                                    -----------
Retail - Consumer Electronics -- 0.8%
  Best Buy Co., Inc....................................     14,197      685,573
                                                                    -----------
Retail - Discount -- 2.0%
  Wal - Mart Stores, Inc...............................     36,130    1,719,788
                                                                    -----------
Retail - Drug Store -- 1.6%
  CVS Caremark Corp....................................     37,621    1,449,913
                                                                    -----------
Retail - Major Department Stores -- 0.8%
  J.C. Penney Co., Inc.................................      8,312      668,950
                                                                    -----------
School -- 2.6%
  Apollo Group, Inc., Class A+#........................     48,232    2,313,689
                                                                    -----------
Telephone - Integrated -- 2.7%
  AT&T, Inc............................................     20,138      832,505
  Sprint Nextel Corp...................................     41,235      942,220
  Verizon Communications, Inc..........................     14,358      625,003
                                                                    -----------
                                                                      2,399,728
                                                                    -----------
Tobacco -- 1.6%
  Altria Group, Inc....................................     19,575    1,391,782
                                                                    -----------
Transport - Services -- 1.0%
  Expeditors International of Washington, Inc..........      3,741      163,332
  United Parcel Service, Inc., Class B.................     10,538      758,420
                                                                    -----------
                                                                        921,752
                                                                    -----------
Web Portals/ISP -- 1.8%
  Google, Inc., Class A+...............................      3,268    1,626,647
                                                                    -----------
Wireless Equipment -- 3.3%
  QUALCOMM, Inc........................................     67,627    2,904,580
                                                                    -----------
Total Long - Term Investment Securities
   (cost $73,560,113)..................................              86,187,666
                                                                    -----------
SHORT - TERM INVESTMENT SECURITIES -- 10.1%
Collective Investment Pool -- 8.0%
  Securities Lending Quality Trust(1)..................  7,101,783    7,101,783
                                                                    -----------
Time Deposit -- 2.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07.................................. $1,810,000    1,810,000
                                                                    -----------
Total Short - Term Investment Securities
   (cost $8,911,783)...................................               8,911,783
                                                                    -----------
TOTAL INVESTMENTS
   (cost $82,471,896)(2)...............................      107.8%  95,099,449
Liabilities in excess of other assets..................       (7.8)  (6,913,294)
                                                        ----------  -----------
NET ASSETS --                                                100.0% $88,186,155
                                                        ==========  ===========

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financials Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Finance -- Investment Banker/Broker............... 6.6%
            Computers......................................... 6.0
            Aerospace/Defense................................. 5.1
            Collective Investment Pool........................ 4.5
            Medical -- Drugs.................................. 3.9
            Diversified Manufactured Operations............... 3.6
            Medical -- HMO.................................... 3.2
            Networking Products............................... 3.1
            Medical Products.................................. 3.0
            Cellular Telecom.................................. 2.9
            Applications Software............................. 2.7
            Oil Companies -- Integrated....................... 2.6
            Web Portals/ISP................................... 2.6
            Beverages -- Non-alcoholic........................ 2.0
            Electronic Components -- Semiconductors........... 1.9
            Retail -- Discount................................ 1.9
            Enterprise Software/Service....................... 1.8
            Insurance -- Property/Casualty.................... 1.8
            Medical -- Biomedical/Gene........................ 1.8
            Cosmetics & Toiletries............................ 1.5
            Electric Products -- Misc......................... 1.5
            Engineering/R&D Services.......................... 1.5
            Consulting Services............................... 1.4
            Insurance -- Life/Health.......................... 1.2
            Agricultural Chemicals............................ 1.1
            Finance -- Credit Card............................ 1.1
            Multimedia........................................ 1.1
            Retail -- Drug Store.............................. 1.1
            Health Care Cost Containment...................... 1.0
            Apparel Manufacturers............................. 0.9
            E-Commerce/Services............................... 0.9
            Metal -- Diversified.............................. 0.9
            Pharmacy Services................................. 0.9
            Repurchase Agreements............................. 0.9
            Retail -- Apparel/Shoe............................ 0.9
            Wireless Equipment................................ 0.9
            Beverages -- Wine/Spirits......................... 0.8
            Computer Aided Design............................. 0.8
            Medical -- Wholesale Drug Distribution............ 0.8
            Retail -- Regional Department Stores.............. 0.8
            Aerospace/Defense -- Equipment.................... 0.7
            Athletic Footwear................................. 0.7
            Coal.............................................. 0.7
            Insurance -- Multi-line........................... 0.7

           Oil -- Field Services.............................   0.7
           Cable TV..........................................   0.6
           Electronic Measurement Instruments................   0.6
           Medical Instruments...............................   0.6
           Retail -- Major Department Stores.................   0.6
           Telecom Equipment -- Fiber Optics.................   0.6
           Therapeutics......................................   0.6
           Tobacco...........................................   0.6
           Banks -- Fiduciary................................   0.5
           Broadcast Services/Program........................   0.5
           Distribution/Wholesale............................   0.5
           Electronics -- Military...........................   0.5
           Finance -- Consumer Loans.........................   0.5
           Instruments -- Scientific.........................   0.5
           Investment Management/Advisor Services............   0.5
           Machinery -- Construction & Mining................   0.5
           Machinery -- General Industrial...................   0.5
           Medical -- Generic Drugs..........................   0.5
           Retail -- Building Products.......................   0.5
           Retail -- Consumer Electronics....................   0.5
           Retail -- Office Supplies.........................   0.5
           Brewery...........................................   0.4
           Commercial Services...............................   0.4
           Electronic Parts Distribution.....................   0.4
           Entertainment Software............................   0.4
           Financial Guarantee Insurance.....................   0.4
           Food -- Retail....................................   0.4
           Human Resources...................................   0.4
           Independent Power Producers.......................   0.4
           Medical Labs & Testing Services...................   0.4
           Office Automation & Equipment.....................   0.4
           Retail -- Auto Parts..............................   0.4
           Toys..............................................   0.4
           Computers -- Memory Devices.......................   0.3
           Rental Auto/Equipment.............................   0.3
           Retail -- Jewelry.................................   0.3
           Casino Services...................................   0.2
           Finance -- Other Services.........................   0.2
           Radio.............................................   0.2
           Retail -- Restaurants.............................   0.2
                                                              -----
                                                              103.7%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                 Value
                   Security Description                Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 98.3%
      Aerospace/Defense -- 5.1%
       Boeing Co......................................  98,695 $ 9,927,730
       General Dynamics Corp..........................  56,094   4,500,982
       Lockheed Martin Corp...........................  97,058   9,521,390
       Raytheon Co....................................  81,295   4,520,002
       Spirit Aerosystems Holdings, Inc., Class A+....  47,900   1,672,189
                                                               -----------
                                                                30,142,293
                                                               -----------
      Aerospace/Defense - Equipment -- 0.7%
       United Technologies Corp.......................  60,500   4,268,275
                                                               -----------
      Agricultural Chemicals -- 1.1%
       Monsanto Co....................................  51,200   3,153,920
       Syngenta AG....................................  15,873   2,988,499
                                                               -----------
                                                                 6,142,419
                                                               -----------
      Apparel Manufacturers -- 0.9%
       Coach, Inc.+...................................  57,000   2,927,520
       Polo Ralph Lauren Corp.........................  24,100   2,350,473
                                                               -----------
                                                                 5,277,993
                                                               -----------
      Applications Software -- 2.7%
       Microsoft Corp................................. 516,669  15,846,238
                                                               -----------
      Athletic Footwear -- 0.7%
       NIKE, Inc., Class B............................  69,200   3,927,100
                                                               -----------
      Banks - Fiduciary -- 0.5%
       The Bank of New York Co., Inc..................  69,400   2,814,864
                                                               -----------
      Beverages - Non-alcoholic -- 2.0%
       PepsiCo, Inc................................... 167,188  11,423,956
                                                               -----------
      Beverages - Wine/Spirits -- 0.8%
       Diageo PLC..................................... 214,964   4,584,253
                                                               -----------
      Brewery -- 0.4%
       Anheuser-Busch Cos., Inc.......................  47,119   2,513,327
                                                               -----------
      Broadcast Services/Program -- 0.5%
       Grupo Televisa SA ADR..........................  98,460   2,833,679
                                                               -----------
      Cable TV -- 0.6%
       Comcast Corp., Class A+........................ 128,400   3,519,444
                                                               -----------
      Casino Services -- 0.2%
       International Game Technology..................  34,300   1,378,517
                                                               -----------
      Cellular Telecom -- 2.9%
       America Movil SAB de CV ADR, Series L.......... 171,018  10,355,140
       China Mobile Ltd............................... 396,000   3,699,607
       NII Holdings, Inc.+#...........................  39,300   3,201,771
                                                               -----------
                                                                17,256,518
                                                               -----------
      Coal -- 0.7%
       Peabody Energy Corp............................  71,000   3,836,840
                                                               -----------
      Commercial Services -- 0.4%
       AerCap Holdings NV+............................  67,900   2,104,900
                                                               -----------
      Computer Aided Design -- 0.8%
       Autodesk, Inc.+#............................... 105,100   4,776,795
                                                               -----------
      Computers -- 6.0%
       Apple, Inc.+...................................  70,310   8,546,884
       Hewlett-Packard Co............................. 347,979  15,906,120
       International Business Machines Corp.#.........  87,634   9,341,784
       Research In Motion, Ltd.+......................   8,700   1,444,896
                                                               -----------
                                                                35,239,684
                                                               -----------
      Computers - Memory Devices -- 0.3%
       Network Appliance, Inc.+.......................  45,200   1,454,988
                                                               -----------
      Consulting Services -- 1.4%
       Accenture, Ltd., Class A....................... 195,696   8,011,794
                                                               -----------

                                                                Value
                    Security Description              Shares   (Note 3)

       ------------------------------------------------------------------
       Cosmetics & Toiletries -- 1.5%
         Procter & Gamble Co......................... 136,300 $ 8,661,865
                                                              -----------
       Distribution/Wholesale -- 0.5%
         WESCO International, Inc.+..................  45,100   2,923,382
                                                              -----------
       Diversified Manufactured Operations -- 3.6%
         3M Co.......................................  24,900   2,190,204
         Danaher Corp................................  51,900   3,814,650
         Dover Corp..................................  62,800   3,143,140
         General Electric Co......................... 232,000   8,718,560
         Honeywell International, Inc................  59,884   3,467,882
                                                              -----------
                                                               21,334,436
                                                              -----------
       E-Commerce/Services -- 0.9%
         eBay, Inc.+.................................  83,900   2,731,784
         Expedia, Inc.+..............................  96,000   2,306,880
                                                              -----------
                                                                5,038,664
                                                              -----------
       Electric Products - Misc. -- 1.5%
         AMETEK, Inc.#............................... 132,000   4,981,680
         Emerson Electric Co.........................  73,800   3,575,610
                                                              -----------
                                                                8,557,290
                                                              -----------
       Electronic Components - Semiconductors -- 1.9%
         Intel Corp.................................. 143,500   3,181,395
         Intersil Corp., Class A.....................  93,800   2,823,380
         MEMC Electronic Materials, Inc.+............  29,600   1,799,088
         Texas Instruments, Inc......................  95,900   3,391,024
                                                              -----------
                                                               11,194,887
                                                              -----------
       Electronic Measurement Instruments -- 0.6%
         Agilent Technologies, Inc.+#................  89,200   3,404,764
                                                              -----------
       Electronic Parts Distribution -- 0.4%
         Avnet, Inc.+................................  57,000   2,441,880
                                                              -----------
       Electronics - Military -- 0.5%
         L-3 Communications Holdings, Inc.#..........  33,200   3,162,632
                                                              -----------
       Engineering/R&D Services -- 1.5%
         ABB, Ltd.................................... 267,782   5,728,191
         McDermott International, Inc.+..............  40,494   3,158,532
                                                              -----------
                                                                8,886,723
                                                              -----------
       Enterprise Software/Service -- 1.8%
         BMC Software, Inc.+.........................  96,765   3,206,792
         Oracle Corp.+............................... 389,252   7,543,704
                                                              -----------
                                                               10,750,496
                                                              -----------
       Entertainment Software -- 0.4%
         Electronic Arts, Inc.+......................  49,500   2,419,065
                                                              -----------
       Finance - Consumer Loans -- 0.5%
         SLM Corp....................................  50,100   2,816,121
                                                              -----------
       Finance - Credit Card -- 1.1%
         American Express Co.........................  98,900   6,426,522
                                                              -----------
       Finance - Investment Banker/Broker -- 6.6%
         Citigroup, Inc..............................  57,500   3,133,175
         J.P. Morgan Chase & Co......................  64,506   3,343,346
         Merrill Lynch & Co., Inc....................  47,000   4,358,310
         Morgan Stanley..............................  47,249   4,018,055
         TD Ameritrade Holding Corp.+#............... 310,100   6,366,353
         The Goldman Sachs Group, Inc................  75,932  17,526,624
                                                              -----------
                                                               38,745,863
                                                              -----------
       Finance - Other Services -- 0.2%
         Nymex Holdings, Inc.#.......................  10,500   1,337,175
                                                              -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Financial Guarantee Insurance -- 0.4%
         Ambac Financial Group, Inc..................  24,492 $ 2,194,728
                                                              -----------
       Food - Retail -- 0.4%
         Safeway, Inc................................  75,322   2,597,103
                                                              -----------
       Health Care Cost Containment -- 1.0%
         McKesson Corp...............................  92,923   5,866,229
                                                              -----------
       Human Resources -- 0.4%
         Manpower, Inc...............................  27,010   2,484,920
                                                              -----------
       Independent Power Producer -- 0.4%
         NRG Energy, Inc.+...........................  27,000   2,373,030
                                                              -----------
       Instruments - Scientific -- 0.5%
         Thermo Fisher Scientific, Inc.+.............  58,100   3,172,260
                                                              -----------
       Insurance - Life/Health -- 1.2%
         Prudential Financial, Inc.#.................  65,904   6,723,526
                                                              -----------
       Insurance - Multi-line -- 0.7%
         Assurant, Inc...............................  72,015   4,281,292
                                                              -----------
       Insurance - Property/Casualty -- 1.8%
         Chubb Corp..................................  75,521   4,143,838
         OneBeacon Insurance Group, Ltd..............  70,100   1,763,716
         Safeco Corp.#...............................  36,520   2,291,630
         The Travelers Cos., Inc.....................  40,919   2,216,582
                                                              -----------
                                                               10,415,766
                                                              -----------
       Investment Management/Advisor Services -- 0.5%
         Ameriprise Financial, Inc...................  47,000   2,953,950
                                                              -----------
       Machinery - Construction & Mining -- 0.5%
         Caterpillar, Inc............................  38,000   2,986,040
                                                              -----------
       Machinery - General Industrial -- 0.5%
         IDEX Corp.#.................................  70,441   2,655,626
                                                              -----------
       Medical Instruments -- 0.6%
         Medtronic, Inc..............................  70,100   3,727,217
                                                              -----------
       Medical Labs & Testing Services -- 0.4%
         Laboratory Corp. of America Holdings+#......  30,295   2,385,428
                                                              -----------
       Medical Products -- 3.0%
         Baxter International, Inc...................  89,601   5,092,921
         Johnson & Johnson........................... 125,700   7,953,039
         Varian Medical Systems, Inc.+...............  47,900   1,930,370
         Zimmer Holdings, Inc.+......................  32,060   2,823,203
                                                              -----------
                                                               17,799,533
                                                              -----------
       Medical - Biomedical/Gene -- 1.8%
         Amgen, Inc.+................................  57,000   3,210,810
         Celgene Corp.+#.............................  28,200   1,726,968
         Genentech, Inc.+............................  35,500   2,831,835
         Genzyme Corp.+..............................  43,000   2,774,360
                                                              -----------
                                                               10,543,973
                                                              -----------
       Medical - Drugs -- 3.9%
         Abbott Laboratories.........................  31,100   1,752,485
         Allergan, Inc...............................   9,550   1,189,261
         Forest Laboratories, Inc.+..................  64,263   3,258,777
         Merck & Co., Inc............................  84,605   4,437,532
         Novartis AG ADR.............................  46,500   2,612,370
         Roche Holding AG............................  16,796   3,082,741
         Schering-Plough Corp........................ 111,055   3,635,941
         Shire PLC................................... 127,204   2,989,776
                                                              -----------
                                                               22,958,883
                                                              -----------
       Medical - Generic Drugs -- 0.5%
         Barr Pharmaceuticals, Inc.+#................  58,300   3,108,556
                                                              -----------

                                                                Value
                   Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Medical - HMO -- 3.2%
        Coventry Health Care, Inc.+..................  48,665 $ 2,903,841
        UnitedHealth Group, Inc...................... 198,855  10,891,288
        WellPoint, Inc.+.............................  62,199   5,063,621
                                                              -----------
                                                               18,858,750
                                                              -----------
      Medical - Wholesale Drug Distribution -- 0.8%
        AmerisourceBergen Corp.......................  92,404   4,732,933
                                                              -----------
      Metal - Diversified -- 0.9%
        Freeport-McMoRan Copper & Gold, Inc..........  31,912   2,511,475
        Rio Tinto PLC ADR#...........................   9,016   2,641,237
                                                              -----------
                                                                5,152,712
                                                              -----------
      Multimedia -- 1.1%
        News Corp., Class A..........................  96,262   2,126,428
        The McGraw-Hill Cos., Inc....................  58,029   4,080,019
                                                              -----------
                                                                6,206,447
                                                              -----------
      Networking Products -- 3.1%
        Cisco Systems, Inc.+......................... 670,113  18,039,442
                                                              -----------
      Office Automation & Equipment -- 0.4%
        Xerox Corp.+#................................ 127,376   2,403,585
                                                              -----------
      Oil Companies - Integrated -- 2.6%
        Exxon Mobil Corp.............................  76,371   6,351,776
        Marathon Oil Corp............................  46,036   5,699,717
        Occidental Petroleum Corp....................  60,851   3,344,980
                                                              -----------
                                                               15,396,473
                                                              -----------
      Oil - Field Services -- 0.7%
        Schlumberger, Ltd............................  55,700   4,337,359
                                                              -----------
      Pharmacy Services -- 0.9%
        Express Scripts, Inc.+.......................  19,022   1,942,146
        Medco Health Solutions, Inc.+................  45,264   3,519,729
                                                              -----------
                                                                5,461,875
                                                              -----------
      Radio -- 0.2%
        XM Satellite Radio Holdings, Inc., Class A+#.  98,300   1,138,314
                                                              -----------
      Rental Auto/Equipment -- 0.3%
        RSC Holdings, Inc.+#.........................  92,800   1,860,640
                                                              -----------
      Retail - Apparel/Shoe -- 0.9%
        American Eagle Outfitters, Inc...............  15,375     415,125
        Nordstrom, Inc...............................  97,536   5,065,045
                                                              -----------
                                                                5,480,170
                                                              -----------
      Retail - Auto Parts -- 0.4%
        AutoZone, Inc.+..............................  19,500   2,508,285
                                                              -----------
      Retail - Building Products -- 0.5%
        Home Depot, Inc..............................  81,900   3,183,453
                                                              -----------
      Retail - Consumer Electronics -- 0.5%
        Best Buy Co., Inc............................  60,100   2,902,229
                                                              -----------
      Retail - Discount -- 1.9%
        Family Dollar Stores, Inc....................  67,884   2,284,297
        Target Corp..................................  76,800   4,794,624
        Wal-Mart Stores, Inc.........................  84,000   3,998,400
                                                              -----------
                                                               11,077,321
                                                              -----------
      Retail - Drug Store -- 1.1%
        CVS Caremark Corp............................ 170,278   6,562,514
                                                              -----------
      Retail - Jewelry -- 0.3%
        Tiffany & Co.#...............................  30,200   1,587,614
                                                              -----------
      Retail - Major Department Stores -- 0.6%
        J.C. Penney Co., Inc.........................  44,040   3,544,339
                                                              -----------

VALIC Company I Large Capital Growth Fund
PORTFOLIO INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description             Shares    (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Retail - Office Supplies -- 0.5%
          Staples, Inc............................. 110,900 $  2,779,154
                                                            ------------
        Retail - Regional Department Stores -- 0.8%
          Kohl's Corp.+............................  64,214    4,836,598
                                                            ------------
        Retail - Restaurants -- 0.2%
          Starbucks Corp.+.........................  49,600    1,428,976
                                                            ------------
        Telecom Equipment - Fiber Optics -- 0.6%
          Corning, Inc.+........................... 129,400    3,235,000
                                                            ------------
        Therapeutics -- 0.6%
          Gilead Sciences, Inc.+...................  42,000    3,476,340
                                                            ------------
        Tobacco -- 0.6%
          UST, Inc.#...............................  64,756    3,457,323
                                                            ------------
        Toys -- 0.4%
          Mattel, Inc..............................  73,927    2,070,695
                                                            ------------
        Web Portals/ISP -- 2.6%
          Google, Inc., Class A+...................  20,591   10,249,170
          Yahoo!, Inc.+............................ 178,400    5,120,080
                                                            ------------
                                                              15,369,250
                                                            ------------
        Wireless Equipment -- 0.9%
          QUALCOMM, Inc............................ 116,700    5,012,265
                                                            ------------
        Total Long-Term Investment Securities
           (cost $484,135,023).....................          576,783,758
                                                            ------------

                                                              Shares/
                                                             Principal      Value
                   Security Description                       Amount       (Note 3)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 4.5%
Collective Investment Pool -- 4.5%
  Securities Lending Quality Trust(1)......................  26,254,829  $ 26,254,829
                                                                         ------------
Time Deposit -- 0.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 06/01/07...................................... $   267,000       267,000
                                                                         ------------
Total Short-Term Investment Securities
   (cost $26,521,829)......................................                26,521,829
                                                                         ------------
REPURCHASE AGREEMENT -- 0.9%
  State Street Bank & Trust Co. Joint Repurchase Agreement
   (cost $5,070,000)(2)....................................   5,070,000     5,070,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $515,726,852)(3)..................................       103.7%  608,375,587
Liabilities in excess of other assets......................        (3.7)  (21,500,876)
                                                            -----------  ------------
NET ASSETS --                                                     100.0% $586,874,711
                                                            ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 3 for details of Joint Repurchase Agreement.
(3)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financials Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 24.5%
             Electric -- Integrated..........................  5.4
             Oil Companies -- Exploration & Production.......  4.2
             Real Estate Investment Trusts...................  3.5
             Diversified Manufactured Operations.............  2.9
             Banks -- Commercial.............................  2.5
             Retail -- Apparel/Shoe..........................  2.5
             Commercial Paper................................  2.2
             Electronic Components -- Semiconductors.........  1.9
             Data Processing/Management......................  1.8
             Insurance -- Property/Casualty..................  1.8
             Oil Field Machinery & Equipment.................  1.6
             Chemicals -- Specialty..........................  1.5
             Medical -- Biomedical/Gene......................  1.5
             Medical -- Drugs................................  1.5
             Insurance -- Multi-line.........................  1.3
             Medical Instruments.............................  1.3
             Medical -- Hospitals............................  1.3
             Distribution/Wholesale..........................  1.2
             Retail -- Restaurants...........................  1.2
             Schools.........................................  1.2
             Telecommunication Equipment.....................  1.2
             Building -- Residential/Commercial..............  1.1
             Gas -- Distribution.............................  1.1
             Oil & Gas Drilling..............................  1.1
             Chemicals -- Diversified........................  1.0
             Commercial Services.............................  1.0
             Computer Services...............................  1.0
             Finance -- Investment Banker/Broker.............  1.0
             Investment Management/Advisor Services..........  1.0
             Electronic Design Automation....................  0.9
             Engineering/R&D Services........................  0.9
             Human Resources.................................  0.9
             Semiconductors Components -- Integrated Circuits  0.9
             Auto/Truck Parts & Equipment -- Original........  0.8
             Building Products -- Cement.....................  0.8
             Electronic Parts Distribution...................  0.8
             Oil -- Field Services...........................  0.8
             Pipelines.......................................  0.8
             Savings & Loans/Thrifts.........................  0.8
             Electronic Connectors...........................  0.7
             Financial Guarantee Insurance...................  0.7
             Internet Security...............................  0.7
             Medical -- HMO..................................  0.7
             Metal Processors & Fabrication..................  0.7
             Paper & Related Products........................  0.7
             Retail -- Auto Parts............................  0.7
             Transport -- Services...........................  0.7
             Transport -- Truck..............................  0.7
             Banks -- Fiduciary..............................  0.6
             Computers -- Integrated Systems.................  0.6
             Diagnostic Equipment............................  0.6
             Rental Auto/Equipment...........................  0.6
             Retail -- Automobile............................  0.6
             Retail -- Discount..............................  0.6
             Semiconductor Equipment.........................  0.6
             Steel -- Producers..............................  0.6
             Telephone -- Integrated.........................  0.6
             Aerospace/Defense -- Equipment..................  0.5
             Apparel Manufacturers...........................  0.5
             Coal............................................  0.5
             Coatings/Paint..................................  0.5
             Consumer Products -- Misc.......................  0.5
             Containers -- Paper/Plastic.....................  0.5
             Diversified Operations..........................  0.5
             Electronic Components -- Misc...................  0.5
             Food -- Meat Products...........................  0.5
             Insurance Brokers...............................  0.5
             Insurance -- Life/Health........................  0.5

                  Insurance -- Reinsurance............... 0.5
                  Machine Tools & Related Products....... 0.5
                  Machinery -- Construction & Mining..... 0.5
                  Machinery -- Pumps..................... 0.5
                  Auto -- Heavy Duty Trucks.............. 0.4
                  Batteries/Battery Systems.............. 0.4
                  Computers -- Memory Devices............ 0.4
                  Consulting Services.................... 0.4
                  Dental Supplies & Equipment............ 0.4
                  E-Marketing/Info....................... 0.4
                  Entertainment Software................. 0.4
                  Medical Products....................... 0.4
                  Medical -- Outpatient/Home Medical..... 0.4
                  Networking Products.................... 0.4
                  Non-Hazardous Waste Disposal........... 0.4
                  Office Furnishings -- Original......... 0.4
                  Pharmacy Services...................... 0.4
                  Publishing -- Newspapers............... 0.4
                  Retail -- Computer Equipment........... 0.4
                  Retail -- Pet Food & Supplies.......... 0.4
                  Textile -- Home Furnishings............ 0.4
                  Airlines............................... 0.3
                  Beverages -- Non-alcoholic............. 0.3
                  Electric Products -- Misc.............. 0.3
                  Food -- Confectionery.................. 0.3
                  Hazardous Waste Disposal............... 0.3
                  Hospital Beds/Equipment................ 0.3
                  Industrial Gases....................... 0.3
                  Internet Infrastructure Software....... 0.3
                  Machinery -- Farming................... 0.3
                  Medical Information Systems............ 0.3
                  Medical Labs & Testing Services........ 0.3
                  Oil Refining & Marketing............... 0.3
                  Power Converter/Supply Equipment....... 0.3
                  Repurchase Agreements.................. 0.3
                  Research & Development................. 0.3
                  Respiratory Products................... 0.3
                  Retail -- Bookstore.................... 0.3
                  Retail -- Catalog Shopping............. 0.3
                  Retail -- Mail Order................... 0.3
                  Soap & Cleaning Preparation............ 0.3
                  Transport -- Marine.................... 0.3
                  Veterinary Diagnostics................. 0.3
                  Auction Houses/Art Dealers............. 0.2
                  Building -- Heavy Construction......... 0.2
                  Casino Hotels.......................... 0.2
                  Casino Services........................ 0.2
                  Commercial Services -- Finance......... 0.2
                  Computer Aided Design.................. 0.2
                  Cosmetics & Toiletries................. 0.2
                  Direct Marketing....................... 0.2
                  Enterprise Software/Service............ 0.2
                  Filtration/Separation Products......... 0.2
                  Finance -- Auto Loans.................. 0.2
                  Finance -- Mortgage Loan/Banker........ 0.2
                  Machinery -- Print Trade............... 0.2
                  Medical Sterilization Products......... 0.2
                  Medical -- Generic Drugs............... 0.2
                  Multimedia............................. 0.2
                  Optical Supplies....................... 0.2
                  Physical Therapy/Rehabilitation Centers 0.2
                  Publishing -- Books.................... 0.2
                  Retail -- Major Department Stores...... 0.2
                  Retail -- Sporting Goods............... 0.2
                  Transport -- Equipment & Leasing....... 0.2
                  Vitamins & Nutrition Products.......... 0.2
                  Water.................................. 0.2
                  Wireless Equipment..................... 0.2
                  Building & Construction -- Misc........ 0.1

VALIC Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

               Building -- Maintenance & Services.........   0.1%
               Building -- MobileHome/Manufactured Housing   0.1
               Capacitors.................................   0.1
               Computers..................................   0.1
               Decision Support Software..................   0.1
               Environmental Monitoring & Detection.......   0.1
               Food -- Retail.............................   0.1
               Footwear & Related Apparel.................   0.1
               Golf.......................................   0.1
               Home Furnishings...........................   0.1
               Industrial Automated/Robotic...............   0.1
               Instruments -- Scientific..................   0.1
               Internet Content -- Entertainment..........   0.1
               Internet Infrastructure Equipment..........   0.1
               Medical -- Nursing Homes...................   0.1
               Motion Pictures & Services.................   0.1
               Printing -- Commercial.....................   0.1
               Racetracks.................................   0.1
               Radio......................................   0.1
               Retail -- Hair Salons......................   0.1
               Telecom Services...........................   0.1
               Tobacco....................................   0.1
               Transactional Software.....................   0.1
               U.S. Government Treasuries.................   0.1
                                                           -----
                                                           124.8%
                                                           =====

*  Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                Value
                   Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 97.7%
      Aerospace/Defense - Equipment -- 0.5%
        Alliant Techsystems, Inc.+#..................  80,300 $ 8,110,300
        DRS Technologies, Inc.#......................  98,600   5,063,110
        Sequa Corp., Class A+#.......................  16,900   1,859,000
                                                              -----------
                                                               15,032,410
                                                              -----------
      Airlines -- 0.3%
        AirTran Holdings, Inc.+#..................... 222,200   2,753,058
        Alaska Air Group, Inc.+#.....................  98,100   2,860,596
        JetBlue Airways Corp.+#...................... 433,200   4,669,896
                                                              -----------
                                                               10,283,550
                                                              -----------
      Apparel Manufacturers -- 0.5%
        Hanesbrands, Inc.+#.......................... 234,500   6,120,450
        Phillips - Van Heusen Corp................... 135,100   8,257,312
                                                              -----------
                                                               14,377,762
                                                              -----------
      Auction House/Art Dealer -- 0.2%
        Sotheby's Holdings, Inc., Class A#........... 139,200   6,607,824
                                                              -----------
      Auto - Heavy Duty Trucks -- 0.4%
        Oshkosh Truck Corp., Class B#................ 180,000  11,104,200
                                                              -----------
      Auto/Truck Parts & Equipment - Original -- 0.8%
        ArvinMeritor, Inc.#.......................... 173,500   3,622,680
        BorgWarner, Inc.#............................ 141,000  11,866,560
        Lear Corp.+#................................. 186,000   6,634,620
        Modine Manufacturing Co......................  79,900   1,878,449
                                                              -----------
                                                               24,002,309
                                                              -----------
      Banks - Commercial -- 2.5%
        Associated Banc - Corp....................... 317,600  10,483,976
        Bank of Hawaii Corp.......................... 121,100   6,480,061
        Cathay General Bancorp#...................... 126,100   4,272,268
        City National Corp...........................  97,300   7,534,912
        Colonial BancGroup, Inc...................... 371,800   9,384,232
        Cullen/Frost Bankers, Inc.................... 145,600   7,741,552
        FirstMerit Corp.#............................ 195,000   4,198,350
        Greater Bay Bancorp.......................... 124,100   3,463,631
        SVB Financial Group+#........................  83,900   4,452,573
        TCF Financial Corp.#......................... 272,800   7,701,144
        Webster Financial Corp....................... 137,500   6,186,125
        Westamerica Bancorp.#........................  73,800   3,416,940
                                                              -----------
                                                               75,315,764
                                                              -----------
      Banks - Fiduciary -- 0.6%
        Investors Financial Services Corp............ 160,600   9,880,112
        Wilmington Trust Corp........................ 166,300   7,102,673
                                                              -----------
                                                               16,982,785
                                                              -----------
      Batteries/Battery Systems -- 0.4%
        Energizer Holdings, Inc.+.................... 136,700  13,541,502
                                                              -----------
      Beverages - Non - alcoholic -- 0.3%
        Hansen Natural Corp.+#....................... 148,100   5,894,380
        PepsiAmericas, Inc.#......................... 147,000   3,619,140
                                                              -----------
                                                                9,513,520
                                                              -----------
      Building & Construction - Misc. -- 0.1%
        Dycom Industries, Inc.+#.....................  99,000   2,944,260
                                                              -----------
      Building Products - Cement -- 0.8%
        Florida Rock Industries, Inc................. 120,200   8,180,812
        Martin Marietta Materials, Inc.#............. 109,700  17,051,768
                                                              -----------
                                                               25,232,580
                                                              -----------
      Building - Heavy Construction -- 0.2%
        Granite Construction, Inc....................  82,500   5,650,425
                                                              -----------

                                                                  Value
                    Security Description                Shares   (Note 3)

     ----------------------------------------------------------------------
     Building - Maintance & Services -- 0.1%
       Rollins, Inc.#..................................  73,000 $ 1,685,570
                                                                -----------
     Building - MobileHome/Manufactured Housing -- 0.1%
       Thor Industries, Inc.#..........................  85,500   3,726,090
                                                                -----------
     Building - Residential/Commerical -- 1.1%
       Beazer Homes USA, Inc.#.........................  95,300   3,408,881
       Hovnanian Enterprises, Inc., Class A+#..........  89,000   2,248,140
       M.D.C Holdings, Inc.#...........................  84,900   4,613,466
       NVR, Inc.+#.....................................  11,800   9,404,600
       Ryland Group, Inc.#............................. 103,700   4,790,940
       Toll Brothers, Inc.+#........................... 308,600   9,051,238
                                                                -----------
                                                                 33,517,265
                                                                -----------
     Capacitors -- 0.1%
       KEMET Corp.+#................................... 203,300   1,561,344
                                                                -----------
     Casino Hotel -- 0.2%
       Boyd Gaming Corp................................ 103,900   5,199,156
                                                                -----------
     Casino Services -- 0.2%
       Scientific Games Corp., Class A+#............... 163,400   6,101,356
                                                                -----------
     Chemicals - Diversified -- 1.0%
       FMC Corp........................................  93,200   7,797,112
       Lyondell Chemical Co.#.......................... 521,600  19,387,872
       Olin Corp.#..................................... 178,800   3,618,912
                                                                -----------
                                                                 30,803,896
                                                                -----------
     Chemicals - Specialty -- 1.5%
       Albemarle Corp.................................. 192,300   7,815,072
       Cabot Corp...................................... 156,500   7,560,515
       Chemtura Corp................................... 586,300   6,384,807
       Cytec Industries, Inc........................... 102,500   6,093,625
       Ferro Corp.#.................................... 105,100   2,498,227
       Lubrizol Corp................................... 168,400  11,067,248
       Minerals Technologies, Inc.#....................  46,300   2,945,143
       Sensient Technologies Corp...................... 113,800   2,963,352
                                                                -----------
                                                                 47,327,989
                                                                -----------
     Coal -- 0.5%
       Arch Coal, Inc.#................................ 346,500  13,991,670
                                                                -----------
     Coatings/Paint -- 0.5%
       RPM International, Inc.#........................ 291,200   6,616,064
       Valspar Corp.................................... 248,600   7,182,054
                                                                -----------
                                                                 13,798,118
                                                                -----------
     Commercial Services -- 1.0%
       Alliance Data Systems Corp.+.................... 160,700  12,521,744
       ChoicePoint, Inc.+.............................. 186,400   8,175,504
       Quanta Services, Inc.+#......................... 288,000   8,642,880
                                                                -----------
                                                                 29,340,128
                                                                -----------
     Commercial Services - Finance -- 0.2%
       Deluxe Corp.#................................... 125,600   5,484,952
                                                                -----------
     Computer Aided Design -- 0.2%
       Parametric Technology Corp.+.................... 277,500   5,183,700
                                                                -----------
     Computer Services -- 1.0%
       BISYS Group, Inc.+.............................. 294,200   3,456,850
       Ceridian Corp.+................................. 343,800  12,160,206
       DST Systems, Inc.+.............................. 134,800  11,286,804
       SRA International, Inc.+#....................... 100,200   2,544,078
                                                                -----------
                                                                 29,447,938
                                                                -----------
     Computers -- 0.1%
       Palm, Inc.+#.................................... 248,400   4,046,436
                                                                -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Computers - Integrated Systems -- 0.6%
          Diebold, Inc............................. 160,000 $ 7,932,800
          Jack Henry & Assoc., Inc.#............... 188,000   4,972,600
          National Instruments Corp................ 138,900   4,378,128
                                                            -----------
                                                             17,283,528
                                                            -----------
        Computers - Memory Devices -- 0.4%
          Imation Corp.#...........................  85,400   3,237,514
          Western Digital Corp.+................... 535,400  10,070,874
                                                            -----------
                                                             13,308,388
                                                            -----------
        Consulting Services -- 0.4%
          Corporate Executive Board Co.#...........  93,000   6,185,430
          Gartner, Inc., Class A+#................. 126,600   3,489,096
          Navigant Consulting, Inc.+#.............. 132,100   2,752,964
                                                            -----------
                                                             12,427,490
                                                            -----------
        Consumer Products - Misc. -- 0.5%
          American Greetings Corp., Class A#....... 138,200   3,622,222
          Blyth, Inc.#.............................  61,300   1,682,072
          Scotts Miracle - Gro Co., Class A#....... 106,200   4,889,448
          Tupperware Brands Corp.#................. 148,500   4,293,135
                                                            -----------
                                                             14,486,877
                                                            -----------
        Containers - Paper/Plastic -- 0.5%
          Packaging Corp. of America............... 198,700   5,138,382
          Sonoco Products Co....................... 242,100  10,482,930
                                                            -----------
                                                             15,621,312
                                                            -----------
        Cosmetics & Toiletries -- 0.2%
          Alberto - Culver Co...................... 197,900   4,915,836
                                                            -----------
        Data Processing/Management -- 1.8%
          Acxiom Corp.#............................ 167,800   4,664,840
          Broadridge Financial Solutions Inc.+..... 334,700   6,774,328
          CSG Systems International, Inc.+#........ 110,400   3,069,120
          Dun & Bradstreet Corp.................... 146,100  14,628,993
          Fair Isaac Corp.......................... 139,100   5,264,935
          Global Payments, Inc..................... 166,700   6,674,668
          MoneyGram International, Inc............. 204,200   5,950,388
          SEI Investments Co....................... 154,300   9,524,939
                                                            -----------
                                                             56,552,211
                                                            -----------
        Decision Support Software -- 0.1%
          Wind River Systems, Inc.+................ 183,600   1,947,996
                                                            -----------
        Dental Supplies & Equipment -- 0.4%
          Dentsply International, Inc.............. 370,200  13,379,028
                                                            -----------
        Diagnostic Equipment -- 0.6%
          Cytyc Corp.+............................. 279,400  11,813,032
          Gen - Probe, Inc.+....................... 127,300   6,885,657
                                                            -----------
                                                             18,698,689
                                                            -----------
        Direct Marketing -- 0.2%
          Catalina Marketing Corp..................  88,300   2,816,770
          Harte - Hanks, Inc....................... 114,800   3,014,648
                                                            -----------
                                                              5,831,418
                                                            -----------
        Distribution/Wholesale -- 1.2%
          CDW Corp................................. 147,500  12,558,150
          Fastenal Co.#............................ 305,500  13,240,370
          Ingram Micro, Inc., Class A+............. 346,800   7,185,696
          Tech Data Corp.+#........................ 132,500   4,883,950
                                                            -----------
                                                             37,868,166
                                                            -----------
        Diversified Manufactured Operations -- 2.9%
          Carlisle Cos., Inc.#..................... 148,500   6,556,275
          Crane Co.#............................... 123,900   5,413,191

                                                                 Value
                  Security Description                Shares    (Note 3)

     ---------------------------------------------------------------------
     Diversified Manufactured Operations (continued)
       Federal Signal Corp.#......................... 115,800 $  1,892,172
       Harsco Corp................................... 204,600   10,896,996
       Lancaster Colony Corp.#.......................  57,001    2,497,214
       Matthews International Corp., Class A#........  79,900    3,532,379
       Pentair, Inc.#................................ 243,200    8,995,968
       Roper Industries, Inc.#....................... 213,900   12,483,204
       SPX Corp...................................... 145,400   12,776,298
       Teleflex, Inc.................................  95,300    7,652,590
       The Brink's Co................................ 118,100    7,786,333
       Trinity Industries, Inc.#..................... 194,700    8,989,299
                                                              ------------
                                                                89,471,919
                                                              ------------
     Diversified Operations -- 0.5%
       Leucadia National Corp.#...................... 394,900   14,153,216
                                                              ------------
     E - Marketing/Info -- 0.4%
       Digital River, Inc.+.......................... 100,700    5,177,994
       ValueClick, Inc.+#............................ 242,300    7,591,259
                                                              ------------
                                                                12,769,253
                                                              ------------
     Electric Products - Misc. -- 0.3%
       AMETEK, Inc................................... 258,400    9,752,016
                                                              ------------
     Electric - Integrated -- 5.4%
       Alliant Energy Corp........................... 282,800   12,216,960
       Aquila, Inc.+#................................ 909,900    3,885,273
       Black Hills Corp.#............................  91,400    3,746,486
       DPL, Inc.#.................................... 274,900    8,387,199
       Duquesne Light Holdings, Inc.#................ 212,200    4,286,440
       Energy East Corp.#............................ 381,400    9,218,438
       Great Plains Energy, Inc.#.................... 209,200    6,510,304
       Hawaiian Electric Industries, Inc.#........... 197,900    4,848,550
       IDACORP, Inc.#................................ 106,200    3,526,902
       MDU Resources Group, Inc...................... 440,800   13,360,648
       Northeast Utilities........................... 375,300   11,412,873
       NSTAR#........................................ 259,300    9,031,419
       OGE Energy Corp............................... 222,400    8,211,008
       Pepco Holdings, Inc........................... 467,900   13,971,494
       PNM Resources, Inc............................ 184,600    5,447,546
       Puget Energy, Inc............................. 283,500    7,147,035
       SCANA Corp.................................... 284,000   12,038,760
       Sierra Pacific Resources+..................... 538,100   10,202,376
       Westar Energy, Inc.#.......................... 212,700    5,638,677
       Wisconsin Energy Corp......................... 284,700   13,788,021
                                                              ------------
                                                               166,876,409
                                                              ------------
     Electronic Components - Misc. -- 0.5%
       Gentex Corp.#................................. 347,900    6,175,225
       Vishay Intertechnology, Inc.+................. 448,700    7,995,834
                                                              ------------
                                                                14,171,059
                                                              ------------
     Electronic Components - Semiconductors -- 1.9%
       Cree, Inc.+#.................................. 205,000    4,612,500
       Fairchild Semiconductor International, Inc.+#. 300,500    5,535,210
       International Rectifier Corp.+................ 176,500    6,394,595
       Intersil Corp., Class A....................... 329,900    9,929,990
       Lattice Semiconductor Corp.+#................. 278,500    1,467,695
       Microchip Technology, Inc..................... 525,900   21,341,022
       Semtech Corp.+#............................... 177,000    2,947,050
       Silicon Laboratories, Inc.+#.................. 133,500    4,621,770
                                                              ------------
                                                                56,849,832
                                                              ------------
     Electronic Connectors -- 0.7%
       Amphenol Corp., Class A....................... 433,300   15,503,474
       Thomas & Betts Corp.+......................... 125,100    7,258,302
                                                              ------------
                                                                22,761,776
                                                              ------------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Electronic Design Automation -- 0.9%
          Cadence Design Systems, Inc.+............. 680,900 $15,463,239
          Mentor Graphics Corp.+#................... 206,600   2,946,116
          Synopsys, Inc.+........................... 353,300   9,369,516
                                                             -----------
                                                              27,778,871
                                                             -----------
        Electronic Parts Distribution -- 0.8%
          Arrow Electronics, Inc.+.................. 299,200  12,282,160
          Avnet, Inc.+#............................. 312,900  13,404,636
                                                             -----------
                                                              25,686,796
                                                             -----------
        Engineering/R&D Services -- 0.9%
          Jacobs Engineering Group, Inc.+........... 287,900  16,683,805
          KBR, Inc.+#............................... 408,000  11,232,240
                                                             -----------
                                                              27,916,045
                                                             -----------
        Enterprise Software/Service -- 0.2%
          Advent Software, Inc.+#...................  48,600   1,752,030
          Sybase, Inc.+............................. 223,700   5,382,222
                                                             -----------
                                                               7,134,252
                                                             -----------
        Entertainment Software -- 0.4%
          Activision, Inc.+#........................ 607,200  12,016,488
                                                             -----------
        Environmental Monitoring & Detection -- 0.1%
          Mine Safety Appliances Co.#...............  72,800   3,130,400
                                                             -----------
        Filtration/Separation Products -- 0.2%
          Donaldson Co., Inc.#...................... 167,800   6,129,734
                                                             -----------
        Finance - Auto Loans -- 0.2%
          AmeriCredit Corp.+#....................... 285,700   7,585,335
                                                             -----------
        Finance - Investment Banker/Broker -- 1.0%
          AG Edwards, Inc........................... 183,200  16,150,912
          Jefferies Group, Inc.#.................... 255,900   7,840,776
          Raymond James Financial, Inc.............. 225,100   7,498,081
                                                             -----------
                                                              31,489,769
                                                             -----------
        Finance - Mortgage Loan/Banker -- 0.2%
          IndyMac Bancorp, Inc.#.................... 176,100   5,913,438
                                                             -----------
        Financial Guarantee Insurance -- 0.7%
          PMI Group, Inc............................ 211,500  10,456,560
          Radian Group, Inc.#....................... 194,600  12,045,740
                                                             -----------
                                                              22,502,300
                                                             -----------
        Food - Confectionery -- 0.3%
          The J. M. Smucker Co...................... 137,700   7,945,290
          Tootsie Roll Industries, Inc.#............  66,000   1,854,600
                                                             -----------
                                                               9,799,890
                                                             -----------
        Food - Meat Products -- 0.5%
          Hormel Foods Corp......................... 177,800   6,658,610
          Smithfield Foods, Inc.+#.................. 289,700   9,310,958
                                                             -----------
                                                              15,969,568
                                                             -----------
        Food - Retail -- 0.1%
          Ruddick Corp.#............................  87,400   2,734,746
                                                             -----------
        Footwear & Related Apparel -- 0.1%
          Timberland Co., Class A+#................. 122,400   3,346,416
                                                             -----------
        Gas - Distribution -- 1.1%
          AGL Resources, Inc........................ 189,300   8,075,538
          ONEOK, Inc................................ 269,800  14,596,180
          Vectren Corp.#............................ 185,500   5,372,080
          WGL Holdings, Inc......................... 119,700   4,221,819
                                                             -----------
                                                              32,265,617
                                                             -----------

                                                                 Value
                   Security Description                Shares   (Note 3)

      --------------------------------------------------------------------
      Golf -- 0.1%
        Callaway Golf Co.#............................ 151,400 $ 2,750,938
                                                               -----------
      Hazardous Waste Disposal -- 0.3%
        Stericycle, Inc.+#............................ 107,800   9,828,126
                                                               -----------
      Home Furnishings -- 0.1%
        Furniture Brands International, Inc.#......... 117,400   1,702,300
                                                               -----------
      Hospital Beds/Equipment -- 0.3%
        Hillenbrand Industries, Inc................... 149,800   9,916,760
                                                               -----------
      Human Resources -- 0.9%
        Kelly Services, Inc., Class A#................  52,500   1,513,050
        Korn/Ferry International+..................... 117,500   3,056,175
        Manpower, Inc................................. 207,200  19,062,400
        MPS Group, Inc.+.............................. 249,200   3,426,500
                                                               -----------
                                                                27,058,125
                                                               -----------
      Industrial Automated/Robotic -- 0.1%
        Nordson Corp.#................................  82,000   4,263,180
                                                               -----------
      Industrial Gases -- 0.3%
        Airgas, Inc................................... 191,200   8,152,768
                                                               -----------
      Instruments - Scientific -- 0.1%
        Varian, Inc.+.................................  74,400   4,378,440
                                                               -----------
      Insurance Brokers -- 0.5%
        Arthur J. Gallagher & Co.#.................... 239,200   7,032,480
        Brown & Brown, Inc.#.......................... 280,400   7,307,224
                                                               -----------
                                                                14,339,704
                                                               -----------
      Insurance - Life/Health -- 0.5%
        Protective Life Corp.......................... 170,500   8,530,115
        StanCorp Financial Group, Inc................. 130,400   6,632,144
                                                               -----------
                                                                15,162,259
                                                               -----------
      Insurance - Multi - line -- 1.3%
        American Financial Group, Inc.#............... 170,500   6,078,325
        Hanover Insurance Group, Inc.................. 124,800   6,088,992
        HCC Insurance Holdings, Inc................... 272,200   8,958,102
        Horace Mann Educators Corp.#.................. 104,800   2,339,136
        Old Republic International Corp............... 561,800  12,168,588
        Unitrin, Inc..................................  97,900   4,795,142
                                                               -----------
                                                                40,428,285
                                                               -----------
      Insurance - Property/Casualty -- 1.8%
        Commerce Group, Inc.#......................... 116,600   3,974,894
        Fidelity National Title Group, Inc., Class A#. 539,100  15,116,364
        First American Corp........................... 234,900  12,578,895
        Mercury General Corp.#........................  86,400   4,846,176
        Ohio Casualty Corp.#.......................... 145,800   6,278,148
        W.R. Berkley Corp............................. 412,900  13,600,926
                                                               -----------
                                                                56,395,403
                                                               -----------
      Insurance - Reinsurance -- 0.5%
        Everest Re Group, Ltd......................... 155,800  16,706,434
                                                               -----------
      Internet Content - Entertainment -- 0.1%
        NetFlix, Inc.+#............................... 147,200   3,226,624
                                                               -----------
      Internet Infrastructure Equipment -- 0.1%
        Avocent Corp.+#............................... 123,700   3,467,311
                                                               -----------
      Internet Infrastructure Software -- 0.3%
        F5 Networks, Inc.+............................ 100,400   8,158,504
                                                               -----------
      Internet Security -- 0.7%
        CheckFree Corp.+#............................. 212,800   8,352,400
        McAfee, Inc.+................................. 388,300  14,273,908
                                                               -----------
                                                                22,626,308
                                                               -----------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Investment Management/Advisor Services -- 1.0%
       Eaton Vance Corp................................ 307,600 $13,500,564
       Nuveen Investments Inc., Class A#............... 193,300  10,604,438
       Waddell & Reed Financial, Inc., Class A......... 204,000   5,291,760
                                                                -----------
                                                                 29,396,762
                                                                -----------
     Machine Tools & Related Products -- 0.5%
       Kennametal, Inc.................................  94,100   7,238,172
       Lincoln Electric Holdings, Inc.#................ 104,200   7,324,218
                                                                -----------
                                                                 14,562,390
                                                                -----------
     Machinery - Construction & Mining -- 0.5%
       Joy Global, Inc.#............................... 266,300  15,080,569
                                                                -----------
     Machinery - Farming -- 0.3%
       AGCO Corp.+#.................................... 222,300   9,621,144
                                                                -----------
     Machinery - Print Trade -- 0.2%
       Zebra Technologies Corp., Class A+#............. 167,800   6,730,458
                                                                -----------
     Machinery - Pumps -- 0.5%
       Flowserve Corp.................................. 137,900   9,571,639
       Graco, Inc...................................... 162,300   6,498,492
                                                                -----------
                                                                 16,070,131
                                                                -----------
     Medical Information Systems -- 0.3%
       Cerner Corp.+#.................................. 159,400   9,055,514
                                                                -----------
     Medical Instruments -- 1.3%
       Beckman Coulter, Inc.#.......................... 150,100   9,816,540
       Edwards Lifesciences Corp.+#.................... 140,900   7,073,180
       Intuitive Surgical, Inc.+#......................  90,300  12,427,989
       Techne Corp.+...................................  96,000   5,730,240
       Ventana Medical Systems, Inc.+#.................  80,500   4,142,530
                                                                -----------
                                                                 39,190,479
                                                                -----------
     Medical Labs & Testing Services -- 0.3%
       Covance, Inc.+.................................. 155,700  10,361,835
                                                                -----------
     Medical Products -- 0.4%
       Henry Schein, Inc.+............................. 214,100  11,460,773
                                                                -----------
     Medical Sterilization Products -- 0.2%
       STERIS Corp..................................... 157,800   4,745,046
                                                                -----------
     Medical - Biomedical/Gene -- 1.5%
       Affymetrix, Inc.+#.............................. 166,100   4,315,278
       Charles River Laboratories International, Inc.+. 162,800   8,656,076
       Invitrogen Corp.+............................... 114,600   8,301,624
       Millennium Pharmaceuticals, Inc.+#.............. 772,900   8,401,423
       PDL BioPharma, Inc.+#........................... 280,600   7,719,306
       Vertex Pharmaceuticals, Inc.+#.................. 308,300   9,205,838
                                                                -----------
                                                                 46,599,545
                                                                -----------
     Medical - Drugs -- 1.5%
       Cephalon, Inc.+#................................ 159,800  13,264,998
       Endo Pharmaceuticals Holdings, Inc.+............ 325,600  11,480,656
       Medicis Pharmaceutical Corp., Class A#.......... 135,400   4,468,200
       Sepracor, Inc.+#................................ 268,100  13,056,470
       Valeant Pharmaceuticals International........... 229,700   3,626,963
                                                                -----------
                                                                 45,897,287
                                                                -----------
     Medical - Generic Drugs -- 0.2%
       Par Pharmaceutical Cos., Inc.+#.................  87,400   2,561,694
       Perrigo Co.#.................................... 184,700   3,612,732
                                                                -----------
                                                                  6,174,426
                                                                -----------
     Medical - HMO -- 0.7%
       Health Net, Inc.+............................... 272,400  15,548,592
       WellCare Health Plans, Inc.+#...................  80,800   7,436,832
                                                                -----------
                                                                 22,985,424
                                                                -----------

                                                                 Value
                   Security Description               Shares    (Note 3)

     ---------------------------------------------------------------------
     Medical - Hospitals -- 1.3%
       Community Health Systems, Inc.+............... 229,000 $  8,729,480
       Health Management Assoc., Inc., Class A....... 588,300    6,471,300
       LifePoint Hospitals, Inc.+#................... 139,700    5,670,423
       Triad Hospitals, Inc.+#....................... 215,100   11,510,001
       Universal Health Services, Inc., Class B...... 131,200    8,106,848
                                                              ------------
                                                                40,488,052
                                                              ------------
     Medical - Nursing Homes -- 0.1%
       Kindred Healthcare, Inc.+#....................  76,900    2,460,800
                                                              ------------
     Medical - Outpatient/Home Medical -- 0.4%
       Apria Healthcare Group, Inc.+................. 105,500    3,055,280
       Lincare Holdings, Inc.+....................... 213,100    8,543,179
                                                              ------------
                                                                11,598,459
                                                              ------------
     Metal Processors & Fabrication -- 0.7%
       Commercial Metals Co.......................... 287,700   10,112,655
       Timken Co.#................................... 229,200    8,058,672
       Worthington Industries, Inc.#................. 170,000    3,588,700
                                                              ------------
                                                                21,760,027
                                                              ------------
     Motion Pictures & Services -- 0.1%
       Macrovision Corp.+#........................... 127,000    3,549,650
                                                              ------------
     Multimedia -- 0.2%
       Belo Corp., Class A#.......................... 213,800    4,752,774
       Media General, Inc., Class A#.................  58,800    2,143,260
                                                              ------------
                                                                 6,896,034
                                                              ------------
     Networking Products -- 0.4%
       3Com Corp.+................................... 965,600    4,519,008
       Polycom, Inc.+................................ 221,200    7,016,464
                                                              ------------
                                                                11,535,472
                                                              ------------
     Non - Hazardous Waste Disposal -- 0.4%
       Republic Services, Inc........................ 410,150   12,419,342
                                                              ------------
     Office Furnishings - Original -- 0.4%
       Herman Miller, Inc............................ 157,000    5,652,000
       HNI Corp.#.................................... 116,700    5,141,802
                                                              ------------
                                                                10,793,802
                                                              ------------
     Oil & Gas Drilling -- 1.1%
       Helmerich & Payne, Inc.#...................... 251,200    8,513,168
       Patterson - UTI Energy, Inc.#................. 380,900   10,063,378
       Pride International, Inc.+.................... 402,400   14,490,424
                                                              ------------
                                                                33,066,970
                                                              ------------
     Oil Companies - Exploration & Production -- 4.2%
       Cimarex Energy Co.#........................... 202,500    8,511,075
       Denbury Resources, Inc.+...................... 293,200   10,631,432
       Encore Acquisition Co.+....................... 129,200    3,559,460
       Forest Oil Corp.+#............................ 133,500    5,418,765
       Newfield Exploration Co.+#.................... 316,400   15,199,856
       Noble Energy, Inc............................. 414,800   26,252,692
       Pioneer Natural Resources Co.................. 300,600   15,516,972
       Plains Exploration & Production Co.+.......... 176,300    9,329,796
       Pogo Producing Co.#........................... 142,400    7,699,568
       Quicksilver Resources, Inc.+#................. 134,900    6,001,701
       Southwestern Energy Co.+#..................... 411,300   19,577,880
                                                              ------------
                                                               127,699,197
                                                              ------------
     Oil Field Machinery & Equipment -- 1.6%
       Cameron International Corp.+.................. 273,800   19,412,420
       FMC Technologies, Inc.+....................... 164,500   12,436,200
       Grant Prideco, Inc.+.......................... 311,400   17,684,406
                                                              ------------
                                                                49,533,026
                                                              ------------

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                   Security Description              Shares    (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Oil Refining & Marketing -- 0.3%
         Frontier Oil Corp.......................... 265,900 $ 10,705,134
                                                             ------------
       Oil - Field Services -- 0.8%
         Hanover Compressor Co.+#................... 254,600    6,365,000
         Superior Energy Services, Inc.+............ 196,300    7,883,408
         Tidewater, Inc.#........................... 139,900    9,233,400
                                                             ------------
                                                               23,481,808
                                                             ------------
       Optical Supplies -- 0.2%
         Advanced Medical Optics, Inc.+#............ 145,200    5,096,520
                                                             ------------
       Paper & Related Products -- 0.7%
         Bowater, Inc.#............................. 136,800    2,844,072
         Glatfelter#................................ 108,500    1,474,515
         Louisiana - Pacific Corp.#................. 254,000    5,207,000
         Potlatch Corp.#............................  94,700    4,145,966
         Rayonier, Inc.............................. 187,700    8,438,992
                                                             ------------
                                                               22,110,545
                                                             ------------
       Pharmacy Services -- 0.4%
         Omnicare, Inc.#............................ 295,700   11,065,094
                                                             ------------
       Physical Therapy/Rehabilation Centers -- 0.2%
         Psychiatric Solutions, Inc.+#.............. 130,800    5,103,816
                                                             ------------
       Pipelines -- 0.8%
         Equitable Resources, Inc................... 296,100   15,403,122
         National Fuel Gas Co.#..................... 201,500    9,180,340
                                                             ------------
                                                               24,583,462
                                                             ------------
       Power Converter/Supply Equipment -- 0.3%
         Hubbell, Inc., Class B#.................... 146,000    8,224,180
                                                             ------------
       Printing - Commercial -- 0.1%
         Valassis Communications, Inc.+#............ 116,600    2,088,306
                                                             ------------
       Publishing - Books -- 0.2%
         John Wiley & Sons, Inc., Class A........... 107,700    4,938,045
         Scholastic Corp.+#.........................  63,200    2,007,864
                                                             ------------
                                                                6,945,909
                                                             ------------
       Publishing - Newspapers -- 0.4%
         Lee Enterprises, Inc.#..................... 112,000    2,813,440
         Washington Post Co., Class B#..............  13,700   10,535,300
                                                             ------------
                                                               13,348,740
                                                             ------------
       Racetrack -- 0.1%
         International Speedway Corp., Class A#.....  87,100    4,564,040
                                                             ------------
       Radio -- 0.1%
         Entercom Communications Corp.#.............  67,900    1,806,140
         Westwood One, Inc.#........................ 169,400    1,365,364
                                                             ------------
                                                                3,171,504
                                                             ------------
       Real Estate Investment Trusts -- 3.5%
         AMB Property Corp.......................... 240,700   13,924,495
         Cousins Properties, Inc.................... 106,400    3,445,232
         Equity One, Inc............................  89,700    2,628,210
         Highwoods Properties, Inc.................. 136,900    6,001,696
         Hospitality Properties Trust............... 228,400   10,150,096
         Liberty Property Trust..................... 222,500   10,439,700
         Mack - Cali Realty Corp.................... 165,000    7,967,850
         Nationwide Health Properties, Inc.......... 217,200    6,748,404
         Regency Centers Corp....................... 168,500   13,239,045
         The Macerich Co............................ 175,000   15,610,000
         UDR, Inc.#................................. 329,800   10,012,728
         Weingarten Realty Investors, Inc.#......... 183,700    8,571,442
                                                             ------------
                                                              108,738,898
                                                             ------------

                                                               Value
                   Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Rental Auto/Equipment -- 0.6%
          Avis Budget Group, Inc.+.................. 246,500 $ 7,456,625
          Rent - A - Center, Inc.+.................. 171,100   4,636,810
          United Rentals, Inc.+#.................... 162,200   5,441,810
                                                             -----------
                                                              17,535,245
                                                             -----------
        Research & Development -- 0.3%
          Pharmaceutical Product Development, Inc... 252,600   9,219,900
                                                             -----------
        Respiratory Products -- 0.3%
          ResMed, Inc.+#............................ 187,000   8,429,960
                                                             -----------
        Retail - Apparel/Shoe -- 2.5%
          Aeropostale, Inc.+........................ 127,900   5,921,770
          American Eagle Outfitters, Inc............ 488,299  13,184,073
          AnnTaylor Stores Corp.+................... 174,800   6,832,932
          Charming Shoppes, Inc.+#.................. 299,800   3,735,508
          Chico's FAS, Inc.+#....................... 427,700  11,650,548
          Foot Locker, Inc.......................... 378,500   8,304,290
          Pacific Sunwear of California, Inc.+...... 169,000   3,361,410
          Payless ShoeSource, Inc.+................. 160,600   5,736,632
          Ross Stores, Inc.......................... 340,200  11,172,168
          Urban Outfitters, Inc.+#.................. 272,600   7,245,708
                                                             -----------
                                                              77,145,039
                                                             -----------
        Retail - Auto Parts -- 0.7%
          Advance Auto Parts, Inc................... 257,200  10,653,224
          O'Reilly Automotive, Inc.+#............... 276,000  10,485,240
                                                             -----------
                                                              21,138,464
                                                             -----------
        Retail - Automobile -- 0.6%
          CarMax, Inc.+#............................ 522,900  12,549,600
          Copart, Inc.+............................. 173,300   5,405,227
                                                             -----------
                                                              17,954,827
                                                             -----------
        Retail - Bookstore -- 0.3%
          Barnes & Noble, Inc....................... 124,600   5,329,142
          Borders Group, Inc.#...................... 144,500   3,220,905
                                                             -----------
                                                               8,550,047
                                                             -----------
        Retail - Catalog Shopping -- 0.3%
          Coldwater Creek, Inc.+#................... 147,200   3,657,920
          MSC Industrial Direct Co., Inc., Class A#. 130,200   6,973,512
                                                             -----------
                                                              10,631,432
                                                             -----------
        Retail - Computer Equipment -- 0.4%
          GameStop Corp., Class A+.................. 369,100  13,649,318
                                                             -----------
        Retail - Discount -- 0.6%
          99 Cents Only Stores+#.................... 113,300   1,590,732
          BJ's Wholesale Club, Inc.+................ 156,600   5,922,612
          Dollar Tree Stores, Inc.+................. 249,800  10,569,038
                                                             -----------
                                                              18,082,382
                                                             -----------
        Retail - Hair Salons -- 0.1%
          Regis Corp................................ 109,400   4,361,778
                                                             -----------
        Retail - Mail Order -- 0.3%
          Williams - Sonoma, Inc.#.................. 273,000   9,251,970
                                                             -----------
        Retail - Major Department Stores -- 0.2%
          Saks, Inc.#............................... 337,900   6,771,516
                                                             -----------
        Retail - Pet Food & Supplies -- 0.4%
          PETsMART, Inc............................. 330,300  11,302,866
                                                             -----------
        Retail - Restaurants -- 1.2%
          Applebee's International, Inc.#........... 180,800   4,736,960
          Bob Evans Farms, Inc.#....................  87,100   3,370,770
          Brinker International, Inc................ 276,100   8,824,156

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                  Security Description                    Shares    (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Retail - Restaurants (continued)
   CBRL Group, Inc.#....................................    61,400 $ 2,759,316
   OSI Restaurant Partners, Inc.#.......................   182,900   7,444,030
   Ruby Tuesday, Inc.#..................................   132,200   3,644,754
   The Cheesecake Factory, Inc.+#.......................   175,100   4,941,322
                                                                   -----------
                                                                    35,721,308
                                                                   -----------
 Retail - Sporting Goods -- 0.2%
   Dick's Sporting Goods, Inc.+#........................    91,500   5,084,655
                                                                   -----------
 Rubber - Tires -- 0.0%
   Bandag, Inc.#........................................    27,800   1,410,850
                                                                   -----------
 Savings & Loans/Thrifts -- 0.8%
   Astoria Financial Corp...............................   205,200   5,470,632
   First Niagara Financial Group, Inc.#.................   264,400   3,627,568
   New York Community Bancorp, Inc.#....................   666,400  11,648,672
   Washington Federal, Inc..............................   212,200   5,321,976
                                                                   -----------
                                                                    26,068,848
                                                                   -----------
 Schools -- 1.2%
   Career Education Corp.+#.............................   231,000   8,054,970
   Corinthian Colleges, Inc.+#..........................   210,100   3,069,561
   DeVry, Inc.#.........................................   145,100   4,875,360
   ITT Educational Services, Inc.+......................    77,900   8,817,501
   Laureate Education, Inc.+............................   125,100   7,494,741
   Strayer Education, Inc.#.............................    34,700   4,343,052
                                                                   -----------
                                                                    36,655,185
                                                                   -----------
 Semiconductor Equipment -- 0.6%
   Lam Research Corp.+..................................   345,100  18,518,066
                                                                   -----------
 Semiconductors Components - Integrated Circuits -- 0.9%
   Atmel Corp.+......................................... 1,041,900   5,824,221
   Cypress Semiconductor Corp.+#........................   450,100   9,663,647
   Integrated Device Technology, Inc.+..................   477,900   7,173,279
   Micrel, Inc..........................................   137,700   1,715,742
   TriQuint Semiconductor, Inc.+#.......................   333,200   1,759,296
                                                                   -----------
                                                                    26,136,185
                                                                   -----------
 Soap & Cleaning Preparation -- 0.3%
   Church & Dwight Co., Inc.#...........................   159,600   7,981,596
                                                                   -----------
 Steel - Producers -- 0.6%
   Reliance Steel & Aluminum Co.#.......................   157,000   9,635,090
   Steel Dynamics, Inc..................................   212,400   9,961,560
                                                                   -----------
                                                                    19,596,650
                                                                   -----------
 Telecom Services -- 0.1%
   NeuStar Inc., Class A+#..............................   157,600   4,579,856
                                                                   -----------
 Telecommunication Equipment -- 1.2%
   ADTRAN, Inc.#........................................   150,200   4,064,412
   Andrew Corp.+#.......................................   380,700   5,036,661
   CommScope, Inc.+.....................................   145,900   7,985,107
   Harris Corp.#........................................   326,400  16,293,888
   Plantronics, Inc.#...................................   116,600   2,833,380
   UTStarcom, Inc.+#....................................   258,500   1,863,785
                                                                   -----------
                                                                    38,077,233
                                                                   -----------
 Telephone - Integrated -- 0.6%
   Cincinnati Bell, Inc.+...............................   601,400   3,506,162
   Telephone and Data Systems, Inc......................   253,300  15,679,270
                                                                   -----------
                                                                    19,185,432
                                                                   -----------
 Textile - Home Furnishings -- 0.4%
   Mohawk Industries, Inc.+#............................   130,600  13,329,036
                                                                   -----------
 Tobacco -- 0.1%
   Universal Corp.#.....................................    63,300   4,023,981
                                                                   -----------

                                                            Shares/
                                                           Principal       Value
                 Security Description                       Amount        (Note 3)

--------------------------------------------------------------------------------------
Transactional Software -- 0.1%
  Transaction Systems Architects, Inc.+#................       91,300  $    3,108,765
                                                                       --------------
Transport - Equipment & Leasng -- 0.2%
  GATX Corp.#...........................................      129,100       6,642,195
                                                                       --------------
Transport - Marine -- 0.3%
  Alexander & Baldwin, Inc.#............................      104,400       5,584,356
  Overseas Shipholding Group, Inc.#.....................       60,700       4,828,685
                                                                       --------------
                                                                           10,413,041
                                                                       --------------
Transport - Services -- 0.7%
  Expeditors International of Washington, Inc...........      521,000      22,746,860
                                                                       --------------
Transport - Truck -- 0.7%
  Con - way, Inc........................................      113,300       6,424,110
  J.B. Hunt Transport Services, Inc.#...................      250,300       7,293,742
  Werner Enterprises, Inc.#.............................      120,700       2,333,131
  YRC Worldwide, Inc.+#.................................      139,200       5,595,840
                                                                       --------------
                                                                           21,646,823
                                                                       --------------
Veterinary Diagnostics -- 0.3%
  VCA Antech, Inc.+.....................................      203,600       8,058,488
                                                                       --------------
Vitamins & Nutrition Products -- 0.2%
  NBTY, Inc.+...........................................      137,500       7,222,875
                                                                       --------------
Water -- 0.2%
  Aqua America, Inc.#...................................      321,400       7,347,204
                                                                       --------------
Wireless Equipment -- 0.2%
  Powerwave Technologies, Inc.+#........................      316,600       2,019,908
  RF Micro Devices, Inc.+#..............................      469,200       3,063,876
                                                                       --------------
                                                                            5,083,784
                                                                       --------------
Total Long - Term Investment Securities
   (cost $2,293,151,266)................................                3,002,516,282
                                                                       --------------
SHORT - TERM INVESTMENT SECURITIES -- 26.8%
Collective Investment Pool -- 24.5%
  Securities Lending Quality Trust(1)...................  752,524,068     752,524,068
                                                                       --------------
Commercial Paper -- 2.2%
  Dresdner US Finance
   5.30% due 06/01/07................................... $ 66,000,000      66,000,000
                                                                       --------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   4.81% due 06/28/07@..................................       90,000          89,678
   4.82% due 06/07/07@..................................       60,000          59,952
   4.83% due 06/07/07@..................................      680,000         679,456
   4.83% due 06/07/07@..................................       85,000          84,932
   4.84% due 06/07/07@..................................      130,000         129,896
   4.86% due 07/05/07@..................................    1,895,000       1,886,390
   4.86% due 06/07/07@..................................       10,000           9,992
                                                                       --------------
                                                                            2,940,296
                                                                       --------------
Total Short - Term Investment Securities
   (cost $821,464,364)..................................                  821,464,364
                                                                       --------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $9,948,318 and
   collateralized by Federal Farm Credit Bank, bearing
   interest at 4.80% due 03/08/10 and having an
   approximate value of $10,245,550
   (cost $9,947,000)....................................    9,947,000       9,947,000
                                                                       --------------
TOTAL INVESTMENTS
   (cost $3,124,562,630)(2).............................        124.8%  3,833,927,646
Liabilities in excess of other assets...................        (24.8)   (761,932,357)
                                                         ------------  --------------
NET ASSETS --                                                   100.0% $3,071,995,289
                                                         ============  ==============

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                             Expiration   Value at   Value as of   Appreciation
Contracts         Description            Date     Trade Date  May 31, 2007 (Depreciation)
-----------------------------------------------------------------------------------------
134 Short S&P Midcap 400 Index....... June 2007  $ 59,925,450 $ 61,485,900  $(1,560,450)
1445 Long S&P Midcap 400 E-mini Index June 2007   125,703,420  132,607,650    6,904,230
                                                                            -----------
                                                                            $ 5,343,780
                                                                            ===========

See Notes to Financials Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool............................. 20.5%
         Oil Companies -- Exploration & Production..............  6.1
         Electronic Components -- Semiconductors................  3.8
         Transport -- Services..................................  3.1
         Hotels/Motels..........................................  3.0
         Cellular Telecom.......................................  2.9
         Commercial Services....................................  2.9
         Investment Management/Advisor Services.................  2.8
         Retail -- Apparel/Shoe.................................  2.7
         Private Corrections....................................  2.1
         Broadcast Services/Program.............................  2.0
         Medical Instruments....................................  2.0
         Data Processing/Management.............................  1.8
         Semiconductor Equipment................................  1.8
         E-Commerce/Products....................................  1.7
         Internet Application Software..........................  1.7
         Oil Field Machinery & Equipment........................  1.6
         Retail -- Auto Parts...................................  1.6
         Advertising Services...................................  1.5
         Building -- Residential/Commerical.....................  1.5
         Consulting Services....................................  1.5
         Diagnostic Kits........................................  1.5
         Casino Hotels..........................................  1.4
         Medical -- Biomedical/Gene.............................  1.4
         Respiratory Products...................................  1.4
         Schools................................................  1.4
         Applications Software..................................  1.3
         E-Commerce/Services....................................  1.3
         Entertainment Software.................................  1.2
         Footwear & Related Apparel.............................  1.2
         Real Estate Operations & Development...................  1.2
         Advertising Sales......................................  1.1
         Internet Content -- Entertainment......................  1.1
         Medical Labs & Testing Services........................  1.1
         Metal Processors & Fabrication.........................  1.1
         Retail -- Restaurants..................................  1.1
         Wire & Cable Products..................................  1.1
         Distribution/Wholesale.................................  1.0
         Electronic Connectors..................................  1.0
         Finance -- Other Services..............................  1.0
         Hazardous Waste Disposal...............................  1.0
         Machinery -- Farming...................................  1.0
         Oil & Gas Drilling.....................................  1.0
         Racetracks.............................................  1.0
         Time Deposits..........................................  1.0
         Wireless Equipment.....................................  1.0
         Apparel Manufacturers..................................  0.9
         Chemicals -- Diversified...............................  0.9
         Diversified Operations.................................  0.9
         Internet Infrastructure Software.......................  0.9
         Retail -- Discount.....................................  0.9
         Steel -- Producers.....................................  0.9
         Building Products -- Cement............................  0.8
         Diversified Manufactured Operations....................  0.8
         Medical -- Drugs.......................................  0.8
         Non-Ferrous Metals.....................................  0.8
         Savings & Loans/Thrifts................................  0.8
         Water Treatment Systems................................  0.8
         Agricultural Chemicals.................................  0.7
         Home Furnishings.......................................  0.7
         Insurance -- Property/Casualty.........................  0.7
         Internet Content -- Information/News...................  0.7
         Real Estate Management/Services........................  0.7
         Transactional Software.................................  0.7
         Web Hosting/Design.....................................  0.7
         Coal...................................................  0.6
         Containers -- Metal/Glass..............................  0.6
         Engineering/R&D Services...............................  0.6
         Machinery -- General Industrial........................  0.6

         Medical Information Systems............................   0.6
         Pipelines..............................................   0.6
         Research & Development.................................   0.6
         Retail -- Catalog Shopping.............................   0.6
         Chemicals -- Specialty.................................   0.5
         Paper & Related Products...............................   0.5
         Retail -- Pet Food & Supplies..........................   0.5
         Telecom Equipment -- Fiber Optics......................   0.5
         Telecom Services.......................................   0.5
         X-Ray Equipment........................................   0.5
         Insurance Brokers......................................   0.4
                                                                 -----
                                                                 120.8%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                       Value
                   Security Description                      Shares   (Note 3)
-------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
Advertising Sales -- 1.1%
 Focus Media Holding, Ltd. ADR+#............................  44,642 $1,974,516
 Lamar Advertising Co., Class A#............................  25,757  1,687,083
                                                                     ----------
                                                                      3,661,599
                                                                     ----------
Advertising Services -- 1.5%
 Aeroplan Income Fund....................................... 253,533  4,925,594
                                                                     ----------
Agricultural Chemicals -- 0.7%
 Potash Corp. of Saskatchewan, Inc..........................  34,200  2,426,490
                                                                     ----------
Apparel Manufacturer -- 0.9%
 Guess ?, Inc.#.............................................  64,600  2,855,320
                                                                     ----------
Applications Software -- 1.3%
 Salesforce.com, Inc.+#.....................................  89,022  4,206,290
                                                                     ----------
Broadcast Services/Program -- 2.0%
 Discovery Holding Co., Class A+............................  75,452  1,764,068
 Grupo Televisa SA ADR...................................... 173,061  4,980,695
                                                                     ----------
                                                                      6,744,763
                                                                     ----------
Building Products - Cement -- 0.8%
 Texas Industries, Inc.#....................................  29,143  2,534,858
                                                                     ----------
Building - Residential/Commerical -- 1.5%
 Desarrolladora Homex SA de CV ADR+.........................  40,054  2,404,041
 NVR, Inc.+#................................................   3,144  2,505,768
                                                                     ----------
                                                                      4,909,809
                                                                     ----------
Casino Hotel -- 1.4%
 Wynn Resorts, Ltd.#........................................  46,006  4,441,419
                                                                     ----------
Cellular Telecom -- 2.9%
 Leap Wireless International, Inc.+.........................  28,700  2,452,702
 NII Holdings, Inc.+........................................  88,021  7,171,071
                                                                     ----------
                                                                      9,623,773
                                                                     ----------
Chemicals - Diversified -- 0.9%
 Olin Corp.#................................................ 153,000  3,096,720
                                                                     ----------
Chemicals - Specialty -- 0.5%
 Cabot Corp.................................................  32,650  1,577,322
                                                                     ----------
Coal -- 0.6%
 Arch Coal, Inc.#...........................................  49,700  2,006,886
                                                                     ----------
Commercial Services -- 2.9%
 ChoicePoint, Inc.+.........................................  72,395  3,175,244
 HMS Holdings Corp.+#.......................................  70,900  1,454,159
 Iron Mountain, Inc.+#...................................... 116,653  3,206,791
 Weight Watchers International, Inc.#.......................  31,576  1,648,899
                                                                     ----------
                                                                      9,485,093
                                                                     ----------
Consulting Services -- 1.5%
 Corporate Executive Board Co...............................  72,129  4,797,300
                                                                     ----------
Containers - Metal/Glass -- 0.6%
 Greif, Inc., Class A.......................................  36,700  2,042,722
                                                                     ----------
Data Processing/Management -- 1.8%
 Global Payments, Inc.......................................  42,340  1,695,294
 Mastercard, Inc., Class A#.................................  29,100  4,351,905
                                                                     ----------
                                                                      6,047,199
                                                                     ----------
Diagnostic Kits -- 1.5%
 Dade Behring Holdings, Inc.................................  94,566  5,093,325
                                                                     ----------
Distribution/Wholesale -- 1.0%
 Li & Fung, Ltd............................................. 944,000  3,167,440
                                                                     ----------
Diversified Manufactured Operations -- 0.8%
 Pentair, Inc.#.............................................  70,316  2,600,989
                                                                     ----------

                                                                       Value
                   Security Description                      Shares   (Note 3)

--------------------------------------------------------------------------------
Diversified Operations -- 0.9%
 Leucadia National Corp.#...................................  78,116 $ 2,799,677
                                                                     -----------
E-Commerce/Products -- 1.7%
 Amazon.com, Inc.+#.........................................  78,650   5,437,861
                                                                     -----------
E-Commerce/Services -- 1.3%
 Monster Worldwide, Inc.+...................................  93,081   4,394,354
                                                                     -----------
Electronic Components - Semiconductors -- 3.8%
 Intersil Corp., Class A....................................  90,300   2,718,030
 MEMC Electronic Materials, Inc.+...........................  22,100   1,343,238
 Microchip Technology, Inc.#................................  83,200   3,376,256
 NVIDIA Corp.+..............................................  80,000   2,773,600
 Silicon Laboratories, Inc.+................................  67,300   2,329,926
                                                                     -----------
                                                                      12,541,050
                                                                     -----------
Electronic Connectors -- 1.0%
 Thomas & Betts Corp.+......................................  56,500   3,278,130
                                                                     -----------
Engineering/R&D Services -- 0.6%
 Fluor Corp.................................................  20,300   2,113,230
                                                                     -----------
Entertainment Software -- 1.2%
 Activision, Inc.+#......................................... 199,100   3,940,189
                                                                     -----------
Finance - Other Services -- 1.0%
 IntercontinentalExchange, Inc.+#...........................  23,100   3,348,114
                                                                     -----------
Footwear & Related Apparel -- 1.2%
 Crocs, Inc.+#..............................................  49,400   4,019,184
                                                                     -----------
Hazardous Waste Disposal -- 1.0%
 Stericycle, Inc.+..........................................  37,070   3,379,672
                                                                     -----------
Home Furnishings -- 0.7%
 Tempur-Pedic International, Inc.#..........................  85,700   2,173,352
                                                                     -----------
Hotels/Motels -- 3.0%
 Choice Hotels International, Inc...........................  42,979   1,732,913
 Hilton Hotels Corp.........................................  46,001   1,635,336
 Intercontinental Hotels Group ADR.......................... 123,396   3,305,779
 Starwood Hotels & Resorts Worldwide, Inc...................  45,800   3,300,806
                                                                     -----------
                                                                       9,974,834
                                                                     -----------
Insurance Broker -- 0.4%
 Brown & Brown, Inc.........................................  53,222   1,386,965
                                                                     -----------
Insurance - Property/Casualty -- 0.7%
 Alleghany Corp.+#..........................................   5,803   2,170,322
                                                                     -----------
Internet Application Software -- 1.7%
 Tencent Holdings, Ltd...................................... 624,000   2,693,083
 Vocus, Inc.+............................................... 115,300   2,771,812
                                                                     -----------
                                                                       5,464,895
                                                                     -----------
Internet Content - Entertainment -- 1.1%
 Shanda Interactive Entertainment, Ltd.+ Sponsored ADR#..... 132,300   3,741,444
                                                                     -----------
Internet Content - Information/News -- 0.7%
 Baidu.com ADR+#............................................  17,298   2,432,618
                                                                     -----------
Internet Infrastructure Software -- 0.9%
 Akamai Technologies, Inc.+#................................  63,200   2,794,072
                                                                     -----------
Investment Management/Advisor Services -- 2.8%
 Affiliated Managers Group, Inc.+#..........................  20,400   2,656,080
 Calamos Asset Management, Inc., Class A....................  95,484   2,382,326
 Fortress Investment Group LLC, Class A#....................   6,730     180,364
 Janus Capital Group, Inc.#................................. 143,618   3,975,346
                                                                     -----------
                                                                       9,194,116
                                                                     -----------
Machinery - Farming -- 1.0%
 AGCO Corp.+#...............................................  74,600   3,228,688
                                                                     -----------

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Machinery - General Industrial -- 0.6%
   Manitowoc Co., Inc....................................  27,200 $ 2,061,216
                                                                  -----------
  Medical Information Systems -- 0.6%
   Cerner Corp.+#........................................  34,000   1,931,540
                                                                  -----------
  Medical Instruments -- 2.0%
   Intuitive Surgical, Inc.+#............................  21,900   3,014,097
   Techne Corp.+.........................................  61,951   3,697,855
                                                                  -----------
                                                                    6,711,952
                                                                  -----------
  Medical Labs & Testing Services -- 1.1%
   Covance, Inc.+........................................  52,773   3,512,043
                                                                  -----------
  Medical - Biomedical/Gene -- 1.4%
   Celgene Corp.+#.......................................  24,500   1,500,380
   Genzyme Corp.+........................................  19,900   1,283,948
   PDL BioPharma, Inc.+#.................................  69,300   1,906,443
                                                                  -----------
                                                                    4,690,771
                                                                  -----------
  Medical - Drugs -- 0.8%
   K-V Pharmaceutical Co., Class A+#.....................  98,700   2,664,900
                                                                  -----------
  Metal Processors & Fabrication -- 1.1%
   Precision Castparts Corp..............................  30,400   3,634,624
                                                                  -----------
  Non-Ferrous Metals -- 0.8%
   SXR Uranium One, Inc.+................................ 160,300   2,498,318
                                                                  -----------
  Oil & Gas Drilling -- 1.0%
   Noble Corp.#..........................................  35,800   3,307,562
                                                                  -----------
  Oil Companies - Exploration & Production -- 6.1%
   Berry Petroleum Co., Class A#.........................  44,300   1,613,849
   Quicksilver Resources, Inc.+#.........................  54,300   2,415,807
   Southwestern Energy Co.+.............................. 142,049   6,761,532
   Ultra Petroleum Corp.+................................ 153,912   9,447,119
                                                                  -----------
                                                                   20,238,307
                                                                  -----------
  Oil Field Machinery & Equipment -- 1.6%
   Cameron International Corp.+..........................  26,800   1,900,120
   National-Oilwell Varco, Inc.+.........................  35,000   3,305,750
                                                                  -----------
                                                                    5,205,870
                                                                  -----------
  Paper & Related Products -- 0.5%
   MeadWestvaco Corp.....................................  46,168   1,615,880
                                                                  -----------
  Pipelines -- 0.6%
   Questar Corp.#........................................  17,429   1,882,506
                                                                  -----------
  Private Corrections -- 2.1%
   Corrections Corp. of America+.........................  62,800   4,069,440
   Geo Group, Inc.+#.....................................  53,700   2,926,650
                                                                  -----------
                                                                    6,996,090
                                                                  -----------
  Racetrack -- 1.0%
   Penn National Gaming, Inc.+#..........................  61,600   3,291,288
                                                                  -----------
  Real Estate Management/Services -- 0.7%
   CB Richard Ellis Group, Inc., Class A+................  64,200   2,389,524
                                                                  -----------
  Real Estate Operations & Development -- 1.2%
   Forest City Enterprises, Inc..........................  35,087   2,459,599
   The St. Joe Co.#......................................  28,138   1,472,743
                                                                  -----------
                                                                    3,932,342
                                                                  -----------
  Research & Development -- 0.6%
   Pharmaceutical Product Development, Inc.#.............  58,100   2,120,650
                                                                  -----------
  Respiratory Products -- 1.4%
   ResMed, Inc.+#........................................  36,200   1,631,896
   Respironics, Inc.+....................................  65,400   2,887,410
                                                                  -----------
                                                                    4,519,306
                                                                  -----------

                                                                      Value
                 Security Description                     Shares     (Note 3)

-------------------------------------------------------------------------------
Retail - Apparel/Shoe -- 2.7%
 Abercrombie & Fitch Co., Class A......................     85,133 $  7,036,243
 Urban Outfitters, Inc.+...............................     70,400    1,871,232
                                                                   ------------
                                                                      8,907,475
                                                                   ------------
Retail - Auto Parts -- 1.6%
 AutoZone, Inc.+.......................................     23,738    3,053,419
 O'Reilly Automotive, Inc.+#...........................     62,000    2,355,380
                                                                   ------------
                                                                      5,408,799
                                                                   ------------
Retail - Catalog Shopping -- 0.6%
 MSC Industrial Direct Co., Inc., Class A#.............     39,500    2,115,620
                                                                   ------------
Retail - Discount -- 0.9%
 Dollar Tree Stores, Inc.+.............................     69,000    2,919,390
                                                                   ------------
Retail - Pet Food & Supplies -- 0.5%
 PETsMART, Inc.........................................     43,882    1,501,642
                                                                   ------------
Retail - Restaurants -- 1.1%
 Wendy's International, Inc............................     86,164    3,457,761
                                                                   ------------
Savings & Loans/Thrifts -- 0.8%
 People's United Financial, Inc........................    128,985    2,604,207
                                                                   ------------
Schools -- 1.4%
 Apollo Group, Inc., Class A+..........................     51,266    2,459,230
 ITT Educational Services, Inc.+.......................     20,026    2,266,743
                                                                   ------------
                                                                      4,725,973
                                                                   ------------
Semiconductor Equipment -- 1.8%
 KLA-Tencor Corp.#.....................................     35,700    1,962,786
 Tessera Technologies, Inc.+...........................     48,079    2,186,152
 Varian Semiconductor Equipment Associates, Inc.+#.....     39,600    1,669,140
                                                                   ------------
                                                                      5,818,078
                                                                   ------------
Steel - Producer -- 0.9%
 Chaparral Steel Co....................................     39,941    2,923,681
                                                                   ------------
Telecom Equipment - Fiber Optics -- 0.5%
 Ciena Corp.+#.........................................     47,100    1,616,472
                                                                   ------------
Telecom Services -- 0.5%
 SAVVIS, Inc.+.........................................     33,455    1,679,107
                                                                   ------------
Transactional Software -- 0.7%
 VeriFone Holdings, Inc.+#.............................     69,600    2,410,248
                                                                   ------------
Transport - Services -- 3.1%
 C.H. Robinson Worldwide, Inc..........................    119,123    6,454,084
 Expeditors International of Washington, Inc...........     88,586    3,867,665
                                                                   ------------
                                                                     10,321,749
                                                                   ------------
Water Treatment Systems -- 0.8%
 Nalco Holding Co......................................    100,591    2,658,620
                                                                   ------------
Web Hosting/Design -- 0.7%
 Equinix, Inc.+#.......................................     26,159    2,285,773
                                                                   ------------
Wire & Cable Products -- 1.1%
 General Cable Corp.+#.................................     54,700    3,727,805
                                                                   ------------
Wireless Equipment -- 1.0%
 Crown Castle International Corp.+#....................     90,593    3,335,634
                                                                   ------------
X-Ray Equipment -- 0.5%
 Hologic, Inc.+#.......................................     29,900    1,617,291
                                                                   ------------
Total Long-Term Investment Securities
   (cost $280,155,358).................................             327,297,692
                                                                   ------------
SHORT-TERM INVESTMENT SECURITIES -- 21.5%
Collective Investment Pool -- 20.5%
 Securities Lending Quality Trust(1)................... 67,625,892   67,625,892
                                                                   ------------

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                      Principal     Value
                Security Description                   Amount      (Note 3)
  ----------------------------------------------------------------------------
  SHORT-TERM INVESTMENT SECURITIES (continued)
  Time Deposits -- 1.0%
    Euro Time Deposit with State Street & Trust Co.
     1.80% due 06/01/07............................. $  505,000  $    505,000
     2.80% due 06/01/07.............................  2,630,000     2,630,000
                                                                 ------------
                                                                    3,135,000
                                                                 ------------
  Total Short-Term Investment Securities
     (cost $70,760,892).............................               70,760,892
                                                                 ------------
  TOTAL INVESTMENTS
     (cost $350,916,250)(2).........................      120.8%  398,058,584
  Liabilities in excess of other assets.............      (20.8)  (68,423,160)
                                                     ----------  ------------
  NET ASSETS --                                           100.0% $329,635,424
                                                     ==========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (See Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company I Money Market Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                     Foreign Banks.................  18.3%
                     Asset Backed/Multi-Asset......  17.1
                     Asset Backed/Receivables......  11.6
                     Asset Backed/Securities.......   9.3
                     Finance.......................   9.0
                     Diversified Financial Services   6.4
                     Money Center Banks............   6.2
                     Investment Banks/Brokerage....   4.6
                     Commercial Banks..............   4.1
                     Super Regional Banks..........   4.0
                     Domestic Bank.................   3.5
                     Asset Backed/Finance..........   3.1
                     Asset Backed/Loans............   3.1
                     Regional Banks................   1.7
                     Asset Backed/CLO's............   0.2
                                                    -----
                                                    102.2%
                                                    =====

                     Weighted Average Days to Maturity 41.3

Credit Quality@#

                                   A-1 100.0%
                                       =====

*  Calculated as a percentage of Net Assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal     Value
                 Security Description               Amount      (Note 3)
      --------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 100.4%
      Asset-Backed Commercial Paper -- 45.8%
        Amsterdam Funding Corp.
         5.23% due 07/13/07*..................... $ 7,500,000 $  7,454,238
        Amsterdam Funding Corp.
         5.25% due 06/11/07*.....................   7,000,000    6,989,792
        Apreco, Inc.
         5.23% due 07/05/07*.....................   6,500,000    6,467,894
        Atlantis One Funding Corp.
         5.23% due 07/12/07*.....................   1,239,000    1,231,620
        Barton Capital Corp.
         5.23% due 07/09/07*.....................   7,008,000    6,969,312
        Cafco LLC
         5.23% due 06/13/07*.....................   6,000,000    5,989,540
        Cafco LLC
         5.25% due 07/11/07*.....................   8,000,000    7,953,333
        Cafco LLC
         5.25% due 07/24/07*.....................   2,000,000    1,984,542
        Cancara Asset Securitisation LLC
         5.20% due 10/11/07*.....................   3,000,000    2,942,800
        Chariot Funding LLC
         5.25% due 06/18/07*.....................   2,867,000    2,859,892
        Chariot Funding LLC
         5.26% due 06/07/07*.....................  10,000,000    9,991,233
        Charta LLC
         5.23% due 06/11/07*.....................   6,000,000    5,991,283
        Citibank Capital Markets Assets
         5.30% due 08/09/07*.....................  13,500,000   13,500,000
        Clipper Receivables Co. LLC
         5.30% due 06/01/07......................  20,000,000   20,000,000
        CRC Funding LLC
         5.23% due 06/11/07*.....................   6,000,000    5,991,283
        Dorada Finance, Inc.
         5.24% due 09/05/07*.....................  10,000,000    9,860,267
        Fountain Square Commercial Funding
         5.26% due 06/04/07*.....................  11,000,000   10,995,178
        Fountain Square Commercial Funding
         5.36% due 06/19/07*.....................   5,000,000    4,986,875
        Galaxy Funding, Inc.
         5.22% due 06/01/07*.....................  10,000,000   10,000,000
        Galaxy Funding, Inc.
         5.24% due 07/25/07*.....................   7,000,000    6,945,033
        Giro Funding US Corp.
         5.28% due 06/26/07*.....................  10,000,000    9,963,333
        Park Avenue Receivables Corp.
         5.24% due 07/09/07*.....................   7,000,000    6,961,282
        Sheffield Receivables Corp.
         5.27% due 06/19/07*.....................   5,000,000    4,986,838
        Sheffield Receivables Corp.
         5.27% due 06/28/07*.....................   6,000,000    5,976,285
        Sheffield Receivables Corp.
         5.31% due 06/01/07*.....................   9,000,000    9,000,000
        Surrey Funding Corp.
         5.26% due 06/21/07*.....................  14,000,000   13,959,089
        Surrey Funding Corp.
         5.27% due 06/12/07*.....................   7,000,000    6,988,728
        Sydney Capital Corp.
         5.24% due 07/12/07*.....................   4,090,000    4,065,592
        Thames Asset Global Securitization, Inc.
         5.18% due 06/14/07*.....................   4,000,000    3,992,518
        Thames Asset Global Securitization, Inc.
         5.26% due 06/12/07*.....................  14,288,000   14,265,036
        Windmill Funding Corp.
         5.25% due 06/11/07*.....................   7,500,000    7,489,062
                                                              ------------
      Total Asset-Backed Commercial Paper
         (amortized cost $236,751,878)...........              236,751,878
                                                              ------------

                                              Principal     Value
                Security Description           Amount      (Note 3)

          -----------------------------------------------------------
          Certificates of Deposit -- 20.2%
            BNP Paribas
             5.31% due 07/09/07............. $11,000,000 $ 11,000,000
            Calyon NY
             5.31% due 09/26/07.............   2,000,000    1,999,869
            Calyon NY
             5.32% due 03/04/08.............  14,000,000   14,000,517
            First Tennessee Bank
             5.30% due 08/16/07.............   9,000,000    9,000,000
            Fortis Bank NY
             5.27% due 02/19/08.............   7,000,000    7,000,246
            Fortis Bank NY
             5.27% due 04/28/08.............   2,000,000    1,999,461
            Fortis Bank NY
             5.28% due 08/02/07.............   8,000,000    7,999,308
            HBOS Treasury Services PLC
             5.35% due 10/25/07.............   4,000,000    4,000,000
            HBOS Treasury Services PLC
             5.36% due 10/22/07.............   5,000,000    5,000,286
            Lloyds TSB Bank PLC
             5.29% due 06/13/07.............   5,500,000    5,500,000
            Rabobank Nederland NY
             5.29% due 06/01/07.............   7,500,000    7,500,000
            Royal Bank of Scotland PLC
             5.25% due 01/11/08.............   1,500,000    1,500,207
            Royal Bank of Scotland PLC
             5.26% due 09/14/07.............  11,340,000   11,339,500
            Societe Generale
             5.26% due 06/11/07.............   2,000,000    1,999,986
            Societe Generale
             5.26% due 06/20/07.............   4,000,000    3,999,952
            Societe Generale
             5.27% due 07/02/07.............  10,500,000   10,500,096
                                                         ------------
          Total Certificates of Deposit
             (amortized cost $104,339,428)..              104,339,428
                                                         ------------
          Commercial Paper -- 20.7%
            Bank of America Corp.
             5.17% due 09/05/07.............   5,500,000    5,424,173
            Bank of America Corp.
             5.30% due 12/28/07(1)..........   6,000,000    6,000,494
            Bank of America Corp.
             5.33% due 06/01/07.............   9,000,000    9,000,000
            Barclays U.S. Fund
             5.22% due 06/08/07.............   5,000,000    4,994,930
            Bear Stearns Co., Inc.
             5.17% due 06/25/07.............   5,000,000    4,982,767
            Dexia Delaware LLC
             5.24% due 06/13/07.............   1,000,000      998,255
            General Electric Capital Corp.
             5.15% due 10/16/07.............   2,000,000    1,960,803
            HBOS Treasury Services PLC
             5.23% due 06/14/07.............   9,000,000    8,983,002
            HSBC Bank USA, Inc.
             5.42% due 09/21/07(1)..........  10,950,000   10,954,366
            Morgan Stanley
             5.31% due 09/10/07(1)..........  10,000,000   10,000,000
            Nordea North America, Inc.
             5.20% due 06/11/07.............   5,000,000    4,992,778
            Royal Bank of Canada
             5.24% due 10/04/07.............   4,500,000    4,497,519
            Svenska Handelsbanken, Inc.
             5.22% due 06/29/07.............   5,000,000    4,979,700
            Svenska Handelsbanken, Inc.
             5.65% due 07/20/07.............   5,000,000    5,001,080

VALIC Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal     Value
                 Security Description                 Amount      (Note 3)
   -------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES (continued)
   Commercial Paper (continued)
     UBS AG Stamford CT
      5.30% due 07/20/07........................... $ 6,000,000 $  6,000,030
     UBS Finance LLC
      5.20% due 07/05/07...........................   5,000,000    4,975,435
     Wells Fargo Bank NA
      5.25% due 06/29/07(1)........................  13,000,000   13,000,000
                                                                ------------
   Total Commercial Paper
      (amortized cost $106,745,332)................              106,745,332
                                                                ------------
   Medium Term Notes -- 13.7%
     Barclays Bank PLC
      5.41% due 11/02/07*..........................   6,000,000    6,000,000
     Beta Finance, Inc.
      5.33% due 08/15/07*(2).......................  12,000,000   12,000,949
     Cheyne Finance LLC
      5.32% due 09/06/07*(2).......................  11,000,000   10,999,636
     Cheyne Finance PLC
      5.32% due 01/07/08*(2).......................   5,000,000    5,000,000
     Merrill Lynch & Co., Inc.
      5.33% due 10/15/07(2)........................   3,000,000    3,000,000
     Morgan Stanley Dean Witter, Co.
      5.48% due 01/18/08(2)........................   6,000,000    6,005,756
     Sedna Finance, Inc.
      5.32% due 01/11/08*(2).......................  11,500,000   11,499,646
     Sigma Finance, Inc.
      5.32% due 09/18/07*(2).......................  11,000,000   10,999,836
     Wells Fargo & Co.
      5.31% due 08/03/07(2)........................   5,000,000    5,000,000
                                                                ------------
   Total Medium Term Notes
      (amortized cost $70,505,823).................               70,505,823
                                                                ------------
   Total Short-Term Investment Securities -- 100.4%
      (amortized cost $518,342,461)................              518,342,461
                                                                ------------

                                                       Principal     Value
                Security Description                    Amount      (Note 3)

 ------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.8%
 Repurchase Agreement -- 1.8%
   UBS Securities, LLC Joint Repurchase Agreement(3). $9,445,000  $  9,445,000
                                                                  ------------
 TOTAL INVESTMENTS
    (amortized cost $527,787,461)(4).................      102.2%  527,787,461
 Liabilities in excess of other assets...............       (2.2)  (11,435,349)
                                                      ----------  ------------
 NET ASSETS --                                             100.0% $516,352,112
                                                      ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $273,251,945 representing 52.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Variable Rate Security -- the rate reflected is as of May 31, 2007, maturity date reflects next reset date.
(2)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2007
(3)See Note 3 for details of Joint Repurchase Agreements.
(4)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Nasdaq-100(R) Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool.......................  12.3%
            Computers........................................  12.1
            Applications Software............................   7.5
            Medical -- Biomedical/Gene.......................   6.6
            Electronic Components -- Semiconductors..........   5.9
            Wireless Equipment...............................   5.3
            Web Portals/ISP..................................   5.2
            E-Commerce/Services..............................   4.2
            Networking Products..............................   3.9
            Cable TV.........................................   2.9
            Enterprise Software/Service......................   2.7
            Repurchase Agreements............................   2.5
            Therapeutics.....................................   2.5
            Internet Security................................   2.0
            Semiconductor Equipment..........................   2.0
            Semiconductors Components -- Intergrated Circuits   2.0
            Retail -- Restaurants............................   1.8
            Retail -- Major Department Stores................   1.7
            Data Processing/Management.......................   1.6
            Electronic Forms.................................   1.5
            Auto -- Heavy Duty Trucks........................   1.4
            Medical -- Generic Drugs.........................   1.4
            Computers -- Memory Devices......................   1.3
            Cellular Telecom.................................   1.2
            Commercial Paper.................................   1.2
            Entertainment Software...........................   1.2
            E-Commerce/Products..............................   1.1
            Transport -- Services............................   1.1
            Retail -- Bedding................................   0.9
            Broadcast Services/Program.......................   0.8
            Distribution/Wholesale...........................   0.8
            Electronic Measurement Instruments...............   0.8
            Medical Products.................................   0.8
            Retail -- Discount...............................   0.8
            Pharmacy Services................................   0.7
            Retail -- Office Supplies........................   0.7
            Casino Hotels....................................   0.6
            Computer Aided Design............................   0.6
            Computer Services................................   0.6
            Dental Supplies & Equipment......................   0.6
            Medical -- Drugs.................................   0.6
            Airlines.........................................   0.5
            Radio............................................   0.5
            Schools..........................................   0.5
            Telecom Services.................................   0.5
            Telephone -- Integrated..........................   0.5
            Electronic Components -- Misc....................   0.4
            Electronic Design Automation.....................   0.4
            Internet Infrastructure Software.................   0.4
            Linen Supply & Related Items.....................   0.4
            Machinery -- Construction & Mining...............   0.4
            Advertising Sales................................   0.3
            Chemicals -- Specialty...........................   0.3
            Computers -- Periphery Equipment.................   0.3
            Food -- Retail...................................   0.3
            Medical Instruments..............................   0.3
            Retail -- Apparel/Shoe...........................   0.3
            Retail -- Pet Food & Supplies....................   0.3
            U.S. Government Treasuries.......................   0.3
            Oil & Gas Drilling...............................   0.2
            Telecommunication Equipment......................   0.2
                                                              -----
                                                              112.7%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK -- 96.4%
     Advertising Sales -- 0.3%
      Lamar Advertising Co., Class A#..................   3,941 $   258,136
                                                                -----------
     Airlines -- 0.5%
      Ryanair Holdings PLC ADR+........................   5,665     233,908
      UAL Corp.+#......................................   5,059     198,616
                                                                -----------
                                                                    432,524
                                                                -----------
     Applications Software -- 7.5%
      Citrix Systems, Inc.+............................  10,454     351,359
      Infosys Technologies, Ltd. ADR#..................   5,381     265,014
      Intuit, Inc.+....................................  21,028     641,354
      Microsoft Corp................................... 164,218   5,036,566
                                                                -----------
                                                                  6,294,293
                                                                -----------
     Auto - Heavy Duty Trucks -- 1.4%
      PACCAR, Inc......................................  13,560   1,182,839
                                                                -----------
     Broadcast Services/Program -- 0.8%
      Discovery Holding Co., Class A+#.................  11,602     271,255
      Liberty Global, Inc., Class A+...................   9,831     377,510
                                                                -----------
                                                                    648,765
                                                                -----------
     Cable TV -- 2.9%
      Comcast Corp. Class A+...........................  70,517   1,932,871
      EchoStar Communications Corp., Class A+..........  10,446     481,143
                                                                -----------
                                                                  2,414,014
                                                                -----------
     Casino Hotel -- 0.6%
      Wynn Resorts, Ltd.#..............................   5,413     522,571
                                                                -----------
     Cellular Telecom -- 1.2%
      Millicom International Cellular SA+#.............   4,746     403,790
      NII Holdings, Inc.+..............................   7,677     625,445
                                                                -----------
                                                                  1,029,235
                                                                -----------
     Chemicals - Specialty -- 0.3%
      Sigma-Aldrich Corp...............................   6,180     267,470
                                                                -----------
     Computer Aided Design -- 0.6%
      Autodesk, Inc.+..................................  11,743     533,719
                                                                -----------
     Computer Services -- 0.6%
      Cognizant Technology Solutions Corp., Class A+...   6,776     532,323
                                                                -----------
     Computers -- 12.1%
      Apple Computer, Inc.+............................  58,577   7,120,620
      Dell, Inc.+......................................  40,721   1,094,173
      Research In Motion, Ltd.+........................   9,053   1,503,522
      Sun Microsystems, Inc.+..........................  76,324     389,253
                                                                -----------
                                                                 10,107,568
                                                                -----------
     Computers - Memory Devices -- 1.3%
      Network Appliance, Inc.+.........................  19,048     613,155
      SanDisk Corp.+...................................  10,164     442,642
                                                                -----------
                                                                  1,055,797
                                                                -----------
     Computers - Periphery Equipment -- 0.3%
      Logitech International SA+#......................   8,700     232,551
                                                                -----------
     Data Processing/Management -- 1.6%
      Fiserv, Inc.+....................................  10,398     616,081
      Paychex, Inc.....................................  17,617     711,727
                                                                -----------
                                                                  1,327,808
                                                                -----------
     Dental Supplies & Equipment -- 0.6%
      Dentsply International, Inc......................   7,116     257,172
      Patterson Cos., Inc.+#...........................   6,503     243,993
                                                                -----------
                                                                    501,165
                                                                -----------
     Distribution/Wholesale -- 0.8%
      CDW Corp.........................................   3,988     339,538
      Fastenal Co.#....................................   7,044     305,287
                                                                -----------
                                                                    644,825
                                                                -----------
     E-Commerce/Products -- 1.1%
      Amazon.com, Inc.+#...............................  13,416     927,582
                                                                -----------

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ---------------------------------------------------------------------
     E-Commerce/Services -- 4.2%
      eBay, Inc.+......................................  49,750 $1,619,860
      Expedia, Inc.+...................................  14,555    349,757
      IAC/InterActive Corp.+#..........................  14,471    500,697
      Liberty Media Corp., Series A+...................  29,240    708,485
      Monster Worldwide, Inc.+.........................   6,720    317,251
                                                                ----------
                                                                 3,496,050
                                                                ----------
     Electronic Components - Misc. -- 0.4%
      Flextronics International, Ltd.+.................  32,098    370,732
                                                                ----------
     Electronic Components - Semiconductors -- 5.9%
      Altera Corp......................................  24,435    557,363
      Broadcom Corp.+..................................  21,052    643,349
      Intel Corp.......................................  98,401  2,181,550
      Microchip Technology, Inc........................   8,754    355,237
      NVIDIA Corp.+....................................  17,012    589,806
      Xilinx, Inc......................................  21,452    610,953
                                                                ----------
                                                                 4,938,258
                                                                ----------
     Electronic Design Automation -- 0.4%
      Cadence Design Systems, Inc.+....................  14,286    324,435
                                                                ----------
     Electronic Forms -- 1.5%
      Adobe Systems, Inc.+.............................  28,080  1,237,766
                                                                ----------
     Electronic Measurement Instruments -- 0.8%
      Garmin, Ltd.#....................................   9,773    628,697
                                                                ----------
     Enterprise Software/Service -- 2.7%
      BEA Systems, Inc.+...............................  17,708    227,548
      Oracle Corp.+.................................... 105,289  2,040,501
                                                                ----------
                                                                 2,268,049
                                                                ----------
     Entertainment Software -- 1.2%
      Activision, Inc.+................................  12,199    241,418
      Electronic Arts, Inc.+...........................  15,230    744,290
                                                                ----------
                                                                   985,708
                                                                ----------
     Food - Retail -- 0.3%
      Whole Foods Market, Inc.#........................   6,718    276,110
                                                                ----------
     Internet Infrastructure Software -- 0.4%
      Akamai Technologies, Inc.+#......................   7,519    332,415
                                                                ----------
     Internet Security -- 2.0%
      Check Point Software Technologies+...............  10,863    253,760
      CheckFree Corp.+#................................   4,060    159,355
      Symantec Corp.+..................................  47,109    941,709
      VeriSign, Inc.+..................................  11,159    332,873
                                                                ----------
                                                                 1,687,697
                                                                ----------
     Linen Supply & Related Items -- 0.4%
      Cintas Corp......................................   9,337    358,167
                                                                ----------
     Machinery - Construction & Mining -- 0.4%
      Joy Global, Inc.#................................   5,236    296,515
                                                                ----------
     Medical Instruments -- 0.3%
      Intuitive Surgical, Inc.+#.......................   1,820    250,487
                                                                ----------
     Medical Products -- 0.8%
      Biomet, Inc......................................  16,104    702,456
                                                                ----------
     Medical - Biomedical/Gene -- 6.6%
      Amgen, Inc.+.....................................  26,505  1,493,027
      Biogen Idec, Inc.+...............................  18,139    947,219
      Celgene Corp.+#..................................  18,241  1,117,079
      Genzyme Corp.+...................................  16,094  1,038,385
      MedImmune, Inc.+#................................  12,397    717,538
      Vertex Pharmaceuticals, Inc.+#...................   6,454    192,716
                                                                ----------
                                                                 5,505,964
                                                                ----------
     Medical - Drugs -- 0.6%
      Cephalon, Inc.+..................................   3,118    258,825
      Sepracor, Inc.+#.................................   5,214    253,922
                                                                ----------
                                                                   512,747
                                                                ----------

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                  Value
                    Security Description                Shares   (Note 3)
       -------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical - Generic Drugs -- 1.4%
         Teva Pharmaceutical Industries, Ltd. ADR.....   29,591 $1,159,967
                                                                ----------
       Networking Products -- 3.9%
         Cisco Systems, Inc.+.........................  105,149  2,830,611
         Juniper Networks, Inc.+......................   18,118    442,260
                                                                ----------
                                                                 3,272,871
                                                                ----------
       Oil & Gas Drilling -- 0.2%
         Patterson-UTI Energy, Inc....................    7,704    203,540
                                                                ----------
       Pharmacy Services -- 0.7%
         Express Scripts, Inc.+.......................    5,898    602,186
                                                                ----------
       Radio -- 0.5%
         Sirius Satellite Radio, Inc.+#...............   77,031    225,701
         XM Satellite Radio Holdings, Inc., Class A+#.   15,388    178,193
                                                                ----------
                                                                   403,894
                                                                ----------
       Retail - Apparel/Shoe -- 0.3%
         Ross Stores, Inc.............................    6,705    220,192
                                                                ----------
       Retail - Bedding -- 0.9%
         Bed Bath & Beyond, Inc.+.....................   18,569    755,016
                                                                ----------
       Retail - Discount -- 0.8%
         Costco Wholesale Corp........................   11,609    655,560
                                                                ----------
       Retail - Major Department Stores -- 1.7%
         Sears Holdings Corp.+........................    7,837  1,410,817
                                                                ----------
       Retail - Office Supplies -- 0.7%
         Staples, Inc.................................   23,468    588,108
                                                                ----------
       Retail - Pet Food & Supplies -- 0.3%
         PETsMART, Inc................................    6,550    224,141
                                                                ----------
       Retail - Restaurants -- 1.8%
         Starbucks Corp.+.............................   50,877  1,465,766
                                                                ----------
       School -- 0.5%
         Apollo Group, Inc., Class A+.................    8,533    409,328
                                                                ----------
       Semiconductor Equipment -- 2.0%
         Applied Materials, Inc.......................   35,201    672,339
         KLA-Tencor Corp..............................   11,870    652,613
         Lam Research Corp.+..........................    7,134    382,810
                                                                ----------
                                                                 1,707,762
                                                                ----------
       Semiconductors Components - Intergrated Circuits -- 2.0%
         Linear Technology Corp.#......................  16,724    600,224
         Marvell Technology Group, Ltd.+...............  27,211    427,757
         Maxim Integrated Products, Inc................  21,897    673,333
                                                                ----------
                                                                 1,701,314
                                                                ----------
       Telecom Services -- 0.5%
         Virgin Media, Inc.............................  17,217    446,265
                                                                ----------
       Telecommunication Equipment -- 0.2%
         Tellabs, Inc.+................................  12,145    132,988
                                                                ----------

                                                              Shares/
                                                             Principal      Value
                   Security Description                       Amount       (Note 3)

--------------------------------------------------------------------------------------
Telephone - Integrated -- 0.5%
  Level 3 Communications, Inc.+#...........................      72,271  $    420,617
                                                                         ------------
Therapeutics -- 2.5%
  Amylin Pharmaceuticals, Inc.+#...........................       6,155       284,669
  Gilead Sciences, Inc.+...................................      22,298     1,845,605
                                                                         ------------
                                                                            2,130,274
                                                                         ------------
Transport - Services -- 1.1%
  C.H. Robinson Worldwide, Inc.............................       8,336       451,645
  Expeditors International of Washington, Inc..............      10,241       447,122
                                                                         ------------
                                                                              898,767
                                                                         ------------
Web Portals/ISP -- 5.2%
  Google, Inc. Class A+....................................       6,821     3,395,153
  Yahoo!, Inc.+............................................      31,775       911,942
                                                                         ------------
                                                                            4,307,095
                                                                         ------------
Wireless Equipment -- 5.3%
  QUALCOMM, Inc............................................      97,351     4,181,225
  Telefonaktiebolaget LM Ericsson ADR......................       5,766       218,993
                                                                         ------------
                                                                            4,400,218
                                                                         ------------
Total Long-Term Investment Securities
   (cost $56,702,926)......................................                80,602,124
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 13.8%
Collective Investment Pool -- 12.3%
  Securities Lending Quality Trust(1)......................  10,253,944    10,253,944
                                                                         ------------
Commercial Paper -- 1.2%
  Dresdner U.S. Finance
   5.30% due 06/01/07...................................... $ 1,000,000     1,000,000
                                                                         ------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills.............................
   4.60% due 07/05/07@.....................................      80,000        79,654
   4.73% due 07/05/07@.....................................     195,000       194,137
   4.86% due 07/05/07@.....................................      15,000        14,932
                                                                         ------------
                                                                              288,723
                                                                         ------------
Total Short-Term Investment Securities
   (cost $11,542,667)......................................                11,542,667
                                                                         ------------
REPURCHASE AGREEMENT -- 2.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $2,108,279 and collateralized
   by Federal Home Loan Bank Notes, bearing interest at
   4.38% due 09/17/10 and having an approximate value
   of $2,154,462
   (cost $2,108,000).......................................   2,108,000     2,108,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $70,353,593)(2)...................................       112.7%   94,252,791
Liabilities in excess of other assets......................       (12.7)  (10,605,742)
                                                            -----------  ------------
NET ASSETS --                                                     100.0% $ 83,647,049
                                                            ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 3).
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

Open Futures Contracts
-----------------------------------------------------------------------------------
 Number                                                                Unrealized
   of                             Expiration  Value at  Value as of   Appreciation
Contracts       Description          Date    Trade Date May 31, 2007 (Depreciation)
-----------------------------------------------------------------------------------
 98 Long  NASDAQ 100 E-Mini Index June 2007  $3,699,467  $3,787,210     $87,743
                                                                        =======

See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Computers........................................  12.5%
            Electronic Components -- Semiconductors..........  11.8
            Applications Software............................   6.9
            Wireless Equipment...............................   6.2
            Web Portals/ISP..................................   5.4
            Entertainment Software...........................   4.7
            Collective Investment Pool.......................   4.7
            Networking Products..............................   4.5
            Semiconductors Components -- Intergrated Circuits   4.1
            Electronic Components -- Misc....................   3.6
            Telecom Equipment -- Fiber Optics................   3.4
            Semiconductor Equipment..........................   2.5
            Telecommunication Equipment......................   2.0
            Computers -- Memory Devices......................   1.9
            Data Processing/Management.......................   1.9
            Toys.............................................   1.7
            Computer Services................................   1.6
            E-Commerce/Services..............................   1.6
            Registered Investment Companies..................   1.6
            Computer Aided Design............................   1.5
            Cellular Telecom.................................   1.4
            Internet Security................................   1.4
            Time Deposits....................................   1.4
            Human Resources..................................   1.3
            Energy -- Alternate Sources......................   1.2
            Advertising Sales................................   1.0
            Computer Software................................   1.0
            Consulting Services..............................   1.0
            Electric Products -- Misc........................   1.0
            Engineering/R&D Services.........................   0.8
            Medical Information Systems......................   0.7
            Agricultural Chemicals...........................   0.6
            Commercial Services -- Finance...................   0.6
            Electronic Forms.................................   0.6
            Enterprise Software/Service......................   0.6
            Audio/Video Products.............................   0.5
            Telephone -- Integrated..........................   0.5
            Banks -- Special Purpose.........................   0.4
            Computer Graphics................................   0.4
            Medical -- Biomedical/Gene.......................   0.4
            Casino Services..................................   0.3
            Chemicals -- Diversified.........................   0.3
            Commercial Services..............................   0.3
            Food -- Misc.....................................   0.3
            Identification Systems...........................   0.3
            Industrial Audio & Video Products................   0.3
            Oil Field Machinery & Equipment..................   0.3
            Batteries/Battery Systems........................   0.2
            Computers -- Integrated Systems..................   0.2
            Diversified Manufactured Operations..............   0.2
            E-Marketing/Info.................................   0.2
            Index Fund.......................................   0.2
            Power Converter/Supply Equipment.................   0.2
            Retail -- Computer Equipment.....................   0.2
            Telecom Services.................................   0.2
            Web Hosting/Design...............................   0.2
            Motion Pictures & Services.......................   0.1
                                                              -----
                                                              104.9%
                                                              =====

*  Calculated as a percentage of net assets.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                              Value
                 Security Description             Shares     (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.6%
        Advertising Sales -- 1.0%
          Focus Media Holding, Ltd. ADR+#.......   209,635 $  9,272,156
                                                           ------------
        Agricultural Chemicals -- 0.6%
          Monsanto Co...........................    92,655    5,707,548
                                                           ------------
        Applications Software -- 6.9%
          Citrix Systems, Inc.+#................   110,400    3,710,544
          Infosys Technologies, Ltd. ADR#.......    56,100    2,762,925
          Microsoft Corp........................ 1,034,928   31,741,242
          Red Hat, Inc.+#.......................   584,212   14,348,246
          Salesforce.com, Inc.+#................   255,723   12,082,912
          Satyam Computer Services, Ltd. ADR#...    29,500      747,530
          TomTom NV+............................    35,900    1,638,513
                                                           ------------
                                                             67,031,912
                                                           ------------
        Audio/Video Products -- 0.5%
          Sony Corp.............................    79,200    4,561,972
                                                           ------------
        Batteries/Battery Systems -- 0.2%
          Energy Conversion Devices, Inc.+......    46,915    1,612,938
                                                           ------------
        Casino Services -- 0.3%
          International Game Technology.........    65,368    2,627,140
                                                           ------------
        Cellular Telecom -- 1.4%
          NII Holdings, Inc.+...................   161,365   13,146,407
                                                           ------------
        Chemicals - Diversified -- 0.3%
          Wacker Chemie AG......................    16,915    3,439,486
                                                           ------------
        Commercial Services -- 0.3%
          Iron Mountain, Inc.+..................   117,500    3,230,075
                                                           ------------
        Commercial Services - Finance -- 0.6%
          The Western Union Co..................   281,800    6,326,410
                                                           ------------
        Computer Aided Design -- 1.5%
          Autodesk, Inc.+.......................   328,635   14,936,461
                                                           ------------
        Computer Graphics -- 0.4%
          Trident Microsystems, Inc.+...........   217,000    4,426,800
                                                           ------------
        Computer Services -- 1.6%
          BISYS Group, Inc.+....................    74,291      872,919
          Cognizant Technology Solutions Corp.+.    74,000    5,813,440
          DST Systems, Inc.+....................    99,200    8,306,016
          Electronic Data Systems Corp..........    17,200      495,532
                                                           ------------
                                                             15,487,907
                                                           ------------
        Computer Software -- 1.0%
          Tencent Holdings, Ltd................. 2,193,200    9,465,494
                                                           ------------
        Computers -- 12.5%
          Apple Computer, Inc.+.................   394,700   47,979,732
          Dell, Inc.+...........................   508,962   13,675,809
          Hewlett-Packard Co....................   637,600   29,144,696
          International Business Machines Corp..    93,100    9,924,460
          Palm, Inc.+#..........................   108,400    1,765,836
          Research In Motion, Ltd.+.............    97,500   16,192,800
          Sun Microsystems, Inc.+...............   371,300    1,893,630
                                                           ------------
                                                            120,576,963
                                                           ------------
        Computers - Integrated Systems -- 0.2%
          Riverbed Technology, Inc.+............    46,464    1,938,013
                                                           ------------
        Computers - Memory Devices -- 1.9%
          EMC Corp.+............................   601,978   10,167,408
          Network Appliance, Inc.+..............   151,500    4,876,785
          SanDisk Corp.+........................    10,900      474,695
          Seagate Technology#...................   127,300    2,621,107
                                                           ------------
                                                             18,139,995
                                                           ------------
        Consulting Services -- 1.0%
          Accenture Ltd., Class A...............   227,014    9,293,953
                                                           ------------

                                                                  Value
                  Security Description                Shares     (Note 3)

     ----------------------------------------------------------------------
     Data Processing/Management -- 1.9%
       Automatic Data Processing, Inc...............   165,200 $  8,210,440
       NAVTEQ Corp.+#...............................    90,165    3,861,767
       Paychex, Inc.................................   157,000    6,342,800
                                                               ------------
                                                                 18,415,007
                                                               ------------
     Diversified Manufactured Operations -- 0.2%
       Tyco International, Ltd......................    54,100    1,804,776
                                                               ------------
     E-Commerce/Services -- 1.6%
       eBay, Inc.+..................................   211,595    6,889,533
       Monster Worldwide, Inc.+.....................   189,193    8,931,802
                                                               ------------
                                                                 15,821,335
                                                               ------------
     E-Marketing/Info -- 0.2%
       aQuantive, Inc.+.............................    31,400    2,003,006
                                                               ------------
     Electric Products - Misc. -- 1.0%
       LG Electronics, Inc..........................   126,334    9,531,559
                                                               ------------
     Electronic Components - Misc. -- 2.6%
       Flextronics International, Ltd.+.............   317,268    3,664,445
       HON HAI Precision Industry Co., Ltd.+........   377,800    2,670,106
       HON HAI Precision Industry Co., Ltd. GDR*....   884,700   13,270,500
       Hoya Corp....................................    86,500    2,800,411
       Jabil Circuit, Inc.#.........................   109,310    2,514,130
                                                               ------------
                                                                 24,919,592
                                                               ------------
     Electronic Components - Semiconductors -- 11.8%
       Advanced Micro Devices, Inc.+#...............   105,700    1,508,339
       Altera Corp..................................   560,183   12,777,774
       Austriamicrosystems AG+......................     4,062      293,673
       Broadcom Corp.+..............................   275,141    8,408,309
       Chartered Semiconductor Manufacturing, Ltd.+. 7,321,020    6,079,309
       Conexant Systems, Inc.+#.....................   644,100      830,889
       Infineon Technologies AG+....................   390,570    6,054,118
       Intel Corp...................................   848,971   18,821,687
       MediaTek, Inc................................    52,000      823,161
       MEMC Electronic Materials, Inc.+.............    45,685    2,776,734
       Microchip Technology, Inc....................    21,100      856,238
       Micron Technology, Inc.+#....................   107,100    1,304,478
       National Semiconductor Corp..................    54,200    1,459,064
       NVIDIA Corp.+................................   341,450   11,838,071
       ON Semiconductor Corp.+......................   470,855    5,056,983
       PMC-Sierra, Inc.+#...........................   438,933    3,384,173
       QLogic Corp.+................................    85,100    1,451,806
       Samsung Electronics Co., Ltd.................     1,924    1,109,442
       Samsung Electronics Co., Ltd. GDR*(3)........    18,544    5,312,856
       Semtech Corp.+...............................   152,500    2,539,125
       Silicon Laboratories, Inc.+#.................    22,000      761,640
       Silicon-On-Insulator Technologies+...........   153,115    3,502,404
       Spansion, Inc.+#.............................    77,200      839,936
       Texas Instruments, Inc.......................   241,460    8,538,026
       Xilinx, Inc..................................   254,117    7,237,252
                                                               ------------
                                                                113,565,487
                                                               ------------
     Electronic Forms -- 0.6%
       Adobe Systems, Inc.+.........................   132,886    5,857,615
                                                               ------------
     Energy - Alternate Sources -- 1.2%
       First Solar, Inc.+...........................    31,100    2,116,044
       Renewable Energy Corp AS+....................   111,522    3,531,781
       Sunpower Corp., Class A+.....................    56,810    3,034,222
       Suntech Power Holdings Co., Ltd. ADR+........    81,780    2,773,978
                                                               ------------
                                                                 11,456,025
                                                               ------------

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Engineering/R&D Services -- 0.8%
    ABB, Ltd.............................................. 324,920 $ 6,950,444
    SAIC, Inc.+#..........................................  26,800     540,020
                                                                   -----------
                                                                     7,490,464
                                                                   -----------
  Enterprise Software/Service -- 0.6%
    Oracle Corp.+......................................... 320,772   6,216,561
                                                                   -----------
  Entertainment Software -- 4.7%
    Activision, Inc.+..................................... 771,304  15,264,106
    Electronic Arts, Inc.+................................ 529,354  25,869,530
    Take-Two Interactive Software, Inc.+#.................  79,600   1,638,964
    THQ, Inc.+............................................  81,350   2,774,035
                                                                   -----------
                                                                    45,546,635
                                                                   -----------
  Food - Misc. -- 0.3%
    Orkla ASA............................................. 191,150   3,375,389
                                                                   -----------
  Human Resources -- 1.3%
    Manpower, Inc.........................................  73,700   6,780,400
    Robert Half International, Inc........................ 173,700   6,103,818
                                                                   -----------
                                                                    12,884,218
                                                                   -----------
  Identification Systems -- 0.3%
    Cogent, Inc.+#........................................ 166,943   2,584,278
                                                                   -----------
  Industrial Audio & Video Products -- 0.3%
    Dolby Laboratories, Inc.+.............................  74,140   2,498,518
                                                                   -----------
  Internet Security -- 1.4%
    McAfee, Inc.+......................................... 238,340   8,761,379
    VeriSign, Inc.+....................................... 175,122   5,223,889
                                                                   -----------
                                                                    13,985,268
                                                                   -----------
  Medical Information Systems -- 0.7%
    Cerner Corp.+......................................... 114,305   6,493,667
                                                                   -----------
  Medical - Biomedical/Gene -- 0.4%
    Amgen, Inc.+#.........................................  64,100   3,610,753
                                                                   -----------
  Motion Pictures & Services -- 0.1%
    Dreamworks Animation SKG, Inc., Class A+#.............  51,176   1,529,139
                                                                   -----------
  Networking Products -- 4.5%
    Acme Packet, Inc.+#...................................  52,500     622,125
    Atheros Communications, Inc.+#........................  26,500     771,415
    BigBand Networks, Inc.+#..............................  26,600     459,648
    Cisco Systems, Inc.+.................................. 958,967  25,815,392
    Juniper Networks, Inc.+............................... 472,205  11,526,524
    Polycom, Inc.+........................................ 150,400   4,770,688
                                                                   -----------
                                                                    43,965,792
                                                                   -----------
  Oil Field Machinery & Equipment -- 0.3%
    Cameron International Corp.+..........................  35,885   2,544,247
                                                                   -----------
  Power Converter/Supply Equipment -- 0.2%
    Delta Electronics, Inc................................ 470,000   1,536,389
                                                                   -----------
  Retail - Computer Equipment -- 0.2%
    GameStop Corp., Class A+..............................  63,135   2,334,732
                                                                   -----------
  Semiconductor Equipment -- 2.5%
    ASML Holding NV+...................................... 181,521   4,701,724
    KLA-Tencor Corp....................................... 104,500   5,745,410
    Lam Research Corp.+................................... 255,600  13,715,496
                                                                   -----------
                                                                    24,162,630
                                                                   -----------
  Semiconductors Components - Intergrated Circuits -- 4.1%
    Analog Devices, Inc................................... 373,747  13,533,379
    Marvell Technology Group, Ltd.+....................... 592,700   9,317,244

                                                                          Value
                    Security Description                      Shares     (Note 3)

-----------------------------------------------------------------------------------
Semiconductors Components - Intergrated Circuits (continued)
  Maxim Integrated Products, Inc............................   471,004 $ 14,483,373
  Taiwan Semiconductor Manufacturing Co., Ltd. ADR..........   190,900    2,082,719
                                                                       ------------
                                                                         39,416,715
                                                                       ------------
Telecom Equipment - Fiber Optics -- 3.4%
  Ciena Corp.+#.............................................   126,697    4,348,241
  Corning, Inc.+............................................   915,473   22,886,825
  Finisar Corp.+#...........................................   742,300    2,694,549
  JDS Uniphase Corp.+#......................................   211,937    2,776,375
                                                                       ------------
                                                                         32,705,990
                                                                       ------------
Telecom Services -- 0.2%
  Amdocs, Ltd.+.............................................    21,500      835,705
  Telekomunikasi Indonesia Tbk PT ADR.......................    17,213      756,511
  TELUS Corp................................................         1           54
                                                                       ------------
                                                                          1,592,270
                                                                       ------------
Telecommunication Equipment -- 2.0%
  Alcatel SA................................................   158,375    2,205,599
  Alcatel-Lucent ADR#.......................................   185,700    2,547,804
  Comverse Technology, Inc.+................................   308,840    7,078,613
  Foxconn International Holdings, Ltd.+.....................   805,500    2,506,726
  Optium Corp.+.............................................    42,700      577,731
  Sonus Networks, Inc.+.....................................   511,000    4,430,370
                                                                       ------------
                                                                         19,346,843
                                                                       ------------
Telephone - Integrated -- 0.5%
  Level 3 Communications, Inc.+.............................   801,100    4,662,402
                                                                       ------------
Toys -- 1.7%
  Nintendo Co., Ltd.........................................    46,225   16,161,658
                                                                       ------------
Web Hosting/Design -- 0.2%
  Equinix, Inc.+............................................    19,500    1,703,910
                                                                       ------------
Web Portals/ISP -- 5.4%
  Google, Inc., Class A+....................................    87,306   43,456,561
  SINA Corp.+...............................................    39,645    1,582,232
  Yahoo!, Inc.+.............................................   263,841    7,572,237
                                                                       ------------
                                                                         52,611,030
                                                                       ------------
Wireless Equipment -- 6.2%
  American Tower Corp.+#....................................    58,400    2,521,712
  Crown Castle International Corp.+.........................    67,400    2,481,668
  Motorola, Inc.............................................   212,500    3,865,375
  Nokia Oyj ADR.............................................   594,750   16,284,255
  QUALCOMM, Inc.............................................   638,527   27,424,735
  Telefonaktiebolaget LM Ericsson ADR.......................   151,985    5,772,390
  Telefonaktiebolaget LM Ericsson, Class B..................   431,600    1,637,353
                                                                       ------------
                                                                         59,987,488
                                                                       ------------
Total Common Stock
   (cost $824,006,188)......................................            923,543,018
                                                                       ------------
EXCHANGE TRADED FUNDS -- 0.2%
Index Fund -- 0.2%
  iShares S&P GSTI Technology Index Fund
   (Cost $1,810,408)........................................    32,900    1,835,820
                                                                       ------------
EQUITY CERTIFICATES -- 1.4%
Banks - Special Purpose -- 0.4%
  Bharti Airtel, Ltd........................................   188,408    3,930,276
Electronic Components - Misc -- 1.0%
  Hon Hai Precision Industry Co., Ltd....................... 1,153,735    8,138,886
  MediaTek, Inc.............................................    97,705    1,543,798
                                                                       ------------
Total Equity Certificates
   (cost $12,972,475).......................................             13,612,960
                                                                       ------------
Total Long-Term Investment Securities
   (cost $838,789,071)......................................            938,991,798
                                                                       ------------

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal       Value
                 Security Description                     Amount        (Note 3)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 7.7%
Collective Investment Pool -- 4.7%
  Securities Lending Quality Trust(1)..................  44,972,872  $   44,972,872
                                                                     --------------
Registered Investment Company -- 1.6%
  T. Rowe Price Reserve Investment Fund................  15,231,004      15,231,004
                                                                     --------------
Time Deposits -- 1.4%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07.................................. $ 1,765,000       1,765,000
  Euro Time Deposit with State Street Bank & Trust Co.
   4.05% due 06/01/07..................................  12,054,000      12,054,000
                                                                     --------------
                                                                         13,819,000
                                                                     --------------
Total Short-Term Investment Securities
   (cost $74,022,877)..................................                  74,022,876
                                                                     --------------
TOTAL INVESTMENTS
   (cost $912,811,948)(2)..............................       104.9%  1,013,014,674
Liabilities in excess of other assets..................        (4.9)    (47,364,676)
                                                        -----------  --------------
NET ASSETS --                                                 100.0% $  965,649,998
                                                        ===========  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2007, the aggregate value of these securities was $18,583,356 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
(3)Illiquid security
ADR--American Depository Receipt
GDR--Global Depository Receipt

Open call option contracts written at May 31, 2007 for the Science & Technology Fund were as follows:
-----------------------------------------------------------------------------------------------------
                                                                                       Unrealized
                  Contract                  Number of   Premiums   Market Value at    Appreciation
Issue              Month     Strike Price   Contracts   Received    May 31, 2007     (Depreciation)
-----------------------------------------------------------------------------------------------------
VeriSign, Inc....  Jun-07       $25.00         103      $15,121        $52,530          $(37,409)
                                                                                        ========

See Notes to Financials Statements

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Collective Investment Pool.................  24.6%
               Commercial Services -- Finance.............   5.8
               Consulting Services........................   4.7
               Medical Instruments........................   4.4
               Human Resources............................   4.3
               Electronic Components -- Semiconductors....   4.1
               Computer Services..........................   3.8
               Telecom Services...........................   3.8
               Advertising Services.......................   3.1
               Enterprise Software/Service................   3.1
               E-Commerce/Services........................   3.0
               Medical Products...........................   2.9
               Schools....................................   2.5
               Machinery -- General Industrial............   2.4
               Printing -- Commercial.....................   2.3
               Diversified Manufactured Operations........   2.2
               Educational Software.......................   2.2
               Insurance -- Property/Casualty.............   2.0
               Distribution/Wholesale.....................   1.9
               Retail -- Restaurants......................   1.9
               Oil Companies -- Exploration & Production..   1.7
               Diagnostic Kits............................   1.6
               E-Services/Consulting......................   1.6
               Transactional Software.....................   1.6
               Building & Construction Products -- Misc...   1.5
               E-Commerce/Products........................   1.5
               Networking Products........................   1.5
               Therapeutics...............................   1.5
               Internet Application Software..............   1.4
               Internet Content -- Information/News.......   1.4
               Hotels/Motels..............................   1.3
               Oil -- Field Services......................   1.3
               Resorts/Theme Parks........................   1.3
               Medical -- Drugs...........................   1.0
               Web Portals/ISP............................   1.0
               Building -- MobileHome/Manufactured Housing   0.9
               Metal Processors & Fabrication.............   0.9
               Physical Therapy/Rehabilation Centers......   0.9
               Cable TV...................................   0.8
               Cellular Telecom...........................   0.8
               Internet Connectivity Services.............   0.8
               Internet Security..........................   0.8
               Lighting Products & Systems................   0.8
               Medical -- Biomedical/Gene.................   0.8
               Real Estate Management/Services............   0.8
               Recreational Centers.......................   0.8
               Retail -- Apparel/Shoe.....................   0.8
               Apparel Manufacturers......................   0.7
               Applications Software......................   0.6
               Banks -- Commercial........................   0.6
               E-Marketing/Info...........................   0.6
               Energy -- Alternate Sources................   0.6
               Finance -- Investment Banker/Broker........   0.6
               Gambling (Non-Hotel).......................   0.6
               Airlines...................................   0.5
               Cosmetics & Toiletries.....................   0.5
               Rental Auto/Equipment......................   0.5
               Telecommunication Equipment................   0.5
               Ultra Sound Imaging Systems................   0.5
               Finance -- Consumer Loans..................   0.4
               Retail -- Catalog Shopping.................   0.4
               Retail -- Sporting Goods...................   0.3
               Time Deposits..............................   0.1
                                                           -----
                                                           124.1%
                                                           =====

Country Allocation*

                             United States. 119.3%
                             Bermuda.......   2.3
                             Ireland.......   2.2
                             Cayman Islands   0.3
                                            -----
                                            124.1%
                                            =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                  Value
                     Security Description                Shares  (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 99.4%
      Advertising Services -- 3.1%
        inVentiv Health, Inc.+.......................... 25,410 $  956,940
        Marchex, Inc., Class B#......................... 40,428    626,230
                                                                ----------
                                                                 1,583,170
                                                                ----------
      Airlines -- 0.5%
        AirTran Holdings, Inc.+#........................ 21,100    261,429
                                                                ----------
      Apparel Manufacturer -- 0.7%
        G - III Apparel Group, Ltd.+.................... 17,750    367,425
                                                                ----------
      Applications Software -- 0.6%
        American Reprographics Co.+#.................... 10,100    311,080
                                                                ----------
      Banks - Commercial -- 0.6%
        Western Alliance Bancorp.+#..................... 10,300    321,257
                                                                ----------
      Building & Construction Products - Misc. -- 1.5%
        Interline Brands, Inc.+#........................ 31,000    758,880
                                                                ----------
      Building - MobileHome/Manufactured Housing -- 0.9%
        Williams Scotsman International, Inc.+#......... 20,200    463,792
                                                                ----------
      Cable TV -- 0.8%
        LodgeNet Entertainment Corp.+#.................. 12,400    439,952
                                                                ----------
      Cellular Telecom -- 0.8%
        Dobson Communications Corp., Class A+#.......... 40,300    428,389
                                                                ----------
      Commercial Services - Finance -- 5.8%
        Bankrate, Inc.+#................................ 18,245    793,657
        Dollar Financial Corp.+#........................ 10,000    305,600
        Global Cash Access, Inc.+....................... 65,200  1,059,500
        Wright Express Corp.+#.......................... 24,010    842,031
                                                                ----------
                                                                 3,000,788
                                                                ----------
      Computer Services -- 3.8%
        IHS, Inc.+#..................................... 12,500    502,375
        SI International, Inc.+#........................ 28,700    905,485
        Sykes Enterprises, Inc.+#....................... 28,800    561,024
                                                                ----------
                                                                 1,968,884
                                                                ----------
      Consulting Services -- 4.7%
        Forrester Research, Inc.+.......................  3,880    105,225
        FTI Consulting, Inc.+#.......................... 37,200  1,379,376
        Huron Consulting Group, Inc.+#..................  3,786    259,417
        The Advisory Board Co.+......................... 12,900    671,703
                                                                ----------
                                                                 2,415,721
                                                                ----------
      Cosmetics & Toiletries -- 0.5%
        Chattem, Inc.+..................................  4,100    261,047
                                                                ----------
      Diagnostic Kits -- 1.6%
        Inverness Medical Innovations, Inc.+#........... 16,900    805,961
                                                                ----------
      Distribution/Wholesale -- 1.9%
        Houston Wire & Cable Co.+#...................... 35,000  1,002,050
                                                                ----------
      Diversified Manufactured Operations -- 2.2%
        Actuant Corp., Class A#......................... 12,700    706,501
        Barnes Group, Inc.#............................. 15,600    460,044
                                                                ----------
                                                                 1,166,545
                                                                ----------
      E - Commerce/Products -- 1.5%
        Shutterfly, Inc.+#.............................. 40,587    759,383
                                                                ----------
      E - Commerce/Services -- 3.0%
        Priceline.com, Inc.+............................ 25,400  1,570,736
                                                                ----------
      E - Marketing/Info -- 0.6%
        Digital River, Inc.+#...........................  6,200    318,804
                                                                ----------
      E - Services/Consulting -- 1.6%
        GSI Commerce, Inc.+#............................ 35,900    821,392
                                                                ----------

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Educational Software -- 2.2%
         SkillSoft PLC ADR+#......................... 125,723 $1,152,880
                                                              ----------
       Electronic Components - Semiconductors -- 4.1%
         Microsemi Corp.+#...........................  48,500  1,117,925
         PMC - Sierra, Inc.+#........................  44,700    344,637
         Silicon Laboratories, Inc.+#................  15,600    540,072
         Volterra Semiconductor Corp.+#..............   9,600    150,912
                                                              ----------
                                                               2,153,546
                                                              ----------
       Energy - Alternate Sources -- 0.6%
         Evergreen Solar, Inc.+#.....................  20,850    174,723
         Ja Solar Hldgs Co Ltd. ADR+.................   5,400    128,358
                                                              ----------
                                                                 303,081
                                                              ----------
       Enterprise Software/Service -- 3.1%
         Epicor Software Corp.+#.....................  28,900    418,472
         Lawson Software, Inc.+#.....................  56,900    522,342
         Taleo Corp., Class A+#......................  34,942    684,863
                                                              ----------
                                                               1,625,677
                                                              ----------
       Finance - Consumer Loans -- 0.4%
         Portfolio Recovery Associates, Inc.#........   3,800    224,960
                                                              ----------
       Finance - Investment Banker/Broker -- 0.6%
         Evercore Partners Inc., Class A.............   9,750    309,173
                                                              ----------
       Gambling (Non - Hotel) -- 0.6%
         Pinnacle Entertainment, Inc.+#..............   9,900    302,940
                                                              ----------
       Hotels/Motels -- 1.3%
         Gaylord Entertainment Co.+#.................   6,700    377,411
         Red Lion Hotels Corp.+#.....................  22,300    286,778
                                                              ----------
                                                                 664,189
                                                              ----------
       Human Resources -- 4.3%
         On Assignment, Inc.+#.......................  76,800    837,120
         Resources Connection, Inc.+#................  43,500  1,403,310
                                                              ----------
                                                               2,240,430
                                                              ----------
       Insurance - Property/Casualty -- 2.0%
         First Mercury Financial Corp.+#.............  15,100    282,974
         Navigators Group, Inc.+.....................   7,700    381,227
         Tower Group, Inc.#..........................  11,350    359,341
                                                              ----------
                                                               1,023,542
                                                              ----------
       Internet Application Software -- 1.4%
         DealerTrack Holdings, Inc.+.................  19,500    703,755
                                                              ----------
       Internet Connectivity Services -- 0.8%
         Cogent Communications Group, Inc.+#.........  14,300    410,410
                                                              ----------
       Internet Content - Information/News -- 1.4%
         CNET Networks, Inc.+#.......................  47,800    433,546
         The Knot, Inc.+#............................  15,500    293,880
                                                              ----------
                                                                 727,426
                                                              ----------
       Internet Security -- 0.8%
         Secure Computing Corp.+#....................  55,100    419,862
                                                              ----------
       Lighting Products & Systems -- 0.8%
         Universal Display Corp.+#...................  25,200    393,372
                                                              ----------
       Machinery - General Industrial -- 2.4%
         Gardner Denver, Inc.+.......................  30,100  1,239,819
                                                              ----------
       Medical Instruments -- 4.4%
         Kyphon, Inc.+#..............................  22,700  1,078,023
         Senorx, Inc.+...............................  28,221    259,633
         Spectranetics Corp.+#.......................  33,259    319,952
         Stereotaxis, Inc.+#.........................  22,775    274,211
         Symmetry Medical, Inc.+#....................  24,400    374,052
                                                              ----------
                                                               2,305,871
                                                              ----------

VALIC Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                     Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Medical Products -- 2.9%
         American Medical Systems Holdings, Inc.+#..... 28,000 $  525,280
         Caliper Life Sciences, Inc.+#................. 35,342    162,573
         Northstar Neuroscience, Inc.+................. 20,500    273,675
         PSS World Medical, Inc.+#..................... 29,100    545,625
                                                               ----------
                                                                1,507,153
                                                               ----------
       Medical - Biomedical/Gene -- 0.8%
         Exelixis, Inc.+#.............................. 37,185    412,010
                                                               ----------
       Medical - Drugs -- 1.0%
         Sciele Pharma, Inc.+#......................... 20,612    509,529
                                                               ----------
       Metal Processors & Fabrication -- 0.9%
         Kaydon Corp.#.................................  9,900    477,675
                                                               ----------
       Networking Products -- 1.5%
         Ixia+#........................................ 81,200    753,536
                                                               ----------
       Oil Companies - Exploration & Production -- 1.7%
         PetroHawk Energy Corp.+#...................... 32,500    529,750
         Venoco, Inc.+................................. 18,200    361,634
                                                               ----------
                                                                  891,384
                                                               ----------
       Oil - Field Services -- 1.3%
         TETRA Technologies, Inc.+#.................... 24,500    684,285
                                                               ----------
       Physical Therapy/Rehabilation Centers -- 0.9%
         Psychiatric Solutions, Inc.+#................. 11,600    452,632
                                                               ----------
       Printing - Commercial -- 2.3%
         VistaPrint, Ltd.+#............................ 30,165  1,208,712
                                                               ----------
       Real Estate Management/Services -- 0.8%
         HFF, Inc., Class A+........................... 25,757    410,824
                                                               ----------
       Recreational Centers -- 0.8%
         Town Sports International Holdings, Inc.+#.... 19,700    395,970
                                                               ----------
       Rental Auto/Equipment -- 0.5%
         RSC Holdings, Inc.+........................... 13,400    268,670
                                                               ----------
       Resort/Theme Park -- 1.3%
         Great Wolf Resorts, Inc.+..................... 46,100    653,237
                                                               ----------
       Retail - Apparel/Shoe -- 0.8%
         The Children's Place Retail Stores, Inc.+#....  7,600    429,096
                                                               ----------
       Retail - Catalog Shopping -- 0.4%
         Coldwater Creek, Inc.+#.......................  9,100    226,135
                                                               ----------
       Retail - Restaurants -- 1.9%
         California Pizza Kitchen, Inc.+#..............  6,900    253,023
         Ruth's Chris Steak House, Inc.+............... 23,000    421,130
         Sonic Corp+#.................................. 12,700    309,626
                                                               ----------
                                                                  983,779
                                                               ----------
       Retail - Sporting Goods -- 0.3%
         Zumiez, Inc.+#................................  4,300    165,980
                                                               ----------
       Schools -- 2.5%
         Capella Education Co.+........................  7,167    313,628
         Corinthian Colleges, Inc.+#................... 18,600    271,746
         Strayer Education, Inc.#......................  5,500    688,380
                                                               ----------
                                                                1,273,754
                                                               ----------

                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 3)

----------------------------------------------------------------------------------
Telecom Services -- 3.8%
  Cbeyond, Inc.+#......................................      18,300  $    647,454
  NeuStar Inc., Class A+#..............................      32,500       944,450
  Orbcomm, Inc.+#......................................      23,500       373,650
                                                                     ------------
                                                                        1,965,554
                                                                     ------------
Telecommunication Equipment -- 0.5%
  Sirenza Microdevices, Inc.+#.........................      26,877       284,896
                                                                     ------------
Therapeutics -- 1.5%
  MGI Pharma, Inc.+#...................................      21,100       451,118
  The Medicines Co.+...................................      17,646       344,273
                                                                     ------------
                                                                          795,391
                                                                     ------------
Transactional Software -- 1.6%
  Innerworkings, Inc.+#................................      32,950       437,905
  Transaction Systems Architects, Inc.+#...............      10,900       371,145
                                                                     ------------
                                                                          809,050
                                                                     ------------
Ultra Sound Imaging Systems -- 0.5%
  SonoSite, Inc.+......................................       9,000       256,590
                                                                     ------------
Web Portals/ISP -- 1.0%
  Trizetto Group, Inc.+#...............................      29,200       541,076
                                                                     ------------
Total Long - Term Investment Securities
   (cost $46,011,484)..................................                51,584,536
                                                                     ------------
SHORT - TERM INVESTMENT SECURITIES -- 24.7%
Collective Investment Pool -- 24.6%
  Securities Lending Quality Trust(1)..................  12,781,002    12,781,002
                                                                     ------------
Time Deposit -- 0.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.80% due 06/01/07.................................. $    53,000        53,000
                                                                     ------------
Total Short - Term Investment Securities
   (cost $12,834,002)..................................                12,834,002
                                                                     ------------
TOTAL INVESTMENTS
   (cost $58,845,486)(2)...............................       124.1%   64,418,538
Liabilities in excess of other assets..................       (24.1)  (12,507,314)
                                                        -----------  ------------
NET ASSETS --                                                 100.0% $ 51,911,224
                                                        ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool............... 25.0%
                Banks -- Commercial......................  5.8
                Real Estate Investment Trusts............  3.6
                Diversified Manufactured Operations......  2.2
                Retail -- Restaurants....................  2.2
                Savings & Loans/Thrifts..................  2.2
                Medical -- Biomedical/Gene...............  2.1
                Retail -- Apparel/Shoe...................  2.1
                Electronic Components -- Semiconductors..  1.8
                Gas -- Distribution......................  1.8
                Insurance -- Property/Casualty...........  1.8
                Electric -- Integrated...................  1.7
                Oil -- Field Services....................  1.7
                Medical -- Drugs.........................  1.6
                Medical -- HMO...........................  1.5
                Engineering/R&D Services.................  1.4
                Insurance -- Reinsurance.................  1.4
                Medical Products.........................  1.3
                Commercial Services......................  1.2
                Computers -- Integrated Systems..........  1.2
                Medical Instruments......................  1.2
                Oil Companies -- Exploration & Production  1.2
                Telecommunication Equipment..............  1.2
                Vitamins & Nutrition Products............  1.2
                Food -- Misc.............................  1.1
                Machinery -- General Industrial..........  1.1
                Therapeutics.............................  1.1
                Wireless Equipment.......................  1.1
                Building -- Heavy Construction...........  1.0
                Chemicals -- Diversified.................  1.0
                Computer Services........................  1.0
                Human Resources..........................  1.0
                Electric Products -- Misc................  0.9
                Finance -- Investment Banker/Broker......  0.9
                Metal -- Iron............................  0.9
                Semiconductor Equipment..................  0.9
                E-Commerce/Services......................  0.8
                Retail -- Discount.......................  0.8
                Telephone -- Integrated..................  0.8
                Transport -- Truck.......................  0.8
                Advanced Materials.......................  0.7
                Apparel Manufacturers....................  0.7
                Auction Houses/Art Dealers...............  0.7
                Building -- Residential/Commercial.......  0.7
                Enterprise Software/Service..............  0.7
                Oil & Gas Drilling.......................  0.7
                Paper & Related Products.................  0.7
                Telecom Equipment -- Fiber Optics........  0.7
                Time Deposits............................  0.7
                Aerospace/Defense........................  0.6
                Aerospace/Defense -- Equipment...........  0.6
                Chemicals -- Specialty...................  0.6
                Commercial Services -- Finance...........  0.6
                Consulting Services......................  0.6
                Data Processing/Management...............  0.6
                Instruments -- Controls..................  0.6
                Machinery -- Electrical..................  0.6
                Oil Refining & Marketing.................  0.6
                Steel -- Producers.......................  0.6
                Tobacco..................................  0.6
                Airlines.................................  0.5
                Applications Software....................  0.5
                Auto/Truck Parts & Equipment -- Original.  0.5
                Internet Application Software............  0.5
                Medical -- Outpatient/Home Medical.......  0.5
                Power Converter/Supply Equipment.........  0.5
                Sugar....................................  0.5
                Television...............................  0.5
                Transport -- Services....................  0.5

             Electronic Measurement Instruments............... 0.4
             Footwear & Related Apparel....................... 0.4
             Home Furnishings................................. 0.4
             Hospital Beds/Equipment.......................... 0.4
             Instruments -- Scientific........................ 0.4
             Insurance -- Multi-line.......................... 0.4
             Investment Management/Advisor Services........... 0.4
             Networking Products.............................. 0.4
             Printing -- Commercial........................... 0.4
             Real Estate Operations & Development............. 0.4
             Retail -- Automobile............................. 0.4
             Retail -- Fabric Store........................... 0.4
             Semiconductors Components -- Intergrated Circuits 0.4
             Telecom Services................................. 0.4
             Transport -- Rail................................ 0.4
             Wire & Cable Products............................ 0.4
             Computers -- Memory Devices...................... 0.3
             Diagnostic Kits.................................. 0.3
             Distribution/Wholesale........................... 0.3
             E-Marketing/Info................................. 0.3
             Electronic Design Automation..................... 0.3
             Finance -- Consumer Loans........................ 0.3
             Garden Products.................................. 0.3
             Hotels/Motels.................................... 0.3
             Metal Processors & Fabrication................... 0.3
             Motion Pictures & Services....................... 0.3
             Registered Investment Companies.................. 0.3
             Retail -- Computer Equipment..................... 0.3
             Retirement/Aged Care............................. 0.3
             Transport -- Air Freight......................... 0.3
             Banks -- Fiduciary............................... 0.2
             Building & Construction Products -- Misc......... 0.2
             Building Products -- Light Fixtures.............. 0.2
             Cable TV......................................... 0.2
             Chemicals -- Plastics............................ 0.2
             Coal............................................. 0.2
             Computers........................................ 0.2
             Consumer Products -- Misc........................ 0.2
             Decision Support Software........................ 0.2
             Drug Delivery Systems............................ 0.2
             E-Services/Consulting............................ 0.2
             Electronic Components -- Misc.................... 0.2
             Finance -- Credit Card........................... 0.2
             Financial Guarantee Insurance.................... 0.2
             Food -- Wholesale/Distribution................... 0.2
             Health Care Cost Containment..................... 0.2
             Industrial Audio & Video Products................ 0.2
             Insurance -- Life/Health......................... 0.2
             Internet Content -- Information/News............. 0.2
             Internet Infrastructure Software................. 0.2
             Linen Supply & Related Items..................... 0.2
             Medical Laser Systems............................ 0.2
             Medical -- Hospitals............................. 0.2
             Mining........................................... 0.2
             Multimedia....................................... 0.2
             Office Automation & Equipment.................... 0.2
             Oil Field Machinery & Equipment.................. 0.2
             Radio............................................ 0.2
             Repurchase Agreements............................ 0.2
             Research & Development........................... 0.2
             Respiratory Products............................. 0.2
             Retail -- Bookstore.............................. 0.2
             Retail -- Convenience Store...................... 0.2
             Retail -- Sporting Goods......................... 0.2
             Rubber/Plastic Products.......................... 0.2
             Schools.......................................... 0.2
             Textile -- Apparel............................... 0.2
             Transport -- Marine.............................. 0.2
             Agricultural Chemicals........................... 0.1

VALIC Company I Small Cap Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

               Alternative Waste Technology..............   0.1
               Athletic Footwear.........................   0.1
               Audio/Video Products......................   0.1
               Auto Repair Centers.......................   0.1
               Broadcast Services/Program................   0.1
               Building Products -- Air & Heating........   0.1
               Building Products -- Wood.................   0.1
               Building -- Maintance & Services..........   0.1
               Coffee....................................   0.1
               Communications Software...................   0.1
               Containers -- Metal/Glass.................   0.1
               Containers -- Paper/Plastic...............   0.1
               Cosmetics & Toiletries....................   0.1
               Diagnostic Equipment......................   0.1
               Disposable Medical Products...............   0.1
               Diversified Operations/Commercial Services   0.1
               Energy -- Alternate Sources...............   0.1
               Entertainment Software....................   0.1
               Finance -- Auto Loans.....................   0.1
               Finance -- Leasing Companies..............   0.1
               Finance -- Mortgage Loan/Banker...........   0.1
               Finance -- Other Services.................   0.1
               Food -- Confectionery.....................   0.1
               Food -- Retail............................   0.1
               Gambling (Non-Hotel)......................   0.1
               Industrial Automated/Robotic..............   0.1
               Insurance Brokers.........................   0.1
               Internet Connectivity Services............   0.1
               Internet Security.........................   0.1
               Internet Telephone........................   0.1
               Intimate Apparel..........................   0.1
               Lasers -- System/Components...............   0.1
               Leisure Products..........................   0.1
               Machinery -- Farming......................   0.1
               Machinery -- Material Handling............   0.1
               Machinery -- Pumps........................   0.1
               Medical Information Systems...............   0.1
               Medical Sterilization Products............   0.1
               Music.....................................   0.1
               Non-Hazardous Waste Disposal..............   0.1
               Pharmacy Services.........................   0.1
               Publishing -- Books.......................   0.1
               Rental Auto/Equipment.....................   0.1
               Retail -- Jewelry.........................   0.1
               Retail -- Leisure Products................   0.1
               Retail -- Regional Department Stores......   0.1
               Schools -- Day Care.......................   0.1
               Seismic Data Collection...................   0.1
               Steel -- Specialty........................   0.1
               Textile -- Products.......................   0.1
               Theaters..................................   0.1
               Tools -- Hand Held........................   0.1
               Toys......................................   0.1
               Transactional Software....................   0.1
               Veterinary Products.......................   0.1
               Water.....................................   0.1
               Web Hosting/Design........................   0.1
                                                          -----
                                                          125.0%
                                                          =====

*  Calculated as a percentage of net assets

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                           Value
                    Security Description          Shares  (Note 3)
            -------------------------------------------------------
            COMMON STOCK -- 98.9%
            Advanced Materials -- 0.7%
              Ceradyne, Inc.+#................... 52,865 $3,572,088
              Core Molding Technologies, Inc.+... 35,700    257,040
                                                         ----------
                                                          3,829,128
                                                         ----------
            Advertising Services -- 0.0%
              Greenfield Online, Inc.+........... 12,048    190,358
                                                         ----------
            Aerospace/Defense -- 0.6%
              Armor Holdings, Inc.+#............. 18,100  1,555,333
              Teledyne Technologies, Inc.+....... 30,576  1,408,942
              TransDigm Group, Inc.+.............  6,100    225,395
              United Industrial Corp.#...........  5,129    307,227
                                                         ----------
                                                          3,496,897
                                                         ----------
            Aerospace/Defense - Equipment -- 0.6%
              ARGON ST, Inc.+#...................  6,800    162,180
              Curtiss - Wright Corp.#............ 13,173    593,707
              Ducommun, Inc.+.................... 14,518    362,515
              Moog, Inc., Class A+............... 18,200    783,692
              Orbital Sciences Corp.+............ 55,300  1,139,733
                                                         ----------
                                                          3,041,827
                                                         ----------
            Agricultural Chemicals -- 0.1%
              CF Industries Holdings, Inc........ 13,800    617,274
                                                         ----------
            Airlines -- 0.5%
              AirTran Holdings, Inc.+#........... 30,300    375,417
              ExpressJet Holdings, Inc.+#........ 27,900    172,701
              Frontier Airlines Holdings, Inc.+#. 29,515    179,156
              Mesa Air Group, Inc.+#............. 11,777     83,028
              Midwest Air Group, Inc.+#..........  9,000    135,450
              Skywest, Inc.#..................... 59,465  1,637,071
                                                         ----------
                                                          2,582,823
                                                         ----------
            Alternative Waste Technology -- 0.1%
              Darling International, Inc.+....... 61,900    560,195
                                                         ----------
            Apparel Manufacturers -- 0.7%
              Everlast Worldwide, Inc.+.......... 17,700    409,755
              Gymboree Corp.+.................... 67,469  3,015,864
              Kellwood Co.#......................  4,449    128,176
              Maidenform Brands, Inc.+........... 21,117    395,733
                                                         ----------
                                                          3,949,528
                                                         ----------
            Applications Software -- 0.5%
              Actuate Corp.+..................... 56,600    350,920
              American Reprographics Co.+#.......  9,500    292,600
              EPIQ Systems, Inc.+................  1,894     50,002
              Moldflow Corp.+....................  9,538    210,980
              PDF Solutions, Inc.+#.............. 19,700    194,439
              Progress Software Corp.+........... 15,167    498,388
              Quest Software, Inc.+.............. 27,200    468,384
              Red Hat, Inc.+#.................... 14,400    353,664
              Visual Sciences, Inc.+#............  6,300    102,501
                                                         ----------
                                                          2,521,878
                                                         ----------
            Athletic Equipment -- 0.0%
              Cybex International, Inc.+......... 37,100    252,280
                                                         ----------
            Athletic Footwear -- 0.1%
              K - Swiss, Inc., Class A#..........  9,600    278,496
                                                         ----------
            Auction Houses/Art Dealers -- 0.7%
              Ritchie Bros. Auctioneers, Inc..... 11,900    701,981
              Sotheby's Holdings, Inc., Class A#. 62,434  2,963,742
                                                         ----------
                                                          3,665,723
                                                         ----------

                                                                  Value
                     Security Description                Shares  (Note 3)

      --------------------------------------------------------------------
      Audio/Video Products -- 0.1%
        DTS, Inc.+#.....................................  8,900 $  203,098
        Universal Electronics, Inc.+.................... 13,400    448,900
                                                                ----------
                                                                   651,998
                                                                ----------
      Auto Repair Center -- 0.1%
        Monro Muffler Brake, Inc.#...................... 15,300    591,345
                                                                ----------
      Auto/Truck Parts & Equipment - Original -- 0.5%
        Accuride Corp.+................................. 66,106  1,039,186
        Fuel Systems Solutions, Inc.+................... 14,900    242,870
        Keystone Automotive Industries, Inc.+#..........  5,000    206,550
        Miller Industries, Inc.+........................  7,300    178,558
        Spartan Motors, Inc............................. 18,450    647,411
        Strattec Security Corp.+........................  4,400    209,484
        TRW Automotive Holdings Corp.+.................. 12,200    495,076
                                                                ----------
                                                                 3,019,135
                                                                ----------
      Auto/Truck Parts & Equipment - Replacement -- 0.0%
        Aftermarket Technology Corp.+...................  2,201     65,964
        Standard Motor Products, Inc....................  5,053     78,574
                                                                ----------
                                                                   144,538
                                                                ----------
      Banks - Commercial -- 5.9%
        AMCORE Financial, Inc...........................    200      5,958
        Ameris Bancorp.................................. 15,000    349,050
        Bancfirst Corp..................................  7,488    323,257
        Bank of Florida Corp.+.......................... 12,100    218,163
        Bank of Granite Corp.#.......................... 24,250    393,092
        Bank of Hawaii Corp............................. 43,667  2,336,621
        Banner Corp.....................................  3,080    110,942
        Beverly Hills Bancorp, Inc...................... 40,400    300,172
        Camden National Corp............................  6,300    241,290
        Cardinal Financial Corp......................... 23,000    225,630
        Cascade Bancorp#................................ 17,325    389,813
        Cass Information Systems, Inc...................  8,900    295,480
        Center Bancorp, Inc............................. 16,170    249,018
        Center Financial Corp.#.........................  4,896     84,309
        Chittenden Corp.#............................... 34,650  1,010,394
        Citizens Republic Bancorp.#..................... 49,600    944,384
        City Bank#......................................  4,881    158,730
        City Holding Co................................. 10,503    400,269
        City National Corp.............................. 20,930  1,620,819
        Commerce Bancshares, Inc.#...................... 15,344    724,237
        Community Bancorp+..............................  8,200    243,376
        Community Bank Systems, Inc.#................... 16,900    347,464
        Community Trust Bancorp, Inc.#..................  1,716     58,275
        Corus Bankshares, Inc.#......................... 62,882  1,143,824
        East West Bancorp, Inc.#........................ 24,505    993,433
        Financial Institutions, Inc..................... 17,195    348,371
        First Bancorp................................... 12,600    245,700
        First Bancorp Puerto Rico....................... 35,800    449,648
        First Citizens BancShares, Inc., Class A........  2,040    395,230
        First Community Bancshares, Inc................. 10,800    337,932
        First Financial Bancorp#........................ 20,800    306,176
        First Regional Bancorp+......................... 21,042    540,569
        First South Bancorp, Inc........................ 12,300    338,496
        FNB Corp. (PA)#.................................  5,019     83,867
        FNB Corp. (VA)..................................  8,700    278,487
        Frontier Financial Corp.#....................... 12,150    282,609
        Glacier Bancorp, Inc.#.......................... 31,271    669,199
        Green Bankshares, Inc...........................  7,000    244,930
        Heritage Commerce Corp.......................... 10,800    263,304
        Intervest Bancshares Corp.#.....................  8,190    202,866
        Lakeland Financial Corp......................... 10,200    224,400
        Pacific Capital Bancorp#........................ 51,777  1,332,740
        Peoples Bancorp, Inc.#.......................... 16,300    450,043

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Banks - Commercial (continued)
    Pinnacle Financial Partners, Inc.+#..................   9,900 $   292,545
    Placer Sierra Bancshares.............................   6,800     191,216
    Preferred Bank#......................................  11,400     435,138
    Prosperity Bancshares, Inc.#.........................  32,043   1,109,970
    Provident Bankshares Corp.#..........................  15,000     501,750
    Sandy Spring Bancorp, Inc.#..........................  11,800     379,134
    SCBT Financial Corp..................................   7,035     255,089
    Seacoast Banking Corp. of Florida#...................  11,600     269,816
    Sierra Bancorp.......................................  12,200     339,526
    Signature Bank+......................................  10,300     342,475
    Smithtown Bancorp, Inc...............................  12,540     295,819
    Southside Bancshares, Inc............................  10,080     217,829
    State Bancorp, Inc...................................  14,400     259,920
    Sterling Financial Corp..............................   7,474      73,843
    Suffolk Bancorp......................................  10,400     318,968
    Susquehanna Bancshares, Inc..........................  37,400     805,222
    SVB Financial Group+.................................     896      47,551
    Taylor Capital Group, Inc............................   3,747     112,972
    Temecula Valley Bancorp, Inc.+.......................  17,400     332,514
    Tennessee Commerce Bancorp, Inc.+....................  10,400     304,096
    Texas Capital Bancshares, Inc.+......................  14,300     322,179
    Trustmark Corp.#.....................................   7,716     207,715
    Umpqua Holding Corp.#................................  12,600     314,496
    UCBH Holdings, Inc...................................  34,900     649,489
    United Community Banks, Inc.#........................   4,300     130,677
    Valley National Bancorp#.............................  28,758     704,283
    Vineyard National Bancorp#...........................  14,447     352,507
    Washington Trust Bancorp, Inc........................  12,900     314,115
    West Bancorp., Inc...................................  19,400     288,284
    Westamerica Bancorp.#................................  19,600     907,480
    Western Alliance Bancorp.+#..........................     800      24,952
    Whitney Holding Corp.................................   7,857     243,881
    Wilshire Bancorp, Inc.#..............................  30,100     383,474
    Wintrust Financial Corp.#............................   2,600     119,314
                                                                  -----------
                                                                   32,010,806
                                                                  -----------
  Banks - Fiduciary -- 0.2%
    Boston Private Financial Holdings, Inc.#.............  12,900     365,199
    Investors Financial Services Corp....................   9,100     559,832
                                                                  -----------
                                                                      925,031
                                                                  -----------
  Batteries/Battery Systems -- 0.0%
    Greatbatch, Inc.+#...................................   6,000     180,240
                                                                  -----------
  Beverages - Non - alcoholic -- 0.0%
    Coca - Cola Bottling Co..............................     895      49,547
                                                                  -----------
  Broadcast Services/Program -- 0.1%
    Crown Media Holdings, Inc., Class A+#................  20,200     150,288
    DG FastChannel, Inc.+................................  23,700     494,382
    New Frontier Media, Inc.#............................   6,513      57,510
                                                                  -----------
                                                                      702,180
                                                                  -----------
  Building & Construction Products - Misc. -- 0.2%
    Advanced Environmental Recycling Technologies, Inc.+. 109,600     155,632
    Builders FirstSource, Inc.+#.........................   6,300     105,021
    Interline Brands, Inc.+..............................  20,100     492,048
    NCI Building Systems, Inc.+#.........................   4,400     226,204
    Simpson Manufacturing Co., Inc.#.....................   8,800     293,216
                                                                  -----------
                                                                    1,272,121
                                                                  -----------
  Building & Construction - Misc. -- 0.0%
    Insituform Technologies, Inc., Class A+#.............  12,300     259,407
                                                                  -----------
  Building Products - Air & Heating -- 0.1%
    AAON, Inc............................................  12,600     374,346
    KSW, Inc.+...........................................  51,660     366,786
                                                                  -----------
                                                                      741,132
                                                                  -----------

                                                                  Value
                     Security Description                Shares  (Note 3)

      --------------------------------------------------------------------
      Building Products - Light Fixtures -- 0.2%
        Genlyte Group, Inc.+............................ 13,000 $1,132,560
                                                                ----------
      Building Products - Wood -- 0.1%
        Universal Forest Products, Inc.#................  6,400    307,712
                                                                ----------
      Building - Heavy Construction -- 1.0%
        Chicago Bridge & Iron Co. NV.................... 85,944  3,348,378
        Infrasource Services, Inc.+.....................  7,700    278,740
        Perini Corp.+................................... 35,015  1,925,825
                                                                ----------
                                                                 5,552,943
                                                                ----------
      Building - Maintance & Services -- 0.1%
        Home Solutions of America, Inc.+................ 46,200    345,576
                                                                ----------
      Building - MobileHome/Manufactured Housing -- 0.0%
        Skyline Corp....................................  6,500    215,410
        Winnebago Industries, Inc.#.....................    800     24,800
                                                                ----------
                                                                   240,210
                                                                ----------
      Building - Residential/Commerical -- 0.7%
        Amrep Corp.#.................................... 25,882  1,508,921
        Meritage Homes Corp.+#.......................... 17,400    603,606
        NVR, Inc.+#.....................................  1,521  1,212,237
        Standard - Pacific Corp.#....................... 24,500    522,340
                                                                ----------
                                                                 3,847,104
                                                                ----------
      Cable TV -- 0.2%
        LodgeNet Entertainment Corp.+................... 23,221    823,881
                                                                ----------
      Capacitors -- 0.0%
        KEMET Corp.+#................................... 26,900    206,592
                                                                ----------
      Cellular Telecom -- 0.0%
        Rural Cellular Corp. Class A+...................  1,555     51,237
                                                                ----------
      Chemicals - Diversified -- 1.0%
        Celanese Corp., Series A........................ 86,205  3,137,000
        Olin Corp.#..................................... 66,800  1,352,032
        Pioneer Cos., Inc.+#............................ 25,583    880,567
                                                                ----------
                                                                 5,369,599
                                                                ----------
      Chemicals - Plastics -- 0.2%
        Landec Corp.+................................... 23,100    314,853
        PolyOne Corp.+.................................. 68,900    491,257
        Spartech Corp................................... 16,100    431,480
                                                                ----------
                                                                 1,237,590
                                                                ----------
      Chemicals - Specialty -- 0.6%
        Arch Chemicals, Inc............................. 21,300    748,908
        Ferro Corp.#.................................... 12,500    297,125
        H.B. Fuller Co..................................  6,766    184,374
        ICO, Inc.+...................................... 45,124    393,030
        Quaker Chemical Corp............................ 13,400    320,930
        Sensient Technologies Corp...................... 59,126  1,539,641
        Symyx Technologies, Inc.+#......................  7,800     81,822
                                                                ----------
                                                                 3,565,830
                                                                ----------
      Circuit Boards -- 0.0%
        Merix Corp.+#...................................  9,049     67,687
                                                                ----------
      Coal -- 0.2%
        Foundation Coal Holdings, Inc.#................. 17,300    764,660
        Westmoreland Coal Co.+#.........................  5,200    145,600
                                                                ----------
                                                                   910,260
                                                                ----------
      Coffee -- 0.1%
        Green Mountain Coffee Roasters, Inc.+...........  6,800    460,020
                                                                ----------
      Commerce -- 0.0%
        Arbinet - thexchange, Inc.+.....................  8,548     53,254
        Ariba, Inc.+....................................  1,000      9,310
                                                                ----------
                                                                    62,564
                                                                ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                   Value
                   Security Description                  Shares   (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Commercial Services -- 1.2%
      Convergys Corp.+..................................  74,144 $1,908,466
      CPI Corp..........................................  24,659  1,956,692
      HMS Holdings Corp.+...............................  20,100    412,251
      PeopleSupport, Inc.+#.............................  44,465    538,471
      Standard Parking Corp.+...........................   5,575    204,491
      Team, Inc.+.......................................   9,000    352,710
      TeleTech Holdings, Inc.+..........................  16,900    594,542
      Vertrue, Inc.+#...................................  14,400    694,800
                                                                 ----------
                                                                  6,662,423
                                                                 ----------
    Commercial Services - Finance -- 0.6%
      Bankrate, Inc.+#..................................   9,100    395,850
      Coinstar, Inc.+...................................  23,314    736,489
      Deluxe Corp.......................................  39,711  1,734,180
      Heartland Payment Systems, Inc.#..................   7,400    188,330
      PRG - Schultz International, Inc.+................  22,500    367,875
      Rewards Network, Inc.+#...........................  27,564    107,775
                                                                 ----------
                                                                  3,530,499
                                                                 ----------
    Communications Software -- 0.1%
      Captaris, Inc.+...................................  42,200    217,330
      Digi International, Inc.+.........................  17,400    244,470
                                                                 ----------
                                                                    461,800
                                                                 ----------
    Computer Services -- 1.0%
      CACI International, Inc., Class A+#...............   1,200     61,860
      CIBER, Inc.+#.....................................  17,400    155,034
      COMSYS IT Partners, Inc.+.........................  48,458  1,115,503
      FactSet Research Systems, Inc.#...................  18,900  1,206,387
      Manhattan Associates, Inc.+.......................  24,300    706,158
      Sykes Enterprises, Inc.+..........................  61,900  1,205,812
      Tyler Technologies, Inc.+#........................  69,900    847,887
                                                                 ----------
                                                                  5,298,641
                                                                 ----------
    Computers -- 0.2%
      Palm, Inc.+#......................................  52,600    856,854
                                                                 ----------
    Computers - Integrated Systems -- 1.2%
      3D Systems Corp.+#................................   9,500    191,520
      Agilysys, Inc.....................................   3,247     70,525
      Brocade Communications Systems, Inc.+............. 243,042  2,231,126
      Catapult Communications Corp.+#...................   8,100     82,053
      Cray, Inc.+#......................................  46,825    379,282
      Integral Systems, Inc#............................  18,700    478,720
      Jack Henry & Assoc., Inc..........................  51,400  1,359,530
      Kronos, Inc.+.....................................   3,450    189,025
      MTS Systems Corp..................................  15,300    671,823
      National Instruments Corp.........................  10,300    324,656
      NetScout Systems, Inc.+...........................  31,500    254,835
      Radiant Systems, Inc.+............................  23,700    319,002
                                                                 ----------
                                                                  6,552,097
                                                                 ----------
    Computers - Memory Devices -- 0.3%
      Datalink Corp.+...................................  26,000    170,560
      Komag, Inc.+......................................     800     19,408
      LaserCard Corp.+..................................  19,300    233,530
      Western Digital Corp.+............................  23,895    449,465
      Xyratex, Ltd.+....................................  27,190    599,811
                                                                 ----------
                                                                  1,472,774
                                                                 ----------
    Computers - Periphery Equipment -- 0.0%
      Synaptics, Inc.+#.................................   7,100    224,076
                                                                 ----------
    Consulting Services -- 0.6%
      Diamond Management & Technology Consultants, Inc..   7,100     92,371
      First Consulting Group, Inc.+.....................   9,436     85,396
      Forrester Research, Inc.+.........................  28,700    778,344

                                                              Value
                    Security Description             Shares  (Note 3)

         --------------------------------------------------------------
         Consulting Services (continued)
           LECG Corp.+#............................. 23,600 $   349,280
           Watson Wyatt Worldwide, Inc., Class A.... 40,015   2,063,573
                                                            -----------
                                                              3,368,964
                                                            -----------
         Consumer Products - Misc. -- 0.2%
           Blyth, Inc...............................  8,649     237,328
           Fossil, Inc.+............................  9,400     293,374
           Helen of Troy, Ltd.+#....................  2,636      71,963
           Jarden Corp.+#........................... 11,400     485,868
           Russ Berrie & Co., Inc.+................. 16,600     281,702
                                                            -----------
                                                              1,370,235
                                                            -----------
         Containers - Metal/Glass -- 0.1%
           Silgan Holdings, Inc.....................  7,250     418,470
                                                            -----------
         Containers - Paper/Plastic -- 0.1%
           AEP Industries, Inc.+.................... 12,117     540,903
           Chesapeake Corp.#........................ 13,400     179,158
                                                            -----------
                                                                720,061
                                                            -----------
         Cosmetics & Toiletries -- 0.1%
           Chattem, Inc.+#..........................  5,203     331,275
                                                            -----------
         Data Processing/Management -- 0.6%
           Acxiom Corp.............................. 85,960   2,389,688
           Dun & Bradstreet Corp....................  1,508     150,996
           Global Payments, Inc..................... 19,000     760,760
                                                            -----------
                                                              3,301,444
                                                            -----------
         Decision Support Software -- 0.2%
           Interactive Intelligence, Inc.+.......... 21,900     430,992
           SPSS, Inc.+#............................. 12,604     554,702
           Wind River Systems, Inc.+................ 25,500     270,555
                                                            -----------
                                                              1,256,249
                                                            -----------
         Diagnostic Equipment -- 0.1%
           Cholestech Corp.+........................ 32,874     550,639
           Home Diagnostics, Inc.+..................  5,800      64,612
                                                            -----------
                                                                615,251
                                                            -----------
         Diagnostic Kits -- 0.3%
           Dade Behring Holdings, Inc............... 35,334   1,903,089
                                                            -----------
         Disposable Medical Products -- 0.1%
           Rochester Medical Corp.+................. 18,200     278,824
                                                            -----------
         Distribution/Wholesale -- 0.3%
           Bell Microproducts, Inc.+................ 45,000     289,800
           Navarre Corp.+........................... 62,000     238,700
           NuCo2, Inc.+#............................ 15,400     398,244
           Pool Corp.#.............................. 13,311     545,086
           Scansource, Inc.+#.......................  7,800     226,044
           Tech Data Corp.+.........................  4,348     160,267
                                                            -----------
                                                              1,858,141
                                                            -----------
         Diversified Manufactured Operations -- 2.2%
           A.O. Smith Corp.......................... 30,000   1,178,700
           Actuant Corp., Class A#.................. 18,200   1,012,466
           Ameron International Corp.#..............  4,100     321,850
           Barnes Group, Inc.#...................... 39,800   1,173,702
           EnPro Industries, Inc.+.................. 25,868   1,074,557
           ESCO Technologies, Inc.+#................ 17,200     871,524
           GenTek, Inc.+#........................... 11,823     416,879
           Harsco Corp.............................. 31,300   1,667,038
           LSB Industries, Inc.+.................... 20,800     428,480
           Lydall, Inc.+............................  1,481      20,897
           Matthews International Corp., Class A.... 23,500   1,038,935
           Teleflex, Inc............................ 36,385   2,921,715
                                                            -----------
                                                             12,126,743
                                                            -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Diversified Operations/Commerical Services -- 0.1%
       Volt Information Sciences, Inc.+#...............  12,477 $  309,804
                                                                ----------
     Drug Delivery Systems -- 0.2%
       Alkermes, Inc.+#................................  13,200    211,992
       Nastech Pharmaceutical Co., Inc.+...............  16,400    197,456
       Noven Pharmaceuticals, Inc.+#...................  21,200    497,140
                                                                ----------
                                                                   906,588
                                                                ----------
     E - Commerce/Products -- 0.0%
       drugstore.com, Inc.+............................  38,237     96,740
                                                                ----------
     E - Commerce/Services -- 0.8%
       Napster, Inc.+..................................  57,500    215,625
       priceline.com, Inc.+............................  68,921  4,262,075
                                                                ----------
                                                                 4,477,700
                                                                ----------
     E - Marketing/Info -- 0.3%
       24/7 Real Media, Inc.+#.........................  35,500    416,770
       Digital River, Inc.+#...........................  20,000  1,028,400
                                                                ----------
                                                                 1,445,170
                                                                ----------
     E - Services/Consulting -- 0.2%
       Access Integrated Technologies, Inc., Class A+..     500      3,585
       RightNow Technologies, Inc.+#...................  25,600    398,848
       SumTotal Systems, Inc.+.........................  37,600    297,792
       Websense, Inc.+.................................  15,000    337,500
                                                                ----------
                                                                 1,037,725
                                                                ----------
     Electric Products - Misc. -- 0.9%
       GrafTech International, Ltd.+................... 191,554  2,965,256
       Harbin Electric, Inc.+..........................  27,100    365,308
       Littelfuse, Inc.+...............................  42,797  1,715,304
                                                                ----------
                                                                 5,045,868
                                                                ----------
     Electric - Distribution -- 0.0%
       EnerNOC, Inc.+..................................   2,300     89,769
                                                                ----------
     Electric - Integrated -- 1.7%
       Allete, Inc.....................................   2,746    131,808
       Avista Corp.....................................  15,900    372,378
       Black Hills Corp.#..............................   7,700    315,623
       Central Vermont Public Service Corp.............  10,300    375,332
       Cleco Corp......................................  46,100  1,243,778
       El Paso Electric Co.+........................... 108,260  2,945,754
       Pike Electric Corp.+#...........................  12,600    274,806
       PNM Resources, Inc..............................  32,500    959,075
       The Empire District Electric Co.................  11,200    264,208
       Unisource Energy Corp...........................  66,505  2,429,428
                                                                ----------
                                                                 9,312,190
                                                                ----------
     Electronic Components - Misc. -- 0.2%
       Methode Electronics, Inc........................  64,515    972,886
       Plexus Corp.+...................................   7,400    162,874
       Stoneridge, Inc.+...............................   7,570     94,928
                                                                ----------
                                                                 1,230,688
                                                                ----------
     Electronic Components - Semiconductors -- 1.8%
       Advanced Analogic Technologies, Inc.+#..........  33,200    294,152
       Amkor Technology, Inc.+#........................ 195,867  2,785,229
       Conexant Systems, Inc.+#........................ 266,000    343,140
       Diodes, Inc.+#..................................  12,900    477,171
       IPG Photonics Corp.+#...........................   6,400    143,552
       Kopin Corp.+....................................   4,620     16,539
       Lattice Semiconductor Corp.+....................  36,400    191,828
       Leadis Technology, Inc.+........................  56,800    207,320
       Microtune, Inc.+................................  51,100    261,121
       Mindspeed Technologies, Inc.+................... 155,100    338,118
       MIPS Technologies, Inc.+........................  37,000    327,080

                                                                  Value
                    Security Description                Shares   (Note 3)

     ----------------------------------------------------------------------
     Electronic Components - Semiconductors (continued)
       ON Semiconductor Corp.+#........................ 306,078 $ 3,287,278
       Pixelworks, Inc.+...............................  85,000     116,450
       Semtech Corp.+..................................  30,000     499,500
       Silicon Laboratories, Inc.+.....................  12,500     432,750
       Virage Logic Corp.+#............................   8,600      61,748
       Volterra Semiconductor Corp.+#..................   9,600     150,912
       Zarlink Semiconductor, Inc.+....................  52,100      94,822
                                                                -----------
                                                                 10,028,710
                                                                -----------
     Electronic Design Automation -- 0.3%
       Ansoft Corp.+...................................  32,494   1,041,108
       Comtech Group, Inc.+............................   9,100     158,704
       Synplicity, Inc.+...............................  39,400     253,736
                                                                -----------
                                                                  1,453,548
                                                                -----------
     Electronic Measurement Instruments -- 0.4%
       Analogic Corp...................................   6,600     435,600
       Axsys Technologies, Inc.+.......................  14,600     302,950
       CyberOptics Corp.+..............................  18,900     259,686
       FARO Technologies, Inc.+........................  13,200     438,108
       Measurement Specialties, Inc.+#.................     500       9,945
       Orbotech, Ltd.+.................................  13,000     290,680
       Zygo Corp.+.....................................  18,100     273,672
                                                                -----------
                                                                  2,010,641
                                                                -----------
     Energy - Alternate Sources -- 0.1%
       Comverge, Inc.+.................................   1,000      25,700
       Headwaters, Inc.+#..............................  20,800     410,176
                                                                -----------
                                                                    435,876
                                                                -----------
     Engineering/R&D Services -- 1.4%
       EMCOR Group, Inc.+..............................  50,955   3,342,138
       Foster Wheeler, Ltd.+...........................  39,874   4,128,554
       Michael Baker Corp.+............................  13,000     445,120
                                                                -----------
                                                                  7,915,812
                                                                -----------
     Enterprise Software/Service -- 0.7%
       American Software, Inc., Class A................  37,400     361,284
       MicroStrategy, Inc., Class A+#..................   2,262     234,841
       Neoware, Inc.+#.................................  10,600     128,578
       Omnicell, Inc.+.................................  37,172     836,742
       Sybase, Inc.+...................................  91,957   2,212,485
                                                                -----------
                                                                  3,773,930
                                                                -----------
     Entertainment Software -- 0.1%
       THQ, Inc.+#.....................................  16,800     572,880
                                                                -----------
     Finance - Auto Loans -- 0.1%
       Consumer Portfolio Services+....................  47,000     283,880
                                                                -----------
     Finance - Consumer Loans -- 0.3%
       Ocwen Financial Corp.+#......................... 103,516   1,465,787
       World Acceptance Corp.+#........................   5,201     220,418
                                                                -----------
                                                                  1,686,205
                                                                -----------
     Finance - Credit Card -- 0.2%
       Advanta Corp., Class B..........................  26,714   1,342,646
                                                                -----------
     Finance - Investment Banker/Broker -- 0.9%
       Knight Capital Group, Inc., Class A+............  79,500   1,376,145
       optionsXpress Holdings, Inc.#...................   9,700     247,156
       Penson Worldwide, Inc.+.........................  16,400     471,992
       Piper Jaffray Cos., Inc.+.......................  11,900     796,110
       SWS Group, Inc.#................................  93,211   2,250,114
                                                                -----------
                                                                  5,141,517
                                                                -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Finance - Leasing Companies -- 0.1%
           Financial Federal Corp.#................. 15,500 $  421,445
           Marlin Business Services, Corp.+......... 12,000    247,080
                                                            ----------
                                                               668,525
                                                            ----------
         Finance - Mortgage Loan/Banker -- 0.1%
           Delta Financial Corp.#................... 34,666    454,125
           Federal Agricultural Mtg. Corp., Class C.  9,600    282,144
                                                            ----------
                                                               736,269
                                                            ----------
         Finance - Other Services -- 0.1%
           MarketAxess Holdings, Inc.+.............. 17,800    314,526
                                                            ----------
         Financial Guarantee Insurance -- 0.2%
           Assured Guaranty, Ltd.................... 32,700    967,266
                                                            ----------
         Firearms & Ammunition -- 0.0%
           Sturm Ruger & Co., Inc.+#................ 14,195    196,885
                                                            ----------
         Food - Canned -- 0.0%
           Seneca Foods Corp., Class A+.............  5,800    164,256
           Seneca Foods Corp., Class B+.............  2,700     78,597
                                                            ----------
                                                               242,853
                                                            ----------
         Food - Confectionery -- 0.1%
           The J. M. Smucker Co.....................  4,957    286,019
                                                            ----------
         Food - Misc. -- 1.1%
           Corn Products International, Inc......... 16,099    660,542
           M&F Worldwide Corp.+#.................... 25,786  1,760,926
           Ralcorp Holdings, Inc.+#................. 22,897  1,331,689
           Seaboard Corp.#..........................  1,050  2,328,900
                                                            ----------
                                                             6,082,057
                                                            ----------
         Food - Retail -- 0.1%
           Village Super Market, Class A............  5,400    231,930
           Wild Oats Markets, Inc.+#................ 17,000    292,400
                                                            ----------
                                                               524,330
                                                            ----------
         Food - Wholesale/Distribution -- 0.2%
           Spartan Stores, Inc...................... 35,657    941,345
                                                            ----------
         Footwear & Related Apparel -- 0.4%
           Crocs, Inc.+.............................  2,200    178,992
           Deckers Outdoor Corp.+#.................. 22,564  1,983,150
                                                            ----------
                                                             2,162,142
                                                            ----------
         Gambling (Non - Hotel) -- 0.1%
           Lakes Entertainment, Inc.+#.............. 26,000    296,400
                                                            ----------
         Garden Products -- 0.3%
           Toro Co.................................. 26,300  1,573,529
                                                            ----------
         Gas - Distribution -- 1.8%
           Chesapeake Utilities Corp................  1,400     48,734
           Energen Corp............................. 77,989  4,595,112
           EnergySouth, Inc.........................  7,400    361,342
           Nicor, Inc.#............................. 40,671  1,909,503
           Northwest Natural Gas Co.#............... 10,600    528,198
           SEMCO Energy, Inc.+...................... 20,821    160,738
           Southwest Gas Corp....................... 21,900    835,704
           UGI Corp................................. 41,306  1,189,613
           WGL Holdings, Inc........................  3,800    134,026
                                                            ----------
                                                             9,762,970
                                                            ----------
         Hazardous Waste Disposal -- 0.0%
           Stericycle, Inc.+........................  2,576    234,854
                                                            ----------
         Health Care Cost Containment -- 0.2%
           Healthspring, Inc.+...................... 45,997  1,123,247
                                                            ----------

                                                               Value
                   Security Description              Shares   (Note 3)

        ---------------------------------------------------------------
        Heart Monitors -- 0.0%
          Arrhythmia Research Technology+...........  13,800 $  184,782
                                                             ----------
        Home Furnishings -- 0.4%
          American Woodmark Corp.#..................  58,385  2,174,841
          Tempur - Pedic International, Inc.#.......   3,445     87,365
                                                             ----------
                                                              2,262,206
                                                             ----------
        Hospital Beds/Equipment -- 0.4%
          Kinetic Concepts, Inc.+...................  46,950  2,355,951
                                                             ----------
        Hotels/Motels -- 0.3%
          Choice Hotels International, Inc..........   9,571    385,903
          Interstate Hotels & Resorts, Inc.+........ 172,827  1,062,886
          Red Lion Hotels Corp.+....................  23,700    304,782
                                                             ----------
                                                              1,753,571
                                                             ----------
        Human Resources -- 1.0%
          Barrett Business Services, Inc............  10,800    271,188
          Heidrick & Struggles International, Inc.+.  21,163  1,031,485
          Hudson Highland Group, Inc.+..............  18,100    390,598
          Kforce, Inc.+.............................  23,100    371,217
          Korn/Ferry International+#................  49,200  1,279,692
          MPS Group, Inc.+..........................  60,000    825,000
          On Assignment, Inc.+......................  26,200    285,580
          Resources Connection, Inc.+...............  25,600    825,856
          Spherion Corp.+...........................  40,800    401,880
                                                             ----------
                                                              5,682,496
                                                             ----------
        Identification Systems -- 0.0%
          Cogent, Inc.+#............................   5,900     91,332
                                                             ----------
        Industrial Audio & Video Products -- 0.2%
          Dolby Laboratories, Inc., Class A+........  24,995    842,331
                                                             ----------
        Industrial Automated/Robotic -- 0.1%
          Gerber Scientific, Inc.+..................  16,900    192,829
          Intermec, Inc.+#..........................   7,000    172,200
                                                             ----------
                                                                365,029
                                                             ----------
        Instruments - Controls -- 0.6%
          Mettler Toledo International, Inc.+.......  32,357  3,180,693
          Woodward Governor Co......................   5,000    276,200
                                                             ----------
                                                              3,456,893
                                                             ----------
        Instruments - Scientific -- 0.4%
          FEI Co.+#.................................  23,500    871,850
          Varian, Inc.+.............................  24,110  1,418,873
                                                             ----------
                                                              2,290,723
                                                             ----------
        Insurance Broker -- 0.1%
          Life Partners Holdings, Inc...............  23,600    430,228
                                                             ----------
        Insurance - Life/Health -- 0.2%
          Reinsurance Group of America, Inc.........   8,294    519,370
          The Phoenix Cos., Inc.....................  38,100    599,694
                                                             ----------
                                                              1,119,064
                                                             ----------
        Insurance - Multi - line -- 0.4%
          American Financial Group, Inc.#...........  47,410  1,690,167
          HCC Insurance Holdings, Inc...............  19,311    635,525
                                                             ----------
                                                              2,325,692
                                                             ----------
        Insurance - Property/Casualty -- 1.8%
          American Physicians Capital, Inc.+........  27,900  1,140,552
          American Safety Insurance Holdings, Ltd.+.   4,449     94,408
          Argonaut Group, Inc.+#....................  11,768    389,874
          Bristol West Holdings, Inc................  24,100    531,887
          Commerce Group, Inc.#.....................   9,300    317,037

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance - Property/Casualty (continued)
         Employers Holdings, Inc.....................   7,400 $  156,880
         FPIC Insurance Group, Inc.+.................   1,006     46,658
         Infinity Property & Casualty Corp...........  16,800    887,544
         James River Group, Inc.#....................   2,349     79,772
         Markel Corp.+...............................   1,900    936,700
         Meadowbrook Insurance Group, Inc.+..........  22,200    242,424
         Mercer Insurance Group Inc..................   9,700    180,905
         NYMAGIC, Inc................................   8,881    372,202
         Ohio Casualty Corp..........................  71,200  3,065,872
         Philadelphia Consolidated Holding Corp.+....  14,234    586,441
         Procentury Corp.............................  15,100    287,504
         Selective Insurance Group, Inc..............  14,000    383,180
                                                              ----------
                                                               9,699,840
                                                              ----------
       Insurance - Reinsurance -- 1.4%
         Aspen Insurance Holdings, Ltd...............  91,919  2,492,843
         Endurance Specialty Holdings, Ltd...........  62,234  2,478,780
         Odyssey Re Holdings Corp.#..................  61,292  2,628,201
                                                              ----------
                                                               7,599,824
                                                              ----------
       Internet Application Software -- 0.5%
         Art Technology Group, Inc.+.................  59,800    169,832
         Interwoven, Inc.+...........................  17,400    260,652
         Motive, Inc.+#..............................  31,900     98,890
         RealNetworks, Inc.+#........................ 138,800  1,175,636
         Vignette Corp.+.............................  65,200  1,213,372
                                                              ----------
                                                               2,918,382
                                                              ----------
       Internet Connectivity Services -- 0.1%
         Internap Network Services Corp.+#...........  22,200    328,782
         PC - Tel, Inc.+.............................  23,900    233,264
                                                              ----------
                                                                 562,046
                                                              ----------
       Internet Content - Information/News -- 0.2%
         CNET Networks, Inc.+#.......................  52,100    472,547
         The Knot, Inc.+#............................   5,300    100,488
         TheStreet.com, Inc..........................  23,900    278,196
                                                              ----------
                                                                 851,231
                                                              ----------
       Internet Financial Services -- 0.0%
         Authorize.Net Holdings, Inc.+...............   5,900     96,524
                                                              ----------
       Internet Infrastructure Equipment -- 0.0%
         Network Engines, Inc.+...................... 128,600    244,340
                                                              ----------
       Internet Infrastructure Software -- 0.2%
         Imergent, Inc...............................  17,800    425,420
         TeleCommunication Systems, Inc.+............  23,294    121,362
         TIBCO Software, Inc.+.......................  73,600    663,872
                                                              ----------
                                                               1,210,654
                                                              ----------
       Internet Security -- 0.1%
         Actividentity Corp.+........................  59,000    265,500
                                                              ----------
       Internet Telephone -- 0.1%
         j2 Global Communications, Inc.+#............  14,400    479,952
                                                              ----------
       Intimate Apparel -- 0.1%
         The Warnaco Group, Inc.+....................  12,900    443,631
                                                              ----------
       Investment Management/Advisor Services -- 0.4%
         Affiliated Managers Group, Inc.+#...........   9,500  1,236,900
         Calamos Asset Management, Inc., Class A.....   4,612    115,069
         National Financial Partners Corp.#..........   6,300    295,029
         U.S. Global Investors, Inc..................  20,200    429,856
                                                              ----------
                                                               2,076,854
                                                              ----------

                                                              Value
                    Security Description            Shares   (Note 3)

          ------------------------------------------------------------
          Lasers - System/Components -- 0.1%
            Cymer, Inc.+...........................  13,900 $  557,946
            II - VI, Inc.+#........................   2,283     63,353
                                                            ----------
                                                               621,299
                                                            ----------
          Leisure Products -- 0.1%
            Brunswick Corp.#.......................  13,500    464,805
            GameTech International, Inc.+..........  30,200    294,450
                                                            ----------
                                                               759,255
                                                            ----------
          Linen Supply & Related Items -- 0.2%
            Angelica Corp..........................  11,800    296,180
            G&K Services, Inc., Class A#...........  16,800    639,576
                                                            ----------
                                                               935,756
                                                            ----------
          Machine Tools & Related Products -- 0.0%
            K - Tron International, Inc.+..........   2,400    224,520
                                                            ----------
          Machinery - Electrical -- 0.6%
            Baldor Electric Co.....................  31,500  1,460,970
            Franklin Electric Co., Inc.#...........   7,400    348,836
            Regal - Beloit Corp.#..................  26,400  1,283,304
                                                            ----------
                                                             3,093,110
                                                            ----------
          Machinery - Farming -- 0.1%
            Lindsay Corp.#.........................  12,300    422,505
                                                            ----------
          Machinery - General Industrial -- 1.1%
            Applied Industrial Technologies, Inc...  58,350  1,707,321
            IDEX Corp..............................  10,500    395,850
            Intevac, Inc.+#........................ 114,880  2,216,035
            Kadant, Inc.+..........................  10,100    301,485
            Middleby Corp.+#.......................     337     41,798
            Robbins & Myers, Inc...................   6,178    277,516
            Twin Disc, Inc.........................   7,600    529,720
            Wabtec Corp............................  14,300    559,988
                                                            ----------
                                                             6,029,713
                                                            ----------
          Machinery - Material Handling -- 0.1%
            Cascade Corp.#.........................   5,100    347,310
                                                            ----------
          Machinery - Pumps -- 0.1%
            Graco, Inc.............................  16,300    652,652
                                                            ----------
          Medical Information Systems -- 0.1%
            Allscripts Heathcare Solutions, Inc.+#.  12,600    309,456
                                                            ----------
          Medical Instruments -- 1.2%
            Bovie Medical Corp.+...................  32,900    236,222
            Bruker BioSciences Corp.+.............. 110,021    939,579
            Conceptus, Inc.+#......................  25,900    481,222
            CONMED Corp.+..........................  33,115  1,036,831
            DJO, Inc.+#............................  11,200    436,912
            Edwards Lifesciences Corp.+#...........  20,746  1,041,449
            ev3, Inc.+#............................   8,000    139,040
            Natus Medical, Inc.+...................  18,100    283,627
            NuVasive, Inc.+#.......................   8,200    212,872
            OrthoLogic Corp.+...................... 192,300    278,835
            Stereotaxis, Inc.+#....................  14,000    168,560
            Synergetics USA, Inc.+.................  31,361    119,172
            Techne Corp.+..........................   3,888    232,075
            Thoratec Corp.+#.......................  24,800    491,288
            Vascular Solutions, Inc.+..............  29,900    269,399
                                                            ----------
                                                             6,367,083
                                                            ----------
          Medical Laser Systems -- 0.2%
            Candela Corp.+.........................  22,400    251,776

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Medical Laser Systems (continued)
          Palomar Medical Technologies, Inc.+#.....  10,300 $   400,567
          PhotoMedex, Inc.+........................ 154,300     194,418
                                                            -----------
                                                                846,761
                                                            -----------
        Medical Products -- 1.3%
          Hanger Orthopedic Group, Inc.+...........  26,100     298,584
          HealthTronics, Inc.+#....................  12,968      62,247
          Henry Schein, Inc.+......................  17,000     910,010
          Mentor Corp.#............................  20,400     824,976
          NMT Medical, Inc.+.......................  16,200     217,890
          Northstar Neuroscience, Inc.+............   2,100      28,035
          NxStage Medical, Inc.+#..................  12,900     155,187
          PSS World Medical, Inc.+#................  19,719     369,731
          Sonic Innovations, Inc.+.................  41,500     417,490
          Span - America Medical Systems, Inc......  12,500     285,500
          TomoTherapy, Inc.+.......................   2,200      49,676
          West Pharmaceutical Services, Inc.#......  60,515   3,077,793
          Wright Medical Group, Inc.+..............  22,500     548,100
                                                            -----------
                                                              7,245,219
                                                            -----------
        Medical Sterilization Products -- 0.1%
          STERIS Corp..............................  23,700     712,659
                                                            -----------
        Medical - Biomedical/Gene -- 2.1%
          Alexion Pharmaceuticals, Inc.+#..........   7,100     344,847
          American Oriental Bioengineering, Inc.+#.  14,500     155,150
          Applera Corp. - Celera Group+............  17,000     226,950
          Coley Pharmaceutical Group, Inc.+........  28,900     240,159
          CryoLife, Inc.+..........................  34,400     502,240
          CuraGen Corp.+...........................  72,700     197,017
          Cytokinetics, Inc.+#.....................  42,200     281,474
          deCODE genetics, Inc.+#..................  15,700      51,653
          Enzon Pharmaceuticals, Inc.+#............  62,600     530,222
          Exelixis, Inc.+..........................  20,000     221,600
          Geron Corp.+#............................ 110,400   1,017,888
          GTx, Inc.+#..............................  19,500     389,220
          Harvard Bioscience, Inc.+................  56,542     292,322
          Incyte Corp.+#...........................  25,800     182,922
          Integra LifeSciences Holdings Corp.+#....  21,100   1,082,852
          InterMune, Inc.+#........................  20,500     545,095
          Invitrogen Corp.+........................  12,675     918,177
          LifeCell Corp.+#.........................  39,400   1,109,110
          Martek Biosciences Corp.+#...............  14,100     295,113
          Myriad Genetics, Inc.+#..................  16,800     639,576
          Nektar Therapeutics+#....................   1,900      21,546
          Savient Pharmaceuticals, Inc.+#..........  14,600     207,612
          Seattle Genetics, Inc.+..................  52,300     550,196
          Sonus Pharmaceuticals, Inc.+.............  55,900     320,866
          Stratagene Corp.+........................  34,200     371,412
          SuperGen, Inc.+..........................  57,200     370,084
          Tercica, Inc.+#..........................  12,000      80,280
          Vertex Pharmaceuticals, Inc.+#...........  14,611     436,285
          Vical, Inc.+.............................  48,985     240,516
                                                            -----------
                                                             11,822,384
                                                            -----------
        Medical - Drugs -- 1.6%
          Acadia Pharmaceuticals, Inc.+............   9,000     115,110
          Amicus Therapeutics, Inc.+...............   1,700      24,531
          Axcan Pharma, Inc.+#.....................  17,035     320,088
          Biovail Corp.............................   3,643      88,379
          Cadence Pharmaceuticals, Inc.+#..........   4,500      65,520
          Cephalon, Inc.+#.........................   6,100     506,361
          CollaGenex Pharmaceuticals, Inc.+........  19,300     204,387
          Cubist Pharmaceuticals, Inc.+#...........  17,400     399,330
          Indevus Pharmaceuticals, Inc.+...........  41,900     310,060
          King Pharmaceuticals, Inc.+..............  90,052   1,912,705

                                                              Value
                   Security Description             Shares   (Note 3)

         -------------------------------------------------------------
         Medical - Drugs (continued)
           Medicis Pharmaceutical Corp., Class A#..  20,200 $  666,600
           OSI Pharmaceuticals, Inc.+#.............  38,053  1,436,881
           Pozen, Inc.+#...........................  50,609    799,116
           Rigel Pharmaceuticals, Inc.+#...........  34,600    337,004
           Sciele Pharma, Inc.+#...................  47,900  1,184,088
           ViroPharma, Inc.+.......................   7,066    102,386
           XenoPort, Inc.+#........................   6,400    281,600
                                                            ----------
                                                             8,754,146
                                                            ----------
         Medical - HMO -- 1.5%
           AMERIGROUP Corp.+.......................  92,176  2,350,488
           Centene Corp.+..........................  23,200    533,368
           Magellan Health Services, Inc.+.........   4,201    188,205
           Molina Healthcare, Inc.+................  25,900    828,023
           WellCare Health Plans, Inc.+............  46,837  4,310,877
                                                            ----------
                                                             8,210,961
                                                            ----------
         Medical - Hospitals -- 0.2%
           LifePoint Hospitals, Inc.+..............  22,900    929,511
           Symbion, Inc.+..........................  17,200    376,336
                                                            ----------
                                                             1,305,847
                                                            ----------
         Medical - Nursing Homes -- 0.0%
           Advocat, Inc.+..........................  13,000    162,500
           Skilled Healthcare Group, Inc. Class A+.   5,600     88,648
                                                            ----------
                                                               251,148
                                                            ----------
         Medical - Outpatient/Home Medical -- 0.5%
           Air Methods Corp.+......................  10,600    374,392
           Apria Healthcare Group, Inc.+#..........  81,594  2,362,962
           Lincare Holdings, Inc.+.................   5,159    206,825
                                                            ----------
                                                             2,944,179
                                                            ----------
         Metal Processors & Fabrication -- 0.3%
           Ampco - Pittsburgh Corp.................   8,100    306,828
           LB Foster Co., Class A+.................  15,500    413,385
           RBC Bearings, Inc.+.....................  18,200    702,520
                                                            ----------
                                                             1,422,733
                                                            ----------
         Metal - Diversified -- 0.0%
           Hecla Mining Co.+.......................  19,500    156,000
                                                            ----------
         Metal - Iron -- 0.9%
           Cleveland - Cliffs, Inc.#...............  55,712  4,918,812
           Gibraltar Industries, Inc...............   9,450    203,553
                                                            ----------
                                                             5,122,365
                                                            ----------
         Mining -- 0.2%
           Allied Nevada Gold Corp.+...............  17,364     74,665
           Lihir Gold, Ltd.+.......................  52,100    135,033
           Meridian Gold, Inc.+#...................  29,200    748,980
           Vista Gold Corp.+.......................  24,300    129,033
                                                            ----------
                                                             1,087,711
                                                            ----------
         Motion Pictures & Services -- 0.3%
           Lions Gate Entertainment Corp.+......... 121,841  1,443,816
                                                            ----------
         MRI/Medical Diagnostic Imaging -- 0.0%
           Alliance Imaging, Inc.+#................  12,245    107,266
           Nighthawk Radiology Holdings, Inc.+#....   3,500     63,525
                                                            ----------
                                                               170,791
                                                            ----------
         Multimedia -- 0.2%
           Belo Corp., Class A.....................  35,800    795,834
           WPT Enterprises, Inc.+..................  55,500    253,635
                                                            ----------
                                                             1,049,469
                                                            ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Music -- 0.1%
        Steinway Musical Instruments, Inc.............  16,075 $  619,209
                                                               ----------
      Networking Products -- 0.4%
        Acme Packet, Inc.+#...........................   3,300     39,105
        Anixter International, Inc.+#.................   1,900    140,334
        Atheros Communications, Inc.+#................   9,900    288,189
        Avici Systems, Inc............................  28,700    260,883
        Ixia+.........................................  18,400    170,752
        Netgear, Inc.+#...............................  10,947    408,433
        Polycom, Inc.+................................  35,223  1,117,273
                                                               ----------
                                                                2,424,969
                                                               ----------
      Non - Hazardous Waste Disposal -- 0.1%
        Waste Connections, Inc.+......................  25,100    773,582
                                                               ----------
      Office Automation & Equipment -- 0.2%
        IKON Office Solutions, Inc.#..................  76,600  1,116,062
                                                               ----------
      Office Furnishings - Original -- 0.0%
        Knoll, Inc....................................   6,153    148,903
                                                               ----------
      Oil & Gas Drilling -- 0.7%
        Grey Wolf, Inc.+#............................. 482,516  3,821,527
                                                               ----------
      Oil Companies - Exploration & Production -- 1.2%
        Barnwell Industries, Inc......................  13,200    273,504
        Bill Barrett Corp.+#..........................  22,900    865,391
        Brigham Exploration Co.+......................  50,600    318,274
        Clayton Williams Energy, Inc.+................  12,400    313,844
        FieldPoint Petroleum Corp.+...................  86,200    156,022
        Forest Oil Corp.+#............................  26,500  1,075,635
        FX Energy, Inc.+..............................  40,500    404,190
        GeoMet, Inc.+.................................  21,300    169,122
        Harvest Natural Resources, Inc.+#.............  87,245    826,210
        Mariner Energy, Inc.+.........................  25,831    645,259
        Meridian Resource Corp.+......................  82,200    240,846
        Swift Energy Co.+.............................  31,400  1,351,142
        TransGlobe Energy Corp.+......................  52,300    202,401
                                                               ----------
                                                                6,841,840
                                                               ----------
      Oil Field Machinery & Equipment -- 0.2%
        Bolt Technology Corp.+........................  18,800    829,644
        FMC Technologies, Inc.+.......................   6,100    461,160
                                                               ----------
                                                                1,290,804
                                                               ----------
      Oil Refining & Marketing -- 0.6%
        Holly Corp....................................  10,088    707,068
        Tesoro Corp.#.................................  38,042  2,354,039
                                                               ----------
                                                                3,061,107
                                                               ----------
      Oil - Field Services -- 1.7%
        Hanover Compressor Co.+#......................  27,400    685,000
        Key Energy Services, Inc.+#...................   3,300     61,215
        MarkWest Hydrocarbon, Inc.....................  17,461  1,039,104
        Matrix Service Co.+...........................  45,381  1,159,485
        Oil States International, Inc.+...............  17,400    677,382
        SEACOR Holdings, Inc.+#.......................  24,772  2,291,162
        Trico Marine Services, Inc.+#.................  70,728  2,978,356
        Union Drilling, Inc.+#........................   9,400    143,350
        W - H Energy Services, Inc.+..................   8,500    542,300
                                                               ----------
                                                                9,577,354
                                                               ----------
      Paper & Related Products -- 0.7%
        Buckeye Technologies, Inc.+...................  37,972    539,962
        Pope & Talbot, Inc.+..........................  43,600    182,248
        Rock - Tenn Co., Class A......................  81,435  2,843,710
        Smurfit - Stone Container Corp.+..............   2,000     25,860
                                                               ----------
                                                                3,591,780
                                                               ----------

                                                               Value
                   Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Patient Monitoring Equipment -- 0.0%
         Somanetics Corp.+..........................  12,400 $   227,168
         Visicu, Inc.+#.............................   1,200      11,832
                                                             -----------
                                                                 239,000
                                                             -----------
       Pharmacy Services -- 0.1%
         HealthExtras, Inc.+#.......................  18,000     547,740
                                                             -----------
       Physicians Practice Management -- 0.0%
         American Dental Partners, Inc.+............   3,675      94,888
         I - Trax, Inc.+............................  31,493     141,404
                                                             -----------
                                                                 236,292
                                                             -----------
       Power Converter/Supply Equipment -- 0.5%
         Active Power, Inc.+........................ 104,400     177,480
         Advanced Energy Industries, Inc.+..........  88,231   2,165,189
         Vicor Corp.................................  44,600     529,402
                                                             -----------
                                                               2,872,071
                                                             -----------
       Printing - Commercial -- 0.4%
         Cenveo, Inc.+#.............................  44,700   1,091,127
         Consolidated Graphics, Inc.+...............   9,440     685,344
         Multi - Color Corp.........................  10,700     439,235
                                                             -----------
                                                               2,215,706
                                                             -----------
       Publishing - Books -- 0.1%
         Scholastic Corp.+..........................  23,715     753,426
                                                             -----------
       Radio -- 0.2%
         Emmis Communications Corp., Class A#.......  12,600     130,914
         Entercom Communications Corp., Class A#....   6,800     180,880
         Saga Communications, Inc.+ Class A.........  30,400     282,112
         Salem Communications Corp., Class A........  24,900     301,290
                                                             -----------
                                                                 895,196
                                                             -----------
       Real Estate Investment Trusts -- 3.6%
         Affordable Residential Communities, Inc.+#.  31,050     361,112
         Ashford Hospitality Trust, Inc.............  71,000     881,110
         Capital Trust, Inc., Class A#..............  16,484     733,208
         CBL & Associates Properties, Inc...........   6,426     263,723
         Cousins Properties, Inc....................  26,800     867,784
         DiamondRock Hospitality Co.................  14,100     295,254
         Digital Realty Trust, Inc..................  11,509     467,265
         EastGroup Properties, Inc..................  15,000     733,500
         Equity Lifestyle Properties, Inc...........  27,258   1,484,471
         Essex Property Trust, Inc.#................   1,500     190,845
         Extra Space Storage, Inc...................  46,000     823,860
         FelCor Lodging Trust, Inc..................  44,400   1,162,836
         First Industrial Realty Trust, Inc.#.......  15,600     695,760
         Getty Realty Corp.#........................  29,900     851,552
         Gramercy Capital Corp.#....................  32,108   1,015,255
         Highland Hospitality Corp.#................  52,800   1,017,456
         LaSalle Hotel Properties...................  46,687   2,222,301
         Parkway Properties, Inc.#..................   5,900     305,915
         PS Business Parks, Inc.....................   7,200     483,480
         Ramco - Gershenson Properties Trust........  22,500     832,275
         Resource Capital Corp......................  12,100     193,237
         Saul Centers, Inc..........................  11,220     552,473
         Taubman Centers, Inc.......................  56,021   3,082,275
         Washington Real Estate Investment Trust#...  13,900     522,501
         Winthrop Realty Trust......................  15,100     101,774
                                                             -----------
                                                              20,141,222
                                                             -----------
       Real Estate Operations & Development -- 0.4%
         Avatar Holdings, Inc.+#....................  20,719   1,709,939
         Stratus Properties, Inc.+..................   7,600     274,664
                                                             -----------
                                                               1,984,603
                                                             -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                   Security Description           Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Recreational Vehicles -- 0.0%
             Polaris Industries, Inc.#...........     200 $    11,018
                                                          -----------
           Rental Auto/Equipment -- 0.1%
             Electro Rent Corp.+.................  12,100     174,361
             H&E Equipment Services, Inc.+#......  24,000     626,880
                                                          -----------
                                                              801,241
                                                          -----------
           Research & Development -- 0.2%
             Albany Molecular Research, Inc.+....  24,700     351,481
             Exponent, Inc.+.....................  12,800     294,400
             PharmaNet Development Group, Inc.+#.   9,065     291,077
             Senomyx, Inc.+#.....................   7,100      94,785
                                                          -----------
                                                            1,031,743
                                                          -----------
           Respiratory Products -- 0.2%
             ResMed, Inc.+#......................  25,500   1,149,540
                                                          -----------
           Retail - Apparel/Shoe -- 2.1%
             Aeropostale, Inc.+..................  35,000   1,620,500
             AnnTaylor Stores Corp.+.............  28,750   1,123,837
             Casual Male Retail Group, Inc.+#....  43,500     510,690
             Charlotte Russe Holding, Inc.+#.....  34,600     963,610
             Christopher & Banks Corp.#..........  16,300     307,907
             Dress Barn, Inc.+#..................  76,539   1,767,286
             Hot Topic, Inc.+....................  33,100     366,748
             J Crew Group, Inc.+.................   3,300     148,071
             Mothers Work, Inc.+#................  21,926     818,497
             Payless ShoeSource, Inc.+...........  74,212   2,650,853
             The Finish Line, Inc., Class A#.....   7,900     101,120
             Tween Brands, Inc.+.................  18,700     814,011
             Under Armour, Inc., Class A+#.......   5,100     243,933
                                                          -----------
                                                           11,437,063
                                                          -----------
           Retail - Arts & Crafts -- 0.0%
             A.C. Moore Arts & Crafts, Inc.+#....   4,900     111,475
                                                          -----------
           Retail - Automobile -- 0.4%
             Asbury Automotive Group, Inc........  77,616   2,117,364
             Rush Enterprises, Inc., Class A+....  12,100     296,571
                                                          -----------
                                                            2,413,935
                                                          -----------
           Retail - Bookstore -- 0.2%
             Books - A - Million, Inc............  13,900     228,933
             Borders Group, Inc.#................  33,500     746,715
                                                          -----------
                                                              975,648
                                                          -----------
           Retail - Computer Equipment -- 0.3%
             PC Connection, Inc.+................  21,300     245,802
             PC Mall, Inc.+#.....................  25,329     311,040
             Systemax, Inc.#.....................  44,600     970,050
                                                          -----------
                                                            1,526,892
                                                          -----------
           Retail - Convenience Store -- 0.2%
             Casey's General Stores, Inc.........  28,000     756,280
             The Pantry, Inc.+#..................  13,900     605,484
                                                          -----------
                                                            1,361,764
                                                          -----------
           Retail - Discount -- 0.8%
             Big Lots, Inc.+#.................... 114,274   3,599,631
             Dollar Tree Stores, Inc.+...........  25,516   1,079,582
                                                          -----------
                                                            4,679,213
                                                          -----------
           Retail - Fabric Store -- 0.4%
             Jo - Ann Stores, Inc.+..............  71,081   2,403,959
                                                          -----------
           Retail - Home Furnishings -- 0.0%
             Cost Plus, Inc.+#...................  20,200     186,648
                                                          -----------
           Retail - Jewelry -- 0.1%
             Zale Corp.+#........................  19,600     526,456
                                                          -----------

                                                              Value
                    Security Description             Shares  (Note 3)

         --------------------------------------------------------------
         Retail - Leisure Products -- 0.1%
           MarineMax, Inc.+#........................ 14,200 $   295,076
                                                            -----------
         Retail - Mail Order -- 0.0%
           Zones, Inc.+............................. 24,200     224,818
                                                            -----------
         Retail - Regional Department Stores -- 0.1%
           Gottschalks, Inc.+....................... 25,700     323,563
                                                            -----------
         Retail - Restaurants -- 2.2%
           AFC Enterprises, Inc.+#.................. 23,504     457,623
           Applebee's International, Inc............ 18,275     478,805
           BJ's Restaurants, Inc.+#................. 13,300     269,325
           Buffalo Wild Wings, Inc.+#...............  8,363     715,956
           CBRL Group, Inc.#........................  9,873     443,693
           CEC Entertainment, Inc.+.................  7,950     307,824
           Famous Dave's of America, Inc.+.......... 16,700     356,044
           Friendly Ice Cream Corp.+................ 21,300     289,680
           Jack in the Box, Inc.+................... 39,132   2,992,424
           Luby's, Inc.+............................ 25,300     243,892
           Panera Bread Co., Class A+#..............  9,300     524,241
           Papa John's International, Inc.+#........ 39,625   1,226,394
           PF Chang's China Bistro, Inc.+#..........  7,300     283,167
           Red Robin Gourmet Burgers, Inc.+#........ 14,800     635,364
           Ruby Tuesday, Inc.#...................... 48,200   1,328,874
           Sonic Corp+#............................. 34,162     832,869
           Texas Roadhouse, Inc., Class A+#.........  3,900      54,015
           The Cheesecake Factory, Inc.+#........... 21,800     615,196
                                                            -----------
                                                             12,055,386
                                                            -----------
         Retail - Sporting Goods -- 0.2%
           Hibbett Sports, Inc.+#................... 16,300     455,911
           Zumiez, Inc.+#........................... 15,800     609,880
                                                            -----------
                                                              1,065,791
                                                            -----------
         Retirement/Aged Care -- 0.3%
           Sunrise Senior Living, Inc.+#............ 46,100   1,805,276
                                                            -----------
         Rubber/Plastic Products -- 0.2%
           PW Eagle, Inc.#.......................... 35,539   1,137,603
                                                            -----------
         Savings & Loans/Thrifts -- 2.2%
           Abington Community Bancorp, Inc.......... 17,900     329,360
           American Bancorp of New Jersey........... 21,400     230,906
           BankUnited Financial Corp. Class A#...... 59,523   1,364,267
           Charter Financial Corp.#.................  1,835      99,090
           Citizens First Bancorp, Inc..............  9,700     219,608
           Clifton Savings Bancorp, Inc............. 28,200     329,658
           Downey Financial Corp.#.................. 24,941   1,815,455
           First Defiance Financial Corp............  8,800     241,912
           First Niagara Financial Group, Inc....... 52,400     718,928
           FirstFed Financial Corp.+#............... 53,194   3,429,417
           Horizon Financial Corp................... 10,625     239,488
           ITLA Capital Corp........................  8,243     452,870
           NewAlliance Bancshares, Inc.#............ 35,300     569,036
           Pacific Premier Bancorp, Inc.+........... 20,800     211,744
           Rainier Pacific Financial Group, Inc..... 13,600     277,440
           Rome Bancorp, Inc........................ 19,500     243,360
           TierOne Corp............................. 17,900     560,091
           Timberland Bancorp, Inc..................  7,249     253,208
           United Financial Bancorp., Inc........... 19,300     295,097
           United Western Bancorp, Inc.............. 13,400     338,216
           WSFS Financial Corp......................    715      47,247
                                                            -----------
                                                             12,266,398
                                                            -----------
         Schools -- 0.2%
           Corinthian Colleges, Inc.+#.............. 46,800     683,748
           Learning Tree International, Inc.+....... 30,700     423,660
                                                            -----------
                                                              1,107,408
                                                            -----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                     Value
                    Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  School - Day Care -- 0.1%
    Bright Horizons Family Solutions, Inc.+...............   8,800 $  372,592
                                                                   ----------
  Seismic Data Collection -- 0.1%
    Input/Output, Inc.+#..................................  24,200    387,926
    T.G.C. Industries, Inc.+..............................  31,815    345,193
                                                                   ----------
                                                                      733,119
                                                                   ----------
  Semiconductor Equipment -- 0.9%
    ATMI, Inc.+...........................................   5,100    155,805
    Brooks Automation, Inc.+..............................  18,800    332,572
    Cabot Microelectronics Corp.+#........................   7,400    247,604
    Entegris, Inc.+#......................................  63,134    726,041
    LTX Corp.+............................................  50,000    292,500
    Mattson Technology, Inc.+.............................  13,100    129,166
    MKS Instruments, Inc.+#...............................  65,902  1,795,830
    Nextest Systems Corp.+#...............................  17,500    216,125
    Semitool, Inc.+#......................................  18,000    178,920
    Trio Tech International...............................  15,800    303,044
    Ultra Clean Holdings, Inc.+...........................  23,000    317,860
    Varian Semiconductor Equipment Associates, Inc.+......   4,229    178,231
                                                                   ----------
                                                                    4,873,698
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 0.4%
    Emulex Corp.+.........................................  18,900    419,391
    Exar Corp.+...........................................  17,900    243,261
    Micrel, Inc...........................................  52,400    652,904
    Pericom Semiconductor Corp.+..........................  25,500    279,480
    Power Integrations, Inc.+.............................   4,000    114,000
    Standard Microsystems Corp.+..........................  14,400    446,688
                                                                   ----------
                                                                    2,155,724
                                                                   ----------
  Steel - Producers -- 0.6%
    Chaparral Steel Co....................................   9,500    695,400
    Olympic Steel, Inc....................................  10,100    338,855
    Steel Dynamics, Inc.#.................................  47,830  2,243,227
                                                                   ----------
                                                                    3,277,482
                                                                   ----------
  Steel - Specialty -- 0.1%
    Material Sciences Corp.+..............................  15,800    167,796
    Universal Stainless & Alloy Products, Inc.+...........   8,200    344,154
                                                                   ----------
                                                                      511,950
                                                                   ----------
  Sugar -- 0.5%
    Imperial Sugar Co.#...................................  90,661  2,576,586
                                                                   ----------
  Telecom Equipment - Fiber Optics -- 0.7%
    C - COR, Inc.+#.......................................  91,238  1,335,724
    Finisar Corp.+#....................................... 122,100    443,223
    Newport Corp.+#.......................................  89,600  1,336,832
    Oplink Communications, Inc.+..........................  53,200    935,256
                                                                   ----------
                                                                    4,051,035
                                                                   ----------
  Telecom Services -- 0.4%
    NTELOS Holdings Corp.+................................  11,300    284,986
    Premiere Global Services, Inc.+.......................  34,694    439,573
    RCN Corp.+#...........................................  41,900  1,179,485
    Time Warner Telecom, Inc., Class A+...................  25,100    485,936
                                                                   ----------
                                                                    2,389,980
                                                                   ----------
  Telecommunication Equipment -- 1.2%
    ADTRAN, Inc...........................................  17,700    478,962
    Anaren, Inc.+#........................................  34,400    600,624
    Arris Group, Inc.+....................................  95,200  1,566,040
    CommScope, Inc.+......................................  49,796  2,725,335
    Comtech Telecommunications Corp.+.....................   7,174    321,180
    Ditech Networks, Inc.+................................  31,200    249,600
    Optium Corp.+.........................................   6,500     87,945

                                                                Value
                    Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Telecommunication Equipment (continued)
          Tekelec+#..................................   9,300 $  139,500
          WJ Communications, Inc.+................... 113,600    198,800
                                                              ----------
                                                               6,367,986
                                                              ----------
        Telephone - Integrated -- 0.9%
          Alaska Communications Systems Group, Inc.#.  23,700    373,986
          Atlantic Tele - Network, Inc.#.............   2,947     83,606
          CenturyTel, Inc............................   9,250    457,135
          Cincinnati Bell, Inc.+.....................  66,167    385,754
          CT Communications, Inc.#................... 107,977  3,389,398
                                                              ----------
                                                               4,689,879
                                                              ----------
        Television -- 0.5%
          Sinclair Broadcast Group, Inc., Class A.... 160,661  2,461,327
          Young Broadcasting, Inc., Class A+#........  15,500     61,225
                                                              ----------
                                                               2,522,552
                                                              ----------
        Textile - Apparel -- 0.2%
          Cherokee, Inc..............................   6,900    322,989
          Perry Ellis International, Inc.+...........  17,888    560,610
                                                              ----------
                                                                 883,599
                                                              ----------
        Textile - Products -- 0.1%
          Culp, Inc.+................................  46,000    404,800
                                                              ----------
        Theater -- 0.1%
          Regal Entertainment Group, Class A#........  25,968    594,148
                                                              ----------
        Therapeutics -- 1.1%
          Alexza Pharmaceuticals, Inc.+..............   6,800     65,824
          Altus Pharmaceuticals, Inc.+#..............   8,000    108,160
          Amylin Pharmaceuticals, Inc.+#.............   7,400    342,250
          BioMarin Pharmaceutical, Inc.+#............  63,400  1,131,056
          Cypress Bioscience, Inc.+#.................  40,700    616,198
          Dendreon Corp.+............................  55,900    479,622
          Discovery Laboratories, Inc.+.............. 117,900    399,681
          Hollis - Eden Pharmaceuticals, Inc.+.......  40,300    102,362
          ImClone Systems, Inc.+.....................  22,812    942,592
          Inspire Phamaceuticals, Inc.+#.............  62,700    371,811
          Introgen Therapeutics, Inc.+...............  55,700    243,966
          Neurocrine Biosciences, Inc.+#.............   8,500     98,770
          Onyx Pharmaceuticals, Inc.+#...............   4,500    134,640
          Pharmacyclics, Inc.+.......................  52,000    179,400
          Spectrum Pharmaceuticals, Inc.+............  48,200    315,710
          The Medicines Co.+#........................   8,100    158,031
          Theravance, Inc.+#.........................   4,300    147,662
          Trimeris, Inc.+#...........................  45,065    318,609
                                                              ----------
                                                               6,156,344
                                                              ----------
        Tobacco -- 0.6%
          Loews Corp.--Carolina Group................  40,967  3,185,184
                                                              ----------
        Tools - Hand Held -- 0.1%
          Snap - on, Inc.............................  14,470    782,393
                                                              ----------
        Toys -- 0.1%
          JAKKS Pacific, Inc.+#......................  23,544    618,501
          Marvel Entertainment, Inc.+#...............   5,200    143,572
                                                              ----------
                                                                 762,073
                                                              ----------
        Transactional Software -- 0.1%
          Bottomline Technologies, Inc.+.............  44,200    560,456
                                                              ----------
        Transport - Air Freight -- 0.3%
          EGL, Inc.+.................................  31,682  1,468,461
                                                              ----------
        Transport - Equipment & Leasng -- 0.0%
          Greenbrier Cos., Inc.#.....................   5,000    157,650
                                                              ----------

VALIC Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                  Security Description            Shares    (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Transport - Marine -- 0.2%
           Gulfmark Offshore, Inc.+..............   9,988 $    501,697
           Kirby Corp.+#.........................  20,032      801,681
                                                          ------------
                                                             1,303,378
                                                          ------------
         Transport - Rail -- 0.4%
           Genesee & Wyoming, Inc., Class A+#....  29,300      953,129
           Kansas City Southern+#................  29,181    1,197,880
                                                          ------------
                                                             2,151,009
                                                          ------------
         Transport - Services -- 0.5%
           Bristow Group, Inc.+#.................   7,973      392,750
           Hub Group, Inc., Class A+.............  10,554      390,287
           Pacer International, Inc.#............  39,800    1,071,416
           Ryder System, Inc.....................   5,400      291,168
           UTi Worldwide, Inc.#..................  18,600      520,614
                                                          ------------
                                                             2,666,235
                                                          ------------
         Transport - Truck -- 0.8%
           Arkansas Best Corp.#..................   7,940      327,843
           Forward Air Corp.#....................   9,810      333,638
           Heartland Express, Inc.#..............  30,193      506,337
           Knight Transportation, Inc.#..........  55,316    1,036,069
           Landstar System, Inc..................  20,743    1,009,354
           Old Dominion Freight Line, Inc.+#.....   9,089      283,849
           Patriot Transportation Holding, Inc.+.   3,300      295,152
           Saia, Inc.+#..........................  17,800      508,902
                                                          ------------
                                                             4,301,144
                                                          ------------
         Veterinary Diagnostics -- 0.0%
           Animal Health International, Inc.+....   2,700       33,615
                                                          ------------
         Veterinary Products -- 0.1%
           PetMed Express, Inc.+.................  24,100      311,131
                                                          ------------
         Vitamins & Nutrition Products -- 1.2%
           NBTY, Inc.+........................... 104,750    5,502,518
           Nutraceutical International Corp.+....  22,861      373,777
           USANA Health Sciences, Inc.+#.........  24,711      960,764
                                                          ------------
                                                             6,837,059
                                                          ------------
         Water -- 0.1%
           Southwest Water Co....................  20,300      264,306
                                                          ------------
         Web Hosting/Design -- 0.1%
           Web.com, Inc.+........................  60,100      298,697
                                                          ------------
         Wire & Cable Products -- 0.4%
           Belden, Inc.#.........................  20,500    1,173,830
           General Cable Corp.+..................  11,650      793,947
                                                          ------------
                                                             1,967,777
                                                          ------------
         Wireless Equipment -- 1.1%
           Aruba Networks, Inc.+.................   4,600       89,010
           CalAmp Corp.+.........................  40,700      182,336
           EMS Technologies, Inc.+...............  35,400      719,682
           Globecomm Systems, Inc.+..............  28,200      384,366
           Interdigital Communications Corp.+#... 114,042    3,712,067
           Novatel Wireless, Inc.+#..............   4,000       92,920
           RELM Wireless Corp.+..................  32,200      143,612
           SBA Communications Corp. Class A+.....   5,400      173,502
           TESSCO Technologies, Inc.+............  33,888      847,878
                                                          ------------
                                                             6,345,373
                                                          ------------
         Total Long - Term Investment Securities
            (cost $447,416,787)..................          546,959,912
                                                          ------------

                                                             Shares/
                                                            Principal       Value
                  Security Description                       Amount        (Note 3)

--------------------------------------------------------------------------------------
SHORT - TERM INVESTMENT SECURITIES -- 25.9%
Collective Investment Pool -- 25.0%
  Securiities Lending Quality Trust(1)...................  138,163,882  $ 138,163,882
                                                                        -------------
Registered Investment Company -- 0.2%
  T. Rowe Price Reserve Investment Fund..................    1,455,211      1,455,211
                                                                        -------------
Time Deposits -- 0.7%
  Euro Time Deposit with State Street & Trust Co.
   1.80% due 06/01/07.................................... $    485,000        485,000
   2.80% due 06/01/07....................................    3,385,000      3,385,000
                                                                        -------------
                                                                            3,870,000
                                                                        -------------
Total Short - Term Investment Securities
   (cost $143,489,093)...................................                 143,489,093
                                                                        -------------
REPURCHASE AGREEMENT -- 0.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $947,125 and
   collateralized by Federal National Mtg. Assoc. Bonds,
   bearing interest at 5.38% due 05/04/22 and having
   approximate value of $970,000
   (cost $947,000).......................................      947,000        947,000
                                                                        -------------
TOTAL INVESTMENTS
   (cost $591,852,879)(2)................................        125.0%   691,396,005
Liabilities in excess of other assets....................        (25.0)  (138,076,663)
                                                          ------------  -------------
NET ASSETS --                                                    100.0% $ 553,319,342
                                                          ============  =============

--------
#  The security or a portion thereof is out on loan (See Note 3)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool............................. 25.3%
         Real Estate Investment Trusts..........................  6.6
         Banks -- Commercial....................................  6.1
         Commercial Paper.......................................  3.7
         Oil Companies -- Exploration & Production..............  2.1
         Medical -- Biomedical/Gene.............................  2.0
         Retail -- Apparel/Shoe.................................  1.9
         Retail -- Restaurants..................................  1.9
         Insurance -- Property/Casualty.........................  1.7
         Electric -- Integrated.................................  1.6
         Savings & Loans/Thrifts................................  1.6
         Electronic Components -- Semiconductors................  1.4
         Medical -- Drugs.......................................  1.3
         Semiconductor Equipment................................  1.3
         Chemicals -- Specialty.................................  1.1
         Diversified Manufactured Operations....................  1.1
         Networking Products....................................  1.1
         Telecommunication Equipment............................  1.1
         Therapeutics...........................................  1.1
         Aerospace/Defense -- Equipment.........................  1.0
         Computers -- Integrated Systems........................  1.0
         Medical Instruments....................................  1.0
         Medical Products.......................................  1.0
         Oil -- Field Services..................................  1.0
         Apparel Manufacturers..................................  0.9
         Commercial Services -- Finance.........................  0.9
         Consulting Services....................................  0.9
         Gas -- Distribution....................................  0.9
         Human Resources........................................  0.9
         Auto/Truck Parts & Equipment -- Original...............  0.8
         Computer Services......................................  0.8
         Distribution/Wholesale.................................  0.8
         Enterprise Software/Service............................  0.8
         Telecom Services.......................................  0.8
         Commercial Services....................................  0.7
         E-Marketing/Info.......................................  0.7
         Finance -- Investment Banker/Broker....................  0.7
         Steel -- Producers.....................................  0.7
         Consumer Products -- Misc..............................  0.6
         Metal Processors & Fabrication.........................  0.6
         Airlines...............................................  0.5
         Applications Software..................................  0.5
         Building -- Heavy Construction.........................  0.5
         Electronic Components -- Misc..........................  0.5
         Electronic Measurement Instruments.....................  0.5
         Footwear & Related Apparel.............................  0.5
         Insurance -- Life/Health...............................  0.5
         Investment Companies...................................  0.5
         Machinery -- General Industrial........................  0.5
         Oil Field Machinery & Equipment........................  0.5
         Paper & Related Products...............................  0.5
         Semiconductors Components -- Intergrated Circuits......  0.5
         Transport -- Truck.....................................  0.5
         Wire & Cable Products..................................  0.5
         Computer Aided Design..................................  0.4
         Energy -- Alternate Sources............................  0.4
         Food -- Misc...........................................  0.4
         Home Furnishings.......................................  0.4
         Identification Systems.................................  0.4
         Investment Management/Advisor Services.................  0.4
         Lasers -- System/Components............................  0.4
         Medical -- Outpatient/Home Medical.....................  0.4
         Multimedia.............................................  0.4
         Oil & Gas Drilling.....................................  0.4
         Rental Auto/Equipment..................................  0.4
         Retail -- Discount.....................................  0.4
         Schools................................................  0.4
         Telephone -- Integrated................................  0.4
         Wireless Equipment.....................................  0.4

          Advanced Materials..................................... 0.3
          Aerospace/Defense...................................... 0.3
          Agricultural Chemicals................................. 0.3
          Building & Construction Products -- Misc............... 0.3
          Building -- MobileHome/Manufactured Housing............ 0.3
          Building -- Residential/Commerical..................... 0.3
          Chemicals -- Diversified............................... 0.3
          Data Processing/Management............................. 0.3
          Diagnostic Kits........................................ 0.3
          Engineering/R&D Services............................... 0.3
          Entertainment Software................................. 0.3
          Food -- Retail......................................... 0.3
          Industrial Automated/Robotic........................... 0.3
          Instruments -- Scientific.............................. 0.3
          Internet Application Software.......................... 0.3
          Internet Infrastructure Software....................... 0.3
          Machinery -- Electrical................................ 0.3
          Medical -- Generic Drugs............................... 0.3
          Medical -- HMO......................................... 0.3
          Metal -- Iron.......................................... 0.3
          Miscellaneous Manufacturing............................ 0.3
          Non-Ferrous Metals..................................... 0.3
          Office Furnishings -- Original......................... 0.3
          Oil Refining & Marketing............................... 0.3
          Radio.................................................. 0.3
          Telecom Equipment -- Fiber Optics...................... 0.3
          Transport -- Rail...................................... 0.3
          Transport -- Services.................................. 0.3
          Agricultural Operations................................ 0.2
          Auction Houses/Art Dealers............................. 0.2
          Batteries/Battery Systems.............................. 0.2
          Broadcast Services/Program............................. 0.2
          Building & Construction -- Misc........................ 0.2
          Building Products -- Cement............................ 0.2
          Building Products -- Light Fixtures.................... 0.2
          Building -- Maintance & Services....................... 0.2
          Cable TV............................................... 0.2
          Casino Hotels.......................................... 0.2
          Casino Services........................................ 0.2
          Cellular Telecom....................................... 0.2
          Communications Software................................ 0.2
          Computers.............................................. 0.2
          Computers -- Memory Devices............................ 0.2
          Computers -- Periphery Equipment....................... 0.2
          Containers -- Metal/Glass.............................. 0.2
          Cosmetics & Toiletries................................. 0.2
          Diagnostic Equipment................................... 0.2
          Direct Marketing....................................... 0.2
          Disposable Medical Products............................ 0.2
          Diversified Operations/Commerical Services............. 0.2
          Drug Delivery Systems.................................. 0.2
          E-Services/Consulting.................................. 0.2
          Electric Products -- Misc.............................. 0.2
          Electronic Design Automation........................... 0.2
          Finance -- Consumer Loans.............................. 0.2
          Finance -- Other Services.............................. 0.2
          Food -- Wholesale/Distribution......................... 0.2
          Gambling (Non -- Hotel)................................ 0.2
          Hotels/Motels.......................................... 0.2
          Instruments -- Controls................................ 0.2
          Insurance -- Multi-line................................ 0.2
          Internet Content -- Information/News................... 0.2
          Internet Security...................................... 0.2
          Leisure Products....................................... 0.2
          Machinery -- Construction & Mining..................... 0.2
          Machinery -- Material Handling......................... 0.2
          Medical Information Systems............................ 0.2
          Medical -- Nursing Homes............................... 0.2
          Non-Hazardous Waste Disposal........................... 0.2

VALIC Company I Small Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Industry Allocation* (continued)

          Physical Therapy/Rehabilitation Centers................ 0.2
          Physicians Practice Management......................... 0.2
          Printing -- Commercial................................. 0.2
          Research & Development................................. 0.2
          Resorts/Theme Parks.................................... 0.2
          Retail -- Automobile................................... 0.2
          Retail -- Convenience Store............................ 0.2
          Retail -- Pawn Shops................................... 0.2
          Retail -- Sporting Goods............................... 0.2
          Retirement/Aged Care................................... 0.2
          Steel Pipe & Tube...................................... 0.2
          Tobacco................................................ 0.2
          Toys................................................... 0.2
          Transport -- Air Freight............................... 0.2
          Transport -- Marine.................................... 0.2
          U.S. Government Treasuries............................. 0.2
          Vitamins & Nutrition Products.......................... 0.2
          Water.................................................. 0.2
          Web Hosting/Design..................................... 0.2
          Web Portals/ISP........................................ 0.2
          X-Ray Equipment........................................ 0.2
          Advertising Services................................... 0.1
          Alternative Waste Technology........................... 0.1
          Athletic Footwear...................................... 0.1
          Audio/Video Products................................... 0.1
          Auto Repair Centers.................................... 0.1
          Auto/Truck Parts & Equipment -- Replacement............ 0.1
          Banks -- Fiduciary..................................... 0.1
          Beverages -- Non-alcoholic............................. 0.1
          Building Products -- Air & Heating..................... 0.1
          Building Products -- Doors & Windows................... 0.1
          Building Products -- Wood.............................. 0.1
          Chemicals -- Plastics.................................. 0.1
          Circuit Boards......................................... 0.1
          Coal................................................... 0.1
          Coffee................................................. 0.1
          Collectibles........................................... 0.1
          Commerce............................................... 0.1
          Computer Graphics...................................... 0.1
          Computer Software...................................... 0.1
          Containers -- Paper/Plastic............................ 0.1
          Decision Support Software.............................. 0.1
          Dental Supplies & Equipment............................ 0.1
          E-Commerce/Products.................................... 0.1
          E-Commerce/Services.................................... 0.1
          Educational Software................................... 0.1
          Electric -- Transmission............................... 0.1
          Electronic Security Devices............................ 0.1
          Engines -- Internal Combustion......................... 0.1
          Environmental Consulting & Engineering................. 0.1
          Environmental Monitoring & Detection................... 0.1
          Filtration/Separation Products......................... 0.1
          Finance -- Credit Card................................. 0.1
          Finance -- Leasing Companies........................... 0.1
          Finance -- Mortgage Loan/Banker........................ 0.1
          Food -- Baking......................................... 0.1
          Food -- Canned......................................... 0.1
          Food -- Confectionery.................................. 0.1
          Funeral Services & Related Items....................... 0.1
          Golf................................................... 0.1
          Insurance Brokers...................................... 0.1
          Internet Connectivity Services......................... 0.1
          Internet Content -- Entertainment...................... 0.1
          Internet Financial Services............................ 0.1
          Internet Incubators.................................... 0.1
          Internet Infrastructure Equipment...................... 0.1
          Internet Telephone..................................... 0.1
          Intimate Apparel....................................... 0.1
          Lighting Products & Systems............................ 0.1

         Linen Supply & Related Items...........................   0.1
         Medical Imaging Systems................................   0.1
         Medical Laser Systems..................................   0.1
         Medical Sterilization Products.........................   0.1
         Medical -- Hospitals...................................   0.1
         Metal -- Aluminum......................................   0.1
         Metal -- Diversified...................................   0.1
         Motion Pictures & Services.............................   0.1
         Multilevel Direct Selling..............................   0.1
         Office Automation & Equipment..........................   0.1
         Office Supplies & Forms................................   0.1
         Pharmacy Services......................................   0.1
         Poultry................................................   0.1
         Power Converter/Supply Equipment.......................   0.1
         Precious Metals........................................   0.1
         Private Corrections....................................   0.1
         Publishing -- Books....................................   0.1
         Publishing -- Newspapers...............................   0.1
         Publishing -- Periodicals..............................   0.1
         Quarrying..............................................   0.1
         Racetracks.............................................   0.1
         Real Estate Operations & Development...................   0.1
         Recreational Centers...................................   0.1
         Recreational Vehicles..................................   0.1
         Recycling..............................................   0.1
         Repurchase Agreements..................................   0.1
         Retail -- Auto Parts...................................   0.1
         Retail -- Bedding......................................   0.1
         Retail -- Bookstore....................................   0.1
         Retail -- Computer Equipment...........................   0.1
         Retail -- Drug Store...................................   0.1
         Retail -- Fabric Store.................................   0.1
         Retail -- Hair Salons..................................   0.1
         Retail -- Home Furnishings.............................   0.1
         Retail -- Jewelry......................................   0.1
         Retail -- Music Store..................................   0.1
         Retail -- Office Supplies..............................   0.1
         Retail -- Petroleum Products...........................   0.1
         Retail -- Video Rentals................................   0.1
         Rubber -- Tires........................................   0.1
         Rubber/Plastic Products................................   0.1
         Satellite Telecom......................................   0.1
         Schools -- Day Care....................................   0.1
         Seismic Data Collection................................   0.1
         Specified Purpose Acquisitions.........................   0.1
         Storage/Warehousing....................................   0.1
         Television.............................................   0.1
         Theaters...............................................   0.1
         Transactional Software.................................   0.1
         Transport -- Equipment & Leasing.......................   0.1
         Travel Services........................................   0.1
                                                                 -----
                                                                 125.2%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------



                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.9%
        Advanced Materials -- 0.3%
          Ceradyne, Inc.+#.........................  22,157 $ 1,497,149
          Hexcel Corp.+#...........................  77,094   1,783,184
                                                            -----------
                                                              3,280,333
                                                            -----------
        Advertising Services -- 0.1%
          inVentiv Health, Inc.+...................  24,085     907,041
          Marchex, Inc., Class B#..................  20,700     320,643
                                                            -----------
                                                              1,227,684
                                                            -----------
        Aerospace/Defense -- 0.3%
          Aerovironment, Inc.+.....................   5,532     114,844
          Esterline Technologies Corp.+#...........  20,958     953,589
          Herley Industries, Inc.+#................  11,996     188,817
          MTC Technologies, Inc.+..................   8,362     174,515
          Teledyne Technologies, Inc.+.............  28,283   1,303,281
          TransDigm Group, Inc.+...................   9,131     337,390
          United Industrial Corp.#.................   7,183     430,262
                                                            -----------
                                                              3,502,698
                                                            -----------
        Aerospace/Defense - Equipment -- 1.0%
          AAR Corp.+#..............................  30,118     978,835
          ARGON ST, Inc.+#.........................  10,547     251,546
          BE Aerospace, Inc.+......................  74,717   2,860,914
          Curtiss-Wright Corp......................  36,184   1,630,813
          GenCorp, Inc.+#..........................  45,679     612,555
          HEICO Corp.#.............................  17,002     729,386
          Innovative Solutions and Support, Inc.+#.   9,906     260,330
          K&F Industries Holdings, Inc.+#..........  15,482     409,654
          Kaman Corp., Class A.....................  19,842     582,958
          Moog, Inc., Class A+.....................  30,356   1,307,129
          Orbital Sciences Corp.+..................  49,309   1,016,258
          Sequa Corp., Class A+....................   5,547     610,170
          Triumph Group, Inc.#.....................  13,145     868,622
                                                            -----------
                                                             12,119,170
                                                            -----------
        Agricultural Chemicals -- 0.3%
          CF Industries Holdings, Inc..............  45,455   2,033,202
          UAP Holding Corp.........................  42,052   1,238,852
                                                            -----------
                                                              3,272,054
                                                            -----------
        Agricultural Operations -- 0.2%
          Alico, Inc.#.............................   3,146     188,571
          Andersons, Inc.#.........................  11,690     457,079
          Delta & Pine Land Co.#...................  29,388   1,229,888
          Maui Land & Pineapple Co., Inc.+#........   3,226     113,717
          Tejon Ranch Co.+#........................   9,001     443,479
                                                            -----------
                                                              2,432,734
                                                            -----------
        Airlines -- 0.5%
          AirTran Holdings, Inc.+#.................  74,977     928,965
          Alaska Air Group, Inc.+..................  32,742     954,757
          Allegiant Travel Co.+#...................   4,136     131,318
          ExpressJet Holdings, Inc.+#..............  40,848     252,849
          Frontier Airlines Holdings, Inc.+#.......  29,894     181,457
          JetBlue Airways Corp.+#.................. 143,374   1,545,572
          Mesa Air Group, Inc.+#...................  28,049     197,745
          Republic Airways Holdings, Inc.+.........  26,850     627,484
          Skywest, Inc.#...........................  52,602   1,448,133
                                                            -----------
                                                              6,268,280
                                                            -----------
        Alternative Waste Technology -- 0.1%
          Calgon Carbon Corp.+#....................  32,803     332,295
          Darling International, Inc.+.............  66,778     604,341
          Rentech, Inc.+#.......................... 114,145     279,655
                                                            -----------
                                                              1,216,291
                                                            -----------
        Apparel Manufacturers -- 0.9%
          Carter's, Inc.+#.........................  40,087   1,087,160
          Columbia Sportswear Co.#.................  10,872     758,105
          Guess ?, Inc.............................  34,602   1,529,408

                                                                  Value
                    Security Description                Shares   (Note 3)

     ----------------------------------------------------------------------
     Apparel Manufacturers (continued)
       Gymboree Corp.+.................................  25,932 $ 1,159,160
       Hartmarx Corp.+.................................  26,184     171,505
       Kellwood Co.#...................................  21,142     609,101
       Maidenform Brands, Inc.+........................  12,006     224,992
       Oxford Industries, Inc..........................  12,497     568,988
       Phillips-Van Heusen Corp........................  45,592   2,786,583
       Quiksilver, Inc.+#.............................. 100,805   1,422,359
       True Religion Apparel, Inc.+#...................  10,886     204,330
       Volcom, Inc.+#..................................  10,833     471,236
                                                                -----------
                                                                 10,992,927
                                                                -----------
     Applications Software -- 0.5%
       Actuate Corp.+#.................................  46,553     288,629
       American Reprographics Co.+#....................  21,570     664,356
       EPIQ Systems, Inc.+#............................  12,314     325,089
       Keane, Inc.+#...................................  35,689     506,427
       Nuance Communications, Inc.+#................... 103,718   1,735,202
       PDF Solutions, Inc.+#...........................  17,391     171,649
       Progress Software Corp.+#.......................  33,930   1,114,940
       Quest Software, Inc.+...........................  55,353     953,179
       SourceForge, Inc.+#.............................  54,265     240,394
       Visual Sciences, Inc.+#.........................  14,449     235,085
                                                                -----------
                                                                  6,234,950
                                                                -----------
     Athletic Equipment -- 0.0%
       Nautilus, Inc.#.................................  27,095     348,984
                                                                -----------
     Athletic Footwear -- 0.1%
       K-Swiss, Inc., Class A..........................  21,371     619,973
                                                                -----------
     Auction House/Art Dealer -- 0.2%
       Sotheby's Holdings, Inc., Class A...............  52,582   2,496,068
                                                                -----------
     Audio/Video Products -- 0.1%
       DTS, Inc.+#.....................................  14,523     331,415
       Tivo, Inc.+#....................................  70,169     438,556
       Universal Electronics, Inc.+....................  11,385     381,398
                                                                -----------
                                                                  1,151,369
                                                                -----------
     Auto Repair Centers -- 0.1%
       Midas, Inc.+....................................  12,828     288,245
       Monro Muffler Brake, Inc........................   9,771     377,649
                                                                -----------
                                                                    665,894
                                                                -----------
     Auto - Heavy Duty Trucks -- 0.0%
       A.S.V., Inc.+#..................................  17,254     302,463
                                                                -----------
     Auto - Truck Trailers -- 0.0%
       Wabash National Corp.#..........................  25,728     376,401
                                                                -----------
     Auto/Truck Parts & Equipment - Original -- 0.8%
       Accuride Corp.+.................................  18,697     293,917
       American Axle & Manufacturing Holdings, Inc.#...  42,855   1,235,081
       ArvinMeritor, Inc.#.............................  58,209   1,215,404
       Fuel Systems Solutions, Inc.+#..................   9,241     150,628
       Keystone Automotive Industries, Inc.+...........  13,323     550,373
       Lear Corp.+.....................................  63,096   2,250,634
       Miller Industries, Inc.+........................   7,887     192,916
       Modine Manufacturing Co.........................  27,731     651,956
       Noble International, Ltd.#......................   9,479     186,831
       Superior Industries International, Inc.#........  18,991     428,817
       Tenneco, Inc.+..................................  37,376   1,218,831
       Titan International, Inc........................  18,478     582,796
       Visteon Corp.+#................................. 105,717     855,251
                                                                -----------
                                                                  9,813,435
                                                                -----------
     Auto/Truck Parts & Equipment - Replacement -- 0.1%
       Aftermarket Technology Corp.+...................  17,959     538,231
       Commercial Vehicle Group, Inc.+.................  17,404     337,464
                                                                -----------
                                                                    875,695
                                                                -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                    Security Description           Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Banks - Commercial -- 6.1%
             1st Source Corp...................... 10,513 $  275,441
             Alabama National Bancorp............. 13,615    855,022
             AMCORE Financial, Inc................ 17,106    509,588
             AmericanWest Bancorp#................  9,327    185,048
             Ameris Bancorp#...................... 10,712    249,268
             Arrow Financial Corp.#...............  8,787    197,356
             Bancfirst Corp.......................  5,779    249,479
             Bancorp, Inc.+.......................  8,743    187,625
             BancTrust Financial Group, Inc.#.....  8,050    161,322
             Bank Mutual Corp..................... 47,278    559,299
             Bank of Granite Corp.#............... 13,280    215,269
             Bank of the Ozarks, Inc.#............  9,774    280,709
             BankFinancial Corp.#................. 19,144    315,110
             Banner Corp.......................... 10,040    361,641
             Cadence Financial Corp.#.............  8,548    167,883
             Camden National Corp.#...............  5,464    209,271
             Capital City Bank Group, Inc.#....... 10,778    321,723
             Capital Corp. of the West#...........  7,830    193,009
             Capitol Bancorp, Ltd.#............... 11,870    342,806
             Cardinal Financial Corp.#............ 20,128    197,456
             Cascade Bancorp#..................... 23,239    522,877
             Cass Information Systems, Inc.#......  4,798    159,294
             Cathay General Bancorp#.............. 42,538  1,441,187
             Centennial Bank Holdings, Inc.+#..... 44,397    388,918
             Center Financial Corp................ 10,058    173,199
             Centerstate Banks of Florida, Inc.#..  7,445    127,086
             Central Pacific Financial Corp.#..... 25,172    854,086
             Chemical Financial Corp.#............ 20,708    556,838
             Chittenden Corp...................... 38,649  1,127,005
             Citizens Republic Bancorp.#.......... 62,268  1,185,583
             City Bank............................ 10,679    347,281
             City Holding Co...................... 14,679    559,417
             CoBiz, Inc.#......................... 12,829    237,208
             Columbia Bancorp.#...................  8,163    162,117
             Columbia Banking System, Inc......... 13,212    400,852
             Community Bancorp Nevada+............  7,100    210,728
             Community Bank Systems, Inc.......... 24,683    507,482
             Community Banks, Inc.#............... 19,686    624,440
             Community Trust Bancorp, Inc......... 12,415    421,613
             Corus Bankshares, Inc.#.............. 32,256    586,737
             CVB Financial Corp.#................. 55,395    632,611
             Enterprise Financial Services Corp.#.  7,765    188,301
             F.N.B. /PA Corp.#.................... 49,887    833,612
             Farmers Capital Bank Corp.#..........  5,850    170,235
             First Bancorp#.......................  9,784    190,788
             First BanCorp Puerto Rico#........... 57,919    727,463
             First Busey Corp.#................... 12,568    251,737
             First Charter Corp................... 28,343    622,979
             First Commonwealth Financial Corp.#.. 58,312    659,509
             First Community Bancorp.............. 19,013  1,073,854
             First Community Bancshares, Inc......  8,246    258,017
             First Financial Bancorp#............. 27,711    407,906
             First Financial Bankshares, Inc.#.... 17,114    693,802
             First Financial Corp.#............... 10,998    315,973
             First Indiana Corp................... 10,530    221,341
             First Merchants Corp................. 15,234    370,948
             First Midwest Bancorp, Inc........... 41,201  1,515,785
             First Regional Bancorp+..............  6,738    173,099
             First Republic Bank.................. 20,982  1,136,175
             First South Bancorp, Inc.#...........  6,726    185,100
             First State Bancorp.................. 16,817    371,992
             FirstMerit Corp.#.................... 65,894  1,418,698
             FNB Corp. /VA#.......................  6,060    193,981
             Fremont General Corp.#............... 54,363    720,310
             Frontier Financial Corp.#............ 32,860    764,324
             GB&T Bancshares, Inc.#............... 11,609    193,058
             Glacier Bancorp, Inc.#............... 43,143    923,260
             Great Southern Bancorp, Inc.#........  8,658    239,394
             Greater Bay Bancorp.................. 41,595  1,160,916

                                                                  Value
                    Security Description                 Shares  (Note 3)

     ---------------------------------------------------------------------
     Banks - Commercial (continued)
       Green County Bancshares, Inc.#...................  7,171 $  250,913
       Hancock Holding Co............................... 22,314    882,296
       Hanmi Financial Corp.#........................... 33,588    586,782
       Harleysville National Corp.#..................... 23,864    385,881
       Heartland Financial USA, Inc.#................... 11,966    288,261
       Heritage Commerce Corp...........................  9,781    238,461
       Home Bancshares, Inc.#...........................  9,416    209,977
       IBERIABANK Corp.................................. 10,570    540,444
       Independent Bank Corp............................ 12,445    368,745
       Independent Bank Corp............................ 18,943    327,524
       Integra Bank Corp................................ 14,449    329,004
       International Bancshares Corp.................... 42,282  1,135,266
       Intervest Bancshares Corp........................  4,273    105,842
       Irwin Financial Corp.#........................... 16,707    265,641
       Lakeland Bancorp, Inc.#.......................... 15,717    220,352
       Lakeland Financial Corp.#........................  9,963    219,186
       Macatawa Bank Corp.#............................. 12,569    196,823
       MainSource Financial Group, Inc.#................ 15,574    267,094
       MB Financial, Inc.#.............................. 23,489    830,571
       MBT Financial Corp.#............................. 12,201    167,520
       Mercantile Bank Corp.............................  6,939    190,753
       MetroCorp Bancshares, Inc.#......................  5,738    121,703
       Midwest Banc Holdings, Inc.#..................... 15,654    251,247
       Nara BanCorp., Inc.#............................. 17,527    281,484
       National Penn Bancshares, Inc.#.................. 39,672    723,617
       NBT Bancorp, Inc.#............................... 28,396    641,750
       Old National Bancorp#............................ 55,437    989,550
       Omega Financial Corp.#........................... 10,404    297,242
       Oriental Financial Group, Inc.................... 17,341    209,653
       Pacific Capital Bancorp.......................... 38,572    992,843
       Park National Corp.#.............................  9,817    857,220
       Peoples Bancorp, Inc.............................  8,756    241,753
       Pinnacle Financial Partners, Inc.+#.............. 12,661    374,133
       Placer Sierra Bancshares......................... 10,166    285,868
       Preferred Bank Los Angeles California............  5,239    199,973
       Premierwest Bancorp#............................. 12,436    173,358
       PrivateBancorp, Inc.#............................ 14,685    492,535
       Prosperity Bancshares, Inc....................... 28,790    997,286
       Provident Bankshares Corp........................ 27,222    910,576
       Renasant Corp.#.................................. 12,815    311,661
       Republic Bancorp, Inc., Class A#.................  6,533    124,584
       Royal Bancshares of Pennsylvania, Inc., Class A#.  3,974     83,971
       S&T Bancorp, Inc.#............................... 21,473    703,455
       S.Y. Bancorp, Inc.#.............................. 10,152    253,597
       Sandy Spring Bancorp, Inc.#...................... 12,987    417,272
       Santander Bancorp................................  3,621     62,861
       SCBT Financial Corp.#............................  7,525    272,856
       Seacoast Banking Corp. of Florida#............... 11,948    277,910
       Security Bank Corp............................... 13,204    271,474
       Shore Bancshares, Inc.#..........................  6,910    179,936
       Sierra Bancorp#..................................  4,942    137,536
       Signature Bank+.................................. 24,215    805,149
       Simmons First National Corp., Class A#........... 11,783    332,398
       Smithtown Bancorp, Inc.#.........................  7,072    166,828
       Southside Bancshares, Inc.#......................  9,116    196,997
       Southwest Bancorp, Inc........................... 11,688    287,174
       Sterling Bancorp................................. 15,513    248,673
       Sterling Bancshares, Inc......................... 60,632    696,662
       Sterling Financial Corp.......................... 21,011    207,589
       Suffolk Bancorp#.................................  8,509    260,971
       Sun Bancorp, Inc.+#.............................. 13,110    233,227
       Superior Bancorp.+#.............................. 25,604    260,905
       Susquehanna Bancshares, Inc...................... 42,787    921,204
       SVB Financial Group+#............................ 29,352  1,557,711
       Taylor Capital Group, Inc........................  4,927    148,549
       Texas Capital Bancshares, Inc.+#................. 19,188    432,306
       Tompkins Trustco, Inc.#..........................  5,479    204,367
       TriCo Bancshares................................. 11,390    257,983

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description               Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Banks - Commercial (continued)
        TrustCo Bank Corp. NY#........................ 61,978 $   601,806
        Trustmark Corp................................ 40,372   1,086,814
        U.S.B. Holding Co., Inc.#.....................  9,739     196,143
        Umpqua Holding Corp.#......................... 50,022   1,248,549
        UCBH Holdings, Inc.#.......................... 80,942   1,506,331
        UMB Financial Corp............................ 26,125   1,008,686
        Union Bankshares Corp.#....................... 10,932     257,011
        United Bankshares, Inc........................ 30,690   1,035,787
        United Community Banks, Inc.#................. 29,968     910,727
        United Security Bancshares#...................  6,604     148,524
        Univest Corp. of Pennsylvania#................  9,498     223,203
        Vineyard National Bancorp#....................  7,482     182,561
        Virginia Commerce Bancorp, Inc.+#............. 14,160     258,703
        Virginia Financial Group, Inc.#...............  8,895     195,779
        W Holding Co., Inc.#.......................... 89,944     493,793
        Washington Trust Bancorp, Inc.#...............  9,503     231,398
        WesBanco, Inc................................. 18,119     568,031
        West Bancorp., Inc.#.......................... 14,486     215,262
        West Coast Bancorp............................ 12,779     394,488
        Westamerica Bancorp.#......................... 25,961   1,201,994
        Western Alliance Bancorp.+#................... 12,301     383,668
        Wilshire Bancorp, Inc......................... 12,605     160,588
        Wintrust Financial Corp....................... 20,035     919,406
        Yardville National Bancorp....................  8,053     289,908
                                                              -----------
                                                               74,327,534
                                                              -----------
      Banks - Fiduciary -- 0.1%
        Boston Private Financial Holdings, Inc.#...... 29,123     824,472
                                                              -----------
      Batteries/Battery Systems -- 0.2%
        China BAK Battery, Inc.+#..................... 22,367      75,824
        Energy Conversion Devices, Inc.+#............. 32,253   1,108,858
        EnerSys+#..................................... 38,452     696,750
        Greatbatch, Inc.+#............................ 18,016     541,201
        Medis Technologies, Ltd.+#.................... 18,009     263,112
                                                              -----------
                                                                2,685,745
                                                              -----------
      Beverages - Non-alcoholic -- 0.1%
        Coca-Cola Bottling Co.........................  3,849     213,081
        Jones Soda Co.+#.............................. 20,895     393,871
        National Beverage Corp.+#.....................  8,121     113,450
                                                              -----------
                                                                  720,402
                                                              -----------
      Brewery -- 0.0%
        Boston Beer Co., Inc., Class A+...............  7,756     297,055
                                                              -----------
      Broadcast Services/Program -- 0.2%
        Acacia Research - Acacia Technologies+#....... 23,004     312,164
        CKX, Inc.+#................................... 44,309     471,005
        Crown Media Holdings, Inc., Class A+#......... 12,810      95,306
        Fisher Communications, Inc.+#.................  6,288     315,721
        Gray Television, Inc.......................... 35,418     363,743
        World Wrestling Entertainment, Inc............ 17,683     309,629
                                                              -----------
                                                                1,867,568
                                                              -----------
      Building & Construction Products - Misc. -- 0.3%
        Builders FirstSource, Inc.+................... 12,440     207,375
        Drew Industries, Inc.+#....................... 15,293     515,221
        Interline Brands, Inc.+....................... 22,398     548,303
        NCI Building Systems, Inc.+#.................. 16,896     868,623
        Simpson Manufacturing Co., Inc.#.............. 30,572   1,018,659
        Trex Co., Inc.+#..............................  9,806     196,120
                                                              -----------
                                                                3,354,301
                                                              -----------
      Building & Construction - Misc. -- 0.2%
        Dycom Industries, Inc.+....................... 33,303     990,431
        Insituform Technologies, Inc., Class A+#...... 22,448     473,428
        Layne Christensen Co.+#.......................  9,881     444,744
                                                              -----------
                                                                1,908,603
                                                              -----------

                                                                  Value
                    Security Description                Shares   (Note 3)

     ---------------------------------------------------------------------
     Building Products - Air & Heating -- 0.1%
       Aaon, Inc.......................................   7,735 $  229,807
       Comfort Systems USA, Inc........................  33,267    465,738
       Goodman Global, Inc.+...........................  19,463    426,629
                                                                ----------
                                                                 1,122,174
                                                                ----------
     Building Products - Cement -- 0.2%
       Texas Industries, Inc.#.........................  22,557  1,962,008
       US Concrete, Inc.+#.............................  27,598    243,966
                                                                ----------
                                                                 2,205,974
                                                                ----------
     Building Products - Doors & Windows -- 0.1%
       Apogee Enterprises, Inc.#.......................  23,246    572,317
       PGT, Inc.+......................................   8,426     98,331
                                                                ----------
                                                                   670,648
                                                                ----------
     Building Products - Light Fixtures -- 0.2%
       Genlyte Group, Inc.+............................  20,492  1,785,263
       LSI Industries, Inc.............................  17,719    270,392
                                                                ----------
                                                                 2,055,655
                                                                ----------
     Building Products - Wood -- 0.1%
       Universal Forest Products, Inc.#................  13,847    665,764
                                                                ----------
     Building - Heavy Construction -- 0.5%
       Granite Construction, Inc.......................  28,614  1,959,773
       Infrasource Services, Inc.+.....................  22,039    797,812
       Perini Corp.+...................................  17,963    987,965
       Sterling Construction Co., Inc.+#...............   7,172    168,040
       Washington Group International, Inc.+...........  23,913  2,008,692
                                                                ----------
                                                                 5,922,282
                                                                ----------
     Building - Maintance & Services -- 0.2%
       ABM Industries, Inc.............................  36,130  1,066,196
       Healthcare Services Group#......................  22,517    627,549
       Home Solutions of America, Inc.+#...............  38,925    291,159
       Integrated Electrical Services, Inc.+...........  12,661    335,263
       Rollins, Inc....................................  24,431    564,112
                                                                ----------
                                                                 2,884,279
                                                                ----------
     Building - MobileHome/Manufactured Housing -- 0.3%
       Cavco Industries, Inc.+.........................   5,250    202,860
       Champion Enterprises, Inc.+#....................  62,984    716,128
       Fleetwood Enterprises, Inc.+#...................  52,683    490,479
       MonaCo. Coach Corp.#............................  22,082    340,283
       Palm Harbor Homes, Inc.+#.......................   7,940    126,881
       Skyline Corp....................................   5,634    186,711
       Williams Scotsman International, Inc.+#.........  24,582    564,403
       Winnebago Industries, Inc.#.....................  26,888    833,528
                                                                ----------
                                                                 3,461,273
                                                                ----------
     Building - Residential/Commercial -- 0.3%
       Amrep Corp.#....................................   1,386     80,804
       Brookfield Homes Corp.#.........................  10,180    324,844
       Hovnanian Enterprises, Inc., Class A+#..........  41,191  1,040,485
       Levitt Corp., Class A#..........................  13,508    126,300
       M/I Homes, Inc.#................................   9,944    286,188
       Meritage Homes Corp.+#..........................  18,677    647,905
       Orleans Homebuilders, Inc.#.....................   3,891     32,256
       Tousa, Inc.#....................................  16,244     66,438
       WCI Communities, Inc.+#.........................  27,612    578,195
                                                                ----------
                                                                 3,183,415
                                                                ----------
     Cable TV -- 0.2%
       Charter Communications, Inc., Class A+#......... 316,654  1,269,782
       LodgeNet Entertainment Corp.+...................  16,664    591,239
       Mediacom Communications Corp., Class A+.........  45,759    427,389
       Outdoor Channel Holdings, Inc.+#................  11,399    114,104
                                                                ----------
                                                                 2,402,514
                                                                ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Capacitors -- 0.0%
          KEMET Corp.+.............................  71,673 $   550,449
                                                            -----------
        Casino Hotels -- 0.2%
          Ameristar Casinos, Inc...................  21,308     632,848
          Monarch Casino & Resort, Inc.+...........   8,592     234,647
          MTR Gaming Group, Inc.+..................  18,716     294,964
          Riviera Holdings Corp.+#.................   9,059     325,037
          Trump Entertainment Resorts, Inc.+#......  25,567     411,373
                                                            -----------
                                                              1,898,869
                                                            -----------
        Casino Services -- 0.2%
          Bally Technologies, Inc.+#...............  43,067   1,170,130
          Progressive Gaming International Corp.+#.  28,191     162,662
          Shuffle Master, Inc.+#...................  28,720     552,286
                                                            -----------
                                                              1,885,078
                                                            -----------
        Cellular Telecom -- 0.2%
          Centennial Communications Corp.+#........  18,847     192,051
          Dobson Communications Corp., Class A+#... 122,680   1,304,089
          iPCS, Inc.(2)............................  13,795     479,790
          Syniverse Holdings, Inc.+................  19,503     249,638
                                                            -----------
                                                              2,225,568
                                                            -----------
        Chemicals - Diversified -- 0.3%
          Georgia Gulf Corp.#......................  28,253     487,647
          Innophos Holdings, Inc.#.................   6,613     101,576
          Innospec, Inc............................  10,156     607,329
          Olin Corp................................  59,730   1,208,935
          Pioneer Cos., Inc.+#.....................   9,722     334,631
          Rockwood Holdings, Inc.+.................  29,070     932,856
                                                            -----------
                                                              3,672,974
                                                            -----------
        Chemicals - Fibers -- 0.0%
          Zoltek Cos., Inc.+.......................  14,215     535,195
                                                            -----------
        Chemicals - Other -- 0.0%
          American Vanguard Corp.#.................  14,620     201,610
                                                            -----------
        Chemicals - Plastics -- 0.1%
          A. Schulman, Inc.........................  19,822     479,494
          PolyOne Corp.+...........................  76,422     544,889
          Spartech Corp............................  26,477     709,584
                                                            -----------
                                                              1,733,967
                                                            -----------
        Chemicals - Specialty -- 1.1%
          Arch Chemicals, Inc......................  19,787     695,711
          Balchem Corp.............................  14,386     253,769
          Ferro Corp...............................  35,248     837,845
          H.B. Fuller Co...........................  48,580   1,323,805
          Hercules, Inc.+..........................  93,857   1,767,327
          Minerals Technologies, Inc.#.............  16,425   1,044,794
          NewMarket Corp...........................  14,227     680,762
          NL Industries, Inc.#.....................   6,257      66,950
          OM Group, Inc.+..........................  24,216   1,513,742
          Omnova Solutions, Inc.+..................  34,220     191,974
          Sensient Technologies Corp...............  38,284     996,916
          Stepan Co................................   5,087     155,611
          Symyx Technologies, Inc.+................  27,865     292,304
          Terra Industries, Inc.+#.................  78,611   1,524,267
          Tronox, Inc., Class B#...................  34,130     475,090
          WR Grace & Co.+#.........................  56,044   1,517,111
                                                            -----------
                                                             13,337,978
                                                            -----------
        Circuit Boards -- 0.1%
          Multi-Fineline Electronix, Inc.+#........   6,879     117,493
          Park Electrochemical Corp................  16,649     463,675
          TTM Technologies, Inc.+..................  34,494     381,504
                                                            -----------
                                                                962,672
                                                            -----------

                                                               Value
                   Security Description               Shares  (Note 3)

       -----------------------------------------------------------------
       Coal -- 0.1%
         Alpha Natural Resources, Inc.+.............. 42,716 $   823,137
         International Coal Group, Inc.+#............ 93,834     597,723
         James River Coal Co.+#...................... 13,757     202,365
         Westmoreland Coal Co.+#.....................  5,886     164,808
                                                             -----------
                                                               1,788,033
                                                             -----------
       Coatings/Paint -- 0.0%
         Kronos Worldwide, Inc.#.....................  2,062      64,561
                                                             -----------
       Coffee -- 0.1%
         Farmer Brothers Co.#........................  5,524     122,909
         Green Mountain Coffee Roasters, Inc.+#......  3,939     266,474
         Peet's Coffee & Tea, Inc.+#................. 11,418     297,667
                                                             -----------
                                                                 687,050
                                                             -----------
       Collectibles -- 0.1%
         RC2 Corp.+.................................. 17,204     773,148
         The Topps Co., Inc.......................... 28,495     291,219
                                                             -----------
                                                               1,064,367
                                                             -----------
       Commerce -- 0.1%
         Agile Software Corp.+....................... 46,991     376,868
         Ariba, Inc.+#............................... 61,605     573,542
         i2 Technologies, Inc.+#..................... 11,700     219,492
         webMethods, Inc.+........................... 44,884     412,933
                                                             -----------
                                                               1,582,835
                                                             -----------
       Commercial Services -- 0.7%
         Arbitron, Inc............................... 24,865   1,301,931
         Coinmach Service Corp., Class A............. 21,764     239,404
         CoStar Group, Inc.+#........................ 13,861     752,098
         DynCorp International, Inc., Class A+....... 20,670     358,418
         ExlService Holdings, Inc.+..................  4,756      89,365
         First Advantage Corp., Class A+#............  5,675     135,689
         ICT Group, Inc.+#...........................  5,591     105,390
         Live Nation, Inc.+.......................... 52,699   1,180,458
         Medifast, Inc.+#............................  9,593      83,747
         PeopleSupport, Inc.+#....................... 19,351     234,341
         PHH Corp.+.................................. 44,003   1,364,093
         Pre-Paid Legal Services, Inc.+..............  7,426     482,467
         Source Interlink Cos., Inc.+#............... 28,106     152,616
         Standard Parking Corp.+.....................  4,216     154,643
         StarTek, Inc.#..............................  9,352      97,635
         Team, Inc.+#................................  5,248     205,669
         TeleTech Holdings, Inc.+.................... 26,976     949,016
         The Providence Service Corp.+#..............  9,917     267,461
         Vertrue, Inc.+#.............................  6,241     301,128
                                                             -----------
                                                               8,455,569
                                                             -----------
       Commercial Services - Finance -- 0.9%
         Advance America Cash Advance Centers, Inc.#. 55,782     984,552
         Bankrate, Inc.+#............................  8,442     367,227
         CBIZ, Inc.+#................................ 45,230     338,321
         Clayton Holdings, Inc.+.....................  7,120     102,528
         Coinstar, Inc.+............................. 23,026     727,391
         Deluxe Corp................................. 42,377   1,850,604
         Dollar Financial Corp.+..................... 10,154     310,306
         Equifax, Inc................................  8,970     377,009
         Euronet Worldwide, Inc.+#................... 28,975     778,558
         Global Cash Access, Inc.+................... 27,500     446,875
         Heartland Payment Systems, Inc.#............ 12,105     308,072
         Interactive Data Corp....................... 29,617     859,782
         Jackson Hewitt Tax Service, Inc............. 27,123     820,471
         Morningstar, Inc.+#......................... 11,614     555,265
         Net 1 UEPS Technologies, Inc.+#............. 41,656   1,115,548
         QC Holdings, Inc.#..........................  4,493      67,395
         Rewards Network, Inc.+#..................... 21,889      85,586
         TNS, Inc.................................... 19,897     236,177
         Wright Express Corp.+#...................... 33,291   1,167,515
                                                             -----------
                                                              11,499,182
                                                             -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                   Security Description            Shares   (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Communications Software -- 0.2%
            Avid Technology, Inc.+#...............  34,891 $ 1,189,783
            Digi International, Inc.+.............  20,517     288,264
            DivX, Inc.+...........................   7,530     120,329
            InPhonic, Inc.+#......................  19,714     172,695
            Inter-Tel, Inc........................  17,395     454,879
            Smith Micro Software, Inc.+#..........  19,790     311,297
                                                           -----------
                                                             2,537,247
                                                           -----------
          Computer Aided Design -- 0.4%
            Ansys, Inc.+#.........................  27,220   1,528,675
            Aspen Technology, Inc.+...............  72,474   1,076,964
            Parametric Technology Corp.+..........  92,019   1,718,915
                                                           -----------
                                                             4,324,554
                                                           -----------
          Computer Graphics -- 0.1%
            Trident Microsystems, Inc.+#..........  47,169     962,248
                                                           -----------
          Computer Services -- 0.8%
            BISYS Group, Inc.+....................  99,489   1,168,996
            CACI International, Inc., Class A+....  25,237   1,300,967
            CIBER, Inc.+..........................  45,071     401,583
            COMSYS IT Partners, Inc.+.............  13,571     312,404
            Covansys Corp.+.......................  25,781     871,140
            iGate Corp.+..........................  18,194     130,997
            IHS, Inc.+............................  19,295     775,466
            Manhattan Associates, Inc.+...........  22,687     659,284
            Ness Technologies, Inc.+..............  24,845     295,904
            Perot Systems Corp., Class A+.........  71,382   1,219,204
            SI International, Inc.+...............  10,596     334,304
            SRA International, Inc.+..............  31,642     803,390
            Sykes Enterprises, Inc.+..............  24,143     470,306
            Syntel, Inc.#.........................   6,977     241,544
            Tyler Technologies, Inc.+#............  32,360     392,527
                                                           -----------
                                                             9,378,016
                                                           -----------
          Computer Software -- 0.1%
            Blackbaud, Inc........................  36,068     854,451
            Double-Take Software, Inc.+...........   6,755     106,662
            Guidance Software, Inc.+..............   2,677      37,130
            Omniture, Inc.+#......................  11,383     199,316
                                                           -----------
                                                             1,197,559
                                                           -----------
          Computers -- 0.2%
            Gateway, Inc.+#....................... 233,780     418,466
            Palm, Inc.+#..........................  75,703   1,233,202
            Rackable Systems, Inc.+#..............  22,864     277,340
                                                           -----------
                                                             1,929,008
                                                           -----------
          Computers - Integrated Systems -- 1.0%
            3D Systems Corp.+#....................  12,700     256,032
            Agilysys, Inc.........................  25,214     547,648
            Brocade Communications Systems, Inc.+. 325,777   2,990,633
            Echelon Corp.+#.......................  25,454     443,918
            Integral Systems, Inc#................   9,082     232,499
            Jack Henry & Assoc., Inc..............  65,683   1,737,315
            Kronos, Inc.+.........................  26,474   1,450,510
            Maxwell Technologies, Inc.+#..........  11,852     162,847
            Mercury Computer Systems, Inc.+.......  18,348     238,891
            MICROS Systems, Inc.+.................  32,109   1,781,728
            MTS Systems Corp......................  15,074     661,899
            NetScout Systems, Inc.+...............  21,291     172,244
            Radiant Systems, Inc.+#...............  21,571     290,346
            Radisys Corp.+#.......................  17,423     235,559
            Stratasys, Inc.+#.....................   8,365     402,775
                                                           -----------
                                                            11,604,844
                                                           -----------

                                                                   Value
                   Security Description                  Shares   (Note 3)

    ------------------------------------------------------------------------
    Computers - Memory Devices -- 0.2%
      Hutchinson Technology, Inc.+#.....................  21,188 $   387,317
      Imation Corp......................................  28,813   1,092,301
      Isilon Systems, Inc.+#............................   6,894     101,135
      Komag, Inc.+#.....................................  25,384     615,816
      Quantum Corp.+#................................... 160,205     495,033
      Silicon Storage Technology, Inc.+.................  74,728     295,175
                                                                 -----------
                                                                   2,986,777
                                                                 -----------
    Computers - Periphery Equipment -- 0.2%
      Electronics for Imaging, Inc.+....................  47,834   1,363,747
      Mobility Electronics, Inc.+#......................  23,128      70,078
      Sigma Designs, Inc.+#.............................  18,795     524,944
      Synaptics, Inc.+#.................................  20,657     651,935
                                                                 -----------
                                                                   2,610,704
                                                                 -----------
    Computers - Voice Recognition -- 0.0%
      Intervoice, Inc.+#................................  31,809     250,655
                                                                 -----------
    Consulting Services -- 0.9%
      BearingPoint, Inc.+#.............................. 153,702   1,135,858
      CRA International, Inc.+#.........................   9,344     494,204
      Diamond Management & Technology Consultants, Inc..  24,133     313,970
      First Consulting Group, Inc.+.....................  18,991     171,869
      Forrester Research, Inc.+.........................  12,083     327,691
      FTI Consulting, Inc.+#............................  34,962   1,296,391
      Gartner, Inc., Class A+#..........................  42,901   1,182,352
      Huron Consulting Group, Inc.+.....................  15,132   1,036,845
      LECG Corp.+#......................................  20,130     297,924
      MAXIMUS, Inc......................................  17,711     765,469
      Navigant Consulting, Inc.+........................  35,122     731,942
      The Advisory Board Co.+#..........................  15,406     802,190
      Watson Wyatt Worldwide, Inc., Class A.............  34,952   1,802,475
                                                                 -----------
                                                                  10,359,180
                                                                 -----------
    Consumer Products - Misc. -- 0.6%
      American Greetings Corp., Class A#................  44,083   1,155,416
      Blyth, Inc........................................  21,324     585,131
      Central Garden and Pet Co. Class A+...............  53,378     710,995
      CSS Industries, Inc.#.............................   5,577     213,543
      Fossil, Inc.+.....................................  35,792   1,117,068
      Playtex Products, Inc.+...........................  46,137     687,441
      Russ Berrie and Co., Inc.+#.......................   9,724     165,016
      Spectrum Brands, Inc.+#...........................  30,505     256,242
      Tupperware Brands Corp............................  50,091   1,448,131
      WD-40 Co.#........................................  13,874     462,420
                                                                 -----------
                                                                   6,801,403
                                                                 -----------
    Containers - Metal/Glass -- 0.2%
      Greif, Inc., Class A..............................  27,228   1,515,511
      Silgan Holdings, Inc..............................  19,217   1,109,205
                                                                 -----------
                                                                   2,624,716
                                                                 -----------
    Containers - Paper/Plastic -- 0.1%
      AEP Industries, Inc.+.............................   5,359     239,226
      Chesapeake Corp...................................  16,372     218,893
      Graphic Packaging Corp.+#.........................  62,534     308,918
                                                                 -----------
                                                                     767,037
                                                                 -----------
    Cosmetics & Toiletries -- 0.2%
      Chattem, Inc.+#...................................  14,406     917,230
      Elizabeth Arden, Inc.+#...........................  21,437     502,055
      Inter Parfums, Inc.#..............................   3,842     102,005
      Parlux Fragrances, Inc.+#.........................   9,889      44,105
      Physicians Formula Holdings, Inc.+#...............   6,193     107,139
      Revlon, Inc., Class A+#........................... 159,188     221,271
                                                                 -----------
                                                                   1,893,805
                                                                 -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Data Processing/Management -- 0.3%
             Commvault Systems, Inc.+.............. 10,568 $  177,120
             CSG Systems International, Inc.+#..... 36,735  1,021,233
             eFunds Corp.+......................... 38,420  1,298,980
             FalconStor Software, Inc.+#........... 30,579    331,782
             Infocrossing, Inc.+#.................. 14,087    257,088
             infoUSA, Inc.......................... 27,746    296,327
             Pegasystems, Inc.#.................... 11,850    127,388
             Schawk, Inc.#......................... 12,772    260,421
                                                           ----------
                                                            3,770,339
                                                           ----------
           Decision Support Software -- 0.1%
             QAD, Inc.#............................ 12,599    104,823
             SPSS, Inc.+........................... 15,978    703,192
             Wind River Systems, Inc.+............. 62,275    660,738
                                                           ----------
                                                            1,468,753
                                                           ----------
           Dental Supplies & Equipment -- 0.1%
             Align Technology, Inc.+#.............. 46,066  1,049,844
             Sirona Dental Systems, Inc.#.......... 14,548    504,088
                                                           ----------
                                                            1,553,932
                                                           ----------
           Diagnostic Equipment -- 0.2%
             Hansen Medical, Inc.+#................  5,430    104,799
             Immucor, Inc.+........................ 56,021  1,769,143
             Neurometrix, Inc.+#................... 10,301     92,812
                                                           ----------
                                                            1,966,754
                                                           ----------
           Diagnostic Kits -- 0.3%
             Biosite, Inc.+........................ 13,432  1,234,669
             Inverness Medical Innovations, Inc.+#. 31,882  1,520,453
             Meridian Bioscience, Inc.............. 26,028    549,711
             OraSure Technologies, Inc.+#.......... 37,910    290,391
             Quidel Corp.+......................... 24,825    364,679
                                                           ----------
                                                            3,959,903
                                                           ----------
           Direct Marketing -- 0.2%
             Catalina Marketing Corp............... 38,132  1,216,411
             FTD Group, Inc........................ 10,607    188,062
             Gaiam, Inc.+.......................... 12,706    204,821
             ValueVision Media, Inc., Class A+..... 25,170    281,149
                                                           ----------
                                                            1,890,443
                                                           ----------
           Disposable Medical Products -- 0.2%
             Arrow International, Inc.............. 18,795    721,728
             ICU Medical, Inc.+.................... 11,798    473,690
             Medical Action Industries, Inc.+...... 11,378    229,836
             Merit Medical Systems, Inc.+.......... 22,490    257,510
             Volcano Corp.+........................  7,158    145,021
                                                           ----------
                                                            1,827,785
                                                           ----------
           Distribution/Wholesale -- 0.8%
             Beacon Roofing Supply, Inc.+#......... 36,159    647,246
             BlueLinx Holdings, Inc.#.............. 10,354    118,139
             Brightpoint, Inc.+#................... 41,532    545,731
             Building Materials Holding Corp.#..... 23,912    366,332
             Central European Distribution Corp.+#. 29,484  1,017,493
             Core-Mark Holding Co., Inc.+#.........  8,190    283,046
             Directed Electronics, Inc.+#..........  7,733     68,592
             Houston Wire & Cable Co.+#............  7,015    200,839
             LKQ Corp.+#........................... 36,931    922,167
             MWI Veterinary Supply, Inc.+..........  4,620    178,147
             NuCo2, Inc.+#......................... 12,815    331,396
             Owens & Minor, Inc.................... 33,115  1,175,583
             Scansource, Inc.+#.................... 21,196    614,260
             United Stationers, Inc.+.............. 24,526  1,645,449
             Watsco, Inc........................... 23,016  1,454,841
                                                           ----------
                                                            9,569,261
                                                           ----------

                                                                 Value
                    Security Description                Shares  (Note 3)

     ---------------------------------------------------------------------
     Diversified Financial Services -- 0.0%
       Newstar Financial Inc+.......................... 11,409 $   161,551
                                                               -----------
     Diversified Manufactured Operations -- 1.1%
       A.O. Smith Corp................................. 16,914     664,551
       Actuant Corp., Class A#......................... 22,532   1,253,455
       Acuity Brands, Inc.............................. 37,088   2,251,613
       Ameron International Corp.......................  7,220     566,770
       Barnes Group, Inc............................... 32,624     962,082
       Blount International, Inc.+..................... 31,347     409,392
       EnPro Industries, Inc.+......................... 17,418     723,544
       ESCO Technologies, Inc.+#....................... 21,303   1,079,423
       Federal Signal Corp............................. 39,860     651,312
       GenTek, Inc.+#..................................  8,442     297,665
       Griffon Corp.+#................................. 24,583     573,767
       Koppers Holdings, Inc.#.........................  8,240     265,081
       Lancaster Colony Corp........................... 20,033     877,646
       Matthews International Corp., Class A........... 26,532   1,172,980
       Raven Industries, Inc.#......................... 13,288     468,003
       Standex International Corp...................... 10,214     291,405
       Tredegar Corp................................... 28,167     650,939
                                                               -----------
                                                                13,159,628
                                                               -----------
     Diversified Minerals -- 0.0%
       AMCOL International Corp.#...................... 18,128     450,843
                                                               -----------
     Diversified Operations -- 0.0%
       Resource America, Inc., Class A#................ 12,988     305,867
                                                               -----------
     Diversified Operations/Commerical Services -- 0.2%
       Chemed Corp..................................... 21,609   1,447,803
       Compass Diversified Trust....................... 10,824     187,905
       Viad Corp....................................... 17,409     772,437
       Volt Information Sciences, Inc.+#............... 10,277     255,178
                                                               -----------
                                                                 2,663,323
                                                               -----------
     Drug Delivery Systems -- 0.2%
       Alkermes, Inc.+#................................ 79,863   1,282,600
       Bentley Pharmaceuticals, Inc.+#................. 15,932     188,954
       Depomed, Inc.+#................................. 34,857     152,325
       Emisphere Technologies, Inc.+#.................. 19,673      77,708
       I-Flow Corp.+#.................................. 19,313     302,828
       Nastech Pharmaceutical Co., Inc.+#.............. 20,962     252,382
       Noven Pharmaceuticals, Inc.+.................... 19,560     458,682
       Penwest Pharmaceuticals Co.+#................... 18,863     245,219
                                                               -----------
                                                                 2,960,698
                                                               -----------
     E - Commerce/Products -- 0.1%
       1-800-FLOWERS.COM, Inc., Class A+#.............. 20,707     183,671
       Blue Nile, Inc.+#............................... 10,946     629,067
       drugstore.com, Inc.+............................ 66,159     167,382
       Overstock.com, Inc.+#........................... 10,515     193,686
       Shutterfly, Inc.+#..............................  2,156      40,339
       Stamps.com, Inc.+............................... 14,108     192,574
       US Auto Parts Network, Inc.+....................  8,253      65,529
                                                               -----------
                                                                 1,472,248
                                                               -----------
     E - Commerce/Services -- 0.1%
       Move, Inc.+..................................... 82,765     347,613
       priceline.com, Inc.+............................ 19,272   1,191,780
                                                               -----------
                                                                 1,539,393
                                                               -----------
     E - Marketing/Info -- 0.7%
       24/7 Real Media, Inc.+#......................... 42,126     494,559
       aQuantive, Inc.+................................ 62,890   4,011,753
       Digital River, Inc.+............................ 32,637   1,678,194
       Liquidity Services, Inc.+#......................  6,411     128,028
       Netratings, Inc.+............................... 10,993     230,413
       ValueClick, Inc.+............................... 79,196   2,481,211
                                                               -----------
                                                                 9,024,158
                                                               -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                   Security Description                 Shares   (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     E - Services/Consulting -- 0.2%
       Access Integrated Technologies, Inc., Class A+#.  11,853 $    84,986
       GSI Commerce, Inc.+#............................  32,334     739,802
       Perficient, Inc.+#..............................  15,289     321,069
       RightNow Technologies, Inc.+#...................  12,399     193,176
       Sapient Corp.+#.................................  67,335     505,013
       Websense, Inc.+.................................  36,918     830,655
                                                                -----------
                                                                  2,674,701
                                                                -----------
     Educational Software -- 0.1%
       Blackboard, Inc.+#..............................  22,902     942,418
       INVESTools, Inc.+...............................  54,073     660,772
       Renaissance Learning, Inc.#.....................   6,486      76,340
                                                                -----------
                                                                  1,679,530
                                                                -----------
     Electric Products - Misc. -- 0.2%
       GrafTech International, Ltd.+...................  81,317   1,258,787
       Lamson & Sessions Co.+..........................  11,466     320,246
       Littelfuse, Inc.+...............................  18,438     738,995
                                                                -----------
                                                                  2,318,028
                                                                -----------
     Electric - Integrated -- 1.6%
       Allete, Inc.....................................  20,747     995,856
       Aquila, Inc.+................................... 308,552   1,317,517
       Avista Corp.....................................  42,948   1,005,842
       Black Hills Corp.#..............................  31,112   1,275,281
       CH Energy Group, Inc.#..........................  13,020     616,627
       Cleco Corp......................................  46,685   1,259,561
       Duquesne Light Holdings, Inc....................  73,222   1,479,084
       El Paso Electric Co.+...........................  39,985   1,087,992
       IDACORP, Inc....................................  35,348   1,173,907
       MGE Energy, Inc.#...............................  16,896     573,112
       Northwestern Corp...............................  29,318     966,321
       Osiris Therapeutics, Inc.+#.....................   2,891      32,900
       Otter Tail Corp.#...............................  24,336     795,787
       Pike Electric Corp.+#...........................  12,945     282,331
       PNM Resources, Inc..............................  62,683   1,849,775
       Portland General Electric Co....................  22,199     651,319
       The Empire District Electric Co.................  24,738     583,569
       UIL Holdings Corp...............................  20,276     665,053
       Unisource Energy Corp...........................  28,965   1,058,092
       Westar Energy, Inc..............................  71,968   1,907,872
                                                                -----------
                                                                 19,577,798
                                                                -----------
     Electric - Transmission -- 0.1%
       ITC Holdings Corp...............................  14,939     648,353
                                                                -----------
     Electronic Components - Misc. -- 0.5%
       Bel Fuse, Inc., Class B#........................   8,312     301,892
       Benchmark Electronics, Inc.+....................  58,217   1,287,178
       CTS Corp........................................  29,643     356,309
       Cubic Corp......................................  12,846     322,820
       Daktronics, Inc.#...............................  32,033     767,511
       Methode Electronics, Inc........................  30,799     464,449
       OSI Systems, Inc.+#.............................  12,181     326,085
       Plexus Corp.+...................................  37,788     831,714
       Rogers Corp.+#..................................  14,395     579,255
       Technitrol, Inc.................................  33,499     882,363
                                                                -----------
                                                                  6,119,576
                                                                -----------
     Electronic Components - Semiconductors -- 1.4%
       Actel Corp.+....................................  21,354     298,315
       Advanced Analogic Technologies, Inc.+...........  30,373     269,105
       AMIS Holdings, Inc.+............................  35,972     459,722
       Amkor Technology, Inc.+#........................  84,498   1,201,562
       Applied Micro Circuits Corp.+................... 243,848     685,213
       Bookham, Inc.+#.................................  57,470     123,560
       Conexant Systems, Inc.+#........................ 396,694     511,735
       Diodes, Inc.+...................................  16,322     603,751
       DSP Group, Inc.+................................  23,513     512,348
       Emcore Corp.+#..................................  33,595     162,936

                                                                    Value
                   Security Description                   Shares   (Note 3)

   --------------------------------------------------------------------------
   Electronic Components - Semiconductors (continued)
     Ikanos Communications, Inc.+........................  16,960 $   121,094
     IPG Photonics Corp.+................................   8,546     191,687
     IXYS Corp.+.........................................  22,472     210,113
     Kopin Corp.+#.......................................  56,461     202,130
     Lattice Semiconductor Corp.+........................  94,264     496,771
     Microsemi Corp.+#...................................  61,690   1,421,954
     Microtune, Inc.+#...................................  43,700     223,307
     Mindspeed Technologies, Inc.+#......................  90,987     198,352
     MIPS Technologies, Inc.+............................  35,924     317,568
     Monolithic Power Systems, Inc.+#....................  19,026     321,920
     MoSys, Inc.+#.......................................  18,624     149,923
     Netlogic Microsystems, Inc.+#.......................  13,156     405,731
     OmniVision Technologies, Inc.+#.....................  43,968     769,440
     ON Semiconductor Corp.+#............................ 112,581   1,209,120
     PLX Technology, Inc.+#..............................  20,659     224,976
     Semtech Corp.+......................................  59,705     994,088
     Silicon Image, Inc.+................................  71,696     600,812
     SiRF Technology Holdings, Inc.+#....................  42,408     920,254
     Skyworks Solutions, Inc.+........................... 132,385     938,610
     Staktek Holdings, Inc.+.............................   9,855      27,200
     Supertex, Inc.+#....................................   9,907     332,182
     Transmeta Corp.--Delaware+#......................... 161,396      58,103
     TranSwitch Corp.+#.................................. 104,994     180,590
     Virage Logic Corp.+#................................  12,821      92,055
     Volterra Semiconductor Corp.+#......................  15,458     243,000
     Zoran Corp.+........................................  40,484     814,943
                                                                  -----------
                                                                   16,494,170
                                                                  -----------
   Electronic Design Automation -- 0.2%
     Ansoft Corp.+.......................................  13,563     434,559
     Comtech Group, Inc.+#...............................  12,076     210,605
     Magma Design Automation, Inc.+......................  30,988     459,242
     Mentor Graphics Corp.+#.............................  70,181   1,000,781
                                                                  -----------
                                                                    2,105,187
                                                                  -----------
   Electronic Forms -- 0.0%
     Convera Corp., Class A+#............................  23,215      98,896
                                                                  -----------
   Electronic Measurement Instruments -- 0.5%
     Analogic Corp.......................................  11,432     754,512
     Badger Meter, Inc.#.................................  11,472     294,716
     Eagle Test Systems, Inc.+...........................   6,643     104,627
     FLIR Systems, Inc.+#................................  54,131   2,238,858
     Itron, Inc.+#.......................................  24,733   1,673,187
     Measurement Specialties, Inc.+#.....................  11,409     226,925
     RAE Systems, Inc.+#.................................  31,828      80,525
     Zygo Corp.+#........................................  14,916     225,530
                                                                  -----------
                                                                    5,598,880
                                                                  -----------
   Electronic Security Devices -- 0.1%
     American Science and Engineering, Inc.+#............   7,524     407,650
     LoJack Corp.+#......................................  15,543     341,635
     Taser International, Inc.+#.........................  51,255     540,228
                                                                  -----------
                                                                    1,289,513
                                                                  -----------
   Electronics - Military -- 0.0%
     EDO Corp.#..........................................  13,715     460,413
                                                                  -----------
   Energy - Alternate Sources -- 0.4%
     Aventine Renewable Energy Holdings, Inc.+#..........  24,982     420,447
     Evergreen Energy, Inc.+#............................  58,617     405,043
     Evergreen Solar, Inc.+#.............................  55,189     462,484
     First Solar, Inc.+#.................................  18,168   1,236,151
     FuelCell Energy, Inc.+#.............................  54,722     377,582
     Headwaters, Inc.+#..................................  34,923     688,682
     MGP Ingredients, Inc.#..............................   7,884     134,501
     Pacific Ethanol, Inc.+#.............................  22,698     305,515
     Plug Power, Inc.+#..................................  59,756     176,878
     Quantum Fuel Systems Technologies Worldwide, Inc.+#.  43,171      77,276
     Sunpower Corp., Class A+#...........................   9,440     504,190

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Energy - Alternate Sources (continued)
         Syntroleum Corp.+#..........................  32,511 $   97,208
         US BioEnergy Corp+#.........................   9,508    122,463
         Verasun Energy Corp.+#......................  15,099    229,354
                                                              ----------
                                                               5,237,774
                                                              ----------
       Engineering/R&D Services -- 0.3%
         EMCOR Group, Inc.+..........................  25,983  1,704,225
         ENGlobal Corp.+.............................  13,310    137,626
         SAIC, Inc.+#................................  81,119  1,634,548
         Stanley, Inc.+..............................   5,141     92,332
                                                              ----------
                                                               3,568,731
                                                              ----------
       Engines - Internal Combustion -- 0.1%
         Briggs & Stratton Corp.#....................  42,243  1,370,785
                                                              ----------
       Enterprise Software/Service -- 0.8%
         Advent Software, Inc.+#.....................  16,829    606,685
         Concur Technologies, Inc.+#.................  26,530    528,478
         Emageon, Inc.+#.............................  17,299    131,126
         Epicor Software Corp.+#.....................  47,772    691,739
         Informatica Corp.+..........................  71,161  1,085,917
         JDA Software Group, Inc.+#..................  24,094    438,270
         Lawson Software, Inc.+#..................... 102,756    943,300
         ManTech International Corp., Class A+.......  14,876    475,734
         MicroStrategy, Inc., Class A+#..............   7,865    816,544
         Neoware, Inc.+#.............................  16,356    198,398
         Omnicell, Inc.+.............................  23,962    539,385
         Opnet Technologies, Inc.+...................  10,651    120,037
         Packeteer, Inc.+............................  28,680    294,257
         Sybase, Inc.+...............................  74,342  1,788,668
         SYNNEX Corp.+#..............................  10,887    222,966
         Taleo Corp., Class A+#......................  11,828    231,829
         The Ultimate Software Group, Inc.+#.........  20,739    586,706
                                                              ----------
                                                               9,700,039
                                                              ----------
       Entertainment Software -- 0.3%
         Midway Games, Inc.+#........................  29,505    186,177
         Take-Two Interactive Software, Inc.+#.......  59,082  1,216,498
         THQ, Inc.+..................................  52,723  1,797,854
                                                              ----------
                                                               3,200,529
                                                              ----------
       Environmental Consulting & Engineering -- 0.1%
         Tetra Tech, Inc.+...........................  47,402  1,045,688
                                                              ----------
       Environmental Monitoring & Detection -- 0.1%
         Clean Harbors, Inc.+........................  12,958    608,896
         Mine Safety Appliances Co.#.................  25,513  1,097,059
                                                              ----------
                                                               1,705,955
                                                              ----------
       Filtration/Separation Products -- 0.1%
         CLARCOR, Inc................................  42,773  1,429,474
         Flanders Corp.+#............................  10,574     75,181
                                                              ----------
                                                               1,504,655
                                                              ----------
       Finance - Auto Loans -- 0.0%
         Credit Acceptance Corp.+#...................   7,334    196,111
         United PanAm Financial Corp.+#..............   8,027    126,024
                                                              ----------
                                                                 322,135
                                                              ----------
       Finance - Consumer Loans -- 0.2%
         ASTA Funding, Inc.#.........................   9,709    409,817
         Ocwen Financial Corp.+#.....................  28,278    400,416
         Portfolio Recovery Associates, Inc.#........  13,130    777,296
         World Acceptance Corp.+#....................  15,145    641,845
                                                              ----------
                                                               2,229,374
                                                              ----------
       Finance - Credit Card -- 0.1%
         Advanta Corp., Class B......................  15,962    802,250
         CompuCredit Corp.+#.........................  18,101    666,479
                                                              ----------
                                                               1,468,729
                                                              ----------

                                                                   Value
                   Security Description                  Shares   (Note 3)

    -----------------------------------------------------------------------
    Finance - Investment Banker/Broker -- 0.7%
      Friedman Billings Ramsey Group, Inc., Class A#.... 121,333 $  760,758
      GFI Group, Inc.+#.................................   9,851    733,899
      Greenhill & Co., Inc.#............................  14,555  1,047,960
      KBW, Inc.+........................................   5,607    183,293
      Knight Capital Group, Inc., Class A+..............  86,222  1,492,503
      LaBranche & Co., Inc.+#...........................  43,796    361,755
      optionsXpress Holdings, Inc.#.....................  17,133    436,549
      Penson Worldwide, Inc.+...........................   6,849    197,114
      Piper Jaffray Cos., Inc.+.........................  15,350  1,026,915
      Sanders Morris Harris Group, Inc..................  13,971    191,263
      Stifel Financial Corp.+#..........................  12,313    741,366
      SWS Group, Inc.#..................................  19,575    472,540
      Thomas Weisel Partners Group, Inc.+#..............   5,605     98,088
      Tradestation Group, Inc.+.........................  21,207    252,787
                                                                 ----------
                                                                  7,996,790
                                                                 ----------
    Finance - Leasing Companies -- 0.1%
      Financial Federal Corp.#..........................  22,368    608,186
      Marlin Business Services, Corp.+#.................   9,779    201,350
                                                                 ----------
                                                                    809,536
                                                                 ----------
    Finance - Mortgage Loan/Banker -- 0.1%
      Accredited Home Lenders Holding Co.+#.............  17,620    246,504
      Centerline Holding Co.#...........................  43,033    847,320
      Doral Financial Corp.+#...........................  74,175     94,944
      Federal Agricultural Mtg. Corp., Class C..........   8,617    253,253
                                                                 ----------
                                                                  1,442,021
                                                                 ----------
    Finance - Other Services -- 0.2%
      Asset Acceptance Capital Corp.+...................  13,108    251,674
      eSPEED, Inc., Class A+#...........................  16,934    154,099
      International Securities Exchange Holdings, Inc.#.  31,425  2,043,882
      MarketAxess Holdings, Inc.+.......................  26,672    471,294
                                                                 ----------
                                                                  2,920,949
                                                                 ----------
    Financial Guarantee Insurance -- 0.0%
      ACA Capital Holdings, Inc.+#......................   5,709     82,267
      Triad Guaranty, Inc.+.............................   9,509    424,006
                                                                 ----------
                                                                    506,273
                                                                 ----------
    Firearms & Ammunition -- 0.0%
      Smith & Wesson Holding Corp.+#....................  24,095    335,643
                                                                 ----------
    Food - Baking -- 0.1%
      Flowers Foods, Inc................................  42,703  1,473,253
                                                                 ----------
    Food - Canned -- 0.1%
      Treehouse Foods, Inc.+............................  25,680    720,067
                                                                 ----------
    Food - Confectionery -- 0.1%
      Tootsie Roll Industries, Inc.#....................  30,251    850,053
                                                                 ----------
    Food - Misc. -- 0.4%
      Chiquita Brands International, Inc.#..............  34,772    637,718
      Diamond Foods, Inc.#..............................  12,936    213,056
      Hain Celestial Group, Inc.+.......................  25,649    733,561
      J & J Snack Foods Corp............................  11,317    445,098
      Lance, Inc........................................  25,008    593,940
      M&F Worldwide Corp.+#.............................   9,169    626,151
      Ralcorp Holdings, Inc.+#..........................  21,875  1,272,250
      Seaboard Corp.....................................     292    647,656
                                                                 ----------
                                                                  5,169,430
                                                                 ----------
    Food - Retail -- 0.3%
      Arden Group, Inc., Class A........................   1,090    142,267
      Great Atlantic & Pacific Tea Co., Inc.+#..........  15,912    549,123
      Ingles Markets, Inc., Class A.....................   9,711    346,586
      Pathmark Stores, Inc.+............................  42,981    558,753
      Ruddick Corp......................................  32,869  1,028,471
      Village Super Market, Class A.....................   2,710    116,394
      Weis Markets, Inc.................................   7,879    337,852
      Wild Oats Markets, Inc.+#.........................  23,840    410,048
                                                                 ----------
                                                                  3,489,494
                                                                 ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Food - Wholesale/Distribution -- 0.2%
           Nash Finch Co.#.......................... 11,015 $   518,256
           Performance Food Group Co.+.............. 28,555   1,013,702
           Spartan Stores, Inc...................... 17,366     458,462
           United Natural Foods, Inc.+#............. 34,856     954,009
                                                            -----------
                                                              2,944,429
                                                            -----------
         Footwear & Related Apparel -- 0.5%
           Crocs, Inc.+#............................  8,190     666,339
           Deckers Outdoor Corp.+...................  9,026     793,295
           Heelys, Inc.+#...........................  5,311     174,148
           Iconix Brand Group, Inc.+................ 39,589     880,855
           Skechers USA, Inc., Class A+.............  9,872     316,891
           Steven Madden, Ltd....................... 17,190     560,050
           Stride Rite Corp......................... 30,333     611,210
           Timberland Co., Class A+................. 41,329   1,129,935
           Weyco Group, Inc.#.......................  5,706     147,785
           Wolverine World Wide, Inc................ 46,057   1,337,035
                                                            -----------
                                                              6,617,543
                                                            -----------
         Forestry -- 0.0%
           Deltic Timber Corp.#.....................  8,410     453,804
                                                            -----------
         Funeral Services & Related Items -- 0.1%
           Stewart Enterprises, Inc., Class A....... 86,801     671,840
                                                            -----------
         Gambling (Non - Hotel) -- 0.2%
           Century Casinos, Inc.+#.................. 16,781     140,457
           Dover Downs Gaming & Entertainment, Inc.. 12,015     175,659
           Isle of Capri Casinos, Inc.+#............ 12,938     319,828
           Lakes Entertainment, Inc.+#.............. 18,895     215,403
           Pinnacle Entertainment, Inc.+............ 49,295   1,508,427
                                                            -----------
                                                              2,359,774
                                                            -----------
         Gas - Distribution -- 0.9%
           Cascade Natural Gas Corp.................  9,484     249,714
           EnergySouth, Inc.#.......................  5,700     278,331
           Laclede Group, Inc....................... 17,617     548,946
           New Jersey Resources Corp................ 23,151   1,268,212
           Nicor, Inc.#............................. 36,658   1,721,093
           Northwest Natural Gas Co................. 22,779   1,135,077
           Piedmont Natural Gas, Inc.#.............. 63,057   1,673,533
           South Jersey Industries, Inc.#........... 24,089     936,339
           Southwest Gas Corp....................... 33,085   1,262,524
           WGL Holdings, Inc........................ 40,279   1,420,640
                                                            -----------
                                                             10,494,409
                                                            -----------
         Golf -- 0.1%
           Callaway Golf Co.#....................... 62,515   1,135,898
                                                            -----------
         Hazardous Waste Disposal -- 0.0%
           American Ecology Corp.#.................. 12,866     278,549
                                                            -----------
         Health Care Cost Containment -- 0.0%
           Corvel Corp.+............................  6,537     179,375
           Healthspring, Inc.+...................... 15,516     378,901
                                                            -----------
                                                                558,276
                                                            -----------
         Home Furnishings -- 0.4%
           American Woodmark Corp.#.................  9,866     367,509
           Ethan Allen Interiors, Inc.#............. 27,294     991,045
           Furniture Brands International, Inc.#.... 37,263     540,313
           Hooker Furniture Corp.#..................  8,832     218,504
           Kimball International, Inc., Class B..... 20,389     278,310
           La-Z-Boy, Inc.#.......................... 42,716     502,340
           Sealy Corp.#............................. 16,673     275,938
           Stanley Furniture Co., Inc.#.............  9,195     211,393
           Tempur-Pedic International, Inc.#........ 41,407   1,050,082
                                                            -----------
                                                              4,435,434
                                                            -----------

                                                              Value
                   Security Description              Shares  (Note 3)

        ---------------------------------------------------------------
        Hotels/Motels -- 0.2%
          Gaylord Entertainment Co.+................ 33,557 $ 1,890,266
          Lodgian, Inc.+............................ 16,889     256,544
          Marcus Corp............................... 17,748     414,771
          Morgans Hotel Group Co.+#................. 14,859     365,234
                                                            -----------
                                                              2,926,815
                                                            -----------
        Housewares -- 0.0%
          Lifetime Brands, Inc.#....................  9,304     195,942
          National Presto Industries, Inc...........  3,919     237,570
                                                            -----------
                                                                433,512
                                                            -----------
        Human Resources -- 0.9%
          Administaff, Inc.......................... 18,861     687,672
          AMN Healthcare Services, Inc.+............ 28,640     644,973
          Barrett Business Services, Inc............  5,754     144,483
          CDI Corp.#................................ 10,570     353,461
          Cross Country Healthcare, Inc.+........... 26,514     461,609
          Gevity HR, Inc............................ 20,191     424,011
          Heidrick & Struggles International, Inc.+. 15,150     738,411
          Hudson Highland Group, Inc.+.............. 20,276     437,556
          Kelly Services, Inc., Class A............. 16,703     481,380
          Kenexa Corp.+#............................ 15,758     614,719
          Kforce, Inc.+............................. 24,025     386,082
          Korn/Ferry International+................. 35,005     910,480
          Labor Ready, Inc.+........................ 39,387     945,288
          MPS Group, Inc.+.......................... 85,225   1,171,844
          On Assignment, Inc.+...................... 28,058     305,832
          Resources Connection, Inc.+............... 39,762   1,282,722
          Spherion Corp.+........................... 47,496     467,836
                                                            -----------
                                                             10,458,359
                                                            -----------
        Identification Systems -- 0.4%
          Brady Corp., Class A...................... 37,169   1,380,457
          Checkpoint Systems, Inc.+................. 32,358     809,921
          Cogent, Inc.+#............................ 35,721     552,961
          L-1 Identity Solutions, Inc.+#............ 53,467   1,143,124
          Paxar Corp.+.............................. 33,911   1,025,808
                                                            -----------
                                                              4,912,271
                                                            -----------
        Independent Power Producer -- 0.0%
          Ormat Technologies, Inc.#.................  7,176     261,206
                                                            -----------
        Industrial Audio & Video Products -- 0.0%
          Sonic Solutions+#......................... 21,217     273,699
                                                            -----------
        Industrial Automated/Robotic -- 0.3%
          Cognex Corp............................... 38,500     905,905
          Gerber Scientific, Inc.+.................. 18,647     212,762
          Intermec, Inc.+#.......................... 39,475     971,085
          iRobot Corp.+#............................  9,429     155,202
          Nordson Corp.............................. 24,309   1,263,825
                                                            -----------
                                                              3,508,779
                                                            -----------
        Instruments - Controls -- 0.2%
          Photon Dynamics, Inc.+.................... 14,077     154,143
          Watts Water Technologies, Inc., Class A#.. 24,094     913,162
          Woodward Governor Co...................... 24,828   1,371,499
          X-Rite, Inc............................... 23,610     353,206
                                                            -----------
                                                              2,792,010
                                                            -----------
        Instruments - Scientific -- 0.3%
          Dionex Corp.+............................. 16,514   1,170,843
          FEI Co.+#................................. 19,673     729,868
          OYO Geospace Corp.+#......................  3,252     245,721
          Varian, Inc.+............................. 25,523   1,502,029
                                                            -----------
                                                              3,648,461
                                                            -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description               Shares  (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Insurance Brokers -- 0.1%
         Crawford & Co., Class B#..................... 19,281 $   131,689
         eHealth, Inc.+...............................  4,741      94,346
         Hilb Rogal and Hobbs Co...................... 29,890   1,296,927
                                                              -----------
                                                                1,522,962
                                                              -----------
       Insurance - Life/Health -- 0.5%
         American Equity Investment Life Holding Co.#. 45,952     550,965
         Delphi Financial Group, Inc., Class A........ 34,202   1,468,634
         FBL Financial Group, Inc., Class A........... 11,223     431,861
         Great American Financial Resources, Inc......  7,281     174,671
         Independence Holding Co......................  4,153      91,823
         Kansas City Life Insurance Co................  3,300     148,269
         National Western Life Insurance Co., Class A.  1,863     469,215
         Presidential Life Corp....................... 17,727     323,695
         The Phoenix Cos., Inc........................ 93,011   1,463,993
         Universal American Financial Corp.+.......... 31,452     667,726
                                                              -----------
                                                                5,790,852
                                                              -----------
       Insurance - Multi - line -- 0.2%
         Alfa Corp.#.................................. 26,877     456,102
         Horace Mann Educators Corp................... 35,519     792,784
         United Fire & Casualty Co.................... 17,038     667,038
                                                              -----------
                                                                1,915,924
                                                              -----------
       Insurance - Property/Casualty -- 1.7%
         21st Century Insurance Group#................ 26,957     587,663
         Affirmative Insurance Holdings, Inc..........  6,208      95,914
         American Physicians Capital, Inc.+...........  8,048     329,002
         Amtrust Financial Services, Inc.#............ 21,148     328,428
         Argonaut Group, Inc.+#....................... 27,286     903,985
         Baldwin & Lyons, Inc., Class B...............  6,683     173,825
         Bristol West Holdings, Inc................... 12,629     278,722
         CNA Surety Corp.+............................ 13,210     270,012
         Commerce Group, Inc.......................... 44,898   1,530,573
         Darwin Professional Underwriters, Inc.+......  4,312     101,893
         Donegal Group, Inc., Class A#................ 10,724     163,755
         EMC Insurance Group, Inc.....................  4,892     124,012
         Employers Holdings, Inc...................... 44,202     937,082
         First Acceptance Corp.+#..................... 13,818     140,944
         First Mercury Financial Corp.+...............  9,221     172,802
         Fpic Insurance Group, Inc.+#.................  8,156     378,275
         Harleysville Group, Inc...................... 11,360     343,754
         Infinity Property & Casualty Corp............ 16,191     855,370
         James River Group, Inc.......................  7,539     256,024
         LandAmerica Financial Group, Inc.#........... 14,716   1,364,026
         Meadowbrook Insurance Group, Inc.+........... 20,781     226,928
         Midland Co...................................  9,609     427,600
         National Interstate Corp.#................... 13,091     319,159
         Navigators Group, Inc.+...................... 10,780     533,718
         NYMAGIC, Inc.................................  4,780     200,330
         Ohio Casualty Corp........................... 49,789   2,143,914
         PMA Capital Corp., Class A+.................. 26,629     283,333
         ProAssurance Corp.+#......................... 27,414   1,549,439
         RLI Corp..................................... 17,427   1,001,181
         Safety Insurance Group, Inc.#................ 11,754     489,437
         SCPIE Holdings, Inc.+........................  8,302     177,663
         SeaBright Insurance Holdings, Inc.+.......... 13,134     234,967
         Selective Insurance Group, Inc.#............. 48,196   1,319,124
         State Auto Financial Corp.#.................. 11,887     367,784
         Stewart Information Services Corp............ 14,209     562,961
         Tower Group, Inc............................. 16,077     508,998
         Zenith National Insurance Corp............... 30,507   1,475,624
                                                              -----------
                                                               21,158,221
                                                              -----------
       Insurance - Reinsurance -- 0.0%
         Odyssey Re Holdings Corp..................... 10,619     455,343
                                                              -----------

                                                               Value
                   Security Description              Shares   (Note 3)

        ---------------------------------------------------------------
        Internet Application Software -- 0.3%
          Art Technology Group, Inc.+#.............. 104,997 $  298,191
          CyberSource Corp.+#.......................  25,205    331,194
          DealerTrack Holdings, Inc.+...............   9,753    351,986
          eResearch Technology, Inc.+#..............  40,683    364,520
          Interwoven, Inc.+.........................  35,271    528,359
          Lionbridge Technologies, Inc.+#...........  49,303    296,311
          RealNetworks, Inc.+#......................  88,319    748,062
          S1 Corp.+.................................  50,825    416,765
          Vignette Corp.+...........................  24,582    457,471
                                                             ----------
                                                              3,792,859
                                                             ----------
        Internet Connectivity Services -- 0.1%
          Cogent Communications Group, Inc.+#.......  17,329    497,342
          Covad Communications Group, Inc.+#........ 241,675    232,008
          Internap Network Services Corp.+#.........  35,332    523,267
                                                             ----------
                                                              1,252,617
                                                             ----------
        Internet Content - Entertainment -- 0.1%
          Audible, Inc.+#...........................  20,261    203,015
          NetFlix, Inc.+#...........................  37,222    815,906
                                                             ----------
                                                              1,018,921
                                                             ----------
        Internet Content - Information/News -- 0.2%
          CNET Networks, Inc.+#..................... 123,825  1,123,093
          Harris Interactive, Inc.+.................  44,733    250,058
          InfoSpace, Inc.#..........................  25,771    630,874
          Jupitermedia Corp.+#......................  17,917    129,002
          Loopnet, Inc.+............................   1,841     37,722
          The Knot, Inc.+#..........................  15,920    301,843
          TheStreet.com, Inc.#......................  15,164    176,509
          Travelzoo, Inc.+#.........................   2,515     64,837
                                                             ----------
                                                              2,713,938
                                                             ----------
        Internet Financial Services -- 0.1%
          Authorize.Net Holdings, Inc.+.............  22,477    367,724
          NetBank, Inc.+#...........................  43,697     12,672
          Online Resources Corp.+#..................  18,608    231,297
                                                             ----------
                                                                611,693
                                                             ----------
        Internet Incubators -- 0.1%
          CMGI, Inc.+............................... 381,380    953,450
          Internet Capital Group, Inc.+#............  32,361    377,976
          Safeguard Scientifics, Inc.+#.............  99,250    261,028
                                                             ----------
                                                              1,592,454
                                                             ----------
        Internet Infrastructure Equipment -- 0.1%
          Avocent Corp.+............................  42,246  1,184,155
                                                             ----------
        Internet Infrastructure Software -- 0.3%
          Chordiant Software, Inc.+.................  26,192    370,617
          Openwave Systems, Inc.#...................  77,959    802,978
          Opsware, Inc.+#...........................  67,581    611,608
          TIBCO Software, Inc.+..................... 173,752  1,567,243
                                                             ----------
                                                              3,352,446
                                                             ----------
        Internet Security -- 0.2%
          Blue Coat Systems, Inc.+#.................  11,950    525,681
          iPass, Inc.+#.............................  53,635    285,338
          Secure Computing Corp.+#..................  43,960    334,975
          SonicWALL, Inc.+..........................  53,209    439,506
          VASCO Data Security International, Inc.+#.  20,558    468,106
                                                             ----------
                                                              2,053,606
                                                             ----------
        Internet Telephone -- 0.1%
          j2 Global Communications, Inc.+#..........  41,040  1,367,863
                                                             ----------
        Intimate Apparel -- 0.1%
          The Warnaco Group, Inc.+..................  38,841  1,335,742
                                                             ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Investment Companies -- 0.5%
          Apollo Investment Corp.#.................... 85,055 $2,001,344
          Ares Capital Corp........................... 42,806    793,195
          Capital Southwest Corp.#....................  2,263    390,820
          Gladstone Capital Corp.#.................... 10,168    234,881
          Gladstone Investment Corp.#................. 10,833    157,729
          Harris & Harris Group, Inc.+#............... 17,145    201,111
          Highland Distressed Opportunities, Inc.+#... 14,313    206,966
          Kohlberg Capital Corp....................... 11,793    220,057
          MCG Capital Corp............................ 47,396    836,066
          Medallion Financial Corp.................... 12,125    138,589
          MVC Capital, Inc............................ 17,835    345,107
          NGP Capital Resources Co.#.................. 14,373    248,653
          Technology Investment Capital Corp.#........ 16,074    276,794
                                                              ----------
                                                               6,051,312
                                                              ----------
        Investment Management/Advisor Services -- 0.4%
          Calamos Asset Management, Inc., Class A..... 19,132    477,343
          Cohen & Steers, Inc.#....................... 11,312    588,111
          GAMCO Investors, Inc., Class A#.............  4,658    240,259
          National Financial Partners Corp.#.......... 30,890  1,446,579
          Waddell & Reed Financial, Inc., Class A..... 70,002  1,815,852
                                                              ----------
                                                               4,568,144
                                                              ----------
        Lasers - System/Components -- 0.4%
          Coherent, Inc.+............................. 25,589    793,771
          Cymer, Inc.+................................ 30,672  1,231,174
          Electro Scientific Industries, Inc.+........ 23,951    494,588
          Excel Technology, Inc.+.....................  9,967    269,308
          II-VI, Inc.+................................ 19,408    538,572
          Ionatron, Inc.+#............................ 26,905    133,449
          Rofin-Sinar Technologies, Inc.+............. 12,673    855,428
                                                              ----------
                                                               4,316,290
                                                              ----------
        Leisure Products -- 0.2%
          K2, Inc.+#.................................. 40,817    622,867
          Marine Products Corp.#...................... 10,150     82,418
          Multimedia Games, Inc.+#.................... 22,421    284,747
          WMS Industries, Inc.+....................... 22,306    944,882
                                                              ----------
                                                               1,934,914
                                                              ----------
        Lighting Products & Systems -- 0.1%
          Color Kinetics, Inc.+#...................... 12,766    374,044
          Universal Display Corp.+#................... 19,560    305,331
                                                              ----------
                                                                 679,375
                                                              ----------
        Linen Supply & Related Items -- 0.1%
          G&K Services, Inc., Class A................. 17,570    668,890
          UniFirst Corp...............................  7,947    331,867
                                                              ----------
                                                               1,000,757
                                                              ----------
        Machinery - Construction & Mining -- 0.2%
          Astec Industries, Inc.+..................... 14,043    605,113
          Bucyrus International, Inc.................. 26,060  1,848,957
                                                              ----------
                                                               2,454,070
                                                              ----------
        Machinery - Electrical -- 0.3%
          Baldor Electric Co.......................... 36,475  1,691,710
          Franklin Electric Co., Inc.#................ 18,706    881,801
          Raser Technologies, Inc.+#.................. 17,993    129,550
          Regal-Beloit Corp........................... 25,395  1,234,451
                                                              ----------
                                                               3,937,512
                                                              ----------
        Machinery - Farming -- 0.0%
          Gehl Co.+#..................................  8,663    257,378
          Lindsay Corp.#..............................  9,522    327,080
                                                              ----------
                                                                 584,458
                                                              ----------

                                                             Value
                    Security Description            Shares  (Note 3)

          ------------------------------------------------------------
          Machinery - General Industrial -- 0.5%
            Albany International Corp., Class A.... 22,069 $   863,339
            Altra Holdings, Inc.+..................  8,255     139,592
            Applied Industrial Technologies, Inc... 36,927   1,080,484
            Chart Industries, Inc.+................ 11,138     256,286
            DXP Enterprises, Inc.+.................  1,430      67,854
            Intevac, Inc.+......................... 17,345     334,585
            Kadant, Inc.+.......................... 11,235     335,365
            Middleby Corp.+#.......................  5,509     683,281
            Robbins & Myers, Inc................... 10,946     491,694
            Sauer-Danfoss, Inc.....................  8,516     231,465
            Tennant Co............................. 13,596     442,142
            Wabtec Corp............................ 40,082   1,569,611
                                                           -----------
                                                             6,495,698
                                                           -----------
          Machinery - Material Handling -- 0.2%
            Cascade Corp........................... 10,359     705,448
            Columbus McKinnon Corp.+............... 15,116     453,480
            NACCO, Industries, Inc., Class A.......  4,558     774,860
                                                           -----------
                                                             1,933,788
                                                           -----------
          Machinery - Print Trade -- 0.0%
            Presstek, Inc.+#....................... 24,375     166,969
                                                           -----------
          Machinery - Pumps -- 0.0%
            Gorman-Rupp Co.#.......................  9,433     317,892
            Tecumseh Products Co., Class A+#....... 13,723     219,156
                                                           -----------
                                                               537,048
                                                           -----------
          Machinery - Thermal Process -- 0.0%
            TurboChef Technologies, Inc.+#......... 11,162     146,669
                                                           -----------
          Medical Imaging Systems -- 0.1%
            IRIS International, Inc.+.............. 14,457     199,217
            Merge Technologies, Inc.+#............. 23,467     162,392
            Vital Images, Inc.+#................... 13,854     382,232
                                                           -----------
                                                               743,841
                                                           -----------
          Medical Information Systems -- 0.2%
            Allscripts Heathcare Solutions, Inc.+#. 40,179     986,796
            Computer Programs & Systems, Inc.#.....  7,727     259,473
            Eclipsys Corp.+#....................... 37,347     761,132
            Phase Forward, Inc.+................... 28,026     460,748
            Quality Systems, Inc.#................. 13,553     554,995
                                                           -----------
                                                             3,023,144
                                                           -----------
          Medical Instruments -- 1.0%
            Abaxis, Inc.+#......................... 16,587     379,676
            AngioDynamics, Inc.+#.................. 17,363     275,204
            ArthroCare Corp.+#..................... 22,695   1,000,169
            Bruker BioSciences Corp.+.............. 35,037     299,216
            Cepheid, Inc.+#........................ 45,068     527,296
            Conceptus, Inc.+#...................... 18,821     349,694
            CONMED Corp.+.......................... 23,207     726,611
            Datascope Corp......................... 10,657     392,710
            Dexcom, Inc.+#......................... 13,896      91,158
            DJO, Inc.+............................. 18,805     733,583
            ev3, Inc.+#............................ 14,585     253,487
            Foxhollow Technologies, Inc.+#......... 17,988     406,529
            Kensey Nash Corp.+#....................  9,546     222,708
            Kyphon, Inc.+#......................... 36,528   1,734,715
            Natus Medical, Inc.+#.................. 17,563     275,212
            NuVasive, Inc.+#....................... 27,349     709,980
            Spectranetics Corp.+#.................. 25,267     243,068
            Stereotaxis, Inc.+#.................... 20,993     252,756
            SurModics, Inc.+#...................... 13,155     493,576
            Symmetry Medical, Inc.+#............... 28,812     441,688
            Thoratec Corp.+#....................... 43,551     862,745
            Ventana Medical Systems, Inc.+#........ 22,046   1,134,487
            Young Innovations, Inc.#...............  4,014      99,668
                                                           -----------
                                                            11,905,936
                                                           -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                   Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Medical Labs & Testing Services -- 0.0%
          Bio-Reference Laboratories, Inc.+#........   8,599 $   223,918
                                                             -----------
        Medical Laser Systems -- 0.1%
          Candela Corp.+............................  19,635     220,698
          LCA-Vision, Inc.#.........................  17,145     775,811
          Palomar Medical Technologies, Inc.+#......  14,380     559,238
                                                             -----------
                                                               1,555,747
                                                             -----------
        Medical Products -- 1.0%
          ABIOMED, Inc.+#...........................  23,587     263,231
          Accuray, Inc.+............................  13,193     303,439
          American Medical Systems Holdings, Inc.+#.  57,663   1,081,758
          Cerus Corp.+#.............................  26,184     162,865
          Cyberonics, Inc.+#........................  17,794     334,171
          Haemonetics Corp.+........................  21,972   1,090,690
          HealthTronics, Inc.+......................  28,959     139,003
          Invacare Corp.............................  25,634     455,004
          Luminex Corp.+#...........................  29,098     361,106
          Mentor Corp.#.............................  30,005   1,213,402
          Metabolix, Inc.+..........................   5,920     136,456
          Northstar Neuroscience, Inc.+.............   9,415     125,690
          NxStage Medical, Inc.+#...................  10,871     130,778
          PolyMedica Corp.#.........................  19,034     773,922
          PSS World Medical, Inc.+..................  55,779   1,045,856
          ThermoGenesis Corp.+#.....................  45,312     122,796
          Viasys Healthcare, Inc.+..................  26,738   1,148,397
          Vital Signs, Inc..........................   5,646     328,541
          West Pharmaceutical Services, Inc.........  26,682   1,357,047
          Wright Medical Group, Inc.+...............  28,254     688,267
          Xtent Inc.................................   3,877      37,878
          Zoll Medical Corp.+.......................  15,902     357,000
                                                             -----------
                                                              11,657,297
                                                             -----------
        Medical Sterilization Products -- 0.1%
          STERIS Corp...............................  55,887   1,680,522
                                                             -----------
        Medical - Biomedical/Gene -- 2.0%
          Advanced Magnetics, Inc.+#................   7,933     500,334
          ADVENTRX Pharmaceuticals, Inc.+#..........  55,558     156,674
          Affymax, Inc.+#...........................   3,510     115,444
          Affymetrix, Inc.+#........................  55,724   1,447,709
          Alexion Pharmaceuticals, Inc.+#...........  29,160   1,416,301
          American Oriental Bioengineering, Inc.+#..  36,890     394,723
          Applera Corp. - Celera Group+.............  63,585     848,860
          Arena Pharmaceuticals, Inc.+#.............  50,119     696,654
          ARIAD Pharmaceuticals, Inc.+#.............  56,692     307,838
          Bio-Rad Laboratories, Inc., Class A+......  15,380   1,148,886
          BioCryst Pharmaceuticals, Inc.+#..........  18,972     151,776
          Cambrex Corp..............................  23,361     290,377
          Cell Genesys, Inc.+#......................  60,254     260,297
          Coley Pharmaceutical Group, Inc.+#........  14,806     123,038
          Cytokinetics, Inc.+#......................  27,190     181,357
          deCODE Genetics, Inc.+#...................  50,792     167,106
          Digene Corp.+#............................  14,484     644,538
          Diversa Corp.+#...........................  25,153     163,746
          Encysive Pharmaceuticals, Inc.+#..........  51,587     203,253
          Enzo Biochem, Inc.+#......................  25,701     417,898
          Enzon Pharmaceuticals, Inc.+#.............  36,149     306,182
          Exelixis, Inc.+...........................  77,769     861,680
          Genitope Corp.+#..........................  21,691      77,437
          Genomic Health, Inc.+#....................  10,275     177,757
          Geron Corp.+#.............................  60,187     554,924
          GTx, Inc.+#...............................  11,615     231,835
          Hana Biosciences, Inc.+#..................  23,713      41,498
          Human Genome Sciences, Inc.+#............. 108,564   1,149,693
          Illumina, Inc.+#..........................  44,645   1,456,766

                                                               Value
                   Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Medical - Biomedical/Gene (continued)
          Incyte Corp.+#............................  69,093 $   489,869
          Integra LifeSciences Holdings Corp.+#.....  15,719     806,699
          InterMune, Inc.+#.........................  21,481     571,180
          Keryx Biopharmaceuticals, Inc.+#..........  35,612     389,239
          Lexicon Genetics, Inc.+...................  63,006     205,400
          LifeCell Corp.+#..........................  27,677     779,108
          Martek Biosciences Corp.+#................  26,487     554,373
          Maxygen, Inc.+............................  24,336     247,497
          Metabasis Therapeutics, Inc.+#............  16,976     134,789
          Molecular Insight Pharmaceuticals, Inc.+#.   4,130      44,150
          Momenta Pharmaceuticals, Inc.+#...........  20,661     270,246
          Monogram Biosciences, Inc.+#.............. 107,628     195,883
          Myriad Genetics, Inc.+#...................  35,443   1,349,315
          Nektar Therapeutics+#.....................  73,943     838,514
          Northfield Laboratories, Inc.+#...........  20,876      32,358
          Novavax, Inc.+#...........................  50,737     147,645
          Panacos Pharmaceuticals, Inc.+#...........  43,678     182,574
          Peregrine Pharmaceuticals, Inc.+#......... 155,874     205,754
          Regeneron Pharmaceuticals, Inc.+..........  42,975     964,359
          Replidyne, Inc.+#.........................   4,138      23,214
          Sangamo Biosciences, Inc.+#...............  23,856     173,910
          Savient Pharmaceuticals, Inc.+#...........  43,033     611,929
          SuperGen, Inc.+#..........................  40,848     264,287
          Telik, Inc.+#.............................  43,162     258,972
                                                             -----------
                                                              24,235,845
                                                             -----------
        Medical - Drugs -- 1.3%
          Acadia Pharmaceuticals, Inc.+#............  24,330     311,181
          Adams Respiratory Therapeutics, Inc.+#....  25,062   1,147,840
          Adolor Corp.+#............................  37,372     140,519
          Akorn, Inc.+#.............................  42,594     298,584
          Array Biopharma, Inc.+#...................  32,264     401,041
          Auxilium Pharmaceuticals, Inc.+...........  21,387     328,718
          Bradley Pharmaceuticals, Inc.+#...........  12,015     265,291
          Cadence Pharmaceuticals, Inc.+#...........   5,704      83,050
          CombinatoRx, Inc.#........................  20,337     137,275
          Cubist Pharmaceuticals, Inc.+#............  44,853   1,029,376
          Durect Corp.+#............................  50,665     202,660
          Emergent Biosolutions, Inc.+..............   4,122      41,261
          Hi-Tech Pharmacal Co., Inc.+#.............   7,166      84,559
          Idenix Pharmaceuticals, Inc.+#............  20,391     151,097
          Indevus Pharmaceuticals, Inc.+#...........  48,667     360,136
          K-V Pharmaceutical Co., Class A+..........  31,957     862,839
          Medicis Pharmaceutical Corp., Class A#....  44,964   1,483,812
          OSI Pharmaceuticals, Inc.+#...............  47,005   1,774,909
          Pain Therapeutics, Inc.+#.................  29,365     247,253
          Pharmion Corp.+#..........................  19,956     578,924
          Pozen, Inc.+#.............................  20,715     327,090
          Prestige Brands Holdings, Inc.+...........  27,488     361,467
          Rigel Pharmaceuticals, Inc.+#.............  20,521     199,875
          Salix Pharmaceuticals, Ltd.+#.............  38,428     510,708
          Santarus, Inc.+#..........................  41,762     245,561
          Sciele Pharma, Inc.+#.....................  24,051     594,541
          Somaxon Pharmaceuticals, Inc.+#...........   4,128      61,920
          Synta Pharmaceuticals Corp.+..............   4,132      37,808
          Valeant Pharmaceuticals International.....  76,655   1,210,382
          ViroPharma, Inc.+.........................  56,656     820,945
          XenoPort, Inc.+#..........................  16,625     731,500
          Zymogenetics, Inc.+#......................  30,983     507,811
                                                             -----------
                                                              15,539,933
                                                             -----------
        Medical - Generic Drugs -- 0.3%
          Alpharma, Inc., Class A...................  35,071     852,225
          Caraco Pharmaceutical Laboratories, Ltd+#.   8,053     124,499
          Par Pharmaceutical Cos., Inc.+#...........  28,951     848,554
          Perrigo Co.#..............................  64,164   1,255,048
                                                             -----------
                                                               3,080,326
                                                             -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description            Shares  (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Medical - HMO -- 0.3%
            AMERIGROUP Corp.+...................... 42,690 $1,088,595
            Centene Corp.+......................... 35,589    818,191
            Magellan Health Services, Inc.+........ 32,149  1,440,275
            Molina Healthcare, Inc.+#.............. 10,083    322,354
                                                           ----------
                                                            3,669,415
                                                           ----------
          Medical - Hospitals -- 0.1%
            Horizon Health Corp.+.................. 12,399    248,104
            Medcath Corp.+.........................  7,299    240,867
            Symbion, Inc.+......................... 14,893    325,859
                                                           ----------
                                                              814,830
                                                           ----------
          Medical - Nursing Homes -- 0.2%
            Genesis HealthCare Corp.+.............. 16,164  1,104,001
            Kindred Healthcare, Inc.+.............. 23,501    752,032
            National Healthcare Corp.#.............  5,331    283,876
            Sun Healthcare Group, Inc.+#........... 26,205    374,731
                                                           ----------
                                                            2,514,640
                                                           ----------
          Medical - Outpatient/Home Medical -- 0.4%
            Air Methods Corp.+#....................  8,569    302,657
            Amedisys, Inc.+........................ 21,203    790,872
            Amsurg Corp.+#......................... 24,603    605,480
            Apria Healthcare Group, Inc.+.......... 35,027  1,014,382
            Gentiva Health Services, Inc.+......... 22,223    455,127
            Hythiam, Inc.+#........................ 24,075    191,637
            LHC Group, Inc.+#......................  9,707    284,998
            Odyssey HealthCare, Inc.+.............. 28,550    370,293
            Option Care, Inc.#..................... 21,601    325,527
            Radiation Therapy Services, Inc.+#..... 10,149    280,315
            Res-Care, Inc.+........................ 18,246    377,692
            VistaCare, Inc., Class A+#.............  8,587     81,491
                                                           ----------
                                                            5,080,471
                                                           ----------
          Metal Processors & Fabrication -- 0.6%
            Ampco-Pittsburgh Corp..................  5,935    224,818
            CIRCOR International, Inc.............. 13,203    504,223
            Dynamic Materials Corp.+#..............  9,738    353,003
            Kaydon Corp............................ 23,297  1,124,080
            Ladish Co,. Inc.+...................... 11,580    514,036
            LB Foster Co., Class A+#...............  8,430    224,828
            Mueller Industries, Inc................ 30,443  1,065,201
            NN, Inc................................ 14,237    179,101
            Quanex Corp.#.......................... 31,186  1,495,057
            RBC Bearings, Inc.+.................... 16,895    652,147
            Worthington Industries, Inc.#.......... 59,785  1,262,061
                                                           ----------
                                                            7,598,555
                                                           ----------
          Metal Products - Distribution -- 0.0%
            A.M. Castle & Co.......................  8,236    304,732
            Lawson Products, Inc...................  3,487    128,426
                                                           ----------
                                                              433,158
                                                           ----------
          Metal - Aluminum -- 0.1%
            Century Aluminum Co.+.................. 19,097  1,075,925
                                                           ----------
          Metal - Diversified -- 0.1%
            Hecla Mining Co.+#..................... 98,446    787,568
                                                           ----------
          Metal - Iron -- 0.3%
            Cleveland-Cliffs, Inc.#................ 34,413  3,038,324
            Gibraltar Industries, Inc.............. 20,001    430,821
                                                           ----------
                                                            3,469,145
                                                           ----------
          Mining -- 0.0%
            Royal Gold, Inc.#...................... 19,240    518,326
                                                           ----------

                                                                  Value
                   Security Description                 Shares   (Note 3)

     ----------------------------------------------------------------------
     Miscellaneous Manufacturing -- 0.3%
       American Railcar Industries, Inc................   7,462 $   299,301
       AptarGroup, Inc.................................  58,048   2,180,283
       Freightcar America, Inc.#.......................  10,383     513,232
       Reddy Ice Holdings, Inc.#.......................  13,780     420,565
                                                                -----------
                                                                  3,413,381
                                                                -----------
     Motion Pictures & Services -- 0.1%
       Macrovision Corp.+#.............................  42,711   1,193,772
                                                                -----------
     MRI/Medical Diagnostic Imaging -- 0.0%
       Alliance Imaging, Inc.+.........................  12,555     109,982
       Nighthawk Radiology Holdings, Inc.+#............   5,195      94,289
                                                                -----------
                                                                    204,271
                                                                -----------
     Multilevel Direct Selling -- 0.1%
       Nu Skin Enterprises, Inc., Class A..............  44,623     782,687
                                                                -----------
     Multimedia -- 0.4%
       Belo Corp., Class A.............................  75,023   1,667,761
       Entravision Communications Corp., Class A+......  55,301     563,517
       Gemstar-TV Guide International, Inc.+........... 204,725     941,735
       Journal Communications, Inc., Class A...........  36,144     496,980
       Martha Stewart Living Omnimedia, Inc., Class A#.  20,888     375,149
       Media General, Inc., Class A#...................  18,244     664,994
       Private Media Group, Ltd.+#.....................  20,811      47,033
                                                                -----------
                                                                  4,757,169
                                                                -----------
     Music -- 0.0%
       Steinway Musical Instruments, Inc...............   6,048     232,969
                                                                -----------
     Networking Products -- 1.1%
       3Com Corp.+..................................... 323,046   1,511,855
       Acme Packet, Inc.+#.............................  11,006     130,421
       Adaptec, Inc.+..................................  94,197     383,382
       Aeroflex, Inc.+#................................  62,111     878,249
       Anixter International, Inc.+....................  25,603   1,891,038
       Atheros Communications, Inc.+#..................  45,413   1,321,972
       Black Box Corp..................................  14,434     525,831
       Extreme Networks, Inc.+.........................  98,456     369,210
       Foundry Networks, Inc.+......................... 120,343   1,935,115
       Hypercom Corp.+.................................  44,314     268,100
       Ixia+#..........................................  35,414     328,642
       Netgear, Inc.+..................................  27,377   1,021,436
       Parkervision, Inc.+#............................  15,554     162,695
       Polycom, Inc.+..................................  72,068   2,285,997
       Switch & Data Facilities Co., Inc.+.............  10,446     194,191
       Zhone Technologies, Inc.+#......................  91,611     131,920
                                                                -----------
                                                                 13,340,054
                                                                -----------
     Non - Ferrous Metals -- 0.3%
       Brush Engineered Materials, Inc.+#..............  16,030     860,009
       RTI International Metals, Inc.+.................  18,805   1,668,944
       USEC, Inc.+.....................................  71,810   1,658,811
                                                                -----------
                                                                  4,187,764
                                                                -----------
     Non - Hazardous Waste Disposal -- 0.2%
       Casella Waste Systems, Inc., Class A+...........  18,142     194,482
       Waste Connections, Inc.+#.......................  55,172   1,700,401
       Waste Industries USA, Inc.......................   6,148     191,756
       Waste Services, Inc.+#..........................  30,561     312,639
                                                                -----------
                                                                  2,399,278
                                                                -----------
     Office Automation & Equipment -- 0.1%
       IKON Office Solutions, Inc......................  90,760   1,322,373
                                                                -----------
     Office Furnishings - Original -- 0.3%
       CompX International, Inc........................   1,321      25,495
       Herman Miller, Inc..............................  54,798   1,972,728
       Interface, Inc. Class A.........................  44,073     743,952
       Knoll, Inc......................................  25,038     605,920
                                                                -----------
                                                                  3,348,095
                                                                -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Office Supplies & Forms -- 0.1%
        ACCO Brands Corp.+#...........................  37,199 $   930,347
        Ennis, Inc....................................  21,048     503,047
        The Standard Register Co.#....................  14,737     175,518
                                                               -----------
                                                                 1,608,912
                                                               -----------
      Oil & Gas Drilling -- 0.4%
        Atlas America, Inc............................  19,147     950,074
        Atwood Oceanics, Inc.+........................  22,302   1,463,904
        Bronco Drilling Co., Inc.+#...................  11,227     187,940
        Grey Wolf, Inc.+#............................. 160,502   1,271,176
        Parker Drilling Co.+..........................  89,319   1,044,139
        Pioneer Drilling Co.+#........................  34,164     526,467
                                                               -----------
                                                                 5,443,700
                                                               -----------
      Oil Companies - Exploration & Production -- 2.1%
        Arena Resources, Inc.+#.......................   9,709     493,994
        ATP Oil & Gas Corp.+#.........................  16,661     755,576
        Aurora Oil & Gas Corp.+.......................  69,383     138,766
        Berry Petroleum Co., Class A#.................  29,155   1,062,117
        Bill Barrett Corp.+#..........................  23,514     888,594
        Bois d'Arc Energy, Inc.+#.....................  13,887     238,579
        Brigham Exploration Co.+#.....................  37,566     236,290
        Callon Petroleum Co.+.........................  16,779     239,101
        Carrizo Oil & Gas, Inc.+#.....................  18,324     745,237
        Clayton Williams Energy, Inc.+................   4,373     110,681
        Comstock Resources, Inc.+.....................  35,503   1,077,871
        Delta Petroleum Corp.+#.......................  53,357   1,047,931
        Edge Petroleum Corp.+.........................  23,425     338,726
        Encore Acquisition Co.+.......................  43,611   1,201,483
        Energy Partners, Ltd.+#.......................  24,230     416,756
        EXCO Resources, Inc.+.........................  42,956     776,215
        Gasco Energy, Inc.+#..........................  67,950     157,644
        GeoGlobal Resources, Inc.+#...................  24,749     127,952
        GeoMet, Inc.+.................................   8,465      67,212
        GMX Resources, Inc.+#.........................   7,820     302,556
        Goodrich Petroleum Corp.+#....................  11,781     419,639
        Gulfport Energy Corp.+#.......................  11,260     215,066
        Harvest Natural Resources, Inc.+#.............  30,681     290,549
        Houston Exploration Co.+......................  24,031   1,442,821
        Mariner Energy, Inc.+.........................  60,485   1,510,915
        McMoRan Exploration Co.+#.....................  20,153     305,318
        Meridian Resource Corp.+......................  71,804     210,386
        Parallel Petroleum Corp.+#....................  30,947     713,638
        Penn Virginia Corp............................  15,404   1,229,239
        PetroHawk Energy Corp.+#...................... 117,487   1,915,038
        Petroleum Development Corp.+..................  11,922     607,664
        Petroquest Energy, Inc.+#.....................  33,823     478,934
        PrimeEnergy Corp.+#...........................     612      35,502
        Quest Resource Corp.+.........................  16,153     141,662
        RAM Energy Resources, Inc.+#..................  20,948     104,112
        Rosetta Resources, Inc.+#.....................  41,790   1,019,258
        Stone Energy Corp.+...........................  22,522     734,893
        Swift Energy Co.+#............................  24,065   1,035,517
        Toreador Resources Corp.+#....................   9,987     155,398
        Transmeridian Exploration, Inc.+#.............  63,978     147,149
        TXCO Resources, Inc.+#........................  24,095     274,924
        Vaalco Energy, Inc.+#.........................  47,583     227,923
        Venoco, Inc.+#................................  10,333     205,317
        Warren Resources, Inc.+#......................  44,058     582,887
        Whiting Petroleum Corp.+......................  30,527   1,353,872
                                                               -----------
                                                                25,780,902
                                                               -----------
      Oil Companies - Integrated -- 0.0%
        Delek US Holdings, Inc........................   8,491     202,510
        PetroCorp, Inc.+(1)(2)........................   2,364           0
                                                               -----------
                                                                   202,510
                                                               -----------

                                                               Value
                    Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Oil Field Machinery & Equipment -- 0.5%
          CARBO Ceramics, Inc.#...................... 16,560 $   735,264
          Complete Production Services, Inc.+........ 21,511     577,570
          Dril-Quip, Inc.+........................... 18,285     887,188
          Gulf Island Fabrication, Inc.#.............  9,960     329,975
          Lone Star Technologies, Inc.+.............. 25,424   1,713,069
          Lufkin Industries, Inc..................... 12,223     781,172
          Metretek Technologies, Inc.+#.............. 12,962     180,820
          NATCO Group, Inc., Class A+................ 12,073     519,260
          T-3 Energy Services, Inc.+.................  1,296      37,843
                                                             -----------
                                                               5,762,161
                                                             -----------
        Oil Refining & Marketing -- 0.3%
          Alon USA Energy, Inc.......................  9,937     394,797
          Crosstex Energy, Inc.#..................... 26,183     784,704
          Giant Industries, Inc.+.................... 12,095     931,557
          Sulphco, Inc.+#............................ 30,274     116,858
          Western Refining, Inc.#.................... 19,155     941,468
                                                             -----------
                                                               3,169,384
                                                             -----------
        Oil - Field Services -- 1.0%
          Allis-Chalmers Energy, Inc.+#.............. 22,310     450,662
          Basic Energy Services, Inc.+............... 12,351     329,772
          Cal Dive International, Inc.+.............. 18,312     283,103
          Hanover Compressor Co.+#................... 84,456   2,111,400
          Hercules Offshore, Inc.+#.................. 16,740     584,728
          Hornbeck Offshore Services, Inc.+#......... 19,065     760,884
          MarkWest Hydrocarbon, Inc..................  5,162     307,191
          Matrix Service Co.+........................ 20,042     512,073
          Newpark Resources, Inc.+#.................. 73,825     582,479
          Oil States International, Inc.+#........... 40,907   1,592,509
          RPC, Inc.#................................. 26,425     448,696
          Superior Well Services, Inc.+#............. 10,705     277,474
          Trico Marine Services, Inc.+#..............  9,789     412,215
          Union Drilling, Inc.+...................... 11,084     169,031
          Universal Compression Holdings, Inc.+...... 24,902   1,850,468
          W-H Energy Services, Inc.+................. 24,332   1,552,382
                                                             -----------
                                                              12,225,067
                                                             -----------
        Optical Supplies -- 0.0%
          Oakley, Inc.#.............................. 20,552     522,432
                                                             -----------
        Paper & Related Products -- 0.5%
          Bowater, Inc.#............................. 46,196     960,415
          Buckeye Technologies, Inc.+................ 31,109     442,370
          Caraustar Industries, Inc.+................ 24,018     142,427
          Glatfelter................................. 36,716     498,970
          Mercer International, Inc. SBI+............ 23,963     257,602
          Neenah Paper, Inc.#........................ 12,197     534,229
          Potlatch Corp.#............................ 31,910   1,397,020
          Rock-Tenn Co., Class A..................... 27,873     973,325
          Schweitzer-Mauduit International, Inc...... 12,751     383,040
          Wausau Paper Corp.......................... 37,033     506,982
          Xerium Technologies, Inc.#................. 16,288     127,535
                                                             -----------
                                                               6,223,915
                                                             -----------
        Patient Monitoring Equipment -- 0.0%
          Aspect Medical Systems, Inc.+#............. 13,468     218,047
          Visicu, Inc.+#.............................  5,694      56,143
                                                             -----------
                                                                 274,190
                                                             -----------
        Pharmacy Services -- 0.1%
          HealthExtras, Inc.+........................ 22,434     682,667
                                                             -----------
        Physical Therapy/Rehabilation Centers -- 0.2%
          Psychiatric Solutions, Inc.+#.............. 43,721   1,705,993
          RehabCare Group, Inc.+..................... 14,023     221,283
                                                             -----------
                                                               1,927,276
                                                             -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                    Security Description           Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Physicians Practice Management -- 0.2%
            Healthways, Inc.+#....................  28,510 $1,329,136
            Matria Healthcare, Inc.+#.............  17,323    554,336
                                                           ----------
                                                            1,883,472
                                                           ----------
          Platinum -- 0.0%
            Stillwater Mining Co.+#...............  34,113    433,235
                                                           ----------
          Poultry -- 0.1%
            Pilgrim's Pride Corp..................  33,426  1,180,940
            Sanderson Farms, Inc.#................  14,023    602,849
                                                           ----------
                                                            1,783,789
                                                           ----------
          Power Converter/Supply Equipment -- 0.1%
            Advanced Energy Industries, Inc.+.....  29,108    714,310
            Capstone Turbine Corp.+#.............. 119,487    114,708
            Powell Industries, Inc.+..............   6,361    178,108
            Power-One, Inc.+#.....................  57,792    211,519
            Vicor Corp............................  16,373    194,347
                                                           ----------
                                                            1,412,992
                                                           ----------
          Precious Metals -- 0.1%
            Coeur d'Alene Mines Corp.+#........... 229,415    828,188
                                                           ----------
          Printing - Commercial -- 0.2%
            Bowne & Co., Inc......................  23,159    449,053
            Cenveo, Inc.+#........................  43,967  1,073,234
            Consolidated Graphics, Inc.+..........   9,302    675,325
            Valassis Communications, Inc.+#.......  39,472    706,944
                                                           ----------
                                                            2,904,556
                                                           ----------
          Private Corrections -- 0.1%
            Cornell Cos., Inc.+...................   9,435    224,836
            Geo Group, Inc.+......................  20,827  1,135,072
                                                           ----------
                                                            1,359,908
                                                           ----------
          Protection/Safety -- 0.0%
            Landauer, Inc.........................   7,499    372,550
                                                           ----------
          Publishing - Books -- 0.1%
            Courier Corp.#........................   8,278    332,776
            Scholastic Corp.+#....................  28,983    920,790
                                                           ----------
                                                            1,253,566
                                                           ----------
          Publishing - Newspapers -- 0.1%
            GateHouse Media, Inc.#................  12,966    250,892
            Journal Register Co.#.................  32,686    183,369
            Lee Enterprises, Inc..................  37,786    949,184
            Sun-Times Media Group, Inc., Class A#.  54,547    300,554
                                                           ----------
                                                            1,683,999
                                                           ----------
          Publishing - Periodicals -- 0.1%
            Playboy Enterprises, Inc., Class B+#..  17,584    190,786
            Primedia, Inc.+#...................... 163,868    489,965
            Value Line, Inc.......................   1,113     48,416
                                                           ----------
                                                              729,167
                                                           ----------
          Quarrying -- 0.1%
            Compass Minerals International, Inc.#.  26,411    901,936
                                                           ----------
          Racetracks -- 0.1%
            Churchill Downs, Inc..................   7,216    371,119
            Dover Motorsports, Inc.#..............  13,560     77,699
            Magna Entertainment Corp., Class A+#..  33,017    113,579
            Speedway Motorsports, Inc.............  12,640    510,150
                                                           ----------
                                                            1,072,547
                                                           ----------

                                                                 Value
                    Security Description               Shares   (Note 3)

       ------------------------------------------------------------------
       Radio -- 0.3%
         Citadel Broadcasting Corp.#..................  30,477 $  252,959
         Cox Radio, Inc., Class A+....................  37,307    547,667
         Cumulus Media, Inc., Class A+#...............  28,229    264,788
         Emmis Communications Corp., Class A#.........  27,184    282,442
         Entercom Communications Corp., Class A#......  26,340    700,644
         Radio One, Inc., Class D+....................  63,190    474,557
         Salem Communications Corp., Class A..........   8,209     99,329
         Spanish Broadcasting System, Inc., Class A+#.  36,816    174,139
         Westwood One, Inc............................  57,970    467,238
                                                               ----------
                                                                3,263,763
                                                               ----------
       Real Estate Investment Trusts -- 6.6%
         Acadia Realty Trust..........................  26,240    745,478
         Affordable Residential Communities, Inc.+#...  38,522    448,011
         Agree Reality Corp.#.........................   6,366    222,810
         Alexander's, Inc.+#..........................   1,660    721,519
         Alexandria Real Estate Equities, Inc.........  24,040  2,529,008
         American Campus Communities, Inc.............  18,917    556,538
         American Financial Realty Trust.............. 106,998  1,206,937
         American Home Mtg. Investment Corp.#.........  36,412    795,238
         Anthracite Capital, Inc......................  47,127    576,363
         Anworth Mtg. Asset Corp......................  37,474    349,632
         Arbor Realty Trust, Inc......................   9,819    279,743
         Ashford Hospitality Trust, Inc...............  86,480  1,073,217
         BioMed Realty Trust, Inc.#...................  53,874  1,511,704
         Capital Lease Funding, Inc.#.................  27,408    306,147
         Capital Trust, Inc., Class A#................   9,212    409,750
         CBRE Realty Finance, Inc.....................   8,215    108,192
         Cedar Shopping Centers, Inc..................  35,556    567,118
         Corporate Office Properties Trust............  30,275  1,363,889
         Cousins Properties, Inc......................  31,638  1,024,438
         Crescent Real Estate Equities Co.............  65,126  1,456,217
         Crystal River Capital, Inc...................   6,201    173,690
         DCT Industrial Trust, Inc.................... 139,023  1,536,204
         Deerfield Triarc Capital Corp................  42,673    691,303
         DiamondRock Hospitality Co...................  71,721  1,501,838
         Digital Realty Trust, Inc....................  26,311  1,068,227
         EastGroup Properties, Inc....................  19,517    954,381
         Education Realty Trust, Inc.#................  21,816    316,332
         Entertainment Properties Trust...............  21,851  1,290,302
         Equity Inns, Inc.............................  45,043    900,410
         Equity Lifestyle Properties, Inc.............  16,045    873,811
         Equity One, Inc..............................  31,513    923,331
         Extra Space Storage, Inc.....................  47,533    851,316
         FelCor Lodging Trust, Inc....................  50,300  1,317,357
         Fieldstone Investment Corp.#.................  40,092    157,962
         First Industrial Realty Trust, Inc.#.........  36,970  1,648,862
         First Potomac Reality Trust..................  19,816    495,400
         Franklin Street Properties Corp.#............  48,224    925,901
         Getty Realty Corp.#..........................  14,497    412,875
         Glimcher Realty Trust#.......................  30,265    824,721
         GMH Communities Trust#.......................  32,793    333,177
         Gramercy Capital Corp........................  15,419    487,549
         Healthcare Realty Trust, Inc.#...............  39,490  1,294,087
         Hersha Hospitality Trust.....................  33,598    407,880
         Highland Hospitality Corp....................  49,330    950,589
         Highwoods Properties, Inc....................  44,650  1,957,456
         Home Properties, Inc.........................  28,504  1,641,830
         HomeBanc Corp.#..............................  46,788     95,448
         Impac Mtg. Holdings, Inc.#...................  62,871    389,171
         Inland Real Estate Corp.#....................  55,858  1,005,444
         Innkeepers USA Trust.........................  37,776    665,991
         Investors Real Estate Trust#.................  38,461    413,840
         Jer Investors Trust, Inc.....................  21,218    398,686
         Kite Realty Group Trust#.....................  23,610    501,949

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Real Estate Investment Trusts (continued)
          LaSalle Hotel Properties.................. 33,000 $ 1,570,800
          Lexington Corporate Properties Trust#..... 56,477   1,174,722
          LTC Properties, Inc.#..................... 19,299     462,790
          Luminent Mtg. Capital, Inc.#.............. 39,356     358,140
          Maguire Properties, Inc................... 31,284   1,130,291
          Medical Properties Trust, Inc.#........... 40,635     578,236
          MFA Mtg. Investments, Inc................. 65,416     491,928
          Mid-America Apartment Communities, Inc.... 20,925   1,229,344
          National Health Investors, Inc............ 19,460     690,441
          National Retail Properties, Inc........... 54,306   1,316,921
          Nationwide Health Properties, Inc......... 73,574   2,285,944
          Newcastle Investment Corp................. 43,589   1,292,850
          NorthStar Realty Finance Corp............. 48,475     698,525
          Novastar Financial, Inc.#................. 30,559     225,831
          Omega Healthcare Investors, Inc........... 55,276     951,300
          Parkway Properties, Inc.#................. 12,524     649,369
          Pennsylvania Real Estate Investment Trust. 30,271   1,438,781
          Post Properties, Inc.#.................... 35,439   1,878,976
          PS Business Parks, Inc.................... 13,188     885,574
          Quadra Realty Trust, Inc.+#............... 13,762     185,649
          RAIT Investment Trust..................... 51,344   1,512,594
          Ramco-Gershenson Properties Trust......... 13,916     514,753
          Realty Income Corp........................ 82,474   2,261,437
          Redwood Trust, Inc........................ 16,848     902,884
          Republic Property Trust#.................. 21,517     264,659
          Resource Capital Corp.....................  4,427      70,699
          Saul Centers, Inc.........................  9,047     445,474
          Senior Housing Properties Trust........... 61,420   1,443,370
          Sovran Self Storage, Inc.................. 16,629     885,993
          Spirit Finance Corp....................... 88,811   1,275,326
          Strategic Hotel Capital, Inc.#............ 60,440   1,409,461
          Sun Communities, Inc...................... 14,925     461,929
          Sunstone Hotel Investors, Inc............. 47,854   1,412,172
          Tanger Factory Outlet Centers, Inc.#...... 25,575   1,072,871
          U-Store-It Trust.......................... 38,821     711,589
          Universal Health Realty Income Trust#.....  9,732     342,080
          Urstadt Biddle Properties, Inc., Class A.. 17,439     299,079
          Washington Real Estate Investment Trust#.. 37,170   1,397,220
          Winston Hotels, Inc....................... 24,121     359,644
          Winthrop Realty Trust..................... 32,182     216,907
                                                            -----------
                                                             80,415,822
                                                            -----------
        Real Estate Management/Services -- 0.0%
          HFF, Inc., Class A+....................... 13,580     216,601
          Housevalues, Inc.+#....................... 11,166      51,252
          Tarragon Corp.+#.......................... 11,161     115,516
                                                            -----------
                                                                383,369
                                                            -----------
        Real Estate Operations & Development -- 0.1%
          Avatar Holdings, Inc.+#...................  4,788     395,154
          California Coastal Communities, Inc.+#....  8,965     157,156
          Consolidated-Tomoka Land Co.#.............  4,686     349,107
          Meruelo Maddux Properties, Inc.+.......... 37,616     310,332
                                                            -----------
                                                              1,211,749
                                                            -----------
        Recreational Centers -- 0.1%
          Life Time Fitness, Inc.+#................. 25,101   1,284,669
          Town Sports International Holdings, Inc.+.  7,390     148,539
                                                            -----------
                                                              1,433,208
                                                            -----------
        Recreational Vehicles -- 0.1%
          Arctic Cat, Inc.#......................... 10,047     192,299
          Polaris Industries, Inc.#................. 29,263   1,612,099
                                                            -----------
                                                              1,804,398
                                                            -----------

                                                               Value
                   Security Description              Shares   (Note 3)

        ----------------------------------------------------------------
        Recycling -- 0.1%
          Metal Management, Inc.....................  21,521 $ 1,042,047
                                                             -----------
        Rental Auto/Equipment -- 0.4%
          Aaron Rents, Inc..........................  36,150   1,036,782
          Dollar Thrifty Automotive Group, Inc.+....  20,357     946,193
          Electro Rent Corp.+.......................  15,733     226,712
          H&E Equipment Services, Inc.+.............   9,464     247,200
          McGrath Rentcorp..........................  18,136     564,574
          Rent-A-Center, Inc.+......................  57,351   1,554,212
                                                             -----------
                                                               4,575,673
                                                             -----------
        Research & Development -- 0.2%
          Albany Molecular Research, Inc.+..........  21,006     298,915
          Exponent, Inc.+...........................  12,257     281,911
          Kendle International, Inc.+...............  10,135     349,962
          Parexel International Corp.+..............  22,432     902,215
          PharmaNet Development Group, Inc.+........  14,997     481,554
          PRA International+#.......................  15,545     358,779
          Senomyx, Inc.+#...........................  24,630     328,810
                                                             -----------
                                                               3,002,146
                                                             -----------
        Resorts/Theme Parks -- 0.2%
          Bluegreen Corp.+#.........................  17,265     206,144
          Great Wolf Resorts, Inc.+#................  22,141     313,738
          Six Flags, Inc.+#.........................  58,741     363,607
          Vail Resorts, Inc.+#......................  25,006   1,499,110
                                                             -----------
                                                               2,382,599
                                                             -----------
        Retail - Apparel/Shoe -- 1.9%
          Aeropostale, Inc.+........................  42,668   1,975,528
          Bebe Stores, Inc.#........................  19,520     350,970
          Brown Shoe Co., Inc.......................  35,121   1,040,987
          Buckle, Inc.#.............................  11,974     489,737
          Cache, Inc.+#.............................  10,106     168,467
          Casual Male Retail Group, Inc.+#..........  30,877     362,496
          Cato Corp., Class A.......................  25,235     548,861
          Charlotte Russe Holding, Inc.+............  14,053     391,376
          Charming Shoppes, Inc.+................... 101,077   1,259,419
          Christopher & Banks Corp.#................  30,162     569,760
          Deb Shops, Inc............................   4,117     114,370
          dELiA*s, Inc.+#...........................  19,941     157,733
          Dress Barn, Inc.+.........................  37,993     877,258
          DSW, Inc., Class A+#......................  13,376     511,231
          Genesco, Inc.+#...........................  19,236   1,007,005
          Hot Topic, Inc.+..........................  36,472     404,110
          J Crew Group, Inc.+.......................  17,874     802,006
          Jos. A. Bank Clothiers, Inc.+#............  14,866     625,710
          Kenneth Cole Productions, Inc. Class A....   7,577     189,425
          Men's Wearhouse, Inc......................  39,342   2,098,502
          New York & Co., Inc.+.....................  17,665     216,043
          Pacific Sunwear of California, Inc.+......  60,136   1,196,105
          Payless ShoeSource, Inc.+.................  54,975   1,963,707
          Shoe Carnival, Inc.+......................   6,915     202,471
          Stage Stores, Inc.........................  35,992     752,233
          Stein Mart, Inc...........................  21,646     271,441
          Syms Corp.+#..............................   5,378     112,293
          Talbots, Inc.#............................  18,586     404,246
          The Children's Place Retail Stores, Inc.+.  18,666   1,053,882
          The Finish Line, Inc., Class A#...........  35,174     450,227
          Tween Brands, Inc.+.......................  25,341   1,103,094
          Under Armour, Inc., Class A+#.............  17,171     821,289
          Wet Seal, Inc., Class A+#.................  67,675     421,615
                                                             -----------
                                                              22,913,597
                                                             -----------
        Retail - Appliances -- 0.0%
          Conn's, Inc.+#............................   6,442     195,515
                                                             -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                          Value
                    Security Description         Shares  (Note 3)
             -----------------------------------------------------
             COMMON STOCK (continued)
             Retail - Arts & Crafts -- 0.0%
               A.C. Moore Arts & Crafts, Inc.+#. 12,859 $  292,542
                                                        ----------
             Retail - Auto Parts -- 0.1%
               CSK Auto Corp.+#................. 36,185    658,567
               PEP Boys-Manny Moe & Jack#....... 44,798    954,197
                                                        ----------
                                                         1,612,764
                                                        ----------
             Retail - Automobile -- 0.2%
               America's Car-Mart, Inc.+#.......  7,621    104,103
               Asbury Automotive Group, Inc..... 10,130    276,346
               Group 1 Automotive, Inc.......... 20,518    865,860
               Lithia Motors, Inc., Class A#.... 13,075    351,456
               Rush Enterprises, Inc., Class A+. 18,007    441,352
               Sonic Automotive, Inc............ 24,895    774,981
                                                        ----------
                                                         2,814,098
                                                        ----------
             Retail - Bedding -- 0.1%
               Select Comfort Corp.+#........... 41,280    747,994
                                                        ----------
             Retail - Bookstore -- 0.1%
               Books-A-Million, Inc.#........... 11,702    192,732
               Borders Group, Inc.#............. 49,074  1,093,859
                                                        ----------
                                                         1,286,591
                                                        ----------
             Retail - Computer Equipment -- 0.1%
               Insight Enterprises, Inc.+....... 39,868    883,475
               Systemax, Inc.#..................  7,971    173,369
                                                        ----------
                                                         1,056,844
                                                        ----------
             Retail - Convenience Store -- 0.2%
               Casey's General Stores, Inc...... 41,600  1,123,616
               Susser Holdings Corp.+...........  6,170     92,735
               The Pantry, Inc.+#............... 18,731    815,922
                                                        ----------
                                                         2,032,273
                                                        ----------
             Retail - Discount -- 0.4%
               99 Cents Only Stores+#........... 39,067    548,501
               Big Lots, Inc.+.................. 93,279  2,938,289
               Citi Trends, Inc.+#..............  5,213    211,283
               Fred's, Inc...................... 32,967    474,065
               Tuesday Morning Corp.#........... 24,749    345,001
                                                        ----------
                                                         4,517,139
                                                        ----------
             Retail - Drug Store -- 0.1%
               Longs Drug Stores Corp........... 26,286  1,505,662
                                                        ----------
             Retail - Fabric Store -- 0.1%
               Jo-Ann Stores, Inc.+#............ 19,862    671,733
                                                        ----------
             Retail - Hair Salons -- 0.1%
               Regis Corp....................... 37,716  1,503,737
                                                        ----------
             Retail - Home Furnishings -- 0.1%
               Cost Plus, Inc.+#................ 18,226    168,408
               Haverty Furniture Cos., Inc.#.... 18,602    226,758
               Pier 1 Imports, Inc.#............ 71,933    541,656
               Restoration Hardware, Inc.+#..... 24,425    152,901
                                                        ----------
                                                         1,089,723
                                                        ----------
             Retail - Hypermarkets -- 0.0%
               Smart & Final, Inc.+............. 11,441    251,816
                                                        ----------
             Retail - Jewelry -- 0.1%
               Movado Group, Inc................ 14,610    486,951
               Zale Corp.+#..................... 39,563  1,062,662
                                                        ----------
                                                         1,549,613
                                                        ----------
             Retail - Leisure Products -- 0.0%
               MarineMax, Inc.+#................ 13,614    282,899
               West Marine, Inc.+#.............. 11,838    176,268
                                                        ----------
                                                           459,167
                                                        ----------

                                                                  Value
                   Security Description                 Shares   (Note 3)

    -----------------------------------------------------------------------
    Retail - Misc./Diversified -- 0.0%
      Pricesmart, Inc.#................................   6,571 $   134,705
                                                                -----------
    Retail - Music Store -- 0.1%
      Guitar Center, Inc.+#............................  24,174   1,296,452
                                                                -----------
    Retail - Office Supplies -- 0.1%
      School Specialty, Inc.+..........................  17,410     608,305
                                                                -----------
    Retail - Pawn Shops -- 0.2%
      Cash America International, Inc..................  24,452   1,014,513
      Ezcorp, Inc., Class A+...........................  29,286     440,169
      First Cash Financial Services, Inc.+.............  23,043     574,462
                                                                -----------
                                                                  2,029,144
                                                                -----------
    Retail - Petroleum Products -- 0.1%
      World Fuel Services Corp.........................  22,732     929,966
                                                                -----------
    Retail - Regional Department Stores -- 0.0%
      Bon-Ton Stores, Inc.#............................   5,496     262,159
      Retail Ventures, Inc.+#..........................  17,501     339,345
                                                                -----------
                                                                    601,504
                                                                -----------
    Retail - Restaurants -- 1.9%
      AFC Enterprises, Inc.+...........................  21,212     412,998
      Applebee's International, Inc....................  61,352   1,607,422
      BJ's Restaurants, Inc.+#.........................  12,987     262,987
      Bob Evans Farms, Inc.............................  29,617   1,146,178
      Buffalo Wild Wings, Inc.+#.......................   6,073     519,910
      California Pizza Kitchen, Inc.+..................  16,360     599,921
      Carrols Restaurant Group, Inc.+#.................   8,250     130,433
      CBRL Group, Inc..................................  21,567     969,221
      CEC Entertainment, Inc.+.........................  27,498   1,064,723
      Chipotle Mexican Grill, Inc., Class B+#..........  20,166   1,614,288
      CKE Restaurants, Inc.#...........................  56,402   1,229,000
      Cosi, Inc.+#.....................................  28,381     136,796
      Denny's Corp.+...................................  75,998     348,071
      Domino's Pizza, Inc..............................  31,303     614,165
      IHOP Corp.#......................................  14,410     837,941
      Jack in the Box, Inc.+...........................  29,198   2,232,771
      Krispy Kreme Doughnuts, Inc.+....................  45,360     386,921
      Landry's Restaurants, Inc.#......................  13,522     395,654
      Luby's, Inc.+....................................  17,688     170,512
      McCormick & Schmick's Seafood Restaurants, Inc.+.   9,835     276,855
      Morton's Restaurant Group, Inc.+.................   8,264     129,745
      O'Charley's, Inc.................................  19,076     430,927
      Papa John's International, Inc.+.................  18,463     571,430
      PF Chang's China Bistro, Inc.+#..................  21,905     849,695
      Rare Hospitality International, Inc.+............  25,171     730,966
      Red Robin Gourmet Burgers, Inc.+#................  13,653     586,123
      Ruby Tuesday, Inc.#..............................  44,857   1,236,707
      Ruth's Chris Steak House, Inc.+..................  14,410     263,847
      Sonic Corp+......................................  57,406   1,399,558
      Texas Roadhouse, Inc., Class A+#.................  43,064     596,436
      The Steak n Shake Co.+...........................  23,257     353,506
      Triarc Cos., Inc. Class B........................  53,473     826,158
                                                                -----------
                                                                 22,931,865
                                                                -----------
    Retail - Sporting Goods -- 0.2%
      Big 5 Sporting Goods Corp........................  18,756     474,339
      Cabela's Inc., Class A+#.........................  26,441     609,201
      Hibbett Sports, Inc.+............................  26,462     740,142
      Zumiez, Inc.+#...................................  11,909     459,687
                                                                -----------
                                                                  2,283,369
                                                                -----------
    Retail - Toy Stores -- 0.0%
      Build-A-Bear Workshop, Inc.+#....................  12,160     363,584
                                                                -----------
    Retail - Video Rentals -- 0.1%
      Blockbuster, Inc., Class A+#..................... 157,368     695,567
                                                                -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                            Value
                    Security Description           Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Retirement/Aged Care -- 0.2%
             Capital Senior Living Corp.+#........ 17,959 $   199,704
             Emeritus Corp.+#.....................  4,081     145,896
             Five Star Quality Care, Inc.+#....... 26,070     212,731
             Sunrise Senior Living, Inc.+......... 36,682   1,436,467
                                                          -----------
                                                            1,994,798
                                                          -----------
           Rubber - Tires -- 0.1%
             Bandag, Inc.#........................  9,275     470,706
             Cooper Tire & Rubber Co.#............ 50,666   1,219,531
                                                          -----------
                                                            1,690,237
                                                          -----------
           Rubber/Plastic Products -- 0.1%
             Myers Industries, Inc................ 22,019     488,161
             PW Eagle, Inc.#......................  8,687     278,071
                                                          -----------
                                                              766,232
                                                          -----------
           Satellite Telecom -- 0.1%
             Globalstar, Inc.+#................... 16,708     182,953
             Loral Space & Communications, Inc.+..  9,400     440,860
                                                          -----------
                                                              623,813
                                                          -----------
           Savings & Loans/Thrifts -- 1.6%
             Abington Community Bancorp, Inc.#....  5,755     105,892
             Anchor BanCorp Wisconsin, Inc........ 16,131     461,831
             BankAtlantic Bancorp, Inc. Class A... 38,992     369,644
             BankUnited Financial Corp. Class A#.. 25,864     592,803
             Berkshire Hills Bancorp, Inc.#.......  7,111     233,881
             BFC Financial Corp., Class A+#....... 13,431      56,410
             Brookline Bancorp, Inc............... 50,870     607,388
             Citizens First Bancorp, Inc.#........  6,958     157,529
             Clifton Savings Bancorp, Inc.#....... 11,008     128,683
             CSF Holdings, Inc.+(1)(2)............   2375           0
             Dime Community Bancshares............ 20,657     278,869
             Downey Financial Corp.#.............. 17,371   1,264,435
             First Financial Holdings, Inc.#......  9,933     327,888
             First Niagara Financial Group, Inc... 91,801   1,259,510
             First Place Financial Corp........... 14,400     301,104
             FirstFed Financial Corp.+#........... 13,715     884,206
             Flagstar Bancorp, Inc.#.............. 33,518     431,041
             Flushing Financial Corp.............. 15,808     260,042
             Franklin Bank Corp.+#................ 19,336     318,851
             Home Federal Bancorp, Inc.#..........  5,132      87,347
             Horizon Financial Corp.#............. 10,218     230,314
             Investors Bancorp, Inc.+............. 43,893     611,429
             ITLA Capital Corp....................  4,584     251,845
             Kearny Financial Corp.#.............. 18,025     250,547
             KNBT Bancorp, Inc.................... 23,922     362,897
             MAF Bancorp, Inc..................... 27,791   1,497,379
             NASB Financial, Inc.#................  3,274     117,864
             NewAlliance Bancshares, Inc.#........ 94,014   1,515,506
             Northwest Bancorp, Inc.#............. 15,431     434,846
             OceanFirst Financial Corp.#..........  7,205     129,258
             Oritani Financial Corp.+#............ 10,046     153,905
             Partners Trust Financial Group, Inc.. 37,151     403,831
             PFF BanCorp., Inc.................... 20,232     607,162
             Provident Financial Services, Inc.... 53,122     892,450
             Provident New York Bancorp, Inc.#.... 35,043     480,440
             Rockville Financial, Inc.#...........  7,224     109,877
             Roma Financial Corp.#................  8,381     141,890
             Sterling Financial Corp.............. 40,494   1,224,539
             TierOne Corp......................... 14,987     468,943
             United Community Financial Corp.#.... 22,400     236,992
             ViewPoint Financial Group............  9,586     175,903
             Wauwatosa Holdings, Inc.+#...........  8,630     145,329
             Westfield Financial, Inc............. 10,424     107,993
             Willow Grove Bancorp, Inc.#.......... 12,916     157,575
             WSFS Financial Corp..................  4,880     322,470
                                                          -----------
                                                           19,158,538
                                                          -----------

                                                                     Value
                    Security Description                   Shares   (Note 3)

  ----------------------------------------------------------------------------
  Schools -- 0.4%
    Capella Education Co.+................................   3,185 $   139,376
    Corinthian Colleges, Inc.+#...........................  71,156   1,039,589
    DeVry, Inc............................................  50,369   1,692,398
    Educate, Inc.+#.......................................  14,604     115,956
    Lincoln Educational Services Corp.+#..................   3,749      54,323
    Strayer Education, Inc................................  11,844   1,482,395
    Universal Technical Institute, Inc.+#.................  18,952     447,457
                                                                   -----------
                                                                     4,971,494
                                                                   -----------
  School - Day Care -- 0.1%
    Bright Horizons Family Solutions, Inc.+#..............  21,538     911,919
                                                                   -----------
  Seismic Data Collection -- 0.1%
    Dawson Geophysical Co.+#..............................   6,218     330,984
    Input/Output, Inc.+#..................................  58,213     933,155
                                                                   -----------
                                                                     1,264,139
                                                                   -----------
  Semiconductor Equipment -- 1.3%
    Asyst Technologies, Inc.+.............................  40,016     287,315
    ATMI, Inc.+...........................................  28,840     881,062
    Axcelis Technologies, Inc.+#..........................  83,416     536,365
    Brooks Automation, Inc.+#.............................  61,648   1,090,553
    Cabot Microelectronics Corp.+#........................  19,994     668,999
    Cohu, Inc.#...........................................  18,627     380,736
    Credence Systems Corp.+#..............................  82,523     273,976
    Entegris, Inc.+#...................................... 113,632   1,306,768
    FormFactor, Inc.+#....................................  37,813   1,504,201
    Kulicke and Soffa Industries, Inc.+...................  46,862     448,469
    LTX Corp.+............................................  50,972     298,186
    Mattson Technology, Inc.+.............................  43,323     427,165
    MKS Instruments, Inc.+................................  30,056     819,026
    Nextest Systems Corp.+................................   4,974      61,429
    Photronics, Inc.+#....................................  34,188     502,564
    Rudolph Technologies, Inc.+#..........................  20,197     323,960
    Semitool, Inc.+#......................................  18,154     180,451
    Tessera Technologies, Inc.+...........................  38,125   1,733,544
    Ultratech, Inc.+#.....................................  19,754     263,716
    Varian Semiconductor Equipment Associates, Inc.+......  70,914   2,989,025
    Veeco Instruments, Inc.+..............................  24,986     452,746
                                                                   -----------
                                                                    15,430,256
                                                                   -----------
  Semiconductors Components - Intergrated Circuits -- 0.5%
    Anadigics, Inc.+#.....................................  48,612     612,025
    Cirrus Logic, Inc.+...................................  72,240     559,138
    Emulex Corp.+.........................................  69,665   1,545,866
    Exar Corp.+...........................................  25,772     350,242
    Genesis Microchip, Inc.+#.............................  29,306     254,376
    Hitte Microwave Corp.+................................  10,731     436,215
    Micrel, Inc...........................................  56,282     701,274
    Pericom Semiconductor Corp.+..........................  21,748     238,358
    Standard Microsystems Corp.+..........................  18,320     568,286
    Techwell, Inc.+.......................................   4,653      61,513
    TriQuint Semiconductor, Inc.+#........................ 115,379     609,201
                                                                   -----------
                                                                     5,936,494
                                                                   -----------
  Software Tools -- 0.0%
    Borland Software Corp.+#..............................  60,093     358,154
                                                                   -----------
  Specified Purpose Acquisitions -- 0.1%
    Freedom Acquisition Holding Inc+#.....................  43,611     423,899
    Information Services Group Inc+#......................  26,709     205,659
    NTR Acquisition Co+#..................................  20,287     189,075
    Star Maritime Acquisition Corp.+#.....................  15,585     185,462
                                                                   -----------
                                                                     1,004,095
                                                                   -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Steel Pipe & Tube -- 0.2%
          Mueller Water Products, Inc., Class A#.....  91,561 $1,501,601
          Valmont Industries, Inc.#..................  14,935  1,052,768
                                                              ----------
                                                               2,554,369
                                                              ----------
        Steel - Producers -- 0.7%
          AK Steel Holding Corp.+#...................  90,875  3,155,180
          Chaparral Steel Co.........................  38,037  2,784,308
          Claymont Steel, Inc.+......................   7,180    168,012
          Olympic Steel, Inc.#.......................   6,913    231,931
          Ryerson, Inc.#.............................  21,515    816,064
          Schnitzer Steel Industries, Inc, Class A.#.  18,659  1,011,318
          Shiloh Industries, Inc.....................   3,986     38,505
          Steel Technologies, Inc....................   9,437    282,827
          Wheeling - Pittsburgh Corp.+#..............   8,899    195,778
                                                              ----------
                                                               8,683,923
                                                              ----------
        Storage/Warehousing -- 0.1%
          Mobile Mini, Inc.+.........................  29,117    879,333
                                                              ----------
        Sugar -- 0.0%
          Imperial Sugar Co.#........................   9,338    265,386
                                                              ----------
        Superconductor Product & Systems -- 0.0%
          American Superconductor Corp.+#............  28,679    497,294
                                                              ----------
        Telecom Equipment - Fiber Optics -- 0.3%
          Avanex Corp.+#............................. 149,769    253,109
          C-COR, Inc.+...............................  39,644    580,388
          Finisar Corp.+#............................ 187,887    682,030
          Harmonic, Inc.+............................  65,221    593,511
          MRV Communications, Inc.+#................. 103,224    339,607
          Newport Corp.+#............................  33,564    500,775
          Oplink Communications, Inc.+...............  13,498    237,295
          Optical Communication Products, Inc.+#.....  15,619     23,272
          Sycamore Networks, Inc.+................... 152,119    565,883
                                                              ----------
                                                               3,775,870
                                                              ----------
        Telecom Services -- 0.8%
          Cbeyond, Inc.+.............................  13,598    481,097
          Consolidated Commerce Holdings, Inc.#......  16,798    357,125
          Eschelon Telecom, Inc.+....................   7,717    228,269
          Fairpoint Communications, Inc.#............  22,719    408,942
          FiberTower Corp.+#.........................  97,546    405,791
          Harris Stratex Networks, Inc.+#............  19,848    339,401
          Iowa Telecommunications Services, Inc......  25,946    583,526
          MasTec, Inc.+#.............................  33,235    451,664
          NTELOS Holdings Corp.+.....................  12,450    313,989
          Orbcomm, Inc.+#............................   7,617    121,110
          PAETEC Holding Corp.+......................  51,256    597,132
          Premiere Global Services, Inc.+............  59,691    756,285
          RCN Corp...................................  24,061    677,317
          SAVVIS, Inc.+..............................  26,995  1,354,879
          Time Warner Telecom, Inc., Class A+........ 117,291  2,270,754
          USA Mobility, Inc..........................  22,589    519,773
          Vonage Holdings Corp.+#....................  25,856     77,827
                                                              ----------
                                                               9,944,881
                                                              ----------
        Telecommunication Equipment -- 1.1%
          ADTRAN, Inc................................  53,670  1,452,310
          Anaren, Inc.+..............................  14,199    247,915
          Andrew Corp.+.............................. 131,754  1,743,105
          Arris Group, Inc.+.........................  88,320  1,452,864
          CommScope, Inc.+#..........................  47,923  2,622,826
          Comtech Telecommunications Corp.+..........  18,823    842,706
          CPI International, Inc.+...................   5,839    119,641
          Ditech Networks, Inc.+.....................  26,715    213,720
          North Pittsburgh Systems, Inc.#............  12,395    245,297

                                                               Value
                   Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Telecommunication Equipment (continued)
         OpNext, Inc.+..............................  16,044 $   189,159
         Optium Corp.+..............................   4,929      66,689
         Plantronics, Inc.#.........................  38,843     943,885
         Sirenza Microdevices, Inc.+#...............  23,231     246,249
         Sonus Networks, Inc.+#..................... 208,412   1,806,932
         Symmetricom, Inc.+#........................  37,958     308,598
         Tekelec+#..................................  47,715     715,725
         UTStarcom, Inc.+#..........................  99,795     719,522
                                                             -----------
                                                              13,937,143
                                                             -----------
       Telephone - Integrated -- 0.4%
         Alaska Communications Systems Group, Inc.#.  34,655     546,856
         Atlantic Tele - Network, Inc...............   5,268     149,453
         Cincinnati Bell, Inc.+..................... 203,805   1,188,183
         CT Communications, Inc.#...................  15,877     498,379
         General Communication, Inc., Class A+......  44,162     585,147
         Golden Telecom, Inc........................  18,026     959,885
         IDT Corp., Class B#........................  37,141     462,034
         Shenandoah Telecom Co.#....................   6,366     314,480
         SureWest Communications#...................  12,086     311,335
                                                             -----------
                                                               5,015,752
                                                             -----------
       Television -- 0.1%
         Lin TV Corp., Class A+#....................  22,809     445,460
         Sinclair Broadcast Group, Inc., Class A....  37,605     576,108
                                                             -----------
                                                               1,021,568
                                                             -----------
       Textile - Apparel -- 0.0%
         Cherokee, Inc.#............................   6,408     299,958
         Perry Ellis International, Inc.+...........   8,999     282,029
                                                             -----------
                                                                 581,987
                                                             -----------
       Theaters -- 0.1%
         Carmike Cinemas, Inc.#.....................  10,742     279,829
         National CineMedia, Inc.+..................  34,682     990,171
                                                             -----------
                                                               1,270,000
                                                             -----------
       Therapeutics -- 1.1%
         Alnylam Pharmaceuticals, Inc.+#............  30,561     501,200
         Altus Pharmaceuticals, Inc.+#..............   8,256     111,621
         Anadys Pharmaceuticals, Inc.+#.............  23,512      95,224
         AtheroGenics, Inc.+#.......................  32,574      77,852
         AVANIR Pharmaceuticals, Class A+#..........  32,683     113,083
         AVI BioPharma, Inc.+#......................  41,492     126,551
         Bioenvision, Inc.+#........................  36,964     208,847
         BioMarin Pharmaceutical, Inc.+#............  75,459   1,346,188
         CV Therapeutics, Inc.+#....................  48,902     515,427
         Cypress Bioscience, Inc.+#.................  26,470     400,756
         Dendreon Corp.+#...........................  67,532     579,424
         Genta, Inc.+#.............................. 151,638      45,097
         Isis Pharmaceuticals, Inc.+................  68,132     685,408
         Mannkind Corp.+............................  27,345     311,186
         Medarex, Inc.+#............................ 100,925   1,613,791
         MGI Pharma, Inc.+..........................  64,519   1,379,416
         Nabi Biopharmaceuticals+#..................  49,562     254,749
         Neurocrine Biosciences, Inc.+#.............  31,159     362,068
         NPS Pharmaceuticals, Inc.+.................  38,072     162,187
         Nuvelo, Inc.+#.............................  42,792     157,475
         Onyx Pharmaceuticals, Inc.+#...............  38,480   1,151,322
         Progenics Pharmaceuticals, Inc.+#..........  18,401     393,597
         Renovis, Inc.+.............................  17,983      60,063
         Tanox, Inc.+#..............................  20,096     377,001
         The Medicines Co.+#........................  41,391     807,538
         Trimeris, Inc.+#...........................  14,605     103,257
         Trubion Pharmaceuticals, Inc.+#............   3,821      70,803
         United Therapeutics Corp.+.................  17,739   1,170,597
                                                             -----------
                                                              13,181,728
                                                             -----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Tobacco -- 0.2%
           Alliance One International, Inc.+........ 78,464 $  754,039
           Universal Corp........................... 21,248  1,350,735
           Vector Group, Ltd.#...................... 32,575    628,372
                                                            ----------
                                                             2,733,146
                                                            ----------
         Toys -- 0.2%
           JAKKS Pacific, Inc.+..................... 22,745    597,511
           Leapfrog Enterprises, Inc.+#............. 28,105    312,247
           Marvel Entertainment, Inc.+#............. 38,904  1,074,139
                                                            ----------
                                                             1,983,897
                                                            ----------
         Transactional Software -- 0.1%
           Bottomline Technologies, Inc.+........... 16,951    214,939
           Innerworkings, Inc.+#....................  9,450    125,591
           Synchronoss Technologies, Inc.+..........  6,721    181,803
           Transaction Systems Architects, Inc.+.... 30,887  1,051,702
                                                            ----------
                                                             1,574,035
                                                            ----------
         Transport - Air Freight -- 0.2%
           ABX Air, Inc.+........................... 48,133    304,201
           Atlas Air Worldwide Holdings, Inc.+#..... 17,499  1,025,966
           EGL, Inc.+............................... 25,986  1,204,451
                                                            ----------
                                                             2,534,618
                                                            ----------
         Transport - Equipment & Leasng -- 0.1%
           AMERCO+#.................................  8,474    597,841
           Greenbrier Cos., Inc.#................... 11,178    352,442
           Interpool, Inc...........................  9,887    266,850
           TAL International Group, Inc.#........... 13,336    347,003
                                                            ----------
                                                             1,564,136
                                                            ----------
         Transport - Marine -- 0.2%
           American Commercial Lines, Inc.+#........ 50,816  1,610,359
           Gulfmark Offshore, Inc.+#................ 14,480    727,330
           Horizon Lines, Inc. Class A#............. 11,803    406,968
                                                            ----------
                                                             2,744,657
                                                            ----------
         Transport - Rail -- 0.3%
           Florida East Coast Industries, Inc.#..... 29,076  2,434,534
           Genesee & Wyoming, Inc., Class A+........ 29,863    971,443
                                                            ----------
                                                             3,405,977
                                                            ----------
         Transport - Services -- 0.3%
           Bristow Group, Inc.+#.................... 19,294    950,422
           Dynamex, Inc.+#..........................  9,152    247,104
           Hub Group, Inc., Class A+................ 33,046  1,222,041
           Pacer International, Inc................. 31,014    834,897
           PHI, Inc.+#.............................. 11,325    322,762
           SIRVA, Inc.+#............................ 40,954    116,719
           Universal Truckload Services, Inc.+#.....  4,899    104,839
                                                            ----------
                                                             3,798,784
                                                            ----------
         Transport - Truck -- 0.5%
           Arkansas Best Corp.#..................... 20,872    861,805
           Celadon Group, Inc.+..................... 18,953    312,914
           Forward Air Corp.#....................... 26,006    884,464
           Heartland Express, Inc.#................. 50,002    838,533
           Knight Transportation, Inc.#............. 47,283    885,611
           Marten Transport, Ltd.+.................. 12,638    244,672
           Old Dominion Freight Lines, Inc.+........ 23,253    726,191
           P.A.M. Transportation Services, Inc.+....  4,395     80,692
           Patriot Transportation Holding, Inc.+#...  1,291    115,467
           Quality Distribution, Inc.+#.............  7,038     70,873
           Saia, Inc.+.............................. 12,106    346,111
           U.S. Xpress Enterprises, Inc., Class A+#.  7,623    105,883
           USA Truck, Inc.+#........................  7,158    119,896
           Werner Enterprises, Inc.#................ 39,984    772,891
                                                            ----------
                                                             6,366,003
                                                            ----------

                                                            Value
                   Security Description           Shares   (Note 3)

           ---------------------------------------------------------
           Travel Services -- 0.1%
             Ambassadors Group, Inc..............  16,005 $  548,651
             Ambassadors International, Inc.#....   5,902    191,166
                                                          ----------
                                                             739,817
                                                          ----------
           Ultra Sound Imaging Systems -- 0.0%
             SonoSite, Inc.+#....................  13,457    383,659
                                                          ----------
           Veterinary Diagnostics -- 0.0%
             Animal Health International, Inc.+..   9,744    121,313
                                                          ----------
           Veterinary Products -- 0.0%
             PetMed Express, Inc.+#..............  15,501    200,118
                                                          ----------
           Vitamins & Nutrition Products -- 0.2%
             Mannatech, Inc.#....................  13,531    189,705
             NBTY, Inc.+.........................  45,575  2,394,055
             Tiens Biotech Group USA, Inc.+#.....   2,887     11,894
             USANA Health Sciences, Inc.+#.......   7,740    300,931
                                                          ----------
                                                           2,896,585
                                                          ----------
           Water -- 0.2%
             American States Water Co.#..........  13,899    500,781
             California Water Service Group#.....  15,794    588,011
             PICO Holdings, Inc.+#...............  10,443    490,925
             SJW Corp.#..........................  12,436    401,310
             Southwest Water Co.#................  19,743    257,054
                                                          ----------
                                                           2,238,081
                                                          ----------
           Water Treatment Systems -- 0.0%
             Basin Water, Inc.+#.................   5,215     37,026
                                                          ----------
           Web Hosting/Design -- 0.2%
             eCollege.com, Inc.+#................  14,950    329,348
             Equinix, Inc.+#.....................  23,629  2,064,702
             NIC, Inc............................  31,606    178,574
             Terremark Worldwide, Inc.+#.........  40,568    299,798
                                                          ----------
                                                           2,872,422
                                                          ----------
           Web Portals/ISP -- 0.2%
             EarthLink, Inc.+.................... 101,273    838,541
             Sohu.com, Inc.+#....................  21,339    557,161
             Trizetto Group, Inc.+...............  37,340    691,910
             United Online, Inc..................  53,017    904,470
                                                          ----------
                                                           2,992,082
                                                          ----------
           Wire & Cable Products -- 0.5%
             Belden, Inc.#.......................  37,178  2,128,812
             Encore Wire Corp.#..................  19,213    558,138
             General Cable Corp.+#...............  41,751  2,845,331
             Insteel Industries, Inc.#...........  11,510    210,173
             Superior Essex, Inc.+...............  16,625    587,527
                                                          ----------
                                                           6,329,981
                                                          ----------
           Wireless Equipment -- 0.4%
             Audiovox Corp., Class A+............  13,669    183,575
             CalAmp Corp.+#......................  19,203     86,029
             Carrier Access Corp.+#..............  17,170     68,337
             EMS Technologies, Inc.+.............  12,521    254,552
             ID Systems, Inc.+#..................   9,147    123,850
             Interdigital Communications Corp.+#.  42,723  1,390,634
             Novatel Wireless, Inc.+#............  24,324    565,047
             Powerwave Technologies, Inc.+#...... 107,434    685,429
             Radyne Corp.+#......................  14,851    137,817
             RF Micro Devices, Inc.+#............ 157,957  1,031,459
             ViaSat, Inc.+.......................  19,298    625,062
             Wireless Facilities, Inc.+#.........  47,174     77,365
                                                          ----------
                                                           5,229,156
                                                          ----------
           Wound, Burn & Skin Care -- 0.0%
             Obagi Medical Products, Inc.+.......   4,410     79,336
                                                          ----------

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                     Shares/
                                                    Principal       Value
               Security Description                  Amount        (Note 3)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 X-Ray Equipment -- 0.2%
   Hologic, Inc.+#................................       43,530 $    2,354,538
                                                                --------------
 Total Common Stock
    (cost $932,279,631)...........................               1,169,122,455
                                                                --------------
 RIGHTS -- 0.0%
 Medical - Drugs -- 0.0%
   OSI Pharmaceuticals, Inc.
    Expires 06/08/12 (cost $0)+...................        1,002             10
                                                                --------------
 WARRANTS -- 0.0%
 Enterprise Software/Service -- 0.0%
   MicroStrategy, Inc.
    Expires 06/24/07 (Strike price $400.00)+#.....          491             44
                                                                --------------
 Finance - Other Services -- 0.0%
   Imperial Credit Industries, Inc.
    Expires 01/31/08 (Strike price $2.15)+#(1)(2).          255              0
                                                                --------------
 Total Warrants
    (cost $0).....................................                          44
                                                                --------------
 CORPORATE BONDS & NOTES -- 0.0%
 Metal Processors & Fabrication -- 0.0%
   Mueller Industries, Inc.
    Sub. Notes
    6.00% due 11/01/14#
    (cost $152,000)............................... $    152,000        142,120
                                                                --------------
 Total Long-Term Investment Securities
    (cost $932,431,631)...........................               1,169,264,629
                                                                --------------
 SHORT-TERM INVESTMENT SECURITIES -- 29.2%
 Collective Investment Pool -- 25.3%
   Securities Lending Quality Trust(3)............  308,833,925    308,833,925
                                                                --------------
 Commercial Paper -- 3.7%
   Dresdner US Finance
    5.30% due 06/01/07............................   45,000,000     45,000,000
                                                                --------------
 U.S. Government Treasuries -- 0.2%
   United States Treasury Bills...................
   4.70% due 07/05/07@............................       15,000         14,932
   4.73% due 07/05/07@............................      600,000        597,333
   4.83% due 06/07/07@............................      145,000        144,884
   4.84% due 06/07/07@............................       95,000         94,924
   4.86% due 07/05/07@............................    1,100,000      1,095,014
                                                                --------------
                                                                     1,947,087
                                                                --------------
 Total Short-Term Investment Securities
    (cost $355,781,012)...........................                 355,781,012
                                                                --------------

                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 3)

-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $1,498,198.49 and
   collateralized by Federal Farm Credit Bank, bearing
   interest at 4.80% due 03/08/10 and having an
   approximate value of $1,543,850 (cost $1,498,000).... 1,498,000  $    1,498,000
                                                                    --------------
TOTAL INVESTMENTS
   (cost $1,289,710,643)(4).............................     125.2%  1,526,543,641
Liabilities in excess of other assets...................     (25.2)   (307,716,175)
                                                         ---------  --------------
NET ASSETS --                                                100.0% $1,218,827,466
                                                         =========  ==============

--------
ADR--American Depository Receipt
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
#  The security or a portion thereof is out on loan (See Note 3)
(1)Fair valued security; see Note 3
(2)Illiquid security
(3)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(4)See Note 6 for cost of investments on a tax basis.
(5)To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Small Cap Index Fund held the following restricted securities:

                                                            Market
                   Acquisition        Acquisition  Market    Value      % of
       Name           Date     Shares    Cost      Value   Per Share Net Assets
 ----------------- ----------- ------ ----------- -------- --------- ----------
 Imperial Credit
  Industries, Inc.  02/02/06      255  $      -   $      -    $-        0.00%

 iPCS, Inc........  06/30/06   11,827   570,730
   Common Stock...  08/29/06      811    42,172
                    11/29/06      481    25,488
                    02/13/07      676    35,988
                               ------  --------   --------              ----
                               13,795  $674,378   $479,790              0.00%
                                                  --------              ----
                                                  $479,790              0.00%
                                                  ========              ====

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                           Expiration  Value at   Value as of   Appreciation
Contracts        Description           Date    Trade Date  May 31, 2007 (Depreciation)
--------------------------------------------------------------------------------------
573 Long  Russell E-mini 2000 Index June 2007  $45,953,555 $48,619,050    $2,665,495
                                                                          ----------
                                                                          $2,665,495
                                                                          ==========

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

       Collective Investment Pool.................................. 24.8%
       Banks -- Commercial.........................................  6.7
       Insurance -- Property/Casualty..............................  4.4
       Oil Companies -- Exploration & Production...................  4.2
       Real Estate Investment Trusts...............................  4.2
       Metal Processors & Fabrication..............................  3.1
       Savings & Loans/Thrifts.....................................  2.7
       Computers -- Memory Devices.................................  2.3
       Retail -- Restaurants.......................................  2.2
       Retail -- Apparel/Shoe......................................  2.1
       Electric -- Integrated......................................  2.0
       Paper & Related Products....................................  1.8
       Distribution/Wholesale......................................  1.7
       Human Resources.............................................  1.7
       Machinery -- General Industrial.............................  1.7
       Diversified Manufactured Operations.........................  1.5
       Transport -- Truck..........................................  1.5
       Semiconductor Equipment.....................................  1.3
       Auto/Truck Parts & Equipment -- Original....................  1.2
       Financial Guarantee Insurance...............................  1.2
       Insurance -- Reinsurance....................................  1.2
       Networking Products.........................................  1.1
       Wire & Cable Products.......................................  1.1
       Electronic Components -- Semiconductors.....................  1.0
       Home Furnishings............................................  1.0
       Time Deposits...............................................  1.0
       Transport -- Marine.........................................  1.0
       Aerospace/Defense -- Equipment..............................  0.9
       Building Products -- Air & Heating..........................  0.9
       Chemicals -- Specialty......................................  0.9
       Containers -- Metal/Glass...................................  0.9
       Insurance -- Life/Health....................................  0.9
       Medical -- Drugs............................................  0.9
       Oil & Gas Drilling..........................................  0.9
       Retail -- Convenience Store.................................  0.9
       Semiconductors Components -- Intergrated Circuits...........  0.9
       Apparel Manufacturers.......................................  0.8
       Building Products -- Cement.................................  0.8
       Chemicals -- Plastics.......................................  0.8
       Commercial Services -- Finance..............................  0.8
       Consumer Products -- Misc...................................  0.8
       Data Processing/Management..................................  0.8
       Electronic Components -- Misc...............................  0.8
       Finance -- Investment Banker/Broker.........................  0.8
       Gas -- Distribution.........................................  0.8
       Medical Products............................................  0.8
       Medical -- Generic Drugs....................................  0.8
       Multimedia..................................................  0.8
       Footwear & Related Apparel..................................  0.7
       Health Care Cost Containment................................  0.7
       Insurance Brokers...........................................  0.7
       Medical Instruments.........................................  0.7
       Oil -- Field Services.......................................  0.7
       Electric Products -- Misc...................................  0.6
       Engines -- Internal Combustion..............................  0.6
       Finance -- Credit Card......................................  0.6
       Retail -- Jewelry...........................................  0.6
       Steel -- Producers..........................................  0.6
       Web Portals/ISP.............................................  0.6
       Building -- MobileHome/Manufactured Housing.................  0.5
       Circuit Boards..............................................  0.5
       Food -- Confectionery.......................................  0.5
       Food -- Wholesale/Distribution..............................  0.5
       Machinery -- Electrical.....................................  0.5
       Oil Field Machinery & Equipment.............................  0.5
       Recreational Vehicles.......................................  0.5
       Rental Auto/Equipment.......................................  0.5
       Wireless Equipment..........................................  0.5
       Airlines....................................................  0.4

      Containers -- Paper/Plastic.................................   0.4
      Diversified Operations/Commerical Services..................   0.4
      Food -- Retail..............................................   0.4
      Non-Ferrous Metals..........................................   0.4
      Real Estate Operations & Development........................   0.4
      Retail -- Sporting Goods....................................   0.4
      Aerospace/Defense...........................................   0.3
      Agricultural Chemicals......................................   0.3
      Applications Software.......................................   0.3
      Auto Repair Centers.........................................   0.3
      Building Products -- Light Fixtures.........................   0.3
      Building Products -- Wood...................................   0.3
      Chemicals -- Diversified....................................   0.3
      Coatings/Paint..............................................   0.3
      Computer Aided Design.......................................   0.3
      Computers -- Integrated Systems.............................   0.3
      Consulting Services.........................................   0.3
      Electronic Measurement Instruments..........................   0.3
      Engineering/R&D Services....................................   0.3
      Food -- Canned..............................................   0.3
      Garden Products.............................................   0.3
      Instruments -- Controls.....................................   0.3
      Investment Companies........................................   0.3
      Machinery -- Farming........................................   0.3
      Medical -- Biomedical/Gene..................................   0.3
      Multilevel Direct Selling...................................   0.3
      Office Automation & Equipment...............................   0.3
      Office Furnishings -- Original..............................   0.3
      Office Supplies & Forms.....................................   0.3
      Physicians Practice Management..............................   0.3
      Retail -- Auto Parts........................................   0.3
      Retail -- Automobile........................................   0.3
      Retail -- Home Furnishings..................................   0.3
      Telecom Services............................................   0.3
      Telephone -- Integrated.....................................   0.3
      Athletic Equipment..........................................   0.2
      Batteries/Battery Systems...................................   0.2
      Building & Construction Products -- Misc....................   0.2
      Building Products -- Doors & Windows........................   0.2
      Building -- Residential/Commerical..........................   0.2
      Collectibles................................................   0.2
      Communications Software.....................................   0.2
      Electronic Parts Distribution...............................   0.2
      Enterprise Software/Service.................................   0.2
      Industrial Gases............................................   0.2
      Internet Infrastructure Software............................   0.2
      Publishing -- Newspapers....................................   0.2
      Real Estate Management/Services.............................   0.2
      Repurchase Agreements.......................................   0.2
      Software Tools..............................................   0.2
      Theaters....................................................   0.2
      Capacitors..................................................   0.1
      Computer Services...........................................   0.1
      Finance -- Leasing Companies................................   0.1
      Food -- Misc................................................   0.1
      Forestry....................................................   0.1
      Internet Infrastructure Equipment...........................   0.1
      Investment Management/Advisor Services......................   0.1
      Linen Supply & Related Items................................   0.1
      Retail -- Computer Equipment................................   0.1
      Textile -- Products.........................................   0.1
                                                                   -----
                                                                   124.7%
                                                                   =====

*  Calculated as a percentage of Net Assets.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK -- 98.7%
  Aerospace/Defense -- 0.3%
   Teledyne Technologies, Inc.+..........................  22,770 $ 1,049,242
                                                                  -----------
  Aerospace/Defense - Equipment -- 0.9%
   AAR Corp.+#...........................................  29,950     973,375
   GenCorp, Inc.+#.......................................  90,967   1,219,867
   Innovative Solutions and Support, Inc.+#..............  44,000   1,156,320
                                                                  -----------
                                                                    3,349,562
                                                                  -----------
  Agricultural Chemicals -- 0.3%
   UAP Holding Corp......................................  45,970   1,354,276
                                                                  -----------
  Airlines -- 0.4%
   Skywest, Inc..........................................  51,030   1,404,856
                                                                  -----------
  Apparel Manufacturers -- 0.8%
   Kellwood Co.#.........................................  71,370   2,056,170
   Phillips - Van Heusen Corp............................  18,220   1,113,606
                                                                  -----------
                                                                    3,169,776
                                                                  -----------
  Applications Software -- 0.3%
   Corel Corp.+..........................................  73,228   1,012,011
                                                                  -----------
  Athletic Equipment -- 0.2%
   Nautilus, Inc.#.......................................  69,986     901,420
                                                                  -----------
  Athletic Footwear -- 0.0%
   K-Swiss, Inc., Class A................................   5,856     169,883
                                                                  -----------
  Auto Repair Center -- 0.3%
   Midas, Inc.+..........................................  44,070     990,253
                                                                  -----------
  Auto/Truck Parts & Equipment - Original -- 1.2%
   American Axle & Manufacturing Holdings, Inc.#.........  41,390   1,192,860
   ArvinMeritor, Inc.#...................................  63,550   1,326,924
   Modine Manufacturing Co...............................  46,606   1,095,707
   Superior Industries International, Inc.#..............  39,020     881,072
   Supreme Industries, Inc. Class A......................  23,726     150,660
                                                                  -----------
                                                                    4,647,223
                                                                  -----------
  Banks - Commercial -- 6.7%
   AMCORE Financial, Inc.#............................... 127,107   3,786,518
   BancorpSouth, Inc.#................................... 105,100   2,631,704
   Citizens Banking Corp.#............................... 121,031   2,304,430
   City Holding Co.#.....................................  24,260     924,549
   Colonial BancGroup, Inc...............................  43,220   1,090,873
   Columbia Banking System, Inc..........................  29,270     888,052
   Corus Bankshares, Inc.#...............................  48,360     879,668
   East West Bancorp, Inc................................  22,990     932,015
   First Citizens BancShares, Inc., Class A..............  18,653   3,613,832
   First Community Bancorp#..............................  17,560     991,789
   First Financial Bancorp#..............................  31,831     468,552
   First State Bancorp.#.................................  33,825     748,209
   Fremont General Corp.#................................  54,460     721,595
   Greater Bay Bancorp...................................  23,610     658,955
   Hanmi Financial Corp..................................  45,640     797,331
   Provident Bankshares Corp.............................  29,710     993,799
   Renasant Corp.#.......................................  27,080     658,586
   Sterling Bancshares, Inc..............................  87,825   1,009,109
   UMB Financial Corp....................................  23,710     915,443
   Webster Financial Corp.#..............................  22,660   1,019,473
                                                                  -----------
                                                                   26,034,482
                                                                  -----------
  Batteries/Battery Systems -- 0.2%
   EnerSys+#.............................................  40,606     735,781
                                                                  -----------
  Building & Construction Products - Misc. -- 0.2%
   Simpson Manufacturing Co., Inc.#......................  25,687     855,891
                                                                  -----------

                                                                     Value
                    Security Description                   Shares   (Note 3)

   --------------------------------------------------------------------------
   Building Products - Air & Heating -- 0.9%
    Comfort Systems USA, Inc..............................  69,160 $  968,240
    Goodman Global, Inc.+#................................  65,660  1,439,267
    Lennox International, Inc.............................  36,191  1,239,542
                                                                   ----------
                                                                    3,647,049
                                                                   ----------
   Building Products - Cement -- 0.8%
    Eagle Materials, Inc..................................  60,974  3,059,066
                                                                   ----------
   Building Products - Doors & Windows -- 0.2%
    Apogee Enterprises, Inc.#.............................  39,018    960,623
                                                                   ----------
   Building Products - Light Fixtures -- 0.3%
    Genlyte Group, Inc.+..................................  15,335  1,335,985
                                                                   ----------
   Building Products - Wood -- 0.3%
    Universal Forest Products, Inc.#......................  22,420  1,077,954
                                                                   ----------
   Building - MobileHome/Manufactured Housing -- 0.5%
    Cavco Industries, Inc.+#..............................  24,674    953,403
    Champion Enterprises, Inc.+#..........................   7,714     87,708
    MonaCo. Coach Corp.#..................................  62,262    959,458
                                                                   ----------
                                                                    2,000,569
                                                                   ----------
   Building - Residential/Commerical -- 0.2%
    M/I Homes, Inc.#......................................  27,590    794,040
                                                                   ----------
   Capacitors -- 0.1%
    KEMET Corp.+#.........................................  34,339    263,724
                                                                   ----------
   Chemicals - Diversified -- 0.3%
    Olin Corp.............................................  59,430  1,202,863
                                                                   ----------
   Chemicals - Plastics -- 0.8%
    A. Schulman, Inc......................................  85,034  2,056,972
    Spartech Corp.........................................  38,380  1,028,584
                                                                   ----------
                                                                    3,085,556
                                                                   ----------
   Chemicals - Specialty -- 0.9%
    American Pacific Corp.+#..............................  25,718    423,575
    Arch Chemicals, Inc...................................  66,079  2,323,338
    Omnova Solutions, Inc.+............................... 162,811    913,370
                                                                   ----------
                                                                    3,660,283
                                                                   ----------
   Circuit Boards -- 0.5%
    Park Electrochemical Corp.#...........................  37,100  1,033,235
    TTM Technologies, Inc.+...............................  97,660  1,080,120
                                                                   ----------
                                                                    2,113,355
                                                                   ----------
   Coatings/Paint -- 0.3%
    RPM International, Inc................................  49,000  1,113,280
                                                                   ----------
   Collectibles -- 0.2%
    The Topps Co., Inc....................................  68,992    705,098
                                                                   ----------
   Commercial Services - Finance -- 0.8%
    Advance America Cash Advance Centers, Inc.#...........  68,150  1,202,848
    Deluxe Corp...........................................  39,196  1,711,689
    Global Cash Access, Inc.+.............................   8,803    143,049
                                                                   ----------
                                                                    3,057,586
                                                                   ----------
   Communications Software -- 0.2%
    InPhonic, Inc.+#......................................  94,500    827,820
                                                                   ----------
   Computer Aided Design -- 0.3%
    Parametric Technology Corp.+..........................  62,420  1,166,006
                                                                   ----------
   Computer Services -- 0.1%
    CACI International, Inc., Class A+....................  11,090    571,690
                                                                   ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                    Security Description                Shares   (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Computers - Integrated Systems -- 0.3%
       Agilysys, Inc...................................  49,603 $1,077,377
                                                                ----------
     Computers - Memory Devices -- 2.3%
       Imation Corp.................................... 128,345  4,865,559
       Komag, Inc.+#...................................  21,411    519,431
       Quantum Corp.+#................................. 229,471    709,065
       Silicon Graphics, Inc.+.........................   6,031    174,899
       Smart Modular Technologies WWH, Inc.+...........  96,170  1,378,116
       Xyratex, Ltd.+..................................  48,050  1,059,983
                                                                ----------
                                                                 8,707,053
                                                                ----------
     Consulting Services -- 0.3%
       MAXIMUS, Inc....................................  25,760  1,113,347
                                                                ----------
     Consumer Products - Misc. -- 0.8%
       Blyth, Inc......................................  16,563    454,489
       Central Garden & Pet Co.+#......................  21,421    307,391
       Tupperware Brands Corp..........................  56,671  1,638,359
       WD-40 Co........................................  21,977    732,493
                                                                ----------
                                                                 3,132,732
                                                                ----------
     Containers - Metal/Glass -- 0.9%
       Owens-Illinois, Inc.+...........................  71,057  2,415,938
       Silgan Holdings, Inc............................  19,550  1,128,426
                                                                ----------
                                                                 3,544,364
                                                                ----------
     Containers - Paper/Plastic -- 0.4%
       Packaging Corp. of America......................  55,434  1,433,523
                                                                ----------
     Data Processing/Management -- 0.8%
       eFunds Corp.+#..................................  43,884  1,483,718
       MoneyGram International, Inc....................  53,066  1,546,343
                                                                ----------
                                                                 3,030,061
                                                                ----------
     Distribution/Wholesale -- 1.7%
       Brightpoint, Inc.+#............................. 110,592  1,453,179
       Directed Electronics, Inc.+#.................... 128,670  1,141,303
       NuCo2, Inc.+#...................................  35,066    906,807
       Owens & Minor, Inc.#............................  26,290    933,295
       Watsco, Inc.#...................................  18,570  1,173,809
       WESCO International, Inc.+#.....................  16,910  1,096,106
                                                                ----------
                                                                 6,704,499
                                                                ----------
     Diversified Manufactured Operations -- 1.5%
       A.O. Smith Corp.................................  29,080  1,142,553
       Ameron International Corp.#.....................  14,390  1,129,615
       Crane Co........................................  61,565  2,689,775
       EnPro Industries, Inc.+#........................  21,741    903,121
                                                                ----------
                                                                 5,865,064
                                                                ----------
     Diversified Operations/Commerical Services -- 0.4%
       Viad Corp.......................................  33,863  1,502,501
                                                                ----------
     E-Commerce/Services -- 0.0%
       ePlus, Inc.+....................................   7,460     72,660
                                                                ----------
     Electric Products - Misc. -- 0.6%
       AMETEK, Inc.....................................  26,785  1,010,866
       Lamson & Sessions Co.+#.........................  42,300  1,181,439
                                                                ----------
                                                                 2,192,305
                                                                ----------
     Electric - Integrated -- 2.0%
       Allete, Inc.....................................  66,577  3,195,696
       Black Hills Corp.#..............................  31,862  1,306,023
       El Paso Electric Co.+...........................  74,493  2,026,955
       Westar Energy, Inc..............................  44,930  1,191,094
                                                                ----------
                                                                 7,719,768
                                                                ----------

                                                                Value
                    Security Description              Shares   (Note 3)

       -----------------------------------------------------------------
       Electronic Components - Misc. -- 0.8%
         AVX Corp.#..................................  42,828 $  770,476
         Benchmark Electronics, Inc.+................  53,678  1,186,820
         Technitrol, Inc.............................  40,549  1,068,061
                                                              ----------
                                                               3,025,357
                                                              ----------
       Electronic Components - Semiconductors -- 1.0%
         Conexant Systems, Inc.+#.................... 131,242    169,302
         Cree, Inc.+#................................  26,341    592,672
         DSP Group, Inc.+............................  20,053    436,955
         Lattice Semiconductor Corp.+#...............  82,470    434,617
         Microsemi Corp.+#...........................  46,620  1,074,591
         MoSys, Inc.+#...............................  98,351    791,726
         Syntax-Brillian Corp.+#.....................  33,206    201,228
         Zoran Corp.+................................  10,229    205,910
                                                              ----------
                                                               3,907,001
                                                              ----------
       Electronic Measurement Instruments -- 0.3%
         Orbotech, Ltd.+.............................  57,877  1,294,130
                                                              ----------
       Electronic Parts Distribution -- 0.2%
         Avnet, Inc.+#...............................  19,473    834,223
                                                              ----------
       Engineering/R&D Services -- 0.3%
         URS Corp.+..................................  21,700  1,091,076
                                                              ----------
       Engines - Internal Combustion -- 0.6%
         Briggs & Stratton Corp.#....................  71,711  2,327,022
                                                              ----------
       Enterprise Software/Service -- 0.2%
         Novell, Inc.+#..............................  82,821    647,660
                                                              ----------
       Finance - Credit Card -- 0.6%
         Advanta Corp., Class B......................  45,710  2,297,385
                                                              ----------
       Finance - Investment Banker/Broker -- 0.8%
         Knight Capital Group, Inc., Class A+#.......  72,647  1,257,520
         SWS Group, Inc.#............................  24,860    600,120
         Tradestation Group, Inc.+#..................  91,150  1,086,508
                                                              ----------
                                                               2,944,148
                                                              ----------
       Finance - Leasing Company -- 0.1%
         Financial Federal Corp......................   8,656    235,357
                                                              ----------
       Financial Guarantee Insurance -- 1.2%
         ACA Capital Holdings, Inc.+#................  49,006    706,176
         Assured Guaranty, Ltd.......................  92,332  2,731,181
         Triad Guaranty, Inc.+#......................  24,030  1,071,498
                                                              ----------
                                                               4,508,855
                                                              ----------
       Food - Canned -- 0.3%
         Treehouse Foods, Inc.+#.....................  39,556  1,109,150
                                                              ----------
       Food - Confectionery -- 0.5%
         Tootsie Roll Industries, Inc.#..............  64,480  1,811,888
                                                              ----------
       Food - Misc. -- 0.1%
         American Italian Pasta Co.+ Class A#........  23,380    247,828
                                                              ----------
       Food - Retail -- 0.4%
         Ruddick Corp.#..............................  49,410  1,546,039
                                                              ----------
       Food - Wholesale/Distribution -- 0.5%
         Nash Finch Co.#.............................  29,240  1,375,742
         Spartan Stores, Inc.........................  28,030    739,992
                                                              ----------
                                                               2,115,734
                                                              ----------
       Footwear & Related Apparel -- 0.7%
         Stride Rite Corp............................  82,224  1,656,814
         Wolverine World Wide, Inc...................  33,480    971,924
                                                              ----------
                                                               2,628,738
                                                              ----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                    Value
                   Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Forestry -- 0.1%
   Deltic Timber Corp.#..................................   8,364 $   451,321
                                                                  -----------
  Garden Products -- 0.3%
   Toro Co...............................................  17,760   1,062,581
                                                                  -----------
  Gas - Distribution -- 0.8%
   Atmos Energy Corp.....................................  45,673   1,479,348
   Energen Corp..........................................  25,780   1,518,958
   Laclede Group, Inc....................................   1,438      44,808
                                                                  -----------
                                                                    3,043,114
                                                                  -----------
  Health Care Cost Containment -- 0.7%
   Healthspring, Inc.+...................................  61,380   1,498,899
   Hooper Holmes, Inc.+.................................. 311,090   1,129,257
                                                                  -----------
                                                                    2,628,156
                                                                  -----------
  Home Furnishings -- 1.0%
   Ethan Allen Interiors, Inc.#..........................  24,270     881,244
   Furniture Brands International, Inc.#.................  77,171   1,118,979
   La-Z-Boy, Inc.#.......................................  52,111     612,825
   Tempur - Pedic International, Inc.#...................  42,455   1,076,659
                                                                  -----------
                                                                    3,689,707
                                                                  -----------
  Human Resources -- 1.7%
   AMN Healthcare Services, Inc.+........................  46,829   1,054,589
   Cross Country Healthcare, Inc.+.......................  31,015     539,971
   Gevity HR, Inc.#......................................  55,830   1,172,430
   Heidrick & Struggles International, Inc.+.............  21,339   1,040,063
   Kelly Services, Inc., Class A.........................  20,697     596,488
   Kforce, Inc.+.........................................  74,202   1,192,426
   MPS Group, Inc.+......................................  64,600     888,250
                                                                  -----------
                                                                    6,484,217
                                                                  -----------
  Industrial Gases -- 0.2%
   Airgas, Inc...........................................  21,500     916,760
                                                                  -----------
  Instruments - Controls -- 0.3%
   X-Rite, Inc.#.........................................  73,570   1,100,607
                                                                  -----------
  Insurance Broker -- 0.7%
   Hilb Rogal and Hobbs Co.#.............................  63,856   2,770,712
                                                                  -----------
  Insurance-Life/Health -- 0.9%
   American Equity Investment Life Holding Co.#.......... 115,910   1,389,761
   FBL Financial Group, Inc., Class A....................  26,595   1,023,376
   Presidential Life Corp................................  63,470   1,158,962
                                                                  -----------
                                                                    3,572,099
                                                                  -----------
  Insurance - Property/Casualty -- 4.4%
   Commerce Group, Inc...................................  42,640   1,453,598
   Employers Holdings, Inc.#.............................  36,770     779,524
   Infinity Property & Casualty Corp.....................  20,690   1,093,053
   LandAmerica Financial Group, Inc.#....................  31,062   2,879,137
   Navigators Group, Inc.+...............................  22,540   1,115,955
   Philadelphia Consolidated Holding Corp.+..............  25,760   1,061,312
   Safety Insurance Group, Inc...........................  22,000     916,080
   Selective Insurance Group, Inc........................  48,888   1,338,065
   State Auto Financial Corp.#...........................  31,660     979,560
   Stewart Information Services Corp.#................... 106,423   4,216,479
   Zenith National Insurance Corp........................  25,920   1,253,750
                                                                  -----------
                                                                   17,086,513
                                                                  -----------
  Insurance - Reinsurance -- 1.2%
   Endurance Specialty Holdings, Ltd.....................  78,419   3,123,429
   IPC Holdings, Ltd.#...................................  53,336   1,664,083
                                                                  -----------
                                                                    4,787,512
                                                                  -----------

                                                                    Value
                   Security Description                   Shares   (Note 3)

  ---------------------------------------------------------------------------
  Internet Infrastructure Equipment -- 0.1%
   Avocent Corp.+........................................  11,547 $   323,662
                                                                  -----------
  Internet Infrastructure Software -- 0.2%
   Chordiant Software, Inc.+.............................  64,940     918,901
                                                                  -----------
  Investment Companies -- 0.3%
   MCG Capital Corp.#....................................  70,290   1,239,916
                                                                  -----------
  Investment Management/Advisor Services -- 0.1%
   Westwood Holdings Group, Inc..........................   8,612     232,093
                                                                  -----------
  Linen Supply & Related Items -- 0.1%
   UniFirst Corp.........................................  13,040     544,550
                                                                  -----------
  Machinery - Electrical -- 0.5%
   Franklin Electric Co., Inc.#..........................  40,816   1,924,066
                                                                  -----------
  Machinery - Farming -- 0.3%
   Gehl Co.+#............................................  37,520   1,114,719
                                                                  -----------
  Machinery - General Industrial -- 1.7%
   Applied Industrial Technologies, Inc.#................  39,740   1,162,792
   Gardner Denver, Inc.+.................................  44,150   1,818,538
   Kadant, Inc.+.........................................  80,727   2,409,701
   Tennant Co............................................  33,178   1,078,949
                                                                  -----------
                                                                    6,469,980
                                                                  -----------
  Medical Instruments -- 0.7%
   Datascope Corp.#......................................  33,890   1,248,846
   Edwards Lifesciences Corp.+#..........................  32,709   1,641,992
                                                                  -----------
                                                                    2,890,838
                                                                  -----------
  Medical Products -- 0.8%
   Hanger Orthopedic Group, Inc.+........................  86,183     985,934
   PSS World Medical, Inc.+#.............................  48,130     902,437
   Vital Signs, Inc......................................  21,393   1,244,859
                                                                  -----------
                                                                    3,133,230
                                                                  -----------
  Medical - Biomedical/Gene -- 0.3%
   Cambrex Corp.#........................................  83,545   1,038,464
                                                                  -----------
  Medical - Drugs -- 0.9%
   Aspreva Pharmaceuticals Corp.+#.......................  55,335   1,115,000
   Prestige Brands Holdings, Inc.+.......................  63,791     838,852
   Sciele Pharma, Inc.+#.................................  54,270   1,341,554
                                                                  -----------
                                                                    3,295,406
                                                                  -----------
  Medical - Generic Drugs -- 0.8%
   Alpharma, Inc., Class A#..............................  89,588   2,176,988
   Par Pharmaceutical Cos., Inc.+........................  25,866     758,133
                                                                  -----------
                                                                    2,935,121
                                                                  -----------
  Medical - Outpatient/Home Medical -- 0.0%
   Odyssey HealthCare, Inc.+.............................   1,200      15,564
                                                                  -----------
  Metal Processors & Fabrication -- 3.1%
   CIRCOR International, Inc.............................  33,208   1,268,213
   Mueller Industries, Inc............................... 156,262   5,467,607
   Quanex Corp.#......................................... 111,007   5,321,676
                                                                  -----------
                                                                   12,057,496
                                                                  -----------
  Multilevel Direct Selling -- 0.3%
   Nu Skin Enterprises, Inc., Class A....................  63,297   1,110,229
                                                                  -----------
  Multimedia -- 0.8%
   Journal Communications, Inc., Class A................. 171,186   2,353,807
   Media General, Inc., Class A#.........................  23,575     859,309
                                                                  -----------
                                                                    3,213,116
                                                                  -----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Networking Products -- 1.1%
        3Com Corp.+................................... 100,291 $   469,362
        Adaptec, Inc.+................................ 274,062   1,115,432
        Black Box Corp.#..............................  51,618   1,880,444
        Foundry Networks, Inc.+#......................  60,711     976,233
                                                               -----------
                                                                 4,441,471
                                                               -----------
      Non-Ferrous Metals -- 0.4%
        USEC, Inc.+#..................................  62,690   1,448,139
                                                               -----------
      Office Automation & Equipment -- 0.3%
        IKON Office Solutions, Inc.#..................  78,508   1,143,862
                                                               -----------
      Office Furnishings-Original -- 0.3%
        Interface, Inc. Class A.......................  74,685   1,260,683
                                                               -----------
      Office Supplies & Forms -- 0.3%
        ACCO Brands Corp.+#...........................  36,138     903,812
        Ennis, Inc....................................   7,278     173,944
                                                               -----------
                                                                 1,077,756
                                                               -----------
      Oil & Gas Drilling -- 0.9%
        Atwood Oceanics, Inc.+#.......................  38,401   2,520,642
        Pioneer Drilling Co.+.........................  69,630   1,072,998
                                                               -----------
                                                                 3,593,640
                                                               -----------
      Oil Companies - Exploration & Production -- 4.2%
        Cabot Oil & Gas Corp..........................  33,820   1,318,980
        Energy Partners, Ltd.+#.......................  63,440   1,091,168
        Forest Oil Corp.+#............................  51,134   2,075,529
        Mariner Energy, Inc.+#........................ 126,659   3,163,942
        Petroleum Development Corp.+#.................  17,000     866,490
        St. Mary Land & Exploration Co................  34,869   1,302,706
        Stone Energy Corp.+...........................  44,680   1,457,908
        Swift Energy Co.+.............................  26,130   1,124,374
        Venoco, Inc.+.................................  28,973     575,694
        Whiting Petroleum Corp.+......................  69,686   3,090,574
                                                               -----------
                                                                16,067,365
                                                               -----------
      Oil Field Machinery & Equipment -- 0.5%
        CARBO Ceramics, Inc.#.........................  42,439   1,884,292
                                                               -----------
      Oil - Field Services -- 0.7%
        Tidewater, Inc.#..............................  25,790   1,702,140
        Universal Compression Holdings, Inc.+#........  13,870   1,030,680
                                                               -----------
                                                                 2,732,820
                                                               -----------
      Paper & Related Products -- 1.8%
        Glatfelter#...................................  63,898     868,374
        Louisiana - Pacific Corp.#....................  77,801   1,594,920
        Neenah Paper, Inc.#...........................  68,004   2,978,575
        Schweitzer - Mauduit International, Inc.#.....  36,277   1,089,761
        Xerium Technologies, Inc.#....................  60,737     475,571
                                                               -----------
                                                                 7,007,201
                                                               -----------
      Physicians Practice Management -- 0.3%
        Pediatrix Medical Group, Inc.+#...............  18,310   1,055,022
                                                               -----------
      Printing - Commercial -- 0.0%
        Valassis Communications, Inc.+#...............   3,557      63,706
                                                               -----------
      Publishing - Newspapers -- 0.2%
        GateHouse Media, Inc.#........................  41,010     793,544
                                                               -----------
      Real Estate Investment Trusts -- 4.2%
        American Home Mtg. Investment Corp.#..........  42,340     924,706
        Arbor Realty Trust, Inc.......................  50,720   1,445,013
        Capital Trust, Inc., Class A#.................  25,170   1,119,561
        Deerfield Triarc Capital Corp................. 224,504   3,636,965
        DiamondRock Hospitality Co....................  58,820   1,231,691

                                                               Value
                    Security Description             Shares   (Note 3)

        ----------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Entertainment Properties Trust............  20,512 $ 1,211,233
          Equity Inns, Inc..........................  22,170     443,178
          Getty Realty Corp.#.......................  45,940   1,308,371
          Hersha Hospitality Trust#.................  77,320     938,665
          National Health Investors, Inc.#..........  25,150     892,322
          NorthStar Realty Finance Corp.............  75,975   1,094,800
          Post Properties, Inc......................  14,752     782,151
          RAIT Investment Trust.....................  36,050   1,062,033
                                                             -----------
                                                              16,090,689
                                                             -----------
        Real Estate Management/Services -- 0.2%
          Grubb & Ellis Co.+........................  46,106     583,702
                                                             -----------
        Real Estate Operations & Development -- 0.4%
          Forest City Enterprises, Inc.#............  24,194   1,695,999
                                                             -----------
        Recreational Vehicles -- 0.5%
          Arctic Cat, Inc.#.........................  45,010     861,491
          Polaris Industries, Inc.#.................  17,152     944,904
                                                             -----------
                                                               1,806,395
                                                             -----------
        Rental Auto/Equipment -- 0.5%
          Aaron Rents, Inc.#........................  32,778     940,073
          Dollar Thrifty Automotive Group, Inc.+#...  23,595   1,096,695
          McGrath Rentcorp..........................   2,321      72,253
                                                             -----------
                                                               2,109,021
                                                             -----------
        Retail - Apparel/Shoe -- 2.1%
          Cache, Inc.+#.............................  49,620     827,166
          Christopher & Banks Corp.#................  21,379     403,849
          Deb Shops, Inc.#..........................  22,465     624,078
          Foot Locker, Inc.......................... 105,263   2,309,470
          Genesco, Inc.+#...........................  10,392     544,021
          Jos. A. Bank Clothiers, Inc.+#............  31,280   1,316,575
          Kenneth Cole Productions, Inc. Class A#...  42,703   1,067,575
          Stage Stores, Inc.........................  52,315   1,093,384
                                                             -----------
                                                               8,186,118
                                                             -----------
        Retail - Auto Parts -- 0.3%
          CSK Auto Corp.+#..........................  72,760   1,324,232
                                                             -----------
        Retail - Automobile -- 0.3%
          Sonic Automotive, Inc.....................  37,510   1,167,686
                                                             -----------
        Retail - Computer Equipment -- 0.1%
          Insight Enterprises, Inc.+................   9,729     215,595
                                                             -----------
        Retail - Convenience Store -- 0.9%
          Casey's General Stores, Inc............... 126,259   3,410,256
                                                             -----------
        Retail - Home Furnishings -- 0.3%
          Haverty Furniture Cos., Inc.#.............  68,840     839,160
          Pier 1 Imports, Inc.#.....................  53,686     404,255
                                                             -----------
                                                               1,243,415
                                                             -----------
        Retail - Jewelry -- 0.6%
          Zale Corp.+#..............................  82,676   2,220,677
                                                             -----------
        Retail - Restaurants -- 2.2%
          IHOP Corp.#...............................  20,963   1,218,999
          Landry's Restaurants, Inc.#...............  36,290   1,061,845
          Morton's Restaurant Group, Inc.+..........  12,050     189,185
          Rare Hospitality International, Inc.+.....  74,438   2,161,680
          Triarc Cos., Inc. Class A#................  54,084     888,059
          Triarc Cos., Inc. Class B................. 202,451   3,127,868
                                                             -----------
                                                               8,647,636
                                                             -----------

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                     Value
                    Security Description                   Shares   (Note 3)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail - Sporting Goods -- 0.4%
    Big 5 Sporting Goods Corp.............................  25,122 $   635,335
    Cabela's Inc., Class A+#..............................  39,240     904,090
                                                                   -----------
                                                                     1,539,425
                                                                   -----------
  Savings & Loans/Thrifts -- 2.7%
    BankAtlantic Bancorp, Inc. Class A#................... 204,862   1,942,092
    BankUnited Financial Corp. Class A#...................  48,630   1,114,600
    FirstFed Financial Corp.+#............................  16,080   1,036,678
    Flagstar Bancorp, Inc.#...............................  74,339     955,999
    NewAlliance Bancshares, Inc.#......................... 167,139   2,694,281
    PFF BanCorp., Inc.....................................  84,746   2,543,227
                                                                   -----------
                                                                    10,286,877
                                                                   -----------
  Semiconductor Equipment -- 1.3%
    Brooks Automation, Inc.+..............................  77,050   1,363,015
    Cabot Microelectronics Corp.+#........................  39,479   1,320,967
    Cohu, Inc.#...........................................  39,520     807,789
    Nextest Systems Corp.+#...............................  10,991     135,739
    Ultra Clean Holdings, Inc.+#..........................  89,570   1,237,857
                                                                   -----------
                                                                     4,865,367
                                                                   -----------
  Semiconductors Components - Intergrated Circuits -- 0.9%
    Emulex Corp.+.........................................  56,070   1,244,193
    Exar Corp.+...........................................  34,394     467,414
    Standard Microsystems Corp.+..........................  60,273   1,869,669
                                                                   -----------
                                                                     3,581,276
                                                                   -----------
  Software Tools -- 0.2%
    Borland Software Corp.+#.............................. 160,523     956,717
                                                                   -----------
  Steel - Producers -- 0.6%
    Reliance Steel & Aluminum Co.#........................  21,268   1,305,217
    Steel Dynamics, Inc...................................  24,640   1,155,616
                                                                   -----------
                                                                     2,460,833
                                                                   -----------
  Telecom Services -- 0.3%
    Consolidated Commerce Holdings, Inc.#.................  47,740   1,014,952
                                                                   -----------
  Telephone - Integrated -- 0.3%
    Cincinnati Bell, Inc.+................................  51,145     298,175
    Citizens Communications Co............................  55,257     875,824
                                                                   -----------
                                                                     1,173,999
                                                                   -----------
  Textile - Products -- 0.1%
    Dixie Group, Inc.+....................................  44,662     560,508
                                                                   -----------
  Theater -- 0.2%
    Carmike Cinemas, Inc.#................................  32,110     836,466
                                                                   -----------
  Transport - Marine -- 1.0%
    Gulfmark Offshore, Inc.+..............................  36,910   1,853,989
    Horizon Lines, Inc. Class A#..........................  31,805   1,096,637
    Navios Maritime Holdings, Inc.........................   5,400      56,700
    TBS Intrenational, Ltd. Class A+#.....................  30,926     689,031
                                                                   -----------
                                                                     3,696,357
                                                                   -----------
  Transport - Truck -- 1.5%
    Arkansas Best Corp.#..................................  80,845   3,338,090
    Landstar System, Inc..................................  21,350   1,038,891
    Werner Enterprises, Inc.#.............................  81,469   1,574,796
                                                                   -----------
                                                                     5,951,777
                                                                   -----------
  Web Portals/ISP -- 0.6%
    EarthLink, Inc.+...................................... 124,920   1,034,338
    United Online, Inc.#..................................  64,860   1,106,511
                                                                   -----------
                                                                     2,140,849
                                                                   -----------

                                                            Shares/
                                                           Principal      Value
                  Security Description                      Amount       (Note 3)

------------------------------------------------------------------------------------
Wire & Cable Products -- 1.1%
  Belden, Inc.#..........................................      25,062  $  1,435,050
  General Cable Corp.+#..................................      14,852     1,012,164
  Superior Essex, Inc.+#.................................      56,572     1,999,254
                                                                       ------------
                                                                          4,446,468
                                                                       ------------
Wireless Equipment -- 0.5%
  Gilat Satellite Networks, Ltd.+........................      99,890       981,919
  Radyne Corp.+#.........................................       3,550        32,944
  RF Micro Devices, Inc.+#...............................     152,151       993,546
                                                                       ------------
                                                                          2,008,409
                                                                       ------------
Total Long-Term Investment Securities
   (cost $338,329,221)...................................               381,825,900
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 25.8%
Collective Investment Pool -- 24.8%
  Securities Lending Quality Trust(1)....................  95,840,260    95,840,260
                                                                       ------------
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07.................................... $ 3,917,000     3,917,000
                                                                       ------------
Total Short-Term Investment Securities
   (cost $99,757,260)....................................                99,757,260
                                                                       ------------
REPURCHASE AGREEMENT -- 0.2%
  Agreement with Bank of America NA, bearing interest at
   5.26% dated 05/31/07 to be repurchased 06/01/07 in
   the amount of $928,136 and collateralized by Federal
   National Mtg. Assoc. Disc. Notes, bearing interest at
   5.08% due 10/26/07 and having an approximate value
   of $949,734
   (cost $928,000).......................................     928,000       928,000
                                                                       ------------
TOTAL INVESTMENTS
   (cost $439,014,481)(2)................................       124.7%  482,511,160
Liabilities in excess of other assets....................       (24.7)  (95,693,718)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $386,817,442
                                                          ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(2)See Note 6 or cost of investments on a tax basis.

See Notes to Financial Statements

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

         Collective Investment Pool............................. 25.0%
         Medical -- Drugs.......................................  3.7
         Retail -- Apparel/Shoe.................................  3.7
         Medical -- Biomedical/Gene.............................  3.3
         Human Resources........................................  3.0
         Oil & Gas Drilling.....................................  2.8
         Computers -- Integrated Systems........................  2.5
         Retail -- Restaurants..................................  2.1
         Footwear & Related Apparel.............................  2.0
         Schools................................................  2.0
         Telecommunication Equipment............................  2.0
         Machinery -- General Industrial........................  1.9
         Medical -- HMO.........................................  1.9
         Banks -- Commercial....................................  1.7
         Computer Services......................................  1.6
         E-Marketing/Info.......................................  1.5
         Medical Products.......................................  1.5
         Metal Processors & Fabrication.........................  1.5
         Enterprise Software/Service............................  1.4
         Finance -- Consumer Loans..............................  1.4
         Home Furnishings.......................................  1.4
         Semiconductor Equipment................................  1.4
         Cellular Telecom.......................................  1.3
         Diagnostic Kits........................................  1.3
         Semiconductors Components -- Intergrated Circuits......  1.3
         Therapeutics...........................................  1.3
         Apparel Manufacturers..................................  1.2
         Electronic Measurement Instruments.....................  1.2
         Insurance -- Life/Health...............................  1.2
         Metal -- Iron..........................................  1.2
         Real Estate Investment Trusts..........................  1.2
         Advanced Materials.....................................  1.1
         Diagnostic Equipment...................................  1.1
         Diversified Manufactured Operations....................  1.1
         Oil Companies -- Exploration & Production..............  1.1
         Oil Refining & Marketing...............................  1.1
         Wire & Cable Products..................................  1.1
         Commercial Services -- Finance.........................  1.0
         Internet Application Software..........................  1.0
         Intimate Apparel.......................................  1.0
         Power Converter/Supply Equipment.......................  1.0
         Transport -- Services..................................  1.0
         Building & Construction -- Misc........................  0.9
         Distribution/Wholesale.................................  0.9
         Electronic Connectors..................................  0.9
         Energy -- Alternate Sources............................  0.9
         Office Furnishings -- Original.........................  0.9
         Research & Development.................................  0.9
         Time Deposits..........................................  0.9
         Vitamins & Nutrition Products..........................  0.9
         Batteries/Battery Systems..............................  0.8

         Health Care Cost Containment...........................   0.8
         Instruments -- Scientific..............................   0.8
         Investment Management/Advisor Services.................   0.8
         Medical -- Generic Drugs...............................   0.8
         Medical -- Nursing Homes...............................   0.8
         Retail -- Drug Store...................................   0.8
         Auto/Truck Parts & Equipment -- Original...............   0.7
         Food -- Misc...........................................   0.7
         Insurance -- Property/Casualty.........................   0.7
         Internet Content -- Information/News...................   0.7
         Machinery -- Construction & Mining.....................   0.7
         Machinery -- Electrical................................   0.7
         Oil -- Field Services..................................   0.7
         Resorts/Theme Parks....................................   0.7
         Retail -- Petroleum Products...........................   0.7
         Airlines...............................................   0.6
         Disposable Medical Products............................   0.6
         Electronic Components -- Semiconductors................   0.6
         Entertainment Software.................................   0.6
         Gambling (Non-Hotel)...................................   0.6
         Retail -- Bedding......................................   0.6
         Capacitors.............................................   0.5
         Chemicals -- Specialty.................................   0.5
         Commercial Services....................................   0.5
         Data Processing/Management.............................   0.5
         E-Services/Consulting..................................   0.5
         Electric Products -- Misc..............................   0.5
         Electronic Design Automation...........................   0.5
         Electronic Security Devices............................   0.5
         Food -- Meat Products..................................   0.5
         Food -- Retail.........................................   0.5
         Internet Infrastructure Software.......................   0.5
         Medical Laser Systems..................................   0.5
         Consulting Services....................................   0.4
         Lasers -- System/Components............................   0.4
         Miscellaneous Manufacturing............................   0.4
         Networking Products....................................   0.4
         Radio..................................................   0.4
         Transport -- Air Freight...............................   0.4
         Computers -- Memory Devices............................   0.3
         Instruments -- Controls................................   0.3
         Wireless Equipment.....................................   0.3
         Applications Software..................................   0.2
         E-Commerce/Services....................................   0.2
         Optical Recognition Equipment..........................   0.2
         Telecom Equipment -- Fiber Optics......................   0.2
         U.S. Government Treasuries.............................   0.1
                                                                 -----
                                                                 125.0%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 99.0%
       Advanced Materials -- 1.1%
         Ceradyne, Inc.+#.............................  26,326 $1,778,848
                                                               ----------
       Airlines -- 0.6%
         Continental Airlines, Inc., Class B+#........  22,967    922,584
                                                               ----------
       Apparel Manufacturer -- 1.2%
         Gymboree Corp.+..............................  44,152  1,973,594
                                                               ----------
       Applications Software -- 0.2%
         Actuate Corp.+...............................  64,920    402,504
                                                               ----------
       Auto/Truck Parts & Equipment - Original -- 0.7%
         Accuride Corp.+..............................  68,787  1,081,332
                                                               ----------
       Banks - Commercial -- 1.7%
         Corus Bankshares, Inc.#......................  21,751    395,651
         First Regional Bancorp+#.....................  13,862    356,115
         Independent Bank Corp.#......................  34,423    595,174
         Pacific Capital Bancorp......................  27,930    718,918
         Vineyard National Bancorp#...................  26,036    635,278
                                                               ----------
                                                                2,701,136
                                                               ----------
       Batteries/Battery Systems -- 0.8%
         Greatbatch, Inc.+#...........................  43,794  1,315,572
                                                               ----------
       Building & Construction - Misc. -- 0.9%
         Layne Christensen Co.+#......................  33,814  1,521,968
                                                               ----------
       Capacitors -- 0.5%
         KEMET Corp.+#................................ 103,120    791,962
                                                               ----------
       Cellular Telecom -- 1.3%
         Dobson Communications Corp., Class A+#....... 156,623  1,664,902
         Syniverse Holdings, Inc.+....................  33,092    423,578
                                                               ----------
                                                                2,088,480
                                                               ----------
       Chemicals - Specialty -- 0.5%
         Arch Chemicals, Inc..........................  24,784    871,405
                                                               ----------
       Commercial Services -- 0.5%
         Arbitron, Inc................................  15,954    835,351
                                                               ----------
       Commercial Services - Finance -- 1.0%
         Clayton Holdings, Inc.+#.....................  30,835    444,024
         Jackson Hewitt Tax Service, Inc.#............  37,744  1,141,756
                                                               ----------
                                                                1,585,780
                                                               ----------
       Computer Services -- 1.6%
         COMSYS IT Partners, Inc.+....................  37,752    869,051
         Manhattan Associates, Inc.+..................  26,733    776,861
         Sykes Enterprises, Inc.+.....................  45,608    888,444
                                                               ----------
                                                                2,534,356
                                                               ----------
       Computers - Integrated Systems -- 2.5%
         Brocade Communications Systems, Inc.+#....... 100,268    920,460
         Jack Henry & Assoc., Inc.....................  31,830    841,904
         Kronos, Inc.#................................  19,343  1,059,803
         MICROS Systems, Inc.+........................  23,588  1,308,898
                                                               ----------
                                                                4,131,065
                                                               ----------
       Computers - Memory Devices -- 0.3%
         Silicon Storage Technology, Inc.+............ 136,276    538,290
                                                               ----------
       Consulting Services -- 0.4%
         Corporate Executive Board Co.................   9,313    619,408
                                                               ----------
       Data Processing/Management -- 0.5%
         Acxiom Corp..................................  28,078    780,568
                                                               ----------
       Diagnostic Equipment -- 1.1%
         Immucor, Inc.+...............................  58,762  1,855,704
                                                               ----------

                                                                Value
                     Security Description              Shares  (Note 3)

        ----------------------------------------------------------------
        Diagnostic Kits -- 1.3%
          Dade Behring Holdings, Inc.................. 23,578 $1,269,911
          Quidel Corp.+............................... 58,326    856,809
                                                              ----------
                                                               2,126,720
                                                              ----------
        Disposable Medical Products -- 0.6%
          ICU Medical, Inc.+#......................... 22,540    904,981
                                                              ----------
        Distribution/Wholesale -- 0.9%
          United Stationers, Inc.+#................... 21,295  1,428,682
                                                              ----------
        Diversified Manufactured Operations -- 1.1%
          Acuity Brands, Inc.......................... 28,865  1,752,394
                                                              ----------
        E-Commerce/Services -- 0.2%
          Priceline.com, Inc.+........................  5,000    309,200
                                                              ----------
        E-Marketing/Info -- 1.5%
          Digital River, Inc.+#....................... 20,928  1,076,118
          ValueClick, Inc.+........................... 45,556  1,427,269
                                                              ----------
                                                               2,503,387
                                                              ----------
        E-Services/Consulting -- 0.5%
          Websense, Inc.+#............................ 36,580    823,050
                                                              ----------
        Electric Products - Misc. -- 0.5%
          Littelfuse, Inc.+........................... 18,540    743,083
                                                              ----------
        Electronic Components - Semiconductors -- 0.6%
          Zoran Corp.+................................ 51,270  1,032,065
                                                              ----------
        Electronic Connectors -- 0.9%
          Thomas & Betts Corp.+....................... 25,389  1,473,070
                                                              ----------
        Electronic Design Automation -- 0.5%
          Mentor Graphics Corp.+#..................... 62,508    891,364
                                                              ----------
        Electronic Measurement Instruments -- 1.2%
          FLIR Systems, Inc.+......................... 19,485    805,900
          Itron, Inc.+#............................... 17,639  1,193,278
                                                              ----------
                                                               1,999,178
                                                              ----------
        Electronic Security Devices -- 0.5%
          LoJack Corp.+............................... 36,980    812,820
                                                              ----------
        Energy - Alternate Sources -- 0.9%
          Headwaters, Inc.+#.......................... 50,049    986,966
          MGP Ingredients, Inc.#...................... 29,745    507,450
                                                              ----------
                                                               1,494,416
                                                              ----------
        Enterprise Software/Service -- 1.4%
          Informatica Corp.+.......................... 52,423    799,975
          MicroStrategy, Inc., Class A+#..............  7,637    792,873
          Sybase, Inc.+............................... 25,048    602,655
                                                              ----------
                                                               2,195,503
                                                              ----------
        Entertainment Software -- 0.6%
          THQ, Inc.+.................................. 30,540  1,041,414
                                                              ----------
        Finance - Consumer Loans -- 1.4%
          ASTA Funding, Inc.#......................... 28,975  1,223,035
          World Acceptance Corp.+#.................... 26,514  1,123,663
                                                              ----------
                                                               2,346,698
                                                              ----------
        Food - Meat Products -- 0.5%
          Smithfield Foods, Inc.+..................... 25,724    826,769
                                                              ----------
        Food - Misc. -- 0.7%
          Ralcorp Holdings, Inc.+#.................... 18,529  1,077,647
                                                              ----------
        Food - Retail -- 0.5%
          Pathmark Stores, Inc.+...................... 57,640    749,320
                                                              ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Footwear & Related Apparel -- 2.0%
         Deckers Outdoor Corp.+#.....................  21,597 $1,898,161
         Skechers USA, Inc., Class A+................  44,083  1,415,064
                                                              ----------
                                                               3,313,225
                                                              ----------
       Gambling (Non-Hotel) -- 0.6%
         Dover Downs Gaming & Entertainment, Inc.....  65,310    954,832
                                                              ----------
       Health Care Cost Containment -- 0.8%
         Healthspring, Inc.+.........................  54,741  1,336,775
                                                              ----------
       Home Furnishings -- 1.4%
         American Woodmark Corp.#....................  38,054  1,417,511
         Kimball International, Inc., Class B#.......  63,267    863,595
                                                              ----------
                                                               2,281,106
                                                              ----------
       Human Resources -- 3.0%
         Heidrick & Struggles International, Inc.+...  30,335  1,478,528
         Korn/Ferry International+#..................  49,811  1,295,584
         MPS Group, Inc.+............................  58,959    810,686
         Spherion Corp.+#............................ 126,805  1,249,030
                                                              ----------
                                                               4,833,828
                                                              ----------
       Instruments - Controls -- 0.3%
         Photon Dynamics, Inc.+......................  48,961    536,123
                                                              ----------
       Instruments - Scientific -- 0.8%
         FEI Co.+#...................................  33,112  1,228,455
                                                              ----------
       Insurance - Life/Health -- 1.2%
         Delphi Financial Group, Inc., Class A#......  13,417    576,126
         Reinsurance Group of America, Inc...........  22,527  1,410,641
                                                              ----------
                                                               1,986,767
                                                              ----------
       Insurance - Property/Casualty -- 0.7%
         National Interstate Corp....................   2,707     65,997
         Zenith National Insurance Corp..............  22,816  1,103,610
                                                              ----------
                                                               1,169,607
                                                              ----------
       Internet Application Software -- 1.0%
         DealerTrack Holdings, Inc.+.................  21,124    762,365
         Interwoven, Inc.+...........................  55,198    826,866
                                                              ----------
                                                               1,589,231
                                                              ----------
       Internet Content - Information/News -- 0.7%
         InfoSpace, Inc.#............................  34,231    837,975
         Travelzoo, Inc.+#...........................  12,029    310,107
                                                              ----------
                                                               1,148,082
                                                              ----------
       Internet Infrastructure Software -- 0.5%
         TIBCO Software, Inc.+.......................  91,900    828,938
                                                              ----------
       Intimate Apparel -- 1.0%
         The Warnaco Group, Inc.+....................  44,999  1,547,516
                                                              ----------
       Investment Management/Advisor Services -- 0.8%
         Waddell & Reed Financial, Inc., Class A.....  49,022  1,271,631
                                                              ----------
       Lasers - System/Components -- 0.4%
         Coherent, Inc.+#............................  19,768    613,203
                                                              ----------
       Machinery - Construction & Mining -- 0.7%
         Astec Industries, Inc.+.....................  26,114  1,125,252
                                                              ----------
       Machinery - Electrical -- 0.7%
         Regal-Beloit Corp.#.........................  21,897  1,064,413
                                                              ----------
       Machinery - General Industrial -- 1.9%
         Applied Industrial Technologies, Inc........  41,651  1,218,708
         Intevac, Inc.+..............................  34,221    660,123
         Wabtec Corp.................................  30,333  1,187,841
                                                              ----------
                                                               3,066,672
                                                              ----------

                                                                 Value
                    Security Description               Shares   (Note 3)

      -------------------------------------------------------------------
      Medical Laser Systems -- 0.5%
        Palomar Medical Technologies, Inc.+#..........  21,501 $  836,174
                                                               ----------
      Medical Products -- 1.5%
        Mentor Corp.#.................................  30,518  1,234,148
        Zoll Medical Corp.+...........................  53,250  1,195,462
                                                               ----------
                                                                2,429,610
                                                               ----------
      Medical - Biomedical/Gene -- 3.3%
        Arena Pharmaceuticals, Inc.+#.................  52,802    733,948
        Arqule, Inc.+#................................  89,849    806,844
        Cell Genesys, Inc.+#.......................... 174,432    753,546
        deCode Genetics, Inc.+#.......................  13,702     45,079
        Enzon Pharmaceuticals, Inc.+#................. 100,734    853,217
        Incyte Corp.+#................................ 128,032    907,747
        Lexicon Genetics, Inc.+#...................... 209,653    683,469
        Telik, Inc.+#.................................  88,124    528,744
                                                               ----------
                                                                5,312,594
                                                               ----------
      Medical - Drugs -- 3.7%
        Cubist Pharmaceuticals, Inc.+#................  49,013  1,124,848
        K-V Pharmaceutical Co., Class A+#.............  58,360  1,575,720
        OSI Pharmaceuticals, Inc.+#...................  26,467    999,394
        Sciele Pharma, Inc.+#.........................  49,075  1,213,134
        Valeant Pharmaceuticals International.........  71,042  1,121,753
                                                               ----------
                                                                6,034,849
                                                               ----------
      Medical - Generic Drugs -- 0.8%
        Alpharma, Inc., Class A#......................  54,279  1,318,980
                                                               ----------
      Medical - HMO -- 1.9%
        AMERIGROUP Corp.+.............................  38,193    973,921
        Centene Corp.+#...............................  36,803    846,101
        Molina Healthcare, Inc.+#.....................  42,144  1,347,344
                                                               ----------
                                                                3,167,366
                                                               ----------
      Medical - Nursing Homes -- 0.8%
        Sun Healthcare Group, Inc.+...................  88,566  1,266,494
                                                               ----------
      Metal Processors & Fabrication -- 1.5%
        Mueller Industries, Inc.......................  34,399  1,203,621
        Quanex Corp...................................  26,295  1,260,582
                                                               ----------
                                                                2,464,203
                                                               ----------
      Metal - Iron -- 1.2%
        Cleveland-Cliffs, Inc.#.......................  22,537  1,989,792
                                                               ----------
      Miscellaneous Manufacturing -- 0.4%
        Freightcar America, Inc.#.....................  12,760    630,727
                                                               ----------
      Networking Products -- 0.4%
        Polycom, Inc.+................................  20,969    665,137
                                                               ----------
      Office Furnishings - Original -- 0.9%
        Knoll, Inc....................................  57,457  1,390,459
                                                               ----------
      Oil & Gas Drilling -- 2.8%
        Grey Wolf, Inc.+#............................. 223,897  1,773,264
        Parker Drilling Co.+.......................... 147,786  1,727,618
        Pioneer Drilling Co.+#........................  64,946  1,000,818
                                                               ----------
                                                                4,501,700
                                                               ----------
      Oil Companies - Exploration & Production -- 1.1%
        Comstock Resources, Inc.+.....................  37,894  1,150,462
        Swift Energy Co.+.............................  16,652    716,535
                                                               ----------
                                                                1,866,997
                                                               ----------
      Oil Refining & Marketing -- 1.1%
        Holly Corp....................................  25,993  1,821,849
                                                               ----------

VALIC Company I Small Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------



                                                                     Value
                    Security Description                   Shares   (Note 3)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Oil - Field Services -- 0.7%
    Hornbeck Offshore Services, Inc.+#....................  26,989 $1,077,131
                                                                   ----------
  Optical Recognition Equipment -- 0.2%
    Optimal Group, Inc., Class A+#........................  50,310    389,903
                                                                   ----------
  Power Converter/Supply Equipment -- 1.0%
    Advanced Energy Industries, Inc.+.....................  51,469  1,263,049
    Vicor Corp.#..........................................  29,577    351,079
                                                                   ----------
                                                                    1,614,128
                                                                   ----------
  Radio -- 0.4%
    Emmis Communications Corp., Class A#..................  65,028    675,641
                                                                   ----------
  Real Estate Investment Trusts -- 1.2%
    FelCor Lodging Trust, Inc.............................  44,688  1,170,379
    Getty Realty Corp.#...................................  30,233    861,036
                                                                   ----------
                                                                    2,031,415
                                                                   ----------
  Research & Development -- 0.9%
    Parexel International Corp.+#.........................  38,196  1,536,243
                                                                   ----------
  Resort/Theme Park -- 0.7%
    Vail Resorts, Inc.+...................................  19,128  1,146,724
                                                                   ----------
  Retail - Apparel/Shoe -- 3.7%
    Aeropostale, Inc.+....................................  50,634  2,344,354
    Charlotte Russe Holding, Inc.+#.......................  36,378  1,013,127
    Jos. A. Bank Clothiers, Inc.+.........................  31,799  1,338,420
    Men's Wearhouse, Inc..................................  26,232  1,399,215
                                                                   ----------
                                                                    6,095,116
                                                                   ----------
  Retail - Bedding -- 0.6%
    Select Comfort Corp.+#................................  52,767    956,138
                                                                   ----------
  Retail - Drug Store -- 0.8%
    Longs Drug Stores Corp................................  23,834  1,365,212
                                                                   ----------
  Retail - Petroleum Products -- 0.7%
    World Fuel Services Corp..............................  27,556  1,127,316
                                                                   ----------
  Retail - Restaurants -- 2.1%
    Chipotle Mexican Grill, Inc., Class A+#...............  14,601  1,264,739
    Denny's Corp.+........................................ 215,113    985,217
    IHOP Corp.#...........................................  19,134  1,112,642
                                                                   ----------
                                                                    3,362,598
                                                                   ----------
  Schools -- 2.0%
    DeVry, Inc............................................  50,941  1,711,618
    ITT Educational Services, Inc.+.......................  13,805  1,562,588
                                                                   ----------
                                                                    3,274,206
                                                                   ----------
  Semiconductor Equipment -- 1.4%
    Mattson Technology, Inc.+.............................  54,045    532,884
    Varian Semiconductor Equipment Associates, Inc.+......  41,130  1,733,629
                                                                   ----------
                                                                    2,266,513
                                                                   ----------
  Semiconductors Components - Intergrated Circuits -- 1.3%
    Atmel Corp.+.......................................... 102,349    572,131
    Exar Corp.+...........................................  46,407    630,671
    Micrel, Inc...........................................  75,400    939,484
                                                                   ----------
                                                                    2,142,286
                                                                   ----------

                                                          Shares/
                                                         Principal      Value
                 Security Description                     Amount       (Note 3)

----------------------------------------------------------------------------------
Telecom Equipment - Fiber Optics -- 0.2%
  Oplink Communications, Inc.+.........................      18,444  $    324,246
                                                                     ------------
Telecommunication Equipment -- 2.0%
  Arris Group, Inc.+#..................................      65,635     1,079,696
  Comtech Telecommunications Corp.+#...................      26,322     1,178,436
  Tekelec+.............................................      65,140       977,100
                                                                     ------------
                                                                        3,235,232
                                                                     ------------
Therapeutics -- 1.3%
  Anika Therapeutics, Inc.+............................      51,373       698,673
  CV Therapeutics, Inc.+#..............................      73,317       772,761
  Renovis, Inc.+#......................................     205,404       686,049
                                                                     ------------
                                                                        2,157,483
                                                                     ------------
Transport - Air Freight -- 0.4%
  ABX Air, Inc.+.......................................     111,302       703,429
                                                                     ------------
Transport - Services -- 1.0%
  Hub Group, Inc., Class A+#...........................      42,314     1,564,772
                                                                     ------------
Vitamins & Nutrition Products -- 0.9%
  NBTY, Inc.+..........................................      29,172     1,532,405
                                                                     ------------
Wire & Cable Products -- 1.1%
  General Cable Corp.+.................................      25,850     1,761,677
                                                                     ------------
Wireless Equipment -- 0.3%
  Interdigital Communications Corp.+#..................      13,490       439,100
                                                                     ------------
Total Long-Term Investment Securities
   (cost $143,562,340).................................               161,233,169
                                                                     ------------
SHORT-TERM INVESTMENT SECURITIES -- 26.0%
Collective Investment Pool -- 25.0%
  Securities Lending Quality Trust(2)..................  40,763,596    40,763,596
                                                                     ------------
Time Deposit -- 0.9%
  Euro Time Deposit with State Street Bank & Trust Co.
   2.80% due 06/01/07.................................. $ 1,547,000     1,547,000
                                                                     ------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   4.91% due 07/12/07@.................................     100,000        99,448
                                                                     ------------
Total Short-Term Investment Securities
   (cost $42,410,044)..................................                42,410,044
                                                                     ------------
TOTAL INVESTMENTS
   (cost $185,972,384)(1)..............................       125.0%  203,643,213
Liabilities in excess of other assets..................       (25.0)  (40,697,705)
                                                        -----------  ------------
Net Assets --                                                 100.0% $162,945,508
                                                        ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(1)See Note 6 for cost of investments on a tax basis.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).

 Open Futures Contracts
 ------------------------------------------------------------------------------
                                                                   Unrealized
 Number of                    Expiration  Value at  Value as of   Appreciation
 Contracts    Description        Date    Trade Date May 31, 2007 (Depreciation)
 ------------------------------------------------------------------------------
  2 Long   Russell 2000 Index June 2007   $814,739    $848,500      $33,761
                                                                    =======

See Notes to Financial Statements

VALIC Company I Social Awareness Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Banks -- Super Regional.................. 8.6%
                 Commercial Paper......................... 7.5
                 Finance -- Investment Banker/Broker...... 6.4
                 Medical -- Drugs......................... 4.6
                 Computers................................ 4.0
                 Beverages -- Non-alcoholic............... 3.4
                 Oil Companies -- Exploration & Production 3.1
                 Collective Investment Pool............... 3.0
                 Applications Software.................... 2.7
                 Medical -- HMO........................... 2.7
                 Multimedia............................... 2.7
                 Transport -- Services.................... 2.6
                 Insurance -- Multi-line.................. 2.4
                 Medical -- Biomedical/Gene............... 2.3
                 Networking Products...................... 2.0
                 Telephone -- Integrated.................. 1.8
                 Web Portals/ISP.......................... 1.8
                 Retail -- Discount....................... 1.7
                 Oil -- Field Services.................... 1.6
                 Retail -- Drug Store..................... 1.6
                 Enterprise Software/Service.............. 1.5
                 Finance -- Credit Card................... 1.5
                 Repurchase Agreements.................... 1.5
                 Retail -- Regional Department Stores..... 1.5
                 Food -- Misc............................. 1.4
                 Oil & Gas Drilling....................... 1.4
                 Wireless Equipment....................... 1.4
                 Machinery -- Construction & Mining....... 1.3
                 Retail -- Restaurants.................... 1.3
                 Athletic Footwear........................ 1.2
                 Cosmetics & Toiletries................... 1.2
                 Medical -- Generic Drugs................. 1.2
                 Savings & Loans/Thrifts.................. 1.2
                 Auto -- Heavy Duty Trucks................ 1.1
                 Transport -- Rail........................ 1.1
                 Computer Services........................ 1.0

            Insurance -- Property/Casualty...................   1.0%
            Medical -- Wholesale Drug Distribution...........   1.0
            Metal -- Copper..................................   1.0
            Publishing -- Newspapers.........................   1.0
            Broadcast Services/Program.......................   0.9
            Medical Products.................................   0.8
            Office Automation & Equipment....................   0.8
            Semiconductors Components -- Intergrated Circuits   0.8
            Cable TV.........................................   0.7
            Electric -- Integrated...........................   0.7
            Finance -- Mortgage Loan/Banker..................   0.7
            Industrial Gases.................................   0.6
            E-Commerce/Services..............................   0.5
            Food -- Retail...................................   0.5
            Advertising Agencies.............................   0.4
            Building & Construction Products -- Misc.........   0.4
            Home Decoration Products.........................   0.4
            Independent Power Producers......................   0.4
            Medical Instruments..............................   0.3
            Oil Field Machinery & Equipment..................   0.3
            Retail -- Consumer Electronics...................   0.3
            Telecom Services.................................   0.3
            U.S. Government Treasuries.......................   0.3
            Advertising Sales................................   0.2
            Banks -- Fiduciary...............................   0.2
            Electronic Components -- Semiconductors..........   0.2
            Machinery -- Farming.............................   0.2
            Pipelines........................................   0.2
            Semiconductor Equipment..........................   0.2
            Coal.............................................   0.1
            Consumer Products -- Misc........................   0.1
            Diversified Manufactured Operations..............   0.1
                                                              -----
                                                              102.9%
                                                              =====

*  Calculated as a percentage of net assets

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 90.6%
      Advertising Agency -- 0.4%
        Omnicom Group, Inc............................  16,750 $ 1,763,775
                                                               -----------
      Advertising Sales -- 0.2%
        Lamar Advertising Co., Class A................  14,650     959,575
                                                               -----------
      Applications Software -- 2.7%
        Microsoft Corp................................ 410,345  12,585,281
                                                               -----------
      Athletic Footwear -- 1.2%
        NIKE, Inc., Class B...........................  94,920   5,386,710
                                                               -----------
      Auto - Heavy Duty Trucks -- 1.1%
        PACCAR, Inc...................................  57,950   5,054,979
                                                               -----------
      Banks - Fiduciary -- 0.2%
        The Bank of New York Co., Inc.................  21,880     887,453
                                                               -----------
      Banks - Super Regional -- 8.6%
        Bank of America Corp.......................... 225,886  11,454,679
        Fifth Third Bancorp........................... 108,370   4,590,553
        National City Corp.#..........................  57,810   1,999,648
        US Bancorp.................................... 182,910   6,325,028
        Wachovia Corp................................. 137,810   7,467,924
        Wells Fargo & Co.............................. 229,770   8,292,399
                                                               -----------
                                                                40,130,231
                                                               -----------
      Beverages - Non-alcoholic -- 3.4%
        Coca-Cola Co.................................. 146,310   7,752,967
        PepsiCo, Inc.................................. 116,810   7,981,627
                                                               -----------
                                                                15,734,594
                                                               -----------
      Broadcast Services/Program -- 0.9%
        Clear Channel Communications, Inc............. 111,310   4,274,304
                                                               -----------
      Building & Construction Products - Misc. -- 0.4%
        Masco Corp....................................  65,440   1,976,942
                                                               -----------
      Cable TV -- 0.7%
        Comcast Corp., Class A+....................... 118,570   3,250,004
                                                               -----------
      Coal -- 0.1%
        Peabody Energy Corp...........................   7,300     394,492
                                                               -----------
      Computer Services -- 1.0%
        Electronic Data Systems Corp.................. 158,430   4,564,368
                                                               -----------
      Computers -- 4.0%
        Apple Computer, Inc.+.........................  67,070   8,153,029
        Dell, Inc.+...................................  77,400   2,079,738
        Hewlett-Packard Co............................ 181,010   8,273,967
                                                               -----------
                                                                18,506,734
                                                               -----------
      Computers - Memory Devices -- 0.0%
        Seagate Technology(1)(2)(3)...................  22,401           0
                                                               -----------
      Consumer Products - Misc. -- 0.1%
        Clorox Co.....................................   3,680     247,075
                                                               -----------
      Cosmetics & Toiletries -- 1.2%
        Colgate-Palmolive Co..........................  82,420   5,518,843
                                                               -----------
      Diversified Manufactured Operations -- 0.1%
        Danaher Corp..................................   5,740     421,890
                                                               -----------
      E-Commerce/Services -- 0.5%
        eBay, Inc.+...................................  77,640   2,527,958
                                                               -----------
      Electric - Integrated -- 0.7%
        Pepco Holdings, Inc........................... 108,350   3,235,331
                                                               -----------
      Electronic Components - Semiconductors -- 0.2%
        NVIDIA Corp.+.................................  33,350   1,156,245
                                                               -----------
      Enterprise Software/Service -- 1.5%
        Oracle Corp.+................................. 356,360   6,906,257
                                                               -----------
      Finance - Credit Card -- 1.5%
        American Express Co........................... 107,550   6,988,599
                                                               -----------

                                                              Value
                    Security Description            Shares   (Note 3)

         --------------------------------------------------------------
         Finance - Investment Banker/Broker -- 6.4%
           Charles Schwab Corp.....................  11,190 $   251,439
           Citigroup, Inc.......................... 235,875  12,852,829
           J.P. Morgan Chase & Co.................. 192,983  10,002,309
           Merrill Lynch & Co., Inc................  75,160   6,969,587
                                                            -----------
                                                             30,076,164
                                                            -----------
         Finance - Mortgage Loan/Banker -- 0.7%
           Fannie Mae..............................  53,670   3,430,586
                                                            -----------
         Food - Misc. -- 1.4%
           General Mills, Inc......................  25,500   1,561,620
           Kellogg Co.#............................  90,300   4,874,394
                                                            -----------
                                                              6,436,014
                                                            -----------
         Food - Retail -- 0.5%
           Safeway, Inc............................  62,590   2,158,103
                                                            -----------
         Home Decoration Products -- 0.4%
           Newell Rubbermaid, Inc..................  56,800   1,803,968
                                                            -----------
         Independent Power Producer -- 0.4%
           NRG Energy, Inc.+.......................  21,560   1,894,908
                                                            -----------
         Industrial Gases -- 0.6%
           Praxair, Inc............................  44,340   3,019,111
                                                            -----------
         Insurance - Multi-line -- 2.4%
           Allstate Corp...........................  85,150   5,236,725
           Hartford Financial Services Group, Inc..  30,480   3,144,622
           MetLife, Inc............................  40,170   2,731,560
                                                            -----------
                                                             11,112,907
                                                            -----------
         Insurance - Property/Casualty -- 1.0%
           The Travelers Cos., Inc.................  90,570   4,906,177
                                                            -----------
         Machinery - Construction & Mining -- 1.3%
           Caterpillar, Inc........................  77,760   6,110,381
                                                            -----------
         Machinery - Farming -- 0.2%
           Deere & Co..............................   8,020     966,169
                                                            -----------
         Medical Instruments -- 0.3%
           Medtronic, Inc..........................  28,280   1,503,648
                                                            -----------
         Medical Products -- 0.8%
           Stryker Corp............................  57,150   3,846,767
                                                            -----------
         Medical - Biomedical/Gene -- 2.3%
           Amgen, Inc.+............................ 114,770   6,464,994
           Genentech, Inc.+........................  54,880   4,377,778
                                                            -----------
                                                             10,842,772
                                                            -----------
         Medical - Drugs -- 4.6%
           Allergan, Inc...........................  40,650   5,062,144
           Bristol-Myers Squibb Co................. 209,020   6,335,396
           Endo Pharmaceuticals Holdings, Inc.+....  34,950   1,234,434
           Forest Laboratories, Inc.+..............  93,300   4,731,243
           King Pharmaceuticals, Inc.+............. 201,470   4,279,223
                                                            -----------
                                                             21,642,440
                                                            -----------
         Medical - Generic Drugs -- 1.2%
           Mylan Laboratories, Inc................. 166,710   3,295,857
           Watson Pharmaceuticals, Inc.+...........  78,750   2,430,225
                                                            -----------
                                                              5,726,082
                                                            -----------
         Medical - HMO -- 2.7%
           Aetna, Inc..............................   4,780     253,005
           UnitedHealth Group, Inc................. 125,350   6,865,420
           WellPoint, Inc.+........................  68,020   5,537,508
                                                            -----------
                                                             12,655,933
                                                            -----------

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                    Security Description               Shares   (Note 3)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Medical - Wholesale Drug Distribution -- 1.0%
        Cardinal Health, Inc..........................  65,400 $ 4,738,884
                                                               -----------
      Metal - Copper -- 1.0%
        Southern Copper Corp.#........................  50,680   4,494,302
                                                               -----------
      Multimedia -- 2.7%
        News Corp., Class A........................... 275,230   6,079,831
        The Walt Disney Co............................ 185,960   6,590,422
                                                               -----------
                                                                12,670,253
                                                               -----------
      Networking Products -- 2.0%
        Cisco Systems, Inc.+.......................... 355,320   9,565,214
                                                               -----------
      Office Automation & Equipment -- 0.8%
        Pitney Bowes, Inc.............................  56,230   2,684,983
        Xerox Corp.+..................................  48,230     910,100
                                                               -----------
                                                                 3,595,083
                                                               -----------
      Oil & Gas Drilling -- 1.4%
        ENSCO International, Inc......................  14,710     890,985
        Transocean, Inc.+.............................  58,150   5,712,656
                                                               -----------
                                                                 6,603,641
                                                               -----------
      Oil Companies - Exploration & Production -- 3.1%
        Apache Corp...................................  69,800   5,636,350
        EOG Resources, Inc............................  64,580   4,966,202
        Noble Energy, Inc.............................  63,800   4,037,902
                                                               -----------
                                                                14,640,454
                                                               -----------
      Oil Field Machinery & Equipment -- 0.3%
        National-Oilwell Varco, Inc.+.................  17,220   1,626,429
                                                               -----------
      Oil - Field Services -- 1.6%
        Schlumberger, Ltd.............................  95,540   7,439,700
                                                               -----------
      Pipelines -- 0.2%
        Williams Cos., Inc............................  34,750   1,103,660
                                                               -----------
      Publishing - Newspapers -- 1.0%
        Gannett Co., Inc..............................  81,050   4,767,361
                                                               -----------
      Retail - Consumer Electronics -- 0.3%
        Best Buy Co., Inc.............................  24,500   1,183,105
                                                               -----------
      Retail - Discount -- 1.7%
        Costco Wholesale Corp.........................  14,100     796,227
        Target Corp................................... 102,620   6,406,566
        TJX Cos., Inc.................................  32,110     898,117
                                                               -----------
                                                                 8,100,910
                                                               -----------
      Retail - Drug Store -- 1.6%
        CVS Caremark Corp.............................  38,354   1,478,163
        Walgreen Co................................... 130,570   5,892,624
                                                               -----------
                                                                 7,370,787
                                                               -----------
      Retail - Regional Department Stores -- 1.5%
        Kohl's Corp.+.................................  44,000   3,314,080
        Macy's, Inc...................................  87,110   3,478,302
                                                               -----------
                                                                 6,792,382
                                                               -----------
      Retail - Restaurants -- 1.3%
        McDonald's Corp............................... 124,300   6,283,365
                                                               -----------
      Savings & Loans/Thrifts -- 1.2%
        Washington Mutual, Inc.#...................... 130,780   5,717,702
                                                               -----------
      Semiconductor Equipment -- 0.2%
        Applied Materials, Inc........................  27,250     520,475
        KLA-Tencor Corp...............................   6,550     360,119
                                                               -----------
                                                                   880,594
                                                               -----------
      Semiconductors Components - Intergrated Circuits -- 0.8%
        Analog Devices, Inc...........................  98,750   3,575,738
                                                               -----------

                                                            Shares/
                                                           Principal      Value
                  Security Description                      Amount       (Note 3)

------------------------------------------------------------------------------------
Telecom Services -- 0.3%
  Embarq Corp............................................      25,110  $  1,613,569
                                                                       ------------
Telephone - Integrated -- 1.8%
  ALLTEL Corp............................................      78,330     5,367,171
  Qwest Communications International, Inc.+#.............     320,040     3,293,212
                                                                       ------------
                                                                          8,660,383
                                                                       ------------
Transport - Rail -- 1.1%
  CSX Corp...............................................     100,930     4,586,259
  Norfolk Southern Corp..................................      13,440       777,907
                                                                       ------------
                                                                          5,364,166
                                                                       ------------
Transport - Services -- 2.6%
  FedEx Corp.............................................      46,300     5,168,006
  United Parcel Service, Inc., Class B...................      95,421     6,867,449
                                                                       ------------
                                                                         12,035,455
                                                                       ------------
Web Portals/ISP -- 1.8%
  Google, Inc., Class A+.................................      16,140     8,033,685
  Yahoo!, Inc.+..........................................      12,760       366,212
                                                                       ------------
                                                                          8,399,897
                                                                       ------------
Wireless Equipment -- 1.4%
  QUALCOMM, Inc..........................................     150,910     6,481,585
                                                                       ------------
Total Long-Term Investment Securities
   (cost $380,687,788)...................................               424,308,389
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 10.8%
Collective Investment Pool -- 3.0%
  Securities Lending Quality Trust(4)....................  14,012,559    14,012,559
                                                                       ------------
Commercial Paper -- 7.5%
  Dresdner US Finance
   5.30% due 06/01/07.................................... $20,000,000    20,000,000
  RaboBank USA Financial Corp.
   5.29% due 06/01/07....................................  15,000,000    15,000,000
                                                                       ------------
                                                                         35,000,000
                                                                       ------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   4.58% due 07/05/07@...................................      15,000        14,935
   4.64% due 07/05/07@...................................      15,000        14,935
   4.72% due 06/21/07@...................................      30,000        29,922
   4.72% due 07/05/07@...................................      10,000         9,956
   4.73% due 07/05/07@...................................     185,000       184,181
   4.74% due 07/05/07@...................................      15,000        14,933
   4.75% due 07/05/07@...................................     205,000       204,089
   4.81% due 06/28/07@...................................      10,000         9,964
   4.83% due 06/07/07@...................................     800,000       799,360
   4.84% due 06/07/07@...................................      15,000        14,988
   4.86% due 07/05/07@...................................     160,000       159,273
                                                                       ------------
                                                                          1,456,536
                                                                       ------------
Total Short-Term Investment Securities
   (cost $50,469,095)....................................                50,469,095
                                                                       ------------
REPURCHASE AGREEMENT -- 1.5%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $7,099,941 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.38%, due 09/17/10 and having an
   approximate value of $7,316,298
   (cost $7,099,000).....................................   7,099,000     7,099,000
                                                                       ------------
TOTAL INVESTMENTS
   (cost $438,255,883)(5)................................       102.9%  481,876,484
Liabilities in excess of other assets....................        (2.9)  (13,717,224)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $468,159,260
                                                          ===========  ============

VALIC Company I Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Fair valued security; see Note 3
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2007, the Social Awareness Fund held the following restricted securities:

                                                           Market
                    Acquisition        Acquisition Market   Value      % of
        Name           Date     Shares    Cost     Value  Per Share Net Assets
 ------------------ ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock.....  11/22/00   22,401     $-        $-      $-        0.00%

(4)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(5)See Note 6 for cost of investments on a tax basis.
ADR  American Depository Receipt

Open Futures Contracts
---------------------------------------------------------------------------------------------------------
 Number                                                              Value     Value as of   Unrealized
   of                                                   Expiration  at Trade     May 31,    Appreciation
Contracts                 Description                      Date       Date        2007     (Depreciation)
---------------------------------------------------------------------------------------------------------
102 Long  S & P 500 Index.............................. June 2007  $36,915,650 $39,088,950   $2,173,300
                                                                                             ==========

See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

          Oil Companies -- Integrated............................ 6.4%
          Finance -- Investment Banker/Broker.................... 5.8
          Collective Investment Pool............................. 5.5
          Diversified Manufactured Operations.................... 5.0
          Medical -- Drugs....................................... 4.9
          Banks -- Super Regional................................ 4.7
          Telephone -- Integrated................................ 3.7
          Computers.............................................. 3.4
          Electric -- Integrated................................. 3.2
          Insurance -- Multi-line................................ 2.8
          Applications Software.................................. 2.1
          Medical Products....................................... 2.1
          Electronic Components -- Semiconductors................ 2.0
          Cosmetics & Toiletries................................. 1.9
          Multimedia............................................. 1.9
          Beverages -- Non-alcoholic............................. 1.7
          Retail -- Discount..................................... 1.6
          Aerospace/Defense...................................... 1.5
          Oil -- Field Services.................................. 1.4
          Networking Products.................................... 1.3
          Medical -- HMO......................................... 1.2
          Tobacco................................................ 1.2
          Food -- Misc........................................... 1.1
          Insurance -- Life/Health............................... 1.1
          Oil Companies -- Exploration & Production.............. 1.1
          Real Estate Investment Trusts.......................... 1.1
          Finance -- Mortgage Loan/Banker........................ 1.0
          Medical -- Biomedical/Gene............................. 1.0
          Web Portals/ISP........................................ 1.0
          Retail -- Building Products............................ 0.9
          Transport -- Services.................................. 0.9
          Banks -- Commercial.................................... 0.8
          Cable TV............................................... 0.8
          Chemicals -- Diversified............................... 0.8
          Finance -- Credit Card................................. 0.8
          Retail -- Drug Store................................... 0.8
          Retail -- Restaurants.................................. 0.8
          Transport -- Rail...................................... 0.8
          Wireless Equipment..................................... 0.8
          Enterprise Software/Service............................ 0.7
          Medical Instruments.................................... 0.7
          Aerospace/Defense -- Equipment......................... 0.6
          Banks -- Fiduciary..................................... 0.6
          Data Processing/Management............................. 0.6
          Insurance -- Property/Casualty......................... 0.6
          Investment Management/Advisor Services................. 0.5
          Oil & Gas Drilling..................................... 0.5
          Commercial Paper....................................... 0.4
          Computers -- Memory Devices............................ 0.4
          Consumer Products -- Misc.............................. 0.4
          E-Commerce/Services.................................... 0.4
          Hotels/Motels.......................................... 0.4
          Machinery -- Construction & Mining..................... 0.4
          Oil Refining & Marketing............................... 0.4
          Pipelines.............................................. 0.4
          Savings & Loans/Thrifts................................ 0.4
          Apparel Manufacturers.................................. 0.3
          Brewery................................................ 0.3
          Commercial Services -- Finance......................... 0.3
          Computer Services...................................... 0.3
          Electric Products -- Misc.............................. 0.3
          Food -- Retail......................................... 0.3
          Industrial Gases....................................... 0.3
          Instruments -- Scientific.............................. 0.3
          Medical -- Wholesale Drug Distribution................. 0.3
          Metal -- Aluminum...................................... 0.3
          Pharmacy Services...................................... 0.3
          Repurchase Agreements.................................. 0.3
          Retail -- Apparel/Shoe................................. 0.3

          Retail -- Regional Department Stores................... 0.3
          Semiconductor Equipment................................ 0.3
          Telecom Equipment -- Fiber Optics...................... 0.3
          Therapeutics........................................... 0.3
          Advertising Agencies................................... 0.2
          Agricultural Chemicals................................. 0.2
          Agricultural Operations................................ 0.2
          Athletic Footwear...................................... 0.2
          Auto -- Cars/Light Trucks.............................. 0.2
          Auto -- Heavy Duty Trucks.............................. 0.2
          Auto/Truck Parts & Equipment -- Original............... 0.2
          Building & Construction Products -- Misc............... 0.2
          Building -- Residential/Commercial..................... 0.2
          Chemicals -- Specialty................................. 0.2
          Coal................................................... 0.2
          Cruise Lines........................................... 0.2
          E-Commerce/Products.................................... 0.2
          Electronic Forms....................................... 0.2
          Finance -- Consumer Loans.............................. 0.2
          Financial Guarantee Insurance.......................... 0.2
          Food -- Confectionery.................................. 0.2
          Food -- Wholesale/Distribution......................... 0.2
          Forestry............................................... 0.2
          Gas -- Distribution.................................... 0.2
          Insurance Brokers...................................... 0.2
          Internet Security...................................... 0.2
          Machinery -- Farming................................... 0.2
          Metal -- Diversified................................... 0.2
          Non-Hazardous Waste Disposal........................... 0.2
          Office Automation & Equipment.......................... 0.2
          Paper & Related Products............................... 0.2
          Publishing -- Newspapers............................... 0.2
          Retail -- Consumer Electronics......................... 0.2
          Retail -- Major Department Stores...................... 0.2
          Retail -- Office Supplies.............................. 0.2
          Semiconductors Components -- Intergrated Circuits...... 0.2
          Steel -- Producers..................................... 0.2
          Television............................................. 0.2
          Airlines............................................... 0.1
          Appliances............................................. 0.1
          Audio/Video Products................................... 0.1
          Beverages -- Wine/Spirits.............................. 0.1
          Broadcast Services/Program............................. 0.1
          Building Products -- Air & Heating..................... 0.1
          Casino Hotels.......................................... 0.1
          Casino Services........................................ 0.1
          Coatings/Paint......................................... 0.1
          Computer Aided Design.................................. 0.1
          Computers -- Integrated Systems........................ 0.1
          Containers -- Paper/Plastic............................ 0.1
          Disposable Medical Products............................ 0.1
          Distribution/Wholesale................................. 0.1
          Electric -- Generation................................. 0.1
          Electronic Components -- Misc.......................... 0.1
          Electronic Measurement Instruments..................... 0.1
          Electronics -- Military................................ 0.1
          Engineering/R&D Services............................... 0.1
          Engines -- Internal Combustion......................... 0.1
          Entertainment Software................................. 0.1
          Finance -- Commercial.................................. 0.1
          Finance -- Other Services.............................. 0.1
          Health Care Cost Containment........................... 0.1
          Home Decoration Products............................... 0.1
          Industrial Automated/Robotic........................... 0.1
          Medical Labs & Testing Services........................ 0.1
          Medical -- Generic Drugs............................... 0.1
          Metal Processors & Fabrication......................... 0.1
          Mining................................................. 0.1
          Motorcycle/Motor Scooter............................... 0.1

VALIC Company I Stock Index Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

         Oil Field Machinery & Equipment........................   0.1
         Photo Equipment & Supplies.............................   0.1
         Printing -- Commercial.................................   0.1
         Real Estate Management/Services........................   0.1
         Retail -- Bedding......................................   0.1
         Retail -- Jewelry......................................   0.1
         Rubber -- Tires........................................   0.1
         Steel -- Specialty.....................................   0.1
         Telecom Services.......................................   0.1
         Telecommunication Equipment............................   0.1
         Tools -- Hand Held.....................................   0.1
         Toys...................................................   0.1
         U.S. Government Treasuries.............................   0.1
                                                                 -----
                                                                 105.6%
                                                                 =====

*  Calculated as a percentage of net assets.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------



                                                                  Value
                  Security Description                Shares     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK -- 99.4%
     Advertising Agencies -- 0.2%
       Interpublic Group of Cos., Inc.+#............   181,200 $  2,129,100
       Omnicom Group, Inc...........................    64,500    6,791,850
                                                               ------------
                                                                  8,920,950
                                                               ------------
     Aerospace/Defense -- 1.5%
       Boeing Co....................................   304,500   30,629,655
       General Dynamics Corp........................   156,500   12,557,560
       Lockheed Martin Corp.........................   136,900   13,429,890
       Northrop Grumman Corp........................   135,100   10,214,911
       Raytheon Co..................................   172,100    9,568,760
       Rockwell Collins, Inc........................    64,900    4,586,483
                                                               ------------
                                                                 80,987,259
                                                               ------------
     Aerospace/Defense - Equipment -- 0.6%
       Goodrich Corp................................    48,300    2,873,367
       United Technologies Corp.....................   384,200   27,105,310
                                                               ------------
                                                                 29,978,677
                                                               ------------
     Agricultural Chemicals -- 0.2%
       Monsanto Co..................................   209,700   12,917,520
                                                               ------------
     Agricultural Operations -- 0.2%
       Archer-Daniels-Midland Co....................   251,900    8,826,576
                                                               ------------
     Airlines -- 0.1%
       Southwest Airlines Co........................   304,600    4,358,826
                                                               ------------
     Apparel Manufacturers -- 0.3%
       Coach, Inc.+#................................   142,800    7,334,208
       Jones Apparel Group, Inc.#...................    42,000    1,250,760
       Liz Claiborne, Inc.#.........................    39,900    1,384,131
       Polo Ralph Lauren Corp.......................    23,700    2,311,461
       VF Corp.#....................................    34,800    3,263,544
                                                               ------------
                                                                 15,544,104
                                                               ------------
     Appliances -- 0.1%
       Whirlpool Corp.#.............................    30,300    3,382,995
                                                               ------------
     Applications Software -- 2.1%
       Citrix Systems, Inc.+........................    69,600    2,339,256
       Compuware Corp.+.............................   125,600    1,426,816
       Intuit, Inc.+................................   132,300    4,035,150
       Microsoft Corp............................... 3,325,200  101,983,884
                                                               ------------
                                                                109,785,106
                                                               ------------
     Athletic Footwear -- 0.2%
       NIKE, Inc., Class B..........................   145,700    8,268,475
                                                               ------------
     Audio/Video Products -- 0.1%
       Harman International Industries, Inc.........    25,200    2,989,980
                                                               ------------
     Auto - Cars/Light Trucks -- 0.2%
       Ford Motor Co.#..............................   730,800    6,094,872
       General Motors Corp.#........................   218,200    6,543,818
                                                               ------------
                                                                 12,638,690
                                                               ------------
     Auto - Heavy Duty Trucks -- 0.2%
       PACCAR, Inc..................................    95,700    8,347,911
                                                               ------------
     Auto/Truck Parts & Equipment - Original -- 0.2%
       Johnson Controls, Inc........................    75,800    8,315,260
                                                               ------------
     Banks - Commercial -- 0.8%
       BB&T Corp.#..................................   209,100    8,805,201
       Commerce Bancorp, Inc.#......................    72,300    2,495,796
       Compass Bancshares, Inc.#....................    50,200    3,514,000
       First Horizon National Corp.#................    48,400    1,950,036
       M&T Bank Corp.#..............................    29,600    3,268,728
       Marshall & Ilsley Corp.#.....................    98,700    4,736,613
       Regions Financial Corp.#.....................   282,500   10,076,775
       Synovus Financial Corp.#.....................   126,500    4,182,090
       Zions Bancorp.#..............................    42,400    3,411,504
                                                               ------------
                                                                 42,440,743
                                                               ------------
     Banks - Fiduciary -- 0.6%
       Mellon Financial Corp........................   160,500    6,954,465
       Northern Trust Corp..........................    72,800    4,737,824

                                                                  Value
                  Security Description                Shares     (Note 3)

    -----------------------------------------------------------------------
    Banks - Fiduciary (continued)
      State Street Corp.............................   128,800 $  8,793,176
      The Bank of New York Co., Inc.................   291,700   11,831,352
                                                               ------------
                                                                 32,316,817
                                                               ------------
    Banks - Super Regional -- 4.7%
      Bank of America Corp.......................... 1,725,800   87,515,318
      Comerica, Inc.................................    60,800    3,820,064
      Fifth Third Bancorp#..........................   214,500    9,086,220
      Huntington Bancshares, Inc.#..................    90,800    2,039,368
      KeyCorp#......................................   152,700    5,437,647
      National City Corp.#..........................   228,800    7,914,192
      PNC Financial Services Group, Inc.............   133,600    9,859,680
      SunTrust Banks, Inc.#.........................   137,000   12,232,730
      US Bancorp....................................   683,300   23,628,514
      Wachovia Corp.................................   735,400   39,851,326
      Wells Fargo & Co.............................. 1,303,800   47,054,142
                                                               ------------
                                                                248,439,201
                                                               ------------
    Beverages - Non-alcoholic -- 1.7%
      Coca-Cola Co..................................   777,400   41,194,426
      Coca-Cola Enterprises, Inc....................   107,800    2,517,130
      Pepsi Bottling Group, Inc.#...................    50,800    1,777,492
      PepsiCo, Inc..................................   631,900   43,177,727
                                                               ------------
                                                                 88,666,775
                                                               ------------
    Beverages - Wine/Spirits -- 0.1%
      Brown-Forman Corp., Class B#..................    30,500    2,081,930
      Constellation Brands, Inc., Class A+#.........    74,400    1,807,920
                                                               ------------
                                                                  3,889,850
                                                               ------------
    Brewery -- 0.3%
      Anheuser-Busch Cos., Inc......................   294,400   15,703,296
      Molson Coors Brewing Co., Class B#............    18,000    1,648,260
                                                               ------------
                                                                 17,351,556
                                                               ------------
    Broadcast Services/Program -- 0.1%
      Clear Channel Communications, Inc.............   191,500    7,353,600
                                                               ------------
    Building & Construction Products - Misc. -- 0.2%
      Masco Corp....................................   151,300    4,570,773
      Vulcan Materials Co...........................    36,500    4,368,685
                                                               ------------
                                                                  8,939,458
                                                               ------------
    Building Products - Air & Heating -- 0.1%
      American Standard Cos., Inc...................    67,400    4,029,172
                                                               ------------
    Building - Residential/Commerical -- 0.2%
      Centex Corp.#.................................    46,200    2,234,232
      D.R. Horton, Inc.#............................   105,300    2,460,861
      KB Home Corp.#................................    29,700    1,362,933
      Lennar Corp., Class A.........................    53,200    2,428,580
      Pulte Homes, Inc.#............................    82,000    2,237,780
                                                               ------------
                                                                 10,724,386
                                                               ------------
    Cable TV -- 0.8%
      Comcast Corp., Class A+....................... 1,200,300   32,900,223
      DIRECTV Group, Inc.+..........................   299,000    6,984,640
                                                               ------------
                                                                 39,884,863
                                                               ------------
    Casino Hotel -- 0.1%
      Harrah's Entertainment, Inc...................    71,900    6,143,855
                                                               ------------
    Casino Services -- 0.1%
      International Game Technology.................   130,500    5,244,795
                                                               ------------
    Chemicals - Diversified -- 0.8%
      Dow Chemical Co.#.............................   370,100   16,795,138
      du Pont (E.I.) de Nemours & Co................   356,700   18,662,544
      PPG Industries, Inc...........................    63,400    4,830,446
      Rohm & Haas Co................................    54,900    2,910,249
                                                               ------------
                                                                 43,198,377
                                                               ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                Shares     (Note 3)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Chemicals - Specialty -- 0.2%
       Ashland, Inc.................................    21,500 $  1,296,880
       Eastman Chemical Co..........................    32,300    2,136,968
       Ecolab, Inc.#................................    68,600    2,960,090
       Hercules, Inc.+..............................    45,000      847,350
       International Flavors & Fragrances, Inc......    30,100    1,545,033
       Sigma-Aldrich Corp.#.........................    50,900    2,202,952
                                                               ------------
                                                                 10,989,273
                                                               ------------
     Coal -- 0.2%
       CONSOL Energy, Inc.#.........................    70,400    3,420,736
       Peabody Energy Corp..........................   102,200    5,522,888
                                                               ------------
                                                                  8,943,624
                                                               ------------
     Coatings/Paint -- 0.1%
       Sherwin-Williams Co..........................    43,100    2,915,284
                                                               ------------
     Commercial Services -- 0.0%
       Convergys Corp.+.............................    52,700    1,356,498
                                                               ------------
     Commercial Services - Finance -- 0.3%
       Equifax, Inc.................................    55,900    2,349,477
       H&R Block, Inc.#.............................   124,500    2,949,405
       Moody's Corp.#...............................    90,200    6,282,430
       The Western Union Co.........................   297,900    6,687,855
                                                               ------------
                                                                 18,269,167
                                                               ------------
     Computer Aided Design -- 0.1%
       Autodesk, Inc.+..............................    89,300    4,058,685
                                                               ------------
     Computer Services -- 0.3%
       Affiliated Computer Services, Inc., Class A+.    38,200    2,228,970
       Cognizant Technology Solutions Corp.+........    55,000    4,320,800
       Computer Sciences Corp.+#....................    66,800    3,700,720
       Electronic Data Systems Corp.................   198,600    5,721,666
       Unisys Corp.+................................   133,600    1,111,552
                                                               ------------
                                                                 17,083,708
                                                               ------------
     Computers -- 3.4%
       Apple Computer, Inc.+........................   332,600   40,430,856
       Dell, Inc.+..................................   876,600   23,554,242
       Hewlett-Packard Co........................... 1,032,700   47,204,717
       International Business Machines Corp.........   581,000   61,934,600
       Sun Microsystems, Inc.+...................... 1,390,100    7,089,510
                                                               ------------
                                                                180,213,925
                                                               ------------
     Computers - Integrated Systems -- 0.1%
       NCR Corp.+...................................    69,000    3,703,230
                                                               ------------
     Computers - Memory Devices -- 0.4%
       EMC Corp.+...................................   813,800   13,745,082
       Network Appliance, Inc.+.....................   143,200    4,609,608
       SanDisk Corp.+...............................    87,700    3,819,335
                                                               ------------
                                                                 22,174,025
                                                               ------------
     Computers - Periphery Equipment -- 0.0%
       Lexmark International, Inc., Class A+#.......    36,900    1,916,217
                                                               ------------
     Consumer Products - Misc. -- 0.4%
       Clorox Co....................................    58,300    3,914,262
       Fortune Brands, Inc.#........................    58,700    4,741,786
       Kimberly-Clark Corp..........................   176,100   12,496,056
                                                               ------------
                                                                 21,152,104
                                                               ------------
     Containers - Metal/Glass -- 0.0%
       Ball Corp....................................    39,700    2,197,792
                                                               ------------
     Containers - Paper/Plastic -- 0.1%
       Bemis Co., Inc...............................    40,400    1,358,652
       Pactiv Corp.+................................    51,200    1,739,264
       Sealed Air Corp.#............................    62,200    2,009,060
                                                               ------------
                                                                  5,106,976
                                                               ------------
     Cosmetics & Toiletries -- 1.9%
       Avon Products, Inc...........................   170,200    6,533,978
       Colgate-Palmolive Co.........................   198,100   13,264,776
       Procter & Gamble Co.......................... 1,217,500   77,372,125

                                                                  Value
                  Security Description                Shares     (Note 3)

     ----------------------------------------------------------------------
     Cosmetics & Toiletries (continued)
       The Estee Lauder Cos., Inc.#.................    44,800 $  2,119,040
                                                               ------------
                                                                 99,289,919
                                                               ------------
     Cruise Lines -- 0.2%
       Carnival Corp.#..............................   170,800    8,615,152
                                                               ------------
     Data Processing/Management -- 0.6%
       Automatic Data Processing, Inc...............   212,500   10,561,250
       Fidelity National Information Services, Inc..    62,800    3,386,176
       First Data Corp..............................   290,700    9,505,890
       Fiserv, Inc.+................................    65,800    3,898,650
       Paychex, Inc.................................   130,900    5,288,360
                                                               ------------
                                                                 32,640,326
                                                               ------------
     Dental Supplies & Equipment -- 0.0%
       Patterson Cos, Inc.+#........................    53,700    2,014,824
                                                               ------------
     Disposable Medical Products -- 0.1%
       C.R. Bard, Inc...............................    39,800    3,359,518
                                                               ------------
     Distribution/Wholesale -- 0.1%
       Genuine Parts Co.#...........................    65,700    3,371,724
       WW Grainger, Inc.#...........................    27,500    2,421,375
                                                               ------------
                                                                  5,793,099
                                                               ------------
     Diversified Manufactured Operations -- 5.0%
       3M Co........................................   283,300   24,919,068
       Cooper Industries, Ltd.......................    70,500    3,777,390
       Danaher Corp.#...............................    91,800    6,747,300
       Dover Corp.#.................................    78,900    3,948,945
       Eaton Corp...................................    56,400    5,286,936
       General Electric Co.......................... 3,968,300  149,128,714
       Honeywell International, Inc.................   308,600   17,871,026
       Illinois Tool Works, Inc.#...................   159,600    8,414,112
       Ingersoll-Rand Co., Ltd., Class A#...........   118,900    6,103,137
       ITT, Inc.....................................    70,100    4,717,730
       Leggett & Platt, Inc.........................    68,600    1,678,642
       Parker Hannifin Corp.........................    44,800    4,540,928
       Textron, Inc.................................    48,300    5,182,590
       Tyco International, Ltd......................   762,900   25,450,344
                                                               ------------
                                                                267,766,862
                                                               ------------
     Drug Delivery Systems -- 0.0%
       Hospira, Inc.+...............................    60,100    2,394,384
                                                               ------------
     E - Commerce/Products -- 0.2%
       Amazon.com, Inc.+#...........................   119,900    8,289,886
                                                               ------------
     E - Commerce/Services -- 0.4%
       eBay, Inc.+..................................   438,500   14,277,560
       IAC/InterActive Corp.+#......................    83,800    2,899,480
       Monster Worldwide, Inc.+.....................    49,500    2,336,895
                                                               ------------
                                                                 19,513,935
                                                               ------------
     Electric Products - Misc. -- 0.3%
       Emerson Electric Co..........................   307,900   14,917,755
       Molex, Inc.#.................................    54,800    1,629,752
                                                               ------------
                                                                 16,547,507
                                                               ------------
     Electric - Generation -- 0.1%
       The AES Corp.+...............................   256,300    6,081,999
                                                               ------------
     Electric - Integrated -- 3.2%
       Allegheny Energy, Inc.+......................    63,500    3,390,265
       Ameren Corp.#................................    79,700    4,229,679
       American Electric Power Co., Inc.............   153,000    7,287,390
       CenterPoint Energy, Inc.#....................   123,800    2,343,534
       CMS Energy Corp..............................    86,400    1,576,800
       Consolidated Edison, Inc.#...................    99,300    4,847,826
       Constellation Energy Group, Inc.#............    69,600    6,387,192
       Dominion Resources, Inc.#....................   134,700   11,933,073
       DTE Energy Co................................    68,300    3,611,704
       Duke Energy Corp.............................   485,300    9,482,762
       Edison International.........................   125,700    7,324,539
       Entergy Corp.................................    76,500    8,636,850
       Exelon Corp..................................   258,500   20,163,000

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description               Shares     (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Electric - Integrated (continued)
       FirstEnergy Corp............................   123,200 $  8,529,136
       FPL Group, Inc..............................   156,400    9,998,652
       Integrys Energy Group, Inc.#................    28,900    1,615,510
       NiSource, Inc...............................   106,100    2,356,481
       PG&E Corp.#.................................   135,300    6,664,878
       Pinnacle West Capital Corp..................    38,500    1,787,555
       PPL Corp....................................   148,600    6,829,656
       Progress Energy, Inc........................    99,100    4,963,919
       Public Service Enterprise Group, Inc........    97,500    8,671,650
       Southern Co.................................   289,100   10,410,491
       TECO Energy, Inc............................    81,700    1,434,652
       TXU Corp....................................   177,100   11,945,395
       Xcel Energy, Inc.#..........................   158,000    3,626,100
                                                              ------------
                                                               170,048,689
                                                              ------------
     Electronic Components - Misc. -- 0.1%
       Jabil Circuit, Inc.#........................    71,300    1,639,900
       Sanmina-SCI Corp.+#.........................   205,600      733,992
       Solectron Corp.+............................   350,400    1,191,360
                                                              ------------
                                                                 3,565,252
                                                              ------------
     Electronic Components - Semiconductors -- 2.0%
       Advanced Micro Devices, Inc.+#..............   214,200    3,056,634
       Altera Corp.#...............................   137,800    3,143,218
       Broadcom Corp.+#............................   182,000    5,561,920
       Intel Corp.................................. 2,226,000   49,350,420
       LSI Logic Corp.+............................   297,200    2,579,696
       MEMC Electronic Materials, Inc.+............    86,600    5,263,548
       Micron Technology, Inc.+#...................   291,500    3,550,470
       National Semiconductor Corp.................   109,500    2,947,740
       NVIDIA Corp.+...............................   137,100    4,753,257
       PMC-Sierra, Inc.+#..........................    82,300      634,533
       QLogic Corp.+...............................    61,500    1,049,190
       Texas Instruments, Inc......................   557,000   19,695,520
       Xilinx, Inc.#...............................   128,100    3,648,288
                                                              ------------
                                                               105,234,434
                                                              ------------
     Electronic Forms -- 0.2%
       Adobe Systems, Inc.+........................   227,000   10,006,160
                                                              ------------
     Electronic Measurement Instruments -- 0.1%
       Agilent Technologies, Inc.+.................   155,700    5,943,069
       Tektronix, Inc.#............................    31,600      956,532
                                                              ------------
                                                                 6,899,601
                                                              ------------
     Electronics - Military -- 0.1%
       L-3 Communications Holdings, Inc............    48,000    4,572,480
                                                              ------------
     Engineering/R&D Services -- 0.1%
       Fluor Corp.#................................    34,000    3,539,400
                                                              ------------
     Engines - Internal Combustion -- 0.1%
       Cummins, Inc................................    40,400    3,806,892
                                                              ------------
     Enterprise Software/Service -- 0.7%
       BMC Software, Inc.+.........................    78,600    2,604,804
       CA, Inc.#...................................   158,800    4,212,964
       Novell, Inc.+#..............................   131,200    1,025,984
       Oracle Corp.+............................... 1,539,900   29,843,262
                                                              ------------
                                                                37,687,014
                                                              ------------
     Entertainment Software -- 0.1%
       Electronic Arts, Inc.+#.....................   119,600    5,844,852
                                                              ------------
     Filtration/Separation Products -- 0.0%
       Pall Corp...................................    47,400    2,121,150
                                                              ------------
     Finance - Commercial -- 0.1%
       CIT Group, Inc..............................    74,700    4,476,771
                                                              ------------
     Finance - Consumer Loans -- 0.2%
       SLM Corp....................................   158,400    8,903,664
                                                              ------------
     Finance - Credit Card -- 0.8%
       American Express Co.........................   460,100   29,897,298
       Capital One Financial Corp..................   158,400   12,637,152
                                                              ------------
                                                                42,534,450
                                                              ------------

                                                                      Value
                 Security Description                     Shares     (Note 3)

-------------------------------------------------------------------------------
Finance - Investment Banker/Broker -- 5.8%
  Charles Schwab Corp...................................   396,600 $  8,911,602
  Citigroup, Inc........................................ 1,891,700  103,078,733
  E*TRADE Financial Corp.+..............................   164,800    3,946,960
  J.P. Morgan Chase & Co................................ 1,340,300   69,467,749
  Lehman Brothers Holdings, Inc.........................   203,000   14,896,140
  Merrill Lynch & Co., Inc..............................   341,200   31,639,476
  Morgan Stanley........................................   410,800   34,934,432
  The Bear Stearns Cos., Inc............................    46,200    6,928,152
  The Goldman Sachs Group, Inc..........................   158,700   36,631,134
                                                                   ------------
                                                                    310,434,378
                                                                   ------------
Finance - Mortgage Loan/Banker -- 1.0%
  Countrywide Financial Corp............................   227,500    8,858,850
  Fannie Mae............................................   373,500   23,874,120
  Freddie Mac...........................................   267,300   17,852,967
                                                                   ------------
                                                                     50,585,937
                                                                   ------------
Finance - Other Services -- 0.1%
  Chicago Merchantile Exchange Holdings, Inc., Class A#.    13,500    7,168,500
                                                                   ------------
Financial Guarantee Insurance -- 0.2%
  Ambac Financial Group, Inc............................    39,400    3,530,634
  MBIA, Inc.#...........................................    52,000    3,460,600
  MGIC Investment Corp.#................................    32,000    2,080,000
                                                                   ------------
                                                                      9,071,234
                                                                   ------------
Food - Confectionery -- 0.2%
  Hershey Co............................................    66,800    3,521,028
  WM Wrigley Jr. Co.#...................................    84,200    4,934,120
                                                                   ------------
                                                                      8,455,148
                                                                   ------------
Food - Dairy Products -- 0.0%
  Dean Foods Co.........................................    49,700    1,628,172
                                                                   ------------
Food - Meat Products -- 0.0%
  Tyson Foods, Inc., Class A#...........................    97,300    2,168,817
                                                                   ------------
Food - Misc. -- 1.1%
  Campbell Soup Co......................................    84,300    3,346,710
  ConAgra Foods, Inc....................................   195,200    4,977,600
  General Mills, Inc....................................   133,200    8,157,168
  H.J. Heinz Co.........................................   125,300    5,961,774
  Kellogg Co............................................    96,700    5,219,866
  Kraft Foods, Inc., Class A............................   632,500   21,403,800
  McCormick & Co., Inc..................................    50,200    1,871,958
  Sara Lee Corp.#.......................................   283,400    5,072,860
                                                                   ------------
                                                                     56,011,736
                                                                   ------------
Food - Retail -- 0.3%
  Safeway, Inc..........................................   170,000    5,861,600
  The Kroger Co.........................................   273,300    8,286,456
  Whole Foods Market, Inc.#.............................    54,400    2,235,840
                                                                   ------------
                                                                     16,383,896
                                                                   ------------
Food - Wholesale/Distribution -- 0.2%
  SUPERVALU, Inc........................................    80,200    3,820,728
  Sysco Corp............................................   238,100    7,885,872
                                                                   ------------
                                                                     11,706,600
                                                                   ------------
Forestry -- 0.2%
  Plum Creek Timber Co., Inc............................    68,300    2,854,940
  Weyerhaeuser Co.......................................    81,500    6,679,740
                                                                   ------------
                                                                      9,534,680
                                                                   ------------
Gas - Distribution -- 0.2%
  KeySpan Corp..........................................    67,800    2,825,226
  Nicor, Inc.#..........................................    17,200      807,540
  Sempra Energy.........................................   101,400    6,217,848
                                                                   ------------
                                                                      9,850,614
                                                                   ------------
Health Care Cost Containment -- 0.1%
  McKesson Corp.........................................   114,000    7,196,820
                                                                   ------------
Home Decoration Products -- 0.1%
  Newell Rubbermaid, Inc................................   107,100    3,401,496
                                                                   ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                 Value
                  Security Description               Shares     (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Hotels/Motels -- 0.4%
       Hilton Hotels Corp..........................   150,200 $  5,339,610
       Marriott International, Inc., Class A.......   127,200    5,857,560
       Starwood Hotels & Resorts Worldwide, Inc....    82,900    5,974,603
       Wyndham Worldwide Corp.+....................    73,000    2,715,600
                                                              ------------
                                                                19,887,373
                                                              ------------
     Human Resources -- 0.0%
       Robert Half International, Inc.#............    64,800    2,277,072
                                                              ------------
     Independent Power Producer -- 0.0%
       Dynegy, Inc., Class A+......................   155,600    1,506,208
                                                              ------------
     Industrial Automated/Robotic -- 0.1%
       Rockwell Automation, Inc....................    63,900    4,348,395
                                                              ------------
     Industrial Gases -- 0.3%
       Air Products & Chemicals, Inc...............    83,500    6,512,165
       Praxair, Inc................................   123,600    8,415,924
                                                              ------------
                                                                14,928,089
                                                              ------------
     Instruments - Scientific -- 0.3%
       Applera Corp................................    70,900    2,012,851
       PerkinElmer, Inc............................    47,100    1,248,621
       Thermo Fisher Scientific, Inc.+.............   162,000    8,845,200
       Waters Corp.+...............................    39,100    2,357,730
                                                              ------------
                                                                14,464,402
                                                              ------------
     Insurance Brokers -- 0.2%
       AON Corp.#..................................   115,100    4,940,092
       Marsh & McLennan Cos., Inc.#................   213,500    7,009,205
                                                              ------------
                                                                11,949,297
                                                              ------------
     Insurance - Life/Health -- 1.2%
       AFLAC, Inc..................................   189,900   10,038,114
       CIGNA Corp..................................    37,500    6,286,125
       Genworth Financial, Inc., Class A...........   170,300    6,147,830
       Lincoln National Corp.......................   106,800    7,743,000
       Principal Financial Group...................   103,400    6,286,720
       Prudential Financial, Inc...................   181,000   18,465,620
       Torchmark Corp.#............................    37,700    2,643,147
       UnumProvident Corp.#........................   132,300    3,511,242
                                                              ------------
                                                                61,121,798
                                                              ------------
     Insurance - Multi-line -- 2.8%
       ACE, Ltd....................................   126,000    7,757,820
       Allstate Corp...............................   238,700   14,680,050
       American International Group, Inc.(1)....... 1,003,800   72,614,892
       Assurant, Inc.#.............................    38,700    2,300,715
       Cincinnati Financial Corp...................    66,700    3,029,514
       Hartford Financial Services Group, Inc......   123,600   12,751,812
       Loews Corp..................................   174,000    8,879,220
       MetLife, Inc................................   290,400   19,747,200
       XL Capital, Ltd., Class A#..................    69,900    5,701,044
                                                              ------------
                                                               147,462,267
                                                              ------------
     Insurance - Property/Casualty -- 0.6%
       Chubb Corp..................................   157,600    8,647,512
       Progressive Corp.#..........................   287,600    6,629,180
       SAFECO Corp.................................    40,700    2,553,925
       The Travelers Cos., Inc.....................   260,700   14,122,119
                                                              ------------
                                                                31,952,736
                                                              ------------
     Internet Security -- 0.2%
       Symantec Corp.+.............................   356,900    7,134,431
       VeriSign, Inc.+#............................    94,700    2,824,901
                                                              ------------
                                                                 9,959,332
                                                              ------------
     Investment Management/Advisor Services -- 0.5%
       Ameriprise Financial, Inc...................    92,300    5,801,055
       Federated Investors, Inc., Class B#.........    34,500    1,343,430
       Franklin Resources, Inc.....................    64,600    8,768,804
       Janus Capital Group, Inc.#..................    73,300    2,028,944
       Legg Mason, Inc.#...........................    50,800    5,132,324
       T. Rowe Price Group, Inc....................   102,300    5,253,105
                                                              ------------
                                                                28,327,662
                                                              ------------

                                                               Value
                  Security Description             Shares     (Note 3)

        ----------------------------------------------------------------
        Leisure Products -- 0.0%
          Brunswick Corp.........................    35,100 $  1,208,493
                                                            ------------
        Linen Supply & Related Items -- 0.0%
          Cintas Corp............................    52,400    2,010,064
                                                            ------------
        Machinery - Construction & Mining -- 0.4%
          Caterpillar, Inc.......................   249,200   19,582,136
          Terex Corp.+...........................    39,500    3,348,415
                                                            ------------
                                                              22,930,551
                                                            ------------
        Machinery - Farming -- 0.2%
          Deere & Co.............................    87,500   10,541,125
                                                            ------------
        Medical Information Systems -- 0.0%
          IMS Health, Inc.#......................    75,400    2,465,580
                                                            ------------
        Medical Instruments -- 0.7%
          Boston Scientific Corp.+...............   457,100    7,162,757
          Medtronic, Inc.........................   444,200   23,618,114
          St. Jude Medical, Inc.+................   132,800    5,669,232
                                                            ------------
                                                              36,450,103
                                                            ------------
        Medical Labs & Testing Services -- 0.1%
          Laboratory Corp. of America Holdings+..    47,100    3,708,654
          Quest Diagnostics, Inc.#...............    61,200    3,000,024
                                                            ------------
                                                               6,708,678
                                                            ------------
        Medical Products -- 2.1%
          Baxter International, Inc..............   250,700   14,249,788
          Becton, Dickinson & Co.................    94,400    7,198,000
          Biomet, Inc............................    94,500    4,122,090
          Johnson & Johnson...................... 1,116,800   70,659,936
          Stryker Corp...........................   115,000    7,740,650
          Varian Medical Systems, Inc.+#.........    49,500    1,994,850
          Zimmer Holdings, Inc.+.................    91,500    8,057,490
                                                            ------------
                                                             114,022,804
                                                            ------------
        Medical - Biomedical/Gene -- 1.0%
          Amgen, Inc.+...........................   450,600   25,382,298
          Biogen Idec, Inc.+#....................   132,100    6,898,262
          Celgene Corp.+#........................   145,600    8,916,544
          Genzyme Corp.+.........................   101,600    6,555,232
          MedImmune, Inc.+#......................    91,700    5,307,596
          Millipore Corp.+#......................    20,800    1,555,216
                                                            ------------
                                                              54,615,148
                                                            ------------
        Medical - Drugs -- 4.9%
          Abbott Laboratories....................   595,400   33,550,790
          Allergan, Inc..........................    59,300    7,384,629
          Bristol-Myers Squibb Co................   779,300   23,620,583
          Eli Lilly & Co.........................   380,700   22,316,634
          Forest Laboratories, Inc.+.............   122,600    6,217,046
          King Pharmaceuticals, Inc.+............    94,000    1,996,560
          Merck & Co., Inc.......................   836,000   43,848,200
          Pfizer, Inc............................ 2,734,800   75,179,652
          Schering-Plough Corp...................   574,100   18,796,034
          Wyeth..................................   519,500   30,047,880
                                                            ------------
                                                             262,958,008
                                                            ------------
        Medical - Generic Drugs -- 0.1%
          Barr Pharmaceuticals, Inc.+#...........    41,100    2,191,452
          Mylan Laboratories, Inc.#..............    94,600    1,870,242
          Watson Pharmaceuticals, Inc.+#.........    39,600    1,222,056
                                                            ------------
                                                               5,283,750
                                                            ------------
        Medical - HMO -- 1.2%
          Aetna, Inc.............................   199,200   10,543,656
          Coventry Health Care, Inc.+............    61,500    3,669,705
          Humana, Inc.+..........................    64,400    3,996,020
          UnitedHealth Group, Inc................   522,700   28,628,279
          WellPoint, Inc.+.......................   236,300   19,237,183
                                                            ------------
                                                              66,074,843
                                                            ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                Shares     (Note 3)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Medical - Hospitals -- 0.0%
      Tenet Healthcare Corp.+#......................   182,800 $  1,270,460
                                                               ------------
    Medical - Nursing Homes -- 0.0%
      Manor Care, Inc.#.............................    28,000    1,904,000
                                                               ------------
    Medical - Wholesale Drug Distribution -- 0.3%
      AmerisourceBergen Corp........................    73,100    3,744,182
      Cardinal Health, Inc..........................   154,500   11,195,070
                                                               ------------
                                                                 14,939,252
                                                               ------------
    Metal Processors & Fabrication -- 0.1%
      Precision Castparts Corp......................    52,900    6,324,724
                                                               ------------
    Metal - Aluminum -- 0.3%
      Alcoa, Inc....................................   335,600   13,853,568
                                                               ------------
    Metal - Diversified -- 0.2%
      Freeport-McMoRan Copper & Gold, Inc.#.........   144,503   11,372,386
                                                               ------------
    Mining -- 0.1%
      Newmont Mining Corp...........................   174,000    7,078,320
                                                               ------------
    Motorcycle/Motor Scooter -- 0.1%
      Harley-Davidson, Inc..........................    99,300    6,066,237
                                                               ------------
    Multimedia -- 1.9%
      E.W. Scripps Co., Class A#....................    32,300    1,473,526
      Meredith Corp.................................    15,000      933,150
      News Corp., Class A...........................   905,500   20,002,495
      The McGraw-Hill Cos., Inc.....................   136,900    9,625,439
      The Walt Disney Co............................   790,500   28,015,320
      Time Warner, Inc.............................. 1,472,700   31,471,599
      Viacom, Inc., Class B+........................   267,100   11,998,132
                                                               ------------
                                                                103,519,661
                                                               ------------
    Networking Products -- 1.3%
      Cisco Systems, Inc.+.......................... 2,330,800   62,745,136
      Juniper Networks, Inc.+#......................   219,700    5,362,877
                                                               ------------
                                                                 68,108,013
                                                               ------------
    Non - Hazardous Waste Disposal -- 0.2%
      Allied Waste Industries, Inc.+#...............    98,800    1,329,848
      Waste Management, Inc.........................   205,600    7,950,552
                                                               ------------
                                                                  9,280,400
                                                               ------------
    Office Automation & Equipment -- 0.2%
      Pitney Bowes, Inc.............................    84,900    4,053,975
      Xerox Corp.+#.................................   366,500    6,915,855
                                                               ------------
                                                                 10,969,830
                                                               ------------
    Office Supplies & Forms -- 0.0%
      Avery Dennison Corp...........................    35,300    2,304,031
                                                               ------------
    Oil & Gas Drilling -- 0.5%
      ENSCO International, Inc......................    58,100    3,519,117
      Nabors Industries, Ltd.+#.....................   107,600    3,759,544
      Noble Corp....................................    51,900    4,795,041
      Rowan Cos., Inc...............................    42,600    1,681,848
      Transocean, Inc.+.............................   113,000   11,101,120
                                                               ------------
                                                                 24,856,670
                                                               ------------
    Oil Companies - Exploration & Production -- 1.1%
      Anadarko Petroleum Corp.......................   178,800    8,877,420
      Apache Corp...................................   127,800   10,319,850
      Chesapeake Energy Corp.#......................   158,100    5,511,366
      Devon Energy Corp.............................   171,500   13,167,770
      EOG Resources, Inc............................    94,200    7,243,980
      Murphy Oil Corp.#.............................    72,400    4,271,600
      XTO Energy, Inc...............................   141,900    8,231,619
                                                               ------------
                                                                 57,623,605
                                                               ------------
    Oil Companies - Integrated -- 6.4%
      Chevron Corp..................................   832,500   67,840,425
      ConocoPhillips................................   634,300   49,113,849
      Exxon Mobil Corp.............................. 2,197,000  182,724,490
      Hess Corp.....................................   104,300    6,176,646
      Marathon Oil Corp.............................   133,400   16,516,254

                                                                  Value
                   Security Description                Shares    (Note 3)

     ----------------------------------------------------------------------
     Oil Companies - Integrated (continued)
       Occidental Petroleum Corp...................... 323,500 $ 17,782,795
                                                               ------------
                                                                340,154,459
                                                               ------------
     Oil Field Machinery & Equipment -- 0.1%
       National-Oilwell Varco, Inc.+..................  67,700    6,394,265
                                                               ------------
     Oil Refining & Marketing -- 0.4%
       Sunoco, Inc.#..................................  46,900    3,738,399
       Valero Energy Corp............................. 211,800   15,804,516
                                                               ------------
                                                                 19,542,915
                                                               ------------
     Oil - Field Services -- 1.4%
       Baker Hughes, Inc.............................. 123,600   10,194,528
       BJ Services Co................................. 113,200    3,320,156
       Halliburton Co.#............................... 352,700   12,679,565
       Schlumberger, Ltd.............................. 454,700   35,407,489
       Smith International, Inc.#.....................  77,000    4,274,270
       Weatherford International, Ltd.+#.............. 130,400    7,085,936
                                                               ------------
                                                                 72,961,944
                                                               ------------
     Optical Supplies -- 0.0%
       Bausch & Lomb, Inc.#...........................  20,900    1,419,110
                                                               ------------
     Paper & Related Products -- 0.2%
       International Paper Co......................... 174,500    6,835,165
       MeadWestvaco Corp.#............................  70,500    2,467,500
       Temple-Inland, Inc.............................  40,500    2,551,500
                                                               ------------
                                                                 11,854,165
                                                               ------------
     Pharmacy Services -- 0.3%
       Express Scripts, Inc.+.........................  52,400    5,350,040
       Medco Health Solutions, Inc.+.................. 111,100    8,639,136
                                                               ------------
                                                                 13,989,176
                                                               ------------
     Photo Equipment & Supplies -- 0.1%
       Eastman Kodak Co.#............................. 111,000    2,814,960
                                                               ------------
     Pipelines -- 0.4%
       El Paso Corp................................... 269,800    4,597,392
       Questar Corp.#.................................  33,200    3,585,932
       Spectra Energy Corp............................ 242,400    6,455,112
       Williams Cos., Inc............................. 230,700    7,327,032
                                                               ------------
                                                                 21,965,468
                                                               ------------
     Printing - Commercial -- 0.1%
       R.R. Donnelley & Sons Co.#.....................  84,300    3,609,726
                                                               ------------
     Publishing - Newspapers -- 0.2%
       Dow Jones & Co., Inc.#.........................  25,300    1,348,743
       Gannett Co., Inc...............................  90,700    5,334,974
       New York Times Co., Class A#...................  55,700    1,398,627
       Tribune Co.#...................................  32,700    1,052,940
                                                               ------------
                                                                  9,135,284
                                                               ------------
     Real Estate Investment Trusts -- 1.1%
       Apartment Investment & Management Co., Class A.  37,600    2,063,112
       Archstone-Smith Trust..........................  85,000    5,244,500
       AvalonBay Communities, Inc.....................  30,600    3,989,934
       Boston Properties, Inc.........................  45,900    5,309,712
       Developers Diversified Realty Corp.............  48,800    3,008,520
       Equity Residential#............................ 113,400    5,745,978
       Host Marriott Corp............................. 201,200    5,134,624
       Kimco Realty Corp..............................  87,400    4,045,746
       ProLogis.......................................  98,900    6,394,874
       Public Storage, Inc............................  47,200    4,224,400
       Simon Property Group, Inc......................  85,400    9,221,492
       Vornado Realty Trust...........................  50,300    6,086,803
                                                               ------------
                                                                 60,469,695
                                                               ------------
     Real Estate Management/Services -- 0.1%
       CB Richard Ellis Group, Inc., Class A+#........  72,100    2,683,562
                                                               ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Retail - Apparel/Shoe -- 0.3%
          Abercrombie & Fitch Co., Class A.........  34,100 $ 2,818,365
          Gap, Inc................................. 203,600   3,770,672
          Limited Brands, Inc...................... 132,000   3,465,000
          Nordstrom, Inc...........................  88,300   4,585,419
                                                            -----------
                                                             14,639,456
                                                            -----------
        Retail - Auto Parts -- 0.0%
          AutoZone, Inc.+..........................  19,200   2,469,696
                                                            -----------
        Retail - Automobile -- 0.0%
          AutoNation, Inc.+#.......................  58,200   1,287,384
                                                            -----------
        Retail - Bedding -- 0.1%
          Bed Bath & Beyond, Inc.+................. 109,500   4,452,270
                                                            -----------
        Retail - Building Products -- 0.9%
          Home Depot, Inc.......................... 787,600  30,614,012
          Lowe's Cos., Inc......................... 587,700  19,288,314
                                                            -----------
                                                             49,902,326
                                                            -----------
        Retail - Consumer Electronics -- 0.2%
          Best Buy Co., Inc........................ 156,200   7,542,898
          Circuit City Stores, Inc.#...............  55,000     883,850
          RadioShack Corp.#........................  52,600   1,795,764
                                                            -----------
                                                             10,222,512
                                                            -----------
        Retail - Discount -- 1.6%
          Big Lots, Inc.+#.........................  42,200   1,329,300
          Costco Wholesale Corp.................... 174,400   9,848,368
          Dollar General Corp.#.................... 120,500   2,607,620
          Family Dollar Stores, Inc.#..............  58,500   1,968,525
          Target Corp.............................. 331,400  20,689,302
          TJX Cos., Inc.#.......................... 175,600   4,911,532
          Wal-Mart Stores, Inc..................... 949,000  45,172,400
                                                            -----------
                                                             86,527,047
                                                            -----------
        Retail - Drug Store -- 0.8%
          CVS Caremark Corp........................ 594,364  22,906,789
          Walgreen Co.............................. 386,200  17,429,206
                                                            -----------
                                                             40,335,995
                                                            -----------
        Retail - Jewelry -- 0.1%
          Tiffany & Co.#...........................  52,200   2,744,154
                                                            -----------
        Retail - Major Department Stores -- 0.2%
          J.C. Penney Co., Inc.#...................  86,800   6,985,664
          Sears Holdings Corp.+....................  32,100   5,778,642
                                                            -----------
                                                             12,764,306
                                                            -----------
        Retail - Office Supplies -- 0.2%
          Office Depot, Inc.+...................... 106,600   3,880,240
          OfficeMax, Inc...........................  28,900   1,297,610
          Staples, Inc............................. 276,700   6,934,102
                                                            -----------
                                                             12,111,952
                                                            -----------
        Retail - Regional Department Stores -- 0.3%
          Dillard's, Inc., Class A.................  23,500     853,050
          Kohl's Corp.+............................ 126,100   9,497,852
          Macy's, Inc.#............................ 177,400   7,083,582
                                                            -----------
                                                             17,434,484
                                                            -----------
        Retail - Restaurants -- 0.8%
          Darden Restaurants, Inc..................  56,000   2,551,920
          McDonald's Corp.......................... 464,300  23,470,365
          Starbucks Corp.+......................... 289,800   8,349,138
          Wendy's International, Inc.#.............  33,500   1,344,355
          Yum! Brands, Inc......................... 101,700   6,887,124
                                                            -----------
                                                             42,602,902
                                                            -----------
        Rubber - Tires -- 0.1%
          The Goodyear Tire & Rubber Co.+#.........  78,300   2,777,301
                                                            -----------

                                                                      Value
                  Security Description                    Shares     (Note 3)

-------------------------------------------------------------------------------
Savings & Loans/Thrifts -- 0.4%
  Hudson City Bancorp, Inc.#............................   192,300 $  2,536,437
  Sovereign Bancorp, Inc................................   139,400    3,239,656
  Washington Mutual, Inc.#..............................   343,000   14,995,960
                                                                   ------------
                                                                     20,772,053
                                                                   ------------
School -- 0.0%
  Apollo Group, Inc., Class A+#.........................    54,000    2,590,380
                                                                   ------------
Semiconductor Equipment -- 0.3%
  Applied Materials, Inc.#..............................   539,400   10,302,540
  KLA-Tencor Corp.......................................    77,000    4,233,460
  Novellus Systems, Inc.+#..............................    48,400    1,485,396
  Teradyne, Inc.+#......................................    73,400    1,249,268
                                                                   ------------
                                                                     17,270,664
                                                                   ------------
Semiconductors Components - Intergrated Circuits -- 0.2%
  Analog Devices, Inc...................................   128,800    4,663,848
  Linear Technology Corp.#..............................    98,000    3,517,220
  Maxim Integrated Products, Inc........................   123,900    3,809,925
                                                                   ------------
                                                                     11,990,993
                                                                   ------------
Steel - Producers -- 0.2%
  Nucor Corp............................................   116,100    7,841,394
  United States Steel Corp..............................    45,700    5,171,412
                                                                   ------------
                                                                     13,012,806
                                                                   ------------
Steel - Specialty -- 0.1%
  Allegheny Technologies, Inc.#.........................    39,300    4,542,687
                                                                   ------------
Telecom Equipment - Fiber Optics -- 0.3%
  Ciena Corp.+#.........................................    32,800    1,125,696
  Corning, Inc.+........................................   605,600   15,140,000
  JDS Uniphase Corp.+#..................................    81,500    1,067,650
                                                                   ------------
                                                                     17,333,346
                                                                   ------------
Telecom Services -- 0.1%
  Embarq Corp...........................................    58,000    3,727,080
                                                                   ------------
Telecommunication Equipment -- 0.1%
  ADC Telecommunications, Inc.+#........................    45,300      758,775
  Avaya, Inc.+..........................................   175,000    2,800,000
  Tellabs, Inc.+........................................   169,100    1,851,645
                                                                   ------------
                                                                      5,410,420
                                                                   ------------
Telephone - Integrated -- 3.7%
  ALLTEL Corp...........................................   139,000    9,524,280
  AT&T, Inc............................................. 2,409,500   99,608,730
  CenturyTel, Inc.......................................    43,000    2,125,060
  Citizens Communications Co.#..........................   131,300    2,081,105
  Qwest Communications International, Inc.+#............   605,500    6,230,595
  Sprint Nextel Corp.................................... 1,120,200   25,596,570
  Verizon Communications, Inc........................... 1,122,700   48,871,131
  Windstream Corp.......................................   184,400    2,769,688
                                                                   ------------
                                                                    196,807,159
                                                                   ------------
Television -- 0.2%
  CBS Corp., Class B....................................   285,100    9,482,426
                                                                   ------------
Therapeutics -- 0.3%
  Gilead Sciences, Inc.+................................   179,300   14,840,661
                                                                   ------------
Tobacco -- 1.2%
  Altria Group, Inc.....................................   809,700   57,569,670
  Reynolds American, Inc.#..............................    66,100    4,299,144
  UST, Inc.#............................................    62,000    3,310,180
                                                                   ------------
                                                                     65,178,994
                                                                   ------------
Tools - Hand Held -- 0.1%
  Black & Decker Corp.#.................................    25,400    2,398,522
  Snap-on, Inc..........................................    22,700    1,227,389
  Stanley Works#........................................    31,900    2,017,037
                                                                   ------------
                                                                      5,642,948
                                                                   ------------

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                             Value
                  Security Description           Shares     (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Toys -- 0.1%
           Hasbro, Inc.#........................  62,000 $    1,993,300
           Mattel, Inc.......................... 151,800      4,251,918
                                                         --------------
                                                              6,245,218
                                                         --------------
         Transport - Rail -- 0.8%
           Burlington Northern Santa Fe Corp.... 138,500     12,898,505
           CSX Corp............................. 168,500      7,656,640
           Norfolk Southern Corp................ 153,200      8,867,216
           Union Pacific Corp................... 104,500     12,611,060
                                                         --------------
                                                             42,033,421
                                                         --------------
         Transport - Services -- 0.9%
           C.H. Robinson Worldwide, Inc.........  66,800      3,619,224
           FedEx Corp........................... 118,600     13,238,132
           Ryder System, Inc.#..................  23,400      1,261,728
           United Parcel Service, Inc., Class B. 411,700     29,630,049
                                                         --------------
                                                             47,749,133
                                                         --------------
         Web Portals/ISP -- 1.0%
           Google, Inc., Class A+...............  84,000     41,811,000
           Yahoo!, Inc.+........................ 471,200     13,523,440
                                                         --------------
                                                             55,334,440
                                                         --------------
         Wireless Equipment -- 0.8%
           Motorola, Inc........................ 922,500     16,780,275
           QUALCOMM, Inc........................ 639,200     27,453,640
                                                         --------------
                                                             44,233,915
                                                         --------------
         Total Long-Term Investment Securities
            (cost $3,045,238,950)...............          5,283,502,726
                                                         --------------

                                                            Shares/
                                                           Principal       Value
                 Security Description                       Amount        (Note 3)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 5.9%
Collective Investment Pool -- 5.5%
  Securities Lending Quality Trust(2)...................  293,727,871  $  293,727,871
                                                                       --------------
Commercial Paper -- 0.3%
  Dresdner US Finance
   5.30% due 06/01/07................................... $ 20,000,000      20,000,000
                                                                       --------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bills
   4.67% due 07/05/07@..................................    1,350,000       1,344,090
   4.73% due 07/05/07@..................................      435,000         433,074
   4.83% due 06/07/07@..................................      655,000         654,476
   4.86% due 07/05/07@..................................      235,000         233,932
                                                                       --------------
                                                                            2,665,572
                                                                       --------------
Total Short-Term Investment Securities
   (cost $316,393,443)..................................                  316,393,443
                                                                       --------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $13,890,840 and
   collateralized by Federal Farm Credit Bank Notes,
   bearing interest at 4.70% due 03/08/10 and having
   approximate value of $14,305,675
   (cost $13,889,000)...................................   13,889,000      13,889,000
                                                                       --------------
TOTAL INVESTMENTS
   (cost $3,375,521,393)(3).............................        105.6%  5,613,785,169
Liabilities in excess of other assets...................         (5.6)   (296,863,488)
                                                         ------------  --------------
NET ASSETS --                                                   100.0% $5,316,921,681
                                                         ============  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Security represents an investment in an affiliated company; see Note 4
(2)The security is purchased with the cash collateral received from securities loaned (see Note 3).
(3)See Note 6 for cost of investments on a tax basis.

   Open Futures Contracts
   --------------------------------------------------------------------------
                                                                 Unrealized
   Number of               Expiration  Value at   Value as of   Appreciation
   Contracts  Description     Date    Trade Date  May 31, 2007 (Depreciation)
   --------------------------------------------------------------------------
    99 Long  S&P 500 Index June 2007  $37,610,300 $37,939,275     $328,975
                                                                  ========

See Notes to Financial Statements

VALIC Company I VALIC Ultra Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

      Collective Investment Pool..................................   7.1%
      Computers...................................................   5.2
      Medical Products............................................   4.6
      Medical -- Drugs............................................   4.3
      Diversified Manufactured Operations.........................   4.1
      Networking Products.........................................   3.8
      Cosmetics & Toiletries......................................   3.4
      Finance -- Investment Banker/Broker.........................   3.4
      Oil Companies -- Integrated.................................   3.0
      Retail -- Restaurants.......................................   2.9
      Instruments -- Scientific...................................   2.7
      Investment Management/Advisor Services......................   2.7
      Electric Products -- Misc...................................   2.3
      Electronic Forms............................................   2.3
      Beverages -- Non-alcoholic..................................   2.2
      Aerospace/Defense...........................................   2.1
      Metal -- Diversified........................................   2.0
      Pharmacy Services...........................................   2.0
      Aerospace/Defense -- Equipment..............................   1.9
      Applications Software.......................................   1.8
      Cellular Telecom............................................   1.7
      Data Processing/Management..................................   1.7
      Retail -- Drug Store........................................   1.7
      Web Portals/ISP.............................................   1.7
      Apparel Manufacturers.......................................   1.6
      Retail -- Regional Department Stores........................   1.6
      Athletic Footwear...........................................   1.5
      Entertainment Software......................................   1.5
      Finance -- Other Services...................................   1.5
      Electronic Components -- Semiconductors.....................   1.4
      Retail -- Discount..........................................   1.4
      Commercial Services -- Finance..............................   1.3
      Insurance -- Life/Health....................................   1.3
      Electronic Measurement Instruments..........................   1.2
      Human Resources.............................................   1.2
      Metal Processors & Fabrication..............................   1.2
      Wireless Equipment..........................................   1.2
      Agricultural Chemicals......................................   1.1
      E-Commerce/Services.........................................   1.1
      Steel -- Specialty..........................................   1.1
      Time Deposits...............................................   1.1
      Oil -- Field Services.......................................   1.0
      Toys........................................................   1.0
      Casino Services.............................................   0.9
      Chemicals -- Specialty......................................   0.9
      Index Fund -- Large Cap.....................................   0.9
      Oil Refining & Marketing....................................   0.9
      Cable TV....................................................   0.8
      Financial Guarantee Insurance...............................   0.8
      Medical Instruments.........................................   0.8
      Computer Services...........................................   0.6
      Computers -- Memory Devices.................................   0.6
      Consulting Services.........................................   0.6
      Motorcycle/Motor Scooter....................................   0.6
      Retail -- Bedding...........................................   0.6
      Cruise Lines................................................   0.5
      E-Marketing/Info............................................   0.5
      Medical -- Biomedical/Gene..................................   0.5
      Medical -- HMO..............................................   0.5
      Retail -- Hypermarkets......................................   0.5
      Retail -- Automobile........................................   0.4
      Retail -- Pet Food & Supplies...............................   0.4
                                                                   -----
                                                                   107.2%
                                                                   =====

*  Calculated as a percentage of net assets

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                                Value
                    Security Description              Shares   (Note 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 98.1%
       Aerospace/Defense -- 2.1%
         Boeing Co................................... 211,811 $21,306,069
                                                              -----------
       Aerospace/Defense - Equipment -- 1.9%
         United Technologies Corp.................... 278,647  19,658,546
                                                              -----------
       Agricultural Chemicals -- 1.1%
         Monsanto Co................................. 191,358  11,787,653
                                                              -----------
       Apparel Manufacturer -- 1.6%
         Coach, Inc.+................................ 318,051  16,335,099
                                                              -----------
       Applications Software -- 1.8%
         Microsoft Corp.............................. 585,032  17,942,931
                                                              -----------
       Athletic Footwear -- 1.5%
         NIKE, Inc., Class B#........................ 265,932  15,091,641
                                                              -----------
       Beverages - Non - alcoholic -- 2.2%
         PepsiCo, Inc................................ 327,554  22,381,765
                                                              -----------
       Cable TV -- 0.8%
         Rogers Communications, Inc.................. 194,610   8,069,328
                                                              -----------
       Casino Services -- 0.9%
         International Game Technology............... 234,665   9,431,186
                                                              -----------
       Cellular Telecom -- 1.7%
         America Movil SAB de CV ADR................. 287,008  17,378,334
                                                              -----------
       Chemicals - Specialty -- 0.9%
         Ecolab, Inc................................. 221,357   9,551,555
                                                              -----------
       Commercial Services - Finance -- 1.3%
         Moody's Corp................................ 185,807  12,941,458
                                                              -----------
       Computer Services -- 0.6%
         DST Systems, Inc.+#.........................  68,399   5,727,048
                                                              -----------
       Computers -- 5.2%
         Apple Computer, Inc.+....................... 244,198  29,684,709
         Hewlett - Packard Co........................ 403,604  18,448,739
         Research In Motion, Ltd.+...................  32,661   5,424,339
                                                              -----------
                                                               53,557,787
                                                              -----------
       Computers - Memory Devices -- 0.6%
         Network Appliance, Inc.+#................... 202,694   6,524,720
                                                              -----------
       Consulting Services -- 0.6%
         Accenture Ltd., Class A..................... 138,930   5,687,794
                                                              -----------
       Cosmetics & Toiletries -- 3.4%
         Avon Products, Inc.......................... 304,238  11,679,697
         Colgate - Palmolive Co...................... 230,447  15,430,731
         Procter & Gamble Co......................... 122,855   7,807,435
                                                              -----------
                                                               34,917,863
                                                              -----------
       Cruise Lines -- 0.5%
         Carnival Corp............................... 101,515   5,120,417
                                                              -----------
       Data Processing/Management -- 1.7%
         Fiserv, Inc.+...............................  87,784   5,201,202
         Mastercard, Inc., Class A...................  17,332   2,592,000
         Paychex, Inc................................ 241,637   9,762,135
                                                              -----------
                                                               17,555,337
                                                              -----------
       Diversified Manufactured Operations -- 4.1%
         3M Co....................................... 145,528  12,800,643
         Danaher Corp.#.............................. 293,895  21,601,283
         Dover Corp.................................. 148,849   7,449,892
                                                              -----------
                                                               41,851,818
                                                              -----------
       E - Commerce/Services -- 1.1%
         eBay, Inc.+................................. 352,124  11,465,157
                                                              -----------
       E - Marketing/Info -- 0.5%
         Digital River, Inc.+#.......................  95,020   4,885,928
                                                              -----------
       Electric Products - Misc. -- 2.3%
         Emerson Electric Co......................... 496,491  24,054,989
                                                              -----------
       Electronic Components - Semiconductors -- 1.4%
         Microchip Technology, Inc.#................. 352,489  14,304,004
                                                              -----------

                                                                     Value
                  Security Description                    Shares    (Note 3)

 -----------------------------------------------------------------------------
 Electronic Forms -- 2.3%
   Adobe Systems, Inc.+.................................   537,003 $23,671,092
                                                                   -----------
 Electronic Measurement Instruments -- 1.2%
   Garmin, Ltd.#........................................   197,671  12,716,175
                                                                   -----------
 Entertainment Software -- 1.5%
   Electronic Arts, Inc.+...............................   312,610  15,277,251
                                                                   -----------
 Finance - Investment Banker/Broker -- 3.4%
   Morgan Stanley.......................................   179,176  15,237,127
   TD Ameritrade Holding Corp.+#........................   261,820   5,375,165
   The Goldman Sachs Group, Inc.........................    60,378  13,936,450
                                                                   -----------
                                                                    34,548,742
                                                                   -----------
 Finance - Other Services -- 1.5%
   Chicago Merchantile Exchange Holdings, Inc., Class A.    18,379   9,759,249
   IntercontinentalExchange, Inc.+......................    40,358   5,849,489
                                                                   -----------
                                                                    15,608,738
                                                                   -----------
 Financial Guarantee Insurance -- 0.8%
   Ambac Financial Group, Inc...........................    95,846   8,588,760
                                                                   -----------
 Human Resources -- 1.2%
   Manpower, Inc........................................   133,329  12,266,268
                                                                   -----------
 Instruments - Scientific -- 2.7%
   Thermo Fisher Scientific, Inc.+......................   363,819  19,864,517
   Waters Corp.+........................................   134,045   8,082,914
                                                                   -----------
                                                                    27,947,431
                                                                   -----------
 Insurance - Life/Health -- 1.3%
   AFLAC, Inc...........................................   245,797  12,992,829
                                                                   -----------
 Investment Management/Advisor Services -- 2.7%
   Franklin Resources, Inc..............................   104,779  14,222,701
   T. Rowe Price Group, Inc.............................   271,825  13,958,214
                                                                   -----------
                                                                    28,180,915
                                                                   -----------
 Medical Instruments -- 0.8%
   Medtronic, Inc.......................................   146,600   7,794,722
                                                                   -----------
 Medical Products -- 4.6%
   Baxter International, Inc............................   436,208  24,794,063
   Stryker Corp.#.......................................   286,167  19,261,901
   Varian Medical Systems, Inc.+........................    68,848   2,774,574
                                                                   -----------
                                                                    46,830,538
                                                                   -----------
 Medical - Biomedical/Gene -- 0.5%
   Genentech, Inc.+.....................................    59,041   4,709,701
                                                                   -----------
 Medical - Drugs -- 4.3%
   Abbott Laboratories..................................   306,931  17,295,562
   Allergan, Inc........................................   106,034  13,204,414
   Schering - Plough Corp...............................   412,471  13,504,300
                                                                   -----------
                                                                    44,004,276
                                                                   -----------
 Medical - HMO -- 0.5%
   UnitedHealth Group, Inc..............................    95,756   5,244,556
                                                                   -----------
 Metal Processors & Fabrication -- 1.2%
   Precision Castparts Corp.............................   102,083  12,205,043
                                                                   -----------
 Metal - Diversified -- 2.0%
   Rio Tinto PLC........................................   276,270  20,076,450
                                                                   -----------
 Motorcycle/Motor Scooter -- 0.6%
   Harley - Davidson, Inc...............................    97,905   5,981,016
                                                                   -----------
 Networking Products -- 3.8%
   Cisco Systems, Inc.+................................. 1,448,123  38,983,471
                                                                   -----------
 Oil Companies - Integrated -- 3.0%
   ConocoPhillips.......................................    66,720   5,166,129
   Exxon Mobil Corp.....................................   208,211  17,316,909
   Suncor Energy, Inc...................................    99,871   8,706,754
                                                                   -----------
                                                                    31,189,792
                                                                   -----------
 Oil Refining & Marketing -- 0.9%
   Valero Energy Corp...................................   121,571   9,071,628
                                                                   -----------

VALIC Company I VALIC Ultra Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                               Value
                  Security Description              Shares    (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Oil - Field Services -- 1.0%
         Schlumberger, Ltd........................   133,416 $10,389,104
                                                             -----------
       Pharmacy Services -- 2.0%
         Express Scripts, Inc.+...................   201,875  20,611,438
                                                             -----------
       Retail - Automobile -- 0.4%
         CarMax, Inc.+#...........................   151,077   3,625,848
                                                             -----------
       Retail - Bedding -- 0.6%
         Bed Bath & Beyond, Inc.+.................   160,373   6,520,766
                                                             -----------
       Retail - Discount -- 1.4%
         Target Corp..............................   236,708  14,777,680
                                                             -----------
       Retail - Drug Store -- 1.7%
         Walgreen Co..............................   390,559  17,625,928
                                                             -----------
       Retail - Hypermarkets -- 0.5%
         Wal - Mart de Mexico SA de CV, Series V.. 1,306,380   4,926,523
                                                             -----------
       Retail - Pet Food & Supplies -- 0.4%
         PETsMART, Inc.#..........................   129,201   4,421,258
                                                             -----------
       Retail - Regional Department Stores -- 1.6%
         Kohl's Corp.+............................   222,466  16,756,139
                                                             -----------
       Retail - Restaurants -- 2.9%
         Chipotle Mexican Grill, Inc., Class A+#..    57,261   4,959,948
         McDonald's Corp..........................   211,540  10,693,347
         Starbucks Corp.+.........................   139,301   4,013,262
         Yum! Brands, Inc.........................   152,016  10,294,523
                                                             -----------
                                                              29,961,080
                                                             -----------
       Steel - Specialty -- 1.1%
         Allegheny Technologies, Inc.#............    98,862  11,427,459
                                                             -----------
       Toys -- 1.0%
         Nintendo Co., Ltd.#......................    28,800  10,069,351
                                                             -----------
       Web Portals/ISP -- 1.7%
         Google, Inc., Class A+...................    34,334  17,089,749
                                                             -----------

                                                 Shares/
                                                Principal       Value
               Security Description              Amount        (Note 3)

    -----------------------------------------------------------------------
    Wireless Equipment -- 1.2%
      QUALCOMM, Inc...........................     290,036  $   12,457,047
                                                            --------------
    Total Common Stock
       (cost $863,752,028)....................               1,006,077,191
                                                            --------------
    EXCHANGE TRADED FUNDS -- 1.0%
    Index Fund - Large Cap -- 1.0%
      iShares FTSE/ Xinhau China 25 Index#....      61,168       6,872,225
      SPDR Trust, Series 1#...................      18,111       2,776,778
                                                            --------------
    Total Exchange Traded Funds
       (cost $7,230,056)......................                   9,649,003
                                                            --------------
    Total Long - Term Investment Securities
       (cost $870,982,084)....................               1,015,726,194
                                                            --------------
    SHORT - TERM INVESTMENT SECURITIES -- 8.1%
    Collective Investment Pool -- 7.0%
      Securities Lending Quality Trust(1).....  72,352,787      72,352,787
                                                            --------------
    Time Deposit -- 1.1%
      Euro Time Deposit with State Street
       Bank & Trust Co.
       4.05% due 06/01/07..................... $11,100,000      11,100,000
                                                            --------------
    Total Short - Term Investment Securities
       (cost $83,452,787).....................                  83,452,787
                                                            --------------
    TOTAL INVESTMENTS
       (cost $954,434,871)(2).................       107.2%  1,099,178,981
    Liabilities in excess of other assets.....        (7.2)    (73,677,923)
                                               -----------  --------------
    NET ASSETS --                                    100.0% $1,025,501,058
                                               ===========  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 3)
(1)The security is purchased with the cash collateral received from securities loaned (See Note 3).
(2)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

               Open Forward Currency Contracts
               -------------------------------------------------
                                                       Gross
                Contract to   In Exchange  Delivery  Unrealized
                  Deliver         For        Date   Appreciation
               -------------------------------------------------
               *USD  907,539 EUR 1,221,890 06/29/07    $  558
               *EUR1,094,386 USD 1,476,578 06/29/07     2,447
                GBP5,076,461 USD10,054,896 06/29/07     5,213
               *USD  102,939 MXN 1,116,954 06/29/07       887
                                                       ------
                                                       $9,105
                                                       ======

              -------------------------------------------------------
                                                            Gross
                Contract to      In Exchange   Delivery   Unrealized
                  Deliver            For         Date    Appreciation
              -------------------------------------------------------
               CAD  4,341,749   USD 4,050,970  06/29/07    $(12,075)
               JPY599,040,000   USD 4,937,116  06/29/07      (4,342)
              *MXN 27,329,469   USD 2,523,963  06/29/07     (16,443)
                                                           --------
                                                           $(32,860)
                                                           ========
              Net Unrealized Appreciation (Depreciation)   $(23,755)
                                                           ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

CAD--Canada Dollar
EUR--Euro Dollar
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
USD--United States Dollar

See Notes to Financial Statements

VALIC Company I Value Fund
PORTFOLIO PROFILE -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Repurchase Agreements............................. 10.3%
            Finance -- Investment Banker/Broker...............  9.9
            Banks -- Super Regional...........................  8.4
            Oil Companies -- Integrated.......................  7.0
            Aerospace/Defense -- Equipment....................  5.2
            Electric -- Integrated............................  5.0
            Broadcast Services/Program........................  4.7
            Retail -- Discount................................  4.6
            Medical -- Drugs..................................  4.3
            Aerospace/Defense.................................  4.0
            Insurance -- Reinsurance..........................  3.7
            Telephone -- Integrated...........................  2.6
            Tobacco...........................................  2.6
            Auto -- Heavy Duty Trucks.........................  2.5
            Diversified Manufactured Operations...............  2.0
            Entertainment Software............................  1.9
            Multimedia........................................  1.9
            Chemicals -- Specialty............................  1.5
            Oil -- Field Services.............................  1.5
            Finance -- Credit Card............................  1.4
            Finance -- Mortgage Loan/Banker...................  1.4
            Retail -- Office Supplies.........................  1.4
            Semiconductor Equipment...........................  1.4
            Food -- Wholesale/Distribution....................  1.0
            Networking Products...............................  1.0
            Applications Software.............................  0.9
            Enterprise Software/Service.......................  0.9
            Food -- Misc......................................  0.9
            Oil Companies -- Exploration & Production.........  0.9
            Pharmacy Services.................................  0.9
            Independent Power Producers.......................  0.8
            Insurance -- Life/Health..........................  0.8
            Medical -- HMO....................................  0.8
            Machinery -- Farming..............................  0.7
            Gas -- Distribution...............................  0.6
            Therapeutics......................................  0.2
                                                               ----
                                                               99.6%
                                                               ====

*  Calculated as a percentage of net assets.

VALIC Company I Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2007
--------------------------------------------------------------------------------


                                                               Value
                    Security Description             Shares   (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 89.3%
         Aerospace/Defense -- 4.0%
           Boeing Co................................  35,680 $3,589,051
                                                             ----------
         Aerospace/Defense - Equipment -- 5.2%
           Alliant Techsystems, Inc.+...............   8,840    892,840
           United Technologies Corp.................  53,348  3,763,701
                                                             ----------
                                                              4,656,541
                                                             ----------
         Applications Software -- 0.9%
           Microsoft Corp...........................  27,150    832,691
                                                             ----------
         Auto - Heavy Duty Trucks -- 2.5%
           Navistar International Corp.+............  34,904  2,264,921
                                                             ----------
         Banks - Super Regional -- 8.4%
           Bank of America Corp.....................  30,424  1,542,801
           Wachovia Corp............................  64,021  3,469,298
           Wells Fargo & Co.........................  69,233  2,498,619
                                                             ----------
                                                              7,510,718
                                                             ----------
         Broadcast Services/Program -- 4.7%
           Liberty Global, Inc., Class C+........... 118,030  4,219,572
                                                             ----------
         Chemicals - Specialty -- 1.5%
           Lubrizol Corp............................  20,184  1,326,492
                                                             ----------
         Diversified Manufactured Operations -- 2.0%
           Siemens AG ADR...........................  13,392  1,767,744
                                                             ----------
         Electric - Integrated -- 5.0%
           CMS Energy Corp..........................  44,647    814,808
           Exelon Corp..............................  44,518  3,472,404
           FirstEnergy Corp.........................   3,100    214,613
                                                             ----------
                                                              4,501,825
                                                             ----------
         Enterprise Software/Service -- 0.9%
           Novell, Inc.+............................ 108,440    848,001
                                                             ----------
         Entertainment Software -- 1.9%
           Take-Two Interactive Software, Inc.+.....  81,260  1,673,143
                                                             ----------
         Finance - Credit Card -- 1.4%
           Capital One Financial Corp...............  16,191  1,291,718
                                                             ----------
         Finance - Investment Banker/Broker -- 9.9%
           Citigroup, Inc...........................  73,380  3,998,476
           E*TRADE Financial Corp.+.................  36,492    873,984
           UBS AG...................................  62,092  4,050,882
                                                             ----------
                                                              8,923,342
                                                             ----------
         Finance - Mortgage Loan/Banker -- 1.4%
           Freddie Mac..............................  19,171  1,280,431
                                                             ----------
         Food - Misc. -- 0.9%
           ConAgra Foods, Inc.......................  32,960    840,480
                                                             ----------
         Food - Wholesale/Distribution -- 1.0%
           SUPERVALU, Inc...........................  18,160    865,142
                                                             ----------
         Gas - Distribution -- 0.6%
           Sempra Energy............................   8,802    539,739
                                                             ----------
         Independent Power Producers -- 0.8%
           Dynegy, Inc., Class A+...................  45,200    437,536
           Reliant Energy, Inc.+....................   9,934    254,509
                                                             ----------
                                                                692,045
                                                             ----------
         Insurance - Life/Health -- 0.8%
           Genworth Financial, Inc., Class A........  20,097    725,502
                                                             ----------
         Insurance - Reinsurance -- 3.7%
           Everest Re Group, Ltd....................  26,775  2,871,083
           Platinum Underwriters Holdings, Ltd......  13,932    479,818
                                                             ----------
                                                              3,350,901
                                                             ----------

                                                              Shares/
                                                             Principal    Value
                   Security Description                       Amount     (Note 3)

-----------------------------------------------------------------------------------
Machinery - Farming -- 0.7%
  Deere & Co...............................................      5,100  $   614,397
                                                                        -----------
Medical - Drugs -- 4.3%
  Novartis AG ADR..........................................     30,199    1,696,580
  Sanofi-Aventis ADR.......................................     44,088    2,120,633
                                                                        -----------
                                                                          3,817,213
                                                                        -----------
Medical - HMO -- 0.8%
  WellPoint, Inc.+.........................................      9,282      755,648
                                                                        -----------
Multimedia -- 1.9%
  News Corp., Class A......................................     75,802    1,674,466
                                                                        -----------
Networking Products -- 1.0%
  Cisco Systems, Inc.+.....................................     32,980      887,822
                                                                        -----------
Oil Companies - Exploration & Production -- 0.9%
  Murphy Oil Corp..........................................     14,270      841,930
                                                                        -----------
Oil Companies - Integrated -- 7.0%
  Exxon Mobil Corp.........................................     48,172    4,006,465
  Petroleo Brasileiro SA ADR...............................      9,600    1,038,336
  Total SA ADR.............................................     15,870    1,197,392
                                                                        -----------
                                                                          6,242,193
                                                                        -----------
Oil - Field Services -- 1.5%
  Halliburton Co...........................................     37,810    1,359,269
                                                                        -----------
Pharmacy Services -- 0.9%
  Medco Health Solutions, Inc.+............................     10,876      845,718
                                                                        -----------
Retail - Discount -- 4.6%
  Costco Wholesale Corp....................................     72,870    4,114,969
                                                                        -----------
Retail - Office Supplies -- 1.4%
  Office Depot, Inc.+......................................     34,746    1,264,754
                                                                        -----------
Semiconductor Equipment -- 1.4%
  Applied Materials, Inc...................................     66,000    1,260,600
                                                                        -----------
Telephone - Integrated -- 2.6%
  Verizon Communications, Inc..............................     52,680    2,293,160
                                                                        -----------
Therapeutics -- 0.2%
  Vanda Pharmaceuticals, Inc.+.............................      8,400      168,168
                                                                        -----------
Tobacco -- 2.6%
  Altria Group, Inc........................................     32,380    2,302,218
                                                                        -----------
Total Long-Term Investment Securities
   (cost $68,708,454)......................................              80,142,524
                                                                        -----------
REPURCHASE AGREEMENT -- 10.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 4.77%, dated 05/31/07, to be repurchased
   06/01/07 in the amount of $9,202,219 and collateralized
   by Federal Farm Credit Bank Bonds, bearing interest at
   4.80%, due 03/08/10 and having an approximate value of
   $9,388,413 (cost $9,201,000)............................ $9,201,000    9,201,000
                                                                        -----------
TOTAL INVESTMENTS
   (cost $77,909,454)(1)...................................       99.6%  89,343,524
Other assets less liabilities..............................        0.4      396,873
                                                            ----------  -----------
NET ASSETS --                                                    100.0% $89,740,397
                                                            ==========  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR--American Depository Receipt

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2007
--------------------------------------------------------------------------------

                                                                        ASSET          BLUE CHIP      BROAD CAP
                                                                      ALLOCATION        GROWTH       VALUE INCOME
                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  156,410,473  $  113,342,657  $   31,342,429
Long-term investment securities, at value (affiliated)*+...........              -               -               -
Short-term investment securities, at value (unaffiliated)*.........     12,416,446       6,018,904       1,257,000
Repurchase agreements (cost equals market value)...................      8,218,000               -               -
                                                                    --------------  --------------  --------------
Total Investments..................................................    177,044,919     119,361,561      32,599,429
                                                                    --------------  --------------  --------------
Cash...............................................................        162,625               -             959
Foreign cash*......................................................              -         102,792               -
Receivable for-
   Fund shares sold................................................        137,881         162,137          44,692
   Dividends and interest..........................................        663,589         106,128          74,036
   Investments sold................................................        209,415         192,096          18,691
   Options written.................................................              -               -               -
Prepaid expenses and other assets..................................         18,858           3,992           2,699
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -             631           6,818
Variation margin on futures contracts..............................         18,794               -               -
Collateral received for securities loaned..........................              -               -               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    178,256,081     119,929,337      32,747,324
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................        125,927          17,288          33,860
   Investments purchased...........................................        792,636         920,895               -
   Interest on securities sold short...............................              -               -               -
   Investment advisory and management fees.........................         74,626          74,622          18,960
   Administrative service fee......................................         10,447           6,529           1,896
   Transfer agent fees and expenses................................            227             227             222
   Directors' fees and expenses....................................         55,343          12,406           1,178
   Other accrued expenses..........................................        101,937          45,507          44,863
   Line of credit..................................................              -               -               -
Variation margin on futures contracts..............................              -               -               -
Collateral upon return of securities loaned........................              -       5,500,045               -
Due to custodian...................................................              -               -               -
Due to custodian for foreign cash*.................................             54               -               -
Securities sold short, at value#...................................              -               -               -
Call and put options written, at value@............................              -               -               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................      1,161,197       6,577,519         100,979
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  177,094,884  $  113,351,818  $   32,646,345
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      145,668  $      104,947  $       25,817
Additional paid-in capital.........................................    149,067,053      92,575,401      26,576,208
Accumulated undistributed net investment income (loss).............      4,785,529         292,635         180,916
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................      9,108,228      (2,595,108)        705,227
Unrealized appreciation (depreciation) on investments..............     13,574,046      22,973,368       5,158,177
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................        376,638               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................         37,722             575               -
Unrealized appreciation (depreciation) on securities sold short....              -               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  177,094,884  $  113,351,818  $   32,646,345
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     14,566,809      10,494,678       2,581,719
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        12.16  $        10.80  $        12.65
                                                                    ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  142,836,427  $   90,369,289  $   26,184,252
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities (unaffiliated)................. $   12,416,446  $    6,018,904  $            -
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $          (43) $      102,341  $            -
                                                                    ==============  ==============  ==============
#Proceeds from securities sold short............................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $            -  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $            -  $    5,403,311  $            -
                                                                    ==============  ==============  ==============

                                                                       CAPITAL
                                                                     CONSERVATION     CORE EQUITY     CORE VALUE
                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  168,069,210  $  449,944,385  $  244,714,053
Long-term investment securities, at value (affiliated)*+...........              -               -               -
Short-term investment securities, at value (unaffiliated)*.........     12,818,186      30,086,153       2,348,000
Repurchase agreements (cost equals market value)...................        481,000       3,055,000               -
                                                                    --------------  --------------  --------------
Total Investments..................................................    181,368,396     483,085,538     247,062,053
                                                                    --------------  --------------  --------------
Cash...............................................................              -             960               -
Foreign cash*......................................................              -               -               -
Receivable for-
   Fund shares sold................................................         77,376          85,849         155,705
   Dividends and interest..........................................      1,848,006         730,012         659,201
   Investments sold................................................     20,845,558       7,440,358         424,670
   Options written.................................................              -               -               -
Prepaid expenses and other assets..................................          7,563          13,442           4,921
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -          30,754          17,424
Variation margin on futures contracts..............................              -               -               -
Collateral received for securities loaned..........................        321,945       8,712,787               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    204,468,844     500,099,700     248,323,974
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................         45,751         236,766          73,060
   Investments purchased...........................................      3,372,181       5,485,273         120,993
   Interest on securities sold short...............................         18,250               -               -
   Investment advisory and management fees.........................         77,740         297,787         160,459
   Administrative service fee......................................         10,884          26,802          14,588
   Transfer agent fees and expenses................................            227             284             227
   Directors' fees and expenses....................................         46,883         228,458          72,022
   Other accrued expenses..........................................         87,797         101,839          77,350
   Line of credit..................................................              -       1,724,203               -
Variation margin on futures contracts..............................              -               -             350
Collateral upon return of securities loaned........................     13,140,131      38,798,940               -
Due to custodian...................................................        505,472               -          94,164
Due to custodian for foreign cash*.................................              -               -               -
Securities sold short, at value#...................................      9,873,438               -               -
Call and put options written, at value@............................              -          52,000               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................     27,178,754      46,952,352         613,213
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  177,290,090  $  453,147,348  $  247,710,761
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      178,973  $      294,835  $      190,835
Additional paid-in capital.........................................    169,248,733     509,620,211     191,704,372
Accumulated undistributed net investment income (loss).............     10,066,247       3,645,998       3,728,561
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................       (912,337)   (117,460,954)      6,107,545
Unrealized appreciation (depreciation) on investments..............     (1,297,736)     57,085,295      45,969,082
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -         (38,037)         10,366
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -               -               -
Unrealized appreciation (depreciation) on securities sold short....          6,210               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  177,290,090  $  453,147,348  $  247,710,761
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     17,897,251      29,483,501      19,083,485
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $         9.91  $        15.37  $        12.98
                                                                    ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  169,366,946  $  392,859,090  $  198,744,971
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities (unaffiliated)................. $   12,818,186  $   30,086,153  $    2,348,000
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
#Proceeds from securities sold short............................... $   (9,879,648) $            -  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $       13,963  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $   12,842,800  $   38,060,756  $            -
                                                                    ==============  ==============  ==============

                                                                     FOREIGN VALUE  GLOBAL EQUITY
                                                                         FUND           FUND
--------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  947,884,416  $  452,448,054
Long-term investment securities, at value (affiliated)*+...........              -               -
Short-term investment securities, at value (unaffiliated)*.........    254,005,082      95,211,701
Repurchase agreements (cost equals market value)...................              -       7,510,000
                                                                    --------------  --------------
Total Investments..................................................  1,201,889,498     555,169,755
                                                                    --------------  --------------
Cash...............................................................            154               -
Foreign cash*......................................................      6,650,408       1,317,006
Receivable for-
   Fund shares sold................................................        747,486         287,761
   Dividends and interest..........................................      2,272,870       1,881,366
   Investments sold................................................              -      14,160,416
   Options written.................................................              -               -
Prepaid expenses and other assets..................................          3,768          23,946
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -               -
Variation margin on futures contracts..............................              -          14,136
Collateral received for securities loaned..........................              -       7,421,875
Unrealized appreciation on forward foreign currency contracts......              -       4,311,619
                                                                    --------------  --------------
TOTAL ASSETS.......................................................  1,211,564,184     584,587,880
                                                                    --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................        126,362          67,048
   Investments purchased...........................................      5,092,831       6,717,802
   Interest on securities sold short...............................              -               -
   Investment advisory and management fees.........................        574,977         309,021
   Administrative service fee......................................         60,430          27,485
   Transfer agent fees and expenses................................            222             295
   Directors' fees and expenses....................................         28,295          16,293
   Other accrued expenses..........................................        302,552         140,124
   Line of credit..................................................              -               -
Variation margin on futures contracts..............................              -               -
Collateral upon return of securities loaned........................    160,398,082     101,964,866
Due to custodian...................................................              -         381,975
Due to custodian for foreign cash*.................................              -               -
Securities sold short, at value#...................................              -               -
Call and put options written, at value@............................              -               -
Unrealized depreciation on forward foreign currency contracts......              -       2,321,147
                                                                    --------------  --------------
TOTAL LIABILITIES..................................................    166,583,751     111,946,056
                                                                    --------------  --------------
NET ASSETS......................................................... $1,044,980,433  $  472,641,824
                                                                    ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      790,815  $      341,977
Additional paid-in capital.........................................    879,991,109     367,655,807
Accumulated undistributed net investment income (loss).............      9,040,166       5,832,867
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     31,801,409      21,988,539
Unrealized appreciation (depreciation) on investments..............    123,353,277      74,704,040
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -         141,057
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................         31,616       1,977,537
Unrealized appreciation (depreciation) on securities sold short....              -               -
Accrued capital gains tax on unrealized appreciation (depreciation)        (27,959)              -
                                                                    --------------  --------------
   NET ASSETS...................................................... $1,044,980,433  $  472,641,824
                                                                    ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000
   Outstanding.....................................................     79,081,513      34,197,700
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        13.21  $        13.82
                                                                    ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  824,531,139  $  377,744,014
                                                                    ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -
                                                                    ==============  ==============
   Short-term investment securities (unaffiliated)................. $  254,005,082  $   95,211,701
                                                                    ==============  ==============
   Foreign cash.................................................... $    6,652,794  $    1,317,764
                                                                    ==============  ==============
#Proceeds from securities sold short............................... $            -  $            -
                                                                    ==============  ==============
@Premiums received on options written.............................. $            -  $            -
                                                                    ==============  ==============
+Including securities on loan...................................... $  155,449,909  $   97,748,727
                                                                    ==============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                        GLOBAL       GOVERNMENT       GROWTH &        HEALTH
                                                                       STRATEGY      SECURITIES        INCOME        SCIENCES
                                                                         FUND           FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $  454,727,909 $  101,450,376  $  140,273,677 $  197,546,569
Long-term investment securities, at value (affiliated)*+...........              -              -               -              -
Short-term investment securities, at value (unaffiliated)*.........    118,987,042     19,278,239       6,496,101      1,761,917
Repurchase agreements (cost equals market value)...................              -        911,000      11,845,000              -
                                                                    -------------- --------------  -------------- --------------
Total Investments..................................................    573,714,951    121,639,615     158,614,778    199,308,486
                                                                    -------------- --------------  -------------- --------------
Cash...............................................................         51,690            633             208             40
Foreign cash*......................................................      6,561,253              -               -         39,222
Receivable for-
   Fund shares sold................................................        180,289        152,061          26,218         79,106
   Dividends and interest..........................................      3,117,057      1,146,060         336,612        100,013
   Investments sold................................................      3,133,099              -               -      1,057,732
   Options written.................................................              -              -               -         17,932
Prepaid expenses and other assets..................................          3,291          6,235          26,754          8,699
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -              -           1,592              -
Variation margin on futures contracts..............................              -              -               -              -
Collateral received for securities loaned..........................      2,856,189        290,813       1,741,050              -
Unrealized appreciation on forward foreign currency contracts......        922,766              -               -              -
                                                                    -------------- --------------  -------------- --------------
TOTAL ASSETS.......................................................    590,540,585    123,235,417     160,747,212    200,611,230
                                                                    -------------- --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................        159,396         22,535         122,045         76,558
   Investments purchased...........................................      7,097,613              -       2,882,320      1,092,198
   Interest on securities sold short...............................              -              -               -              -
   Investment advisory and management fees.........................        211,851         44,381          94,390        164,926
   Administrative service fee......................................         29,659          6,213           8,810         11,545
   Transfer agent fees and expenses................................            222            284             227            227
   Directors' fees and expenses....................................         16,506         55,727          60,951         38,012
   Other accrued expenses..........................................        242,263         53,996          58,424         73,580
   Line of credit..................................................              -              -               -              -
Variation margin on futures contracts..............................              -              -               -              -
Collateral upon return of securities loaned........................     72,721,822     19,569,052       8,237,151              -
Due to custodian...................................................              -              -               -              -
Due to custodian for foreign cash*.................................              -              -               -              -
Securities sold short, at value#...................................              -              -               -              -
Call and put options written, at value@............................              -              -               -      2,710,294
Unrealized depreciation on forward foreign currency contracts......        176,232              -               -              -
                                                                    -------------- --------------  -------------- --------------
TOTAL LIABILITIES..................................................     80,655,564     19,752,188      11,464,318      4,167,340
                                                                    -------------- --------------  -------------- --------------
NET ASSETS......................................................... $  509,885,021 $  103,483,229  $  149,282,894 $  196,443,890
                                                                    ============== ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      389,885 $      102,210  $       84,217 $      170,353
Additional paid-in capital.........................................    430,704,891    104,779,978     128,602,657    148,334,128
Accumulated undistributed net investment income (loss).............      6,535,363      4,617,903       1,668,534       (355,885)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................      7,778,496     (4,923,703)      5,443,793     14,213,041
Unrealized appreciation (depreciation) on investments..............     63,616,176     (1,093,159)     13,483,693     33,728,121
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -              -               -        357,278
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................        860,210              -               -           (436)
Unrealized appreciation (depreciation) on securities sold short....              -              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation)              -              -               -         (2,710)
                                                                    -------------- --------------  -------------- --------------
   NET ASSETS...................................................... $  509,885,021 $  103,483,229  $  149,282,894 $  196,443,890
                                                                    ============== ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.....................................................     38,988,459     10,220,997       8,421,702     17,035,271
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        13.08 $        10.12  $        17.73 $        11.53
                                                                    ============== ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $  393,606,932 $  102,543,535  $  126,789,984 $  163,818,448
                                                                    ============== ==============  ============== ==============
   Long-term investment securities (affiliated).................... $            - $            -  $            - $            -
                                                                    ============== ==============  ============== ==============
   Short-term investment securities (unaffiliated)................. $  116,491,843 $   19,278,239  $    6,496,101 $    1,761,917
                                                                    ============== ==============  ============== ==============
   Foreign cash.................................................... $    6,500,209 $            -  $            - $       39,214
                                                                    ============== ==============  ============== ==============
#Proceeds from securities sold short............................... $            - $            -  $            - $            -
                                                                    ============== ==============  ============== ==============
@Premiums received on options written.............................. $            - $            -  $            - $    3,067,572
                                                                    ============== ==============  ============== ==============
+Including securities on loan...................................... $   70,585,990 $   19,178,697  $    8,133,252 $            -
                                                                    ============== ==============  ============== ==============

                                                                       INFLATION    INTERNATIONAL  INTERNATIONAL   INTERNATIONAL
                                                                       PROTECTED      EQUITIES      GOVERNMENT       GROWTH I
                                                                         FUND           FUND         BOND FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+......... $   13,938,938  $1,050,011,894 $  128,476,791 $  651,059,929
Long-term investment securities, at value (affiliated)*+...........              -               -              -              -
Short-term investment securities, at value (unaffiliated)*.........      2,230,000     225,937,181              -    113,863,009
Repurchase agreements (cost equals market value)...................              -      30,204,000      2,559,000      2,167,000
                                                                    --------------  -------------- -------------- --------------
Total Investments..................................................     16,168,938   1,306,153,075    131,035,791    767,089,938
                                                                    --------------  -------------- -------------- --------------
Cash...............................................................            531          87,579             11          1,115
Foreign cash*......................................................              -       9,038,621      2,439,456      3,926,112
Receivable for-
   Fund shares sold................................................          6,332       1,725,585        123,318        455,074
   Dividends and interest..........................................        102,207       3,816,417      2,172,708      1,913,538
   Investments sold................................................              -      13,637,505      3,679,209      5,600,122
   Options written.................................................              -               -              -              -
Prepaid expenses and other assets..................................          2,728          10,551          5,530          7,134
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................          3,541               -              -         75,084
Variation margin on futures contracts..............................              -         307,696              -              -
Collateral received for securities loaned..........................              -       4,537,841              -      3,505,606
Unrealized appreciation on forward foreign currency contracts......              -               -         90,167              -
                                                                    --------------  -------------- -------------- --------------
TOTAL ASSETS.......................................................     16,284,277   1,339,314,870    139,546,190    782,573,723
                                                                    --------------  -------------- -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed............................................          5,651         109,483         27,128        290,652
   Investments purchased...........................................        501,777      12,930,605      3,477,279      2,495,364
   Interest on securities sold short...............................              -               -              -              -
   Investment advisory and management fees.........................          6,749         272,949         57,861        510,465
   Administrative service fee......................................            945          64,535          8,101         39,416
   Transfer agent fees and expenses................................            174           1,991            150            170
   Directors' fees and expenses....................................          1,478          87,755         47,576        127,196
   Other accrued expenses..........................................         45,680         434,478         91,566        292,968
   Line of credit..................................................              -               -              -              -
Variation margin on futures contracts..............................              -               -              -              -
Collateral upon return of securities loaned........................              -     228,367,230              -    110,543,615
Due to custodian...................................................              -               -              -              -
Due to custodian for foreign cash*.................................              -               -              -              -
Securities sold short, at value#...................................              -               -              -              -
Call and put options written, at value@............................              -               -              -              -
Unrealized depreciation on forward foreign currency contracts......              -               -         59,913              -
                                                                    --------------  -------------- -------------- --------------
TOTAL LIABILITIES..................................................        562,454     242,269,026      3,769,574    114,299,846
                                                                    --------------  -------------- -------------- --------------
NET ASSETS......................................................... $   15,721,823  $1,097,045,844 $  135,776,616 $  668,273,877
                                                                    ==============  ============== ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $       16,396  $      971,635 $      112,639 $      517,654
Additional paid-in capital.........................................     16,435,048     773,016,683    128,573,533    574,394,878
Accumulated undistributed net investment income (loss).............        301,847      21,010,291      3,390,638      4,226,999
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................       (552,064)     18,724,084      1,668,950    (56,706,900)
Unrealized appreciation (depreciation) on investments..............       (479,404)    280,189,869      1,994,278    145,850,704
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -       2,994,398              -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -         138,884         36,578         (6,861)
Unrealized appreciation (depreciation) on securities sold short....              -               -              -              -
Accrued capital gains tax on unrealized appreciation (depreciation)              -               -              -         (2,597)
                                                                    --------------  -------------- -------------- --------------
   NET ASSETS...................................................... $   15,721,823  $1,097,045,844 $  135,776,616 $  668,273,877
                                                                    ==============  ============== ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding.....................................................      1,639,601      97,163,515     11,263,944     51,765,438
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $         9.59  $        11.29 $        12.05 $        12.91
                                                                    ==============  ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated).................. $   14,418,342  $  769,822,025 $  126,482,513 $  505,209,225
                                                                    ==============  ============== ============== ==============
   Long-term investment securities (affiliated).................... $            -  $            - $            - $            -
                                                                    ==============  ============== ============== ==============
   Short-term investment securities (unaffiliated)................. $    2,230,000  $  225,937,181 $    2,559,000 $  113,863,009
                                                                    ==============  ============== ============== ==============
   Foreign cash.................................................... $            -  $    9,079,967 $    2,452,176 $    3,928,153
                                                                    ==============  ============== ============== ==============
#Proceeds from securities sold short............................... $            -  $            - $            - $            -
                                                                    ==============  ============== ============== ==============
@Premiums received on options written.............................. $            -  $            - $            - $            -
                                                                    ==============  ============== ============== ==============
+Including securities on loan...................................... $            -  $  219,007,599 $            - $  106,484,612
                                                                    ==============  ============== ============== ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------


                                                                           LARGE CAP     LARGE CAPITAL  MID CAP INDEX
                                                                           CORE FUND      GROWTH FUND       FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $   86,187,666  $  576,783,758  $3,002,516,282
Long-term investment securities, at value (affiliated)*+...............              -               -               -
Short-term investment securities, at value (unaffiliated)*.............      8,911,783      26,521,829     821,464,364
Repurchase agreements (cost equals market value).......................              -       5,070,000       9,947,000
                                                                        --------------  --------------  --------------
Total Investments......................................................     95,099,449     608,375,587   3,833,927,646
                                                                        --------------  --------------  --------------
Cash...................................................................              -           1,262         159,571
Foreign cash*..........................................................         33,408          51,737               -
Receivable for-
   Fund shares sold....................................................         87,097          26,917       2,523,541
   Dividends and interest..............................................        156,698         557,527       2,583,649
   Investments sold....................................................        142,974       9,471,991      63,932,211
   Options written.....................................................              -               -               -
Prepaid expenses and other assets......................................          8,354          16,816         111,431
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................         14,255               -               -
Variation margin on futures contracts..................................              -               -         325,500
Collateral received for securities loaned..............................              -      16,577,040      27,146,933
Unrealized appreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL ASSETS...........................................................     95,542,235     635,078,877   3,930,710,482
                                                                        --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................         43,224         259,628         849,419
   Investments purchased...............................................              -       4,633,281      76,484,081
   Interest on securities sold short...................................              -               -               -
   Investment advisory and management fees.............................         54,413         314,870         672,570
   Administrative service fee..........................................          5,441          34,439         176,481
   Transfer agent fees and expenses....................................            222             234           1,836
   Directors' fees and expenses........................................          8,153          24,651         463,572
   Other accrued expenses..............................................         77,911         105,194         396,233
   Line of credit......................................................              -               -               -
Variation margin on futures contracts..................................              -               -               -
Collateral upon return of securities loaned............................      7,101,783      42,831,869     779,671,001
Due to custodian.......................................................         64,933               -               -
Due to custodian for foreign cash*.....................................              -               -               -
Securities sold short, at value#.......................................              -               -               -
Call and put options written, at value@................................              -               -               -
Unrealized depreciation on forward foreign currency contracts..........              -               -               -
                                                                        --------------  --------------  --------------
TOTAL LIABILITIES......................................................      7,356,080      48,204,166     858,715,193
                                                                        --------------  --------------  --------------
NET ASSETS............................................................. $   88,186,155  $  586,874,711  $3,071,995,289
                                                                        ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $       74,050  $      473,942  $    1,154,166
Additional paid-in capital.............................................     72,933,869     494,807,296   2,146,793,273
Accumulated undistributed net investment income (loss).................        511,089       1,199,346      34,524,660
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................      2,039,629      (2,254,599)    174,814,394
Unrealized appreciation (depreciation) on investments..................     12,627,553      92,648,735     709,365,016
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -               -       5,343,780
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................            (35)             (9)              -
Unrealized appreciation (depreciation) on securities sold short........              -               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -               -
                                                                        --------------  --------------  --------------
   NET ASSETS.......................................................... $   88,186,155  $  586,874,711  $3,071,995,289
                                                                        ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.........................................................      7,404,999      47,394,242     115,416,575
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        11.91  $        12.38  $        26.62
                                                                        ==============  ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $   73,560,113  $  484,135,023  $2,293,151,266
                                                                        ==============  ==============  ==============
   Long-term investment securities (affiliated)........................ $            -  $            -  $            -
                                                                        ==============  ==============  ==============
   Short-term investment securities (unaffiliated)..................... $    8,911,783  $   26,521,829  $  821,464,364
                                                                        ==============  ==============  ==============
   Foreign cash........................................................ $       33,423  $       51,665  $            -
                                                                        ==============  ==============  ==============
#Proceeds from securities sold short................................... $            -  $            -  $            -
                                                                        ==============  ==============  ==============
@Premiums received on options written.................................. $            -  $            -  $            -
                                                                        ==============  ==============  ==============
+Including securities on loan.......................................... $    6,895,744  $   41,879,633  $  763,232,290
                                                                        ==============  ==============  ==============

                                                                           MID CAP         MONEY
                                                                          STRATEGIC       MARKET I     NASDAQ-100(R)
                                                                         GROWTH FUND        FUND        INDEX FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  327,297,692 $            - $   80,602,124
Long-term investment securities, at value (affiliated)*+...............              -              -              -
Short-term investment securities, at value (unaffiliated)*.............     70,760,892    518,342,461     11,542,667
Repurchase agreements (cost equals market value).......................              -      9,445,000      2,108,000
                                                                        -------------- -------------- --------------
Total Investments......................................................    398,058,584    527,787,461     94,252,791
                                                                        -------------- -------------- --------------
Cash...................................................................            905            569            682
Foreign cash*..........................................................        116,244              -              -
Receivable for-
   Fund shares sold....................................................        351,772      1,756,222         59,462
   Dividends and interest..............................................        243,009      2,164,974         54,990
   Investments sold....................................................              -              -              -
   Options written.....................................................              -              -              -
Prepaid expenses and other assets......................................          4,785         12,410          3,511
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................              -              -              -
Variation margin on futures contracts..................................              -              -         16,814
Collateral received for securities loaned..............................     12,959,021              -              -
Unrealized appreciation on forward foreign currency contracts..........              -              -              -
                                                                        -------------- -------------- --------------
TOTAL ASSETS...........................................................    411,734,320    531,721,636     94,388,250
                                                                        -------------- -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................         61,545        916,399         92,366
   Investments purchased...............................................      1,134,504     14,000,517        258,856
   Interest on securities sold short...................................              -              -              -
   Investment advisory and management fees.............................        187,403        173,121         28,195
   Administrative service fee..........................................         19,038         30,296          4,934
   Transfer agent fees and expenses....................................            534          2,803          1,443
   Directors' fees and expenses........................................          6,654        163,085         22,850
   Other accrued expenses..............................................        104,305         83,303         78,613
   Line of credit......................................................              -              -              -
Variation margin on futures contracts..................................              -              -              -
Collateral upon return of securities loaned............................     80,584,913              -     10,253,944
Due to custodian.......................................................              -              -              -
Due to custodian for foreign cash*.....................................              -              -              -
Securities sold short, at value#.......................................              -              -              -
Call and put options written, at value@................................              -              -              -
Unrealized depreciation on forward foreign currency contracts..........              -              -              -
                                                                        -------------- -------------- --------------
TOTAL LIABILITIES......................................................     82,098,896     15,369,524     10,741,201
                                                                        -------------- -------------- --------------
NET ASSETS............................................................. $  329,635,424 $  516,352,112 $   83,647,049
                                                                        ============== ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      233,171 $    5,163,521 $      156,778
Additional paid-in capital.............................................    275,549,856    511,188,591     61,859,094
Accumulated undistributed net investment income (loss).................         52,524              -         57,644
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................      6,657,152              -     (2,413,408)
Unrealized appreciation (depreciation) on investments..................     47,142,334              -     23,899,198
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -              -         87,743
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................            387              -              -
Unrealized appreciation (depreciation) on securities sold short........              -              -              -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -              -              -
                                                                        -------------- -------------- --------------
   NET ASSETS.......................................................... $  329,635,424 $  516,352,112 $   83,647,049
                                                                        ============== ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding.........................................................     23,317,148    516,352,112     15,677,818
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        14.14 $         1.00 $         5.34
                                                                        ============== ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  280,155,358 $            - $   56,702,926
                                                                        ============== ============== ==============
   Long-term investment securities (affiliated)........................ $            - $            - $            -
                                                                        ============== ============== ==============
   Short-term investment securities (unaffiliated)..................... $   70,760,892 $  518,342,461 $   11,542,667
                                                                        ============== ============== ==============
   Foreign cash........................................................ $      115,884 $            - $            -
                                                                        ============== ============== ==============
#Proceeds from securities sold short................................... $            - $            - $            -
                                                                        ============== ============== ==============
@Premiums received on options written.................................. $            - $            - $            -
                                                                        ============== ============== ==============
+Including securities on loan.......................................... $   78,928,669 $            - $   10,014,737
                                                                        ============== ============== ==============

                                                                           SCIENCE &        SMALL CAP
                                                                           TECHNOLOGY      AGGRESSIVE
                                                                              FUND         GROWTH FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $   938,991,798  $   51,584,536
Long-term investment securities, at value (affiliated)*+...............               -               -
Short-term investment securities, at value (unaffiliated)*.............      74,022,876      12,834,002
Repurchase agreements (cost equals market value).......................               -               -
                                                                        ---------------  --------------
Total Investments......................................................   1,013,014,674      64,418,538
                                                                        ---------------  --------------
Cash...................................................................       3,322,494               -
Foreign cash*..........................................................         304,195               -
Receivable for-
   Fund shares sold....................................................          97,147          71,030
   Dividends and interest..............................................         934,907           7,380
   Investments sold....................................................      11,398,487         631,463
   Options written.....................................................               -               -
Prepaid expenses and other assets......................................          78,709           6,260
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................               -          23,026
Variation margin on futures contracts..................................               -               -
Collateral received for securities loaned..............................       8,509,432         398,221
Unrealized appreciation on forward foreign currency contracts..........               -               -
                                                                        ---------------  --------------
TOTAL ASSETS...........................................................   1,037,660,045      65,555,918
                                                                        ---------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................         502,155          17,671
   Investments purchased...............................................      16,580,509         343,848
   Interest on securities sold short...................................               -               -
   Investment advisory and management fees.............................         707,856          36,128
   Administrative service fee..........................................          56,545           2,975
   Transfer agent fees and expenses....................................           1,680             222
   Directors' fees and expenses........................................         377,859           2,766
   Other accrued expenses..............................................         248,609          44,657
   Line of credit......................................................               -               -
Variation margin on futures contracts..................................               -               -
Collateral upon return of securities loaned............................      53,482,304      13,179,223
Due to custodian.......................................................               -          17,204
Due to custodian for foreign cash*.....................................               -               -
Securities sold short, at value#.......................................               -               -
Call and put options written, at value@................................          52,530               -
Unrealized depreciation on forward foreign currency contracts..........               -               -
                                                                        ---------------  --------------
TOTAL LIABILITIES......................................................      72,010,047      13,644,694
                                                                        ---------------  --------------
NET ASSETS............................................................. $   965,649,998  $   51,911,224
                                                                        ===============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $       706,299  $       44,343
Additional paid-in capital.............................................   2,413,476,616      46,355,330
Accumulated undistributed net investment income (loss).................        (843,940)         11,450
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................  (1,547,843,517)        (72,951)
Unrealized appreciation (depreciation) on investments..................     100,202,727       5,573,052
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................         (37,409)              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................         (10,778)              -
Unrealized appreciation (depreciation) on securities sold short........               -               -
Accrued capital gains tax on unrealized appreciation (depreciation)....               -               -
                                                                        ---------------  --------------
   NET ASSETS.......................................................... $   965,649,998  $   51,911,224
                                                                        ===============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................   1,000,000,000   1,000,000,000
   Outstanding.........................................................      70,629,876       4,434,275
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $         13.67  $        11.71
                                                                        ===============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $   838,789,071  $   46,011,484
                                                                        ===============  ==============
   Long-term investment securities (affiliated)........................ $             -  $            -
                                                                        ===============  ==============
   Short-term investment securities (unaffiliated)..................... $    74,022,876  $   12,834,002
                                                                        ===============  ==============
   Foreign cash........................................................ $       303,810  $            -
                                                                        ===============  ==============
#Proceeds from securities sold short................................... $             -  $            -
                                                                        ===============  ==============
@Premiums received on options written.................................. $        15,121  $            -
                                                                        ===============  ==============
+Including securities on loan.......................................... $    53,671,401  $   12,920,060
                                                                        ===============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                                         SMALL CAP
                                                                           SMALL CAP      SMALL CAP    SPECIAL VALUES
                                                                             FUND         INDEX FUND        FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  546,959,912  $1,169,264,629 $  381,825,900
Long-term investment securities, at value (affiliated)*+...............              -               -              -
Short-term investment securities, at value (unaffiliated)*.............    143,489,093     355,781,012     99,757,260
Repurchase agreements (cost equals market value).......................        947,000       1,498,000        928,000
                                                                        --------------  -------------- --------------
Total Investments......................................................    691,396,005   1,526,543,641    482,511,160
                                                                        --------------  -------------- --------------
Cash...................................................................              -             186          1,051
Foreign cash*..........................................................          7,190               -              -
Receivable for-
   Fund shares sold....................................................         73,204       1,269,830         88,149
   Dividends and interest..............................................        266,750         739,932        440,951
   Investments sold....................................................      4,737,952          37,272      2,525,922
   Options written.....................................................              -               -              -
Prepaid expenses and other assets......................................         11,607          10,853         21,184
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................         27,057               -              -
Variation margin on futures contracts..................................              -         229,688              -
Collateral received for securities loaned..............................      2,841,523       1,593,734          6,299
Unrealized appreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL ASSETS...........................................................    699,361,288   1,530,425,136    485,594,716
                                                                        --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        345,078         333,573        220,603
   Investments purchased...............................................      3,633,715               -      2,318,136
   Interest on securities sold short...................................              -               -              -
   Investment advisory and management fees.............................        402,706         295,677        242,062
   Administrative service fee..........................................         32,450          70,899         22,592
   Transfer agent fees and expenses....................................            227           1,615            222
   Directors' fees and expenses........................................        192,716         148,245         14,695
   Other accrued expenses..............................................        152,873         320,002        112,405
   Line of credit......................................................              -               -              -
Variation margin on futures contracts..................................              -               -              -
Collateral upon return of securities loaned............................    141,005,405     310,427,659     95,846,559
Due to custodian.......................................................        276,776               -              -
Due to custodian for foreign cash*.....................................              -               -              -
Securities sold short, at value#.......................................              -               -              -
Call and put options written, at value@................................              -               -              -
Unrealized depreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL LIABILITIES......................................................    146,041,946     311,597,670     98,777,274
                                                                        --------------  -------------- --------------
NET ASSETS............................................................. $  553,319,342  $1,218,827,466 $  386,817,442
                                                                        ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      418,631  $      627,856 $      306,467
Additional paid-in capital.............................................    401,755,947     884,632,881    326,499,140
Accumulated undistributed net investment income (loss).................        158,916      13,317,294      2,179,168
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................     51,442,762      80,750,942     14,335,988
Unrealized appreciation (depreciation) on investments..................     99,543,125     236,832,998     43,496,679
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -       2,665,495              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................            (39)              -              -
Unrealized appreciation (depreciation) on securities sold short........              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -              -
                                                                        --------------  -------------- --------------
   NET ASSETS.......................................................... $  553,319,342  $1,218,827,466 $  386,817,442
                                                                        ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.........................................................     41,863,112      62,785,621     30,646,749
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        13.22  $        19.41 $        12.62
                                                                        ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  447,416,787  $  932,431,631 $  338,329,221
                                                                        ==============  ============== ==============
   Long-term investment securities (affiliated)........................ $            -  $            - $            -
                                                                        ==============  ============== ==============
   Short-term investment securities (unaffiliated)..................... $  143,489,093  $  355,781,012 $   99,757,260
                                                                        ==============  ============== ==============
   Foreign cash........................................................ $        7,229  $            - $            -
                                                                        ==============  ============== ==============
#Proceeds from securities sold short................................... $            -  $            - $            -
                                                                        ==============  ============== ==============
@Premiums received on options written.................................. $            -  $            - $            -
                                                                        ==============  ============== ==============
+Including securities on loan.......................................... $  138,022,562  $  303,203,859 $   93,679,042
                                                                        ==============  ============== ==============

                                                                           SMALL CAP       SOCIAL
                                                                           STRATEGIC      AWARENESS     STOCK INDEX
                                                                          GROWTH FUND       FUND           FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $  161,233,169  $  424,308,389 $5,210,887,834
Long-term investment securities, at value (affiliated)*+...............              -               -     72,614,892
Short-term investment securities, at value (unaffiliated)*.............     42,410,044      50,469,095    316,393,443
Repurchase agreements (cost equals market value).......................              -       7,099,000     13,889,000
                                                                        --------------  -------------- --------------
Total Investments......................................................    203,643,213     481,876,484  5,613,785,169
                                                                        --------------  -------------- --------------
Cash...................................................................            761             404              -
Foreign cash*..........................................................              -               -              -
Receivable for-
   Fund shares sold....................................................         27,938         185,345      2,209,091
   Dividends and interest..............................................         27,351         626,707     10,065,196
   Investments sold....................................................      9,904,219               -      1,157,598
   Options written.....................................................              -               -              -
Prepaid expenses and other assets......................................         10,234          78,417        324,388
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................          7,376               -              -
Variation margin on futures contracts..................................          4,000               -              -
Collateral received for securities loaned..............................              -       6,403,567     52,141,961
Unrealized appreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL ASSETS...........................................................    213,625,092     489,170,924  5,679,683,403
                                                                        --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        159,958         143,771        942,285
   Investments purchased...............................................      9,554,675               -     11,429,361
   Interest on securities sold short...................................              -               -              -
   Investment advisory and management fees.............................        115,414         195,523      1,052,075
   Administrative service fee..........................................          9,505          27,373        312,612
   Transfer agent fees and expenses....................................            222             227          2,566
   Directors' fees and expenses........................................          8,090         117,509      1,278,260
   Other accrued expenses..............................................         68,124          86,435        699,107
   Line of credit......................................................              -               -              -
Variation margin on futures contracts..................................              -          24,700         18,622
Collateral upon return of securities loaned............................     40,763,596      20,416,126    345,869,832
Due to custodian.......................................................              -               -      1,157,002
Due to custodian for foreign cash*.....................................              -               -              -
Securities sold short, at value#.......................................              -               -              -
Call and put options written, at value@................................              -               -              -
Unrealized depreciation on forward foreign currency contracts..........              -               -              -
                                                                        --------------  -------------- --------------
TOTAL LIABILITIES......................................................     50,679,584      21,011,664    362,761,722
                                                                        --------------  -------------- --------------
NET ASSETS............................................................. $  162,945,508  $  468,159,260 $5,316,921,681
                                                                        ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      139,867  $      193,083 $    1,335,756
Additional paid-in capital.............................................    145,742,427     372,942,440  2,776,952,321
Accumulated undistributed net investment income (loss).................         39,525       5,397,346     78,366,842
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................       (680,901)     43,832,490    221,674,011
Unrealized appreciation (depreciation) on investments..................     17,670,829      43,620,601  2,238,263,776
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................         33,761       2,173,300        328,975
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................              -               -              -
Unrealized appreciation (depreciation) on securities sold short........              -               -              -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -              -
                                                                        --------------  -------------- --------------
   NET ASSETS.......................................................... $  162,945,508  $  468,159,260 $5,316,921,681
                                                                        ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.........................................................     13,986,727      19,308,327    133,575,598
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        11.65  $        24.25 $        39.80
                                                                        ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  143,562,340  $  380,687,788 $3,009,151,299
                                                                        ==============  ============== ==============
   Long-term investment securities (affiliated)........................ $            -  $            - $   36,087,651
                                                                        ==============  ============== ==============
   Short-term investment securities (unaffiliated)..................... $   42,410,044  $   50,469,095 $  316,393,443
                                                                        ==============  ============== ==============
   Foreign cash........................................................ $            -  $            - $            -
                                                                        ==============  ============== ==============
#Proceeds from securities sold short................................... $            -  $            - $            -
                                                                        ==============  ============== ==============
@Premiums received on options written.................................. $            -  $            - $            -
                                                                        ==============  ============== ==============
+Including securities on loan.......................................... $   40,158,968  $   20,051,764 $  337,862,774
                                                                        ==============  ============== ==============

                                                                          VALIC ULTRA
                                                                             FUND         VALUE FUND
------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*+............. $1,015,726,194  $   80,142,524
Long-term investment securities, at value (affiliated)*+...............              -               -
Short-term investment securities, at value (unaffiliated)*.............     83,452,787               -
Repurchase agreements (cost equals market value).......................              -       9,201,000
                                                                        --------------  --------------
Total Investments......................................................  1,099,178,981      89,343,524
                                                                        --------------  --------------
Cash...................................................................            639               -
Foreign cash*..........................................................             55               -
Receivable for-
   Fund shares sold....................................................        106,390         304,156
   Dividends and interest..............................................        949,481         218,009
   Investments sold....................................................     10,054,894         773,809
   Options written.....................................................              -               -
Prepaid expenses and other assets......................................          4,710           3,353
Due from investment adviser for expense reimbursements/fee
 waivers...............................................................              -               -
Variation margin on futures contracts..................................              -               -
Collateral received for securities loaned..............................     19,057,791               -
Unrealized appreciation on forward foreign currency contracts..........          9,105               -
                                                                        --------------  --------------
TOTAL ASSETS...........................................................  1,129,362,046      90,642,851
                                                                        --------------  --------------
LIABILITIES:
Payable for-
   Fund shares redeemed................................................        972,547          38,307
   Investments purchased...............................................     10,330,059         687,753
   Interest on securities sold short...................................              -               -
   Investment advisory and management fees.............................        710,662          53,921
   Administrative service fee..........................................         60,195           4,839
   Transfer agent fees and expenses....................................            295               3
   Directors' fees and expenses........................................        168,183          15,963
   Other accrued expenses..............................................        175,609          63,875
   Line of credit......................................................              -               -
Variation margin on futures contracts..................................              -               -
Collateral upon return of securities loaned............................     91,410,578               -
Due to custodian.......................................................              -          37,793
Due to custodian for foreign cash*.....................................              -               -
Securities sold short, at value#.......................................              -               -
Call and put options written, at value@................................              -               -
Unrealized depreciation on forward foreign currency contracts..........         32,860               -
                                                                        --------------  --------------
TOTAL LIABILITIES......................................................    103,860,988         902,454
                                                                        --------------  --------------
NET ASSETS............................................................. $1,025,501,058  $   89,740,397
                                                                        ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share......................... $      999,838  $       66,907
Additional paid-in capital.............................................  1,226,154,168      70,390,459
Accumulated undistributed net investment income (loss).................       (458,871)        372,287
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions..........................................................   (345,909,790)      7,476,674
Unrealized appreciation (depreciation) on investments..................    144,744,110      11,434,070
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts.....................................................              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...........................................................        (28,397)              -
Unrealized appreciation (depreciation) on securities sold short........              -               -
Accrued capital gains tax on unrealized appreciation (depreciation)....              -               -
                                                                        --------------  --------------
   NET ASSETS.......................................................... $1,025,501,058  $   89,740,397
                                                                        ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..............................  1,000,000,000   1,000,000,000
   Outstanding.........................................................     99,983,781       6,690,704
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.............................................................. $        10.26  $        13.41
                                                                        ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)...................... $  870,982,084  $   68,708,454
                                                                        ==============  ==============
   Long-term investment securities (affiliated)........................ $            -  $            -
                                                                        ==============  ==============
   Short-term investment securities (unaffiliated)..................... $   83,452,787  $            -
                                                                        ==============  ==============
   Foreign cash........................................................ $           55  $            -
                                                                        ==============  ==============
#Proceeds from securities sold short................................... $            -  $            -
                                                                        ==============  ==============
@Premiums received on options written.................................. $            -  $            -
                                                                        ==============  ==============
+Including securities on loan.......................................... $   90,278,893  $            -
                                                                        ==============  ==============

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2007
--------------------------------------------------------------------------------

                                                                                                    BROAD
                                                                          ASSET      BLUE CHIP    CAP VALUE    CAPITAL
                                                                        ALLOCATION    GROWTH       INCOME    CONSERVATION
                                                                           FUND        FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 2,050,670  $ 1,102,638  $  653,518  $         -
Dividends (affiliated)................................................           -            -           -            -
Securities lending income.............................................           -       16,009           -       38,066
Interest (unaffiliated)...............................................   3,933,651          150      15,653   11,384,720
                                                                       -----------  -----------  ----------  -----------
   Total investment income*...........................................   5,984,321    1,118,797     669,171   11,422,786
                                                                       -----------  -----------  ----------  -----------
EXPENSES:
Investment advisory and management fees...............................     839,914      683,233     199,137    1,028,182
Administrative service fee............................................     117,588       59,783      19,914      143,946
Transfer agent fees and expenses......................................       1,302        1,302       1,029        1,302
Registration fees.....................................................       2,000        2,000           -        2,000
Custodian fees........................................................     112,955       33,389      31,294       88,407
Reports to shareholders...............................................      35,551       16,975       4,652       46,689
Audit and tax fees....................................................      30,104       26,032      30,316       28,636
Legal fees............................................................       7,030        7,067       2,778        8,186
Directors' fees and expenses..........................................      12,864        5,933       2,127       16,479
Interest expense......................................................         482            -           -          969
Other expenses........................................................      10,030       12,083       7,820        8,812
                                                                       -----------  -----------  ----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   1,169,820      847,797     299,067    1,373,608
                                                                       -----------  -----------  ----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -      (25,166)    (57,258)           -
   Fees paid indirectly (Note 8)......................................      (4,829)      (2,073)          -            -
                                                                       -----------  -----------  ----------  -----------
   Net expenses.......................................................   1,164,991      820,558     241,809    1,373,608
                                                                       -----------  -----------  ----------  -----------
Net investment income (loss)..........................................   4,819,330      298,239     427,362   10,049,178
                                                                       -----------  -----------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............   7,857,987    1,993,926     845,116    1,253,358
  Net realized gain (loss) on investments (affiliated)................           -            -           -            -
  Net realized gain (loss) on securities sold short...................      (5,548)           -           -        3,619
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................   1,604,275            -           -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -       (6,600)     (3,179)           -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -           -            -
  Net increase from payment by affiliates (Note 4)....................           -            -           -            -
                                                                       -----------  -----------  ----------  -----------
Net realized gain (loss) on investments and foreign currencies........   9,456,714    1,987,326     841,937    1,256,977
                                                                       -----------  -----------  ----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  12,528,608   15,398,159   5,131,417    1,851,677
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -           -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................   1,227,390            -           -            -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................      39,376           81        (749)           -
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................           -            -           -        6,210
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................           -            -           -            -
                                                                       -----------  -----------  ----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  13,795,374   15,398,240   5,130,668    1,857,887
                                                                       -----------  -----------  ----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  23,252,088   17,385,566   5,972,605    3,114,864
                                                                       -----------  -----------  ----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $28,071,418  $17,683,805  $6,399,967  $13,164,042
                                                                       ===========  ===========  ==========  ===========
*Net of foreign withholding taxes on interest and dividends of........ $     3,453  $    20,754  $    1,318  $    13,366
                                                                       -----------  -----------  ----------  -----------
**Net of foreign withholding taxes on capital gains of................ $         -  $         -  $        -  $         -
                                                                       -----------  -----------  ----------  -----------


                                                                       CORE EQUITY   CORE VALUE  FOREIGN VALUE GLOBAL EQUITY
                                                                          FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 7,346,364  $ 5,662,513  $ 20,635,084  $  9,615,996
Dividends (affiliated)................................................           -            -             -             -
Securities lending income.............................................       4,563        1,148       317,564       102,316
Interest (unaffiliated)...............................................     329,476       74,706     3,501,658       272,559
                                                                       -----------  -----------  ------------  ------------
   Total investment income*...........................................   7,680,403    5,738,367    24,454,306     9,990,871
                                                                       -----------  -----------  ------------  ------------
EXPENSES:
Investment advisory and management fees...............................   3,518,560    1,814,300     5,470,905     3,338,450
Administrative service fee............................................     316,732      164,936       566,295       295,976
Transfer agent fees and expenses......................................       1,632        1,302         1,029         1,450
Registration fees.....................................................       2,000        2,000             -             -
Custodian fees........................................................      53,027       75,283       593,529       217,376
Reports to shareholders...............................................      89,554       46,227       137,354        75,832
Audit and tax fees....................................................      24,333       24,309        42,079        42,079
Legal fees............................................................      10,003        7,257        13,722         8,802
Directors' fees and expenses..........................................      36,544       18,075        58,842        32,810
Interest expense......................................................      19,126        4,149        34,133         4,872
Other expenses........................................................      17,230       11,824        13,437        10,083
                                                                       -----------  -----------  ------------  ------------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   4,088,741    2,169,662     6,931,325     4,027,730
                                                                       -----------  -----------  ------------  ------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................    (242,707)    (213,987)            -             -
   Fees paid indirectly (Note 8)......................................     (21,802)           -             -       (56,369)
                                                                       -----------  -----------  ------------  ------------
   Net expenses.......................................................   3,824,232    1,955,675     6,931,325     3,971,361
                                                                       -----------  -----------  ------------  ------------
Net investment income (loss)..........................................   3,856,171    3,782,692    17,522,981     6,019,510
                                                                       -----------  -----------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............  65,684,906   10,955,689    31,802,180    21,599,700
  Net realized gain (loss) on investments (affiliated)................           -            -             -             -
  Net realized gain (loss) on securities sold short...................           -            -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................      (3,718)           -             -       390,177
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................         (59)          (5)       17,344     4,850,664
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................       2,746            -             -             -
  Net increase from payment by affiliates (Note 4)....................           -            -             -             -
                                                                       -----------  -----------  ------------  ------------
Net realized gain (loss) on investments and foreign currencies........  65,683,875   10,955,684    31,819,524    26,840,541
                                                                       -----------  -----------  ------------  ------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................   8,768,676   39,123,009   127,721,444    78,873,760
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................     (38,037)      10,366             -       141,057
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................           -            -        31,345     2,093,801
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................           -            -             -             -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................           -            -       (27,959)            -
                                                                       -----------  -----------  ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies......   8,730,639   39,133,375   127,724,830    81,108,618
                                                                       -----------  -----------  ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  74,414,514   50,089,059   159,544,354   107,949,159
                                                                       -----------  -----------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $78,270,685  $53,871,751  $177,067,335  $113,968,669
                                                                       ===========  ===========  ============  ============
*Net of foreign withholding taxes on interest and dividends of........ $    41,843  $    41,573  $  1,616,928  $    661,724
                                                                       -----------  -----------  ------------  ------------
**Net of foreign withholding taxes on capital gains of................ $         -  $         -  $     27,959  $          -
                                                                       -----------  -----------  ------------  ------------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                         GLOBAL     GOVERNMENT    GROWTH &      HEALTH
                                                                        STRATEGY    SECURITIES     INCOME      SCIENCES
                                                                          FUND         FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 7,236,806 $         -  $ 2,710,407  $ 1,113,309
Dividends (affiliated)................................................           -           -            -            -
Securities lending income.............................................     118,445      12,286       10,617            -
Interest (unaffiliated)...............................................   7,075,273   5,364,212      203,700        1,027
                                                                       ----------- -----------  -----------  -----------
   Total investment income*...........................................  14,430,524   5,376,498    2,924,724    1,114,336
                                                                       ----------- -----------  -----------  -----------
EXPENSES:
Investment advisory and management fees...............................   2,175,095     550,140    1,082,579    1,853,738
Administrative service fee............................................     304,513      77,020      101,041      129,762
Transfer agent fees and expenses......................................       1,029       1,632        1,302        1,302
Registration fees.....................................................           -       2,000        2,000        2,000
Custodian fees........................................................     417,232      28,566       27,616       84,228
Reports to shareholders...............................................      76,391      24,588       26,408       38,651
Audit and tax fees....................................................      42,079      28,634       24,301       24,474
Legal fees............................................................       8,833       6,401        6,779        7,823
Directors' fees and expenses..........................................      33,290       9,104       11,337       14,361
Interest expense......................................................      32,771       1,833          369          178
Other expenses........................................................      10,268       4,433        7,974       10,304
                                                                       ----------- -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   3,101,501     734,351    1,291,706    2,166,821
                                                                       ----------- -----------  -----------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -           -      (64,783)           -
   Fees paid indirectly (Note 8)......................................           -           -      (23,890)     (10,316)
                                                                       ----------- -----------  -----------  -----------
   Net expenses.......................................................   3,101,501     734,351    1,203,033    2,156,505
                                                                       ----------- -----------  -----------  -----------
Net investment income (loss)..........................................  11,329,023   4,642,147    1,721,691   (1,042,169)
                                                                       ----------- -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............   9,296,780  (1,523,593)  16,608,389   14,957,651
  Net realized gain (loss) on investments (affiliated)................           -           -            -            -
  Net realized gain (loss) on securities sold short...................           -           -            -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -           -            -    2,937,295
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................     978,764           -          674      (38,440)
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -           -            -            -
  Net increase from payment by affiliates (Note 4)....................           -           -            -            -
                                                                       ----------- -----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies........  10,275,544  (1,523,593)  16,609,063   17,856,506
                                                                       ----------- -----------  -----------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  64,827,147   2,562,455    9,689,330   21,795,251
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -           -            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -           -            -      426,001
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................     839,587           -            -       (1,308)
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................           -           -            -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................           -           -            -       (2,710)
                                                                       ----------- -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  65,666,734   2,562,455    9,689,330   22,217,234
                                                                       ----------- -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  75,942,278   1,038,862   26,298,393   40,073,740
                                                                       ----------- -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $87,271,301 $ 5,681,009  $28,020,084  $39,031,571
                                                                       =========== ===========  ===========  ===========
*Net of foreign withholding taxes on interest and dividends of........ $   650,568 $         -  $     7,950  $    37,085
                                                                       ----------- -----------  -----------  -----------
**Net of foreign withholding taxes on capital gains of................ $         - $         -  $         -  $     2,710
                                                                       ----------- -----------  -----------  -----------

                                                                       INFLATION  INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                                                       PROTECTED    EQUITIES     GOVERNMENT     GROWTH I
                                                                         FUND         FUND        BOND FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $       -  $ 25,174,278   $    15,000  $ 11,829,655
Dividends (affiliated)................................................         -             -             -             -
Securities lending income.............................................         -       880,551             -       281,755
Interest (unaffiliated)...............................................   751,849     1,784,373     6,438,268       483,676
                                                                       ---------  ------------   -----------  ------------
   Total investment income*...........................................   751,849    27,839,202     6,453,268    12,595,086
                                                                       ---------  ------------   -----------  ------------
EXPENSES:
Investment advisory and management fees...............................    80,819     2,859,410       679,693     5,231,313
Administrative service fee............................................    11,315       660,635        95,157       400,073
Transfer agent fees and expenses......................................       960        10,900           678           972
Registration fees.....................................................     2,000         2,000         2,000         2,000
Custodian fees........................................................    29,173       840,377        98,441       481,015
Reports to shareholders...............................................     3,563       211,087        25,855       118,030
Audit and tax fees....................................................    33,129        41,911        29,868        39,094
Legal fees............................................................     3,831        20,387         6,858        10,666
Directors' fees and expenses..........................................     1,375        69,217        10,811        41,831
Interest expense......................................................         -             -           237         6,409
Other expenses........................................................     2,957        27,102         5,904        15,639
                                                                       ---------  ------------   -----------  ------------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly..........................................   169,122     4,743,026       955,502     6,347,042
                                                                       ---------  ------------   -----------  ------------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................   (64,056)            -             -      (574,560)
   Fees paid indirectly (Note 8)......................................         -             -             -           (68)
                                                                       ---------  ------------   -----------  ------------
   Net expenses.......................................................   105,066     4,743,026       955,502     5,772,414
                                                                       ---------  ------------   -----------  ------------
Net investment income (loss)..........................................   646,783    23,096,176     5,497,766     6,822,672
                                                                       ---------  ------------   -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............  (515,205)   19,453,533     2,456,886    71,319,509
  Net realized gain (loss) on investments (affiliated)................         -             -             -             -
  Net realized gain (loss) on securities sold short...................         -             -             -             -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................         -     4,379,787             -             -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................         -      (738,318)       50,384      (290,414)
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................         -             -       (14,424)            -
  Net increase from payment by affiliates (Note 4)....................         -             -        14,424             -
                                                                       ---------  ------------   -----------  ------------
Net realized gain (loss) on investments and foreign currencies........  (515,205)   23,095,002     2,507,270    71,029,095
                                                                       ---------  ------------   -----------  ------------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................   396,779   158,949,140     2,026,273    63,112,987
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................         -             -             -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................         -     4,425,965             -             -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities.............................................         -       (26,097)      (21,794)      (56,600)
  Change in unrealized appreciation (depreciation) on securities
   sold short.........................................................         -             -             -             -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................         -             -             -        (2,597)
                                                                       ---------  ------------   -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies......   396,779   163,349,008     2,004,479    63,053,790
                                                                       ---------  ------------   -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  (118,426)  186,444,010     4,511,749   134,082,885
                                                                       ---------  ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $ 528,357  $209,540,186   $10,009,515  $140,905,557
                                                                       =========  ============   ===========  ============
*Net of foreign withholding taxes on interest and dividends of........ $       -  $  2,197,825   $    13,650  $  1,291,200
                                                                       ---------  ------------   -----------  ------------
**Net of foreign withholding taxes on capital gains of................ $       -  $          -   $         -  $      3,979
                                                                       ---------  ------------   -----------  ------------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                                                  MID CAP
                                                                        LARGE CAP   LARGE CAPITAL MID CAP INDEX  STRATEGIC
                                                                        CORE FUND    GROWTH FUND      FUND      GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $ 2,279,063  $  6,171,781  $ 38,673,868  $ 2,040,862
Dividends (affiliated)................................................           -             -             -            -
Securities lending income.............................................       4,680        27,061       743,798      166,947
Interest (unaffiliated)...............................................      72,458       666,092     3,456,723      434,800
                                                                       -----------  ------------  ------------  -----------
   Total investment income*...........................................   2,356,201     6,864,934    42,874,389    2,642,609
                                                                       -----------  ------------  ------------  -----------
EXPENSES:
Investment advisory and management fees...............................     824,442     3,726,134     6,977,228    2,195,367
Administrative service fee............................................      82,444       407,546     1,813,676      222,963
Transfer agent fees and expenses......................................       1,029         1,383        10,909        1,683
Registration fees.....................................................           -             -         2,000            -
Custodian fees........................................................      62,982        74,524       247,895       80,698
Reports to shareholders...............................................      22,022       106,943       549,975       57,719
Audit and tax fees....................................................      30,316        31,282        26,815       40,212
Legal fees............................................................       4,883        11,074        44,188        7,315
Directors' fees and expenses..........................................      13,189        47,258       192,237       18,755
Interest expense......................................................      17,312         3,877             -          862
Other expenses........................................................       8,450        10,313       104,057        8,680
                                                                       -----------  ------------  ------------  -----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................   1,067,069     4,420,334     9,968,980    2,634,254
                                                                       -----------  ------------  ------------  -----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................     (66,191)            -             -            -
   Fees paid indirectly (Note 8)......................................      (8,399)      (47,458)            -      (15,687)
                                                                       -----------  ------------  ------------  -----------
   Net expenses.......................................................     992,479     4,372,876     9,968,980    2,618,567
                                                                       -----------  ------------  ------------  -----------
Net investment income (loss)..........................................   1,363,722     2,492,058    32,905,409       24,042
                                                                       -----------  ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............   2,046,675     5,788,683   180,799,937   10,740,844
  Net realized gain (loss) on investments (affiliated)................           -             -             -            -
  Net realized gain (loss) on securities sold short...................           -             -             -            -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -             -     5,196,041            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................       1,547          (487)            -        2,573
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -             -             -            -
  Net increase from payment by affiliates (Note 4)....................           -             -             -            -
                                                                       -----------  ------------  ------------  -----------
Net realized gain (loss) on investments and foreign currencies........   2,048,222     5,788,196   185,995,978   10,743,417
                                                                       -----------  ------------  ------------  -----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................  13,858,769    91,785,594   293,172,222   45,146,158
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -             -             -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -             -     6,197,265            -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................         (54)       65,158             -          387
  Change in unrealized appreciation (depreciation) on securities sold
   short..............................................................           -             -             -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................           -             -             -            -
                                                                       -----------  ------------  ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......  13,858,715    91,850,752   299,369,487   45,146,545
                                                                       -----------  ------------  ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................  15,906,937    97,638,948   485,365,465   55,889,962
                                                                       -----------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $17,270,659  $100,131,006  $518,270,874  $55,914,004
                                                                       ===========  ============  ============  ===========
*Net of foreign withholding taxes on interest and dividends of........ $     1,657  $     32,015  $          -  $    17,966
                                                                       -----------  ------------  ------------  -----------
**Net of foreign withholding taxes on capital gains of................ $         -  $          -  $          -  $         -
                                                                       -----------  ------------  ------------  -----------

                                                                         MONEY                    SCIENCE &     SMALL CAP
                                                                        MARKET I   NASDAQ-100(R)  TECHNOLOGY   AGGRESSIVE
                                                                          FUND      INDEX FUND       FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).............................................. $         -  $   424,561  $  5,566,609  $   39,994
Dividends (affiliated)................................................           -            -             -           -
Securities lending income.............................................           -       19,453       101,614      33,448
Interest (unaffiliated)...............................................  25,459,775      143,568       465,477      15,143
                                                                       -----------  -----------  ------------  ----------
   Total investment income*...........................................  25,459,775      587,582     6,133,700      88,585
                                                                       -----------  -----------  ------------  ----------
EXPENSES:
Investment advisory and management fees...............................   1,915,975      331,360     8,479,688     433,993
Administrative service fee............................................     335,296       57,988       677,739      35,741
Transfer agent fees and expenses......................................      13,180        7,781         8,416       1,029
Registration fees.....................................................       1,040        2,000         2,000           -
Custodian fees........................................................      40,534       29,538       291,203      30,793
Reports to shareholders...............................................      96,122       16,724       328,969      21,929
Audit and tax fees....................................................      24,038       24,464        26,677      30,316
Legal fees............................................................      10,099        7,117        15,336      20,496
Directors' fees and expenses..........................................      36,008        6,466        80,006       4,690
Interest expense......................................................           -            -         7,816       2,129
Other expenses........................................................       7,780       39,122        30,709       6,879
                                                                       -----------  -----------  ------------  ----------
   Total expenses before fee waivers, expense reimbursements, and
    fees paid indirectly..............................................   2,480,072      522,560     9,948,559     587,995
                                                                       -----------  -----------  ------------  ----------
   Fees waived and expenses reimbursed by investment adviser
    (Note 4)..........................................................           -            -             -     (77,415)
   Fees paid indirectly (Note 8)......................................           -            -      (191,217)     (7,705)
                                                                       -----------  -----------  ------------  ----------
   Net expenses.......................................................   2,480,072      522,560     9,757,342     502,875
                                                                       -----------  -----------  ------------  ----------
Net investment income (loss)..........................................  22,979,703       65,022    (3,623,642)   (414,290)
                                                                       -----------  -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**............           -    6,049,202    42,993,998     353,098
  Net realized gain (loss) on investments (affiliated)................           -            -             -           -
  Net realized gain (loss) on securities sold short...................           -            -             -           -
  Net realized gain (loss) on futures contracts and written options
   contracts..........................................................           -      142,415        64,194           -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities........................................................           -            -      (576,238)          -
  Net realized gain (loss) on disposal of investments in violation of
   investments restrictions (Note 4)..................................           -            -             -           -
  Net increase from payment by affiliates (Note 4)....................           -            -             -           -
                                                                       -----------  -----------  ------------  ----------
Net realized gain (loss) on investments and foreign currencies........           -    6,191,617    42,481,954     353,098
                                                                       -----------  -----------  ------------  ----------
  Change in unrealized appreciation (depreciation) on investments
   (unaffiliated).....................................................           -    9,829,044   125,704,387   6,163,840
  Change in unrealized appreciation (depreciation) on investments
   (affiliated).......................................................           -            -             -           -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts............................           -      134,231        44,943           -
  Change in unrealized foreign exchange gain (loss) on other assets
   and liabilities....................................................           -            -       (11,778)          -
  Change in unrealized appreciation (depreciation) on securities sold
   short..............................................................           -            -             -           -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation).....................................................           -            -             -           -
                                                                       -----------  -----------  ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies......           -    9,963,275   125,737,552   6,163,840
                                                                       -----------  -----------  ------------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies...........................................................           -   16,154,892   168,219,506   6,516,938
                                                                       -----------  -----------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $22,979,703  $16,219,914  $164,595,864  $6,102,648
                                                                       ===========  ===========  ============  ==========
*Net of foreign withholding taxes on interest and dividends of........ $         -  $     2,925  $    249,083  $        -
                                                                       -----------  -----------  ------------  ----------
**Net of foreign withholding taxes on capital gains of................ $         -  $         -  $          -  $        -
                                                                       -----------  -----------  ------------  ----------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                                SMALL CAP     SMALL CAP
                                                                     SMALL CAP    SMALL CAP   SPECIAL VALUES  STRATEGIC
                                                                       FUND       INDEX FUND       FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $ 4,989,426  $ 12,748,451  $ 6,902,925   $ 1,203,517
Dividends (affiliated).............................................           -             -            -             -
Securities lending income..........................................     393,028     1,236,868      240,096        86,667
Interest (unaffiliated)............................................     182,976     3,792,896      254,069        73,116
                                                                    -----------  ------------  -----------   -----------
   Total investment income*........................................   5,565,430    17,778,215    7,397,090     1,363,300
                                                                    -----------  ------------  -----------   -----------
EXPENSES:
Investment advisory and management fees............................   4,873,612     3,222,205    2,776,506     1,439,746
Administrative service fee.........................................     393,629       762,217      259,141       118,567
Transfer agent fees and expenses...................................       1,387         8,856        1,029         1,029
Registration fees..................................................       2,000         2,000            -             -
Custodian fees.....................................................     196,523       302,230      142,650        64,670
Reports to shareholders............................................     127,451       241,420       67,111        30,902
Audit and tax fees.................................................      24,348        26,272       30,316        30,316
Legal fees.........................................................      12,730        21,931        8,085         5,187
Directors' fees and expenses.......................................      47,117        80,710       29,242        14,836
Interest expense...................................................       7,030             -        2,152           514
Other expenses.....................................................      24,693        32,755       11,718         8,660
                                                                    -----------  ------------  -----------   -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................   5,710,520     4,700,596    3,327,950     1,714,427
                                                                    -----------  ------------  -----------   -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 4)...............................................    (368,566)            -            -       (20,610)
   Fees paid indirectly (Note 8)...................................      (2,706)            -      (57,648)      (14,494)
                                                                    -----------  ------------  -----------   -----------
   Net expenses....................................................   5,339,248     4,700,596    3,270,302     1,679,323
                                                                    -----------  ------------  -----------   -----------
Net investment income (loss).......................................     226,182    13,077,619    4,126,788      (316,023)
                                                                    -----------  ------------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.........  52,656,778    83,511,801   17,590,197     1,145,543
  Net realized gain (loss) on investments (affiliated).............           -             -            -             -
  Net realized gain (loss) on securities sold short................           -             -            -             -
  Net realized gain (loss) on futures contracts and written
   options contracts...............................................           -     1,872,570            -       333,833
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................           -             -            -           (72)
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................           -             -            -             -
  Net increase from payment by affiliates (Note 4).................           -             -            -             -
                                                                    -----------  ------------  -----------   -----------
Net realized gain (loss) on investments and foreign currencies.....  52,656,778    85,384,371   17,590,197     1,479,304
                                                                    -----------  ------------  -----------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  14,740,074    86,423,980   46,789,947    17,656,126
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................           -             -            -             -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.........................           -     5,615,844            -        33,761
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................         (39)            -            -             -
  Change in unrealized appreciation (depreciation) on securities
   sold short......................................................           -             -            -             -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)..................................................           -             -            -             -
                                                                    -----------  ------------  -----------   -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  14,740,035    92,039,824   46,789,947    17,689,887
                                                                    -----------  ------------  -----------   -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  67,396,813   177,424,195   64,380,144    19,169,191
                                                                    -----------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $67,622,995  $190,501,814  $68,506,932   $18,853,168
                                                                    ===========  ============  ===========   ===========
*Net of foreign withholding taxes on interest and dividends of..... $     7,804  $      4,191  $       787   $     1,280
                                                                    -----------  ------------  -----------   -----------
**Net of foreign withholding taxes on capital gains of............. $         -  $          -  $         -   $         -
                                                                    -----------  ------------  -----------   -----------

                                                                      SOCIAL
                                                                     AWARENESS    STOCK INDEX    VALIC ULTRA
                                                                       FUND          FUND           FUND       VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $ 6,942,362  $   93,970,488 $  8,469,506  $ 1,646,133
Dividends (affiliated).............................................           -         680,130            -            -
Securities lending income..........................................      25,452         268,021      153,050            -
Interest (unaffiliated)............................................   1,028,319       1,964,805      500,247      149,897
                                                                    -----------  -------------- ------------  -----------
   Total investment income*........................................   7,996,133      96,883,444    9,122,803    1,796,030
                                                                    -----------  -------------- ------------  -----------
EXPENSES:
Investment advisory and management fees............................   2,074,007      11,960,893    8,774,644      836,431
Administrative service fee.........................................     290,361       3,501,554      747,294       75,064
Transfer agent fees and expenses...................................       1,302          14,058        1,450          972
Registration fees..................................................       2,000           2,000            -        2,000
Custodian fees.....................................................      53,752         447,740      167,967       51,531
Reports to shareholders............................................      78,506       1,019,584      197,678       34,868
Audit and tax fees.................................................      26,207          25,424       30,350       31,471
Legal fees.........................................................       9,084          75,805       20,144        9,797
Directors' fees and expenses.......................................      30,491         374,433       91,362       14,582
Interest expense...................................................           -             367           94       39,374
Other expenses.....................................................      14,109         185,461       17,281        9,155
                                                                    -----------  -------------- ------------  -----------
   Total expenses before fee waivers, expense reimbursements,
    and fees paid indirectly.......................................   2,579,819      17,607,319   10,048,264    1,105,245
                                                                    -----------  -------------- ------------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 4)...............................................           -               -            -       (3,840)
   Fees paid indirectly (Note 8)...................................     (81,871)              -            -            -
                                                                    -----------  -------------- ------------  -----------
   Net expenses....................................................   2,497,948      17,607,319   10,048,264    1,101,405
                                                                    -----------  -------------- ------------  -----------
Net investment income (loss).......................................   5,498,185      79,276,125     (925,461)     694,625
                                                                    -----------  -------------- ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**.........  43,168,718     241,538,191  (48,321,434)  13,321,670
  Net realized gain (loss) on investments (affiliated).............           -       4,437,336            -            -
  Net realized gain (loss) on securities sold short................           -               -            -            -
  Net realized gain (loss) on futures contracts and written
   options contracts...............................................     805,804       5,526,078            -            -
  Net realized foreign exchange gain (loss) on other assets and
   liabilities.....................................................           -               -     (416,039)           -
  Net realized gain (loss) on disposal of investments in violation
   of investments restrictions (Note 4)............................           -               -            -            -
  Net increase from payment by affiliates (Note 4).................           -               -            -            -
                                                                    -----------  -------------- ------------  -----------
Net realized gain (loss) on investments and foreign currencies.....  43,974,522     251,501,605  (48,737,473)  13,321,670
                                                                    -----------  -------------- ------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)......................................  32,509,208     678,416,988  157,682,848    7,121,683
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)........................................           -       7,600,581            -            -
  Change in unrealized appreciation (depreciation) on futures
   contracts and written options contracts.........................   2,536,675       1,380,425            -            -
  Change in unrealized foreign exchange gain (loss) on other
   assets and liabilities..........................................           -               -      (26,679)           -
  Change in unrealized appreciation (depreciation) on securities
   sold short......................................................           -               -            -            -
  Change in accrued capital gains tax on unrealized appreciation
   (depreciation)..................................................           -               -            -            -
                                                                    -----------  -------------- ------------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies........................................................  35,045,883     687,397,994  157,656,169    7,121,683
                                                                    -----------  -------------- ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  79,020,405     938,899,599  108,918,696   20,443,353
                                                                    -----------  -------------- ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $84,518,590  $1,018,175,724 $107,993,235  $21,137,978
                                                                    ===========  ============== ============  ===========
*Net of foreign withholding taxes on interest and dividends of..... $         -  $            - $     43,097  $    29,021
                                                                    -----------  -------------- ------------  -----------
**Net of foreign withholding taxes on capital gains of............. $         -  $            - $          -  $         -
                                                                    -----------  -------------- ------------  -----------

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  ASSET ALLOCATION               BLUE CHIP
                                                                        FUND                    GROWTH FUND
                                                             --------------------------  -------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2007          2006          2007          2006
                                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  4,819,330  $  4,619,956  $    298,239  $   199,898
 Net realized gain (loss) on investments and foreign
   currencies...............................................    9,456,714    21,477,564     1,987,326    1,389,101
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   13,795,374   (16,748,246)   15,398,240    1,848,961
                                                             ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................   28,071,418     9,349,274    17,683,805    3,437,960
                                                             ------------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,686,441)   (2,250,001)     (164,717)     (73,692)
 Net realized gain on securities............................  (21,762,508)  (10,287,616)            -            -
                                                             ------------  ------------  ------------  -----------
Total distributions to shareholders.........................  (24,448,949)  (12,537,617)     (164,717)     (73,692)
                                                             ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    9,355,172   (20,003,888)   30,466,574   13,363,745
                                                             ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   12,977,641   (23,192,231)   47,985,662   16,728,013
NET ASSETS:
Beginning of period.........................................  164,117,243   187,309,474    65,366,156   48,638,143
                                                             ------------  ------------  ------------  -----------
End of period+.............................................. $177,094,884  $164,117,243  $113,351,818  $65,366,156
                                                             ============  ============  ============  ===========
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  4,785,529  $  2,618,347  $    292,635  $   165,713
                                                             ============  ============  ============  ===========

                                                                      BROAD CAP             CAPITAL CONSERVATION
                                                                  VALUE INCOME FUND                 FUND
                                                             --------------------------  --------------------------
                                                                          For the Period
                                                               For the     December 5,     For the       For the
                                                              Year Ended      2005*       Year Ended    Year Ended
                                                               May 31,       through       May 31,       May 31,
                                                                 2007      May 31, 2006      2007          2006
                                                             -----------  -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   427,362   $    33,069   $ 10,049,178  $  4,899,413
 Net realized gain (loss) on investments and foreign
   currencies...............................................     841,937      (139,889)     1,256,977    (1,698,513)
 Net unrealized gain (loss) on investments and
   foreign currencies.......................................   5,130,668        27,509      1,857,887    (3,567,320)
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   6,399,967       (79,311)    13,164,042      (366,420)
                                                             -----------   -----------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (271,979)       (4,357)    (3,178,375)   (2,040,002)
 Net realized gain on securities............................           -             -              -             -
                                                             -----------   -----------   ------------  ------------
Total distributions to shareholders.........................    (271,979)       (4,357)    (3,178,375)   (2,040,002)
                                                             -----------   -----------   ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    (684,949)   27,286,974    (42,437,136)  125,245,381
                                                             -----------   -----------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   5,443,039    27,203,306    (32,451,469)  122,838,959
NET ASSETS:
Beginning of period.........................................  27,203,306             -    209,741,559    86,902,600
                                                             -----------   -----------   ------------  ------------
End of period+.............................................. $32,646,345   $27,203,306   $177,290,090  $209,741,559
                                                             ===========   ===========   ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   180,916   $    28,712   $ 10,066,247  $  3,124,467
                                                             ===========   ===========   ============  ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                  CORE EQUITY FUND             CORE VALUE FUND
                                                             --------------------------  --------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2007          2006          2007          2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  3,856,171  $  5,301,510  $  3,782,692  $  3,872,290
 Net realized gain (loss) on investments and foreign
   currencies...............................................   65,683,875    10,543,637    10,955,684    19,642,496
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    8,730,639    12,838,751    39,133,375    (9,054,034)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   78,270,685    28,683,898    53,871,751    14,460,752
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (3,049,676)   (2,570,001)   (1,900,003)   (2,100,003)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (3,049,676)   (2,570,001)   (1,900,003)   (2,100,003)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (91,843,284)  (96,963,996)  (35,488,752)  (12,484,471)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (16,622,275)  (70,850,099)   16,482,996      (123,722)
NET ASSETS:
Beginning of period.........................................  469,769,623   540,619,722   231,227,765   231,351,487
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $453,147,348  $469,769,623  $247,710,761  $231,227,765
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  3,645,998  $  2,839,562  $  3,728,561  $  1,845,877
                                                             ============  ============  ============  ============

                                                                   FOREIGN VALUE FUND            GLOBAL EQUITY FUND
                                                             -----------------------------  ---------------------------
                                                                             For the Period               For the Period
                                                                For the       December 5,     For the      December 5,
                                                               Year Ended        2005*       Year Ended       2005*
                                                                May 31,         through       May 31,        through
                                                                  2007        May 31, 2006      2007       May 31, 2006
                                                             --------------  -------------- ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   17,522,981   $    259,777  $  6,019,510   $    370,852
 Net realized gain (loss) on investments and foreign
   currencies...............................................     31,819,524         17,009    26,840,541        148,505
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    127,724,830     (4,367,896)   81,108,618     (4,285,984)
                                                             --------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    177,067,335     (4,091,110)  113,968,669     (3,766,627)
                                                             --------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................     (8,750,042)          (792)   (5,395,008)        (1,903)
 Net realized gain on securities............................        (26,891)             -      (161,091)             -
                                                             --------------   ------------  ------------   ------------
Total distributions to shareholders.........................     (8,776,933)          (792)   (5,556,099)        (1,903)
                                                             --------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    172,292,491    708,489,442   (48,045,512)   416,043,296
                                                             --------------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    340,582,893    704,397,540    60,367,058    412,274,766
NET ASSETS:
Beginning of period.........................................    704,397,540              -   412,274,766              -
                                                             --------------   ------------  ------------   ------------
End of period+.............................................. $1,044,980,433   $704,397,540  $472,641,824   $412,274,766
                                                             ==============   ============  ============   ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    9,040,166   $    249,883  $  5,832,867   $    357,701
                                                             ==============   ============  ============   ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                 GLOBAL STRATEGY FUND     GOVERNMENT SECURITIES FUND
                                                             ---------------------------  --------------------------
                                                                           For the Period
                                                               For the      December 5,     For the       For the
                                                              Year Ended       2005*       Year Ended    Year Ended
                                                               May 31,        through       May 31,       May 31,
                                                                 2007       May 31, 2006      2007          2006
                                                             ------------  -------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 11,329,023   $    182,907  $  4,642,147  $  4,662,596
 Net realized gain (loss) on investments and foreign
   currencies...............................................   10,275,543         65,853    (1,523,593)     (547,735)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   65,666,735     (1,190,348)    2,562,455    (5,360,831)
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   87,271,301       (941,588)    5,681,009    (1,245,970)
                                                             ------------   ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (5,948,788)        (4,532)   (2,583,720)   (2,390,001)
 Net realized gain on securities............................   (1,586,148)             -             -             -
                                                             ------------   ------------  ------------  ------------
Total distributions to shareholders.........................   (7,534,936)        (4,532)   (2,583,720)   (2,390,001)
                                                             ------------   ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   16,829,271    414,265,505   (15,697,933)  (15,828,672)
                                                             ------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   96,565,636    413,319,385   (12,600,644)  (19,464,643)
NET ASSETS:
Beginning of period.........................................  413,319,385              -   116,083,873   135,548,516
                                                             ------------   ------------  ------------  ------------
End of period+.............................................. $509,885,021   $413,319,385  $103,483,229  $116,083,873
                                                             ============   ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  6,535,363   $    196,265  $  4,617,903  $  2,538,134
                                                             ============   ============  ============  ============

                                                                GROWTH & INCOME FUND        HEALTH SCIENCES FUND
                                                             --------------------------  --------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2007          2006          2007          2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  1,721,691  $  1,631,689  $ (1,042,169) $ (1,324,414)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   16,609,063    17,395,097    17,856,506    23,709,718
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    9,689,330   (10,859,823)   22,217,234     2,069,497
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   28,020,084     8,166,963    39,031,571    24,454,801
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................     (952,162)     (770,002)            -             -
 Net realized gain on securities............................            -             -   (22,523,320)   (7,357,513)
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................     (952,162)     (770,002)  (22,523,320)   (7,357,513)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (22,664,757)  (32,241,448)   (1,142,712)   13,440,213
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    4,403,165   (24,844,487)   15,365,539    30,537,501
NET ASSETS:
Beginning of period.........................................  144,879,729   169,724,216   181,078,351   150,540,850
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $149,282,894  $144,879,729  $196,443,890  $181,078,351
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  1,668,534  $    898,331  $   (355,885) $    (36,790)
                                                             ============  ============  ============  ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                INFLATION PROTECTED       INTERNATIONAL EQUITIES
                                                                       FUND                        FUND
                                                             ------------------------  ----------------------------
                                                               For the      For the       For the        For the
                                                              Year Ended   Year Ended    Year Ended     Year Ended
                                                               May 31,      May 31,       May 31,        May 31,
                                                                 2007         2006          2007           2006
                                                             -----------  -----------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   646,783  $   660,988  $   23,096,176  $ 14,486,248
 Net realized gain (loss) on investments and foreign
   currencies...............................................    (515,205)     (32,655)     23,095,002    59,227,960
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................     396,779     (988,693)    163,349,008    93,952,371
                                                             -----------  -----------  --------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................     528,357     (360,360)    209,540,186   167,666,579
                                                             -----------  -----------  --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (545,426)    (485,873)    (14,517,260)   (3,900,003)
 Net realized gain on securities............................           -       (8,093)    (54,963,299)            -
                                                             -----------  -----------  --------------  ------------
Total distributions to shareholders.........................    (545,426)    (493,966)    (69,480,559)   (3,900,003)
                                                             -----------  -----------  --------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    (277,185)   5,997,401     135,409,101   163,865,678
                                                             -----------  -----------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (294,254)   5,143,075     275,468,728   327,632,254
NET ASSETS:
Beginning of period.........................................  16,016,077   10,873,002     821,577,116   493,944,862
                                                             -----------  -----------  --------------  ------------
End of period+.............................................. $15,721,823  $16,016,077  $1,097,045,844  $821,577,116
                                                             ===========  ===========  ==============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   301,847  $   200,490  $   21,010,291  $ 12,238,547
                                                             ===========  ===========  ==============  ============

                                                              INTERNATIONAL GOVERNMENT     INTERNATIONAL GROWTH I
                                                                      BOND FUND                     FUND
                                                             --------------------------  --------------------------
                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2007          2006          2007          2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  5,497,766  $  5,450,467  $  6,822,672  $  7,279,165
 Net realized gain (loss) on investments and foreign
   currencies...............................................    2,507,270     7,546,060    71,029,095    41,969,127
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    2,004,479    (9,312,595)   63,053,790    52,945,159
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   10,009,515     3,683,932   140,905,557   102,193,451
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (5,563,672)   (3,103,226)   (9,266,849)   (2,170,003)
 Net realized gain on securities............................   (4,444,582)  (10,984,141)            -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................  (10,008,254)  (14,087,367)   (9,266,849)   (2,170,003)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (1,629,803)     (362,706)   41,454,149    20,968,274
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (1,628,542)  (10,766,141)  173,092,857   120,991,722
NET ASSETS:
Beginning of period.........................................  137,405,158   148,171,299   495,181,020   374,189,298
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $135,776,616  $137,405,158  $668,273,877  $495,181,020
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  3,390,638  $  3,529,980  $  4,226,999  $  6,077,153
                                                             ============  ============  ============  ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                               LARGE CAPITAL GROWTH
                                                                  LARGE CAP CORE FUND                  FUND
                                                             ----------------------------  ---------------------------
                                                                            For the Period
                                                                For the      December 5,      For the       For the
                                                               Year Ended       2005*        Year Ended    Year Ended
                                                                May 31,        through        May 31,       May 31,
                                                                  2007       May 31, 2006       2007          2006
                                                             -------------  -------------- -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   1,363,722   $     76,224  $   2,492,058  $     40,670
 Net realized gain (loss) on investments and foreign
   currencies...............................................     2,048,222         (7,172)     5,788,196    (7,667,131)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    13,858,715     (1,231,197)    91,850,752       586,218
                                                             -------------   ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    17,270,659     (1,162,145)   100,131,006    (7,040,243)
                                                             -------------   ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................      (927,751)        (2,527)    (1,326,497)      (18,952)
 Net realized gain on securities............................             -              -              -             -
                                                             -------------   ------------  -------------  ------------
Total distributions to shareholders.........................      (927,751)        (2,527)    (1,326,497)      (18,952)
                                                             -------------   ------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (104,194,933)   177,202,852   (120,228,996)  605,509,164
                                                             -------------   ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (87,852,025)   176,038,180    (21,424,487)  598,449,969
NET ASSETS:
Beginning of period.........................................   176,038,180              -    608,299,198     9,849,229
                                                             -------------   ------------  -------------  ------------
End of period+.............................................. $  88,186,155   $176,038,180  $ 586,874,711  $608,299,198
                                                             =============   ============  =============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $     511,089   $     73,571  $   1,199,346  $     33,223
                                                             =============   ============  =============  ============

                                                                                              MID CAP STRATEGIC GROWTH
                                                                   MID CAP INDEX FUND                   FUND
                                                             ------------------------------  --------------------------

                                                                For the         For the        For the       For the
                                                               Year Ended      Year Ended     Year Ended    Year Ended
                                                                May 31,         May 31,        May 31,       May 31,
                                                                  2007            2006           2007          2006
                                                             --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   32,905,409  $   23,858,478  $     24,042  $     79,952
 Net realized gain (loss) on investments and foreign
   currencies...............................................    185,995,978     172,806,628    10,743,417    (3,685,124)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    299,369,487     100,373,874    45,146,545     1,698,655
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    518,270,874     297,038,980    55,914,004    (1,906,517)
                                                             --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................    (12,378,922)    (10,080,005)     (147,349)            -
 Net realized gain on securities............................   (172,406,792)    (81,196,913)            -             -
                                                             --------------  --------------  ------------  ------------
Total distributions to shareholders.........................   (184,785,714)    (91,276,918)     (147,349)            -
                                                             --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................    339,900,368     267,513,768   (86,744,648)  352,543,726
                                                             --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    673,385,528     473,275,830   (30,977,993)  350,637,209
NET ASSETS:
Beginning of period.........................................  2,398,609,761   1,925,333,931   360,613,417     9,976,208
                                                             --------------  --------------  ------------  ------------
End of period+.............................................. $3,071,995,289  $2,398,609,761  $329,635,424  $360,613,417
                                                             ==============  ==============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   34,524,660  $   13,998,173  $     52,524  $     79,625
                                                             ==============  ==============  ============  ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                 MONEY MARKET I FUND      NASDAQ-100(R) INDEX FUND
                                                             --------------------------  --------------------------

                                                               For the       For the       For the       For the
                                                              Year Ended    Year Ended    Year Ended    Year Ended
                                                               May 31,       May 31,       May 31,       May 31,
                                                                 2007          2006          2007          2006
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $ 22,979,703  $ 14,525,395  $     65,022  $     62,034
 Net realized gain (loss) on investments and foreign
   currencies...............................................            -             -     6,191,617     2,129,493
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................            -             -     9,963,275       151,000
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   22,979,703    14,525,395    16,219,914     2,342,527
                                                             ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................  (22,979,703)  (14,525,272)      (64,720)      (23,364)
 Net realized gain on securities............................            -             -             -             -
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................  (22,979,703)  (14,525,272)      (64,720)      (23,364)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   73,724,044    34,694,492   (15,027,106)  (10,320,081)
                                                             ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   73,724,044    34,694,615     1,128,088    (8,000,918)
NET ASSETS:
Beginning of period.........................................  442,628,068   407,933,453    82,518,961    90,519,879
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $516,352,112  $442,628,068  $ 83,647,049  $ 82,518,961
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $          -  $          -  $     57,644  $     57,342
                                                             ============  ============  ============  ============

                                                                  SCIENCE & TECHNOLOGY           SMALL CAP AGGRESSIVE
                                                                          FUND                       GROWTH FUND
                                                             ------------------------------  ---------------------------
                                                                                                           For the Period
                                                                For the         For the        For the      December 5,
                                                               Year Ended      Year Ended     Year Ended       2005*
                                                                May 31,         May 31,        May 31,        through
                                                                  2007            2006           2007       May 31, 2006
                                                             --------------  --------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $   (3,623,642) $   (4,554,049) $   (414,290)  $   (12,905)
 Net realized gain (loss) on investments and foreign
   currencies...............................................     42,481,954     169,053,609       353,098        65,076
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    125,737,552    (134,388,472)    6,163,840      (590,788)
                                                             --------------  --------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 operations.................................................    164,595,864      30,111,088     6,102,648      (538,617)
                                                             --------------  --------------  ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................              -               -             -             -
 Net realized gain on securities............................              -               -       (52,480)            -
                                                             --------------  --------------  ------------   -----------
Total distributions to shareholders.........................              -               -       (52,480)            -
                                                             --------------  --------------  ------------   -----------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (227,589,161)   (211,704,002)  (15,797,812)   62,197,485
                                                             --------------  --------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (62,993,297)   (181,592,914)   (9,747,644)   61,658,868
NET ASSETS:
Beginning of period.........................................  1,028,643,295   1,210,236,209    61,658,868             -
                                                             --------------  --------------  ------------   -----------
End of period+.............................................. $  965,649,998  $1,028,643,295  $ 51,911,224   $61,658,868
                                                             ==============  ==============  ============   ===========
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $     (843,940) $     (351,221) $     11,450   $      (103)
                                                             ==============  ==============  ============   ===========

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------


                                                                   SMALL CAP FUND            SMALL CAP INDEX FUND
                                                             --------------------------  ----------------------------

                                                               For the       For the        For the        For the
                                                              Year Ended    Year Ended     Year Ended     Year Ended
                                                               May 31,       May 31,        May 31,        May 31,
                                                                 2007          2006           2007           2006
                                                             ------------  ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $    226,182  $   (153,402) $   13,077,619  $  7,958,572
 Net realized gain (loss) on investments and foreign
   currencies...............................................   52,656,778    73,392,943      85,384,371    52,585,044
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   14,740,035    13,816,436      92,039,824    75,761,705
                                                             ------------  ------------  --------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   67,622,995    87,055,977     190,501,814   136,305,321
                                                             ------------  ------------  --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................            -             -      (4,001,468)   (3,820,008)
 Net realized gain on securities............................  (43,145,035)            -     (53,691,007)  (27,176,168)
                                                             ------------  ------------  --------------  ------------
Total distributions to shareholders.........................  (43,145,035)            -     (57,692,475)  (30,996,176)
                                                             ------------  ------------  --------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (82,514,896)  (82,622,390)    102,275,732   191,866,511
                                                             ------------  ------------  --------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................  (58,036,936)    4,433,587     235,085,071   297,175,656
NET ASSETS:
Beginning of period.........................................  611,356,278   606,922,691     983,742,395   686,566,739
                                                             ------------  ------------  --------------  ------------
End of period+.............................................. $553,319,342  $611,356,278  $1,218,827,466  $983,742,395
                                                             ============  ============  ==============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    158,916  $    (67,266) $   13,317,294  $  4,241,143
                                                             ============  ============  ==============  ============

                                                               SMALL CAP SPECIAL VALUES       SMALL CAP STRATEGIC
                                                                         FUND                     GROWTH FUND
                                                             ---------------------------  ---------------------------
                                                                           For the Period               For the Period
                                                               For the      December 5,     For the      December 5,
                                                              Year Ended       2005*       Year Ended       2005*
                                                               May 31,        through       May 31,        through
                                                                 2007       May 31, 2006      2007       May 31, 2006
                                                             ------------  -------------- ------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  4,126,788   $    133,676  $   (316,023)  $    (11,410)
 Net realized gain (loss) on investments and foreign
   currencies...............................................   17,590,197     (1,785,535)    1,479,304     (2,160,277)
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   46,789,947     (3,293,268)   17,689,887         14,703
                                                             ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   68,506,932     (4,945,127)   18,853,168     (2,156,984)
                                                             ------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,077,094)        (5,764)            -              -
 Net realized gain on securities............................   (1,468,674)             -             -              -
                                                             ------------   ------------  ------------   ------------
Total distributions to shareholders.........................   (3,545,768)        (5,764)            -              -
                                                             ------------   ------------  ------------   ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................  (51,434,226)   378,241,395   (49,244,620)   195,493,944
                                                             ------------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   13,526,938    373,290,504   (30,391,452)   193,336,960
NET ASSETS:
Beginning of period.........................................  373,290,504              -   193,336,960              -
                                                             ------------   ------------  ------------   ------------
End of period+.............................................. $386,817,442   $373,290,504  $162,945,508   $193,336,960
                                                             ============   ============  ============   ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  2,179,168   $    127,944  $     39,525   $       (103)
                                                             ============   ============  ============   ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                  SOCIAL AWARENESS
                                                                        FUND                    STOCK INDEX FUND
                                                             --------------------------  ------------------------------

                                                               For the       For the        For the         For the
                                                              Year Ended    Year Ended     Year Ended      Year Ended
                                                               May 31,       May 31,        May 31,         May 31,
                                                                 2007          2006           2007            2006
                                                             ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $  5,498,185  $  5,036,336  $   79,276,125  $   73,669,024
 Net realized gain (loss) on investments and foreign
   currencies...............................................   43,974,522    44,351,536     251,501,605     160,174,321
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................   35,045,883   (19,246,919)    687,397,994     134,545,574
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations.................................................   84,518,590    30,140,953   1,018,175,724     368,388,919
                                                             ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................   (2,907,560)   (2,350,003)    (42,010,765)    (34,190,001)
 Net realized gain on securities............................  (17,525,871)            -    (162,614,517)    (96,196,788)
                                                             ------------  ------------  --------------  --------------
Total distributions to shareholders.........................  (20,433,431)   (2,350,003)   (204,625,282)   (130,386,789)
                                                             ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   22,007,406   (42,287,749)   (240,918,181)     35,140,990
                                                             ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   86,092,565   (14,496,799)    572,632,261     273,143,120
NET ASSETS:
Beginning of period.........................................  382,066,695   396,563,494   4,744,289,420   4,471,146,300
                                                             ------------  ------------  --------------  --------------
End of period+.............................................. $468,159,260  $382,066,695  $5,316,921,681  $4,744,289,420
                                                             ============  ============  ==============  ==============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  5,397,346  $  2,806,721  $   78,366,842  $   41,101,482
                                                             ============  ============  ==============  ==============

                                                                    VALIC ULTRA FUND                  VALUE FUND
                                                             ------------------------------  ---------------------------
                                                                             For the Period
                                                                For the       December 5,       For the       For the
                                                               Year Ended        2005*         Year Ended    Year Ended
                                                                May 31,         through         May 31,       May 31,
                                                                  2007        May 31, 2006        2007          2006
                                                             --------------  --------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)................................ $     (925,461) $      118,902  $     694,625  $  1,636,573
 Net realized gain (loss) on investments and foreign
   currencies...............................................    (48,737,473)     (1,175,905)    13,321,670     5,161,015
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    157,656,169     (12,940,456)     7,121,683     3,020,071
                                                             --------------  --------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    107,993,235     (13,997,459)    21,137,978     9,817,659
                                                             --------------  --------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................................       (127,665)              -     (1,399,963)     (645,057)
 Net realized gain on securities............................              -               -    (10,162,766)   (1,653,682)
                                                             --------------  --------------  -------------  ------------
Total distributions to shareholders.........................       (127,665)              -    (11,562,729)   (2,298,739)
                                                             --------------  --------------  -------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)........................   (259,920,608)  1,191,553,555   (117,482,444)  167,238,305
                                                             --------------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (152,055,038)  1,177,556,096   (107,907,195)  174,757,225
NET ASSETS:
Beginning of period.........................................  1,177,556,096               -    197,647,592    22,890,367
                                                             --------------  --------------  -------------  ------------
End of period+.............................................. $1,025,501,058  $1,177,556,096  $  89,740,397  $197,647,592
                                                             ==============  ==============  =============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $     (458,871) $       (3,787) $     372,287  $  1,077,625
                                                             ==============  ==============  =============  ============

*  Commencement of operations

See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 32 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund                                       Large Cap Core Fund
Blue Chip Growth Fund                                       Large Capital Growth Fund
Broad Cap Value Income Fund (formerly Broad Cap Value Fund) Mid Cap Index Fund
Capital Conservation Fund                                   Mid Cap Strategic Growth Fund
Core Equity Fund                                            Money Market I Fund
Core Value Fund (formerly Income & Growth Fund)             Nasdaq-100(R) Index Fund
Foreign Value Fund                                          Science & Technology Fund
Global Equity Fund                                          Small Cap Aggressive Growth Fund
Global Strategy Fund                                        Small Cap Fund
Government Securities Fund                                  Small Cap Index Fund
Growth & Income Fund                                        Small Cap Special Values Fund
Health Sciences Fund                                        Small Cap Strategic Growth Fund
Inflation Protected Fund                                    Social Awareness Fund
International Equities Fund                                 Stock Index Fund
International Government Bond Fund                          VALIC Ultra Fund
International Growth I Fund                                 Value Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Fund Mergers

 Pursuant to a plan of reorganization approved by the shareholders of the VC I Large Cap Growth Fund, on January 27, 2006, the VC I VALIC Ultra Fund acquired all of the assets and liabilities of VC I Large Cap Growth Fund. The details of the reorganization which was consummated on May 26, 2006 are set forth below.

 All shares of the VC I Large Cap Growth Fund were exchanged, tax-free, for shares of VC I VALIC Ultra Fund. In conjunction with the reorganization, the VC I VALIC Ultra Fund is the surviving entity.

 Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the VCI VALIC Ultra Fund prior to merger.................. $  2,328,483
Net assets of the VCI Large Cap Growth Fund prior to merger............. $311,876,091
                                                                         ------------
Aggregate net assets of the VC I VALIC Ultra Fund following acquisition. $314,204,574
                                                                         ------------
Unrealized appreciation (depreciation) in the VC I Large Cap Growth Fund $ (1,590,970)

Note 3 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Fund are valued at the net asset value (market value) of the underlying fund.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended May 31, 2007 the following Fund had options written:

                                                              Written Options
                                       ------------------------------------------------------------------
                                        Core Equity Fund   Health Sciences Fund  Science & Technology Fund
                                       ------------------ ---------------------  ------------------------
                                       Number of Premiums Number of   Premiums   Number of     Premiums
                                       Contracts Received Contracts   Received   Contracts     Received
                                       --------- -------- --------- -----------  ---------     ---------
Options outstanding as of May 31, 2006    --     $    --     8,089  $ 3,254,447     432       $  66,628
Options written.......................    65      13,963    26,866    9,076,147     910         151,283
Options terminated in closing purchase
 transactions.........................    --          --   (26,045)  (8,732,858)   (939)       (161,505)
Options exercised.....................    --          --      (107)     (73,964)     --              --
Options expired.......................    --          --    (1,002)    (456,200)   (300)        (41,285)
                                          --     -------   -------  -----------    ----        ---------
Options outstanding as of May 31, 2007    65     $13,963     7,801  $ 3,067,572     103       $  15,121
                                          --     -------   -------  -----------    ----        ---------

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of May 31, 2007, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                            Percentage  Principal
             Fund                           Ownership    Amount
             -----------------------------  ---------- -----------
             Growth & Income...............   12.33%   $11,845,000
             Large Capital Growth..........    5.28%     5,070,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated May 31, 2007, bearing interest at a rate of 4.55% per annum, with a principal amount of $96,098,000, a repurchase price of $96,110,146, and maturity Date of June 1, 2007. The repurchase agreement is collateralized by the following:

                                   Interest Maturity  Principal    Market
    Type of Collateral               Rate     Date     Amount      Value
    -----------------------------  -------- -------- ----------- -----------
    U.S. Treasury Bond............   8.50%  2/15/20  $18,275,000 $24,596,414
    U.S. Treasury Bond............   8.75%  8/15/20   53,330,000  73,423,997

 As of May 31, 2007, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                             Percentage Principal
              Fund                           Ownership   Amount
              -----------------------------  ---------- ----------
              Government Securities.........    0.52%   $  911,000
              Money Market I................    5.40%    9,445,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC Repurchase Agreement, dated May 31, 2007, bearing interest at a rate of 5.05% per annum, with a principal amount of $175,000,000, a repurchase price of $175,024,549, and maturity date of June 1, 2007. The repurchase agreement is collateralized by the following:

                                  Interest Maturity  Principal      Market
   Type of Collateral               Rate     Date     Amount        Value
   -----------------------------  -------- -------- ------------ ------------
   U.S. Treasury Inflation Index
    Bonds........................   1.63%  1/15/15  $ 59,384,000 $ 60,126,300
   U.S. Treasury Inflation Index
    Bonds........................   3.00%  7/15/12   100,000,000  118,375,000

D. Mortgage-Backed Dollar Rolls

 During the period ended May 31, 2007, the Asset Allocation Fund, Capital Conservation Fund and Government Securities Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Government Securities Fund had no TBA Rolls outstanding at May 31, 2007. The Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


F. Investment Securities Loaned

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Short Sales

 All Funds, except for the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

I. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management does not anticipate the adoption of FIN 48 to have a material impact on the financial statements.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of May 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

Note 4 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from VC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

    International Equities Fund        0.35% on the first $500 million;
                                       0.25% on the assets over $500 million
    ------------------------------------------------------------------------
    Mid Cap Index Fund                 0.35% on the first $500 million;
    Small Cap Index Fund               0.25% on $500 million to $3 billion
    Stock Index Fund                   0.20% on $3 billion to $5 billion
                                       0.15% on assets over $5 billion
    ------------------------------------------------------------------------
    Blue Chip Growth Fund              0.80%
    ------------------------------------------------------------------------
    Core Equity Fund                   0.80% on the first $250 million;
                                       0.75% on the next $250 million
                                       0.70% on $500 million to $1 billion
                                       0.65% on assets over $1 billion
    ------------------------------------------------------------------------
    Growth & Income Fund               0.75%
    ------------------------------------------------------------------------
    Science & Technology Fund          0.90% on first $500 million
                                       0.85% on assets over $500 million
    ------------------------------------------------------------------------
    Small Cap Fund                     0.90% on the first $250 million;
                                       0.85% on the next $250 million
                                       0.80% on $500 million to $1 billion
                                       0.75% on assets over $1 billion
    ------------------------------------------------------------------------
    Health Sciences Fund               1.00% on first $500 million
                                       0.95% on assets over $500 million
    ------------------------------------------------------------------------
    Inflation Protected Fund           0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------
    International Growth I Fund        0.95% on the first $250 million;
                                       0.90% on the next $250 million
                                       0.85% on $500 million to $1 billion
                                       0.80% on assets over $1 billion
    ------------------------------------------------------------------------
    Large Capital Growth Fund          0.64% on the first $750 million;
                                       0.59% on assets over $750 million
    ------------------------------------------------------------------------
    Mid Cap Strategic Growth Fund      0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------
    Asset Allocation Fund              0.50%
    Global Strategy Fund
    Social Awareness Fund
    ------------------------------------------------------------------------
    Capital Conservation Fund          0.50% on the first $250 million;
    Government Securities Fund         0.45% on the next $250 million
    International Government Bond Fund 0.40% on $500 million to $1 billion
                                       0.35% on assets over $1 billion
    ------------------------------------------------------------------------
    Money Market I Fund                0.40%
    Nasdaq-100(R) Index Fund
    ------------------------------------------------------------------------
    Core Value Fund                    0.77% on the first $250 million;
                                       0.72% on the next $250 million
                                       0.67% on $500 million to $1 billion
                                       0.62% on assets over $1 billion
    ------------------------------------------------------------------------

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

      Value Fund                       0.78% on the first $250 million;
                                       0.73% on the next $250 million
                                       0.68% on $500 million to $1 billion
                                       0.63% on assets over $1 billion
      --------------------------------------------------------------------
      Broad Cap Value Income Fund      0.70% on the first $250 million
      Large Cap Core Fund              0.65% on the next $250 million
                                       0.60% on $500 million to $1 billion
                                       0.55% on assets over $1 billion
      --------------------------------------------------------------------
      Foreign Value Fund               0.73% on the first $250 million
                                       0.68% on the next $250 million
                                       0.63% on $500 million to $1 billion
                                       0.58% on assets over $1 billion
      --------------------------------------------------------------------
      Global Equity Fund               0.81% on the first $250 million
                                       0.76% on the next $250 million
                                       0.71% on $500 million to $1 billion
                                       0.66% on assets over $1 billion
      --------------------------------------------------------------------
      Small Cap Aggressive Growth Fund 0.85% on the first $250 million Small Cap Strategic Growth Fund 0.75% on assets over $250 million
      --------------------------------------------------------------------
      Small Cap Special Values Fund    0.75% on the first $500 million
                                       0.70% on assets over $500 million
      --------------------------------------------------------------------
      VALIC Ultra Fund                 0.89% on the first $250 million
                                       0.84% on the next $250 million
                                       0.79% on $500 million to $1 billion
                                       0.74% on assets over $1 billion

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2007. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                              Maximum Expense
                  Fund                          Limitation
                  --------------------------- ---------------
                  Blue Chip Growth*..........      0.95%
                  Broad Cap Value Income.....      0.85%
                  Core Equity................      0.85%
                  Core Value.................      0.83%
                  Foreign Value..............      1.00%
                  Global Equity..............      1.09%
                  Global Strategy............      0.80%
                  Growth & Income............      0.85%
                  Inflation Protected........      0.65%
                  International Growth I.....      1.01%
                  Large Cap Core.............      0.85%
                  Large Capital Growth.......      0.80%
                  Mid Cap Strategic Growth...      0.85%
                  Money Market I.............      0.55%
                  Small Cap Aggressive Growth      1.00%
                  Small Cap..................      0.95%
                  Small Cap Special Values...      0.90%
                  Small Cap Strategic Growth.      1.00%
                  VALIC Ultra................      0.95%
                  Value*.....................      1.10%

--------
*Prior to October 1, 2006, the expense limitations for the Blue Chip Growth
 Fund and the Value Fund were 1.10% and 1.30%, respectively.

 VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo")--subadviser for the
        Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

     A I M Capital Management, Inc.--subadviser for a portion of the Large
        Capital Growth Fund and a portion of the International Growth I Fund. American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--subadviser for the Core Value Fund, the VALIC Ultra Fund, a portion of the International Growth I Fund, and a portion of the Small Cap Fund.
     Barrow, Hanley, Mewhinney & Strauss, Inc.--subadviser for the Broad Cap
        Value Income Fund.
     BlackRock Financial Management, LLC ("BlackRock")***--subadviser for the
        Core Equity Fund.
     Brazos Capital Management, LP--subadviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Bridgeway Capital Management, Inc.*--subadviser for a portion of the Small
        Cap Fund.
     Evergreen Investment Management Company, LLC--subadviser for the Large Cap
        Core Fund, the Small Cap Strategic Growth Fund, and a portion of the Small Cap Special Values Fund.
     Franklin Advisers, Inc.--subadviser for a portion of the Global Strategy
        Fund.
     Franklin Portfolio Associates, LLC--subadviser for a portion of the Small
        Cap Fund.
     Massachusetts Financial Services Company ("MFS")--subadviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc.
        (d/b/a/"Van Kampen")--subadviser for a portion of the Mid Cap Strategic Growth Fund.
     OppenheimerFunds, Inc.--subadviser for the Value Fund.
     Putnam Investment Management, LLC--subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.
     RCM Capital Management, LLC--subadviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.
     Templeton Global Advisors, Ltd.--subadviser for the Foreign Value Fund. Templeton Investment Counsel, LLC--subadviser for a portion of the Global
        Strategy Fund.
     Wellington Management Company, LLP****--subadviser for a portion of the
        Science & Technology Fund.
     Wells Capital Management, Inc**.--subadviser for the Small Cap Aggressive
        Growth Fund.
--------
* Effective October 1, 2006, Bridgeway Capital Management, Inc. became a sub-adviser for the Small Cap Fund, managing a portion of the assets of the Fund. American Century, Franklin Portfolio Associates, LLC, and T. Rowe Price Associates, Inc., continue to manage a portion of the assets of the Small Cap Fund.
** Effective November 6, 2006, Wells Capital Management, Inc. replaced Credit
   Suisse Asset Management, LLC as subadviser of the Small Cap Aggressive Growth Fund.
***Effective March 5, 2007, BlackRock Financial Management, LLC ("BlackRock") replaced Edge Asset Management, Inc. (formerly, WM Advisors, Inc.) and Wellington Management Company, LLP as a subadviser for the Core Equity Fund.
****Effective January 29, 2007, Wellington Management Company, LLP became a subadviser for the Science & Technology Fund, managing a portion of the assets of the Fund. RCM Capital Management, LLC ("RCM") and T. Rowe Price Associates, Inc. continue to manage a portion of the assets of the Science & Technology Fund.

The subadvisers are compensated for their services by VALIC.

 VC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SAAMCo. SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended May 31, 2007, the Series accrued $13,245,906 for accounting and administrative services.

 VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2007, the Series accrued $104,616 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2007, VC I has deferred $15,570 of director compensation.

 On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director's death prior to complete distribution of benefits, the Director's beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                            Retirement Plan Retirement Plan
                            Retirement Plan     Expense        Payments
                            Liability as of --------------- ---------------
                                May 31,          For the period ended
     Fund                        2007                May 31, 2007
     ---------------------- --------------- -------------------------------
     Asset Allocation......     $53,733         $6,274           $747
     Blue Chip Growth......      12,028          2,612             --
     Broad Cap Value Income       1,140          1,039             --
     Capital Conservation..      40,419          8,014            844

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                               Retirement Plan Retirement Plan
                               Retirement Plan     Expense        Payments
                               Liability as of --------------- ---------------
                                   May 31,          For the period ended
 Fund                               2007                May 31, 2007
 ----------------------------- --------------- -------------------------------
 Core Equity..................   $  222,042       $ 17,722         $ 2,054
 Core Value...................       70,060          8,818              --
 Foreign Value................       27,489         27,387              --
 Global Equity................       15,846         15,744              --
 Global Strategy..............       16,051         15,847              --
 Government Securities........       54,150          4,403             498
 Growth & Income..............       59,180          5,516             648
 Health Sciences..............       36,890          6,888              --
 Inflation Protected..........        1,438            613              --
 International Equities.......       84,899         31,960           4,049
 International Government Bond       46,158          5,250             609
 International Growth I.......      123,720         19,369              --
 Large Cap Core...............        6,272          6,171              --
 Large Capital Growth.........       23,793         22,908              --
 Mid Cap Index................      449,699         91,710          11,260
 Mid Cap Strategic Growth.....        6,294          5,381              --
 Money Market I...............      159,265         17,128           2,072
 Nasdaq-100(R) Index..........       22,081          3,150              --
 Science & Technology.........      362,626         38,688           4,441
 Small Cap Aggressive Growth..        2,337          2,236              --
 Small Cap....................      185,295         22,746              --
 Small Cap Index..............      143,379         37,900           4,736
 Small Cap Special Values.....       14,298         14,096              --
 Small Cap Strategic Growth...        7,227          7,125              --
 Social Awareness.............      114,214         14,737           1,803
 Stock Index..................    1,242,235        182,293          22,087
 VALIC Ultra..................      164,473         44,024              --
 Value........................       13,027          6,701              --

 At May 31, 2007, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

              Fund                           VALIC  AIGAIC  AGL
              ----------------------------- ------- ------ -----
              Asset Allocation.............  99.99%    --      *
              Blue Chip Growth.............  99.90%    --      *
              Broad Cap Value Income....... 100.00%    --     --
              Capital Conservation......... 100.00%    --     --
              Core Equity.................. 100.00%    --     --
              Core Value...................  99.97%    --      *
              Foreign Value................ 100.00%    --     --
              Global Equity................ 100.00%    --     --
              Global Strategy.............. 100.00%    --     --
              Government Securities........  92.21%  7.79%    --
              Growth & Income..............  94.49%  5.51%    --
              Health Sciences..............  99.97%    --      *
              Inflation Protected.......... 100.00%    --     --
              International Equities.......  97.56%     *      *
              International Government Bond 100.00%    --     --
              International Growth I....... 100.00%    --     --
              Large Cap Core............... 100.00%    --     --
              Large Capital Growth......... 100.00%    --     --
              Mid Cap Index................  98.47%    --      *
              Mid Cap Strategic Growth..... 100.00%    --     --
              Money Market I...............  82.52%     *  16.90%
              Nasdaq-100(R) Index..........  94.77%    --   5.15%
              Science & Technology.........  99.77%     *      *

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                 Fund                         VALIC  AIGAIC AGL
                 --------------------------- ------- ------ ---
                 Small Cap Aggressive Growth 100.00%   --   --
                 Small Cap.................. 100.00%   --   --
                 Small Cap Index............  99.28%   --    *
                 Small Cap Special Value.... 100.00%   --   --
                 Small Cap Strategic Growth. 100.00%   --   --
                 Social Awareness........... 100.00%   --   --
                 Stock Index................  96.67%    *    *
                 VALIC Ultra................ 100.00%   --   --
                 Value...................... 100.00%   --   --

--------
*Less than 5% ownership.

 As disclosed in the schedule of investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2007, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                        Change in
                                                        Market Value                        Realized   Unrealized  Market Value
Fund                     Security               Income   at 5/31/06  Purchases    Sales    Gain/(Loss) Gain/(Loss) at 05/31/07
----------- ---------------------------------- -------- ------------ ---------- ---------- ----------- ----------- ------------
Stock Index American International Group, Inc. $680,130 $64,393,280  $1,401,322 $5,217,627 $4,437,336  $7,600,581  $72,614,892

 During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

                                                    International  Large       Mid Cap
                             Core Equity Core Value   Growth I    Cap Core Strategic Growth Small Cap Value Fund
                             ----------- ---------- ------------- -------- ---------------- --------- ----------
Cazenove & Co...............   $   --       $ --       $4,753       $--          $ --        $   --      $ --
J.P. Morgan Securities, Inc.       --        581        7,509        --            --         2,894        --
J.P. Morgan Securities, Ltd.       --         --          954        --            --            --        --
Merrill Lynch & Co., Inc....    2,302         --           --        --            --            --        --
Morgan Stanley & Co., Inc...       --         --           --        --           693            --        --
Oppenheimer & Co., Inc......       --         --           --        --            --            --       710
Wachovia Securities LLC.....       --         --           --        57            --            --        --

 On May 12, 2005, the International Government Bond Fund purchased $6,900,000 par value of Government of Norway 5.50% due 05/15/09. The Fund has an investment restriction which prohibits it from investing in securities in countries not listed in the Fund's benchmark. On June 6, 2006, the entire position was sold to correct this error, resulting in a loss of $14,424, which was reimbursed by AIGGIC, the subadviser to the Fund.

 On March 5, 2007, the Core Equity Fund purchased 7,800 shares of AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On March 7, 2007, the entire position was sold to correct this error, resulting in a gain of $2,746 to the Fund.

 On April 3, 2007, the Core Equity Fund purchased 48,400 shares of AIG common stock. The Fund has an investment restriction which prohibits the Fund from acquiring any security issued by AIG or another affiliate of VALIC. On April 5, 2007, the purchase of the 48,400 shares was cancelled resulting in no gain
(loss) to the Fund.

Note 5 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2007, were as follows:

                               Purchases of      Sales of
                                Investment      Investment
                                Securities      Securities
                              (Excluding U.S. (Excluding U.S. Purchases of U.S. Sales of U.S.
                                Government      Government       Government      Government
Fund                            Securities)     Securities)      Securities      Securities
----------------------------- --------------- --------------- ----------------- -------------
Asset Allocation.............  $169,194,902    $151,930,562     $ 27,426,555    $ 35,120,534
Blue Chip Growth.............    52,801,238      21,373,146               --              --
Broad Cap Value Income.......     7,579,764       8,422,629               --              --
Capital Conservation.........   231,514,731     194,062,165      186,000,628     209,100,364
Core Equity..................   490,131,499     577,653,027               --              --
Core Value...................    70,141,421      99,371,775               --              --
Foreign Value................   477,406,634     234,968,627               --              --
Global Equity................   359,376,556     404,204,046               --              --
Global Strategy..............   215,647,223     129,380,990          614,549              --
Government Securities........    12,664,445       7,951,500      138,818,518     148,596,392
Growth & Income..............   237,053,619     261,852,193               --              --
Health Sciences..............    88,120,261     106,181,661               --              --
Inflation Protected..........            --              --        5,406,194       5,485,890
International Equities.......   536,820,849     430,380,747               --              --
International Government Bond   188,066,042     194,900,499       28,874,879      29,443,110
International Growth I.......   448,525,698     415,927,494               --              --

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                             Purchases of      Sales of
                              Investment      Investment
                              Securities      Securities
                            (Excluding U.S. (Excluding U.S. Purchases of U.S. Sales of U.S.
                              Government      Government       Government      Government
Fund                          Securities)     Securities)      Securities      Securities
--------------------------- --------------- --------------- ----------------- -------------
Large Cap Core............. $   27,658,822  $  128,618,003         $--             $--
Large Capital Growth.......    443,117,210     514,751,116          --              --
Mid Cap Index..............    637,240,459     366,008,136          --              --
Mid Cap Strategic Growth...    758,827,006     813,064,027          --              --
Nasdaq-100(R) Index........      4,115,824      20,872,440          --              --
Science & Technology.......  1,530,038,249   1,702,330,219          --              --
Small Cap Aggressive Growth     98,329,170     107,985,816          --              --
Small Cap..................    483,562,742     593,278,500          --              --
Small Cap Index............    356,068,199     190,623,380          --              --
Small Cap Special Values...    232,842,763     270,800,190          --              --
Small Cap Strategic Growth.    138,810,184     169,338,687          --              --
Social Awareness...........    605,329,018     617,073,084          --              --
Stock Index................    206,737,959     498,767,764          --              --
VALIC Ultra................  1,084,130,998   1,341,768,290          --              --
Value......................    122,570,965     250,200,260          --              --

Note 6 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2007.

                               Identified Cost    Gross        Gross     Net Unrealized
                               of Investments   Unrealized   Unrealized   Appreciation
Fund                                Owned      Appreciation Depreciation (Depreciation)
------------------------------ --------------- ------------ ------------ --------------
Asset Allocation.............. $  163,778,364  $ 14,956,743 $  1,690,188  $ 13,266,555
Blue Chip Growth..............     96,874,051    23,763,564    1,276,054    22,487,510
Broad Cap Value Income........     27,459,556     5,327,332      187,459     5,139,873
Capital Conservation..........    182,784,389       713,545    2,129,538    (1,415,993)
Core Equity...................    431,099,943    59,609,685    7,624,090    51,985,595
Core Value....................    202,102,904    48,089,311    3,130,162    44,959,149
Foreign Value.................  1,078,536,222   138,395,528   15,042,252   123,353,276
Global Equity.................    480,565,670    76,677,942    2,073,858    74,604,084
Global Strategy...............    510,803,003    67,424,538    4,463,944    62,960,594
Government Securities.........    122,777,307        73,243    1,210,935    (1,137,692)
Growth & Income...............    145,872,876    14,259,033    1,517,131    12,741,902
Health Sciences...............    167,920,784    39,778,867    8,391,165    31,387,702
Inflation Protected...........     16,655,454            --      486,516      (486,516)
International Equities........  1,036,562,770   282,874,295   13,283,990   269,590,305
International Government Bond*    129,348,836     3,902,717    2,215,762     1,686,955
International Growth I........    623,738,429   147,558,500    4,206,991   143,351,509
Large Cap Core................     83,188,774    13,152,722    1,242,047    11,910,675
Large Capital Growth..........    517,724,877    94,892,514    4,241,804    90,650,710
Mid Cap Index.................  3,138,436,153   825,304,314  129,812,821   695,491,493
Mid Cap Strategic Growth......    352,888,993    51,876,074    6,706,483    45,169,591
Money Market I................    527,787,461            --           --            --
Nasdaq-100(R) Index...........     72,045,639    26,394,826    4,187,674    22,207,152
Science & Technology..........    933,039,458   111,509,387   31,534,170    79,975,217
Small Cap Aggressive Growth...     58,930,655     6,115,860      627,977     5,487,883
Small Cap.....................    593,360,794   116,760,823   18,725,612    98,035,211
Small Cap Index...............  1,295,964,589   296,448,461   65,869,409   230,579,052
Small Cap Special Values......    441,261,231    54,050,438   12,800,509    41,249,929

--------
*The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2006.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                           Identified Cost                     Gross     Net Unrealized
                           of Investments  Gross Unrealized  Unrealized   Appreciation
Fund                            Owned        Appreciation   Depreciation (Depreciation)
-------------------------- --------------- ---------------- ------------ --------------
Small Cap Strategic Growth $  186,191,914   $   24,201,385  $  6,750,086 $   17,451,299
Social Awareness..........    439,053,261       48,950,772     6,127,549     42,823,223
Stock Index...............  3,400,371,154    2,431,052,318   217,638,303  2,213,414,015
VALIC Ultra...............    956,233,840      150,058,258     7,113,117    142,945,141
Value.....................     78,114,256       11,601,226       371,958     11,229,268

 The tax basis distributable earnings at May 31, 2007 and the tax character of distributions paid during the year ended May 31, 2007 were as follows:

                                       Distributable Earnings               Tax Distributions
                            -------------------------------------------  ------------------------
                                        Long-term Gains/
                                          Capital Loss     Unrealized                 Long-Term
                             Ordinary    Carryover and    Appreciation    Ordinary     Capital
Fund                          Income      Other Losses   (Depreciation)    Income       Gains
--------------------------- ----------- ---------------- --------------  ----------- ------------
Asset Allocation........... $ 8,778,111 $     5,699,888  $   13,469,225  $ 6,476,557 $ 17,972,392
Blue Chip Growth...........     304,930      (2,113,211)     22,488,085      164,717           --
Broad Cap Value Income.....     860,977          44,631       5,139,873      271,979           --
Capital Conservation.......  10,132,102        (794,079)     (1,409,783)   3,178,375           --
Core Equity................   3,867,555    (112,361,259)     51,947,558    3,049,676           --
Core Value.................   5,501,932       5,426,154      44,959,149    1,900,003           --
Foreign Value..............  40,789,613          53,124     123,356,933    8,776,933           --
Global Equity..............  28,846,004       1,052,150      74,704,139    5,556,099           --
Global Strategy............  14,176,508         742,071      63,820,804    7,534,936           --
Government Securities......   4,668,687      (4,879,170)     (1,137,692)   2,583,720           --
Growth & Income............   1,732,535       6,185,584      12,741,902      952,162           --
Health Sciences............   6,189,880      10,041,517      31,741,833    5,612,768   16,910,552
Inflation Protected........     303,317        (544,952)       (486,516)     545,426           --
International Equities.....  30,414,893      19,706,927     272,723,587   45,520,828   23,959,731
International Govt Bond*...          --        (118,280)      1,723,624    6,981,559    3,026,695
International Growth I.....   6,162,163     (56,137,482)    143,342,049    9,266,849           --
Large Cap Core.............   2,980,629         290,618      11,910,640      927,751           --
Large Capital Growth.......   1,208,447        (256,574)     90,650,701    1,326,497           --
Mid Cap Index..............  45,379,086     183,355,955     695,491,493   23,249,259  161,536,455
Mid Cap Strategic Growth...   7,823,997         805,898      45,169,978      147,349           --
Money Market I.............     163,603              --              --   22,979,703           --
Nasdaq-100(R) Index........      73,267        (633,619)     22,207,152       64,720           --
Science & Technology.......          --  (1,528,103,844)     79,927,030           --           --
Small Cap Aggressive Growth         737          11,480       5,487,884       52,480           --
Small Cap..................   2,645,970      50,467,105      98,035,172    9,571,664   33,573,371
Small Cap Index............  26,112,422      76,533,026     230,579,052   12,199,024   45,493,451
Small Cap Special Values...  18,791,884         115,801      41,249,929    3,489,088       56,680
Small Cap Strategic Growth.          --        (427,933)     17,451,299           --           --
Social Awareness...........  34,956,643      17,342,852      42,823,224    2,907,560   17,525,871
Stock Index................  82,922,103     243,456,912   2,213,414,015   42,619,498  162,005,784
VALIC Ultra................          --    (344,523,928)    142,940,499      127,665           --
Value......................   6,061,031       2,006,033      11,229,268   10,699,427      863,302

--------
*The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2006.

 The tax character of distributions paid during the year ended May 31, 2006 were as follows:

                                           Tax Distributions
                                         ---------------------
                                                    Long-Term
                                          Ordinary   Capital
                  Fund                     Income     Gains
                  ---------------------- ---------- ----------
                  Asset Allocation...... $3,454,371 $9,083,246
                  Blue Chip Growth......     73,692         --
                  Broad Cap Value Income      4,357         --
                  Capital Conservation..  2,040,002         --
                  Core Equity...........  2,570,001         --
                  Core Value............  2,100,003         --

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                             Tax Distributions
                                          -----------------------
                                                       Long-Term
                                           Ordinary     Capital
              Fund                          Income       Gains
              --------------------------- ----------- -----------
              Foreign Value.............. $       792 $        --
              Global Equity..............       1,903          --
              Global Strategy............       4,532          --
              Government Securities......   2,390,001          --
              Growth & Income............     770,002          --
              Health Sciences............   1,665,685   5,691,828
              Inflation Protected........     493,966          --
              International Equities.....   3,900,003          --
              International Govt Bond....   5,979,423   8,107,944
              International Growth I.....   2,170,003          --
              Large Cap Core.............       2,527          --
              Large Capital Growth.......      18,952          --
              Mid Cap Index..............  17,342,729  73,934,189
              Mid Cap Strategic Growth...          --          --
              Money Market I.............  14,525,272          --
              Nasdaq-100(R) Index........      23,364          --
              Science & Technology.......          --          --
              Small Cap Aggressive Growth          --          --
              Small Cap..................          --          --
              Small Cap Index............  14,482,374  16,513,802
              Small Cap Special Values...       5,764          --
              Small Cap Strategic Growth.          --          --
              Social Awareness...........   2,350,003          --
              Stock Index................  35,344,318  95,042,471
              VALIC Ultra................          --          --
              Value......................   1,926,851     371,888

 As of May 31, 2007, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                                           Capital Loss Carryforward
                       -------------------------------------------------------------------------------------------------
Fund                       2008         2009         2010         2011        2012        2013       2014       2015
---------------------- ------------ ------------ ------------ ------------ ----------- ---------- ---------- -----------
Blue Chip Growth*..... $         -- $  1,515,384 $    957,898 $    154,910 $        -- $       -- $       -- $        --
Capital Conservation..           --           --           --           --          --     50,164    374,523     241,747
Core Equity...........           --           --    1,521,544   78,196,502  32,639,490         --         --          --
Government Securities.           --           --           --           --     858,141  1,300,788         --   2,207,762
Inflation Protected...           --           --           --           --          --         --     17,841     478,150
International Growth I           --           --           --   56,019,997          --         --         --          --
Large Capital Growth..           --           --           --           --          --    152,457    104,117          --
Nasdaq 100(R) Index...           --           --           --           --          --    633,619         --          --
Science & Technology..           --  951,146,838  404,504,281  171,964,888          --         --         --          --
Small Cap Strategic
 Growth...............           --           --           --           --          --         --    427,610          --
Valic Ultra...........  114,078,854   77,415,024  102,053,141    1,573,371          --         --  1,130,162  47,815,438

--------
*The capital loss carryforward includes $2,628,192 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to Section 382(b)(1) of the Internal Revenue Code.

 The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                             Capital Loss
                                             Carryforward
                      Fund                     Utilized
                      ---------------------- ------------
                      Blue Chip Growth...... $ 1,347,576
                      Broad Cap Value.......     135,431
                      Core Equity...........  63,241,836
                      Core Value............   2,085,201
                      Growth & Income.......   9,908,923
                      International Growth I  70,797,874

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                               Capital Loss
                                               Carryforward
                    Fund                         Utilized
                    -------------------------- ------------
                    Large Cap Core............ $     5,571
                    Large Capital Growth......     218,404
                    Mid Cap Strategic Growth..     215,498
                    Nasdaq 100(R) Index.......   5,743,921
                    Science & Technology......  47,721,778
                    Small Cap Strategic Growth   1,702,839

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2007, the Funds elected to defer capital losses as follows:

                                  Deferred Post-October Deferred Post-October
   Fund                               Capital Loss          Currency Loss
   ------------------------------ --------------------- ---------------------
   Blue Chip Growth..............       $     --              $  3,961
   Capital Conservation..........        127,645                    --
   Core Equity...................             --                     5
   Core Value....................             --                     5
   Foreign Value.................             --                58,007
   Government Securities.........        512,479                    --
   Health Sciences...............             --                19,963
   Inflation Protected...........         48,961                    --
   International Equities........             --                30,043
   International Growth I........             --               117,485
   International Government Bond*             --               118,280
   Science & Technology..........             --               487,837
   Small Cap Strategic Growth....             --                   323
   Valic Ultra...................         44,831               413,107

*The Deferred Post-October Currency loss for International Government Bond Fund is for the tax year ended September 30, 2006.

 For the period ended May 31, 2007, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

                                 Accumulated       Accumulated
                              Undistributed Net Undistributed Net
                              Investment Income   Realized Gain
                                   (Loss)            (Loss)       Capital Paid-in
                              ----------------- ----------------- ---------------
Asset Allocation.............    $   34,293        $   (34,293)     $        --
Blue Chip Growth.............        (6,600)             6,600               --
Broad Cap Value..............        (3,179)             3,179               --
Capital Conservation.........        70,977            (70,977)              --
Core Equity..................           (59)                59               --
Core Value...................            (5)                 5               --
Foreign Value................        17,344            (17,344)              --
Global Equity................     4,850,664         (4,850,664)              --
Global Strategy..............       958,863           (958,863)              --
Government Securities........        21,342            (21,342)              --
Growth & Income..............           674               (674)              --
Health Sciences..............       723,074           (723,074)              --
Inflation Protected..........            --                 --               --
International Equities.......       192,828           (192,828)              --
International Government Bond       (73,436)            73,436               --
International Growth I.......       594,023           (594,023)              --
Large Cap Core...............         1,547             (1,547)              --
Large Capital Growth.........           562               (562)              --
Mid Cap Index................            --                 --               --
Mid Cap Strategic Growth.....        96,206            (96,206)              --
Money Market I...............            --                 --               --
Nasdaq 100(R) Index..........            --                 --               --
Science & Technology.........     3,130,923            571,516       (3,702,439)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                               Accumulated       Accumulated
                            Undistributed Net Undistributed Net
                            Investment Income   Realized Gain
                                 (Loss)            (Loss)       Capital Paid-in
                            ----------------- ----------------- ---------------
Small Cap Aggressive Growth     $425,843          $(425,843)      $        --
Small Cap..................           --                 --                --
Small Cap Index............           --                 --                --
Small Cap Special Values...        1,530                 --            (1,530)
Small Cap Strategic Growth.      355,651                 72          (355,723)
Social Awareness...........           --                 --                --
Stock Index................           --                 --                --
Valic Ultra................      598,042            416,039        (1,014,081)
Value......................           --                 --                --

Note 7 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                           Asset Allocation
                        -----------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  -------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------  -------------
Shares sold............   1,736,448  $  20,998,503   1,344,151  $  16,607,630
Reinvested dividends...   2,150,303     24,448,949   1,044,597     12,537,617
Shares redeemed........  (2,985,737)   (36,092,280) (3,979,057)   (49,149,135)
                        -----------  -------------  ----------  -------------
Net increase (decrease)     901,014  $   9,355,172  (1,590,309) $ (20,003,888)
                        ===========  =============  ==========  =============

                                        Broad Cap Value Income
                        -----------------------------------------------------
                            For the year ended      For the period December 5,
                               May 31, 2007           2005* to May 31, 2006
                        --------------------------  -------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------  -------------
Shares sold............     710,583  $   8,062,600   2,663,828  $  27,294,008
Reinvested dividends...      23,733        271,979         436          4,357
Shares redeemed........    (815,745)    (9,019,528)     (1,116)       (11,391)
                        -----------  -------------  ----------  -------------
Net increase (decrease)     (81,429) $    (684,949)  2,663,148  $  27,286,974
                        ===========  =============  ==========  =============

                                             Core Equity
                        -----------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  -------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------  -------------
Shares sold............   3,624,615  $  50,076,092   2,224,421  $  28,603,134
Reinvested dividends...     214,012      3,049,676     202,068      2,570,001
Shares redeemed........ (10,487,361)  (144,969,052) (9,981,692)  (128,137,131)
                        -----------  -------------  ----------  -------------
Net increase (decrease)  (6,648,734) $ (91,843,284) (7,555,203) $ (96,963,996)
                        ===========  =============  ==========  =============

                                         Blue Chip Growth
                        --------------------------------------------------
                           For the year ended        For the year ended
                              May 31, 2007              May 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  5,614,926  $ 53,720,274   3,274,923  $ 29,216,816
Reinvested dividends...     16,757       164,717       8,116        73,692
Shares redeemed........ (2,461,992)  (23,418,417) (1,805,317)  (15,926,763)
                        ----------  ------------  ----------  ------------
Net increase (decrease)  3,169,691  $ 30,466,574   1,477,722  $ 13,363,745
                        ==========  ============  ==========  ============

                                       Capital Conservation
                        --------------------------------------------------
                           For the year ended        For the year ended
                              May 31, 2007              May 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  5,070,307  $ 49,530,279  16,092,156  $152,883,020
Reinvested dividends...    323,334     3,178,375     214,558     2,040,002
Shares redeemed........ (9,696,084)  (95,145,790) (3,103,663)  (29,677,641)
                        ----------  ------------  ----------  ------------
Net increase (decrease) (4,302,443) $(42,437,136) 13,203,051  $125,245,381
                        ==========  ============  ==========  ============

                                            Core Value
                        --------------------------------------------------
                           For the year ended        For the year ended
                              May 31, 2007              May 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............  3,598,052  $ 40,702,926   3,635,811  $ 37,762,879
Reinvested dividends...    160,203     1,900,003     205,890     2,100,003
Shares redeemed........ (6,881,560)  (78,091,681) (5,080,087)  (52,347,353)
                        ----------  ------------  ----------  ------------
Net increase (decrease) (3,123,305) $(35,488,752) (1,238,386) $(12,484,471)
                        ==========  ============  ==========  ============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


                                            Foreign Value
                        ----------------------------------------------------
                            For the year ended      For the period December 5,
                               May 31, 2007           2005* to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............  26,583,233  $ 321,777,078  65,498,745   $708,757,533
Reinvested dividends...     725,966      8,776,933          78            792
Shares redeemed........ (13,701,520)  (158,261,520)    (24,989)      (268,883)
                        -----------  -------------  ----------   ------------
Net increase (decrease)  13,607,679  $ 172,292,491  65,473,834   $708,489,442
                        ===========  =============  ==========   ============

                                           Global Strategy
                        ----------------------------------------------------
                            For the year ended      For the period December 5,
                               May 31, 2007           2005* to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............   9,633,760  $ 115,200,164  37,846,030   $414,298,237
Reinvested dividends...     626,867      7,534,936         448          4,532
Shares redeemed........  (9,115,231)  (105,905,829)     (3,415)       (37,264)
                        -----------  -------------  ----------   ------------
Net increase (decrease)   1,145,396  $  16,829,271  37,843,063   $414,265,505
                        ===========  =============  ==========   ============

                                           Growth & Income
                        ----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2007               May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............   1,191,010  $  18,972,590     788,344   $ 11,341,333
Reinvested dividends...      58,272        952,162      54,279        770,002
Shares redeemed........  (2,685,974)   (42,589,509) (3,086,302)   (44,352,783)
                        -----------  -------------  ----------   ------------
Net increase (decrease)  (1,436,692) $ (22,664,757) (2,243,679)  $(32,241,448)
                        ===========  =============  ==========   ============

                                         Inflation Protected
                        ----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2007               May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............     555,192  $   5,405,525   1,096,043   $ 10,888,448
Reinvested dividends...      56,756        545,426      50,260        493,966
Shares redeemed........    (640,305)    (6,228,136)   (547,368)    (5,385,013)
                        -----------  -------------  ----------   ------------
Net increase (decrease)     (28,357) $    (277,185)    598,935   $  5,997,401
                        ===========  =============  ==========   ============

                                    International Government Bond
                        ----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2007               May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............   2,503,502  $  30,575,280   1,463,694   $ 18,407,584
Reinvested dividends...     837,511     10,008,254   1,174,662     14,087,367
Shares redeemed........  (3,453,592)   (42,213,337) (2,624,139)   (32,857,657)
                        -----------  -------------  ----------   ------------
Net increase (decrease)    (112,579) $  (1,629,803)     14,217   $   (362,706)
                        ===========  =============  ==========   ============

                                           Large Cap Core
                        ----------------------------------------------------
                            For the year ended      For the period December 5,
                               May 31, 2007           2005* to May 31, 2006
                        --------------------------  ------------------------
                           Shares        Amount       Shares        Amount
                        -----------  -------------  ----------   ------------
Shares sold............   3,798,534  $  39,844,767  17,431,622   $177,209,168
Reinvested dividends...      84,495        927,751         253          2,527
Shares redeemed........ (13,909,030)  (144,967,451)       (875)        (8,843)
                        -----------  -------------  ----------   ------------
Net increase (decrease) (10,026,001) $(104,194,933) 17,431,000   $177,202,852
                        ===========  =============  ==========   ============

                                             Global Equity
                        ------------------------------------------------------
                            For the year ended      For the period December 5,
                               May 31, 2007            2005* to May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   5,898,307  $  69,188,209   38,408,919  $ 416,262,165
Reinvested dividends...     459,562      5,556,099          188          1,903
Shares redeemed........ (10,548,803)  (122,789,820)     (20,473)      (220,772)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (4,190,934) $ (48,045,512)  38,388,634  $ 416,043,296
                        ===========  =============  ===========  =============

                                         Government Securities
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   2,142,215  $  21,688,433    1,543,816  $  15,447,454
Reinvested dividends...     255,561      2,583,720      239,022      2,390,001
Shares redeemed........  (3,951,788)   (39,970,086)  (3,369,084)   (33,666,127)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  (1,554,012) $ (15,697,933)  (1,586,246) $ (15,828,672)
                        ===========  =============  ===========  =============

                                            Health Sciences
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   3,064,209  $  33,517,036    3,812,542  $  41,688,424
Reinvested dividends...   2,165,704     22,523,320      678,112      7,357,513
Shares redeemed........  (5,220,853)   (57,183,068)  (3,320,837)   (35,605,724)
                        -----------  -------------  -----------  -------------
Net increase (decrease)       9,060  $  (1,142,712)   1,169,817  $  13,440,213
                        ===========  =============  ===========  =============

                                        International Equities
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  33,890,309  $ 349,648,402   43,253,305  $ 381,102,337
Reinvested dividends...   6,771,984     69,480,559      472,383      3,900,003
Shares redeemed........ (27,405,066)  (283,719,860) (25,159,322)  (221,136,662)
                        -----------  -------------  -----------  -------------
Net increase (decrease)  13,257,227  $ 135,409,101   18,566,366  $ 163,865,678
                        ===========  =============  ===========  =============

                                        International Growth I
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............  12,889,858  $ 146,398,496    9,778,084  $  95,384,987
Reinvested dividends...     797,491      9,266,849      250,133      2,170,003
Shares redeemed........  (9,987,276)  (114,211,196)  (8,314,512)   (76,586,716)
                        -----------  -------------  -----------  -------------
Net increase (decrease)   3,700,073  $  41,454,149    1,713,705  $  20,968,274
                        ===========  =============  ===========  =============

                                         Large Capital Growth
                        ------------------------------------------------------
                            For the year ended          For the year ended
                               May 31, 2007                May 31, 2006
                        --------------------------  --------------------------
                           Shares        Amount        Shares        Amount
                        -----------  -------------  -----------  -------------
Shares sold............   7,010,134  $  76,436,903   57,340,062  $ 605,933,122
Reinvested dividends...     117,493      1,326,497        1,775         18,952
Shares redeemed........ (18,033,241)  (197,992,396)     (42,087)      (442,910)
                        -----------  -------------  -----------  -------------
Net increase (decrease) (10,905,614) $(120,228,996)  57,299,750  $ 605,509,164
                        ===========  =============  ===========  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


                                              Mid Cap Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............   24,152,830  $ 584,033,063    19,898,276  $ 464,894,296
Reinvested dividends...    7,927,315    184,785,714     3,986,456     91,276,918
Shares redeemed........  (17,779,999)  (428,918,409)  (12,472,048)  (288,657,446)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   14,300,146  $ 339,900,368    11,412,684  $ 267,513,768
                        ============  =============  ============  =============

                                             Money Market I
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............  438,356,289  $ 438,356,289   341,507,338  $ 341,507,338
Reinvested dividends...   22,979,703     22,979,703    14,525,272     14,525,272
Shares redeemed........ (387,611,948)  (387,611,948) (321,338,118)  (321,338,118)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   73,724,044  $  73,724,044    34,694,492  $  34,694,492
                        ============  =============  ============  =============

                                          Science & Technology
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    9,852,891  $ 115,784,060     5,937,480  $  70,061,818
Reinvested dividends...           --             --            --             --
Shares redeemed........  (28,656,097)  (343,373,221)  (23,933,644)  (281,765,820)
                        ------------  -------------  ------------  -------------
Net increase (decrease)  (18,803,206) $(227,589,161)  (17,996,164) $(211,704,002)
                        ============  =============  ============  =============

                                                Small Cap
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    4,842,617  $  60,519,746     4,398,213  $  54,186,968
Reinvested dividends...    3,565,705     43,145,035            --             --
Shares redeemed........  (14,901,046)  (186,179,677)  (11,143,359)  (136,809,358)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (6,492,724) $ (82,514,896)   (6,745,146) $ (82,622,390)
                        ============  =============  ============  =============

                                        Small Cap Special Values
                        --------------------------------------------------------
                             For the year ended       For the period December 5,
                                May 31, 2007            2005* to May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    5,487,081  $  60,882,612    35,243,169  $ 378,282,778
Reinvested dividends...      307,792      3,545,768           583          5,764
Shares redeemed........  (10,387,429)  (115,862,606)       (4,447)       (47,147)
                        ------------  -------------  ------------  -------------
Net increase (decrease)   (4,592,556) $ (51,434,226)   35,239,305  $ 378,241,395
                        ============  =============  ============  =============

                                            Social Awareness
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ---------------------------  ---------------------------
                           Shares         Amount        Shares         Amount
                        ------------  -------------  ------------  -------------
Shares sold............    4,239,537  $  94,681,655     2,026,719  $  41,060,394
Reinvested dividends...      916,297     20,433,431       117,887      2,350,003
Shares redeemed........   (4,196,696)   (93,107,680)   (4,256,097)   (85,698,146)
                        ------------  -------------  ------------  -------------
Net increase (decrease)      959,138  $  22,007,406    (2,111,491) $ (42,287,749)
                        ============  =============  ============  =============

                                        Mid Cap Strategic Growth
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............   3,862,905  $    46,050,165   29,698,297  $ 352,993,563
Reinvested dividends...      12,188          147,349           --             --
Shares redeemed........ (11,218,328)    (132,942,162)     (38,068)      (449,837)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)  (7,343,235) $   (86,744,648)  29,660,229  $ 352,543,726
                        ===========  ===============  ===========  =============

                                           NASDAQ-100(R) Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............   4,626,944  $    21,760,598    5,697,795  $  25,818,357
Reinvested dividends...      13,235           64,720        5,046         23,364
Shares redeemed........  (7,818,852)     (36,852,424)  (7,993,505)   (36,161,802)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)  (3,178,673) $   (15,027,106)  (2,290,664) $ (10,320,081)
                        ===========  ===============  ===========  =============

                                          Small Cap Aggressive
                        --------------------------------------------------------
                             For the year ended       For the period December 5,
                                May 31, 2007             2005* to May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............   1,040,359  $    10,629,226    6,049,195  $  62,375,479
Reinvested dividends...       5,150           52,480           --             --
Shares redeemed........  (2,643,165)     (26,479,518)     (17,264)      (177,994)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)  (1,597,656) $   (15,797,812)   6,031,931  $  62,197,485
                        ===========  ===============  ===========  =============

                                             Small Cap Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............  15,380,903  $   275,462,181   19,117,301  $ 317,466,568
Reinvested dividends...   3,228,454       57,692,475    1,910,553     30,996,176
Shares redeemed........ (12,874,623)    (230,878,924)  (9,276,679)  (156,596,233)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)   5,734,734  $   102,275,732   11,751,175  $ 191,866,511
                        ===========  ===============  ===========  =============

                                       Small Cap Strategic Growth
                        --------------------------------------------------------
                             For the year ended       For the period December 5,
                                May 31, 2007             2005* to May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............   2,436,339  $    25,217,945   18,730,327  $ 195,603,997
Reinvested dividends...          --               --           --             --
Shares redeemed........  (7,169,306)     (74,462,565)     (10,633)      (110,053)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)  (4,732,967) $   (49,244,620)  18,719,694  $ 195,493,944
                        ===========  ===============  ===========  =============

                                               Stock Index
                        --------------------------------------------------------
                             For the year ended           For the year ended
                                May 31, 2007                 May 31, 2006
                        ----------------------------  --------------------------
                           Shares         Amount         Shares        Amount
                        -----------  ---------------  -----------  -------------
Shares sold............  19,339,031  $   698,752,150   15,494,958  $ 518,896,342
Reinvested dividends...   5,584,751      204,625,282    3,903,679    130,386,789
Shares redeemed........ (31,426,134)  (1,144,295,613) (18,316,796)  (614,142,141)
                        -----------  ---------------  -----------  -------------
Net increase (decrease)  (6,502,352) $  (240,918,181)   1,081,841  $  35,140,990
                        ===========  ===============  ===========  =============

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


                                               VALIC Ultra
                         -----------------------------------------------------------
                             For the year ended      For the Period December 5, 2005*
                                May 31, 2007                 May 31, 2006
                         --------------------------  -------------------------------
                            Shares        Amount        Shares          Amount
                         -----------  -------------   -----------    --------------
Shares sold.............  16,108,702  $ 148,014,978   80,627,586    $  880,623,013
Shares issued in merger+          --             --   47,216,560       311,874,823
Reinvested dividends....      13,481        127,665           --                --
Shares redeemed......... (43,880,879)  (408,063,251)    (101,669)         (944,281)
                         -----------  -------------   -----------    --------------
Net increase (decrease). (27,758,696) $(259,920,608) 127,742,477    $1,191,553,555
                         ===========  =============   ===========    ==============

                                                 Value
                         ----------------------------------------------------
                             For the year ended         For the year ended
                                May 31, 2007               May 31, 2006
                         --------------------------  ------------------------
                            Shares        Amount       Shares       Amount
                         -----------  -------------  ----------  ------------
Shares sold.............   4,158,899  $  52,068,979  16,112,468  $190,465,791
Shares issued in merger+          --             --          --            --
Reinvested dividends....     990,808     11,562,729     194,208     2,298,739
Shares redeemed......... (14,673,117)  (181,114,152) (2,145,983)  (25,526,225)
                         -----------  -------------  ----------  ------------
Net increase (decrease).  (9,523,410) $(117,482,444) 14,160,693  $167,238,305
                         ===========  =============  ==========  ============

--------
*Commencement of operations
+See Note 2

Note 8 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended May 31, 2007, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                 Fund                        Expense Reductions
                 --------------------------- ------------------
                 Asset Allocation...........      $  4,829
                 Blue Chip Growth...........         2,073
                 Core Equity................        21,802
                 Global Equity..............        56,369
                 Growth & Income............        23,890
                 Health Sciences............        10,316
                 International Growth I.....            68
                 Large Cap Core.............         8,399
                 Large Capital Growth.......        47,458
                 Mid Cap Strategic Growth...        15,687
                 Science & Technology.......       191,217
                 Small Cap Aggressive Growth         7,705
                 Small Cap..................         2,706
                 Small Cap Special Values...        57,648
                 Small Cap Strategic Growth.        14,494
                 Social Awareness...........        81,871

Note 9 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 33.4%, 51.1%, and 20.3%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund and the Foreign Value Fund. The International Equities Fund had 19.8% and 24.4% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 15.4% and 15.0% of its net assets invested in equity securities domiciled in the United Kingdom and Japan. The Foreign Value had 22.6% of its net assets invested in equity securities domiciled in the United Kingdom.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest in companies within relatively more concentrated industry sectors, the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


Note 10 -- Lines of Credit

 The Series and VALIC Company II have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's shortfall exceeds $100,000. For the period ended May 31, 2007, the following funds had borrowings:

                                                        Average   Weighted
                                     Days     Interest    Debt    Average
      Fund                        Outstanding Charges   Utilized  Interest
      --------------------------- ----------- -------- ---------- --------
      Asset Allocation...........       8     $   482  $  375,898   5.79%
      Capital Conservation.......      15         969     401,958   5.80%
      Core Equity................      72      19,126   1,648,871   5.79%
      Core Value.................     111       4,149     233,017   5.78%
      Foreign Value..............      26      34,133   8,227,355   5.74%
      Global Equity..............      23       4,872   1,313,809   5.79%
      Global Strategy............      38      32,771   5,370,311   5.75%
      Government Securities......      13       1,833     879,743   5.76%
      Growth & Income............       4         369     574,493   5.77%
      Health Sciences............       5         178     219,623   5.81%
      International Govt Bond....       5         237     294,785   5.76%
      International Growth I.....      38       6,409   1,050,483   5.78%
      Large Cap Core.............      54      17,312   1,999,538   5.78%
      Large Capital Growth.......      30       3,877     805,644   5.78%
      Mid Cap Strategic Growth...      15         862     357,613   5.80%
      Science & Technology.......      40       7,816   1,219,432   5.77%
      Small Cap Aggressive Growth      46       2,129     290,237   5.76%
      Small Cap..................      88       7,030     497,263   5.78%
      Small Cap Special Values...      52       2,152     256,317   5.80%
      Small Cap Strategic Growth.       7         514     452,836   5.81%
      Stock Index................       1         367   2,275,068   5.81%
      Ultra......................       3          94     194,831   5.81%
      Value......................      98      39,374   2,502,673   5.79%

 As of May 31, 2007, Core Equity had outstanding borrowings of $1,724,203.

Note 11 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2007, none of the Funds participated in the program.

Note 12 -- Security Transactions with Affiliated Portfolios

 The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Directors of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the year ended May 31, 2007, the following Funds engaged in security transactions with affiliated Funds:

                                                          Realized
                                     Cost of    Proceeds   Gain\
             Fund                   Purchases  from sales  (Loss)
             ---------------------- ---------- ---------- --------
             Blue Chip Growth...... $    5,800 $  207,248 $(20,743)
             Core Equity...........  2,514,360  5,692,230  753,302
             Core Value............    413,040    783,159   55,600
             Health Sciences.......     63,000         --       --
             International Equities     33,444         --       --
             International Growth I    192,529         --       --
             Large Capital Growth..  1,295,846    931,139  (75,069)
             Mid Cap Index.........  1,866,732  8,874,059  222,329

VALIC Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                     Cost of    Proceeds   Realized
           Fund                     Purchases  from sales Gain\(Loss)
           ------------------------ ---------- ---------- -----------
           Mid Cap Strategic Growth $  117,836 $  175,411  $   5,024
           Science & Technology....  1,242,835    847,912   (203,018)
           Small Cap...............  3,589,677  1,201,031     37,425
           Stock Index.............  8,572,630  1,804,641   (140,051)
           VALIC Ultra.............  1,375,704  4,852,127   (289,412)
           Value...................     49,632    169,176    (15,945)

Note 13 -- Other Matters

 On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of The Variable Annuity Life Insurance Company ("Adviser"), AIG SAAMCo, AIG Global Investment Corp. ("AIGGIC"), Brazos Capital Management, L.P. ("Brazos") and American General Distributors, Inc. ("AGDI") announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

 AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the fund(s) or portfolio(s). The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

 Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

 As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

 Subject to receipt of permanent relief, the Adviser, AIG SAAMCo, AIGGIC, Brazos and AGDI believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

Note 14 -- Subsequent Events

 On June 29, 2007, VALIC made the following payments to the funds set forth below, which represent the net difference between amounts realized by those funds upon the disposition of AIG stock and amounts those funds would have realized had they sold such AIG stock at the time that VALIC became an indirect wholly-owned subsidiary of AIG (based on the closing prices on August 29, 2001):

                          Fund               Amount
                          ---------------- ----------
                          Asset Allocation $  259,662
                          Blue Chip Growth     29,725
                          Core Equity.....  2,670,798
                          Core Value......    337,418
                          Growth & Income.    212,093
                          Social Awareness    496,419

VALIC Company I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Asset Allocation Fund
                                                      ---------------------------------------------------------------
                                                                               Year Ended May 31,
                                                      ---------------------------------------------------------------
                                                        2007         2006           2005           2004           2003
                                                      --------  --------       --------       --------       --------

PER SHARE DATA
Net asset value at beginning of period............... $  12.01  $  12.28       $  12.12       $  11.21       $  11.35
                                                      ---------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................     0.34      0.33           0.27           0.17           0.25
   Net realized and unrealized gain (loss) on
    investments and foreign currencies...............     1.71      0.31           0.61           1.07          (0.12)
                                                      ---------------------------------------------------------------
   Total income (loss) from investment operations....     2.05      0.64           0.88           1.24           0.13
                                                      ---------------------------------------------------------------
Distributions from:
   Net investment income.............................    (0.21)    (0.16)         (0.27)         (0.19)         (0.26)
   Net realized gain on securities...................    (1.69)    (0.75)         (0.45)         (0.14)         (0.01)
                                                      ---------------------------------------------------------------
   Total distributions...............................    (1.90)    (0.91)         (0.72)         (0.33)         (0.27)
                                                      ---------------------------------------------------------------
Net asset value at end of period..................... $  12.16  $  12.01       $  12.28       $  12.12       $  11.21
                                                      ---------------------------------------------------------------
TOTAL RETURN/(a)/....................................    18.14%     5.36%/(e)/     7.31%         11.08%/(e)/     1.28%/(e)/
                                                      ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     0.70%     0.72%          0.65%          0.68%          0.72%
Ratio of expenses to average net assets/(c)/.........     0.70%     0.72%          0.65%          0.68%          0.72%
Ratio of expense reductions to average net assets....     0.00%        -              -              -              -
Ratio of net investment income (loss) to average net
 assets/(b)/.........................................     2.87%     2.67%          2.18%          1.47%          2.36%
Ratio of net investment income (loss) to average net
 assets/(c)/.........................................     2.87%     2.67%          2.18%          1.47%          2.36%
Portfolio turnover rate..............................      129%      148%           107%/(g)/       79%/(g)/      112%/(g)/
Number of shares outstanding at end of period (000's)   14,567    13,666         15,256         15,869         14,704
Net assets at end of period (000's).................. $177,095  $164,117       $187,309       $192,301       $164,757

                                                                     Blue Chip Growth Fund
                                                      --------------------------------------------------
                                                                       Year Ended May 31,
                                                      --------------------------------------------------
                                                        2007        2006        2005     2004      2003
                                                      --------  -------       -------  -------   -------

PER SHARE DATA
Net asset value at beginning of period............... $   8.92  $  8.32       $  7.89  $  6.79   $  7.26
                                                      --------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................     0.03     0.03          0.04    (0.00)    (0.01)
   Net realized and unrealized gain (loss) on
    investments and foreign currencies...............     1.87     0.58          0.42     1.10     (0.46)
                                                      --------------------------------------------------
   Total income (loss) from investment operations....     1.90     0.61          0.46     1.10     (0.47)
                                                      --------------------------------------------------
Distributions from:
   Net investment income.............................    (0.02)   (0.01)        (0.03)       -         -
   Net realized gain on securities...................        -        -             -        -         -
                                                      --------------------------------------------------
   Total distributions...............................    (0.02)   (0.01)        (0.03)       -         -
                                                      --------------------------------------------------
Net asset value at end of period..................... $  10.80  $  8.92       $  8.32  $  7.89   $  6.79
                                                      --------------------------------------------------
TOTAL RETURN/(a)/....................................    21.30%    7.35%/(f)/    5.81%   16.20%    (6.47)%
                                                      --------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     0.96%    1.01%         1.08%    1.07%     1.24%
Ratio of expenses to average net assets/(c)/.........     0.99%    1.02%         1.10%    1.07%     1.24%
Ratio of expense reductions to average net assets....     0.00%    0.00%         0.01%    0.01%     0.03%
Ratio of net investment income (loss) to average net
 assets/(b)/.........................................     0.35%    0.35%         0.47%   (0.02)%   (0.19)%
Ratio of net investment income (loss) to average net
 assets/(c)/.........................................     0.32%    0.34%         0.45%   (0.02)%   (0.19)%
Portfolio turnover rate..............................       25%      30%           42%      30%       44%
Number of shares outstanding at end of period (000's)   10,495    7,325         5,847    5,116     3,495
Net assets at end of period (000's).................. $113,352  $65,366       $48,638  $40,369   $23,728

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                            2005 2004 2003
                                            ---- ---- ----
                      Asset Allocation Fund 104%  75% 112%

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                       Broad Cap Value
                                                                         Income Fund
                                                                 --------------------        ---------
                                                                             December 5,
                                                                 Year Ended   2005* to
                                                                  May 31,      May 31,       ---------
                                                                    2007        2006           2007
                                                                 ---------- -----------      --------

PER SHARE DATA
Net asset value at beginning of period.......................... $ 10.21      $ 10.00        $   9.45
                                                                 --------------------        ---------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................    0.17         0.05            0.48
   Net realized and unrealized gain (loss) on investments
    and foreign currencies......................................    2.38         0.18            0.13
                                                                 --------------------        ---------
   Total income (loss) from investment operations...............    2.55         0.23            0.61
                                                                 --------------------        ---------
Distributions from:
   Net investment income........................................   (0.11)       (0.02)          (0.15)
   Net realized gain on securities..............................       -            -               -
                                                                 --------------------        ---------
   Total distributions..........................................   (0.11)       (0.02)          (0.15)
                                                                 --------------------        ---------
Net asset value at end of period................................ $ 12.65      $ 10.21        $   9.91
                                                                 --------------------        ---------
TOTAL RETURN/(a)/...............................................   25.09%        2.28%           6.46%
                                                                 --------------------        ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................    0.85%        0.85%/(b)/      0.67%
Ratio of expenses to average net assets/(d)/....................    1.05%        3.41%/(b)/      0.67%
Ratio of expense reductions to average net assets...............       -            -               -
Ratio of net investment income (loss) to average net assets/(c)/    1.50%        2.40%/(b)/      4.89%
Ratio of net investment income (loss) to average net assets/(d)/    1.30%       (0.16)%/(b)/     4.89%
Portfolio turnover rate.........................................      27%         194%            203%
Number of shares outstanding at end of period (000's)...........   2,582        2,663          17,897
Net assets at end of period (000's)............................. $32,646      $27,203        $177,290

                                                                           Capital Conservation Fund
                                                                 ------------------------------------------------

                                                                              Year Ended May 31,
                                                                 ------------------------------------------------
                                                                    2006        2005           2004          2003
                                                                 --------   -------       -------        -------

PER SHARE DATA
Net asset value at beginning of period.......................... $   9.66   $  9.53       $ 10.04        $  9.38
                                                                 ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................     0.41      0.37          0.28           0.36
   Net realized and unrealized gain (loss) on investments
    and foreign currencies......................................    (0.41)     0.19         (0.37)          0.68
                                                                 ------------------------------------------------
   Total income (loss) from investment operations...............        -      0.56         (0.09)          1.04
                                                                 ------------------------------------------------
Distributions from:
   Net investment income........................................    (0.21)    (0.38)        (0.31)         (0.38)
   Net realized gain on securities..............................        -     (0.05)        (0.11)             -
                                                                 ------------------------------------------------
   Total distributions..........................................    (0.21)    (0.43)        (0.42)         (0.38)
                                                                 ------------------------------------------------
Net asset value at end of period................................ $   9.45   $  9.66       $  9.53        $ 10.04
                                                                 ------------------------------------------------
TOTAL RETURN/(a)/...............................................    (0.02)%    5.99%        (0.82)%/(f)/   11.31%
                                                                 ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.70%     0.70%         0.68%          0.70%
Ratio of expenses to average net assets/(d)/....................     0.70%     0.70%         0.68%          0.70%
Ratio of expense reductions to average net assets...............        -         -             -              -
Ratio of net investment income (loss) to average net assets/(c)/     4.65%     3.83%         2.89%          3.77%
Ratio of net investment income (loss) to average net assets/(d)/     4.65%     3.83%         2.89%          3.77%
Portfolio turnover rate.........................................      174%      205%/(g)/     182%/(g)/      233%/(g)/
Number of shares outstanding at end of period (000's)...........   22,200     8,997         8,167          8,954
Net assets at end of period (000's)............................. $209,742   $86,903       $77,836        $89,866

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                     2005 2004 2003
                                                     ---- ---- ----
            Capital Conservation Fund............... 198% 171% 218%

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                    Core Equity Fund
                                                                 -----------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 -----------------------------------------------------
                                                                      2007        2006      2005      2004       2003
                                                                 --------       --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  13.00       $  12.37  $  11.77  $  10.12  $  11.10
                                                                 -----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.12           0.13      0.16      0.10      0.11
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.35           0.56      0.60      1.65     (0.98)
                                                                 -----------------------------------------------------
   Total income (loss) from investment operations...............     2.47           0.69      0.76      1.75     (0.87)
                                                                 -----------------------------------------------------
Distributions from:
   Net investment income........................................    (0.10)         (0.06)    (0.16)    (0.10)    (0.11)
   Net realized gain on securities..............................        -              -         -         -         -
                                                                 -----------------------------------------------------
   Total distributions..........................................    (0.10)         (0.06)    (0.16)    (0.10)    (0.11)
                                                                 -----------------------------------------------------
Net asset value at end of period................................ $  15.37       $  13.00  $  12.37  $  11.77  $  10.12
                                                                 -----------------------------------------------------
TOTAL RETURN/(a)/...............................................    19.02%/(e)/     5.62%     6.48%    17.36%    (7.79)%
                                                                 -----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.85%          0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/....................     0.90%          0.90%     0.93%     0.95%     0.97%
Ratio of expense reductions to average net assets...............     0.00%          0.01%     0.01%     0.01%     0.05%
Ratio of net investment income (loss) to average net assets/(b)/     0.85%          1.03%     1.30%     0.88%     1.08%
Ratio of net investment income (loss) to average net assets/(c)/     0.79%          0.99%     1.22%     0.79%     0.96%
Portfolio turnover rate.........................................      110%            39%       31%       28%       25%
Number of shares outstanding at end of period (000's)...........   29,484         36,132    43,687    51,118    55,358
Net assets at end of period (000's)............................. $453,147       $469,770  $540,620  $601,756  $560,038

                                                                                  Core Value Fund
                                                                 ------------------------------------------------
                                                                                 Year Ended May 31,
                                                                 ------------------------------------------------
                                                                   2007      2006      2005      2004       2003
                                                                 --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  10.41  $   9.87  $   9.07  $   7.73  $   8.51
                                                                 ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.19      0.17      0.20      0.13      0.11
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.47      0.46      0.80      1.34     (0.79)
                                                                 ------------------------------------------------
   Total income (loss) from investment operations...............     2.66      0.63      1.00      1.47     (0.68)
                                                                 ------------------------------------------------
Distributions from:
   Net investment income........................................    (0.09)    (0.09)    (0.20)    (0.13)    (0.10)
   Net realized gain on securities..............................        -         -         -         -         -
                                                                 ------------------------------------------------
   Total distributions..........................................    (0.09)    (0.09)    (0.20)    (0.13)    (0.10)
                                                                 ------------------------------------------------
Net asset value at end of period................................ $  12.98  $  10.41  $   9.87  $   9.07  $   7.73
                                                                 ------------------------------------------------
TOTAL RETURN/(a)/...............................................    25.67%     6.44%    11.07%    19.16%    (7.87)%
                                                                 ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.83%     0.83%     0.83%     0.83%     0.83%
Ratio of expenses to average net assets/(c)/....................     0.92%     0.92%     0.91%     0.91%     0.93%
Ratio of expense reductions to average net assets...............        -         -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/     1.61%     1.67%     2.05%     1.50%     1.47%
Ratio of net investment income (loss) to average net assets/(c)/     1.51%     1.58%     1.97%     1.43%     1.37%
Portfolio turnover rate.........................................       30%      109%       72%       71%       64%
Number of shares outstanding at end of period (000's)...........   19,083    22,207    23,445    25,344    26,008
Net assets at end of period (000's)............................. $247,711  $231,228  $231,351  $229,928  $200,919

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (See Note
     4).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                     Foreign Value Fund          Global Equity Fund
                                                                 ---------------------       --------------------
                                                                              December 5,                December 5,
                                                                 Year Ended    2005* to      Year Ended   2005* to
                                                                  May 31,       May 31,       May 31,      May 31,
                                                                    2007         2006           2007        2006
                                                                 ----------  -----------     ---------- -----------

PER SHARE DATA
Net asset value at beginning of period.......................... $    10.76   $  10.00       $  10.74    $  10.00
                                                                 ---------------------       --------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................       0.25       0.02           0.17        0.06
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................       2.33       0.74           3.06        0.69
                                                                 ---------------------       --------------------
   Total income (loss) from investment operations...............       2.58       0.76           3.23        0.75
                                                                 ---------------------       --------------------
Distributions from:
   Net investment income........................................      (0.13)      0.00          (0.15)      (0.01)
   Net realized gain on securities..............................       0.00          -          (0.00)          -
                                                                 ---------------------       --------------------
   Total distributions..........................................      (0.13)      0.00          (0.15)      (0.01)
                                                                 ---------------------       --------------------
Net asset value at end of period................................ $    13.21   $  10.76       $  13.82    $  10.74
                                                                 ---------------------       --------------------
TOTAL RETURN/(a)/...............................................      24.08%      7.63%         30.35%       7.48%
                                                                 ---------------------       --------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................       0.86%      0.84%/(b)/     0.95%       0.98%/(b)/
Ratio of expenses to average net assets/(d)/....................       0.86%      1.65%/(b)/     0.95%       2.16%/(b)/
Ratio of expense reductions to average net assets...............          -          -           0.01%          -
Ratio of net investment income (loss) to average net assets/(c)/       2.17%      5.06%/(b)/     1.41%      10.48%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/       2.17%      4.24%/(b)/     1.41%       9.30%/(b)/
Portfolio turnover rate.........................................         31%         0%            86%          3%
Number of shares outstanding at end of period (000's)...........     79,082     65,474         34,198      38,389
Net assets at end of period (000's)............................. $1,044,980   $704,398       $472,642    $412,275

                                                                    Global Strategy Fund
                                                                 --------------------
                                                                             December 5,
                                                                 Year Ended   2005* to
                                                                  May 31,      May 31,
                                                                    2007        2006
                                                                 ---------- -----------

PER SHARE DATA
Net asset value at beginning of period.......................... $  10.92    $  10.00
                                                                 --------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................     0.31        0.03
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.05        0.90
                                                                 --------------------
   Total income (loss) from investment operations...............     2.36        0.93
                                                                 --------------------
Distributions from:
   Net investment income........................................    (0.16)      (0.01)
   Net realized gain on securities..............................    (0.04)          -
                                                                 --------------------
   Total distributions..........................................    (0.20)      (0.01)
                                                                 --------------------
Net asset value at end of period................................ $  13.08    $  10.92
                                                                 --------------------
TOTAL RETURN/(a)/...............................................    21.86%       9.30%/(f)/
                                                                 --------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.71%       0.72%/(b)/
Ratio of expenses to average net assets/(d)/....................     0.71%       1.57%/(b)/
Ratio of expense reductions to average net assets...............        -           -
Ratio of net investment income (loss) to average net assets/(c)/     2.60%       3.80%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/     2.60%       2.94%/(b)/
Portfolio turnover rate.........................................       31%          1%
Number of shares outstanding at end of period (000's)...........   38,988      37,843
Net assets at end of period (000's)............................. $509,885    $413,319

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                           Government Securities Fund
                                                                        --------------------------------------------------
                                                                                               Year Ended May 31,
                                                                        --------------------------------------------------
                                                                          2007       2006         2005           2004
                                                                        --------  --------   --------       --------

PER SHARE DATA
Net asset value at beginning of period................................. $   9.86  $  10.14   $   9.82       $  11.24
                                                                        --------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.43      0.37       0.31           0.27
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     0.07     (0.46)      0.33          (0.65)
                                                                        --------------------------------------------------
   Total income (loss) from investment operations......................     0.50     (0.09)      0.64          (0.38)
                                                                        --------------------------------------------------
Distributions from:
   Net investment income...............................................    (0.24)    (0.19)     (0.32)         (0.29)
   Net realized gain on securities.....................................        -         -          -          (0.75)
                                                                        --------------------------------------------------
   Total distributions.................................................    (0.24)    (0.19)     (0.32)         (1.04)
                                                                        --------------------------------------------------
Net asset value at end of period....................................... $  10.12  $   9.86   $  10.14       $   9.82
                                                                        --------------------------------------------------
TOTAL RETURN/(a)/......................................................     5.12%    (0.94)%     6.54%/(e)/    (3.40)%
                                                                        --------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.67%     0.65%      0.66%          0.65%
Ratio of expenses to average net assets/(c)/...........................     0.67%     0.65%      0.66%          0.65%
Ratio of expense reductions to average net assets......................        -         -          -              -
Ratio of net investment income (loss) to average net assets/(b)/.......     4.22%     3.68%      3.03%          2.59%
Ratio of net investment income (loss) to average net assets/(c)/.......     4.22%     3.68%      3.03%          2.59%
Portfolio turnover rate................................................      141%       99%       216%/(f)/      169%/(f)/
Number of shares outstanding at end of period (000's)..................   10,221    11,775     13,361         14,904
Net assets at end of period (000's).................................... $103,483  $116,084   $135,549       $146,347

                                                                        ---------

                                                                        ---------
                                                                             2003
                                                                        --------

PER SHARE DATA
Net asset value at beginning of period................................. $  10.37
                                                                        ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.38
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     0.95
                                                                        ---------
   Total income (loss) from investment operations......................     1.33
                                                                        ---------
Distributions from:
   Net investment income...............................................    (0.39)
   Net realized gain on securities.....................................    (0.07)
                                                                        ---------
   Total distributions.................................................    (0.46)
                                                                        ---------
Net asset value at end of period....................................... $  11.24
                                                                        ---------
TOTAL RETURN/(a)/......................................................    12.99%
                                                                        ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.66%
Ratio of expenses to average net assets/(c)/...........................     0.66%
Ratio of expense reductions to average net assets......................        -
Ratio of net investment income (loss) to average net assets/(b)/.......     3.54%
Ratio of net investment income (loss) to average net assets/(c)/.......     3.54%
Portfolio turnover rate................................................      209%/(f)/
Number of shares outstanding at end of period (000's)..................   17,836
Net assets at end of period (000's).................................... $200,412

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2005 2004 2003
                                              ---- ---- ----
                   Government Securities Fund 216% 169% 201%

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                Growth & Income Fund
                                                                 ------------------------------------------------   ----------
                                                                                 Year Ended May 31,
                                                                 ------------------------------------------------   ----------
                                                                   2007      2006      2005      2004       2003       2007
                                                                 --------  --------  --------  --------  --------   --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  14.70  $  14.02  $  12.87  $  11.32  $  12.87   $  10.64
                                                                 ------------------------------------------------   ----------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................     0.19      0.15      0.19      0.07      0.09      (0.06)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.95      0.60      1.15      1.55     (1.55)      2.37
                                                                 ------------------------------------------------   ----------
   Total income (loss) from investment operations...............     3.14      0.75      1.34      1.62     (1.46)      2.31
                                                                 ------------------------------------------------   ----------
Distributions from:
   Net investment income........................................    (0.11)    (0.07)    (0.19)    (0.07)    (0.09)         -
   Net realized gain on securities..............................        -         -         -         -         -      (1.42)
                                                                 ------------------------------------------------   ----------
   Total distributions..........................................    (0.11)    (0.07)    (0.19)    (0.07)    (0.09)     (1.42)
                                                                 ------------------------------------------------   ----------
Net asset value at end of period................................ $  17.73  $  14.70  $  14.02  $  12.87  $  11.32   $  11.53
                                                                 ------------------------------------------------   ----------
TOTAL RETURN/(a)/...............................................    21.40%     5.36%    10.47%    14.33%   (11.31)%    23.19%
                                                                 ------------------------------------------------   ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     0.85%     0.85%     0.85%     0.85%     0.85%      1.17%
Ratio of expenses to average net assets/(c)/....................     0.89%     0.89%     0.90%     0.89%     0.91%      1.17%
Ratio of expense reductions to average net assets...............     0.02%        -         -         -         -       0.01%
Ratio of net investment income (loss) to average net assets/(b)/     1.18%     1.04%     1.41%     0.55%     0.82%     (0.57)%
Ratio of net investment income (loss) to average net assets/(c)/     1.13%     1.00%     1.35%     0.51%     0.76%     (0.57)%
Portfolio turnover rate.........................................      169%      148%       74%      168%       97%        47%
Number of shares outstanding at end of period (000's)...........    8,422     9,858    12,102    13,963    15,402     17,035
Net assets at end of period (000's)............................. $149,283  $144,880  $169,724  $179,737  $174,359   $196,444

                                                                         Health Sciences Fund
                                                                 -----------------------------------------      -
                                                                          Year Ended May 31,
                                                                 -----------------------------------------      -
                                                                    2006       2005       2004        2003
                                                                 --------   --------   --------   -------       -

PER SHARE DATA
Net asset value at beginning of period.......................... $   9.49   $  10.06   $   7.98   $  7.76
                                                                 -----------------------------------------      -
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................    (0.08)     (0.08)     (0.07)    (0.05)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.70      (0.02)      2.15      0.27
                                                                 -----------------------------------------      -
   Total income (loss) from investment operations...............     1.62      (0.10)      2.08      0.22
                                                                 -----------------------------------------      -
Distributions from:
   Net investment income........................................        -          -          -         -
   Net realized gain on securities..............................    (0.47)     (0.47)         -         -
                                                                 -----------------------------------------      -
   Total distributions..........................................    (0.47)     (0.47)         -         -
                                                                 -----------------------------------------      -
Net asset value at end of period................................ $  10.64   $   9.49   $  10.06   $  7.98
                                                                 -----------------------------------------      -
TOTAL RETURN/(a)/...............................................    16.94%     (1.23)%    26.07%     2.84%/(e)/
                                                                 -----------------------------------------      -

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     1.16%      1.17%      1.15%     1.24%
Ratio of expenses to average net assets/(c)/....................     1.16%      1.17%      1.15%     1.24%
Ratio of expense reductions to average net assets...............     0.01%      0.01%      0.03%     0.03%
Ratio of net investment income (loss) to average net assets/(b)/    (0.76)%    (0.80)%    (0.77)%   (0.75)%
Ratio of net investment income (loss) to average net assets/(c)/    (0.76)%    (0.80)%    (0.77)%   (0.75)%
Portfolio turnover rate.........................................       54%        49%        41%       48%
Number of shares outstanding at end of period (000's)...........   17,026     15,856     15,312     9,732
Net assets at end of period (000's)............................. $181,078   $150,541   $154,050   $77,673

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                               Inflation Protected Fund
                                                                          ----------------------------       -----------
                                                                              Year Ended     December 20,
                                                                               May 31,         2004* to
                                                                          ----------------     May 31,       -----------
                                                                            2007     2006        2005           2007
                                                                          -------  -------   ------------    ----------

PER SHARE DATA
Net asset value at beginning of period................................... $  9.60  $ 10.17     $ 10.00       $     9.79
                                                                          ----------------------------       -----------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....................................    0.39     0.43        0.20             0.25
   Net realized and unrealized gain (loss) on investments and foreign
    currencies...........................................................   (0.07)   (0.68)       0.10             2.02
                                                                          ----------------------------       -----------
   Total income (loss) from investment operations........................    0.32    (0.25)       0.30             2.27
                                                                          ----------------------------       -----------
Distributions from:
   Net investment income.................................................   (0.33)   (0.32)      (0.13)           (0.16)
   Net realized gain on securities.......................................       -     0.00           -            (0.61)
                                                                          ----------------------------       -----------
   Total distributions...................................................   (0.33)   (0.32)      (0.13)           (0.77)
                                                                          ----------------------------       -----------
Net asset value at end of period......................................... $  9.59  $  9.60     $ 10.17       $    11.29
                                                                          ----------------------------       -----------
TOTAL RETURN/(a)/........................................................    3.35%   (2.44)%      3.00%           24.05%
                                                                          ----------------------------       -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.............................    0.65%    0.65%       0.65%/(f)/       0.50%
Ratio of expenses to average net assets/(c)/.............................    1.05%    1.02%       2.27%/(f)/       0.50%
Ratio of expense reductions to average net assets........................       -        -           -                -
Ratio of net investment income (loss) to average net assets/(b)/.........    4.00%    4.45%       4.67%/(f)/       2.45%
Ratio of net investment income (loss) to average net assets/(c)/.........    3.61%    4.08%       3.05%/(f)/       2.45%
Portfolio turnover rate..................................................      37%      13%         39%              47%
Number of shares outstanding at end of period (000's)....................   1,640    1,668       1,069           97,164
Net assets at end of period (000's)...................................... $15,722  $16,016     $10,873       $1,097,046

                                                                              International Equities Fund
                                                                          --------------------------------------------

                                                                                  Year Ended May 31,
                                                                          --------------------------------------------
                                                                            2006         2005        2004       2003
                                                                          --------  --------       --------  --------

PER SHARE DATA
Net asset value at beginning of period................................... $   7.56  $   6.80       $   5.50  $   6.67
                                                                          --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.....................................     0.19      0.16           0.12      0.09
   Net realized and unrealized gain (loss) on investments and foreign
    currencies...........................................................     2.09      0.73           1.29     (1.20)
                                                                          --------------------------------------------
   Total income (loss) from investment operations........................     2.28      0.89           1.41     (1.11)
                                                                          --------------------------------------------
Distributions from:
   Net investment income.................................................    (0.05)    (0.13)         (0.11)    (0.06)
   Net realized gain on securities.......................................        -         -              -         -
                                                                          --------------------------------------------
   Total distributions...................................................    (0.05)    (0.13)         (0.11)    (0.06)
                                                                          --------------------------------------------
Net asset value at end of period......................................... $   9.79  $   7.56       $   6.80  $   5.50
                                                                          --------------------------------------------
TOTAL RETURN/(a)/........................................................    30.32%    13.10%/(e)/    25.78%   (16.64)%
                                                                          --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.............................     0.56%     0.67%          0.61%     0.68%
Ratio of expenses to average net assets/(c)/.............................     0.56%     0.67%          0.61%     0.68%
Ratio of expense reductions to average net assets........................        -         -              -         -
Ratio of net investment income (loss) to average net assets/(b)/.........     2.19%     2.17%          1.96%     1.71%
Ratio of net investment income (loss) to average net assets/(c)/.........     2.19%     2.17%          1.96%     1.71%
Portfolio turnover rate..................................................       98%       68%            12%        0%
Number of shares outstanding at end of period (000's)....................   83,906    65,340         29,964    16,491
Net assets at end of period (000's)...................................... $821,577  $493,945       $203,768  $ 90,680

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                               International Government Bond Fund
                           --------------------------------------------------------------------
                                                       Year Ended May 31,
                           --------------------------------------------------------------------
                                2007           2006           2005           2004           2003
                           --------       --------       --------       --------       --------

PER SHARE DATA
Net asset value at
 beginning of period...... $  12.08       $  13.04       $  13.40       $  13.83       $  11.04
                           --------------------------------------------------------------------
Income (loss) from
 investment operations:
   Net investment income
    (loss)/(d)/...........     0.49           0.48           0.50           0.55           0.05
   Net realized and
    unrealized
    gain (loss)
    on investments and
    foreign currencies....     0.42          (0.17)          1.08          (0.25)          2.81
                           --------------------------------------------------------------------
   Total income (loss)
    from investment
    operations............     0.91           0.31           1.58           0.30           2.86
                           --------------------------------------------------------------------
Distributions from:
   Net investment income..    (0.52)         (0.28)         (0.76)         (0.52)             -
   Net realized gain on
    securities............    (0.42)         (0.99)         (1.18)         (0.21)         (0.07)
                           --------------------------------------------------------------------
   Total distributions....    (0.94)         (1.27)         (1.94)         (0.73)         (0.07)
                           --------------------------------------------------------------------
Net asset value at end
 of period................ $  12.05       $  12.08       $  13.04       $  13.40       $  13.83
                           --------------------------------------------------------------------
TOTAL RETURN/(a)/.........     7.60%/(g)/     2.65%/(e)/    12.30%          2.10%         25.96%
                           --------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(b)/..     0.70%          0.71%          0.69%          0.72%          0.77%
Ratio of expenses to
 average net assets/(c)/..     0.70%          0.71%          0.69%          0.72%          0.77%
Ratio of expense
 reductions to average
 net assets...............        -              -              -              -              -
Ratio of net investment
 income (loss) to
 average net assets/(b)/..     4.04%          3.81%          3.77%          3.95%          4.81%
Ratio of net investment
 income (loss) to
 average net assets/(c)/..     4.04%          3.81%          3.77%          3.95%          4.81%
Portfolio turnover rate...      164%           198%           136%/(f)/      119%/(f)/       70%/(f)/
Number of shares
 outstanding at end of
 period (000's)...........   11,264         11,377         11,362         10,753         11,386
Net assets at end of
 period (000's)........... $135,777       $137,405       $148,171       $144,083       $157,478

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2005 2004 2003
                                                        ---- ---- ----
          International Government Bond Fund........... 136% 119%  70%

/(g)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4).

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                            International Growth I Fund
                                                                 ------------------------------------------------

                                                                                 Year Ended May 31,
                                                                 ------------------------------------------------
                                                                   2007      2006      2005      2004       2003
                                                                 --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  10.30  $   8.07  $   7.38  $   6.07  $   7.25
                                                                 ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................     0.14      0.16      0.08      0.06      0.08
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.65      2.12      0.69      1.31     (1.15)
                                                                 ------------------------------------------------
   Total income (loss) from investment operations...............     2.79      2.28      0.77      1.37     (1.07)
                                                                 ------------------------------------------------
Distributions from:
   Net investment income........................................    (0.18)    (0.05)    (0.08)    (0.06)    (0.11)
   Net realized gain on securities..............................        -         -         -         -         -
                                                                 ------------------------------------------------
   Total distributions..........................................    (0.18)    (0.05)    (0.08)    (0.06)    (0.11)
                                                                 ------------------------------------------------
Net asset value at end of period................................ $  12.91  $  10.30  $   8.07  $   7.38  $   6.07
                                                                 ------------------------------------------------
TOTAL RETURN/(a)/...............................................    27.31%    28.35%    10.46%    22.57%   (14.76)%
                                                                 ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     1.01%     1.01%     1.03%     1.06%     1.06%
Ratio of expenses to average net assets/(d)/....................     1.11%     1.19%     1.29%     1.28%     1.36%
Ratio of expense reductions to average net assets...............     0.00%        -         -         -         -
Ratio of net investment income (loss) to average net assets/(c)/     1.19%     1.71%     0.99%     0.83%     1.25%
Ratio of net investment income (loss) to average net assets/(d)/     1.09%     1.53%     0.73%     0.61%     0.95%
Portfolio turnover rate.........................................       74%       97%       94%      164%      192%
Number of shares outstanding at end of period (000's)...........   51,765    48,065    46,352    52,010    56,825
Net assets at end of period (000's)............................. $668,274  $495,181  $374,189  $383,924  $345,213

                                                                    Large Cap Core Fund
                                                                 --------------------
                                                                             December 5,
                                                                 Year Ended   2005* to
                                                                  May 31,      May 31,
                                                                    2007        2006
                                                                 ---------- -----------

PER SHARE DATA
Net asset value at beginning of period.......................... $ 10.10     $  10.00
                                                                 --------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................    0.13         0.02
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................    1.78         0.09
                                                                 --------------------
   Total income (loss) from investment operations...............    1.91         0.11
                                                                 --------------------
Distributions from:
   Net investment income........................................   (0.10)       (0.01)
   Net realized gain on securities..............................       -            -
                                                                 --------------------
   Total distributions..........................................   (0.10)       (0.01)
                                                                 --------------------
Net asset value at end of period................................ $ 11.91     $  10.10
                                                                 --------------------
TOTAL RETURN/(a)/...............................................   19.01%        1.10%/(f)/
                                                                 --------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................    0.85%        0.85%/(b)/
Ratio of expenses to average net assets/(d)/....................    0.91%        2.43%/(b)/
Ratio of expense reductions to average net assets...............    0.01%           -
Ratio of net investment income (loss) to average net assets/(c)/    1.15%        3.49%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/    1.09%        1.90%/(b)/
Portfolio turnover rate.........................................      24%           2%
Number of shares outstanding at end of period (000's)...........   7,405       17,431
Net assets at end of period (000's)............................. $88,186     $176,038

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                  Large Capital Growth Fund
                                                            ------------------------------        -----------
                                                                 Year Ended      December 20,
                                                                  May 31,          2004* to
                                                            ------------------     May 31,        -----------
                                                              2007       2006        2005            2007
                                                            --------  --------   ------------     ----------

PER SHARE DATA
Net asset value at beginning of period..................... $  10.43  $   9.85      $10.00        $    23.72
                                                            ------------------------------        -----------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................     0.05      0.01        0.01              0.30
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................     1.93      0.59       (0.16)             4.38
                                                            ------------------------------        -----------
   Total income (loss) from investment operations..........     1.98      0.60       (0.15)             4.68
                                                            ------------------------------        -----------
Distributions from:
   Net investment income...................................    (0.03)    (0.02)       0.00             (0.12)
   Net realized gain on securities.........................        -         -           -             (1.66)
                                                            ------------------------------        -----------
   Total distributions.....................................    (0.03)    (0.02)       0.00             (1.78)
                                                            ------------------------------        -----------
Net asset value at end of period........................... $  12.38  $  10.43      $ 9.85        $    26.62
                                                            ------------------------------        -----------
TOTAL RETURN/(a)/..........................................    18.97%     6.08%      (1.49)%           20.77%
                                                            ------------------------------        -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............     0.76%     0.79%       0.85%/(b)/        0.38%
Ratio of expenses to average net assets/(d)/...............     0.76%     1.33%       2.73%/(b)/        0.38%
Ratio of expense reductions to average net assets..........     0.01%        -           -                 -
Ratio of net investment income (loss) to
 average net assets/(c)/...................................     0.42%     0.30%       0.29%/(b)/        1.27%
Ratio of net investment income (loss) to
 average net assets/(d)/...................................     0.42%    (0.24)%     (1.59)%/(b)/       1.27%
Portfolio turnover rate....................................       78%      404%         45%               14%
Number of shares outstanding at end of period (000's)......   47,394    58,300       1,000           115,417
Net assets at end of period (000's)........................ $586,875  $608,299      $9,849        $3,071,995

                                                                        Mid Cap Index Fund
                                                            ----------------------------------------------------

                                                                        Year Ended May 31,
                                                            ----------------------------------------------------
                                                                  2006          2005        2004         2003
                                                            ----------       ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period..................... $    21.46       $    19.41  $    15.62  $    18.01
                                                            ----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/.......................       0.25             0.19        0.14        0.11
   Net realized and unrealized gain (loss) on investments
    and foreign currencies.................................       3.00             2.42        3.94       (1.88)
                                                            ----------------------------------------------------
   Total income (loss) from investment operations..........       3.25             2.61        4.08       (1.77)
                                                            ----------------------------------------------------
Distributions from:
   Net investment income...................................      (0.11)           (0.19)      (0.15)      (0.10)
   Net realized gain on securities.........................      (0.88)           (0.37)      (0.14)      (0.52)
                                                            ----------------------------------------------------
   Total distributions.....................................      (0.99)           (0.56)      (0.29)      (0.62)
                                                            ----------------------------------------------------
Net asset value at end of period........................... $    23.72       $    21.46  $    19.41  $    15.62
                                                            ----------------------------------------------------
TOTAL RETURN/(a)/..........................................      15.35%/(f)/      13.50%      26.22%      (9.50)%
                                                            ----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...............       0.39%            0.40%       0.41%       0.45%
Ratio of expenses to average net assets/(d)/...............       0.39%            0.40%       0.41%       0.45%
Ratio of expense reductions to average net assets..........          -                -           -           -
Ratio of net investment income (loss) to
 average net assets/(c)/...................................       1.09%            0.95%       0.80%       0.77%
Ratio of net investment income (loss) to
 average net assets/(d)/...................................       1.09%            0.95%       0.80%       0.77%
Portfolio turnover rate....................................         19%              14%         11%         10%
Number of shares outstanding at end of period (000's)......    101,116           89,704      80,118      70,135
Net assets at end of period (000's)........................ $2,398,610       $1,925,334  $1,554,815  $1,095,294

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                         Mid Cap Strategic Growth Fund
                                                      -----------------------------        ---------
                                                          Year Ended      December 20,
                                                            May 31,         2004* to
                                                      ------------------    May 31,        ---------
                                                        2007      2006        2005           2007
                                                      --------  --------  ------------     --------

PER SHARE DATA
Net asset value at beginning of period............... $  11.76  $   9.97     $10.00        $   1.00
                                                      -----------------------------        ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................     0.00      0.02      (0.02)           0.05
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............     2.39      1.77      (0.01)              -
                                                      -----------------------------        ---------
   Total income (loss) from investment operations....     2.39      1.79      (0.03)           0.05
                                                      -----------------------------        ---------
Distributions from:
   Net investment income.............................    (0.01)        -       0.00           (0.05)
   Net realized gain on securities...................        -         -          -               -
                                                      -----------------------------        ---------
   Total distributions...............................    (0.01)        -       0.00           (0.05)
                                                      -----------------------------        ---------
Net asset value at end of period..................... $  14.14  $  11.76     $ 9.97        $   1.00
                                                      -----------------------------        ---------
TOTAL RETURN/(a)/....................................    20.30%    17.95%     (0.28)%          4.90%
                                                      -----------------------------        ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     0.83%     0.84%      0.85%/(e)/      0.52%
Ratio of expenses to average net assets/(c)/.........     0.83%     1.39%      2.68%/(e)/      0.52%
Ratio of expense reductions to average net assets....     0.00%        -          -               -
Ratio of net investment income (loss) to average net
 assets/(b)/.........................................     0.00%     0.60%     (0.37)%/(e)/     4.80%
Ratio of net investment income (loss) to average net
 assets/(c)/.........................................     0.00%     0.05%     (2.20)%/(e)/     4.80%
Portfolio turnover rate..............................      242%      486%        72%            N/A
Number of shares outstanding at end of period (000's)   23,317    30,660      1,000         516,352
Net assets at end of period (000's).................. $329,635  $360,613     $9,976        $516,352

                                                            Money Market I Fund
                                                      ---------------------------------------

                                                            Year Ended May 31,
                                                      ---------------------------------------
                                                        2006      2005      2004      2003
                                                      --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period............... $   1.00  $   1.00  $   1.00  $   1.00
                                                      ---------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.................     0.04      0.01      0.01      0.01
   Net realized and unrealized gain (loss)
    on investments and foreign currencies............        -         -         -         -
                                                      ---------------------------------------
   Total income (loss) from investment operations....     0.04      0.01      0.01      0.01
                                                      ---------------------------------------
Distributions from:
   Net investment income.............................    (0.04)    (0.01)    (0.01)    (0.01)
   Net realized gain on securities...................        -         -         -         -
                                                      ---------------------------------------
   Total distributions...............................    (0.04)    (0.01)    (0.01)    (0.01)
                                                      ---------------------------------------
Net asset value at end of period..................... $   1.00  $   1.00  $   1.00  $   1.00
                                                      ---------------------------------------
TOTAL RETURN/(a)/....................................     3.61%     1.46%     0.51%     1.00%
                                                      ---------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.........     0.53%     0.57%     0.60%     0.59%
Ratio of expenses to average net assets/(c)/.........     0.56%     0.61%     0.64%     0.64%
Ratio of expense reductions to average net assets....        -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(b)/.........................................     3.56%     1.43%     0.51%     1.01%
Ratio of net investment income (loss) to average net
 assets/(c)/.........................................     3.54%     1.40%     0.47%     0.96%
Portfolio turnover rate..............................      N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)  442,628   407,934   453,707   524,446
Net assets at end of period (000's).................. $442,628  $407,933  $453,707  $524,446

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                          Nasdaq-100(R) Index Fund
                                                                               --------------------------------------------
                                                                                             Year Ended May 31,
                                                                               --------------------------------------------
                                                                                 2007     2006     2005     2004      2003
                                                                               -------  -------  -------  -------   -------

PER SHARE DATA
Net asset value at beginning of period........................................ $  4.38  $  4.28  $  4.11  $  3.36   $  3.40
                                                                               --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..........................................    0.00     0.00     0.03    (0.01)    (0.01)
   Net realized and unrealized gain (loss) on investments and foreign
    currencies................................................................    0.96     0.10     0.17     0.76     (0.03)
                                                                               --------------------------------------------
   Total income (loss) from investment operations.............................    0.96     0.10     0.20     0.75     (0.04)
                                                                               --------------------------------------------
Distributions from:
   Net investment income......................................................   (0.00)   (0.00)   (0.03)       -         -
   Net realized gain on securities............................................       -        -        -        -         -
                                                                               --------------------------------------------
   Total distributions........................................................   (0.00)       -    (0.03)       -         -
                                                                               --------------------------------------------
Net asset value at end of period.............................................. $  5.34  $  4.38  $  4.28  $  4.11   $  3.36
                                                                               --------------------------------------------
TOTAL RETURN/(a)/.............................................................   22.01%    2.36%    4.81%   22.32%    (1.18)%
                                                                               --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..................................    0.63%    0.61%    0.65%    0.63%     0.81%
Ratio of expenses to average net assets/(c)/..................................    0.63%    0.61%    0.65%    0.63%     0.81%
Ratio of expense reductions to average net assets.............................       -        -        -        -         -
Ratio of net investment income (loss) to average net assets/(b)/..............    0.08%    0.07%    0.73%   (0.32)%   (0.48)%
Ratio of net investment income (loss) to average net assets/(c)/..............    0.08%    0.07%    0.73%   (0.32)%   (0.48)%
Portfolio turnover rate.......................................................       5%      14%       8%      14%        6%
Number of shares outstanding at end of period (000's).........................  15,678   18,856   21,147   22,672    15,570
Net assets at end of period (000's)........................................... $83,647  $82,519  $90,520  $93,089   $52,306

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                   Science & Technology Fund
                                                                 ------------------------------------------------------------
                                                                                       Year Ended May 31,
                                                                 ------------------------------------------------------------
                                                                    2007        2006         2005         2004         2003
                                                                 --------   ----------   ----------   ----------   ----------

PER SHARE DATA
Net asset value at beginning of period.......................... $  11.50   $    11.27   $    11.08   $     9.14   $     9.56
                                                                 ------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/............................    (0.05)       (0.05)       (0.00)       (0.07)       (0.05)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     2.22         0.28         0.19         2.01        (0.37)
                                                                 ------------------------------------------------------------
   Total income (loss) from investment operations...............     2.17         0.23         0.19         1.94        (0.42)
                                                                 ------------------------------------------------------------
Distributions from:
   Net investment income........................................        -            -            -            -            -
   Net realized gain on securities..............................        -            -            -            -            -
                                                                 ------------------------------------------------------------
   Total distributions..........................................        -            -            -            -            -
                                                                 ------------------------------------------------------------
Net asset value at end of period................................ $  13.67   $    11.50   $    11.27   $    11.08   $     9.14
                                                                 ------------------------------------------------------------
TOTAL RETURN/(a)/...............................................    18.87%        2.04%        1.71%       21.23%       (4.39)%
                                                                 ------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/....................     1.03%        1.01%        1.03%        1.01%        1.00%
Ratio of expenses to average net assets/(c)/....................     1.03%        1.01%        1.03%        1.02%        1.04%
Ratio of expense reductions to average net assets...............     0.02%        0.02%        0.01%        0.01%        0.02%
Ratio of net investment income (loss) to average net assets/(b)/    (0.39)%      (0.42)%      (0.02)%      (0.68)%      (0.66)%
Ratio of net investment income (loss) to average net assets/(c)/    (0.39)%      (0.42)%      (0.02)%      (0.69)%      (0.71)%
Portfolio turnover rate.........................................      163%         117%          56%          56%          53%
Number of shares outstanding at end of period (000's)...........   70,630       89,433      107,429      126,963      129,123
Net assets at end of period (000's)............................. $965,650   $1,028,643   $1,210,236   $1,406,766   $1,180,380

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                 Small Cap Aggressive Growth Fund
                                                                 -----------------------          ----------
                                                                                December 5,
                                                                 Year Ended      2005* to
                                                                  May 31,         May 31,         ----------
                                                                    2007           2006              2007
                                                                 ----------    -----------        --------

PER SHARE DATA
Net asset value at beginning of period.......................... $ 10.22         $ 10.00          $  12.64
                                                                 -----------------------          ----------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................   (0.08)          (0.01)             0.01
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................    1.58            0.23              1.58
                                                                 -----------------------          ----------
   Total income (loss) from investment operations...............    1.50            0.22              1.59
                                                                 -----------------------          ----------
Distributions from:
   Net investment income........................................       -               -                 -
   Net realized gain on securities..............................   (0.01)              -             (1.01)
                                                                 -----------------------          ----------
   Total distributions..........................................   (0.01)              -             (1.01)
                                                                 -----------------------          ----------
Net asset value at end of period................................ $ 11.71         $ 10.22          $  13.22
                                                                 -----------------------          ----------
TOTAL RETURN/(a)/...............................................   14.70%           2.20%            13.29%
                                                                 -----------------------          ----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................    1.00%           1.00%/(b)/        0.95%
Ratio of expenses to average net assets/(d)/....................    1.15%           3.18%/(b)/        1.02%
Ratio of expense reductions to average net assets...............    0.02%              -              0.00%
Ratio of net investment income (loss) to average net assets/(c)/   (0.83)%         (0.80)%/(b)/       0.04%
Ratio of net investment income (loss) to average net assets/(d)/   (0.98)%         (2.98)%/(b)/      (0.03)%
Portfolio turnover rate.........................................     192%             28%               87%
Number of shares outstanding at end of period (000's)...........   4,434           6,032            41,863
Net assets at end of period (000's)............................. $51,911         $61,659          $553,319

                                                                             Small Cap Fund
                                                                 ----------------------------------------------

                                                                           Year Ended May 31,
                                                                 ----------------------------------------------
                                                                    2006         2005         2004       2003
                                                                 --------   --------       --------   --------

PER SHARE DATA
Net asset value at beginning of period.......................... $  11.01   $   9.75       $   7.67   $   8.75
                                                                 ----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/............................     0.00      (0.02)         (0.04)     (0.02)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..........................................     1.63       1.28           2.12      (1.06)
                                                                 ----------------------------------------------
   Total income (loss) from investment operations...............     1.63       1.26           2.08      (1.08)
                                                                 ----------------------------------------------
Distributions from:
   Net investment income........................................        -          -              -          -
   Net realized gain on securities..............................        -          -              -          -
                                                                 ----------------------------------------------
   Total distributions..........................................        -          -              -          -
                                                                 ----------------------------------------------
Net asset value at end of period................................ $  12.64   $  11.01       $   9.75   $   7.67
                                                                 ----------------------------------------------
TOTAL RETURN/(a)/...............................................    14.80%     12.92%/(f)/    27.12%    (12.34)%
                                                                 ----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/....................     0.95%      0.95%          0.95%      0.95%
Ratio of expenses to average net assets/(d)/....................     1.02%      1.05%          1.04%      1.06%
Ratio of expense reductions to average net assets...............        -          -              -          -
Ratio of net investment income (loss) to average net assets/(c)/    (0.02)%    (0.17)%        (0.39)%    (0.29)%
Ratio of net investment income (loss) to average net assets/(d)/    (0.09)%    (0.27)%        (0.48)%    (0.40)%
Portfolio turnover rate.........................................       83%       119%            66%        74%
Number of shares outstanding at end of period (000's)...........   48,356     55,101         62,391     69,895
Net assets at end of period (000's)............................. $611,356   $606,923       $608,133   $535,870

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                        Small Cap Index Fund
                                                                        --------------------------------------------------

                                                                                         Year Ended May 31,
                                                                        --------------------------------------------------
                                                                           2007       2006      2005      2004       2003
                                                                        ----------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period................................. $    17.24  $  15.16  $  13.97  $  10.86  $  11.97
                                                                        --------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................       0.21      0.15      0.11      0.08      0.09
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................       2.93      2.51      1.21      3.13     (1.12)
                                                                        --------------------------------------------------
   Total income (loss) from investment operations......................       3.14      2.66      1.32      3.21     (1.03)
                                                                        --------------------------------------------------
Distributions from:
   Net investment income...............................................      (0.07)    (0.07)    (0.13)    (0.10)    (0.08)
   Net realized gain on securities.....................................      (0.90)    (0.51)        -         -         -
                                                                        --------------------------------------------------
   Total distributions.................................................      (0.97)    (0.58)    (0.13)    (0.10)    (0.08)
                                                                        --------------------------------------------------
Net asset value at end of period....................................... $    19.41  $  17.24  $  15.16  $  13.97  $  10.86
                                                                        --------------------------------------------------
TOTAL RETURN/(a)/......................................................      18.66%    17.84%     9.46%    29.62%    (8.55)%
                                                                        --------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................       0.43%     0.45%     0.46%     0.48%     0.52%
Ratio of expenses to average net assets/(c)/...........................       0.43%     0.45%     0.46%     0.48%     0.52%
Ratio of expense reductions to average net assets......................          -         -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/.......       1.20%     0.90%     0.78%     0.65%     0.93%
Ratio of net investment income (loss) to average net assets/(c)/.......       1.20%     0.90%     0.78%     0.65%     0.93%
Portfolio turnover rate................................................         18%       22%       18%       15%       35%
Number of shares outstanding at end of period (000's)..................     62,786    57,051    45,300    34,417    24,411
Net assets at end of period (000's).................................... $1,218,827  $983,742  $686,567  $480,867  $265,018

                                                                            Small Cap Special
                                                                               Values Fund
                                                                        --------------------
                                                                                    December 5,
                                                                        Year Ended   2005* to
                                                                         May 31,      May 31,
                                                                           2007        2006
                                                                        ---------- -----------

PER SHARE DATA
Net asset value at beginning of period................................. $  10.59    $  10.00
                                                                        --------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.13        0.02
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     2.01        0.58
                                                                        --------------------
   Total income (loss) from investment operations......................     2.14        0.60
                                                                        --------------------
Distributions from:
   Net investment income...............................................    (0.06)      (0.01)
   Net realized gain on securities.....................................    (0.05)          -
                                                                        --------------------
   Total distributions.................................................    (0.11)      (0.01)
                                                                        --------------------
Net asset value at end of period....................................... $  12.62    $  10.59
                                                                        --------------------
TOTAL RETURN/(a)/......................................................    20.30%       6.02%/(e)/
                                                                        --------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.90%       0.90%/(f)/
Ratio of expenses to average net assets/(c)/...........................     0.90%       2.30%/(f)/
Ratio of expense reductions to average net assets......................     0.02%          -
Ratio of net investment income (loss) to average net assets/(b)/.......     1.10%       2.91%/(f)/
Ratio of net investment income (loss) to average net assets/(c)/.......     1.10%       1.51%/(f)/
Portfolio turnover rate................................................       64%        132%
Number of shares outstanding at end of period (000's)..................   30,647      35,239
Net assets at end of period (000's).................................... $386,817    $373,291

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Annualized.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                            Small Cap Strategic
                                                                                Growth Fund
                                                                        --------------------        ---------
                                                                                     December 5,
                                                                        Year Ended    2005* to
                                                                         May 31,       May 31,      ---------
                                                                           2007         2006          2007
                                                                        ---------- -----------      --------

PER SHARE DATA
Net asset value at beginning of period................................. $  10.33    $  10.00        $  20.82
                                                                        -------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...................................    (0.02)       0.00            0.30
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     1.34        0.33            4.25
                                                                        -------------------------------------
   Total income (loss) from investment operations......................     1.32        0.33            4.55
                                                                        -------------------------------------
Distributions from:
   Net investment income...............................................        -           -           (0.16)
   Net realized gain on securities.....................................        -           -           (0.96)
                                                                        -------------------------------------
   Total distributions.................................................        -           -           (1.12)
                                                                        -------------------------------------
Net asset value at end of period....................................... $  11.65    $  10.33        $  24.25
                                                                        -------------------------------------
TOTAL RETURN/(a)/......................................................    12.78%       3.30%          22.35%
                                                                        -------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...........................     1.00%       1.00%/(f)/      0.62%
Ratio of expenses to average net assets/(d)/...........................     1.01%       2.49%/(f)/      0.62%
Ratio of expense reductions to average net assets......................     0.01%          -            0.02%
Ratio of net investment income (loss) to average net assets/(c)/.......    (0.20)%     (0.49)%/(f)/     1.31%
Ratio of net investment income (loss) to average net assets/(d)/.......    (0.21)%     (1.98)%/(f)/     1.31%
Portfolio turnover rate................................................       83%        277%            153%
Number of shares outstanding at end of period (000's)..................   13,987      18,720          19,308
Net assets at end of period (000's).................................... $162,946    $193,337        $468,159

                                                                             Social Awareness Fund
                                                                        ---------------------------------------

                                                                               Year Ended May 31,
                                                                        ---------------------------------------
                                                                          2006      2005      2004       2003
                                                                        --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period................................. $  19.38  $  18.28  $  15.73  $  17.66
                                                                        ---------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...................................     0.26      0.27      0.16      0.16
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     1.30      1.09      2.55     (1.60)
                                                                        ---------------------------------------
   Total income (loss) from investment operations......................     1.56      1.36      2.71     (1.44)
                                                                        ---------------------------------------
Distributions from:
   Net investment income...............................................    (0.12)    (0.26)    (0.16)    (0.15)
   Net realized gain on securities.....................................        -         -         -     (0.34)
                                                                        ---------------------------------------
   Total distributions.................................................    (0.12)    (0.26)    (0.16)    (0.49)
                                                                        ---------------------------------------
Net asset value at end of period....................................... $  20.82  $  19.38  $  18.28  $  15.73
                                                                        ---------------------------------------
TOTAL RETURN/(a)/......................................................     8.09%     7.47%    17.27%    (7.89)%
                                                                        ---------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...........................     0.63%     0.63%     0.63%     0.65%
Ratio of expenses to average net assets/(d)/...........................     0.63%     0.63%     0.63%     0.65%
Ratio of expense reductions to average net assets......................        -         -         -         -
Ratio of net investment income (loss) to average net assets/(c)/.......     1.30%     1.42%     0.89%     1.05%
Ratio of net investment income (loss) to average net assets/(d)/.......     1.30%     1.42%     0.89%     1.05%
Portfolio turnover rate................................................      139%       53%       79%       58%
Number of shares outstanding at end of period (000's)..................   18,349    20,461    21,814    22,221
Net assets at end of period (000's).................................... $382,067  $396,563  $398,820  $349,610

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/Annualized

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                           Stock Index Fund
                                                                     ----------------------------------------------------------
                                                                                          Year Ended May 31,
                                                                     ----------------------------------------------------------
                                                                        2007        2006        2005        2004         2003
                                                                     ----------  ----------  ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period.............................. $    33.87  $    32.17  $    30.74  $    26.51  $    30.11
                                                                     ----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/................................       0.58        0.53        0.54        0.39        0.35
   Net realized and unrealized gain (loss) on investments and
    foreign currencies..............................................       6.86        2.11        1.88        4.33       (2.97)
                                                                     ----------------------------------------------------------
   Total income (loss) from investment operations...................       7.44        2.64        2.42        4.72       (2.62)
                                                                     ----------------------------------------------------------
Distributions from:
   Net investment income............................................      (0.31)      (0.25)      (0.54)      (0.39)      (0.34)
   Net realized gain on securities..................................      (1.20)      (0.69)      (0.45)      (0.10)      (0.64)
                                                                     ----------------------------------------------------------
   Total distributions..............................................      (1.51)      (0.94)      (0.99)      (0.49)      (0.98)
                                                                     ----------------------------------------------------------
Net asset value at end of period.................................... $    39.80  $    33.87  $    32.17  $    30.74  $    26.51
                                                                     ----------------------------------------------------------
TOTAL RETURN/(a)/...................................................      22.37%       8.27%       7.89%      17.90%      (8.44)%
                                                                     ----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/........................       0.35%       0.36%       0.38%       0.38%       0.40%
Ratio of expenses to average net assets/(c)/........................       0.35%       0.36%       0.38%       0.38%       0.40%
Ratio of expense reductions to average net assets...................          -           -           -           -           -
Ratio of net investment income (loss) to average net assets/(b)/....       1.58%       1.57%       1.72%       1.33%       1.39%
Ratio of net investment income (loss) to average net assets/(c)/....       1.58%       1.57%       1.72%       1.33%       1.39%
Portfolio turnover rate.............................................          4%          7%          5%          3%          6%
Number of shares outstanding at end of period (000's)...............    133,576     140,078     138,996     137,616     136,800
Net assets at end of period (000's)................................. $5,316,922  $4,744,289  $4,471,146  $4,230,395  $3,627,137

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

VALIC Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                              VALIC Ultra Fund
                                                                        -----------------------       --------
                                                                                       December 5,
                                                                         Year Ended     2005* to
                                                                          May 31,        May 31,      --------
                                                                            2007          2006          2007
                                                                        ----------   -----------      -------

PER SHARE DATA
Net asset value at beginning of period................................. $     9.22   $    10.00       $ 12.19
                                                                        -----------------------       --------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...................................      (0.01)        0.01/(e)/     0.08
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................       1.05        (0.79)         3.10
                                                                        -----------------------       --------
   Total income (loss) from investment operations......................       1.04        (0.78)         3.18
                                                                        -----------------------       --------
Distributions from:
   Net investment income...............................................       0.00            -         (0.24)
   Net realized gain on securities.....................................          -            -         (1.72)
                                                                        -----------------------       --------
   Total distributions.................................................       0.00            -         (1.96)
                                                                        -----------------------       --------
Net asset value at end of period....................................... $    10.26   $     9.22       $ 13.41
                                                                        -----------------------       --------
TOTAL RETURN/(a)/......................................................      11.29%       (7.80)%       28.42%
                                                                        -----------------------       --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...........................       0.94%        0.93%/(b)/    1.03%
Ratio of expenses to average net assets/(d)/...........................       0.94%        1.39%/(b)/    1.03%
Ratio of expense reductions to average net assets......................          -            -             -
Ratio of net investment income (loss) to average net assets/(c)/.......      (0.09)%       1.55%/(b)/    0.65%
Ratio of net investment income (loss) to average net assets/(d)/.......      (0.09)%       1.09%/(b)/    0.64%
Portfolio turnover rate................................................        103%          38%          116%
Number of shares outstanding at end of period (000's)..................     99,984      127,742         6,691
Net assets at end of period (000's).................................... $1,025,501   $1,177,556       $89,740

                                                                                       Value Fund
                                                                        ----------------------------------------------

                                                                                   Year Ended May 31,
                                                                        ----------------------------------------------
                                                                             2006          2005        2004     2003
                                                                        --------       -------       -------  -------

PER SHARE DATA
Net asset value at beginning of period................................. $  11.15       $  9.99       $  8.62  $  9.69
                                                                        ----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...................................     0.14          0.06          0.08     0.07
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     1.07          1.42          1.38    (1.05)
                                                                        ----------------------------------------------
   Total income (loss) from investment operations......................     1.21          1.48          1.46    (0.98)
                                                                        ----------------------------------------------
Distributions from:
   Net investment income...............................................    (0.05)        (0.01)        (0.09)   (0.06)
   Net realized gain on securities.....................................    (0.12)        (0.31)            -    (0.03)
                                                                        ----------------------------------------------
   Total distributions.................................................    (0.17)        (0.32)        (0.09)   (0.09)
                                                                        ----------------------------------------------
Net asset value at end of period....................................... $  12.19       $ 11.15       $  9.99  $  8.62
                                                                        ----------------------------------------------
TOTAL RETURN/(a)/......................................................    10.92%/(f)/   14.83%/(f)/   17.01%  (10.01)%
                                                                        ----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...........................     0.92%         1.28%         1.32%    1.50%
Ratio of expenses to average net assets/(d)/...........................     0.92%         1.39%         1.32%    1.50%
Ratio of expense reductions to average net assets......................        -             -             -        -
Ratio of net investment income (loss) to average net assets/(c)/.......     1.29%         0.60%         0.89%    0.94%
Ratio of net investment income (loss) to average net assets/(d)/.......     1.29%         0.49%         0.89%    0.94%
Portfolio turnover rate................................................       76%          144%           36%      40%
Number of shares outstanding at end of period (000's)..................   16,214         2,053         1,448    1,291
Net assets at end of period (000's).................................... $197,648       $22,890       $14,472  $11,134

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

VALIC Company I
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders of and Board of Directors of VALIC Company I:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Core Value Fund, Government Securities Fund, Growth & Income Fund, Health Sciences Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund, Money Market I Fund, Nasdaq-100/(R)/ Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. Additionally, we have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company I's Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund, and VALIC Ultra Fund as of May 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods indicated therein, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the VALIC Company I's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of VALIC Company I's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Core Value Fund, Government Securities Fund, Growth & Income Fund, Health Sciences Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Index Fund, Mid Cap Strategic Growth Fund, Money Market I Fund, Nasdaq-100/(R)/ Index Fund, Science & Technology Fund, Small Cap Fund, Small Cap Index Fund, Social Awareness Fund, Stock Index Fund, and Value Fund as of May 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VALIC Company I's Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund, and VALIC Ultra Fund as of May 31, 2007, the results of their operations for the period then ended, the changes in their net assets for each of the periods indicated therein, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ ERNST & YOUNG LLP

Houston, Texas
July 25, 2007

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

 At meetings held on January 17-18, 2007 and April 23-24, 2007, the Board of Directors (the "Board"), including the Directors who are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), approved new investment sub-advisory agreements between (1) The Variable Annuity Life Insurance Company ("VALIC") and BlackRock Investment Management, Inc. ("BlackRock") with respect to the Core Equity Fund, and (2) VALIC and Putnam Investment Management, LLC ("Putnam") with respect to the Global Equity Fund and the Small Cap Special Values Fund (collectively, the "Sub-advisory Agreements"). BlackRock and Putnam are collectively referred to as the "Sub-advisers." The Core Equity, Global Equity, and Small Cap Special Values Funds are collectively referred to as the "Funds."

 The Board was advised that the Sub-advisers completed a detailed questionnaire and that their responses to the questionnaire were reviewed by management and counsel to the Independent Directors. The Board was advised of the factors that it should consider in its review of the Sub-advisory Agreements.

 In connection with the new Sub-advisory Agreement with Putnam (the "Putnam Sub-advisory Agreement"), the Board considered that the existing investment sub-advisory agreement between VALIC and Putnam (the "Prior Sub-advisory Agreement") would terminate upon the effective date of a change of control transaction in which Putnam is to be acquired by Great West Lifeco., Inc., an indirect wholly-owned subsidiary of Power Financial Corporation of Canada ("Power Financial") (the "Transaction"). It was proposed that upon the termination of the Prior Sub-advisory Agreement, the Putnam Sub-advisory Agreement will become effective. Putnam reported that the Transaction would not have a material effect on Putnam's ability to continue to manage either Fund.

 In connection with its approval of Sub-advisory Agreements, the Board received materials related to certain factors used in its consideration of whether to approve the agreements. Those factors included: (1) the nature, extent and quality of services provided by the Sub-advisers; (2) the sub-advisory fees charged in connection with the management of the Funds; (3) the investment performance of the Funds; (4) the costs of services and the benefits potentially derived by the Sub-adviser; (5) the terms of the Sub-advisory Agreements; (6) whether the Funds will benefit from possible economies of scale; and (7) the profitability of the Sub-advisers. With respect to the BlackRock Sub-advisory Agreement, the Board additionally considered the following factors: (a) BlackRock's sub-advisory fee rate, compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives ("Sub-advisory Expense Group"); (2) the investment performance of the Core Equity Fund compared to performance of funds in the Morningstar Large Blend Category ("Performance Group") and against its current benchmark, the Standard & Poor's 500(R) Index ("S&P 500 Index"); and (3) information regarding BlackRock's compliance and regulatory history.

 The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions during which such independent counsel provided guidance to the Independent Directors.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by the Sub-advisers. The Board considered that the Sub-advisers' management of the Funds are subject to the oversight of VALIC and the Board, and the Funds must be managed in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectuses and statements of additional information. The Board considered information provided to them regarding the services provided by the Sub-advisers. The Board reviewed the qualifications, background and responsibilities of the Sub-advisers' investment and compliance personnel who are responsible for providing investment management services to the Funds. With respect to Putnam, the Board also took into account the financial condition of Putnam and Power Financial and certain of its subsidiaries. It was specifically noted that Power Financial would allow Putnam to continue with its current business plan, and there would be very little impact to Putnam or its advisory clients as a result of the change of ownership. The Directors also considered that Putnam would stay in Boston, will keep the Putnam brand and that Putnam's administrative and investment staff will remain unchanged.

 With respect to BlackRock, the Board noted that BlackRock would use two teams to manage the Core Equity Fund's portfolio of securities on a day-to-day basis, which includes providing investment research, advice and supervision, and determining which Fund securities should be purchased or sold. The Board considered that BlackRock utilizes strict portfolio construction parameters and risk management controls in a multi-factor model. The Board considered that the Fund would be managed by BlackRock's Large Cap Core and Basic Value Investment teams and that BlackRock would have the flexibility to reallocate the Fund's assets between the two teams to help maximize the Fund's performance and maintain its position within the Morningstar Large Cap Blend Category. It noted that initially the Fund's assets would be split 70% managed by the Large Cap Core Investment Team and 30% managed by the Basic Value Investment Team.

 The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services under the Sub-advisory Agreements were satisfactory and that the Sub-advisers will continue to have the resources to attract and retain highly qualified investment professionals.

 Fees and Expenses. Management reported that the sub-advisory fees under the Putnam Sub-advisory Agreement will not change as a result of the Transaction. The Board also considered that the Sub-advisers are paid by VALIC out of its advisory fees it receives and is not paid by the Funds. The Board also considered that sub-advisory fees may vary widely within peer groups for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. With respect to the Core Equity Fund, the Board considered that the Fund's sub-advisory fees would increase once BlackRock assumed sub-advisory responsibilities, but that the advisory fee payable to VALIC by the Fund would remain unchanged. The Board noted that the Core Equity Fund's current actual and contractual sub-advisory fees were below the median of its Sub-advisory Expense Group and that the sub-advisory fees payable to BlackRock would be approximately at the median of its Sub-advisory Expense Group.

 The Board concluded that the sub-advisory fee for each Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

 Investment Performance. Management reported that its rationale for hiring BlackRock was due to the Fund's inconsistent performance. The Board received and reviewed information regarding the Fund's actual investment performance compared to the S&P 500(R) Index, its current benchmark and the average of the Morningstar Large Blend Category. In addition, the Board considered management's presentation of hypothetical performance of the Fund if it had been sub-advised by BlackRock with the proposed allocations between the two investment teams. The Fund's actual performance for the one- and three-year periods ended September 30, 2006, underperformed the S&P 500 Index and its Performance Group; however, the hypothetical performance for the same periods exceeded the Fund's performance, the S&P 500 Index and its Performance Group. The Board concluded that management was addressing the Fund's performance by proposing a new sub-adviser.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS -- (continued)
--------------------------------------------------------------------------------


 Cost of Services & Benefits Derived. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Funds are de minimis.

 Profitability and Economies of Scale. It was noted that the sub-advisory fees paid pursuant to the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives from the Funds, under its investment advisory agreement. The Board determined that the profitability to the Sub-advisers was not a material factor in their consideration of the Sub-advisory Agreements. For similar reasons, the potential for the Funds to experience economies of scale from the Sub-advisers' management of the Funds was not considered a material factor in the Board's approval of the Sub-advisory Agreements, although the Board noted that the sub-advisory fees of the Core Equity and Small Cap Special Values Fund include breakpoints that will reduce the fee rate on assets above specified levels.

 Terms of the Sub-advisory Agreements. The Board reviewed the terms of the Sub-advisory Agreements including the duties and responsibilities undertaken by the Sub-advisers. It was noted that the terms of the Putnam Sub-advisory Agreement will not differ from the terms of the Prior Sub-advisory Agreement except for effective date and the term of the Putnam Sub-advisory Agreement. The Sub-advisory Agreements will last for an initial term of two years and may be renewed annually thereafter, if approved by the Board and a majority of the Independent Directors. The Board noted that the Sub-Advisory Agreements provide that the Sub-advisers will pay all of their own expenses in connection with the performance of their duties as well as the cost of maintaining the staff and personnel as necessary for them to perform their obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

 Compliance. The Board reviewed BlackRock's compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning BlackRock's compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on BlackRock's ability to provide services to the Fund.

 Conclusions. In reaching its decision to approve the Sub-advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including the Independent Directors, concluded that it was reasonable to approve the Sub-advisory Agreements.

VALIC Company I
DIRECTOR INFORMATION -- May 31, 2007
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                           Funds in
                                 Position    Term of Office                                              Fund Complex
Name, Birth Date                 Held With   and Length of                                               Overseen by
and Address*                   VALIC Complex Time Served(4) Principal Occupations During Past Five Years Director(2)
----------------------------------------------------------------------------------------------------------------------
Independent Directors
Thomas J. Brown                Director           2005-     Retired Formerly, Chief Operating Officer         47
 DOB: December 24, 1945                         Present     and Chief Financial Officer, American
                                                            General Asset Management (Investment
                                                            Management), (2000-2002).
----------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven           Director           1998-     Retired Administrator.                            89
 DOB: October 6, 1945                           Present








----------------------------------------------------------------------------------------------------------------------
William F. Devin               Chairman and       2001-     Retired.                                          89
 DOB: December 30, 1938        Director(5)      Present

----------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director           1998-     Professor and Head, Department of                 47
 DOB: July 15, 1949                             Present     Neuroscience (1980-Present), and
                                                            Visscher Chair of Physiology, University
                                                            of Minnesota (1999-Present).
----------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director           1998-     Attorney At Law, General Practice (2005-          47
 DOB: July 27, 1940                             Present     Present) Formerly, Municipal Court Judge,
                                                            Dallas, TX (1995-2004)
----------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director           1984-     Pastor Emeritus (1997-Present) and                47
 DOB: December 15, 1923                         Present     formerly Director of Planned Giving
                                                            (1997-2005), First Presbyterian Church,
                                                            Houston, TX.
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director           2001-     Vice President, Massachusetts Capital             47
 DOB: December 30, 1949                         Present     Resources Co. (1982-Present).
----------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director           1993-     Retired.                                          47
 DOB: September 26, 1930                        Present
----------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director           1998-     President, Morehouse School of Medicine,          47
 DOB: October 28, 1946                          Present     Atlanta, Georgia (2006-Present). Formerly,
                                                            President, Meharry Medical College,
                                                            Nashville, Tennessee (1994-2006).
----------------------------------------------------------------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)            Director           2001-     President, CEO and Director, AIG                  98
 DOB: January 23, 1954                          Present     SAAMCo (1995-Present); Director, AIG
                                                            SunAmerica Capital Services, Inc.
                                                            ("SACS") (1993-Present); President and
                                                            CEO, AIG Advisor Group, Inc. (2004-
                                                            Present)
----------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran               President and      2002-     Senior Vice President, VALIC (2001-              N/A
 DOB: June 4, 1965             Principal        Present     Present).
                               Executive
                               Officer
----------------------------------------------------------------------------------------------------------------------



Name, Birth Date                     Other Directorships
and Address*                         Held by Director(3)
---------------------------------------------------------------
Independent Directors
Thomas J. Brown                Trustee, Merrimac Funds, a
 DOB: December 24, 1945        mutual fund company (2004-
                               Present).

---------------------------------------------------------------
Dr. Judith L. Craven           Director, Belo Corporation, a
 DOB: October 6, 1945          media company (1992-
                               Present); Director SYSCO
                               Corporation, a food marketing
                               and distribution company
                               (1996-Present); Director,
                               Luby's, Inc., a restaurant chain
                               (1998-Present); Director,
                               University of Texas Board of
                               Regents (2001-Present).
---------------------------------------------------------------
William F. Devin               Member, Board of Governors,
 DOB: December 30, 1938        Boston Stock Exchange (1985-
                               Present).
---------------------------------------------------------------
Dr. Timothy J. Ebner           None.
 DOB: July 15, 1949


---------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. None.
 DOB: July 27, 1940

---------------------------------------------------------------
Dr. John Wm. Lancaster         None.
 DOB: December 15, 1923


---------------------------------------------------------------
Kenneth J. Lavery              None.
 DOB: December 30, 1949
---------------------------------------------------------------
Ben H. Love                    None.
 DOB: September 26, 1930
---------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director, LifePoint Hospitals,
 DOB: October 28, 1946         Inc. (2005-Present); Director,
                               HealthSouth Corp. (2004-
                               Present).
---------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)            None.
 DOB: January 23, 1954




---------------------------------------------------------------
Officers
Evelyn M. Curran               N/A
 DOB: June 4, 1965


---------------------------------------------------------------

VALIC Company I
DIRECTOR INFORMATION -- May 31, 2007 -- (continued)
--------------------------------------------------------------------------------

                                                                                                         Number of
                                                                                                          Funds in
                                            Term of Office                                              Fund Complex
Name, Birth Date         Position Held With and Length of                                               Overseen by
and Address*               VALIC Complex    Time Served(4) Principal Occupations During Past Five Years Director(2)
---------------------------------------------------------------------------------------------------------------------
Officers
John Packs               Vice President          2001-     Senior Investment Officer, VALIC (2001-          N/A
  DOB: December 9, 1955  and Senior            Present     Present).
                         Investment
                         Officer
---------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston      Treasurer and           2002-     Vice President, AIG SAAMCo (2001-                N/A
 DOB: January 18, 1966   Principal             Present     Present).
                         Financial Officer
---------------------------------------------------------------------------------------------------------------------
Nori L. Gabert           Vice President,         2000-     Vice President and Deputy General                N/A
 DOB: August 15, 1953    Chief Legal           Present     Counsel, AIG SAAMCo (2001-Present).
                         Officer and
                         Secretary
---------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler      Vice President          2005-     Senior Vice President and General                N/A
  DOB: November 17, 1966                       Present     Counsel, AIG SAAMCo (June 2005 to
                                                           Present); Formerly Vice President and
                                                           Director of U.S. Asset Management
                                                           Compliance, Goldman Sachs Asset
                                                           Management (June 2004 to June 2005);
                                                           Deputy General Counsel, Credit Suisse
                                                           Asset Management (June 2002 to June
                                                           2004).
---------------------------------------------------------------------------------------------------------------------
Cynthia A. Gibbons       Vice President          2002-     Vice President, AIG SAAMCo (August               N/A
  DOB: December 6, 1967  and                   Present     2002-Present); Formerly Securities
                         Chief Compliance                  Compliance Manager, American General
                         Officer ("CCO")                   Investment Management (June 2000-
                                                           August 2002).
---------------------------------------------------------------------------------------------------------------------
Matthew J. Hackethal     Anti-Money              2007-     Senior Compliance Manager, AIG                   N/A
  DOB: December 31, 1971 Laundering            Present     SAAMCo (November 2006 to Present);
                         Compliance                        Formerly Vice President, Credit Suisse
                         Officer                           Asset Management (May 2001 to October
                                                           2006); CCO, Credit Suisse Alternative
                                                           Funds (November 2005 to October 2006);
                                                           CCO, Credit Suisse Asset Management
                                                           Securities, Inc. (April 2004 to August
                                                           2005)
---------------------------------------------------------------------------------------------------------------------
Donna M. Handel          Vice President          2002-     Senior Vice President, AIG SAAMCo                N/A
  DOB: June 25, 1966     and Assistant         Present     (December 2004 to present); Vice
                         Treasurer                         President, AIG SAAMCo (August 1997 to
                                                           December 2004); Assistant Treasurer, AIG
                                                           SAAMCo (1993 to 2002).
---------------------------------------------------------------------------------------------------------------------



Name, Birth Date         Other Directorships
and Address*             Held by Director(3)
--------------------------------------------
Officers
John Packs               N/A
  DOB: December 9, 1955


--------------------------------------------
Gregory R. Kingston      N/A
 DOB: January 18, 1966

--------------------------------------------
Nori L. Gabert           N/A
 DOB: August 15, 1953


--------------------------------------------
Gregory N. Bressler      N/A
  DOB: November 17, 1966







--------------------------------------------
Cynthia A. Gibbons       N/A
  DOB: December 6, 1967



--------------------------------------------
Matthew J. Hackethal     N/A
  DOB: December 31, 1971







--------------------------------------------
Donna M. Handel          N/A
  DOB: June 25, 1966



--------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with AIG SAAMCo, an affiliated company with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the AIG Series Trust, Inc. (5 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(4)Directors serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC COMPANY I
SPECIAL MEETING OF SHAREHOLDERS -- May 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                             Proxy Voting Results

A special Meeting of Shareholders of VALIC Company I Small Cap Aggressive Growth Fund was held on November 26, 2006. The fund voted in favor of adopting the following proposal.

1. To approve the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company and Wells Capital Management Incorporated; and

2. To approve an arrangement to permit VALIC, on behalf of the Fund, to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval.

                     Votes in Favor of Proposal 1 4,801,043
                     Votes Against Proposal 1....   122,733
                     Votes Abstained Proposal 1..    83,678

                     Votes in Favor of Proposal 2 4,414,465
                     Votes Against Proposal 2....   509,311
                     Votes Abstained Proposal 2..    83,678

VALIC Company I
SHAREHOLDER TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

 Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2007.

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007, which will be made available after the end of the calendar year.

 During the year ended May 31, 2007 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                         Net           Net                                Qualifying % for the
                            Total      Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                      Dividends     Income    Capital Gains Tax Credit* Source Income  Received Deduction
------------------------ ------------ ----------- ------------- ----------- ------------- --------------------
Asset Allocation........ $ 24,448,949 $ 6,476,557 $ 17,972,392  $       --   $        --          19.94%
Blue Chip Growth........      164,717     164,717           --          --            --         100.00
Broad Cap Value Income..      271,979     271,979           --                                    55.97
Capital Conservation....    3,178,375   3,178,375           --          --            --             --
Core Equity.............    3,049,676   3,049,676           --          --            --         100.00
Core Value..............    1,900,003   1,900,003           --          --            --         100.00
Foreign Value...........    8,776,933   8,776,933           --   1,540,238    14,910,818             --
Global Equity...........    5,556,099   5,556,099           --     661,724     8,624,344           9.17
Global Strategy.........    7,534,936   7,534,936           --     650,568     4,652,605           4.44
Government Securities...    2,583,720   2,583,720           --          --            --             --
Growth & Income.........      952,162     952,162           --          --            --         100.00
Health Sciences.........   22,523,320   5,612,768   16,910,552          --            --           6.06
Inflation Protected.....      545,426     545,426           --          --            --             --
International Equities..   69,480,559  45,520,828   23,959,731   2,161,337    18,995,999           0.35
International Government
 Bond...................   10,008,254   6,981,559    3,026,695          --            --             --
International Growth I..    9,266,849   9,266,849           --   1,294,035    10,688,721           1.76
Large Cap Core..........      927,751     927,751           --          --            --          50.09
Large Capital Growth....    1,326,497   1,326,497           --          --            --         100.00
Mid Cap Index...........  184,785,714  23,249,259  161,536,455          --            --          45.15
Mid Cap Strategic Growth      147,349     147,349           --                                    60.85
Money Market I..........   22,979,703  22,979,703           --          --            --             --
Nasdaq-100(R) Index.....       64,720      64,720           --          --            --         100.00
Science & Technology....           --          --           --          --            --             --
Small Cap Aggressive
 Growth.................       52,480      52,480           --                                     3.42
Small Cap...............   43,145,035   9,571,664   33,573,371          --            --          30.81
Small Cap Index.........   57,692,475  12,199,024   45,493,451          --            --          22.59
Small Cap Special Values    3,545,768   3,489,088       56,680                                    18.51
Small Cap Strategic
 Growth.................           --          --           --                                       --
Social Awareness........   20,433,431   2,907,560   17,525,871          --            --         100.00
Stock Index.............  204,625,282  42,619,498  162,005,784          --            --         100.00
VALIC Ultra.............      127,665     127,665           --                                   100.00
Value...................   11,562,729  10,699,427      863,302          --            --          21.95

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I
COMPARISONS: FUNDS VS. INDEXES (Unaudited)
--------------------------------------------------------------------------------

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VCI Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the "Contracts"), a qualifying employer-sponsored retirement plan (the "Plans"), or Individual Retirement Accounts ("IRAs"). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

VALIC Company I Asset Allocation Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Asset Allocation Fund posted a return of 18.14% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index and 15.15% for the Blended Index.

The Fund utilizes quantitative techniques to determine its asset allocation among six component parts, four quantitatively managed equity sleeves, an actively managed fixed income component, and cash. The equity portion of the Fund consists of a Research Enhanced index portfolio, a Growth portfolio, a Value portfolio, and a portfolio which tracks the MSCI EAFE index via a mixture of futures and exchange traded funds (ETFs).

The baseline allocation is tilted slightly more towards equities than the benchmark (58%/34.5%/7.5% equity/fixed/cash versus a benchmark of 55%/35%/10%). Research Enhanced comprised roughly 50% of the baseline equity portfolio, with Growth, Value, and Equity Index splitting the balance evenly. The Fund employs a tactical asset allocation model which will shift the baseline allocation by over or underweighting equities with a corresponding under or overweighting of fixed income. This is primarily accomplished via a futures overlay utilizing S&P 500 futures and U.S. 10-year Treasury Note futures. The model overweighted equities by 5% and underweighted fixed income by the same amount for most of the year.

During the year, all sleeves, with the exception of the Growth sleeve, contributed to performance.

                   Growth of $10,000 Investment

                              [CHART]

               Asset                                      Lehman Brothers
            Allocation   S&P 500/(R)/       Blended          Aggregate
               Fund         Index*          Index**        Bond Index***
            ----------   ------------    -------------    ---------------
5/97         $10,000       $10,000         $10,000           $10,000
5/98          12,194        13,068          12,104            11,092
5/99          13,685        15,817          13,791            11,573
5/00          14,594        17,474          14,794            11,817
5/01          14,236        15,630          14,673            13,366
5/02          13,443        13,466          13,982            14,449
5/03          13,614        12,379          13,988            16,122
5/04          15,123        14,648          15,356            16,051
5/05          16,228        15,854          16,464            17,146
5/06          17,098        17,222          17,281            17,064
5/07          20,199        21,148          19,898            18,201


For the year ended May 31, 2007, the Asset Allocation Fund returned 18.14% compared to 15.15% for the Blended Index.

* The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The Blended Index for Asset Allocation Fund consists of the S&P 500(R) Index
   (55%), the Lehman Brothers Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
18.14%          8.49%           7.28%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Blue Chip Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 21.30% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

Stock selection in the energy and information technology sectors hampered results relative to the S&P 500(R) Index. However, results versus the benchmark benefited from stock selection in the consumer discretionary and financials sectors. Overall, stock selection contributed to relative performance, but sector allocation detracted.

The Fund's largest relative performance detractor over the past twelve-months was the energy sector due primarily to stock selection and, to a lesser extent, an underweight allocation. Being underweight in ExxonMobil, detracted from relative performance. Although it was one of the Fund's best absolute performance contributors, stock selection hurt relative results in the information technology sector. Among semi-conductor holdings, Marvell Technology Group and Maxim Integrated Products were significant detractors of performance. Yahoo! and Hewlett-Packard also detracted from performance for the year. An underweight position in utilities and materials stocks, which were strong performers in the benchmark, hurt relative returns.

The consumer discretionary sector produced the Fund's best relative performance contribution due to strong stock selection. The leading contributor in the group was Amazon.com, due to a large overweight. Gaming stocks, Wynn Resorts, and MGM Mirage also contributed to returns. The financials sector also generated a strong relative performance contribution largely due to stock selection. In particular, the Fund benefited from the gains in asset managers Franklin Resources, Charles Schwab and Goldman Sachs. The Fund's relative performance also benefited from being underweight in commercial banks and diversified financial services, although holdings in Deutsche Boerse and IntercontinentalExchange contributed to performance.

                          Growth of $10,000 Investment

                                    [CHART]

             Blue Chip Growth Fund     S&P 500/(R)/ Index*
             ---------------------     -------------------
11/00               $10,000                $10,000
 5/01                 8,586                  8,852
 5/02                 7,279                  7,627
 5/03                 6,808                  7,011
 5/04                 7,911                  8,296
 5/05                 8,370                  8,979
 5/06                 8,985                  9,754
 5/07                10,899                 11,977

For the year ended May 31, 2007, the Blue Chip Growth Fund returned 21.30% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
21.30%        8.41%            1.32%
-----------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future results. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Broad Cap Value Income Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, Inc.

The Broad Cap Value Income Fund posted a return of 25.09% for the twelve-month period ending May 31, 2007, compared to a return of 25.58% for the Russell 1000(R) Value Index.

On a sector basis, stock selection in consumer staples was the largest contributor to performance. Selection within industrials also impacted performance in the positive direction. Two other sectors with large positive contributions to performance were information technology and consumer discretionary.

Energy stocks have continued to perform well and the decision to underweight the sector versus the benchmark hurt relative performance. Significant holdings in healthcare have also hurt performance, specifically Omnicare and Wellpoint.

                          Growth of $10,000 Investment

                                     [CHART]

                                             Russell 1000/(R)/
                     Broad Cap Value Fund      Value Index*
                    ----------------------   ----------------
    12/05                  $10,000              $10,000
     2/06                   10,158               10,393
     5/06                   10,228               10,529
     8/06                   10,598               11,036
    11/06                   11,410               11,889
     2/07                   11,762               12,120
     5/07                   12,794               13,222

For the year ended May 31, 2007, the Broad Cap Value Income Fund returned 25.09% compared to 25.58% for the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index measures the performance of those Russell
 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
25.09%                  18.01%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Capital Conservation Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Capital Conservation Fund posted a return of 6.46% for the twelve-month period ending May 31, 2007, compared to a return of 6.66% for the Lehman Brothers Aggregate Bond Index.

The Fund benefited from exposure to investment grade rated emerging market bonds. The strong market environment sustained high yield markets, driving the spread differential between BBB rated credits and BB rated credits to all-time highs.

The yield and the quality of the Fund played an important role in returns. BBB rated credits were the best performers within high grade. Broadly speaking, both high yield bonds and emerging market securities performed strongly and contributed positively to the annual performance of the Fund. Structured products did not perform as strongly as other asset classes. In particular, Commercial Mortgage Backed Securities (CMBS) bonds were a drag to the performance of the Fund.

Specific security selection proved once again to be a primary driver of returns in the Fund. Each asset class is managed from a bottom-up perspective, which places a high degree of weight on the managers' ability to select the best performing securities available. Moreover, market conditions over the past year have called for a particular focus on individual security selection as differentiation among broader sectors and asset classes has been increasingly difficult. Top performing securities for the year included Calpine Corp secured debt (8.75% due 07/15/2013), General Motors intermediate bonds (6.875% due 09/15/2011), and United States Treasury bonds (5.125% due 05/15/2016 and 5.375%
due 05/15/2031). Poor performers included Harrah's intermediate bonds (6.50 due 06/01/2016) and Federal National Mortgage Association (FNMA) (5.50% due 11/25/2036 and 5.00% due 05/25/2037).

                          Growth of $10,000 Investment

                                     [CHART]

                   Capital Conservation     Lehman Brothers
                        Fund              Aggregate Bond Index*
                        ----              ---------------------
   5/97               $10,000                  $10,000
   5/98                11,076                   11,092
   5/99                11,436                   11,573
   5/00                11,451                   11,817
   5/01                12,979                   13,366
   5/02                13,774                   14,449
   5/03                15,331                   16,122
   5/04                15,205                   16,051
   5/05                16,115                   17,146
   5/06                16,111                   17,064
   5/07                17,152                   18,201


For the year ended May 31, 2007, the Capital Conservation Fund returned 6.46% compared to 6.66% for the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
6.46%           4.48%           5.54%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Core Equity Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Core Equity Fund posted a return of 19.02% for the twelve-month period ending May 31, 2007, compared to a return of 22.93% for the Russell 1000(R) Index and 22.79% for the S&P 500(R) Index.

Blackrock Financial Management, LLC replaced the previous subadvisers for the Fund in March 2007.

A discussion with Blackrock Financial Management, LLC -- regarding their portion of the Fund (the "portfolio") (Large Cap Core)

The portfolio seeks long-term capital growth by investing in a diversified portfolio of equity securities of large cap companies in the United States, using an investment approach that blends growth and value. The portfolio management team uses quantitative models that employ various factors to look for companies that are consistent with the portfolio's investment strategy.

Stock selection in the information technology, consumer discretionary and industrials sectors hindered the portfolio's relative return for the period. Conversely, the portfolio's holding in healthcare, energy and consumer staples had a positive impact on the performance in comparison to that of the benchmark. Regarding sector allocation, the portfolio's overweight position in consumer discretionary stocks and underweight exposure to energy and telecommunication services detracted from the comparative performance, while a below-benchmark allocation in financials and an overweight in information technology enhanced the relative return.

The portfolio's holdings in Schering-Plough Corporation and Express Scripts Inc. (both in the healthcare sector) and Marathon Oil Corporation (energy) posted the largest absolute returns for the period, gaining 37.6%, 32.5% and 31.3%, respectively. The weakest performing stocks included Sun Microsystems, Inc. (information technology), First Marblehead Corporation (financials) and AMR Corporation (industrials), recording respective returns of -18.7%, -16.6% and -14.7% for the period.

A discussion with Blackrock Financial Management, LLC -- regarding their portion of the Fund (the "portfolio") (Basic Value)

Stock selection within the consumer staples, financials, healthcare and telecommunication services sectors contributed positively to performance. The consumer staples added +50 basis points to performance, led by shares of Unilever and a lack of ownership of Procter & Gamble. Financials contributed +39 basis points, led by shares of SLM Corp. Within the healthcare sector, +29 basis points was attributable to stock selection as shares of Schering-Plough and Baxter International advanced during the reporting period. The combination of stock selection and an overweight allocation to the telecommunications services sector also contributed to performance. Additionally, individual holdings from other sectors of the fund enhanced performance including Peabody Energy, GlobalSantaFe, Alcoa and Honeywell International.

On the negative side, security selection within the information technology sector hindered performance by - 80 basis points as shares of LSI, Sun Microsystems, Fairchild Semiconductors International and Unisys did not perform as anticipated. The portfolio was also hurt by lack of ownership in Apple. The industrials sector detracted -19 basis points overall from performance with disappointing results from Northrop Grumman (-9 basis points) and Raytheon (-8 basis points). Individual holdings from other sector that also detracted from performance included GlaxoSmithKline, Interpublic Group of Cos., Bank of NY Mellon and Unisys.

VALIC Company I Core Equity Fund
COMPARISON: FUND VS. INDEX -- (continued)
--------------------------------------------------------------------------------

                          Growth of $10,000 Investment

                                    [CHART]
                                                         Russell 1000/(R)/
           Core Equity Fund     S&P 500/(R)/ Index*           Index**
           ----------------     -------------------     -------------------
5/97           $10,000               $10,000                  $10,000
5/98            12,741                13,068                   13,071
5/99            14,550                15,817                   15,725
5/00            14,690                17,474                   17,606
5/01            12,983                15,630                   15,710
5/02            10,850                13,466                   13,614
5/03            10,005                12,379                   12,564
5/04            11,742                14,648                   14,939
5/05            12,504                15,854                   16,347
5/06            13,206                17,222                   17,881
5/07            15,718                21,148                   21,982


For the year ended May 31, 2007, the Core Equity Fund returned 19.02% compared to 22.93% for the Russell 1000(R) Index and 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**Effective March 5, 2007, the Fund changed its benchmark to the Russell
  1000(R) Index. Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents 92% of the total market capitalization of the Russell 3000(R) Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
19.02%          7.70%           4.63%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Core Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Core Value Fund posted a return of 25.67% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund ("the portfolio") (Income & Growth)

Every sector in the portfolio posted positive returns for the one-year period, led by telecommunication services, materials, energy and utilities sectors. Among the weakest-performing sectors of the portfolio were financials and consumer discretionary.

Strong stock selection was key to the portfolio outperforming the S&P 500(R) Index. The stock selection process added value in eight of the ten market sectors. Energy stocks contributed the most to the portfolio outperforming the benchmark. An emphasis on energy producers over energy equipment and services providers boosted results. Other sectors that enhanced relative performance included information technology and materials.

On the downside, the only two sectors of the portfolio that detracted from relative results were financials and telecommunications services.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund ("the portfolio") (Large Company Value)

The information technology sector was a top contributor to the portfolio's performance versus the S&P 500(R) Index, primarily through effective stock selection among companies involved in semiconductors and the equipment used to make them, as well as providers of communications equipment.

The consumer staples sector represented another source of relative results. The portfolio held The Kroger Co., whose stock rose 52% over the period. In the energy sector, an overweight in large multinational oil and gas companies, such as Chevron Corp. and Exxon Mobil Corp., further added to relative performance. The financials sector held two top detractors, Washington Mutual, Inc. and Freddie Mac.


                          Growth of $10,000 Investment

                                     [CHART]

             Core Value Fund     S&P 500/(R)/ Index*
             ---------------     -------------------
   12/00        $10,000               $10,000
    5/01          9,640                 9,463
    5/02          8,620                 8,153
    5/03          7,942                 7,495
    5/04          9,463                 8,868
    5/05         10,512                 9,598
    5/06         11,189                10,427
    5/07         14,061                12,804

For the year ended May 31, 2007, the Core Value Fund returned 25.67% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
25.67%       10.28%            5.40%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Foreign Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors, Ltd.

The Foreign Value Fund posted a return of 24.08% for the twelve-month period ending May 31, 2007, compared to a return of 26.84% for the Morgan Stanley Capital International Europe, Australasia and the Far East ("MSCI EAFE") Index.

During the fiscal year, Fund performance relative to the MSCI EAFE Index benefited from overweighting and stock selection in the telecommunication services sector. Telecommunications services holdings that benefited performance included Russia's Mobile TeleSystems, Mexico's Telefonos de Mexico, and China's China Mobile and China Telecom Corp. In the consumer discretionary sector, Burberry Group and United Kingdom catering and restaurant company, Compass Group, performed well. In addition, stock selection in the industrials sector helped relative performance, with Gamesa Corporation Tecnologica, Australia's Qantas Airways and Vestas Wind Systems performing well. Currency factors accounted for a boost to performance over the twelve-month period.

Detractors from relative performance included stock selection in the financials sector. Several commercial bank industry holdings fell in value, including Shinsei Bank, Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group. In the utilities sector, the Fund's underweighted exposure hindered relative returns, as the sector outperformed the overall index during the fiscal year. Within the sector, stock selection hurt relative results. Stock selection in the information technology sector also weighted on relative performance, with components Lite-On Technology and Samsung Electronics declining in value. During the reporting period, the Fund's cash position also detracted from performance.

From a geographic perspective, stock selection among United Kingdom stocks and an overweight allocation to China helped performance relative to the index. Alternatively, stock selection in Germany and allocations to non-index countries Taiwan and South Korea hindered relative performance.
                          Growth of $10,000 Investment

                                    [CHART]

             Foreign Value
                 Fund              MSCI EAFE Index*
             -------------        -----------------
  12/05        $10,000                $10,000
   2/06         10,433                 10,902
   5/06         10,763                 11,340
   8/06         11,194                 11,767
  11/06         12,054                 12,609
   2/07         12,375                 13,199
   5/07         13,366                 14,384

For the year ended May 31, 2007, the Foreign Value returned 24.08% compared to 26.84% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
24.08%                  21.53%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Global Equity Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Putnam Investment Management, LLC

The Global Equity Fund posted a return of 30.35% for the twelve-month period ending May 31, 2007, compared to a return of 24.51% for the Morgan Stanley Capital International ("MSCI") World Index.

Stock selection at the country and sector level had a positive impact on relative returns. Stock selection was particularly strong in the energy sector, where SK Corporation and integrated oil and gas companies such as Marathon Oil advanced. At the country level, stock selections in Japan and the United States added the most relative performance. In Japan, shipping company MITSUI OSK was the top contributor to relative performance, while in the United States, Marathon Oil and Goldman Sachs exhibited strong returns relative to the benchmark. While stock selection was broadly positive for the period, partially detracting from results were overweight positions in Countrywide Financial, Sankyo Gunma, and Johnson & Johnson.

Sector selection had an adverse impact on performance relative to the benchmark, based on an underweight allocation to the strong-performing utility sector and an overweight allocation to the weak-performing healthcare sector. Country selection also had an adverse impact on relative performance, with an overweight allocation to Japan and an underweight allocation to Spain detracting the most value.
                          Growth of $10,000 Investment

                                    [CHART]

            Global Equity Fund     MSCI World Index*
            ------------------     -----------------
   12/05         $10,000                $10,000
    2/06          10,498                 10,506
    5/06          10,748                 10,685
    8/06          11,018                 11,028
   11/06          12,039                 11,852
    2/07          12,358                 12,172
    5/07          14,010                 13,304


For the year ended May 31, 2007, the Global Equity Fund returned 30.35% compared to 24.51% for the Morgan Stanley Capital International (MSCI) World Index/SM/.

*The Morgan Stanley Capital International (MSCI) World Index/SM/ measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
30.35%                  25.44%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Global Strategy Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 21.86% for the twelve-month period ending May 31, 2007, compared to a return of 26.15% for the Morgan Stanley Capital International All Country World Index ("MSCI ACWI").

A discussion with Franklin Advisers, Inc. -- regarding their portion of the Fund (the "portfolio") (Fixed Income)

The portfolio is denominated in the U.S. dollar, which fell against major U.S. trading partners over the year. By significantly underweighting U.S. dollar exposure, the portfolio benefited from appreciation of most major currencies against the U.S. dollar. In addition to investment grade global government bonds, the portfolio's allocations also included non-investment grade global government bonds, sovereign debt and supranational bonds and cash.

Among the portfolio's global government bond allocation, two primary risk attributes, interest rate and currency risk, are managed. The portfolio generally maintained short duration exposure. In Europe, the portfolio's exposure to the euro was minimized and instead the portfolio held non-euro European currencies of Poland, Sweden, and Norway. In Asia, the portfolio's exposure to the Japanese yen was increased during the fiscal year based on the currency's continued weakness against both the U.S. dollar and the euro. Although the yen was technically underweighted, it represented an important component of the portfolio's basket of Asian currencies. Among other Asian currencies, the Malaysian ringgit and South Korean won each appreciated versus the U.S. dollar. The portfolio's key currency exposure in the Americas, in addition to the Brazilian real, was the Canadian dollar, which also gained versus the U.S. dollar during the fiscal year.

A discussion with Templeton Investment Counsel, LLC -- regarding their portion of the Fund (the "portfolio") (Equity)

During the fiscal year, the portfolio's performance relative to the benchmark benefited from stock selection in the industrials, consumer staples and consumer discretionary sectors. The portfolio's relative performance also benefited from an overweight allocation in the telecommunication services sector.

In contrast, stock selection in the healthcare sector hurt relative portfolio performance. For example, Boston Scientific was a detractor from portfolio performance during the period. In addition, stock selection in the energy sector hurt relative performance, with British Petroleum being one of the detractors. An underweighted position in the materials sector also detracted from relative portfolio performance. From a geographic perspective, the portfolio benefited from stock selection and an overweight exposure to Europe. Another contributor to performance was stock selection in the Latin America/Caribbean region. Stock selection in Australia and North America detracted from relative portfolio performance during the fiscal year.

                          Growth of $10,000 Investment

                                     [CHART]

             Global Strategy Fund      MSCI AC World Free Index*
             --------------------      -------------------------
    12/05           $10,000                    $10,000
     2/06            10,539                     10,585
     5/06            10,920                     10,746
     8/06            11,220                     11,108
    11/06            12,001                     12,000
     2/07            12,301                     12,335
     5/07            13,309                     13,557


For the year ended May 31, 2007, the Global Strategy Fund returned 21.86% compared to 26.15% for the MSCI AC World Free Index.

The MSCI All Country (AC) World Free USD is a free-float adjusted market capitalization Index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
21.86%                  21.18%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Government Securities Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Government Securities Fund posted a return of 5.12% for the twelve-month period ending May 31, 2007, compared to a return of 5.90% for the Lehman Brothers U.S. Government Bond Index.

Considering the market environment and United States Treasury curve trajectory, the Fund was managed in a "bar-belled" stance. High quality and lower volatility relative to the benchmark generated a positive contribution to the portfolio. Sector selection detracted slightly, primarily due to the inclusion of inflation-linked notes. Specifically, US TSY (7.25% due 2022) was the top contributor to the performance. US TSY (4.75% due 2037) was the largest detractor.
                          Growth of $10,000 Investment

                                    [CHART]

                                                    Lehman Brothers U.S.
             Government Securities Fund            Government Bond Index*
             ---------------------------         -------------------------
    5/97               $10,000                             $10,000
    5/98                11,060                              11,123
    5/99                11,455                              11,617
    5/00                11,655                              11,960
    5/01                13,080                              13,370
    5/02                14,148                              14,413
    5/03                15,986                              16,357
    5/04                15,442                              15,986
    5/05                16,453                              17,022
    5/06                16,298                              16,872
    5/07                17,132                              17,867


For the year ended May 31, 2007, the Government Securities Fund returned 5.12% compared to 5.90% for the Lehman Brothers U.S. Government Bond Index.

*The Lehman Brothers U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
5.12%           3.90%           5.53%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Growth & Income Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Growth & Income Fund posted a return of 21.40% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

The stock gains were broad-based, as the telecommunication services, utilities, and materials groups were the top performing sector within the S&P 500(R) Index, returning 49.25%, 34.24%, and 30.13%, respectively. On the other hand, the industrials and financial groups were principal laggards, returning 16.89% and 18.82%, respectively.

A leading contributor to overall Fund performance was stock selection in the telecommunications, industrials, and healthcare sectors. Additionally, overweight exposure to the energy and telecommunication services groups also boosted returns. Factors that detracted from overall performance included security selection in the consumer discretionary and information technology categories as well as an underweight allocation in utilities.

Several individual stocks assisted the Fund's performance during the period, particularly AT&T, Exxon Mobil, Verizon Communications, Microsoft, and Time Warner. On the negative side, investments in Constellation Brands, Capital One Financial, Viacom, Inc., Foot Locker, and United Parcel Services detracted from performance.

                          Growth of $10,000 Investment

                                    [CHART]

           Growth & Income Fund        S&P 500/(R)/ Index*
           --------------------       ---------------------
5/97           $10,000                     $10,000
5/98            11,987                      13,068
5/99            14,016                      15,817
5/00            15,371                      17,474
5/01            13,694                      15,630
5/02            12,147                      13,466
5/03            10,765                      12,379
5/04            12,317                      14,648
5/05            13,596                      15,854
5/06            14,324                      17,222
5/07            17,389                      21,148


For the year ended May 31, 2007, the Growth & Income Fund returned 21.40% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
21.40%          7.44%           5.69%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Health Sciences Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 23.19% for the twelve-month period ending May 31, 2007, compared to a return of 23.12% for the S&P 500(R) Health Care Index.

Overall, stock selection generated a positive contribution, while allocation decisions in the portfolio detracted. The largest relative performance detractor was pharmaceuticals due to a significant underweight and stock selection. The Fund was approximately 24% invested in pharmaceutical companies versus approximately 54% for the S&P Healthcare Index. Stock selection in life sciences also hurt our comparison with the benchmark.

Stock selection and an underweight allocation in products and devices also contributed to relative performance. Underweighting Boston Scientific and overweighting Grifols S.A., helped our comparison with the benchmark.

Pharmaceutical stocks were the largest drag on the Fund's relative performance over the past twelve months due to our significant underweight allocation and, to a greater extent, stock selection. We were significantly underweight in Merck, Schering-Plough, and Abbott Labs, which hurt our relative performance.

The life sciences industry detracted from our relative returns due to stock selection. Symyx Technologies was one of our largest absolute and relative performance detractors.

                    Growth of $10,000 Investment

                              [CHART]

          Health        S&P 500/(R)/
       Sciences Fund   Health Care Index*
       -------------   ------------------
11/00        $10,000         $10,000
 5/01          8,940           9,498
 5/02          7,759           8,654
 5/03          7,989           8,174
 5/04         10,072           9,024
 5/05          9,958           9,305
 5/06         11,633           9,175
 5/07         14,331          11,296



For the year ended May 31, 2007, the Health Sciences Fund returned 23.19% compared to 23.12% for the S&P 500(R) Health Care Index.

*The S&P 500(R) Health Care Index is an unmanaged, market-capitalization weighted index that measures the performances of companies in the healthcare sector that are part of the S&P 500(R) Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
23.19%       13.06%            5.62%
-----------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Inflation Protected Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Inflation Protected Fund posted a return of 3.35% for the twelve-month period ending May 31, 2007, compared to a return of 4.44% for the Lehman Brothers U.S. TIPS Index.

Market conditions continued to play a role in the performance of the Fund versus that of the Lehman U.S. TIPS Index. As the United States economy moderated to a more sustainable growth rate, the Federal Reserve stopped increasing the Federal Funds rate. Inflation remained a concern for both market participants and the Federal Reserve as the United States Treasury flattened at lower absolute rates.

Specific security selection proved to be a primary driver of returns in the Fund. Longer dated TIPS and longer dated United States Treasuries were among the top performers for this Fund. Longer dated agency bonds performed well, too. Intermediate United States agency bonds were the main detractors to the annual performance.

Sector selection also played an important role in the return of the Fund. While inflationary pressure was perceived to threaten the fixed income market, it enhanced the value of the United States Treasury inflation-linked securities. Longer dated United States Treasury performed well, while intermediate treasuries disappointed expectations as the Federal Reserve policy applied pressure mostly on the front end of the United States Treasury curve.

                          Growth of $10,000 Investment

                                    [CHART]

                                                  Lehman Brothers
                Inflation Protected Fund          U.S. TIPS Index*
                ------------------------          ----------------
    12/04              $10,000                       $10,000
     5/05               10,300                        10,234
    11/05               10,131                        10,165
     5/06               10,049                        10,080
    11/06               10,551                        10,581
     5/07               10,386                        10,529



For the year ended May 31, 2007, the Inflation Protected Fund returned 3.35% compared to 4.44% for the Lehman Brothers U.S. TIPS Index.

*The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
3.35%                   1.56%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I International Equities Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGERS OVERVIEW

A discussion with AIG Global Investment Corp.

The International Equities Fund posted a return of 24.05% for the twelve-month period ending May 31, 2007, compared to a return of 26.84% for the Morgan Stanley Capital International Europe, Australasia and the Far East ("MSCI EAFE") Index. In local currency terms, EAFE returned 24.69%, meaning that currency translation added 2.15%.

Among the twenty-one countries represented in EAFE, Singapore was far and away the best performer, returning 64% for the year ending May 31, followed by Portugal, Denmark, and Sweden with returns of 49%, 48%, and 47% respectively. At period end, the United Kingdom was the largest component of EAFE (24%), followed by Japan (23%) and France (10%). They returned 27%, 6%, and 34% respectively. After Japan, the next worst performer was Switzerland (+26%).

The Fund maintained an overweight allocation to Japan by five percentage points relative to EAFE throughout the year, which detracted from performance. Roughly one half of the Japan allocation is an actively managed portfolio, with the remainder being passively managed.

The best performing sectors within EAFE were utilities (+42%), materials (+36%), and industrials (+36%) while healthcare (+10%), Information Technology (+14%), and energy (+14%) were the worst performing sectors.
                          Growth of $10,000 Investment

                                    [CHART]

             International Equities Fund      MSCI EAFE Index*
             ---------------------------      ----------------
5/97                $10,000                       $10,000
5/98                 10,992                        11,111
5/99                 11,479                        11,596
5/00                 13,546                        13,583
5/01                 10,893                        11,243
5/02                  9,732                        10,164
5/03                  8,112                         8,913
5/04                 10,203                        11,825
5/05                 11,540                        13,554
5/06                 15,038                        17,382
5/07                 18,656                        22,047

For the year ended May 31, 2007, the International Equities Fund returned 24.05% compared to 26.84% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
24.05%         13.90%           6.43%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I International Government Bond Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Government Bond Fund posted a return of 7.60% for the twelve-month period ending May 31, 2007, compared to a return of 14.57% for the JP Morgan Emerging Markets Bond Index Plus (EMBI+), a return of 3.06% for the JP Morgan Government Bond Index Plus (GBI+), and a return of 6.42% for the Blended Index (70% GBI+ and 30% EMBI+).

Developed market government bond yields trended lower into the end of 2006 before reversing sharply into the end of the review period as evidence increased that the U.S. housing market was not knocking the economy off course. European economies strengthened similarly, leading to cumulative tightening by the European Central Bank (ECB) of 125 basis points during the period. Currency allocation strategy similarly provided significant alpha with overweight allocations in European currencies versus the U.S. dollar, as well as exposure to commodity based currencies such as the Australian dollar outperforming low yielding currencies such as the Japanese yen. Two European government bonds, Denmark (7.00% due 11/15/2007) and United Kingdom (4.25% due 03/07/2011) were strong contributors while seven of the ten detractors from performance were various Japanese government bonds.

Emerging market spreads tightened through the reporting period with bouts of volatility that did little to disrupt the trend. Spreads began the year in excess of 200 basis points over U.S. Treasuries and closed out at 155 basis points over U.S. Treasuries at the end of May 2007. The fundamental backdrop has been supportive for emerging markets as global growth and inflation trends have provided a strong external backdrop for risk assets. Commodity prices have remained firm, and that has continued to provide strong flows into emerging countries. The larger inflows into emerging market countries have allowed governments to better manage their liability structure, thereby buying back a large part of external debt. This has continued to help the positive ratings momentum, further underpinning the asset class.

All of the top ten contributors in the emerging market section of the Fund came from Latin America, lead by Brazil Federation (5.81% due 01/05/2016). The top three emerging market detractors were South Africa (13.00% due 08/31/2010), Russian Federation (5.00% due 03/31/2030), and Venezuela (9.25% due 09/15/2027).

                          Growth of $10,000 Investment

                                    [CHART]

                                                              JP Morgan
        International                      JP Morgan           Emerging
          Government                      Government         Markets Bond
         Bond Fund      Blended Index*  Bond Index Plus**   Index Plus***
       --------------   --------------  -----------------   -------------
5/97      $10,000         $10,000          $10,000            $10,000
5/98       10,265          10,705           10,669             10,680
5/99       10,921          10,882           11,236              9,505
5/00       10,437          11,480           11,090             11,638
5/01        9,971          12,133           11,213             13,598
5/02       10,980          12,887           12,085             13,880
5/03       13,830          16,254           15,096             17,718
5/04       14,120          16,828           15,647             18,274
5/05       15,856          19,006           17,133             22,140
5/06       16,276          19,451           17,186             23,696
5/07       17,512          20,699           17,712             27,148


For the year ended May 31, 2007, the International Government Bond Fund returned 7.60% compared to 6.42% for the Blended Index, 3.06% for the JP Morgan Government Bond Index Plus and 14.57% for the JP Morgan Emerging Markets Bond Index Plus.

* The Blended Index is a blend of 70% JP Morgan Government Bond Index Plus and 30% JP Morgan Emerging Markets Bond Index Plus.

** The JP Morgan Government Bond Index Plus (GBI+) measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

***The JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
7.60%           9.79%           5.76%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I International Growth I Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of 27.31% for the twelve-month period ending May 31, 2007, compared to a return of 26.84% for the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio's relative excess performance stemmed in part from solid security selection in the telecommunication services, industrials, and financials sectors. An underweight stake in Japan, a benchmark laggard, enhanced relative returns, as did effective stock selection among United Kingdom and Hong Kong equities.

Individual positions that further lifted relative performance were American Movil S.A., and an overweight position in Hochtief A.G., Germany's largest construction engineering firm.

An underweight stake and underperforming stock selection in the utilities sector, one of the benchmark's strongest, diminished relative returns for the portfolio. Additionally, lagging selections in the materials, consumer staples, and consumer discretionary sectors detracted from performance. Individual positions that detracted included an overweight stake in Sega Sammy and a position in Daiei, a Japanese retailer.

A discussion with A I M Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio performance was broad based with all major regions registering double-digit positive returns for the period. The portfolio's largest regional allocation remains in European stocks. Strong stock selection, especially in the United Kingdom contributed positively to the portfolio's excess performance despite a continued underweight exposure to the region. Examples of top contributors in this region included Vinci S.A., Porsche and InBev.

Holdings in emerging markets such as Brazil, Mexico, Taiwan and China (countries not represented in the MSCI EAFE Index) made significant contributions to performance. Relative performance was also aided by a continued underweight in Japan. Beyond regional diversity, sector performance was also broad based with every sector registering double-digit returns for the period as well. Top contributors came from holdings in the financials, industrials, consumer staples and healthcare sectors.

A discussion with Massachusetts Financial Services Co. -- regarding their portion of the Fund (the "portfolio")

Stock selection in the industrial goods and services sector hurt relative performance. An overweight position in Nitto Denko was among the portfolio's top detractors over the reporting period.

Stock selection in the basic materials sector also dampened results. Ashahi Glass had a negative impact on the portfolio. Stock in other sectors that held back relative performance included Samsung Electronics, Shinsei Bank, Glaxo Smith Kline, and Sanofi-Aventis.

Stock selection in the retail and healthcare sectors was the principal contributor to the portfolio's relative returns. In the retail sector, Tesco was a top contributor. In the healthcare sector, Bayer aided relative performance. Other top individual contributors to relative performance included Reckitt Benckiser, Julius Baer, Nintendo, and Iberdrola.

VALIC Company I International Growth I Fund
COMPARISON: PORTFOLIO VS. INDEX -- (continued)
--------------------------------------------------------------------------------

                          Growth of $10,000 Investment

                                    [CHART]

                   International Growth I Fund      MSCI EAFE Index*
                    -------------------------       ---------------
     12/00                $10,000                      $10,000
      5/01                  8,345                        8,977
      5/02                  7,297                        8,116
      5/03                  6,230                        7,117
      5/04                  7,624                        9,442
      5/05                  8,421                       10,822
      5/06                 10,808                       13,879
      5/07                 13,760                       17,604


For the year ended May 31, 2007, the International Growth I Fund returned 27.31% compared to 26.84% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia and Far East
 Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
27.31%       13.52%            5.05%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Large Cap Core Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Large Cap Core Fund posted a return of 19.01% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

The shortfall was primarily driven by stock selection in the energy and utility/telecommunication sectors and by what proved to be a premature focus on larger capitalization stocks. Believing that preconditions existed for large cap companies to start outperforming other sectors of the market, the Fund was heavily weighted to emphasize large corporations. At the end of the year, 88% of holdings were companies with market capitalization of $15 billion or more.

While sector weightings did not diverge substantially from the benchmark, the Fund did have overweight positions in healthcare and information technology. The Fund's largest underweight positions were in industrials, materials, and utilities.

Stock selection in the consumer discretionary and healthcare sectors had the greatest positive influence on performance. The single largest contribution came from Amazon.com. The company has been consistently delivering better than 20% organic revenue growth as the world's leading internet retailer. Strong returns from technology leaders Oracle Corporation and Cisco Systems also aided performance. Cisco Systems continues to dominate its industry and is benefiting from the ongoing shift of communication to the network. Oracle Corporation is entering a period of accelerating growth as synergies from a string of acquisitions begins to emerge. Within healthcare, both Baxter International and Abbott Labs performed well as earnings growth exceeded expectations.

On the negative side of the ledger, stock selection in the energy sector was a significant detractor specifically coal producers Peabody Energy and Massey Energy. Within healthcare, Amgen performed poorly as earnings slowed and product sprung in its highly profitable EPO franchise came into question. Other negative contributors for the period were consumer electronics retailer Best Buy and package delivery giant United Parcel Service.

                          Growth of $10,000 Investment

                                    [CHART]

                Large Cap Core Fund        S&P 500/(R)/ Index
                -------------------        ------------------
    12/05            $10,000                  $10,000
     2/06             10,140                   10,169
     5/06             10,110                   10,134
     8/06             10,250                   10,453
    11/06             10,971                   11,282
     2/07             11,032                   11,386
     5/07             12,032                   12,443

For the year ended May 31, 2007, the Large Cap Core Fund returned 19.01% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
19.01%                  13.24%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future results. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Large Capital Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 18.97% for the twelve-month period ending May 31, 2007, compared to a return of 20.37% for the Russell 1000(R) Growth Index.

A discussion with AIG SunAmerica Asset Management Corp ("SAAMCo") -- regarding their portion of the Fund (the "portfolio")

The portfolio's relative excess performance versus the Russell 1000(R) Growth benchmark was due to stock selection in several industry groups, most notably the industrials, materials, and energy sectors. An overweight position in the energy sector also proved beneficial. Detracting from performance were a combination of an underweight allocation to the utilities sector; an average cash position over 3%; poor stock selection in the information technology and healthcare sectors; and an overweight allocation to the industrials sector.

Apple, Microsoft, Cisco Systems, Goldman Sachs, and CVS Caremark were among the top contributing securities during the period. Stocks which detracted from performance included Boston Scientific Corporation, Yahoo!, EMC Corporation, Amgen Incorporated, and Capital One Financial Corporation.

A discussion with A I M Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio underperformed the Russell 1000(R) Growth Index by the widest margin in the healthcare, information technology, and consumer discretionary sectors. Examples of holdings that detracted from performance in these sectors included Aetna US Healthcare Inc., Tellabs Inc. and Circuit City Stores.

Some of the detracting performance was partially offset by excess performance in other sectors, including telecommunications, industrials and materials. The portfolio's holdings in these three sectors generally outperformed those of the benchmark index. Examples of holdings that made key contributions to performance in these sectors included America Movil S.A. and Lockheed Martin Corporation. An overweight allocation in the telecommunications and materials sectors also contributed to performance.

                          Growth of $10,000 Investment

                                    [CHART]

               Large Capital Growth Fund       Russell 1000/(R)/ Growth Index
               -------------------------       ------------------------------
    12/04           $10,000                             $10,000
     5/05             9,851                              10,059
    11/05            10,591                              10,768
     5/06            10,450                              10,677
    11/06            11,261                              11,669
     5/07            12,431                              12,852

For the period ended May 31, 2007, the Large Capital Growth Fund returned 18.97% compared to 20.37% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
18.97%                  9.31%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Mid Cap Index Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Mid Cap Index Fund posted a return of 20.77% for the twelve-month period ending May 31, 2007, compared to a return of 21.18% for the S&P MidCap 400(R) Index.

The Fund is passively managed to match the S&P MidCap 400(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the S&P MidCap 400(R) Index during the twelve-month period were telecommunication services, materials, and consumer staples. On a relative basis, the three top contributors were industrials, information technology, and consumer discretionary.

The three bottom absolute performing sectors in the S&P MidCap 400(R) Index during the twelve-month period were healthcare, financials, and energy. On a relative basis, the three bottom contributors were telecommunication services, consumer staples, and energy.

The three best absolute performing stocks in the index were DeLuxe Check, Precision Castparts, and Avnet Inc. On a relative basis, the three top contributors were Precision Castparts, Energizer Holdings and Avnet Inc.

The three bottom absolute performing stocks in the index were Plexus Corporation, Valassis Communication, and Credence Systems Corporation all with double-digit negative returns. On a relative basis, the three bottom contributors were Peabody Energy Corporation, Corporate Executive, and Plexus Corporation.

                          Growth of $10,000 Investment

                                     [CHART]

                Mid Cap Index Fund        S&P MidCap 400/(R)/ Index*
                ------------------        --------------------------
5/97                $10,000                       $10,000
5/98                 12,962                        12,987
5/99                 14,505                        14,535
5/00                 17,603                        17,654
5/01                 19,384                        19,582
5/02                 19,778                        20,050
5/03                 17,900                        18,216
5/04                 22,594                        23,084
5/05                 25,645                        26,312
5/06                 29,581                        30,410
5/07                 35,724                        36,851

For the year ended May 31, 2007, the Mid Cap Index Fund returned 20.77% compared to 21.18% for the S&P MidCap 400(R) Index.

*The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
20.77%         12.55%           13.58%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Mid Cap Strategic Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 20.30% for the twelve-month period ending May 31, 2007, compared to a return of 21.34% for the Russell MidCap Growth Index.

A discussion with Brazos Capital Management, LP -- regarding their portion of the Fund (the "portfolio").

Stock selection was the dominant performance driver over this twelve-month period. The top five performing stocks were Corrections Corp. of America, Guess Inc., Research In Motion, Potash of Saskatchewan and Manor Care. The bottom five performers were Citrix Systems, Wesco International, Monster Worldwide, Tellabs and Broadcom, which were all removed from the portfolio.

A discussion with Morgan Stanley Investment Management, Inc. (d/b/a "Van Kampen") -- regarding their portion of the Fund (the "portfolio").

Relative to the Russell Midcap Growth Index, the top contributing sectors to the portfolio's return over the period were technology, consumer staples, producer durables and utilities. Stock selection in homebuilding companies within the producer durables sector further boosted relative performance. In the utilities sector, both stock selection and an overweight allocation provided significant gains to the portfolio.

In contrast, the portfolio's weakest performing sectors relative to the Russell Midcap Growth Index were financial services, autos and transportation, and materials and processing. Both an underweight allocation and stock selection in the materials and processing sector hampered relative performance. Furthermore, avoidance of real estate investment trusts (REITs) also detracted from performance.


                          Growth of $10,000 Investment

                                     [CHART]

               Mid Cap Strategic            Russell MidCap/(R)/
                   Growth Fund                 Growth Index*
                   -----------                 ------------
     12/04         $10,000                       $10,000
      5/05           9,972                        10,209
     11/05          11,312                        11,337
      5/06          11,762                        11,803
     11/06          12,182                        12,798
      5/07          14,149                        14,322

For the year ended May 31, 2007, the Mid Cap Strategic Growth Fund returned 20.30% compared to 21.34% for the Russell MidCap Growth Index.

*The Russell MidCap Growth Index measures the performance of those Russell
 MidCap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
20.30%                  15.26%
-----------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Money Market I Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 4.90% for the twelve-month period ending May 31, 2007, compared to a return of 4.89% for the T-Bill 3 Month Index.

The economy exhibited solid growth, and corporate earnings growth exceeded expectations. However, this occurred in the face of steady energy prices and a Federal Reserve that held interest rates at a constant. During the course of the year, the central bank engaged one 25 basis point increase in the Federal Funds target rate. Currently, the Federal Funds rate stands at 5.25% compared to the 1.00% rate when the tightening policy was initiated in June 2004.

Sector selection had little impact on the Fund's performance. However, we continued to allocate a fairly high percentage of the Fund's assets to the purchase of top-tier asset-backed commercial paper.

Yields on the money market securities increased steadily throughout the period with 3-month CD average yielding 5.31% at the end of the period, up from the 4.90% level at the start of the fiscal year.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
4.90%           2.28%           3.45%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Nasdaq-100(R) Index Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Nasdaq-100(R) Index Fund posted a return of 22.01% for the twelve-month period ending May 31, 2007, compared to a return of 22.64% for the Nasdaq-100(R) Index.

The Fund is passively managed to match the Nasdaq-100(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the Nasdaq-100(R) Index during the twelve-month period were telecommunication services, materials, and information technology. However, the three top relative contributors were information technology, consumer discretionary, and healthcare.

The three bottom absolute performing sectors in the Nasdaq-100(R) Index were energy, consumer staples, and consumer discretionary. However, the three bottom relative contributors were consumer staples, energy, and materials.

The three best stocks in the index for both absolute performance and relative contribution were Apple Computer, Amazon.com, and Research In Motion.

Red Hat, Whole Foods Market, and Sirius Satellite Radio were the worst stocks for absolute performance. However, Marvell Technology, Whole Foods Market, and Sirius Satellite Radio were the worst stocks for relative contribution.


                          Growth of $10,000 Investment

                                     [CHART]

               Nasdaq-100/(R)/ Index Fund         Nasdaq-100/(R)/ Index*
               --------------------------         ----------------------
     10/00            $10,000                          $10,000
      5/01              5,099                            5,043
      5/02              3,406                            3,387
      5/03              3,366                            3,363
      5/04              4,117                            4,126
      5/05              4,315                            4,357
      5/06              4,417                            4,480
      5/07              5,389                            5,495

For the year ended May 31, 2007, the Nasdaq-100(R) Index Fund returned 22.01% compared to 22.64% for the Nasdaq-100(R) Index.

*The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization).

 The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
22.01%        9.61%           (8.86)%
-----------------------------------------------

*Inception date of Fund: October 2, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Science & Technology Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 18.87% for the twelve-month period ending May 31, 2007, compared to a return of 23.01% for the S&P 500(R) Information Technology Index.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund (the "portfolio")

Favorable stock selection among telecommunications equipment and software companies was advantageous, but overweighting semiconductor stocks, underweighting hardware holdings, and the portfolio's positioning in internet-related media names detracted from results.

Stock selection and overweight positions in telecommunications equipment companies contributed substantially to fund performance during the reporting period. Juniper Networks and Ciena were two of the largest performance contributors in this segment. An underweight position in Cisco Systems detracted from performance. Stock selection among software companies also contributed significantly to results, specifically Salesforce.com, Adobe Systems, and aQuantive. Digital map maker NAVTEQ and open source provider Red Hat were detractors from performance.

Overweight positions in Marvell Technology Group and Spansion and an underweight position in Intel detracted the most from performance in semiconductors. An underweight position in Apple Computer and not owning Hewlett-Packard were two of the primary drivers of the portfolio's relative weakness in hardware. An underweight position in Google and an overweight position in Yahoo were the main factors detracting from performance in the media sector.

A discussion with RCM Capital Management, LLC -- regarding their portion of the Fund (the "portfolio")

During the fiscal year, the portfolio's top contributor was Nintendo as well as Tencent Holdings. Top detractors from performance were from the portfolio's holdings in semiconductor and components, including Chartered Semiconductors, Marvell Technology, Seagate Technology, and QLogic.

A discussion with Wellington Management, LLP -- regarding their portion of the Fund (the "portfolio")

Computers and peripherals and information technology services were the top performing technology industries while internet software and services and software lagged the overall technology sector's performance.

The portfolio's overall security selection was the primary driver of performance. Stock selection in the communication equipment and computers and peripherals industries were particularly strong, but were slightly offset by stock selection in the electronic equipment and instruments industry. Research In Motion, Corning, Inc., Apple, and EMC Corporation were among the top relative contributors to performance within these two industries. Underweight positions in Microsoft and Cisco Systems, along with avoidance of select underperforming names such as Sun Microsystems and Motorola was additive to relative to performance. QualComm, SOITEC and Robert Half International were the top relative detractors.

                          Growth of $10,000 Investment

                                     [CHART]

           Science &        S&P 500/(R)/ Information
        Technology Fund         Technology Index*
        ---------------     ------------------------
5/97     $10,000                  $10,000
5/98      11,085                   12,692
5/99      16,443                   21,070
5/00      25,100                   31,076
5/01      14,498                   16,358
5/02       8,516                   11,486
5/03       8,142                   10,852
5/04       9,870                   13,236
5/05      10,039                   13,356
5/06      10,244                   13,455
5/07      12,177                   16,551

For the year ended May 31, 2007, the Science & Technology Fund returned 18.87% compared to 23.01% for the S&P 500(R) Information Technology Index.

*The S&P 500(R) Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure the performance of companies in the information technology sector that are in the S&P 500(R) Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
18.87%          7.41%           1.99%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Small Cap Aggressive Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management, Inc.

The Small Cap Aggressive Growth Fund posted a return of 14.70% for the twelve-month period ending May 31, 2007, compared to a return of 17.56% for the Russell 2000(R) Growth Index.

Outperforming sectors included information technology, consumer discretionary, telecommunication services, financials, and consumer staples. The sectors that underperformed for the period included healthcare, energy, and industrials.

Information technology contributed the most to the strategy's performance due strong stock selection. One of the top contributors in the sector was aQuantive Inc. The stock was up 191% for the period. SkillSoft and VistaPrint also performed well for the period.

The consumer discretionary sector also had positive stock selection. Priceline.com was the leading performer in this sector as well as Orient Express Hotels and Shutterfly Inc., contributing to performance.

In the telecommunications services sector, the top performers were Cogent Communications, Cbeyond, and Dobson Communications.

Overall, DJO Inc. People Support, and Hornbeck Offshore Services were the three stock selections that detracted most from relative performance

Wells Capital Management Incorporated assumed management of the Fund in November 2006.

                          Growth of $10,000 Investment

                                     [CHART]

         Small Cap Aggressive Growth Fund       Russell 2000/(R)/ Growth Index*
         --------------------------------       -------------------------------
12/05               $10,000                           $10,000
 2/06                10,750                            10,658
 5/06                10,220                            10,359
 8/06                 9,580                            10,115
11/06                10,180                            11,103
 2/07                10,671                            11,247
 5/07                11,722                            12,178


For the year ended May 31, 2007, the Small Cap Aggressive Growth Fund returned 14.70% compared to 17.56% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those Russell
 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
14.70%                  11.27%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Small Cap Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 13.29% for the twelve-month period ending May 31, 2007, compared to a return of 18.92% for the Russell 2000(R) Index.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund (the "portfolio")

Every sector in the portfolio posted positive returns for the one-year period, led by the telecommunication services and utilities sectors. The portfolio's materials and consumer staples stocks also posted solid results. The only sectors of the portfolio to post single-digit gains for the period were information technology and financials.

Stock selection was the primary factor behind the portfolio's underperformance of the Russell 2000(R) Index.

Most of the portfolio's underperformance relative to the benchmark during the period came from a single sector -- information technology. Stock selection was weak across the board, but most notably among electronic equipment manufacturers and software makers. Electronic manufacturing services company Plexus Corp. was one of the portfolio's biggest detractors from relative performance.

Other sectors that weighted on relative results included energy and financials. On the positive side, stock selection worked best in the utilities and consumer staples sectors. Strong stock selection and an overweight in gas utilities produced all of the excess performance in the utilities sector. Energen Corp. was the top contributor in this sector. In the consumer staples sector, Lowes Corp. -- Carolina Group was a top contributor.

Although, the portfolio's industrial stocks detracted from relative performance overall, two of the top three relative performance contributors in the portfolio came from this sector.

A discussion with Bridgeway Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

Bridgeway Capital Management became a subadviser to the Fund in October 2006, and it was a slow start on a relative basis for this initial eight-month period as the portfolio lagged the primary benchmark for the period.

The best stock pick for the period was M&F Worldwide Corp. Portfolio leaders also included Bolt Technology Corp. and Spartan Motors, Inc. The largest sector is currently consumer non-cyclical comprising 25.0% of the portfolio's assets and the largest industry is banks. M&F Worldwide Corporation is the single largest holding. The portfolio is composed of approximately 225 roughly equally weighted stocks with initial purchases of less than 0.5% of holdings. The biggest loser was Hollis-Eden Pharmaceuticals, Inc.

By design, the portfolio is a passively managed, index-like product. Industry and sector representation are benchmarked to the underlying index. Stock selection and sector allocation are not primary goals. Exposure to a broad list of well diversified ultra-small stocks in the primary objective.

A discussion with Franklin Portfolio Associates, LLC -- regarding their portion of the Fund (the "portfolio")

Stock selection was the primary reason the portfolio underperformed relative to the benchmark, rather than industry or sector weight differences between the portfolio and the Russell 2000(R) Index.

Mortgage lenders that were impacted by default concerns and reduced origination volume were among the stocks that detracted from performance. Fremont General Corp. and Corus Bankshares, Inc. were two examples. Within the technology sector, camera chip maker Omnivision Technologies, Inc. stock fell during the period, and in the consumer durables sector, automotive retailer Group 1 Automotive, Inc. declined.

Positive contributors came from a variety of industries. GrafTech
International, Ltd. and Jack in the Box, Inc. restaurants were two examples. Other top contributors included insurer Ohio Casualty Corp. and CT Communications, Inc.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund (the "portfolio")

Stock selection in consumer discretionary detracted from performance. Holdings in hotels, restaurants, and leisure, specialty retail, and leisure equipment and products industries also detracted from relative performance. Restaurant stocks Panera Bread Co. and The Cheesecake Factory, Inc. and specialty apparel stocks Christopher & Banks Corp. and Ann Taylor StoresCorp weakened performance. Homebuilder Standard Pacific Corp. was hurt by weakness in the housing market. Stock selection in information technology, primarily in information technology and internet software and services, detracted from performance. Global Payments, Inc. was also down in 2007.

Stock selection and an underweight position in consumer staples detracted from relative results. Food and staples retailing holdings were the largest detractors from performance within the sector.

Stock selection in financials was by far the largest positive contributor. A large underweight in the sector also helped.

VALIC Company I Small Cap Fund
COMPARISON: FUND VS. INDEX -- (continued)
--------------------------------------------------------------------------------


                          Growth of $10,000 Investment

                                     [CHART]

                   Small Cap Fund         Russell 2000/(R)/ Index*
                   --------------         ------------------------
    12/00           $10,000                     $10,000
     5/01             9,090                      10,438
     5/02             8,750                      10,386
     5/03             7,670                       9,536
     5/04             9,750                      12,425
     5/05            11,010                      13,645
     5/06            12,640                      16,133
     5/07            14,319                      19,186

For the year ended May 31, 2007, the Small Cap Fund returned 13.29% compared to 18.92% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
13.29%       10.35%            5.70%
-----------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future results. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Small Cap Index Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Small Cap Index Fund posted a return of 18.66% for the twelve-month period ending May 31, 2007, compared to a return of 18.92% for the Russell 2000(R) Index.

The Fund is passively managed to match the Russell 2000(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the Russell 2000(R) Index during the twelve-month period were materials, consumer staples, and telecommunication services. On a relative basis, the bottom three contributors were telecommunication services, utilities, and consumer staples.

The three bottom absolute performing sectors in the Russell 2000(R) Index during the twelve-month period were financials, healthcare, and information technology. On a relative basis, the three bottom contributors were telecommunication services, utilities, and consumer staples.

The three best absolute performing stocks in the index were M&F Worldwide, Charter Communication, and Crocs Inc. On a relative basis, the three top contributors were Charter Communication, Align Technology, and Teletech Holdings.

The three bottom absolute performing stocks in the index were Netbank, China Energy, and Pegasus Wireless, all with double-digit negative returns. On a relative basis, the three bottom contributors were Adolor Corporation, Doral Financial, and Atherogenics Inc.

                          Growth of $10,000 Investment

                                     [CHART]

           Small Cap Index Fund       Russell 2000/(R)/ Index*
           --------------------       ------------------------
5/97           $10,000                      $10,000
5/98            12,134                       12,125
5/99            11,836                       11,799
5/00            13,045                       12,968
5/01            13,728                       13,706
5/02            13,580                       13,637
5/03            12,419                       12,521
5/04            16,098                       16,314
5/05            17,621                       17,916
5/06            20,764                       21,183
5/07            24,639                       25,192

For the year ended May 31, 2007, the Small Cap Index Fund returned 18.66% compared to 18.92% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

 The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
18.66%         12.65%           9.44%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Small Cap Special Values Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of 20.30% for the twelve-month period ending May 31, 2007, compared to a return of 20.28% for the Russell 2000(R) Value Index.

A discussion with Evergreen Investment Management Company, LLC -- regarding their portion of the Fund (the "portfolio")

Sector selection was a positive for the portfolio as the underweight in financials had a large positive effect on performance relative to the benchmark. In addition, the portfolio's overweight in industrials and materials benefited performance.

Among individual holdings, some of the best contributors were Belden, Deluxe Corporation, Owens-Illinois, and Mariner Energy. GenCorporation, BankAtlantic, Valassis Communications, and Stone Energy were some of the specific stocks that detracted performance over the previous year.

A discussion with Putnam Investment Management, LLC -- regarding their portion of the Fund (the "portfolio")

Favorable stock selection in the energy, technology and utilities sectors aided results. These positives were partially offset by weakness in the portfolio's basic materials, consumer staples, and communication services holdings. In the energy sector, positions in Gulfmark Offshore and Cabot Oil & Gas drove relative excess performance. The technology sector benefited from good stock selection due to Avnet and General Cable. Additionally, our position in Energen aided results in utilities. Unfavorable stock selection made basic materials the portfolio's largest relative detractor among sectors. In particular, an overweight to PolyOne weighed on results. The consumer staples sector also detracted from the portfolio's relative results. Additionally, stock selection in the communication services sector proved unfavorable due mainly to a position in Inphonic.


                          Growth of $10,000 Investment

                                     [CHART]

           Small Cap Special Values Fund       Russell 2000/(R)/ Value Index*
           -----------------------------       ------------------------------
12/05          $10,000                                   $10,000
 2/06           10,562                                    10,558
 5/06           10,612                                    10,640
 8/06           10,582                                    10,939
11/06           11,624                                    11,939
 2/07           11,845                                    12,073
 5/07           12,755                                    12,798

For the year ended May 31, 2007, the Small Cap Special Values Fund returned 20.30% compared to 20.28% for the Russell 2000(R) Value Index.

*The Russell 2000(R) Value Index measures the performance of those Russell
 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
20.30%                  17.77%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Small Cap Strategic Growth Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Small Cap Strategic Growth Fund posted a return of 12.78% for the twelve-month period ending May 31, 2007, compared to a return of 17.56% for the Russell 2000(R) Growth Index.

In the benchmark, performance was strong in all of the sectors, led by the materials and utilities sectors on an absolute basis. On a weighted basis, information technology and industrials made the most significant contributions to benchmark performance for the period. Sector allocations relative to benchmark were modest, and had little impact on relative performance by comparison. Stock selection effects had the greatest negative impact on relative performance in this period.

Stock selection was most effective in energy and consumer staples led by Veritas DGC and NBTY Inc. The most significant stock contributor in the overall portfolio was Deckers Outdoor Corp.

Stock selection proved to detract the most from performance in financials, industrials, and information technology. Of the information technology stock selections, detractors included a position in Optimal Group, as well as not owning selected strong performers such as aQuantive.
                          Growth of $10,000 Investment

                                     [CHART]

          Small Cap Strategic Growth Fund       Russell 2000/(R)/ Growth Index*
          -------------------------------       -------------------------------
12/05                $10,000                          $10,000
 2/06                 10,690                           10,658
 5/06                 10,340                           10,359
 8/06                  9,780                           10,115
11/06                 10,590                           11,103
 2/07                 10,750                           11,247
 5/07                 11,650                           12,178


For the year ended May 31, 2007, the Small Cap Strategic Growth Fund returned 12.78% compared to 17.56% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
12.78%                  10.81%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Social Awareness Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Social Awareness Fund posted a return of 22.35% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

Sector weights cost the Fund -37 basis points, while stock selection added 100 basis points. Over the past year the sector that had the greatest impact on performance was the telecommunication services sector. The underweighting of the telecommunication sector, stemming largely from the social mandate, cost the Fund about -0.23%. The Fund is not allowed to own Verizon and AT&T, the two biggest stocks by market cap in the sector, and they were also the third and the best performing stock in the sector. Once again, stock selection was a positive, offsetting entirely the sector bias. Two names in particular warrant mentioning -- Apple Computer and Merck & Co. Holding Merck contributed about 57 basis points to the Fund, while Apple, which was up more than 100% over the past year, contributed 87 basis points to performance. Legal activities in the healthcare space were very influential over the past year. As noted above, Merck benefited the Fund to the upside when some of the liability issues stemming from the drug Vioxx were alleviated. In contrast, the leading laggard of the Fund was Amgen Inc. which was down over 16% over the year. Much of this performance was due to an FDA ruling restricting the use of their anemia drug Epogen.

                          Growth of $10,000 Investment

                                     [CHART]

            Social Awareness Fund     S&P 500/(R)/ Index*
            ---------------------     -------------------
5/97           $10,000                   $10,000
5/98            13,034                    13,068
5/99            15,647                    15,817
5/00            16,819                    17,474
5/01            14,745                    15,630
5/02            12,863                    13,466
5/03            11,848                    12,379
5/04            13,894                    14,648
5/05            14,932                    15,854
5/06            16,140                    17,222
5/07            19,747                    21,148

For the year ended May 31, 2007, the Social Awareness Fund returned 22.35% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
22.35%          8.95%           7.04%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Stock Index Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Stock Index Fund posted a return of 22.37% for the twelve-month period ending May 31, 2007, compared to a return of 22.79% for the S&P 500(R) Index.

The Fund is passively managed to match the S&P 500(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the S&P 500(R) Index during the twelve-month period were telecommunication services, utilities, and materials. On a relative basis, the three top contributors were financials, information technology, and energy.

The three bottom absolute performing sectors in the S&P 500(R) Index during the twelve-month period were industrials, financials, and consumer staples. On a relative basis, the bottom three contributors were materials, utilities, and telecommunication services.

The three best absolute performing stocks in the index were Goodyear Tire, Radioshack, and Apple Computer. On a relative basis, the three top contributors were Apple Computer, Amazon.com, and Paccar Inc.

The three bottom absolute performing stocks in the index were Advanced Micro Devices, Circuit City, and JDS Uniphase Corporation, all with double-digit negative returns. On a relative basis, the three bottom contributors were Advanced Micro Devices, Boston Scientific and Whole Foods Market.

                          Growth of $10,000 Investment

                                    [CHART]

               Stock Index Fund        S&P 500/(R)/ Index*
               ----------------        -------------------
5/97            $10,000                   $10,000
5/98             13,030                    13,068
5/99             15,747                    15,817
5/00             17,338                    17,474
5/01             15,454                    15,630
5/02             13,266                    13,466
5/03             12,146                    12,379
5/04             14,320                    14,648
5/05             15,450                    15,854
5/06             16,728                    17,222
5/07             20,469                    21,148

For the year ended May 31, 2007, the Stock Index Fund returned 22.37% compared to 22.79% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

 "Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)," are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.


Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year         5 Years         10 Years
-----------------------------------------------
22.37%          9.06%           7.43%
-----------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I VALIC Ultra Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The VALIC Ultra Fund posted a return of 11.29% for the twelve-month period ending May 31, 2007, compared to a return of 20.37% for the Russell 1000(R) Growth Index.

Every sector in the Fund posted positive returns for the one-year period. Among the best performers were the smallest sectors in the Fund, telecommunications services and materials. The Fund's energy and healthcare stocks also posted solid results. The weakest performing sectors of the Fund were consumer staples and industrials.

Sector allocation had a modestly negative impact on Fund performance relative to its benchmark index. That said, the portfolio's modest overweight position in energy stocks and a slight underweight position in the information technology sector detracted from relative results, while an underweight position in industrial stocks contributed favorably to performance. Stock selection was the primary reason for the Fund's underperformance relative to the Russell 1000(R) Growth Index. Stock choices in the information technology sector had the most significant negative impact on results. Seven of the ten biggest individual detractors from relative performance were technology stocks. Information Technology services providers detracted the most, led by First Data and Checkfree, both of which were sold in 2006 after they issued disappointing outlooks.

The Fund's financial and consumer staples holdings also weighed on relative results. Among the largest individual detractor from performance compared with the benchmark was student lending company SLM, also known as Sallie Mae.

In the consumer staples sector, food and staples retailers and household products makers were among the weakest performers. Positions in Walgreens, Proctor & Gamble, and Avon Products were major detractors in the consumer staples sector. In the telecom sector, America Movil S.A. and Canadia's Rogers Communications boosted results. Rio Tinto and Monsanto were top relative performance contributors in the materials sector. Two top individual contributors to relative results were CarMax and Apple.

                          Growth of $10,000 Investment

                                     [CHART]

              VALIC Ultra Fund       Russell 1000/(R)/ Growth Index*
              ----------------       -------------------------------
 12/05         $10,000                      $10,000
  2/06           9,740                        9,991
  5/06           9,220                        9,782
  8/06           8,940                        9,856
 11/06           9,420                       10,691
  2/07           9,361                       10,796
  5/07          10,261                       11,774

For the period ended May 31, 2007, the VALIC Ultra Fund returned 11.29% compared to 20.37% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year             Since Inception*
-----------------------------------------------
11.29%                  1.75%
-----------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I Value Fund
COMPARISON: FUND VS. INDEX
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Oppenheimer Funds, Inc.

The Value Fund posted a return of 28.42% for the twelve-month period ending May 31, 2007, compared to a return of 25.58% for the Russell 1000(R) Value Index.

The Fund's best relative gains were achieved in the industrials and consumer discretionary areas. Industrial stocks posted solid gains for the Fund, most notably by Siemens AG. The Fund's holdings in Navistar International Corporation, a trucking firm, also flourished during the reporting period. Within consumer discretionary, the Fund's primary gains stemmed from holding Liberty Global, Inc., a cable company.

The bulk of the Fund's negative performance stemmed from telecommunication services and financials. The Fund was also hurt by its holdings in Sprint Nextel. The Fund's position in Sprint Nextel was sold during the reporting period. Declines in the Fund's financials holdings were largely limited to investments in Wachovia and Capital One Financial.
                          Growth of $10,000 Investment

                                     [CHART]

                                  Russell 1000/(R)/
                Value Fund           Value Index*
                ----------       -----------------
   12/01         $10,000             $10,000
    5/02           9,711              10,103
    5/03           8,739               9,309
    5/04          10,225              11,153
    5/05          11,741              12,881
    5/06          13,023              14,505
    5/07          16,724              18,215

For the year ended May 31, 2007, the Value Fund returned 28.42% compared to 25.58% for the Russell 1000(R) Value Index and 22.79% for the S&P 500(R) Index.

*The Russell 1000(R) Value Index measures the performance of those Russell
 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2007
-----------------------------------------------
1 Year       5 Years      Since Inception*
-----------------------------------------------
28.42%       11.48%            9.96%
-----------------------------------------------

*Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

VALIC Company I
SUPPLEMENT TO PROSPECTUS
--------------------------------------------------------------------------------


                Supplement to Prospectus dated October 1, 2006

Effective July 2, 2007, Emory (Sandy) Sanders has been added as a portfolio manager of the Large Cap Core Fund (the "Fund"). Walter McCormick, who is now the lead portfolio manager of the Fund, was previously the sole portfolio manager responsible for the day-to-day management of the Fund's investment portfolio. In the section titled "About VC I's Management - Investment Sub-Advisers - Evergreen Investment Management Company, LLC," the second paragraph is deleted and replaced with the following:

   Management of the Large Cap Core Fund

   Walter McCormick, CFA, is the lead portfolio manager and Emory (Sandy) Sanders, CFA, is a portfolio manager of the Large Cap Core Fund. Walter McCormick is a Senior Vice President, Senior Portfolio Manager and Head of Evergreen's Large Cap Value and Core Equity Team. He originally joined a predecessor of Evergreen in 1984. Mr. McCormick joined David L. Babson & Co., Inc. in 1998 and retired from there in April 2000. He rejoined Evergreen in March 2002. Mr. McCormick has been working in the investment management field since 1970. Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with Evergreen's Large Cap Equity Research team. He has been with Evergreen or one of its predecessors and in the investment management field since 1997.

Date: July 16, 2007

                Supplement to Prospectus dated October 1, 2006

                      Call of Special Shareholder Meeting

On July 18, 2007, the Board of Directors ("Board") of VALIC Company I ("VC I") approved the call of a special shareholder meeting to be held on November 9, 2007, for the following purposes:

   . To approve an arrangement that would permit the Board to terminate, replace or add sub-advisers or modify sub-advisory agreements without shareholder approval, with respect to the following VC I funds: Broad Cap Value Income Fund, Capital Conservation Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund, and VALIC Ultra Fund; and

   . To approve a new investment sub-advisory agreement between The Variable
     Annuity Life Insurance Company and American Century Global Investment Management, Inc. ("American Century Global") with respect to the VALIC Ultra Fund.

If you own an interest in any of these funds as of August 17, 2007, you will receive a proxy statement that describes each proposal and you will be asked to vote on the proposals with respect to the funds that you own. The proxy statement will be mailed to participants in September 2007.

With respect to the second proposal, the Board approved the restructuring of the VALIC Ultra Fund such that it will be managed by three portfolio management teams each with a distinct investment strategy: a Growth Strategy, a Disciplined Growth Strategy and a Global Growth Strategy. In connection with this change, the Board approved, contingent on the participants' approval, the addition of American Century Global as the sub-adviser responsible for managing the Global Growth Strategy. American Century Investment Management, Inc., the fund's current sub-adviser and an affiliate of American Century Global, will manage the Growth and Disciplined Growth Strategies. Although the VALIC Ultra Fund's principal investment strategy will change, the fund's principal investment objective will not change and the fund will continue to invest in large-cap growth companies.

In addition, if participants approve the second proposal, the Fund will no longer be managed in a similar manner as the American Century Ultra Fund and, as a result, the fund's name will change to the "VALIC Growth Fund." If approved by participants, these changes will become effective on or about December 10, 2007.

Date: July 19, 2007

VALIC Company I
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, NY 10270

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

A I M Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

American Century Investment Management, Inc./
American Century Global Investment
Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201-2761

BlackRock, Inc./
BlackRock Investment Management, Inc.
800 Scudders Mill Rd.
Plainsboro, NJ 08536

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Bridgeway Capital Management, Inc.
5615 Kirby Drive
Suite 518
Houston, TX 77005-2448

Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, MA 02116-5034

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

Franklin Portfolio Associates, LLC
One Boston Place, 34th Floor
Boston, Massachusetts 02108

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

RCM Capital Management, LLC ("RCM")
4 Embarcadero Center
San Francisco, California 94111

Templeton Global Advisors, Ltd.,
Lyford Cay
Nassau, Bahamas

Templeton Investment Counsel, LLC
Broward Financial Centre, Suite 2100
Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.
d/b/a
Van Kampen
1221 Avenue of the Americas
New York, New York 10020

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market St.
10th Floor
San Francisco,
California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Gibbons,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Kathryn A. Pearce,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering
Compliance Officer

VALIC Company I
--------------------------------------------------------------------------------


DISCLOSURE OF QUARTERLY FUND HOLDINGS

 VALIC Company I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that VALIC Company I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in VALIC Company I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

 Information regarding how VALIC Company I voted proxies relating to securities held in the VALIC Company I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners participating in VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

Item 2. Code of Ethics.

VALIC Company I ("the Registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Director's has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to
Item 3(a) of Form N-CSR. Mr. Brown is considered to be "independent" for purposes of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the Registrant for the last two fiscal years for professional services rendered by the Registrant's principal accountant were as follows:

                                                   2006            2007
                     (a)Audit Fees               612,713         $ 620,800
                     (b)Audit-Related Fees       136,006         $       0
                     (c)Tax Fees                 159,600         $ 189,598
                     (d)All Other Fees                 0         $       0

                Audit Fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                Aggregate fees billed to the investment adviser and Adviser Affiliates(as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                                   2006            2007
                     (b)Audit-Related Fees         $ 0           $       0
                     (c)Tax Fees                   $ 0           $       0
                     (d)All Other Fees             $ 0           $2,332,788

               (e)

                        (1) The Registrant's audit committee pre-approves all audit services provided by the Registrant's principal accountant for the Registrant and all non-audit services provided by the Registrant's principal accountant for the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Registrant.

                        (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                (f)     Not Applicable.

                (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $2,564,593 and $2,454,329, respectively.

                (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of
Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940
                (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the Registrant's disclosure controls and procedures are effective.

        (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
                Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 8, 2007

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: August 8, 2007

Exhibit 99.406.Code of Ethics

                                 VALIC COMPANY I
                                VALIC COMPANY II
                           (collectively, the "Funds")

                     CODE OF ETHICS FOR PRINCIPAL EXECUTIVE
                        AND PRINCIPAL ACCOUNTING OFFICERS

I.      Introduction

        The Boards of Directors/Trustees of the Funds (the "Boards") have adopted this Code of Ethics (this "Code") pursuant to Section 406 of the Sarbanes-Oxley Act applicable to the Funds' Principal Executive Officer and Principal Accounting Officer (the "Covered Officers" each of whom is set forth in Exhibit A) for the purpose of promoting:

    . Honest and ethical conduct, including the ethical handling of conflicts of interest between personal and professional relationships;

    .   Full, fair, accurate, timely and understandable disclosure;

    .   Compliance with applicable laws and governmental rules and regulations;

    . The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    .   Accountability for adherence to the Code.

        Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

        A "conflict of interest" occurs when a Covered Officer's private interest improperly interferes with the interests of, or his or her service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Fund.

        Certain conflicts of interest arise out of the relationships between Covered Officers and the Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Funds because of their status as "affiliated persons" of the Funds. The compliance programs and procedures of the Funds and the Funds' investment adviser, The Variable Annuity Life Insurance Company ("VALIC") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

        Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between, the Funds, VALIC and/or the Fund's administrator, of which the Covered Officers may also be officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds, VALIC and/or the administrator), be involved in establishing policies and implementing decisions that will have different effects on the Funds, VALIC and/or the administrator. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Funds, VALIC and/or the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically.

        In particular, each Covered Officer must:

    . Not use his or her personal influence or personal relationships to influence investment decisions or financial reporting by a Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

    . Not cause a Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and

    . Report at least annually to the Ethics Committee any material transaction or relationship that could reasonably be expected to give rise to a conflict of interest.

        There are certain potential conflict of interest situations that should be discussed with the Ethics Committee if material. Examples of these include:

    .   Service as a director on the board of any company;

    .   The receipt of any non-nominal gifts;

    . The receipt of any entertainment from any company with which a Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    . Any ownership interest in, or any consulting or employment relationship with, any of the Funds' service providers, other than VALIC, the administrator or any affiliated person thereof;

    . A direct or indirect financial interest in commissions, transaction charges or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.    Disclosure and Compliance

    . Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Funds;

    . Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Boards and auditors, or to governmental regulators and self-regulatory organizations;

    . Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Funds and VALIC with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

    . It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.     Reporting and Accountability

        Each Covered Officer must:

    . Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he or she has received, read and understands the Code;

    . Annually thereafter affirm to the Boards that he or she has complied with the requirements of the Code;

    . Not retaliate against any other Covered Officer or affiliated person of the Funds for reports of potential violations of this Code that are made in good faith; and

    . Notify the Ethics Committee promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

        The Ethics Committee is responsible for applying this Code to specific situations in which questions are presented to it and has the authority to interpret this Code in any particular situation. The Ethics Committee will also consider waivers sought by the Covered Officers.

        The Funds will act according to the following procedures in investigating and enforcing this Code:

    . The Ethics Committee will take all appropriate action to investigate any potential violations reported to it;

    . If, after such investigation, the Ethics Committee believes that no violation has occurred, the Ethics Committee is not required to take any further action;

    . If the Ethics Committee determines that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of VALIC or its board; or a recommendation to dismiss the Covered Officer;

    . The Ethics Committee will be responsible for granting waivers, as appropriate;

    . The Ethics Committee will inform the Boards of violations or waivers of this Code; and

    . Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.      Other Policies and Procedures

        This Code shall be the sole Code of Ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to investment companies thereunder. Insofar as other policies or procedures of the Funds, VALIC, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Code of Ethics of the Funds and VALIC, under Rule 17j-1 of the Investment Company Act, and VALIC's more detailed policies and procedures set forth in the VALIC Compliance Procedures Manual are separate requirements applying to Covered Officers and others, and are not part of this Code.

VI.     Amendments

        Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Boards.

VII.    Confidentiality

        All reports and records prepared or maintained pursuant to this Code shall be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Funds, the Ethics Committee, VALIC and the Boards and their independent counsel.

VIII.   Internal Use

        The Code is intended solely for internal use by the Funds and does not constitute an admission, by or on behalf of the Funds, as to any fact, circumstance or legal conclusion.


Date:   July 22, 2003

                                    Exhibit A

Evelyn M. Curran, Principal Executive Officer

Gregory R. Kinston, Principal Accounting Officer

Exhibit 99.CERT

                      CERTIFICATION PURSUANT TO SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, Evelyn M. Curran, certify that:

1.      I have reviewed this report on Form N-CSR of VALIC Company I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        (d) Disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.


Date: July 19, 2007

/s/ Evelyn M. Curran
------------------------
Evelyn M. Curran
President

                        CERTIFICATION PURSUANT TO SECTION
                          302 OF THE SARBANES-OXLEY ACT

I, Gregory R. Kingston, certify that:

1.      I have reviewed this report on Form N-CSR of VALIC Company I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: July 19, 2007

/s/ Gregory R. Kingston
----------------------------
Gregory R. Kingston
Treasurer

EXHIBIT 99.906.CERT

                     CERTIFICATIONS PURSUANT TO SECTION 906
                            OF THE SARBANES-OXLEY ACT

Evelyn M Curran, President, and Gregory R. Kingston, Treasurer of VALIC Company I (the "Registrant"), each certify to the best of his or her knowledge that:

1. The attached Form N-CSR report of the Registrant fully complies with the requirements of Sections 13(a) and 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in such N-CSR report fairly represents, in all material respects, the financial conditions and results of operations of the Registrant as of, and for, the periods presented in the report.

Dated: July 19, 2007

/s/ Evelyn M. Curran
----------------------------
Evelyn M. Curran
President

/s/ Gregory R. Kingston
----------------------------
Gregory R. Kingston
Treasurer

                                                               AIG VALIC ONLINE
                                                                 Account Access

   You must establish a Manage your account on the Web through AIG VALIC
Personal Identification Online!
    Number (PIN) before
    using the automated Enjoy quick, easy and secure access -- now or anytime.
      account services. Go to www.aigvalic.com and click on LOGIN in the "AIG
                        VALIC Online" section.
  Your PIN is valid for You'll find these exciting features:
both AIG VALIC by Phone
      at 1.800.448.2542 . View your account portfolio including values and AIG VALIC Online. . View, download or print account and transaction confirmation statements
                        . View current and historical fund performance and unit values
                        .  View or download transaction history
                        .  View your financial advisor's contact information
                        .  Update or reset your Personal Identification Number
                           (PIN)
                        . Change your contact information such as telephone, address or e-mail
                        .  Initiate account transactions including:
                           * Allocation changes
                           * Transfer money among investment options
                           * Rebalance account to your desired allocation mix
                        .  Loan modeling
                        .  Request forms for a variety of services
                        .  Ability to display information from other accounts
                        .  Enroll in the electronic document delivery service

                        Start exploring AIG VALIC Online today by establishing a Personal Identification Number (PIN)!

                        To set up a PIN through AIG VALIC Online:

                        .  Go to www.aigvalic.com
                        .  Click on LOGIN in the "AIG VALIC Online" section
                        .  Click "I am a new user"
                        .  Enter the information required to establish a new
                           PIN
                        . Click "I Agree" to accept AIG VALIC'S access agreement (required)
                        . Verify and/or update your address, e-mail and telephone number information
                        . Click "Continue" to update your record and proceed to the Client Summary screen

                        Your PIN setup is complete when the Client Summary screen appears.

                        This PIN is valid for both AIG VALIC by Phone at 1-800-448-2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line providing 24-hour access to your account.


                                             ---------------
                   VALIC Company I              PRSRT STD
                   P.O. Box 3206              U.S. POSTAGE
                   Houston, Texas 77253-3206      PAID
                                              LANCASTER, PA
                                             PERMIT NO. 1765
                                             ---------------

VL 9530 VER 05/07